UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust
(Exact name of registrant as specified in charter)

9800 Schwab Way, Lone Tree, Colorado 80124
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust

9800 Schwab Way, Lone Tree, Colorado 80124
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
October 31, 2025

Schwab International Opportunities Fund

Ticker Symbol: SWMIX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders
and
other information about the fund are available from
your
financial
intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Opportunities Fund	$94	0.84%

MANAGEMENT’S DISCUSSION OF FUND
PERFORMANCE
For the 12-month period ended October 31, 2025, the fund returned 23.82%. The MSCI EAFE
®
Index (Net)
1
returned
23.03%.
Over
the 12-month reporting period, all four of the fund’s active subadvisers posted positive returns.

Columbia Management Investment Advisers, LLC (Columbia)
outperformed its comparative index. As of October 31, 2025,
Columbia managed 27.6% of the fund’s net assets.
■

Contributed to total return:
●
Japanese securities, including Mitsubishi UFJ Financial
Group, Inc.
●
Securities from the Netherlands
■

Detracted from total return:
●
Danish securities, including Class B holdings of Novo
Nordisk AS
●
Securities from Kazakhstan
■

From an individual security perspective:
●
Class A holdings of Societe Generale SA were the largest
contributor to total return (Columbia’s position was sold
prior to the end of the reporting period)
●
Class B holdings of Novo Nordisk AS were the largest
detractor from total return
American Century Investment Management, Inc. (American
Century) outperformed its comparative index. As of October 31,
2025, American Century managed 19.5% of the fund’s net
assets.
■

Contributed to total return:
●
Japanese securities, including Ryohin Keikaku Co. Ltd.
●
Canadian securities
■

Detracted from total return:
●
Indian securities, including KEI Industries Ltd. (American
Century’s position was sold prior to the end of the reporting period)
●
Swedish securities
■

From an individual security perspective:
●
Lundin Gold, Inc. was the largest contributor to total return
●
NEXTDC Ltd. was the largest detractor from total return
Baillie Gifford Overseas Limited (Baillie Gifford) outperformed its comparative index. As of October 31, 2025, Baillie Gifford
managed
10.6% of the fund’s net assets.
■

Contributed to total return:
●
Swedish securities, including Spotify Technology SA
●
Securities from the United States
■

Detracted from total return:
●
German securities, including Delivery Hero SE
●
Chinese securities
■

From an individual security perspective:
●
Spotify Technology SA was the largest contributor to total
return
●
Class B holdings of Meituan were the largest detractor from
total return
Schwab International Opportunities Fund | Annual Report
1
REG125980-01  00319703

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(continued)

Harris Associates L.P. (Harris) underperformed its comparative index. As of October 31, 2025, Harris managed 8.7% of the
fund’s net assets.
■

Detracted from total return:
●
Indonesian securities, including Bank Mandiri Persero Tbk.
PT
●
Danish securities
■

Contributed to total return:
●
German securities, including Continental AG
●
French securities
■

From an individual security perspective:
●
WPP PLC was the largest detractor from total return
(Harris’ position was sold prior to the end of the reporting period)
●
Continental AG was the largest contributor to total return
Schwab Asset Management seeks to track the performance of
the FTSE Developed ex US Quality Factor Index. The fund’s
allocation to Schwab Asset Management performed in line with this objective, generally tracking its comparative index. As of
October 31, 2025, Schwab Asset Management managed 33.6%
of the fund’s net
assets
.
■

Contributed to total return:
●
Securities from the United Kingdom, including Rolls-Royce
Holdings PLC
●
Securities from the Republic of Korea
■

Detracted from total return:
●
Danish securities, including Class B holdings of Novo
Nordisk AS
●
Italian securities

Portfolio holdings may have changed since the report
date
.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Schwab International Opportunities Fund | Annual Report

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (04/02/2004) 1,2,3	23.82%	6.87%	6.69%
MSCI EAFE ® Index (Net) 4	23.03%	12.33%	7.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Opportunities Fund |
Annual
Report
3

Statistics

Net Assets (millions)	$1,173
Number of Holdings (excludes derivatives)	1,024
Portfolio Turnover Rate	69%
Advisory Fees Paid by the Fund	$6,848,933
Weighted Average Market Cap (millions)	$151,283
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	3.2
Foreign Tax Paid and Passed Through	$2,639,734
Gross Income From Foreign Sources	$29,247,426
Qualified Dividend Income	$20,037,277
Sector Weightings % of
Investments
1

Top Equity Holdings % of Net
Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab &
Co
., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
4
Schwab International Opportunities Fund | Annual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Opportunities Fund | Annual Report
5

Annual Report |
October 31, 2025

Schwab Core Equity Fund

Ticker Symbol: SWANX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Equity Fund	$79	0.73%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 16.89%. The S&P 500
®
Index returned 21.45%.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Financials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities
From an individual security perspective:
■

Fidelity National Information Services, Inc. was the largest detractor from total return
■

NVIDIA Corp. was the largest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Core Equity Fund | Annual Report
1
REG125967-01  00319723

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (07/01/1996) 1	16.89%	15.73%	12.10%
S&P 500 ® Index	21.45%	17.64%	14.64%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Core Equity Fund | Annual Report

Statistics

Net Assets (millions)	$1,549
Number of Holdings	54
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$6,903,533
Weighted Average Market Cap (millions)	$1,762,005
Price/Earnings Ratio (P/E)	31.1
Price/Book Ratio (P/B)	6.3
Dividends Received Deduction	100.00%
Qualified Dividend Income	$14,423,421
Long Term Capital Gain Distribution	$101,266,284
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered
under the Investment Company Act of 1940, as amended.
Schwab Core Equity Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedu
res use
d to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Core Equity Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Dividend Equity Fund

Ticker Symbol: SWDSX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Dividend Equity Fund	$94	0.89%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 10.73%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Russell 1000
®
Value Index,
which returned 11.15%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Lower yielding dividend stocks drove returns of the fund and the Russell 1000
®
Value Index with performance driven by
advancements in artificial intelligence (AI) within the information technology and communications services sectors
■

As of October 31, 2025, the fund’s dividend yield was 2.36%, higher than the 1.92% dividend yield of the index. As of October 31,
2025, the fund’s 30-Day SEC yield was 1.62%.
■

Top detractors from total return:
●
Health care sector securities, including UnitedHealth Group, Inc. (which was sold prior to the end of the reporting period)
●
Real estate sector securities
■

Top contributors to total return:
●
Information technology sector securities, including Broadcom, Inc.
●
Financials sector securities
■

From an individual security perspective:
●
UnitedHealth Group, Inc. was the largest detractor from total return
●
Broadcom, Inc. was the largest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Dividend Equity Fund | Annual Report
1
REG125970-01  00319722

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (09/02/2003) 1,2	10.73%	14.34%	8.33%
S&P 500 ® Index 3	21.45%	17.64%	14.64%
Russell 1000 ® Value Index	11.15%	14.28%	9.97%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Dividend Equity Fund | Annual Report

Statistics

Net Assets (millions)	$583
Number of Holdings	63
Portfolio Turnover Rate	8%
Advisory Fees Paid by the Fund	$3,413,302
Weighted Average Market Cap (millions)	$552,481
Price/Earnings Ratio (P/E)	20.8
Price/Book Ratio (P/B)	3.4
30-Day SEC Yield	1.62%
Dividends Received Deduction	100.00%
Qualified Dividend Income	$9,694,895
Long Term Capital Gain Distribution	$3,811,691
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a s
ervice
mark of MSCI and S
&P and has
been licensed for use by Charles Schwab & Co., Inc.
Schwab Dividend Equity Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Dividend Equity Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Large-Cap Growth Fund

Ticker Symbol: SWLSX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Large-Cap Growth Fund*	$114	0.99%
*
Expenses were reduced by a contractual fee waiver in effect for so long as th
e investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 29.65%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Russell 1000
®
Growth Index,
which returned 30.52%, is the fund’s additional index, and is more repr esentative
of the fund’s investment universe than the
regulatory index.
■

Large-cap growth stocks outperformed the broader market primarily driven by advancements in artificial intelligence (AI) within the information technology sector and strong sales and earnings growth of mega-capitalization companies
■

Top detractors from total return:
●
Health care sector securities, including Thermo Fisher Scientific, Inc. (which was sold prior to the end of the reporting period)
●
Energy sector securities
■

Top contributors to total return:
●
Information technology sector securities, including NVIDIA Corp.
●
Communication services sector securities
■

From an individual security perspective:
●
Class A holdings of Accenture PLC were the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Large-Cap Growth Fund | Annual Report
1
REG125981-01  00319702

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/03/2005) 1	29.65%	18.74%	15.79%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
Russell 1000 ® Growth Index	30.52%	19.24%	18.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Large-Cap Growth Fund | Annual Report

Statistics

Net Assets (millions)	$617
Number of Holdings	58
Portfolio Turnover Rate	22%
Advisory Fees Paid by the Fund	$3,685,561
Weighted Average Market Cap (millions)	$1,887,334
Price/Earnings Ratio (P/E)	42.9
Price/Book Ratio (P/B)	13.4
Long Term Capital Gain Distribution	$562,663
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use b
y Charle
s Schwab & Co., Inc.
Schwab Large-Cap Growth Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other inform ation a
bout the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Large-Cap Growth Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Small-Cap Equity Fund

Ticker Symbol: SWSCX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Equity Fund	$116	1.09%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 12.59%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Russell 2000
®
Index, which
returned 14.41%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Small-cap stocks underperformed the broader market primarily driven by advancements in artificial intelligence (AI) within the information technology sector and strong sales and earnings growth of mega-capitalization companies
■

Top detractors from total return:
●
Real estate sector securities, including Innovative Industrial Properties, Inc. (which was sold prior to the end of the reporting period)
●
Communication services sector securities
■

Top contributors to total return:
●
Industrials sector securities, including Class A holdings of Bloom Energy Corp.
●
Health care sector securities
■

From an individual security perspective:
●
Vaxcyte, Inc. was the largest detractor from total return (which was sold prior to the end of the reporting period)
●
Class A holdings of Bloom Energy Corp. were the largest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Small-Cap Equity Fund | Annual Report
1
REG125988-01  00319696

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and
principal value of an investment will fluctuate
so
that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (07/01/2003) 1	12.59%	15.31%	9.07%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
Russell 2000 ® Index	14.41%	11.50%	9.36%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000
®
Index is the fund’s additional index and
is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Small-Cap Equity Fund | Annual Report

Statistics

Net Assets (millions)	$646
Number of Holdings (excludes derivatives)	340
Portfolio Turnover Rate	108%
Advisory Fees Paid by the Fund	$4,957,681
Weighted Average Market Cap (millions)	$4,952
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	2.1
Dividends Received Deduction	44.12%
Qualified Dividend Income	$5,902,952
Long Term Capital Gain Distribution	$63,985,427
Qualified Business Income (199A)	$798,017
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Small-Cap Equity Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies,
Procedures
and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Small-Cap Equity Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Health Care Fund

Ticker Symbol: SWHFX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Health Care Fund	$80	0.80%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 0.20%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The Dow Jones Global Health Care
Index, which returned 0.93%, is the fund’s
additional
index, and is more representative of the fund’s investment universe than the regulatory index.
■

Health care stocks underperformed the broader market as the health care sector is typically more defensive and has lower volatility than the broader market and tends to underperform in periods of strong growth
■

Top detractors from total return:
●
Managed health care sub-industry securities, including UnitedHealth Group, Inc.
●
Health care services sub-industry securities
■

Top contributors to total return:
●
Health care distributors sub-industry securities, including McKesson Corp.
●
Biotechnology sub-industry securities
■

From an individual security perspective:
●
UnitedHealth Group, Inc. was the largest detractor from total return
●
Johnson & Johnson was the largest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Health Care Fund | Annual Report
1
REG125977-01  00319715

The performance data quoted represents past performance.
Past
performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (07/03/2000) 1,2	0.20%	7.19%	7.47%
S&P 500 ® Index 3	21.45%	17.64%	14.64%
Dow Jones Global Health Care Index	0.93%	6.34%	7.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Health Care Fund | Annual Report

Statistics

Net Assets (millions)	$640
Number of Holdings	83
Portfolio Turnover Rate	41%
Advisory Fees Paid by the Fund	$3,649,317
Weighted Average Market Cap (millions)	$239,029
Price/Earnings Ratio (P/E)	24.3
Price/Book Ratio (P/B)	4.4
Dividends Received Deduction	100.00%
Qualified Dividend Income	$5,048,204
Long Term Capital Gain Distribution	$57,382,957
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab Health Care Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Health Care Fund | Annual Report

Annual Report |
October 31, 2025

Schwab International Core Equity Fund

Ticker Symbol: SICNX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Core Equity Fund*	$98	0.86%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 28.77%. The MSCI EAFE
®
Index (Net)
1
which
returned 23.03%.
Top contributors to total return:
■

Securities from the United Kingdom, including HSBC Holdings PLC
■

Japanese securities
Top detractors from total return:
■

Danish securities, including Class B holdings of Novo Nordisk AS
■

Belgian securities
From an individual security perspective:
■

Heidelberg Materials AG was the largest contributor to total return
■

Class B holdings of Novo Nordisk AS were the largest detractor from total return

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Core Equity Fund  | Annual
Report
1
REG125978-01  00319714

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (05/30/2008) 1,2	28.77%	13.52%	7.40%
MSCI EAFE ® Index (Net) 3	23.03%	12.33%	7.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Schwab International Core Equity Fund  | Annual Report

Statistics

Net Assets (millions)	$831
Number of Holdings	146
Portfolio Turnover Rate	76%
Advisory Fees Paid by the Fund	$4,081,658
Weighted Average Market Cap (millions)	$125,533
Price/Earnings Ratio (P/E)	13.9
Price/Book Ratio (P/B)	2.2
Foreign Tax Paid and Passed Through	$1,601,232
Gross Income From Foreign Sources	$24,947,891
Qualified Dividend Income	$16,664,601
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab International Core Equity Fund  |
Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Core Equity Fund  | Annual Report

Annual Report |
October 31, 2025

Schwab S&P 500 Index Fund

Ticker Symbol: SWPPX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Fund	$2	0.02%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 21.43%. The S&P 500
®
Index returned 21.45%
during the same period. Differences between the return of the fund and the return of the S&P 500
®
Index may be attributable to,
among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities,
including
NVIDIA Corp.
■

Communication services sector securities

Portfolio holdings may have changed since the report date.
Schwab S&P 500 Index Fund | Annual Report
1
REG125987-01  00319697

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (05/19/1997) 1	21.43%	17.61%	14.59%
S&P 500 ® Index	21.45%	17.64%	14.64%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab S&P 500 Index Fund | Annual Report

Statistics

Net Assets (millions)	$130,454
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate	3%
Advisory Fees Paid by the Fund	$22,994,531
Weighted Average Market Cap (millions)	$1,497,042
Price/Earnings Ratio (P/E)	28.5
Price/Book Ratio (P/B)	5.2
Dividends Received Deduction	92.25%
Qualified Dividend Income	$1,270,950,224
Qualified Business Income (199A)	$51,137,635
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
Schwab S&P 500 Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 6-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab S&P 500 Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Small-Cap Index Fund

Ticker Symbol: SWSSX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders
and
other information about the fund are available from
your
financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Index Fund	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 14.50%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell 2000
®
Index, which returned 14.41% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Industrials sector securities, including Class A holdings of Bloom Energy Corp.
■

Information technology sector securities
Top detractors from total return:
■

Real estate sector securities, including Innovative Industrial Properties, Inc.
■

While there were no additional sectors that detracted from the total return of the fund, consumer staples sector securities were the smallest contributors to total return

Portfolio holdings may have changed since the report date.
Schwab Small-Cap Index Fund | Annual Report
1
REG125989-01  00319695

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (05/19/1997) 1	14.50%	11.55%	9.42%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
Russell 2000 ® Index	14.41%	11.50%	9.36%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Russell 2000
®
” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The
Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.
2
Schwab Small-Cap Index Fund | Annual Report

Statistics

Net Assets (millions)	$7,193
Number of Holdings (excludes derivatives)	1,962
Portfolio Turnover Rate (excludes in-kind transactions)	12%
Advisory Fees Paid by the Fund	$2,624,440
Weighted Average Market Cap (millions)	$4,875
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	2.0
Dividends Received Deduction	56.59%
Qualified Dividend Income	$62,974,278
Qualified Business Income (199A)	$14,342,702
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Small-Cap Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fu
nd’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Small-Cap Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Total Stock Market Index Fund

Ticker Symbol: SWTSX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Total Stock Market Index Fund	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 20.85%. The Dow Jones U.S. Total Stock Market
Index
SM
returned 20.90% during the same period. Differences between the return of the fund and the return of the Dow Jones
U.S. Total Stock Market Index
SM
may be attributable to, among other things, the operational and trans actional c
osts incurred by the
fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securit
ies, in
cluding NVIDIA Corp.
■

Communication
services
sector securities

Portfolio holdings may have changed since the report date.
Schwab Total Stock Market Index Fund | Annual Report
1
REG126002-01  00319682

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (06/01/1999) 1	20.85%	16.67%	13.99%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
” and “S&P
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a registered trademark
of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by
Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market Index
SM
” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow
Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Total Stock Market Index Fund | Annual Report

Statistics

Net Assets (millions)	$31,970
Number of Holdings (excludes derivatives)	3,018
Portfolio Turnover Rate	3%
Advisory Fees Paid by the Fund	$8,471,431
Weighted Average Market Cap (millions)	$1,320,594
Price/Earnings Ratio (P/E)	27.6
Price/Book Ratio (P/B)	4.6
Dividends Received Deduction	89.32%
Qualified Dividend Income	$303,045,509
Qualified Business Income (199A)	$19,174,053
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Total Stock Market Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 7-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Total Stock Market Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab U.S. Large-Cap Growth Index Fund

Ticker Symbol: SWLGX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth Index Fund	$4	0.035%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fu
n
d returned 30.44%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index, which returned 30.52% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell 1000
®
Growth Index may
be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from to
tal
return:
■

Real estate sector securities, including American Tower Corp.
■

Consumer staples sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities

Portfolio holdings may have changed since the re
po
rt d
ate.
Schwab U.S. Large-Cap Growth Index Fund | Annual Report
1
REG126003-01  00319681

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 20, 2017 - O
ctobe
r 31, 2025)
1

Average Annual Ret
urn
s

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/2017) 1	30.44%	19.19%	18.70%
S&P 500 ® Index 2	21.45%	17.64%	14.51%
Russell 1000 ® Growth Ind ex	30.52%	19.24%	18.75%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Growth Index Fund | Annual Report

Sta
tist
ics

Net Assets (millions)	$4,565
Number of Holdings (excludes derivatives)	388
Portfolio Turnover Rate (excludes in-kind transactions)	16%
Advisory Fees Paid by the Fund	$1,235,933
Weighted Average Market Cap (millions)	$2,180,540
Price/Earnings Ratio (P/E)	41.0
Price/Book Ratio (P/B)	14.6
Dividends Received Deduction	97.17%
Qualified Dividend Income	$16,354,834
Qualified Business Income (199A)	$329,453
Sector Weightings % of In
vest
ments
1

Top Equity
Holdi
ngs % of N
et Assets

Portfolio holdings may have changed since the rep
ort dat
e.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap Growth Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 8-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s fi nan
cial statements were retroactively adjusted for the period
ended October 31, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Growth Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab U.S. Large-Cap Value Index Fund

Ticker Symbol: SWLVX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 IN
VESTMEN
T)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value Index Fund	$4	0.035%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 11.13%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell 1000
®
Value Index, which returned 11.15% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell 1000
®
Value Index may
be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Value Index
Fund
 | Annual Report
1
REG126004-01  00319679

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 20, 2017 - Octob
er 31
, 2025)
1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/2017) 1	11.13%	14.25%	9.01%
S&P 500 ® Index 2	21.45%	17.64%	14.51%
Russell 1000 ® Value Index	11.15%	14.28%	9.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Va
lue Index Fu
nd | Annual Report

Statistics

Net Assets (million s)	$919
Number of Holdings (excludes derivatives)	860
Portfolio Turnover Rate (excludes in-kind transactions)	16%
Advisory Fees Paid by the Fund	$290,473
Weighted Average Market Cap (millions)	$374,344
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	2.7
Dividends Received Deduction	85.35%
Qualified Dividend Income	$13,841,446
Long Term Capital Gain Distribution	$4,943,466
Qualified Business Income (199A)	$1,007,357
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the rep
ort date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940
, as amended.
Schwab U.S. Large-Cap Value Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 4-for-1 share split for the fund, which applied to sh
areholders of record as of
the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Value Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab U.S. Mid-Cap Index Fund

Ticker Symbol: SWMCX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap Index Fund	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 10.68%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the Russell Midcap
®
Index, which returned 10.79% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell Midcap
®
Index may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Materials sector securities, including Dow, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including Class A holdings of Palantir Technologies, Inc. (which was sold prior to the end of the reporting period)
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Mid-Cap Index Fund | Annual Report
1
REG126005-01  00319680

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 20, 2017 - October 31, 2025)
1

Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/2017) 1	10.68%	12.29%	9.80%
S&P 500 ® Index 2	21.45%	17.64%	14.51%
Russell Midcap ® Index	10.79%	12.33%	9.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell Midcap
®
Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index
Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Mid-Cap Index Fund | Annual Report

Statistics

Net Assets (millions)	$2,209
Number of Holdings (excludes derivatives)	801
Portfolio Turnover Rate (excludes in-kind transactions)	11%
Advisory Fees Paid by the Fund	$773,313
Weighted Average Market Cap (millions)	$30,631
Price/Earnings Ratio (P/E)	22.0
Price/Book Ratio (P/B)	2.9
Dividends Received Deduction	65.49%
Qualified Dividend Income	$18,786,739
Long Term Capital Gain Distribution	$14,697,002
Qualified Business Income (199A)	$3,034,173
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Mid-Cap Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On June 5, 2025, the Board of Trustees authorized a 5-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on August 14, 2025. Certain of the fund’s financial statements were retroactively adjusted for the period ended October 31, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Mid-Cap Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab International Index Fund

Ticker Symbol:
SWISX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Index Fund	$7	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 23.33%. The MSCI EAFE
®
In
d
ex (Net)
1
returned
23.03% during the same period.
Top contributors to total return:
■

Japanese securities, including SoftBank Group Corp.
■

Securities from the United Kingdom
Top detractors from total return:
■

Danish securities, including Class B holdings of Novo Nordisk AS
■

Securities from New Zealand

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Index Fund | Annual Report
1
REG125979-01  00319704

The performance data quoted represents past performance. Past performance does not guarantee future results. Inves tm
ent returns
and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (05/19/1997) 1,2	23.33%	12.39%	7.64%
MSCI EAFE ® Index (Net) 3	23.03%	12.33%	7.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “MSCI EAFE
®
” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is
not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Schwab International Index Fund | Annual Report

Statistics

Net Assets (millions)	$12,402
Number of Holdings (excludes derivatives)	695
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$6,571,561
Weighted Average Market Cap (millions)	$101,449
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.1
Foreign Tax Paid and Passed Through	$23,062,027
Gross Income From Foreign Sources	$350,504,344
Qualified Dividend Income	$267,299,603
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Cla ssifica
tion Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Fundamental U.S. Large Company Index Fund

(formerly Schwab Fundamental US Large Company Index Fund)

Ticker Symbol: SFLNX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You
can
also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your
financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company Index Fund	$27	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 14.48%. The Russell 1000
®
Index, which serves as
the fund’s regulatory index and provides a broad measure of market performance, returned 21.14%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index which returned 14.72% during the same period.
The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI
Fundamental High Liquidity US Large Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including Microsoft Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report
1
REG125975-01  00319718

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company Index Fund (04/02/2007) 1	14.48%	18.08%	12.84%
Russell 1000 ® Index 2	21.14%	17.05%	14.39%
RAFI Fundamental High Liquidity US Large Index 3	14.72%	N/A	N/A
Russell RAFI TM US Large Company Index	14.64%	18.36%	13.11%
Fundamental US Large Spliced Index	14.72%	18.36%	13.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
2
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report

Statistics

Net Assets (millions)	$10,559
Number of Holdings (excludes derivatives)	731
Portfolio Turnover Rate (excludes in-kind transactions)	10%
Advisory Fees Paid by the Fund	$24,530,589
Weighted Average Market Cap (millions)	$698,559
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	100.00%
Qualified Dividend Income	$165,577,503
Sector Weightings % of
Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have
changed
since the report da
te.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report

Annual Report |
October 31, 2025

Schwab Fundamental U.S. Small Company Index Fund

(formerly Schwab Fundamental US Small Company Index Fund)

Ticker Symbol: SFSNX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A
HYPOTHETICAL
$10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company Index Fund	$26	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 6.16%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 21.45%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index which returned 6.32% during the same period.
The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI
Fundamental High Liquidity US Small Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Consumer staples sector securities, including Spectrum Brands Holdings, Inc.
■

Health care sector securities
Top contributors to total return:
■

Information technology sector securities, including ViaSat, Inc.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab
Fundamental U.S. Small Company Index Fund | Annual Report
1
REG125976-01  00319716

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company Index Fund (04/02/2007) 1	6.16%	14.23%	9.34%
S&P 500 ® Index 2	21.45%	17.64%	14.64%
RAFI Fundamental High Liquidity US Small Index 3	6.32%	N/A	N/A
Russell RAFI TM US Small Company Index	6.75%	14.54%	9.58%
Fundamental US Small Spliced Index	6.32%	14.43%	9.52%
Russell 2000 ® Index	14.41%	11.50%	9.36%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
2
Schwab Fundamental U.S. Small Company Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,747
Number of Holdings (excludes derivatives)	969
Portfolio Turnover Rate (excludes in-kind transactions)	30%
Advisory Fees Paid by the Fund	$4,371,488
Weighted Average Market Cap (millions)	$8,777
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.6
Dividends Received Deduction	74.72%
Qualified Dividend Income	$22,978,092
Qualified Business Income (199A)	$4,673,931
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this
report
use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Fundamental U.S. Small Company Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Small Company Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Fundamental International Equity Index Fund

(formerly Schwab Fundamental International Large Company Index Fund)

Ticker Symbol: SFNNX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity Index Fund	$29	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 28.74%. The MSCI EAFE
®
Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 23.03%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
1
which returned 28.47%
during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Japanese securities, including SoftBank Group Corp.
■

Securities from the United Kingdom
Top detractors from total return:
■

Danish securities, including Class B holdings of Novo Nordisk AS
■

Securities from New Zealand

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Equity Index Fund  | Annual Report
1
REG125973-01  00319720

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity Index Fund (04/02/2007) 1,2	28.74%	16.62%	8.77%
MSCI EAFE ® Index (Net) 3,4	23.03%	12.33%	7.48%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 3,5	28.47%	N/A	N/A
Russell RAFI TM Developed ex US Large Company Index (Net) 3	28.52%	16.90%	8.87%
Fundamental Developed ex US Large Spliced Index	28.47%	16.88%	8.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
2
Schwab Fundamental International Equity Index Fund  | Annual Report

Statistics

Net Assets (millions)	$3,824
Number of Holdings (excludes derivatives)	925
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$8,247,882
Weighted Average Market Cap (millions)	$89,682
Price/Earnings Ratio (P/E)	14.5
Price/Book Ratio (P/B)	1.3
Foreign Tax Paid and Passed Through	$9,984,292
Gross Income From Foreign Sources	$127,604,875
Qualified Dividend Income	$93,713,959
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive propert
y of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Equity Index Fund  | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Equity Index Fund  | Annual Report

Annual Report |
October 31, 2025

Schwab Fundamental International Small Equity Index Fund

(formerly Schwab Fundamental International Small Company Index Fund)

Ticker Symbol: SFILX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity Index Fund	$44	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 27.67%. The MSCI EAFE
®
Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 23.03%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
1
which returned 27.92%
during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
1
may be attributable to, among other things, the
operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Peruvian securities, including Hochschild Mining PLC (which was sold prior to the end of the reporting period)
■

Bermudian securities
Top contributors to total return:
■

Japanese securities, including Ibiden Co. Ltd.
■

Canadian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Small Equity Index Fund | Annual Report
1
REG125974-01  00319719

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity Index Fund (01/31/2008) 1,2	27.67%	11.57%	7.62%
MSCI EAFE ® Index (Net) 3,4	23.03%	12.33%	7.48%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 3,5	27.92%	N/A	N/A
Russell RAFI TM Developed ex US Small Company Index (Net) 3	28.47%	12.08%	7.93%
Fundamental Developed ex US Small Spliced Index	27.92%	12.01%	7.90%
S&P Developed ex-U.S. Small Cap Index (Net) 3	24.65%	8.82%	6.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performanc
e.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI
Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
2
Schwab Fundamental International Small Equity Index Fund | Annual Report

Statistics

Net Assets (millions)	$666
Number of Holdings (excludes derivatives)	1,695
Portfolio Turnover Rate	27%
Advisory Fees Paid by the Fund	$2,365,972
Weighted Average Market Cap (millions)	$5,687
Price/Earnings Ratio (P/E)	14.7
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$1,843,067
Gross Income From Foreign Sources	$21,024,534
Qualified Dividend Income	$15,691,131
Long Term Capital Gain Distribution	$6,121,382
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MS
CI)
and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Small Equity Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s
website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Small Equity Index Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Fundamental Emerging Markets Equity Index Fund

(formerly Schwab Fundamental Emerging Markets Large Company Index Fund)

Ticker Symbol: SFENX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity Index Fund	$44	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 23.27%. The MSCI Emerging Markets Index (Net)
1
,
which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 27.91%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net)
1
which
returned 23.42% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High Liquidity Emerging Markets Index (Net)
1
may be attributable to, among other
things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Indian securities, including Infosys Ltd.
■

Indonesian securities
Top contributors to total return:
■

Chinese securities, including Alibaba Group Holding Ltd.
■

Taiwanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report
1
REG125971-01  00319721

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity Index Fund (01/31/2008) 1,2	23.27%	14.13%	9.66%
MSCI Emerging Markets Index (Net) 3,4	27.91%	7.46%	7.69%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 3,5	23.42%	N/A	N/A
Russell RAFI TM Emerging Markets Large Company Index (Net) 3	24.50%	14.90%	10.35%
Fundamental Emerging Markets Spliced Index	23.42%	14.73%	10.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performan
ce.
Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
2
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report

Statistics

Net Assets (millions)	$1,340
Number of Holdings (excludes derivatives)	365
Portfolio Turnover Rate	21%
Advisory Fees Paid by the Fund	$4,125,808
Weighted Average Market Cap (millions)	$168,083
Price/Earnings Ratio (P/E)	10.6
Price/Book Ratio (P/B)	1.3
Foreign Tax Paid and Passed Through	$6,336,151
Gross Income From Foreign Sources	$53,479,779
Qualified Dividend Income	$19,238,158
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain
tax
information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report

Annual Report |
October 31, 2025

Schwab Balanced Fund

Ticker Symbol: SWOBX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Balanced Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 14.27%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s internally calculated comparative index, the
Balanced Blended Index (the composite index), returned 14.90%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab Core Equity Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Small-Cap Equity Fund
●
Schwab International Opportunities Fund

Portfolio holdings may have changed since the report date.
Schwab Balanced Fund | Annual Report
1
REG125966-01  00319724

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/1996) 1	14.27%	8.85%	8.25%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Balanced Blended Index	14.90%	9.76%	9.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Balanced Fund | Annual Report

Statistics

Net Assets (millions)	$738
Number of Holdings	7
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$200,468
Gross Income From Foreign Sources	$1,293,278
Dividends Received Deduction	15.56%
Qualified Dividend Income	$3,692,305
Long Term Capital Gain Distribution	$17,717,414
Qualified Business Income (199A)	$33,180
Business Interest Deduction (163j)	65.89%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets
1

Portfolio holdings may have changed since the report da
te.
1
The holdings listed exclude any
temporary
liquidity investments.
Schwab Balanced Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-mon th pe
riod ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Balanced Fund | Annual Report

Annual Report |
October 31, 2025

Schwab MarketTrack All Equity Portfolio™

Ticker Symbol: SWEGX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack All Equity Porfolio	$42	0.38%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 19.80%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, returned 21.45%. The fund’s custom blended comparative index, the All Equity
Composite Index (the composite index), returned 20.32%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
While there were no additional underlying funds that detracted from the total return of the fund, Schwab Emerging Markets
Equity ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab MarketTrack All Equity Portfolio™ | Annual Report
1
REG125982-01  00319701

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (05/19/1998) 1	19.80%	15.09%	10.96%
S&P 500 ® Index	21.45%	17.64%	14.64%
All Equity Composite Index	20.32%	15.64%	11.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack All Equity Portfolio™ | Annual Repo
rt

Statistics

Net Assets (millions)	$1,079
Number of Holdings	11
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$1,268,642
Foreign Tax Paid and Passed Through	$1,080,192
Gross Income From Foreign Sources	$9,901,343
Dividends Received Deduction	31.36%
Qualified Dividend Income	$14,991,758
Long Term Capital Gain Distribution	$44,920,103
Qualified Business Income (199A)	$1,667,277
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab MarketTrack All Equity Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information abo
ut the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack All Equity Portfolio™ | Annual Report

Annual Report |
October 31, 2025

Schwab MarketTrack Growth Portfolio™

Ticker Symbol: SWHGX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Growth Porfolio	$41	0.38%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 16.79%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s custom blended comparative index, the Growth
Composite Index (the composite index), returned 17.30%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
While there were no additional underlying funds that detracted from the total return of the fund, Schwab Emerging Markets
Equity ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Growth Portfolio™ | Annual Report
1
REG125985-01  00319698

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/1995) 1	16.79%	12.22%	9.40%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Growth Composite Index	17.30%	12.77%	9.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack Growth Portfolio™ | Annual Report

Statistics

Net Assets (millions)	$1,050
Number of Holdings	13
Portfolio Turnover Rate	18%
Advisory Fees Paid by the Fund	$1,278,492
Foreign Tax Paid and Passed Through	$788,311
Gross Income From Foreign Sources	$7,348,294
Dividends Received Deduction	25.50%
Qualified Dividend Income	$12,342,268
Long Term Capital Gain Distribution	$77,081,686
Qualified Business Income (199A)	$1,397,390
Business Interest Deduction (163j)	28.01%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Growth Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports
to shareholders, financial information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack Growth Portfolio™ | Annual Report

Annual Report |
October 31, 2025

Schwab MarketTrack Balanced Portfolio™

Ticker Symbol: SWBGX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Balanced Portfolio	$42	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 13.97%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s custom blended comparative index, the Balanced
Composite Index (the composite index), returned 14.49%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
Schwab High Yield Bond ETF

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Balanced Portfolio™ | Annual Report
1
REG125983-01  00319700

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/1995) 1	13.97%	9.03%	7.50%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Balanced Composite Index	14.49%	9.56%	8.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack Balanced Portfolio™ | Annual Report

Statistics

Net Assets (millions)	$627
Number of Holdings	14
Portfolio Turnover Rate	21%
Advisory Fees Paid by the Fund	$775,672
Foreign Tax Paid and Passed Through	$359,140
Gross Income From Foreign Sources	$3,348,440
Dividends Received Deduction	17.89%
Qualified Dividend Income	$5,690,484
Long Term Capital Gain Distribution	$40,873,640
Qualified Business Income (199A)	$643,768
Business Interest Deduction (163j)	50.32%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Balanced Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack Balanced Portfolio™ | Annual Report

Annual Report |
October 31, 2025

Schwab MarketTrack Conservative Portfolio™

Tic
ker Symbol: SWCGX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Conservative Portfolio	$43	0.41%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the fund returned 11.12%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 21.45% and 6.16%, respectively. The fund’s custom blended comparative index, the
Conservative Composite Index (the composite index), returned 11.59%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Aggregate Bond Index Fund
●
Schwab S&P 500 Index Fund
■

Top detractors from total return:
●
Schwab U.S. REIT ETF
●
Schwab High Yield Bond ETF

Portfolio holdings may have changed since the report date.
Sc
hwab MarketTrack Conservative Portfolio™ | Annual Report
1
REG125984-01  00319699

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/1995) 1	11.12%	5.77%	5.46%
S&P 500 ® Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Conservative Composite Index	11.59%	6.30%	6.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack Conservative Portfolio™ | Annual Report

Statistics

Net Assets (millions)	$206
Number of Holdings	14
Portfolio Turnover Rate	23%
Advisory Fees Paid by the Fund	$259,762
Foreign Tax Paid and Passed Through	$81,226
Gross Income From Foreign Sources	$757,033
Dividends Received Deduction	10.21%
Qualified Dividend Income	$1,249,590
Long Term Capital Gain Distribution	$12,878,284
Qualified Business Income (199A)	$134,321
Business Interest Deduction (163j)	69.53%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Conservative Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack Conservative Portfolio™ | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2010 Fund

Ticker Symbol: SWBRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2010 Fund returned 10.75%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2010 Fund’s internally calculated comparative index, the Target 2010 Composite Index (the composite index), returned 10.76%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)
●
Loomis Sayles Investment Grade Bond Fund (Class Y)

Portfolio holdings may have changed since the report date.
Schwab Target 2010 Fund | Annual Report
1
REG125990-01  00319694

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (07/01/2005) 1	10.75%	5.40%	5.47%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2010 Composite Index	10.76%	5.66%	5.67%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2010 Fund | Annual Report

Statistics

Net Assets (millions)	$43
Number of Holdings	21
Portfolio Turnover Rate	16%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$9,134
Gross Income From Foreign Sources	$71,418
Dividends Received Deduction	8.99%
Qualified Dividend Income	$216,294
Long Term Capital Gain Distribution	$1,338,322
Qualified Business Income (199A)	$22,589
Business Interest Deduction (163j)	57.44%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2010 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and pr
ocedu
res used to determine how to vote proxies on behalf of the
fund
s is available
without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2010 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2015 Fund

Ti
cker Symbol: SWGRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2015 Fund returned 11.39%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2015 Fund’s internally calculated comparative index, the Target 2015 Composite Index (the composite index), returned 11.37%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)
●
Driehaus Small Cap Growth Fund (Institutional Shares)

Portfolio holdings may have changed since the report date.
Schwab Target 2015 Fund | Annual Report
1
REG125991-01  00319693

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (03/12/2008) 1	11.39%	5.81%	5.72%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2015 Composite Index	11.37%	6.15%	5.97%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2015 Fund | Annual Report

Statistics

Net Assets (millions)	$47
Number of Holdings	21
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$12,832
Gross Income From Foreign Sources	$99,890
Dividends Received Deduction	10.20%
Qualified Dividend Income	$278,188
Long Term Capital Gain Distribution	$2,220,953
Qualified Business Income (199A)	$29,237
Business Interest Deduction (163j)	56.92%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2015 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and proced
ures
used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2015 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2020 Fund

Ticker Symbol: SWCRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2020 Fund returned 11.79%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2020 Fund’s internally calculated comparative index, the Target 2020 Composite Index (the composite index), returned 11.78%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Driehaus Small Cap Growth Fund (Institutional Shares)
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)

Portfolio holdings may have changed since the report date.
Schwab Target 2020 Fund | Annual Report
1
REG125992-01  00319692

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (07/01/2005) 1	11.79%	6.14%	6.11%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2020 Composite Index	11.78%	6.48%	6.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2020 Fund | Annual Report

Statistics

Net Assets (millions)	$296
Number of Holdings	21
Portfolio Turnover Rate	9%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$86,233
Gross Income From Foreign Sources	$674,670
Dividends Received Deduction	10.96%
Qualified Dividend Income	$1,912,500
Long Term Capital Gain Distribution	$15,898,463
Qualified Business Income (199A)	$202,639
Business Interest Deduction (163j)	55.79%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2020 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, fin ancial
information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2020 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2025 Fund

Ticker Symbol: SWHRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2025 Fund returned 12.30%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2025 Fund’s internally calculated comparative index, the Target 2025 Composite Index (the composite index), returned 12.19%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Top detractors from total return:
●
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Class) (which was sold prior to the end of the reporting period)
●
While there were no additional underlying funds that detracted from the total return of the fund, ClearBridge Small Cap Growth
Fund (Class IS) was the smallest contributor to total return (which was sold prior to the end of the reporting period)

Portfolio holdings may have changed since the report date.
Schwab Target 2025 Fund | Annual Report
1
REG125993-01  00319691

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (03/12/2008) 1	12.30%	7.24%	6.88%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2025 Composite Index	12.19%	7.69%	7.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2025 Fund | Annual Report

Statistics

Net Assets (millions)	$425
Number of Holdings	21
Portfolio Turnover Rate	13%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$154,072
Gross Income From Foreign Sources	$1,163,736
Dividends Received Deduction	12.06%
Qualified Dividend Income	$3,068,673
Long Term Capital Gain Distribution	$18,704,502
Qualified Business Income (199A)	$314,658
Business Interest Deduction (163j)	61.52%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed
since
the report date.
Schwab Target 2025 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2025 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2030 Fund

Ticker Symbol: SWDRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2030 Fund returned 14.42%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2030 Fund’s internally calculated comparative index, the Target 2030 Composite Index (the composite index), returned 14.30%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)
●
Driehaus Small Cap Growth Fund (Institutional Shares)

Portfolio holdings may have changed since the report date.
Schwab Target 2030 Fund | Annual Report
1
REG125994-01  00319690

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (07/01/2005) 1	14.42%	8.83%	7.83%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2030 Composite Index	14.30%	9.39%	8.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2030 Fund | Annual Report

Statistics

Net Assets (millions)	$1,031
Number of Holdings	22
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$549,280
Gross Income From Foreign Sources	$3,492,314
Dividends Received Deduction	15.64%
Qualified Dividend Income	$8,193,550
Long Term Capital Gain Distribution	$33,458,443
Qualified Business Income (199A)	$875,429
Business Interest Deduction (163j)	42.48%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2030 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is a vaila
ble
without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2030 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2035 Fund

Ticker Symbol: SWIRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2035 Fund returned 15.99%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2035 Fund’s internally calculated comparative index, the Target 2035 Composite Index (the composite index), returned 15.87%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Treasury Inflation Protected Securities Index Fund
●
ClearBridge Small Cap Growth Fund (Class IS) (which was sold prior to the end of the reporting period)

Portfolio holdings may have changed since the report date.
Schwab Target 2035 Fund | Annual Report
1
REG125995-01  00319689

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (03/12/2008) 1	15.99%	10.00%	8.51%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2035 Composite Index	15.87%	10.64%	9.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2035 Fund | Annual Report

Statistics

Net Assets (millions)	$670
Number of Holdings	22
Portfolio Turnover Rate	15%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$454,821
Gross Income From Foreign Sources	$2,571,257
Dividends Received Deduction	18.76%
Qualified Dividend Income	$5,605,920
Long Term Capital Gain Distribution	$9,096,227
Qualified Business Income (199A)	$622,222
Business Interest Deduction (163j)	34.73%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2035 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’
s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2035 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2040 Fund

Ticker
Symbol: SWERX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2040 Fund returned 17.14%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2040 Fund’s internally calculated comparative index, the Target 2040 Composite Index (the composite index), returned 17.12%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Allspring Core Plus Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Fund | Annual Report
1
REG125996-01  00319688

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund ( 07/01/2005) 1	17.14%	10.93%	9.05%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2040 Composite Index	17.12%	11.63%	9.65%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2040 Fund | Annual Report

Statistics

Net Assets (millions)	$1,313
Number of Holdings	21
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$1,090,468
Gross Income From Foreign Sources	$5,728,871
Dividends Received Deduction	21.84%
Qualified Dividend Income	$12,039,196
Long Term Capital Gain Distribution	$31,472,514
Qualified Business Income (199A)	$1,333,736
Business Interest Deduction (163j)	26.58%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2040 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2045 Fund

Ticker Symbol: SWMRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Fund*	$0	0.00%
*
Expenses were
reduced by
a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2045 Fund returned 18.24%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2045 Fund’s internally calculated comparative index, the Target 2045 Composite Index (the composite index), returned 18.20%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Allspring Core Plus Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund

Portfolio
holdings
may have changed since the report date.
Schwab Target 2045 Fund | Annual Report
1
REG125997-01  00319687

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2045 Fund (01/23/2013) 1	18.24%	11.70%	9.48%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2045 Composite Index	18.20%	12.50%	10.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2045 Fund | Annual Report

Statistics

Net Assets ( millions )	$367
Number of Holdings	21
Portfolio Turnover Rate	9%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$335,361
Gross Income From Foreign Sources	$1,658,317
Dividends Received Deduction	24.78%
Qualified Dividend Income	$3,358,409
Long Term Capital Gain Distribution	$3,434,223
Qualified Business Income (199A)	$388,187
Business Interest Deduction (163j)	21.46%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may
have
changed since the report date.
Schwab Target 2045 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2045 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2050 Fund

Ticker Symbol: SWNRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus
, Statement of Additional Information (SAI), reports to
shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended
October 31, 2025
, the 2050 Fund returned 18.96%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2050 Fund’s internally calculated comparative index, the Target 2050 Composite Index (the composite index), returned 18.98%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period,
there were
no detractors from the
return of
the fund. However, the smallest contributors to total return were:
●
Allspring
Core Plus
Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2050 Fund | Annual Report
1
REG125998-01  00319686

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s
shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2050 Fund (01/23/2013) 1	18.96%	12.24%	9.77%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2050 Composite Index	18.98%	13.03%	10.42%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2050 Fund | Annual Report

Statistics

Net Assets (millions)	$376
Number of Holdings	21
Portfolio Turnover Rate	7%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$382,420
Gross Income From Foreign Sources	$1,780,230
Dividends Received Deduction	26.91%
Qualified Dividend Income	$3,596,470
Long Term Capital Gain Distribution	$4,453,557
Qualified Business Income (199A)	$429,665
Business Interest Deduction (163j)	15.29%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2050 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2050 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2055 Fund

Ticker Symbol: SWORX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2055 Fund returned 19.44%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2055 Fund’s internally calculated comparative index, the Target 2055 Composite Index (the composite index), returned 19.43%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Baird Aggregate Bond Fund (Institutional Class)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2055 Fund | Annual Report
1
REG125999-01  00319685

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2015 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2055 Fund (01/23/2013) 1	19.44%	12.46%	9.90%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.02%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Target 2055 Composite Index	19.43%	13.35%	10.62%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2055 Fund | Annual Report

Statistics

Net Assets (millions)	$273
Number of Holdings	20
Portfolio Turnover Rate	6%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$295,932
Gross Income From Foreign Sources	$1,335,096
Dividends Received Deduction	27.62%
Qualified Dividend Income	$2,646,823
Long Term Capital Gain Distribution	$3,467,066
Qualified Business Income (199A)	$323,196
Business Interest Deduction (163j)	11.48%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2055 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional
Information
(SAI), reports to shareholders, financial information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and
Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2055 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2060 Fund

Ticker Symbol: SWPRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2060 Fund returned 19.90%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2060 Fund’s internally calculated comparative index, the Target 2060 Composite Index (the composite index), returned 19.74%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Allspring Core Plus Bond Fund (Class R6)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2060 Fund | Annual Report
1
REG126000-01  00319684

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (08/25/2016) 1	19.90%	12.74%	10.63%
Dow Jones U.S. Total Stock Market Index SM	20.90%	16.69%	14.59%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.51%
Target 2060 Composite Index	19.74%	13.63%	11.18%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2060 Fund | Annual Report

Statistics

Net Assets (millions)	$120
Number of Holdings	19
Portfolio Turnover Rate	5%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$125,724
Gross Income From Foreign Sources	$551,435
Dividends Received Deduction	28.23%
Qualified Dividend Income	$1,045,133
Long Term Capital Gain Distribution	$1,166,977
Qualified Business Income (199A)	$130,985
Business Interest Deduction (163j)	8.96%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report
date
.
Schwab Target 2060 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus,
Statement
of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting
Policies
, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding
how
a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2060 Fund | Annual Report

Annual Report |
October 31, 2025

Schwab Target 2065 Fund

Ticker Symbol: SWQRX

This annual shareholder report contains important information about the fund for the period of November 1, 2024, to October 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold
fund
shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and
other
information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2025, the 2065 Fund returned 20.09%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 20.90% and 6.16%, respectively. The 2065 Fund’s internally calculate
d com
parative index, the Target 2065 Composite Index (the composite index), returned 20.05%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. Aggregate Bond Index Fund
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2065 Fund | Annual Report
1
REG126001-01  00319683

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 25, 2021 - October 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception
Fund: Schwab Target 2065 Fund (02/25/2021) 1	20.09%	9.27%
Dow Jones U.S. Total Stock Market Index SM	20.90%	13.23%
Bloomberg US Aggregate Bond Index	6.16%	0.15%
Target 2065 Composite Index	20.05%	10.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2065 Fund | Annual Report

Statistics

Net Assets (millions)	$40
Number of Holdings	18
Portfolio Turnover Rate	4%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$37,608
Gross Income From Foreign Sources	$161,578
Dividends Received Deduction	28.44%
Qualified Dividend Income	$300,045
Long Term Capital Gain Distribution	$281,510
Qualified Business Income (199A)	$37,391
Business Interest Deduction (163j)	5.24%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2065 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2065 Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Thirty-six series have a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, twelve series have a fiscal year-end of March 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2025/2026 and 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$1,292,600	$1,292,600	$95,400	$95,400	$170,820	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit for compliance with Rule 17f-2 under the Investment Company Act of 1940.
[3]	The tax fees consist of professional services relating to tax compliance, tax advice, and the preparation of the Registrant’s tax returns.

(e)	(1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

	(2)	There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $2,012,853	2023/2024: $2,549,698

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | October 31, 2025
Schwab International Opportunities Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab International Opportunities Fund | Annual Holdings and Financial Statements
1

Schwab International Opportunities Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$20.75	$17.49	$16.90	$30.60	$24.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.32	0.33	0.26	0.01
Net realized and unrealized gains (losses)	4.49	3.28	0.91	(9.58)	7.94
Total from investment operations	4.84	3.60	1.24	(9.32)	7.95
Less distributions:
Distributions from net investment income	(0.40)	(0.34)	(0.20)	(0.28)	—
Distributions from net realized gains	—	—	(0.45)	(4.10)	(1.72)
Total distributions	(0.40)	(0.34)	(0.65)	(4.38)	(1.72)
Net asset value at end of period	$25.19	$20.75	$17.49	$16.90	$30.60
Total return	23.82%	20.75%	7.09%	(34.79%)	33.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.84%[2]	0.85%[2]	0.85%[2]	0.99%[3,4]	1.25%
Total expenses	0.84%[2]	0.85%[2]	0.85%[2]	1.08%[4]	1.47%
Net investment income (loss)	1.59%	1.58%	1.70%	1.24%	0.05%
Portfolio turnover rate	69%	57%	63%	81%	59%
Net assets, end of period (x 1,000,000)	$1,173	$1,025	$927	$982	$1,495

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes less than 0.01% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds and are subject to a contractual expense limitation (see financial note 3, Expense Limitation, for additional information).

[3]	Effective February 25, 2022, the net operating expense limitation was lowered from 1.25% to 0.86%. The ratio presented for the period ended October 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.1% OF NET ASSETS

Australia 4.5%
AGL Energy Ltd.	10,155	61,516
ALS Ltd.	198,835	2,822,007
Ansell Ltd.	2,589	61,852
Aristocrat Leisure Ltd.	13,797	570,853
Atlas Arteria Ltd.	13,930	44,253
Aurizon Holdings Ltd.	36,313	81,468
Beach Energy Ltd.	41,569	33,776
BHP Group Ltd.	120,890	3,446,356
BlueScope Steel Ltd.	10,437	156,149
Brambles Ltd.	36,954	600,486
CAR Group Ltd.	24,449	570,870
Charter Hall Group	13,184	193,630
Cleanaway Waste Management Ltd.	41,610	69,365
Cochlear Ltd.	1,873	351,637
Coles Group Ltd.	25,273	364,501
Computershare Ltd.	37,981	907,349
CSL Ltd.	9,610	1,119,914
Downer EDI Ltd.	13,477	68,073
Dyno Nobel Ltd.	39,764	83,678
Endeavour Group Ltd.	22,185	53,077
Evolution Mining Ltd.	59,891	423,823
Fortescue Ltd.	45,687	635,380
Genesis Minerals Ltd. *	308,257	1,172,794
Goodman Group	54,500	1,175,465
Harvey Norman Holdings Ltd.	9,200	43,480
HUB24 Ltd.	30,369	2,262,978
IGO Ltd. *	19,370	67,919
Iluka Resources Ltd.	6,549	29,609
Insurance Australia Group Ltd.	125,504	645,196
JB Hi-Fi Ltd.	18,363	1,256,145
Lottery Corp. Ltd.	39,729	142,906
Lynas Rare Earths Ltd. *	117,815	1,174,541
Magellan Financial Group Ltd.	11,754	73,878
Medibank Pvt Ltd.	198,469	633,412
Netwealth Group Ltd.	8,713	175,375
New Hope Corp. Ltd.	12,131	32,923
NEXTDC Ltd. *	440,510	4,528,855
Northern Star Resources Ltd.	396,633	6,395,641
Origin Energy Ltd.	28,231	226,238
Paladin Energy Ltd. *	550,537	3,453,632
Pro Medicus Ltd.	1,623	278,677
Qantas Airways Ltd.	17,797	118,566
QBE Insurance Group Ltd.	67,393	874,395
Qube Holdings Ltd.	27,911	79,991
REA Group Ltd.	1,546	215,415
Reece Ltd.	3,757	28,680
Region Group	25,568	40,838
Rio Tinto Ltd.	10,264	891,185
Santos Ltd.	902,635	3,728,004
SEEK Ltd.	6,753	119,508
SGH Ltd.	2,866	90,810
Silex Systems Ltd. *	94,698	638,348
Sims Ltd.	4,265	44,492
Sonic Healthcare Ltd.	7,647	105,839
South32 Ltd.	128,977	266,736
Steadfast Group Ltd.	59,770	218,956
Stockland	53,236	220,098
Technology One Ltd.	6,322	152,259
Telix Pharmaceuticals Ltd. *	3,511	37,152
Telstra Group Ltd.	87,262	278,788
Temple & Webster Group Ltd. *	121,548	1,889,068
TPG Telecom Ltd.	5,818	21,045
SECURITY	NUMBER OF SHARES	VALUE ($)
Transurban Group	49,057	464,162
Treasury Wine Estates Ltd.	13,671	53,548
Vicinity Ltd.	109,146	180,317
Washington H Soul Pattinson & Co. Ltd.	4,982	122,414
Wesfarmers Ltd.	26,733	1,467,266
Whitehaven Coal Ltd.	21,232	99,793
WiseTech Global Ltd.	4,160	187,624
Woodside Energy Group Ltd.	30,076	487,395
Woolworths Group Ltd.	26,101	484,930
Worley Ltd.	7,258	67,782
Yancoal Australia Ltd.	9,038	32,885
Zip Co. Ltd. *	1,232,094	3,096,025
		53,293,991

Austria 0.4%
ANDRITZ AG	1,683	127,245
DO & Co. AG	6,533	1,558,426
Kontron AG	89,929	2,350,611
Strabag SE	485	37,958
Telekom Austria AG	2,400	25,534
Verbund AG	2,152	166,092
		4,265,866

Belgium 0.2%
D'ieteren Group	644	117,641
Galapagos NV, ADR *	34,035	1,081,632
Lotus Bakeries NV	10	87,247
Sofina SA	1,077	296,019
UCB SA	2,434	625,884
Warehouses De Pauw CVA	4,207	106,835
		2,315,258

Brazil 1.5%
Direcional Engenharia SA	926,600	2,924,501
Embraer SA, ADR	78,628	5,069,933
Inter & Co., Inc., Class A	137,854	1,262,743
Itau Unibanco Holding SA, ADR	592,830	4,363,229
NU Holdings Ltd., Class A *	284,166	4,577,914
		18,198,320

Cambodia 0.0%
NagaCorp Ltd.	22,000	14,751

Canada 6.5%
Agnico Eagle Mines Ltd.	10,478	1,685,236
Alamos Gold, Inc., Class A	36,494	1,125,094
Alimentation Couche-Tard, Inc.	19,422	987,059
ARC Resources Ltd.	12,919	238,291
Aritzia, Inc. *	70,456	4,921,446
AtkinsRealis Group, Inc.	43,655	3,078,618
Badger Infrastructure Solutions Ltd.	54,684	2,869,199
BCE, Inc.	7,049	161,129
Bombardier, Inc., Class B *	1,365	190,723
BOYD GROUP, Inc.	7,214	1,152,296
Brookfield Asset Management Ltd., Class A	29,888	1,616,771
BRP, Inc.	33,366	2,093,002
CAE, Inc. *	5,079	142,605
Canadian National Railway Co.	12,325	1,181,840
Canadian Natural Resources Ltd.	36,081	1,154,294
Canadian Tire Corp. Ltd., Class A (a)	786	90,142
Capstone Copper Corp. *	329,367	2,940,127
Celestica, Inc. *	2,951	1,015,970
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
3

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cenovus Energy, Inc.	28,277	477,819
CGI, Inc.	3,642	316,953
Chartwell Retirement Residences	192,939	2,843,427
Descartes Systems Group, Inc. *	1,368	120,819
DPM Metals, Inc.	140,838	3,012,470
Energy Fuels, Inc. *	54,309	1,113,878
Finning International, Inc.	102,945	5,567,273
Franco-Nevada Corp.	3,623	676,760
George Weston Ltd.	2,765	168,122
Gildan Activewear, Inc.	3,825	223,056
Hudbay Minerals, Inc.	186,220	2,984,725
Hydro One Ltd.	6,327	233,358
Imperial Oil Ltd.	4,280	378,549
Kinaxis, Inc. *	4,188	507,140
Kinross Gold Corp.	27,721	644,725
Loblaw Cos. Ltd.	10,975	436,167
Lundin Gold, Inc.	44,004	2,991,538
Magna International, Inc.	6,236	294,604
Metro, Inc.	4,599	306,556
NexGen Energy Ltd. *	230,081	2,245,591
Pan American Silver Corp. (b)	9,291	327,244
Pan American Silver Corp. (b)	76,792	2,703,846
RB Global, Inc.	3,260	323,455
Saputo, Inc.	5,881	142,103
Shopify, Inc., Class A *(b)	28,332	4,926,057
Shopify, Inc., Class A *(b)	32,234	5,604,203
Stantec, Inc.	2,452	271,537
Suncor Energy, Inc.	33,045	1,315,863
TELUS Corp.	9,831	143,762
Thomson Reuters Corp.	3,362	514,985
Tourmaline Oil Corp.	6,968	306,482
Vermilion Energy, Inc.	169,222	1,264,088
Waste Connections, Inc.	4,516	757,373
Wheaton Precious Metals Corp.	9,901	956,180
Whitecap Resources, Inc.	588,322	4,379,225
		76,123,775

China 2.7%
AAC Technologies Holdings, Inc.	503,500	2,588,188
Alibaba Group Holding Ltd.	94,740	2,015,947
Atour Lifestyle Holdings Ltd., ADR	64,680	2,519,933
Bosideng International Holdings Ltd.	3,234,000	1,978,929
Budweiser Brewing Co. APAC Ltd.	42,200	42,805
BYD Co. Ltd., H Shares	203,200	2,625,341
Chow Tai Fook Jewellery Group Ltd.	31,200	61,065
GDS Holdings Ltd., ADR *	61,544	2,197,121
Meituan, B Shares *	232,890	3,065,473
Nexteer Automotive Group Ltd.	21,000	18,204
PDD Holdings, Inc., ADR *	24,318	3,279,769
Ping An Insurance Group Co. of China Ltd., H Shares	834,000	6,025,092
Shenzhou International Group Holdings Ltd.	16,300	140,698
SITC International Holdings Co. Ltd.	33,000	121,544
Tencent Holdings Ltd.	66,600	5,409,765
Xinyi Glass Holdings Ltd.	34,839	40,745
		32,130,619

Denmark 1.3%
AP Moller - Maersk AS, Class A	60	123,669
AP Moller - Maersk AS, Class B	90	185,033
Carlsberg AS, Class B	1,669	196,240
Coloplast AS, Class B	2,912	263,374
Demant AS *	1,486	49,439
DSV AS	10,720	2,287,737
FLSmidth & Co. AS	30,053	2,340,517
SECURITY	NUMBER OF SHARES	VALUE ($)
Genmab AS *	1,881	536,514
Novo Nordisk AS, Class B	161,321	7,942,102
Pandora AS	2,411	322,613
Rockwool AS, B Shares	2,446	83,814
Tryg AS	11,376	280,407
Vestas Wind Systems AS	24,094	492,773
		15,104,232

Finland 1.0%
Elisa OYJ	3,158	139,155
Fortum OYJ	7,105	158,441
Hiab OYJ, B shares	20,472	1,133,745
Kesko OYJ, B Shares	3,714	78,345
Kone OYJ, B Shares	8,347	557,688
Konecranes OYJ	15,612	1,541,023
Nokia OYJ	433,606	2,957,755
Orion OYJ, B Shares	2,987	208,591
Sampo OYJ, A Shares	84,171	938,197
UPM-Kymmene OYJ	148,402	3,981,967
Valmet OYJ	2,378	77,377
Wartsila OYJ Abp	12,234	400,261
		12,172,545

France 6.7%
Accor SA	42,511	2,162,656
Air Liquide SA	10,294	1,992,289
AXA SA	112,810	4,894,646
BioMerieux	1,340	172,526
BNP Paribas SA	35,803	2,773,227
Bollore SE	20,323	113,166
Bouygues SA	3,104	140,109
Bureau Veritas SA	7,329	240,849
Capgemini SE	13,595	2,091,528
Carrefour SA	11,014	165,881
Cie de Saint-Gobain SA	36,656	3,557,905
Cie Generale des Etablissements Michelin SCA	14,622	467,106
Danone SA	15,700	1,386,571
Dassault Aviation SA	544	175,301
Dassault Systemes SE	81,351	2,315,065
Edenred SE	60,807	1,747,846
Eiffage SA	33,637	4,139,024
Hermes International SCA	2,952	7,304,603
Ipsen SA	1,100	154,584
Kering SA	14,860	5,277,037
Klepierre SA	4,770	182,293
L'Oreal SA	10,099	4,214,427
LVMH Moet Hennessy Louis Vuitton SE	8,187	5,786,757
Nexans SA	8,233	1,159,224
Orange SA	39,339	629,281
Pernod Ricard SA	25,910	2,537,639
Publicis Groupe SA	21,961	2,201,132
Safran SA	10,601	3,766,729
Sanofi SA	74,335	7,519,935
Schneider Electric SE	10,183	2,901,440
SEB SA	339	18,758
Sodexo SA	2,175	120,431
SPIE SA	12,983	660,735
Teleperformance SE	1,401	100,043
Thales SA	1,985	566,028
TotalEnergies SE	38,140	2,381,272
VusionGroup	7,375	2,049,890
		78,067,933

See financial notes
4
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 5.3%
adidas AG	17,691	3,345,056
Allianz SE	2,960	1,189,451
Aumovio SE *	16,153	694,480
Auto1 Group SE *	130,915	4,600,688
Bayer AG	68,305	2,124,592
Bayerische Motoren Werke AG	24,500	2,284,499
Beiersdorf AG	3,465	367,339
BioNTech SE, ADR *	12,602	1,309,474
Brenntag SE	35,800	1,988,287
Carl Zeiss Meditec AG, Bearer Shares	764	38,751
Continental AG	25,981	1,985,257
CTS Eventim AG & Co. KGaA	1,761	157,770
Daimler Truck Holding AG	47,931	1,921,202
Delivery Hero SE *	78,373	1,990,654
Deutsche Post AG	16,994	780,812
Deutsche Telekom AG	59,964	1,857,395
Duerr AG	48,241	1,125,203
DWS Group GmbH & Co. KGaA	1,482	94,877
Evonik Industries AG	4,206	70,484
Fielmann Group AG	368	20,098
flatexDEGIRO AG	73,344	2,782,081
Fresenius Medical Care AG	81,566	4,379,054
Fresenius SE & Co. KGaA	28,200	1,622,711
Friedrich Vorwerk Group SE	20,103	2,164,437
FUCHS SE	909	32,244
GEA Group AG	4,735	338,683
Henkel AG & Co. KGaA	2,293	171,226
IONOS Group SE *	19,064	677,081
KION Group AG	49,481	3,515,844
Knorr-Bremse AG	1,262	117,427
Lanxess AG	35,809	852,739
Merck KGaA	2,344	307,049
MTU Aero Engines AG	1,109	484,661
Rational AG	154	112,974
RENK Group AG	16,545	1,259,674
Rheinmetall AG	1,302	2,559,451
RWE AG	16,001	787,738
SAP SE	19,987	5,198,066
Scout24 SE	2,224	257,197
Siemens Energy AG *	16,822	2,095,774
Siemens Healthineers AG	28,075	1,573,602
Symrise AG	2,598	214,852
TeamViewer SE *	103,914	764,875
thyssenkrupp AG	106,900	1,120,241
Tkms AG& Co. KGaA *	4,075	383,984
Traton SE	755	24,252
Zalando SE *	4,176	117,022
		61,861,308

Greece 1.1%
Jumbo SA	136,101	4,320,388
National Bank of Greece SA	598,034	8,790,212
		13,110,600

Guernsey 0.2%
Burford Capital Ltd.	209,609	2,085,610

Hong Kong 1.0%
BOC Hong Kong Holdings Ltd.	929,500	4,567,301
Cathay Pacific Airways Ltd.	26,000	37,012
CK Infrastructure Holdings Ltd.	10,000	65,044
CLP Holdings Ltd.	30,500	260,146
Galaxy Entertainment Group Ltd.	56,000	279,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong & China Gas Co. Ltd.	164,000	152,627
Hong Kong Exchanges & Clearing Ltd.	40,400	2,201,917
Johnson Electric Holdings Ltd.	9,500	44,577
Lenovo Group Ltd.	104,000	151,720
Man Wah Holdings Ltd.	29,200	17,826
MTR Corp. Ltd.	22,500	82,545
Orient Overseas International Ltd.	3,500	60,571
Power Assets Holdings Ltd.	35,500	225,522
Swire Pacific Ltd., A Shares	4,000	33,037
Techtronic Industries Co. Ltd.	37,000	431,568
United Energy Group Ltd.	328,000	20,928
VTech Holdings Ltd.	3,700	30,176
WH Group Ltd.	2,829,150	2,721,406
Yue Yuen Industrial Holdings Ltd.	16,000	29,343
		11,412,276

India 1.2%
Amber Enterprises India Ltd. *	13,522	1,222,788
Anant Raj Ltd.	219,645	1,594,184
APL Apollo Tubes Ltd.	94,952	1,915,150
Axis Bank Ltd.	97,132	1,347,950
BlackBuck Ltd. *	167,281	1,287,185
ITC Hotels Ltd. *	748,365	1,826,832
Max Healthcare Institute Ltd.	162,204	2,097,275
Radico Khaitan Ltd.	69,854	2,462,390
Rainbow Children's Medicare Ltd.	22,532	347,336
		14,101,090

Indonesia 0.2%
Bank Mandiri Persero Tbk. PT	6,370,200	1,804,764
First Pacific Co. Ltd.	26,000	20,992
Jardine Matheson Holdings Ltd.	2,800	164,401
		1,990,157

Ireland 1.2%
AIB Group PLC	481,216	4,435,044
Flutter Entertainment PLC *	22,486	5,230,019
James Hardie Industries PLC, CDI *	14,086	296,661
Jazz Pharmaceuticals PLC *	20,663	2,844,055
Kerry Group PLC, Class A	2,994	273,121
Ryanair Holdings PLC	1,811	54,829
Ryanair Holdings PLC, ADR	14,302	893,589
		14,027,318

Isle Of Man 0.0%
Entain PLC	8,718	90,804

Israel 1.5%
Amot Investments Ltd.	6,617	52,241
Azrieli Group Ltd.	674	71,108
Bezeq The Israeli Telecommunication Corp. Ltd.	60,420	123,758
Big Shopping Centers Ltd.	386	86,352
Camtek Ltd. *	516	64,484
Cellebrite DI Ltd. *	31,253	533,176
Check Point Software Technologies Ltd. *	30,525	5,973,132
Delek Group Ltd.	224	58,893
Elbit Systems Ltd.	628	297,470
Energix-Renewable Energies Ltd.	7,040	32,515
Enlight Renewable Energy Ltd. *	2,063	71,709
Fattal Holdings 1998 Ltd. *	111	20,147
FIBI Holdings Ltd.	276	21,203
ICL Group Ltd.	20,622	135,084
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
5

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel Corp. Ltd.	81	28,678
Melisron Ltd.	643	83,696
Menora Mivtachim Holdings Ltd.	588	58,571
Migdal Insurance & Financial Holdings Ltd.	8,129	29,171
Mivne Real Estate KD Ltd.	11,489	50,727
Next Vision Stabilized Systems Ltd.	1,963	86,183
Nice Ltd. *	1,408	192,062
Nova Ltd. *(b)	663	230,300
Nova Ltd. *(b)	4,508	1,553,637
OPC Energy Ltd. *	1,707	30,795
Phoenix Financial Ltd.	70,162	2,701,028
Shufersal Ltd.	5,601	69,609
Strauss Group Ltd.	1,188	33,454
Teva Pharmaceutical Industries Ltd. *	25,554	523,254
Tower Semiconductor Ltd. *(b)	1,777	146,877
Tower Semiconductor Ltd. *(b)	46,883	3,993,025
		17,352,339

Italy 1.2%
Amplifon SpA	2,092	35,752
BPER Banca SpA	147,690	1,769,606
Buzzi SpA	87,229	5,254,953
DiaSorin SpA	338	29,938
Infrastrutture Wireless Italiane SpA	6,422	70,567
Interpump Group SpA	1,333	68,797
Intesa Sanpaolo SpA	128,400	827,581
Italgas SpA	11,596	121,676
Leonardo SpA	6,968	409,960
Moncler SpA	7,068	424,005
Pirelli & C SpA	6,490	45,560
PRADA SpA	492,200	2,904,602
Recordati Industria Chimica e Farmaceutica SpA	1,992	118,567
Reply SpA	692	97,119
Technogym SpA	89,240	1,616,409
Telecom Italia SpA *	277,376	163,553
Terna - Rete Elettrica Nazionale	29,253	299,962
		14,258,607

Japan 17.4%
ABC-Mart, Inc.	2,800	47,969
Acom Co. Ltd.	5,800	16,534
Advantest Corp.	24,200	3,623,848
Aica Kogyo Co. Ltd.	1,500	35,324
Air Water, Inc.	3,000	41,896
Aisin Corp.	11,200	201,266
Ajinomoto Co., Inc.	18,800	533,211
Alps Alpine Co. Ltd.	3,000	37,788
ALSOK Co. Ltd.	9,500	64,931
Amada Co. Ltd.	9,800	116,861
Amano Corp.	64,500	1,711,297
Appier Group, Inc.	68,900	578,353
Asahi Group Holdings Ltd.	147,800	1,593,553
Asahi Intecc Co. Ltd.	6,400	101,487
Asics Corp.	143,400	3,651,561
Azbil Corp.	16,400	161,661
Bandai Namco Holdings, Inc.	17,200	535,305
BayCurrent, Inc.	4,500	206,388
Bic Camera, Inc.	1,500	15,121
BIPROGY, Inc.	2,100	84,822
Blue Zones Holdings Co. Ltd.	500	25,447
Bridgestone Corp.	9,500	414,724
Brother Industries Ltd.	5,400	91,912
Calbee, Inc.	1,900	35,360
Canon Marketing Japan, Inc.	1,500	62,461
SECURITY	NUMBER OF SHARES	VALUE ($)
Canon, Inc.	18,400	528,408
Capcom Co. Ltd.	10,800	282,022
Casio Computer Co. Ltd.	2,200	17,247
Chugai Pharmaceutical Co. Ltd.	15,300	700,246
Chugoku Electric Power Co., Inc.	3,500	19,472
COMSYS Holdings Corp.	3,300	83,218
Cosmo Energy Holdings Co. Ltd.	2,000	45,671
Cosmos Pharmaceutical Corp.	700	31,319
Dai Nippon Printing Co. Ltd.	12,200	203,623
Daicel Corp.	4,900	42,160
Daido Steel Co. Ltd.	2,600	24,601
Daifuku Co. Ltd.	11,726	373,787
Daikin Industries Ltd.	6,100	708,698
Daito Trust Construction Co. Ltd.	10,000	186,961
Denso Corp.	59,300	828,527
Dentsu Soken, Inc.	500	24,761
Dexerials Corp.	4,200	67,746
DIC Corp.	900	21,175
Disco Corp.	2,400	796,999
Ebara Corp.	12,000	320,008
Electric Power Development Co. Ltd.	2,500	47,514
ENEOS Holdings, Inc.	44,500	280,738
Ezaki Glico Co. Ltd.	1,000	31,956
FANUC Corp.	29,500	984,457
Fast Retailing Co. Ltd.	5,500	2,019,159
Food & Life Cos. Ltd.	1,800	87,792
Frontier Real Estate Investment Corp.	30	17,621
Fuji Electric Co. Ltd.	4,000	285,685
Fujikura Ltd.	8,200	1,116,627
Fujitec Co. Ltd.	2,000	73,385
Fujitsu Ltd.	82,700	2,155,198
Furukawa Electric Co. Ltd.	40,400	2,859,740
Furuno Electric Co. Ltd.	21,700	1,258,937
GMO Payment Gateway, Inc.	1,400	76,370
Goldwin, Inc.	2,700	44,598
GS Yuasa Corp.	1,000	27,925
Hakuhodo DY Holdings, Inc.	4,400	31,849
Harmonic Drive Systems, Inc.	1,300	23,936
Hirose Electric Co. Ltd.	700	93,777
Hisamitsu Pharmaceutical Co., Inc.	1,100	28,593
Hitachi Construction Machinery Co. Ltd.	1,200	39,056
Hitachi Ltd.	236,290	8,071,425
Horiba Ltd.	900	83,617
Hoshizaki Corp.	2,700	95,000
House Foods Group, Inc.	1,700	31,857
Hoya Corp.	10,600	1,721,779
Idemitsu Kosan Co. Ltd.	21,500	149,506
IHI Corp.	92,600	1,917,199
Inpex Corp.	16,100	297,079
Internet Initiative Japan, Inc.	3,400	61,344
Invincible Investment Corp.	124	55,402
Isetan Mitsukoshi Holdings Ltd.	8,400	131,830
Isuzu Motors Ltd.	8,700	106,751
ITOCHU Corp.	95,120	5,509,660
Iwatani Corp.	3,500	36,438
Japan Airlines Co. Ltd.	2,300	41,435
Japan Airport Terminal Co. Ltd.	1,700	52,821
Japan Elevator Service Holdings Co. Ltd.	49,100	578,012
Japan Hotel REIT Investment Corp.	67	39,030
Japan Logistics Fund, Inc.	30	19,425
Jeol Ltd.	1,500	50,411
JGC Holdings Corp.	6,400	64,733
JMDC, Inc.	600	19,015
JTEKT Corp.	3,300	33,013
Justsystems Corp.	600	19,379
JX Advanced Metals Corp.	9,200	122,252
Kakaku.com, Inc.	121,200	2,154,634
Kamigumi Co. Ltd.	2,700	81,049
See financial notes
6
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kandenko Co. Ltd.	2,600	79,462
Kaneka Corp.	700	19,313
Kansai Paint Co. Ltd.	2,500	40,126
Kao Corp.	9,900	418,964
Kawasaki Kisen Kaisha Ltd.	11,100	159,036
KDDI Corp.	48,100	766,731
KDX Realty Investment Corp.	89	98,537
Keihan Holdings Co. Ltd.	900	18,233
Kewpie Corp.	2,000	55,441
Keyence Corp.	5,800	2,152,580
Kikkoman Corp.	21,000	167,224
Kinden Corp.	118,127	4,731,830
Kioxia Holdings Corp. *	1,500	104,616
Kobayashi Pharmaceutical Co. Ltd.	800	26,600
Kobe Bussan Co. Ltd.	3,300	76,574
Koei Tecmo Holdings Co. Ltd.	3,500	47,110
Koito Manufacturing Co. Ltd.	5,400	80,407
Kokusai Electric Corp.	52,900	1,933,042
Kokuyo Co. Ltd.	10,600	60,827
Komatsu Ltd.	172,400	5,766,943
Konami Group Corp.	2,900	482,952
Kose Corp.	700	26,817
Kotobuki Spirits Co. Ltd.	3,000	35,967
Kraftia Corp.	700	37,029
K's Holdings Corp.	3,000	29,740
Kuraray Co. Ltd.	5,700	61,768
Kurita Water Industries Ltd.	3,300	125,017
Kyushu Electric Power Co., Inc.	7,900	77,533
LaSalle Logiport REIT	15	14,524
Lasertec Corp.	2,600	527,884
Lifedrink Co., Inc.	120,700	1,570,577
Lion Corp.	5,500	54,197
M3, Inc.	95,000	1,331,411
Mabuchi Motor Co. Ltd.	2,900	51,231
Macnica Holdings, Inc.	230,203	3,277,340
Makita Corp.	7,300	220,689
Maruichi Steel Tube Ltd.	5,100	43,122
Maruwa Co. Ltd.	4,900	1,385,411
MatsukiyoCocokara & Co.	259,303	4,698,615
McDonald's Holdings Co. Japan Ltd.	2,200	86,064
Medipal Holdings Corp.	4,600	74,844
MEIJI Holdings Co. Ltd.	6,300	121,275
Metaplanet, Inc. *	50,700	159,818
MISUMI Group, Inc.	9,200	143,437
Mitsubishi Chemical Group Corp.	23,200	121,187
Mitsubishi Corp.	70,900	1,702,497
Mitsubishi Electric Corp.	58,900	1,672,323
Mitsubishi Estate Co. Ltd.	33,900	718,405
Mitsubishi Gas Chemical Co., Inc.	2,500	46,253
Mitsubishi Heavy Industries Ltd.	70,000	2,113,277
Mitsubishi Logistics Corp.	7,200	52,207
Mitsubishi Materials Corp.	1,800	34,657
Mitsubishi Motors Corp.	10,900	26,562
Mitsubishi UFJ Financial Group, Inc.	367,044	5,544,298
Mitsui & Co. Ltd.	52,200	1,283,683
Mitsui Chemicals, Inc.	3,000	70,827
Mitsui Fudosan Accommodations Fund, Inc.	25	21,068
Mitsui Kinzoku Co. Ltd.	1,300	132,415
Miura Co. Ltd.	1,100	21,300
Modec, Inc.	1,400	90,817
Monogatari Corp.	39,600	990,098
MonotaRO Co. Ltd.	7,500	104,641
Morinaga & Co. Ltd.	2,000	34,462
Murata Manufacturing Co. Ltd.	42,800	922,807
Nabtesco Corp.	1,600	40,079
Nagase & Co. Ltd.	1,600	34,941
Nankai Electric Railway Co. Ltd.	1,100	19,870
SECURITY	NUMBER OF SHARES	VALUE ($)
Nexon Co. Ltd.	10,200	208,024
NGK Insulators Ltd.	5,100	86,045
NH Foods Ltd.	1,500	55,399
NHK Spring Co. Ltd.	4,200	78,741
Nichias Corp.	1,600	59,703
Nichirei Corp.	2,800	33,145
NIDEC Corp.	20,600	250,636
Nifco, Inc.	2,100	60,857
Nihon M&A Center Holdings, Inc.	22,500	105,970
Nikkon Holdings Co. Ltd.	1,300	29,320
Nintendo Co. Ltd.	21,000	1,791,088
Nippon Electric Glass Co. Ltd.	900	30,300
Nippon Kayaku Co. Ltd.	3,500	32,005
Nippon Sanso Holdings Corp.	3,300	109,599
Nippon Shinyaku Co. Ltd.	1,100	23,016
Nippon Shokubai Co. Ltd.	3,600	41,711
Nippon Television Holdings, Inc.	1,200	29,115
Nippon Yusen KK	11,400	393,680
Nissan Chemical Corp.	4,314	145,751
Nisshin Seifun Group, Inc.	4,800	54,266
Nissin Foods Holdings Co. Ltd.	3,100	55,961
Niterra Co. Ltd.	120,100	4,926,872
Nitto Denko Corp.	22,800	567,831
NOF Corp.	7,000	124,562
NOK Corp.	2,200	39,064
Nomura Holdings, Inc.	374,700	2,673,896
NS Solutions Corp.	1,900	47,874
NSK Ltd.	5,400	27,211
Obayashi Corp.	14,000	236,844
OBIC Business Consultants Co. Ltd.	600	34,338
Obic Co. Ltd.	9,000	279,190
OKUMA Corp.	1,300	28,942
Olympus Corp.	22,700	279,368
Omron Corp.	3,200	89,231
Open House Group Co. Ltd.	2,200	105,870
Oracle Corp. Japan	1,100	101,409
Organo Corp.	700	60,073
Oriental Land Co. Ltd.	28,200	570,702
Otsuka Corp.	157,714	3,118,015
Otsuka Holdings Co. Ltd.	8,200	446,277
PALTAC Corp.	800	23,594
Park24 Co. Ltd.	2,400	28,048
PeptiDream, Inc. *	3,300	33,413
Persol Holdings Co. Ltd.	52,100	86,427
Pola Orbis Holdings, Inc.	2,400	20,678
Rakuten Bank Ltd. *	55,100	3,024,292
Recruit Holdings Co. Ltd.	47,000	2,330,633
Relo Group, Inc.	3,500	37,677
Resonac Holdings Corp.	67,500	2,629,781
Resorttrust, Inc.	4,600	54,207
Rinnai Corp.	2,900	65,730
Rorze Corp.	2,900	40,384
Round One Corp.	2,500	17,951
Ryohin Keikaku Co. Ltd.	74,600	1,534,017
Sankyo Co. Ltd.	317,720	5,511,601
Sankyu, Inc.	900	45,954
Sanrio Co. Ltd.	42,632	1,972,939
Santen Pharmaceutical Co. Ltd.	9,000	88,180
Sanwa Holdings Corp.	97,616	2,662,155
Sawai Group Holdings Co. Ltd.	2,200	26,273
SCREEN Holdings Co. Ltd.	2,600	246,474
Secom Co. Ltd.	11,800	398,897
Seibu Holdings, Inc.	5,400	189,799
Seino Holdings Co. Ltd.	2,000	28,264
Sekisui Chemical Co. Ltd.	11,100	192,300
SG Holdings Co. Ltd.	7,400	68,017
SHIFT, Inc. *	3,900	26,883
Shikoku Electric Power Co., Inc.	2,700	24,107
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
7

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shimadzu Corp.	7,800	209,707
Shimamura Co. Ltd.	58,910	3,797,909
Shimano, Inc.	1,900	199,055
Shin-Etsu Chemical Co. Ltd.	56,900	1,710,353
Shionogi & Co. Ltd.	16,000	268,362
Ship Healthcare Holdings, Inc.	112,995	1,690,341
SHO-BOND Holdings Co. Ltd.	1,400	44,424
Simplex Holdings, Inc.	82,800	2,308,768
Sinfonia Technology Co. Ltd.	39,400	2,711,785
SKY Perfect JSAT Holdings, Inc.	4,300	42,312
SMC Corp.	8,000	2,738,579
Socionext, Inc.	3,900	87,768
Sojitz Corp.	101,700	2,698,146
Sony Financial Group, Inc. *	104,800	105,677
Sony Group Corp.	104,800	2,918,636
Square Enix Holdings Co. Ltd.	6,300	121,872
Stanley Electric Co. Ltd.	2,800	54,998
Subaru Corp.	12,600	268,041
Sumitomo Bakelite Co. Ltd.	1,500	49,893
Sumitomo Chemical Co. Ltd.	32,800	96,475
Sumitomo Corp.	71,500	2,080,002
Sumitomo Electric Industries Ltd.	14,400	524,987
Sumitomo Forestry Co. Ltd.	118,500	1,232,728
Sumitomo Metal Mining Co. Ltd.	85,500	2,796,913
Sundrug Co. Ltd.	1,700	45,889
Suntory Beverage & Food Ltd.	2,700	81,728
Suruga Bank Ltd.	235,000	2,352,376
Suzuken Co. Ltd.	105,500	4,006,525
Suzuki Motor Corp.	33,400	498,624
SWCC Corp.	33,400	1,622,766
Sysmex Corp.	10,700	119,279
Taisei Corp.	2,600	189,179
Taiyo Holdings Co. Ltd.	700	37,445
Takasago Thermal Engineering Co. Ltd.	1,600	47,479
TBS Holdings, Inc.	131,700	4,547,282
TDK Corp.	48,700	850,896
TechnoPro Holdings, Inc.	700	21,940
Teijin Ltd.	4,200	36,744
Terumo Corp.	35,500	573,002
TIS, Inc.	3,700	127,468
Toda Corp.	2,300	15,495
Toei Animation Co. Ltd.	1,300	24,365
Toho Co. Ltd.	3,000	175,851
Toho Gas Co. Ltd.	2,100	62,706
Tokai Carbon Co. Ltd.	2,400	16,077
Tokyo Electron Ltd.	14,500	3,196,818
Tokyo Ohka Kogyo Co. Ltd.	92,300	3,368,352
Tokyo Seimitsu Co. Ltd.	1,100	75,673
Tomy Co. Ltd.	2,600	53,487
TOPPAN Holdings, Inc.	154,889	3,788,249
Toray Industries, Inc.	31,000	189,795
Toridoll Holdings Corp.	700	20,275
Tosoh Corp.	6,700	95,526
TOTO Ltd.	4,100	103,995
Toyo Seikan Group Holdings Ltd.	1,900	42,655
Toyo Suisan Kaisha Ltd.	2,900	210,206
Toyo Tire Corp.	1,900	51,927
Toyoda Gosei Co. Ltd.	1,300	30,088
Toyota Boshoku Corp.	1,800	27,369
Toyota Industries Corp.	3,100	336,977
Toyota Tsusho Corp.	11,700	357,625
Trend Micro, Inc.	4,100	209,233
TS Tech Co. Ltd.	1,900	22,518
Tsuruha Holdings, Inc.	171,500	2,979,077
UBE Corp.	1,700	24,992
Ulvac, Inc.	800	36,287
Unicharm Corp.	25,600	158,391
USS Co. Ltd.	245,152	2,705,957
SECURITY	NUMBER OF SHARES	VALUE ($)
Visional, Inc. *	800	55,546
Welcia Holdings Co. Ltd.	1,400	27,926
Workman Co. Ltd.	600	22,568
Yakult Honsha Co. Ltd.	4,800	71,860
Yamaha Corp.	12,300	77,619
Yamato Kogyo Co. Ltd.	900	56,728
Yamazaki Baking Co. Ltd.	2,500	49,132
Yaskawa Electric Corp.	70,800	1,941,924
Yokogawa Electric Corp.	7,800	233,333
Zenkoku Hosho Co. Ltd.	8,500	174,700
Zeon Corp.	4,100	42,068
ZOZO, Inc.	13,300	114,972
		203,669,541

Jersey 0.6%
CVC Capital Partners PLC	10,834	180,945
Experian PLC	19,581	913,359
Glencore PLC *	526,623	2,522,821
TP ICAP Group PLC	1,049,358	3,619,199
WPP PLC	16,315	61,649
		7,297,973

Kazakhstan 0.2%
Kaspi.KZ JSC, ADR	30,974	2,316,545

Luxembourg 1.1%
Allegro.eu SA *	18,654	174,188
Eurofins Scientific SE	21,727	1,532,394
InPost SA *	3,754	47,287
RTL Group SA	750	28,958
Samsonite Group SA	17,100	35,757
Spotify Technology SA *	15,887	10,411,069
Tenaris SA	8,129	161,563
		12,391,216

Macau 0.0%
MGM China Holdings Ltd.	20,400	39,075
Sands China Ltd.	26,800	69,848
Wynn Macau Ltd.	30,800	26,189
		135,112

Malaysia 0.1%
Gamuda Bhd.	1,046,700	1,257,097

Mexico 0.2%
Fomento Economico Mexicano SAB de CV, ADR	16,500	1,556,940
Gentera SAB de CV	558,620	1,329,010
		2,885,950

Netherlands 8.1%
Adyen NV *	5,615	9,621,214
Airbus SE	19,138	4,718,876
Akzo Nobel NV	30,490	2,014,936
Arcadis NV	24,677	1,178,493
Argenx SE *	1,659	1,357,837
ASM International NV	9,544	6,192,573
ASML Holding NV	20,495	21,669,555
ASML Holding NV, Registry Shares	1,380	1,461,737
ASR Nederland NV	94,023	6,274,967
CNH Industrial NV	237,992	2,496,536
See financial notes
8
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CTP NV	3,584	74,737
EXOR NV	7,671	664,768
Ferrari NV	19,367	7,755,717
Heineken Holding NV	2,071	139,857
Heineken NV	5,369	415,734
IMCD NV	3,425	354,911
ING Groep NV, Series N	306,041	7,641,741
JBS NV, Class A *	161,684	2,135,846
Koninklijke Ahold Delhaize NV	109,746	4,491,970
Koninklijke KPN NV	85,632	396,259
Koninklijke Vopak NV	874	39,607
Pepco Group NV	233,600	1,759,485
Prosus NV *	140,586	9,717,087
Qiagen NV	4,524	212,945
SBM Offshore NV	75,819	1,960,605
Wolters Kluwer NV	6,548	802,690
		95,550,683

New Zealand 0.1%
a2 Milk Co. Ltd.	19,132	119,163
Contact Energy Ltd.	22,542	120,167
Fisher & Paykel Healthcare Corp. Ltd.	20,058	425,841
Mainfreight Ltd.	2,056	70,887
Mercury NZ Ltd.	12,530	46,449
Ryman Healthcare Ltd. *	9,483	15,529
Spark New Zealand Ltd.	41,374	58,004
		856,040

Norway 0.7%
Aker ASA, A Shares	1,318	102,415
Aker BP ASA	5,953	154,283
DOF Group ASA	285,664	2,560,901
Equinor ASA	15,382	368,419
Kitron ASA	222,812	1,656,509
Kongsberg Gruppen ASA	13,329	339,800
Norsk Hydro ASA	23,030	155,696
Orkla ASA	15,070	153,055
Salmar ASA	48,845	2,742,847
Telenor ASA	10,797	160,568
Var Energi ASA	11,674	39,223
Vend Marketplaces ASA, B Shares	4,379	150,877
		8,584,593

Panama 0.2%
Intercorp Financial Services, Inc.	59,033	2,540,190

Poland 0.5%
Dino Polska SA *	12,327	147,238
KGHM Polska Miedz SA *	3,313	173,777
LPP SA	20	97,084
Powszechna Kasa Oszczednosci Bank Polski SA	272,002	5,576,928
		5,995,027

Portugal 0.0%
EDP SA	51,994	258,469
Galp Energia SGPS SA	9,212	185,079
Jeronimo Martins SGPS SA	5,798	149,328
		592,876

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 4.3%
Alteogen, Inc. *	767	262,272
Amorepacific Corp.	847	71,739
BGF retail Co. Ltd.	224	16,276
Celltrion Pharm, Inc. *	503	22,475
Celltrion, Inc.	3,572	439,662
Cheil Worldwide, Inc.	2,093	29,869
CJ Corp.	236	28,232
Coupang, Inc., Class A *	153,869	4,919,192
Coway Co. Ltd.	17,132	1,071,260
DB Insurance Co. Ltd.	1,507	133,948
Dongsuh Cos., Inc.	927	17,545
Doosan Bobcat, Inc. *	391	16,505
F&F Co. Ltd.	281	12,081
GS Holdings Corp.	567	19,058
Hanjin Kal Corp.	476	34,936
Hankook Tire & Technology Co. Ltd.	1,570	50,974
Hanmi Pharm Co. Ltd.	137	40,772
Hanmi Semiconductor Co. Ltd.	1,364	136,403
Hanwha Corp.	278	18,594
Hanwha Systems Co. Ltd.	1,026	43,136
Hanwha Vision Co. Ltd. *	744	26,180
HD Hyundai Co. Ltd.	680	97,670
HD Hyundai Electric Co. Ltd.	717	435,611
HD Hyundai Heavy Industries Co. Ltd.	700	294,789
HD Hyundai Marine Solution Co. Ltd.	292	49,250
HD Hyundai Mipo	709	120,178
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,385	460,347
HMM Co. Ltd.	8,065	116,126
Hugel, Inc. *	3,270	600,002
HYBE Co. Ltd. *	10,628	2,538,788
Hyundai Autoever Corp.	172	24,480
Hyundai Engineering & Construction Co. Ltd.	1,013	49,771
Hyundai Glovis Co. Ltd.	927	122,516
Hyundai Marine & Fire Insurance Co. Ltd. *	1,222	23,382
Hyundai Mobis Co. Ltd.	1,318	291,459
Hyundai Rotem Co. Ltd.	20,372	3,295,839
Hyundai Steel Co.	868	20,053
Kakaopay Corp. *	914	33,464
Kangwon Land, Inc.	3,463	40,999
KB Financial Group, Inc.	26,072	2,128,351
KCC Corp.	61	18,785
KEPCO Plant Service & Engineering Co. Ltd.	694	24,617
Kia Corp.	6,620	555,276
KIWOOM Securities Co. Ltd.	2,176	451,983
Korea Zinc Co. Ltd.	111	80,404
Krafton, Inc. *	838	162,193
KT&G Corp.	2,918	274,618
Kumho Petrochemical Co. Ltd.	347	28,206
LG CNS Co. Ltd.	1,099	51,050
LG Corp.	2,708	152,300
LG H&H Co. Ltd.	305	60,812
LG Innotek Co. Ltd.	154	25,979
LG Uplus Corp.	4,054	43,364
LIG Nex1 Co. Ltd.	365	132,960
LS Corp.	233	33,956
NAVER Corp.	2,744	514,270
NCSoft Corp.	332	51,245
NH Investment & Securities Co. Ltd.	2,190	31,221
NongShim Co. Ltd.	81	24,767
Orion Corp.	628	43,731
Posco DX Co. Ltd.	1,546	28,428
S-1 Corp.	589	30,973
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
9

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Biologics Co. Ltd. *(c)	561	479,623
Samsung C&T Corp.	2,467	390,406
Samsung Card Co. Ltd.	643	22,338
Samsung E&A Co. Ltd.	4,725	85,902
Samsung Electro-Mechanics Co. Ltd.	1,263	216,504
Samsung Electronics Co. Ltd.	216,239	16,277,646
Samsung Heavy Industries Co. Ltd. *	12,508	259,422
Samsung SDS Co. Ltd.	886	113,643
Samyang Foods Co. Ltd.	1,947	1,838,670
SK Biopharmaceuticals Co. Ltd. *	803	64,928
SK Hynix, Inc.	17,242	6,708,749
SK Square Co. Ltd. *	7,102	1,289,124
Youngone Corp.	47,103	1,909,911
Yuhan Corp.	1,015	83,972
		50,716,160

Singapore 1.1%
BOC Aviation Ltd.	2,600	22,791
CapitaLand Ascendas REIT	69,900	151,336
CapitaLand Ascott Trust	28,600	20,740
CapitaLand Integrated Commercial Trust	97,700	177,618
ComfortDelGro Corp. Ltd.	39,900	44,739
Frasers Logistics & Commercial Trust	26,400	19,360
Genting Singapore Ltd.	152,400	85,428
Hutchison Port Holdings Trust, U Shares	91,900	19,299
Jardine Cycle & Carriage Ltd.	900	22,473
Keppel DC REIT	51,147	93,851
Keppel Ltd.	21,300	166,573
Mapletree Industrial Trust	35,900	58,711
Mapletree Pan Asia Commercial Trust	41,500	45,914
Netlink NBN Trust	53,300	40,125
SATS Ltd.	15,900	41,757
Sea Ltd., ADR *	45,657	7,133,906
Seatrium Ltd.	28,700	47,878
SIA Engineering Co. Ltd.	6,500	17,633
Singapore Airlines Ltd.	21,000	106,901
Singapore Exchange Ltd.	55,000	713,655
Singapore Technologies Engineering Ltd.	31,800	207,179
Singapore Telecommunications Ltd.	123,300	402,457
Venture Corp. Ltd.	252,536	2,889,969
		12,530,293

South Africa 0.2%
Impala Platinum Holdings Ltd.	175,389	1,879,642

Spain 1.3%
Acciona SA	426	94,292
ACS Actividades de Construccion y Servicios SA	3,893	319,653
Aena SME SA	17,445	473,827
Amadeus IT Group SA	11,782	900,624
Endesa SA	143,349	5,137,039
Fluidra SA	70,140	2,030,161
Iberdrola SA	118,842	2,408,480
Industria de Diseno Textil SA	36,561	2,018,912
International Consolidated Airlines Group SA	35,865	197,171
Naturgy Energy Group SA	1,876	56,827
Redeia Corp. SA	7,435	133,844
Tecnicas Reunidas SA *	42,015	1,503,798
Telefonica SA	84,570	428,869
		15,703,497

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 1.8%
AAK AB	2,179	60,931
AddTech AB, B Shares	3,995	134,594
Alfa Laval AB	5,749	273,237
Asmodee Group AB, Class B *	100,535	1,295,586
Atlas Copco AB, A Shares	54,605	914,964
Atlas Copco AB, B Shares	127,830	1,912,229
Boliden AB *	5,937	266,230
Epiroc AB, A Shares	7,487	157,870
Epiroc AB, B Shares	4,771	89,039
EQT AB	28,867	997,574
Essity AB, B Shares	10,692	293,684
Evolution AB	3,245	216,206
H & M Hennes & Mauritz AB, B Shares	6,423	121,306
Hexagon AB, B Shares	135,800	1,655,350
Holmen AB, B Shares	1,663	62,838
Industrivarden AB, A Shares	5,976	248,482
Industrivarden AB, C Shares	7,567	313,888
Investment AB Latour, B Shares	1,762	44,895
Investor AB, A Shares	28,045	922,521
Investor AB, B Shares	100,348	3,304,142
Kinnevik AB, Class B *	102,734	969,565
Lifco AB, B Shares	2,765	106,755
NOBA Bank Group AB *	145,588	1,466,569
RaySearch Laboratories AB	27,765	651,719
Saab AB, B Shares	6,318	347,657
Sagax AB, B Shares	4,308	96,674
Sandvik AB	39,463	1,193,340
Skanska AB, B Shares	4,930	134,254
SSAB AB, A Shares	5,273	33,355
SSAB AB, B Shares	8,080	50,030
Sweco AB, B Shares	3,284	59,173
Swedish Orphan Biovitrum AB *	2,529	87,132
Tele2 AB, B Shares	8,984	142,719
Telefonaktiebolaget LM Ericsson, B Shares	60,055	609,310
Telia Co. AB	30,103	118,506
Trelleborg AB, B Shares	2,535	105,791
Volvo AB, B Shares	45,800	1,254,693
Volvo Car AB, B Shares *(a)	11,145	38,619
		20,751,427

Switzerland 4.2%
ABB Ltd.	40,256	2,992,934
Bachem Holding AG	610	44,257
Belimo Holding AG	1,899	2,048,915
BKW AG	425	95,118
Chocoladefabriken Lindt & Spruengli AG	3	459,556
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	26	399,681
Cie Financiere Richemont SA, Class A	8,310	1,643,764
Coca-Cola HBC AG *	4,897	222,216
DKSH Holding AG	446	31,102
DSM-Firmenich AG	4,150	338,262
Emmi AG	33	29,323
EMS-Chemie Holding AG	229	156,849
Flughafen Zurich AG	394	116,382
Geberit AG	965	705,438
Givaudan SA	134	548,951
Holcim AG *	9,642	857,185
Kardex Holding AG	5,611	2,110,527
Kuehne & Nagel International AG	1,257	241,151
Kuros Biosciences AG *	28,892	1,081,538
Landis & Gyr Group AG *	28,040	2,031,350
Logitech International SA	4,695	564,426
Nestle SA	65,178	6,227,656
See financial notes
10
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Novartis AG	77,569	9,600,068
Partners Group Holding AG	1,664	2,037,762
Roche Holding AG	26,619	8,622,431
Roche Holding AG, Bearer Shares	663	224,932
Schindler Holding AG	580	196,063
Schindler Holding AG, Participation Certificates	1,167	415,686
SGS SA	2,701	304,591
Siegfried Holding AG *	5,861	565,350
SIG Group AG *	5,005	55,960
SMG Swiss Marketplace Group AG *	7,502	414,369
Sonova Holding AG	1,262	344,236
Straumann Holding AG	3,208	403,251
Swatch Group AG	1,268	53,764
Swatch Group AG, Bearer Shares	585	122,257
Swissquote Group Holding SA	3,700	2,350,767
Temenos AG	1,130	106,692
VAT Group AG	871	380,642
		49,145,402

Taiwan 3.0%
ASPEED Technology, Inc.	15,000	2,660,146
AURAS Technology Co. Ltd.	76,000	2,587,362
Bizlink Holding, Inc.	78,434	3,525,475
Elite Material Co. Ltd.	31,000	1,362,006
King Yuan Electronics Co. Ltd.	581,000	4,073,635
Parade Technologies Ltd.	118,000	2,599,801
Taiwan Semiconductor Manufacturing Co. Ltd.	373,000	18,038,156
		34,846,581

Thailand 0.0%
Thai Beverage PCL	146,500	53,992

United Arab Emirates 0.4%
Emaar Properties PJSC	1,181,899	4,573,528

United Kingdom 8.5%
3i Group PLC	71,228	4,122,006
Admiral Group PLC	18,623	801,854
Airtel Africa PLC	6,527	23,737
Antofagasta PLC	6,342	232,766
Ashtead Group PLC	47,334	3,161,664
Associated British Foods PLC	8,580	258,915
AstraZeneca PLC	33,745	5,566,188
AstraZeneca PLC, ADR	93,853	7,733,487
Auto Trader Group PLC	26,939	276,369
BAE Systems PLC	48,616	1,197,581
Balfour Beatty PLC	508,695	4,495,883
Beazley PLC	40,440	494,734
Berkeley Group Holdings PLC	1,470	77,873
British American Tobacco PLC	35,620	1,824,296
BT Group PLC	91,956	224,425
Bunzl PLC	38,000	1,155,113
CK Hutchison Holdings Ltd.	38,000	251,996
Coca-Cola Europacific Partners PLC	4,611	412,643
Compass Group PLC	39,603	1,310,852
Convatec Group PLC	29,547	94,893
Croda International PLC	2,874	109,100
Diageo PLC	92,289	2,122,808
Diploma PLC	17,437	1,286,380
Endeavour Mining PLC	4,745	192,046
Fresnillo PLC	4,879	142,677
GSK PLC	86,220	2,018,707
SECURITY	NUMBER OF SHARES	VALUE ($)
Haleon PLC	147,123	684,156
Halma PLC	9,941	463,235
Hikma Pharmaceuticals PLC	2,847	68,868
Hiscox Ltd.	16,901	305,541
Howden Joinery Group PLC	11,565	131,354
ICG PLC	11,471	291,408
IMI PLC	5,984	188,131
Imperial Brands PLC	97,198	3,862,093
InterContinental Hotels Group PLC	3,386	408,444
Intertek Group PLC	17,790	1,184,957
J Sainsbury PLC	34,471	154,692
JD Sports Fashion PLC	2,173,664	2,663,575
Kingfisher PLC	37,098	150,454
Marks & Spencer Group PLC	1,212,248	6,334,988
Metlen Energy & Metals PLC *	1,731	88,090
Mondi PLC	8,847	98,890
Next PLC	3,379	634,880
Ocado Group PLC *	358,272	1,031,838
Pearson PLC	12,900	179,542
Persimmon PLC	8,902	141,480
Prudential PLC	129,900	1,806,660
Reckitt Benckiser Group PLC	49,332	3,773,358
RELX PLC	41,982	1,855,452
Rentokil Initial PLC	178,419	995,836
Rightmove PLC	26,763	234,991
Rio Tinto PLC	31,062	2,239,258
Rolls-Royce Holdings PLC	209,443	3,223,075
Sage Group PLC	26,675	403,202
Schroders PLC	32,735	163,352
Shell PLC	285,368	10,698,277
Smith & Nephew PLC	15,768	291,172
Smiths Group PLC	9,339	309,252
Spirax Group PLC	1,317	122,840
SSE PLC	17,673	445,232
St. James's Place PLC	161,932	2,762,891
Taylor Wimpey PLC	94,022	130,055
TechnipFMC PLC	20,881	863,429
Tesco PLC	167,055	1,008,122
Unilever PLC	52,615	3,157,127
UNITE Group PLC	12,246	91,346
United Utilities Group PLC	11,331	178,763
Vodafone Group PLC	392,903	475,638
Weir Group PLC	76,833	2,990,947
Wise PLC, Class A *	223,054	2,836,361
		99,712,245

United States 2.4%
ACADIA Pharmaceuticals, Inc. *	26,918	611,039
GQG Partners, Inc., Class A	44,974	46,036
Insmed, Inc. *	5,061	959,566
MercadoLibre, Inc. *	5,689	13,239,782
Moderna, Inc. *	27,014	733,700
NVIDIA Corp.	35,111	7,109,626
Primo Brands Corp.	236,803	5,202,562
		27,902,311
Total Common Stocks (Cost $859,562,841)		1,103,865,320

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.0%
FUCHS SE	1,810	81,024
Henkel AG & Co. KGaA	3,647	295,454
		376,478

See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
11

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Telecom Italia SpA - RSP *	155,511	103,397

Republic of Korea 0.3%
Samsung Electronics Co. Ltd.	53,761	3,172,703
Samsung Fire & Marine Insurance Co. Ltd.	74	17,547
		3,190,250
Total Preferred Stocks (Cost $2,729,379)		3,670,125

RIGHTS 0.0% OF NET ASSETS

Norway 0.0%
Vend Marketplaces ASA
expires 11/13/25, strike NOK 0.50 *(c)	2,134	4,752
Total Rights (Cost $0)		4,752

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	344	1,702
Total Warrants (Cost $0)		1,702

INVESTMENT COMPANIES 2.2% OF NET ASSETS

United States 2.2%
Schwab Emerging Markets Equity ETF (d)	747,230	25,301,208
Total Investment Companies (Cost $22,777,321)		25,301,208

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.8% OF NET ASSETS

Money Market Funds 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (e)	33,173,305	33,173,305
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (e)(f)	130,512	130,512
		33,303,817
Total Short-Term Investments (Cost $33,303,817)		33,303,817
Total Investments in Securities (Cost $918,373,358)		1,166,146,924

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	209	29,334,195	178,040

See financial notes
12
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
11/10/25	HSBC Bank USA	AUD	10,192,000	USD	6,731,276	(62,184)
11/10/25	Barclays Capital	AUD	790,000	USD	523,169	(6,236)
11/10/25	Wells Fargo Bank NA	AUD	1,337,000	USD	870,076	4,785
11/10/25	Barclays Capital	AUD	903,000	USD	585,812	5,062
11/10/25	Wells Fargo Bank NA	CAD	821,000	USD	587,280	(1,709)
11/10/25	Citibank N.A.	CHF	5,143,000	USD	6,476,759	(81,508)
11/10/25	Wells Fargo Bank NA	CHF	1,157,000	USD	1,455,301	(16,587)
11/10/25	Barclays Capital	EUR	6,410,000	USD	7,520,099	(129,118)
11/10/25	Wells Fargo Bank NA	EUR	666,000	USD	783,590	(15,665)
11/10/25	JP Morgan Chase Bank	EUR	758,000	USD	881,207	(7,204)
11/10/25	UBS AG	GBP	4,986,000	USD	6,745,250	(195,058)
11/10/25	Barclays Capital	GBP	1,088,000	USD	1,456,192	(26,869)
11/10/25	Wells Fargo Bank NA	GBP	387,000	USD	521,922	(13,513)
11/10/25	State Street Bank & Trust Co.	JPY	77,995,000	USD	526,402	(20,046)
11/10/25	UBS AG	SEK	53,143,000	USD	5,696,996	(101,095)
11/10/25	Morgan Stanley & Co.	USD	526,073	AUD	799,000	3,251
11/10/25	UBS AG	USD	1,450,672	CAD	2,036,000	(1,486)
11/10/25	Morgan Stanley & Co.	USD	8,551,684	CAD	11,843,000	104,773
11/10/25	Wells Fargo Bank NA	USD	527,071	CHF	417,000	8,538
11/10/25	HSBC Bank USA	USD	518,255	DKK	3,298,000	9,015
11/10/25	HSBC Bank USA	USD	790,916	EUR	672,000	16,073
11/10/25	JP Morgan Chase Bank	USD	1,162,144	JPY	175,412,000	23,341
11/10/25	Morgan Stanley & Co.	USD	782,761	JPY	114,676,000	38,265
11/10/25	Citibank N.A.	USD	10,378,810	JPY	1,522,670,000	493,392
11/10/25	Wells Fargo Bank NA	USD	785,266	SEK	7,339,000	12,477
11/10/25	HSBC Bank USA	USD	2,075,104	SGD	2,653,000	35,880
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						76,574

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $122,240.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
NOK —	Norwegian Krone
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
13

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	17.8%
Information Technology	16.5%
Consumer Discretionary	15.7%
Financials	13.2%
Health Care	8.4%
Consumer Staples	7.1%
Materials	6.5%
Energy	3.8%
Communication Services	3.5%
Utilities	1.0%
Other (b)	0.9%
Investment Companies	2.2%
Short-Term Investments	2.8%
Total	99.4%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED(a)
INVESTMENT COMPANIES 2.2% OF NET ASSETS

United States 2.2%
Schwab Emerging Markets Equity ETF	$18,816,840	$17,536,505	($14,062,297 )	($123,778 )	$3,133,938	$25,301,208	747,230	$655,097
Total	$18,816,840	$17,536,505	($14,062,297 )	($123,778 )	$3,133,938	$25,301,208		$655,097

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$243,022,373	$—	$243,022,373
Austria	63,492	4,202,374	—	4,265,866
Belgium	1,081,632	1,233,626	—	2,315,258
Brazil	18,198,320	—	—	18,198,320
Cambodia	14,751	—	—	14,751
Canada	76,123,775	—	—	76,123,775
China	8,118,367	24,012,252	—	32,130,619
Germany	2,387,938	59,473,370	—	61,861,308
Greece	4,320,388	8,790,212	—	13,110,600
Guernsey	2,085,610	—	—	2,085,610
India	2,097,275	12,003,815	—	14,101,090
Ireland	8,967,663	5,059,655	—	14,027,318
Israel	12,052,970	5,299,369	—	17,352,339
Japan	9,673,050	193,996,491	—	203,669,541
Kazakhstan	2,316,545	—	—	2,316,545
Luxembourg	10,411,069	1,980,147	—	12,391,216
See financial notes
14
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Mexico	$2,885,950	$—	$—	$2,885,950
Netherlands	10,586,089	84,964,594	—	95,550,683
New Zealand	496,728	359,312	—	856,040
Norway	150,877	8,433,716	—	8,584,593
Panama	2,540,190	—	—	2,540,190
Republic of Korea	9,108,880	41,127,657	479,623	50,716,160
Singapore	7,153,205	5,377,088	—	12,530,293
Spain	5,193,866	10,509,631	—	15,703,497
Sweden	1,466,569	19,284,858	—	20,751,427
Switzerland	414,369	48,731,033	—	49,145,402
United Kingdom	8,839,698	90,872,547	—	99,712,245
United States	27,856,275	46,036	—	27,902,311
Preferred Stocks[1]	—	3,670,125	—	3,670,125
Rights
Norway	—	—	4,752	4,752
Warrants
Canada	—	—	1,702	1,702
Investment Companies[1]	25,301,208	—	—	25,301,208
Short-Term Investments[1]	33,303,817	—	—	33,303,817
Futures Contracts[2]	178,040	—	—	178,040
Forward Foreign Currency Exchange Contracts[2]	—	754,852	—	754,852
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(678,278)	—	(678,278)
Total	$293,388,606	$872,526,855	$486,077	$1,166,401,538

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
15

Schwab International Opportunities Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $22,777,321)		$25,301,208
Investments in securities, at value - unaffiliated issuers (cost $895,596,037) including securities on loan of $122,240		1,140,845,716
Cash		1,554,887
Foreign currency, at value (cost $651,439)		649,480
Deposit with broker for futures contracts		4,561,919
Receivables:
Investments sold		4,005,539
Dividends		2,140,723
Foreign tax reclaims		1,441,399
Fund shares sold		247,957
Income from securities on loan		78
Unrealized appreciation on forward foreign currency exchange contracts		754,852
Prepaid expenses	+	18,022
Total assets		1,181,521,780

Liabilities
Collateral held for securities on loan		130,512
Payables:
Investments bought		4,743,831
Due to custodian		1,554,887
Investment adviser and administrator fees		664,625
Foreign capital gains tax		324,646
Shareholder service fees		154,237
Variation margin on futures contracts		80,465
Fund shares redeemed		15,992
Independent trustees’ fees		39
Unrealized depreciation on forward foreign currency exchange contracts		678,278
Accrued expenses	+	286,584
Total liabilities		8,634,096
Net assets		$1,172,887,684

Net Assets by Source
Capital received from investors		$880,131,123
Total distributable earnings	+	292,756,561
Net assets		$1,172,887,684

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,172,887,684		46,566,941		$25.19

See financial notes
16
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $2,098,028)		$25,407,294
Dividends received from securities - affiliated issuers		655,097
Other Interest		176,652
Securities on loan, net	+	12,148
Total investment income		26,251,191

Expenses
Investment adviser and administrator fees		6,848,933
Shareholder service fees		1,597,515
Custodian fees		238,707
Portfolio accounting fees		220,702
Professional fees		50,053 [1]
Registration fees		31,166
Shareholder reports		13,982
Independent trustees’ fees		7,799
Transfer agent fees		2,584
Other expenses	+	78,914
Total expenses		9,090,355
Expense reduction	–	2,613 [1]
Net expenses	–	9,087,742
Net investment income		17,163,449

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(123,778)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $500,281)		82,606,849
Net realized gains on futures contracts		2,312,158
Net realized gains on forward foreign currency exchange contracts		1,369,520
Net realized losses on foreign currency transactions	+	(260,217)
Net realized gains		85,904,532
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,133,938
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $906,947)		126,112,025
Net change in unrealized appreciation (depreciation) on futures contracts		962,653
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts		250,371
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	109,427
Net change in unrealized appreciation (depreciation)		130,568,414
Net realized and unrealized gains		216,472,946
Increase in net assets resulting from operations		$233,636,395

[1]
Includes professional fees of $2,613 associated with the filing of foreign withholding tax claims in the European Union. Fees are deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
17

Schwab International Opportunities Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$17,163,449	$16,304,711
Net realized gains		85,904,532	40,063,574
Net change in unrealized appreciation (depreciation)	+	130,568,414	132,113,769
Increase in net assets resulting from operations		$233,636,395	$188,482,054

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,313,965 )	($18,123,990 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,073,517	$88,353,903	2,166,582	$44,317,575
Shares reinvested		769,217	15,576,629	734,414	14,225,597
Shares redeemed	+	(7,665,891)	(169,186,854)	(6,514,006)	(131,336,256)
Net transactions in fund shares		(2,823,157)	($65,256,322 )	(3,613,010)	($72,793,084 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		49,390,098	$1,024,821,576	53,003,108	$927,256,596
Total increase (decrease)	+	(2,823,157)	148,066,108	(3,613,010)	97,564,980
End of period		46,566,941	$1,172,887,684	49,390,098	$1,024,821,576
See financial notes
18
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab International Opportunities Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab International Opportunities Fund seeks long-term capital appreciation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The
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Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Forward foreign currency exchange contracts: Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
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Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of October 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the
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Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2025, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of October 31, 2025, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
When the fund closes out a forward foreign currency contract position, it calculates the difference between the value of the position at the beginning and at the end of the settlement of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2025, the fund did not incur any compliance fees.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2025, if any, are reflected in the fund’s Statement of Assets and Liabilities.
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23

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust. American Century Investment Management, Inc., Baillie Gifford Overseas Limited, Columbia Management Investment Advisers, LLC and Harris Associates L.P., the fund’s subadvisers, provide day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.63% of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the advisory fees it receives to the subadvisers in return for their portfolio management services.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged (including acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds), excluding interest, taxes and certain non-routine expenses to 0.86%.
24
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of October 31, 2025, as applicable:
Schwab Balanced Fund	6.2%
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.2%
Schwab Target 2020 Fund	1.3%
Schwab Target 2025 Fund	2.1%
Schwab Target 2030 Fund	7.5%
Schwab Target 2035 Fund	5.7%
Schwab Target 2040 Fund	13.0%
Schwab Target 2045 Fund	3.9%
Schwab Target 2050 Fund	4.4%
Schwab Target 2055 Fund	3.2%
Schwab Target 2060 Fund	1.4%
Schwab Target 2065 Fund	0.5%
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in affiliated funds. As of October 31, 2025, the fund’s ownership percentage of affiliated fund’s shares is as follows:
Schwab Emerging Markets Equity ETF	0.2%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended October 31, 2025, the professional fees incurred by the fund and paid by the investment adviser were $2,613, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended October 31, 2025, the fund recovered previously withheld foreign taxes from Finland and France. The payments received by the fund amounted to $432,769 which includes $6,259 of interest income and is recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $16,257, which was reimbursed to the investment adviser by the fund and is also recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations.
As of October 31, 2025, the fund had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with other funds they manage in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser or subadvisers. The net realized gains or losses on sales of interfund transactions, are recorded in Net realized
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Schwab International Opportunities Fund
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2025, the fund’s purchases and sales of securities with other funds managed by the investment adviser or subadvisers was $53,050,731 and $27,314,224, respectively, and includes net realized losses of $1,959,519.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. The fund also invested in forward foreign currency exchange contracts to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies.
26
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

6. Derivatives (continued):
As of October 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$178,040	$—	$178,040
Forward Foreign Currency Exchange Contracts[2]	—	754,852	754,852
Liability Derivatives
Forward Foreign Currency Exchange Contracts[2]	$—	($678,278 )	($678,278 )

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2025, were:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$2,312,158	$—	$2,312,158
Forward Foreign Currency Exchange Contracts[1]	—	1,369,520	1,369,520
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$962,653	$—	$962,653
Forward Foreign Currency Exchange Contracts[2]	—	250,371	250,371

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on forward foreign currency exchange contracts.
[2]
Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended October 31, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$20,956,198	166

During the period ended October 31, 2025, the month-end average notional amounts of forward foreign currency exchange contracts held by the fund and the month-end average unrealized appreciation (depreciation) were as follows:
NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
$85,519,504	$26,329

The fund’s forward foreign currency exchange contracts are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forward foreign currency exchange contracts, which are reported gross in the Statement of Assets and Liabilities, are presented in the table
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
27

Schwab International Opportunities Fund
Financial Notes (continued)

6. Derivatives (continued):
below. The following table presents the fund’s forward foreign currency exchange contracts, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of October 31, 2025.
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	NET AMOUNT(a)
Barclays Capital	$5,062	($5,062 )	$—	$—
Citibank N.A.	493,392	(81,508)	—	411,884
HSBC Bank USA	60,968	(60,968)	—	—
JP Morgan Chase Bank	23,341	(7,204)	—	16,137
Morgan Stanley & Co.	146,289	—	—	146,289
Wells Fargo Bank NA	25,800	(25,800)	—	—
Total	$754,852	($180,542 )	$—	$574,310

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	NET AMOUNT(a)
Barclays Capital	($162,223 )	$5,062	$—	($157,161 )
Citibank N.A.	(81,508)	81,508	—	—
HSBC Bank USA	(62,184)	60,968	—	(1,216)
JP Morgan Chase Bank	(7,204)	7,204	—	—
State Street Bank & Trust Co.	(20,046)	—	—	(20,046)
UBS AG	(297,639)	—	—	(297,639)
Wells Fargo Bank NA	(47,474)	25,800	—	(21,674)
Total	($678,278 )	$180,542	$—	($497,736 )

(a)	Represents the net amount due from/due to the counterparty in the event of default.

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$726,427,901	$799,460,295

8. Federal Income Taxes:
As of October 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$943,316,373	$283,971,963	($60,886,798 )	$223,085,165

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
28
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	TOTAL
$28,604,525	$41,319,738	$223,085,165	($252,867 )	$292,756,561
As of October 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
For the fiscal year ended October 31, 2025, the fund had capital loss carryforwards utilized of $35,748,733.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$20,313,965	$18,123,990
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended October 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
29

Schwab International Opportunities Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab International Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab International Opportunities Fund (the “Fund”), one of the funds constituting Schwab Capital Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
30
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
31

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
32
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
33

Schwab International Opportunities Fund
Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the initial approval and/or continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab International Opportunities Fund (the Fund), and the individual sub-advisory agreements between the investment adviser and American Century Investment Management, Inc., Baillie Gifford Overseas Limited (Baillie Gifford), Columbia Management Investment Advisers, LLC (Columbia) and Harris Associates L.P. (Harris) relating to the Fund (each, a Sub-Adviser and collectively, the Sub-Advisers). Such investment advisory and administration agreement and sub-advisory agreements are collectively referred to herein as the Agreements. The Trustees also review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser and the Sub-Advisers, including information about their affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser and the investment adviser sends an information request letter to each of the Sub-Advisers seeking certain relevant information. The responses by the investment adviser and the Sub-Advisers are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management. The Board also discusses with the investment adviser the Fund’s operations and the investment adviser’s ability, consistent with the “manager of managers” structure of the Fund, to (i) identify and recommend to the Trustees sub-advisers for the Fund, (ii) monitor and oversee the performance and investment capabilities of each Sub-Adviser, and (iii) recommend the termination and/or replacement of a Sub-Adviser when appropriate.
The Board, including a majority of the Independent Trustees, considered information relating specifically to the continuance of the Agreements with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreements with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of the investment adviser and its affiliates, and the Sub-Advisers, dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates, as well as the profitability of the Sub-Advisers; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided to the Fund and the resources of the investment adviser and its
34
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
affiliates and the Sub-Advisers dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s and the Sub-Advisers’ experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser and the Sub-Advisers relating to the services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm as well as the wide range of products, services and account features that benefit Funds shareholders who are brokerage clients of Schwab. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers to the Fund and the resources each dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser and the Sub-Advisers to the Fund and the resources of the investment adviser, its affiliates, and the Sub-Advisers dedicated to the Fund supported renewal of the Agreements with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an applicable benchmark index, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In addition, the Trustees considered whether irrespective of relative performance, each Sub-Adviser’s absolute performance was consistent with expectations for such Sub-Adviser’s unique investment methodology. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser and Sub-Adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the
Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser and the Sub-Advisers to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund.
In addition, the Trustees also considered the compensation received by each Sub-Adviser, directly or indirectly. The Trustees also considered any other benefits derived by each Sub-Adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, such
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
35

Schwab International Opportunities Fund
Sub-Adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to each Sub-Adviser, the Trustees considered whether the compensation and profitability under the applicable Agreement were reasonable and justified in light of the quality of all services rendered to the Fund by such Sub-Adviser, and its affiliates. The Board also considered the profitability of each Sub-Adviser with respect to the sub-advisory services it provides to the Fund, although, when doing so, the Board took into account the fact that the Sub-Advisers are compensated by the investment adviser, and not by the Fund directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the investment adviser. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser and the Sub-Advisers is reasonable and supported renewal of the Agreements.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including, for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
36
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

MFR13812-28
00319727

Annual Holdings and Financial Statements | October 31, 2025
Schwab Active Equity Funds

Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Active Equity Funds | Annual Holdings and Financial Statements
1

Schwab Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$24.41	$18.45	$19.46	$29.22	$22.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.13	0.21	0.26	0.21
Net realized and unrealized gains (losses)	3.85	6.41	1.57	(3.16)	7.90
Total from investment operations	3.94	6.54	1.78	(2.90)	8.11
Less distributions:
Distributions from net investment income	(0.12)	(0.21)	(0.27)	(0.26)	(0.20)
Distributions from net realized gains	(1.84)	(0.37)	(2.52)	(6.60)	(0.93)
Total distributions	(1.96)	(0.58)	(2.79)	(6.86)	(1.13)
Net asset value at end of period	$26.39	$24.41	$18.45	$19.46	$29.22
Total return	16.89%	36.17%	9.99%	(13.84%)	37.62%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	0.73%[2]	0.73%[2]	0.73%
Total expenses	0.73%	0.72%	0.73%[2]	0.73%[2]	0.73%
Net investment income (loss)	0.39%	0.57%	1.11%	1.18%	0.81%
Portfolio turnover rate	20%	30%	14%	28%	86%
Net assets, end of period (x 1,000,000)	$1,549	$1,463	$1,199	$1,268	$1,860

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Core Equity Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.1% OF NET ASSETS

Capital Goods 5.3%
A.O. Smith Corp.	43,716	2,884,819
Caterpillar, Inc.	45,737	26,402,141
CNH Industrial NV	670,153	7,029,905
Deere & Co.	24,325	11,229,150
Fastenal Co.	158,636	6,527,871
Parker-Hannifin Corp.	12,337	9,534,404
Rockwell Automation, Inc.	49,912	18,385,584
		81,993,874

Commercial & Professional Services 2.0%
Republic Services, Inc., Class A	80,544	16,772,482
Rollins, Inc.	238,162	13,720,513
		30,492,995

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	239,000	58,368,580
TJX Cos., Inc.	198,528	27,821,714
		86,190,294

Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	218,272	22,084,761

Energy 3.9%
EOG Resources, Inc.	161,844	17,129,569
Exxon Mobil Corp.	377,413	43,160,951
		60,290,520

Equity Real Estate Investment Trusts (REITs) 0.5%
Public Storage	26,907	7,495,214

Financial Services 9.1%
Blackrock, Inc.	11,812	12,790,152
CME Group, Inc.	41,495	11,016,508
Fidelity National Information Services, Inc.	710,504	44,420,710
Morgan Stanley	81,764	13,409,296
MSCI, Inc., Class A	16,026	9,432,102
PayPal Holdings, Inc. *	156,631	10,849,829
Visa, Inc., Class A	114,272	38,937,041
		140,855,638

Food, Beverage & Tobacco 0.9%
Constellation Brands, Inc., Class A	109,687	14,410,678

Health Care Equipment & Services 5.8%
Becton Dickinson & Co.	104,044	18,593,703
Boston Scientific Corp. *	185,329	18,666,337
Intuitive Surgical, Inc. *	28,025	14,973,197
UnitedHealth Group, Inc.	110,406	37,710,274
		89,943,511

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.9%
L'Oreal SA, Sponsored ADR (a)	141,090	11,778,193
Procter & Gamble Co.	120,494	18,118,683
		29,896,876

Insurance 2.8%
Marsh & McLennan Cos., Inc.	34,710	6,183,587
Old Republic International Corp.	372,146	14,684,881
Progressive Corp.	111,528	22,974,768
		43,843,236

Materials 1.0%
Linde PLC	38,378	16,053,517

Media & Entertainment 10.6%
Alphabet, Inc., Class A	360,614	101,401,051
Meta Platforms, Inc., Class A	96,988	62,882,170
		164,283,221

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Eli Lilly & Co.	42,701	36,844,985
Johnson & Johnson	28,529	5,388,272
Thermo Fisher Scientific, Inc.	61,626	34,965,976
Zoetis, Inc.	137,201	19,769,292
		96,968,525

Semiconductors & Semiconductor Equipment 16.7%
ASML Holding NV, Registry Shares	20,750	21,979,022
Broadcom, Inc.	178,658	66,037,357
NVIDIA Corp.	813,380	164,701,316
Texas Instruments, Inc.	37,756	6,096,084
		258,813,779

Software & Services 15.1%
Accenture PLC, Class A	37,155	9,292,466
International Business Machines Corp.	80,986	24,895,906
Microsoft Corp.	292,866	151,648,943
Palo Alto Networks, Inc. *	78,684	17,329,364
Salesforce, Inc.	117,073	30,486,980
		233,653,659

Technology Hardware & Equipment 7.4%
Apple, Inc.	387,826	104,856,516
Motorola Solutions, Inc.	21,898	8,906,135
		113,762,651

Utilities 3.8%
Duke Energy Corp.	119,908	14,904,564
NextEra Energy, Inc.	213,529	17,381,261
WEC Energy Group, Inc.	235,695	26,334,202
		58,620,027
Total Common Stocks (Cost $771,228,096)		1,549,652,976
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
3

Schwab Core Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (b)	3,036,086	3,036,086
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (b)(c)	2,151,400	2,151,400
		5,187,486
Total Short-Term Investments (Cost $5,187,486)		5,187,486
Total Investments in Securities (Cost $776,415,582)		1,554,840,462

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,070,304.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,549,652,976	$—	$—	$1,549,652,976
Short-Term Investments[1]	5,187,486	—	—	5,187,486
Total	$1,554,840,462	$—	$—	$1,554,840,462

[1]	As categorized in the Portfolio Holdings.
See financial notes
4
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $776,415,582) including securities on loan of $2,070,304		$1,554,840,462
Receivables:
Dividends		698,921
Foreign tax reclaims		375,164
Fund shares sold		58,162
Income from securities on loan		1,167
Prepaid expenses	+	14,339
Total assets		1,555,988,215

Liabilities
Collateral held for securities on loan		2,151,400
Payables:
Fund shares redeemed		3,839,830
Investment adviser and administrator fees		652,992
Shareholder service fees		329,871
Independent trustees’ fees		41
Accrued expenses	+	162,818
Total liabilities		7,136,952
Net assets		$1,548,851,263

Net Assets by Source
Capital received from investors		$677,616,670
Total distributable earnings	+	871,234,593
Net assets		$1,548,851,263

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,548,851,263		58,681,537		$26.39

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
5

Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $48,987)		$16,333,873
Securities on loan, net	+	37,331
Total investment income		16,371,204

Expenses
Investment adviser and administrator fees		6,903,533
Shareholder service fees		3,504,696
Portfolio accounting fees		54,863
Professional fees		34,340
Registration fees		31,665
Shareholder reports		22,814
Custodian fees		17,941
Independent trustees’ fees		8,416
Transfer agent fees		3,704
Other expenses	+	23,352
Total expenses	–	10,605,324
Net investment income		5,765,880

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		88,649,162
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	136,645,975
Net realized and unrealized gains		225,295,137
Increase in net assets resulting from operations		$231,061,017
See financial notes
6
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$5,765,880	$7,888,514
Net realized gains		88,649,162	108,830,479
Net change in unrealized appreciation (depreciation)	+	136,645,975	295,962,604
Increase in net assets resulting from operations		$231,061,017	$412,681,597

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($115,689,705 )	($37,066,028 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,738,249	$41,404,229	1,649,682	$36,951,425
Shares reinvested		4,287,657	103,032,405	1,672,817	33,188,680
Shares redeemed	+	(7,263,001)	(173,787,664)	(8,407,499)	(182,375,446)
Net transactions in fund shares		(1,237,095)	($29,351,030 )	(5,085,000)	($112,235,341 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,918,632	$1,462,830,981	65,003,632	$1,199,450,753
Total increase (decrease)	+	(1,237,095)	86,020,282	(5,085,000)	263,380,228
End of period		58,681,537	$1,548,851,263	59,918,632	$1,462,830,981
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
7

Schwab Dividend Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$16.46	$12.80	$13.92	$16.92	$12.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.30	0.29	0.29	0.31
Net realized and unrealized gains (losses)	1.44	3.68	(0.48)	(0.81)	4.80
Total from investment operations	1.74	3.98	(0.19)	(0.52)	5.11
Less distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.31)	(0.29)	(0.33)
Distributions from net realized gains	(0.12)	(0.02)	(0.62)	(2.19)	—
Total distributions	(0.42)	(0.32)	(0.93)	(2.48)	(0.33)
Net asset value at end of period	$17.78	$16.46	$12.80	$13.92	$16.92
Total return	10.73%	31.34%	(1.74%)	(3.96%)	42.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	0.88%	0.89%[2]	0.89%
Total expenses	0.89%	0.89%	0.88%	0.90%[2]	0.90%
Net investment income (loss)	1.78%	2.00%	2.17%	1.99%	2.01%
Portfolio turnover rate	8%	12%	8%	27%	83%
Net assets, end of period (x 1,000,000)	$583	$550	$446	$524	$671

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
8
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Dividend Equity Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Banks 8.0%
Bank of America Corp.	240,000	12,828,000
JPMorgan Chase & Co.	90,000	28,000,800
Truist Financial Corp.	130,000	5,801,900
		46,630,700

Capital Goods 10.3%
Caterpillar, Inc.	10,000	5,772,600
CNH Industrial NV	200,000	2,098,000
Fastenal Co.	124,000	5,102,600
General Dynamics Corp.	15,000	5,173,500
Illinois Tool Works, Inc.	18,500	4,512,520
Lockheed Martin Corp.	27,000	13,280,760
Parker-Hannifin Corp.	13,000	10,046,790
Rockwell Automation, Inc.	9,750	3,591,510
RTX Corp.	43,000	7,675,500
Watsco, Inc.	8,000	2,944,080
		60,197,860

Consumer Discretionary Distribution & Retail 5.0%
Genuine Parts Co.	35,000	4,455,850
Home Depot, Inc.	30,150	11,444,638
TJX Cos., Inc.	95,000	13,313,300
		29,213,788

Consumer Services 2.0%
McDonald's Corp.	39,000	11,638,770

Consumer Staples Distribution & Retail 3.2%
Walmart, Inc.	185,000	18,718,300

Energy 7.5%
Chevron Corp.	85,000	13,406,200
EOG Resources, Inc.	60,000	6,350,400
Exxon Mobil Corp.	150,000	17,154,000
Kinder Morgan, Inc.	260,000	6,809,400
		43,720,000

Equity Real Estate Investment Trusts (REITs) 2.6%
AvalonBay Communities, Inc.	20,000	3,478,400
Lamar Advertising Co., Class A	40,000	4,743,600
Public Storage	25,000	6,964,000
		15,186,000

Financial Services 9.7%
Blackrock, Inc.	14,000	15,159,340
Fidelity National Information Services, Inc.	155,000	9,690,600
Morgan Stanley	140,000	22,960,000
Visa, Inc., Class A	25,000	8,518,500
		56,328,440

Food, Beverage & Tobacco 6.6%
Altria Group, Inc.	85,000	4,792,300
Coca-Cola Co.	245,000	16,880,500
Constellation Brands, Inc., Class A	15,000	1,970,700
SECURITY	NUMBER OF SHARES	VALUE ($)
Philip Morris International, Inc.	105,000	15,154,650
		38,798,150

Health Care Equipment & Services 5.6%
Abbott Laboratories	72,000	8,900,640
Becton Dickinson & Co.	31,000	5,540,010
CVS Health Corp.	50,000	3,907,500
Elevance Health, Inc.	20,000	6,344,000
Medtronic PLC	85,000	7,709,500
		32,401,650

Household & Personal Products 2.8%
Kenvue, Inc.	280,000	4,023,600
Procter & Gamble Co.	82,000	12,330,340
		16,353,940

Insurance 3.0%
Allstate Corp.	40,000	7,660,800
Cincinnati Financial Corp.	30,000	4,637,700
Progressive Corp.	25,000	5,150,000
		17,448,500

Materials 0.6%
PPG Industries, Inc.	35,000	3,421,250

Media & Entertainment 3.7%
Alphabet, Inc., Class A	45,000	12,653,550
Comcast Corp., Class A	260,000	7,237,100
Omnicom Group, Inc.	20,000	1,500,400
		21,391,050

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	60,000	13,082,400
Bristol-Myers Squibb Co.	60,000	2,764,200
Johnson & Johnson	72,310	13,657,190
Pfizer, Inc.	170,000	4,190,500
		33,694,290

Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	64,000	23,656,320
Texas Instruments, Inc.	30,000	4,843,800
		28,500,120

Software & Services 7.0%
Accenture PLC, Class A	20,000	5,002,000
International Business Machines Corp.	55,000	16,907,550
Microsoft Corp.	36,000	18,641,160
		40,550,710

Technology Hardware & Equipment 3.1%
Apple, Inc.	26,000	7,029,620
Cisco Systems, Inc.	150,000	10,966,500
		17,996,120

Telecommunication Services 1.9%
Verizon Communications, Inc.	275,000	10,928,500

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
9

Schwab Dividend Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.7%
Union Pacific Corp.	20,000	4,407,400

Utilities 5.1%
Duke Energy Corp.	127,500	15,848,250
Eversource Energy	80,000	5,904,800
NextEra Energy, Inc.	100,000	8,140,000
		29,893,050
Total Common Stocks (Cost $372,070,242)		577,418,588
Total Investments in Securities (Cost $372,070,242)		577,418,588

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$577,418,588	$—	$—	$577,418,588
Total	$577,418,588	$—	$—	$577,418,588

[1]	As categorized in the Portfolio Holdings.
See financial notes
10
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $372,070,242)		$577,418,588
Cash		5,012,834
Foreign currency, at value (cost $37,911)		37,647
Receivables:
Dividends		783,118
Foreign tax reclaims		261,596
Fund shares sold		112,759
Prepaid expenses	+	17,753
Total assets		583,644,295

Liabilities
Payables:
Fund shares redeemed		407,288
Investment adviser and administrator fees		329,315
Shareholder service fees		123,097
Independent trustees’ fees		35
Accrued expenses	+	72,687
Total liabilities		932,422
Net assets		$582,711,873

Net Assets by Source
Capital received from investors		$366,482,677
Total distributable earnings	+	216,229,196
Net assets		$582,711,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$582,711,873		32,771,007		$17.78

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
11

Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $2,934)		$14,523,613
Other Interest	+	79,428
Total investment income		14,603,041

Expenses
Investment adviser and administrator fees		3,413,302
Shareholder service fees		1,295,481
Portfolio accounting fees		60,156
Professional fees		33,053
Registration fees		29,858
Shareholder reports		21,425
Independent trustees’ fees		6,978
Transfer agent fees		3,133
Custodian fees		2,464
Other expenses	+	13,267
Total expenses	–	4,879,117
Net investment income		9,723,924

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		10,425,701
Net realized gains on foreign currency transactions	+	5,093
Net realized gains		10,430,794
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		37,024,292
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	14,400
Net change in unrealized appreciation (depreciation)		37,038,692
Net realized and unrealized gains		47,469,486
Increase in net assets resulting from operations		$57,193,410
See financial notes
12
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$9,723,924	$10,193,485
Net realized gains		10,430,794	4,380,939
Net change in unrealized appreciation (depreciation)	+	37,038,692	121,118,911
Increase in net assets resulting from operations		$57,193,410	$135,693,335

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,506,586 )	($10,796,286 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,730,046	$80,061,778	3,364,755	$50,029,779
Shares reinvested		613,052	10,339,697	532,844	7,968,286
Shares redeemed	+	(6,001,694)	(101,586,069)	(5,321,829)	(78,769,369)
Net transactions in fund shares		(658,596)	($11,184,594 )	(1,424,230)	($20,771,304 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,429,603	$550,209,643	34,853,833	$446,083,898
Total increase (decrease)	+	(658,596)	32,502,230	(1,424,230)	104,125,745
End of period		32,771,007	$582,711,873	33,429,603	$550,209,643
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
13

Schwab Large-Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$34.09	$24.35	$20.80	$28.96	$20.85
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.14)	(0.05)	0.01	(0.01)	(0.06)
Net realized and unrealized gains (losses)	10.24	9.80	3.95	(5.97)	8.42
Total from investment operations	10.10	9.75	3.96	(5.98)	8.36
Less distributions:
Distributions from net investment income	—	(0.01)	(0.00)[2]	—	—
Distributions from net realized gains	(0.04)	—	(0.41)	(2.18)	(0.25)
Total distributions	(0.04)	(0.01)	(0.41)	(2.18)	(0.25)
Net asset value at end of period	$44.15	$34.09	$24.35	$20.80	$28.96
Total return	29.65%	40.05%	19.37%	(22.45%)	40.41%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.99%	0.99%	0.99%	0.99%[3]	0.99%
Total expenses	1.00%	1.00%	1.01%	1.02%[3]	1.02%
Net investment income (loss)	(0.37%)	(0.16%)	0.02%	(0.05%)	(0.23%)
Portfolio turnover rate	22%	15%	17%	19%	42%
Net assets, end of period (x 1,000,000)	$617	$465	$282	$218	$292

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
14
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 3.2%
Tesla, Inc. *	42,749	19,517,484

Capital Goods 5.3%
Caterpillar, Inc.	11,998	6,925,965
GE Vernova, Inc.	7,142	4,179,070
General Electric Co.	16,124	4,981,510
Parker-Hannifin Corp.	7,152	5,527,280
Quanta Services, Inc.	9,885	4,439,650
Vertiv Holdings Co., Class A	35,646	6,874,688
		32,928,163

Commercial & Professional Services 0.3%
Republic Services, Inc., Class A	9,999	2,082,192

Consumer Discretionary Distribution & Retail 8.2%
Amazon.com, Inc. *	131,419	32,095,148
Home Depot, Inc.	18,915	7,179,945
O'Reilly Automotive, Inc. *	43,967	4,152,243
TJX Cos., Inc.	48,942	6,858,732
		50,286,068

Consumer Services 1.7%
Booking Holdings, Inc.	681	3,457,941
DoorDash, Inc., Class A *	11,758	2,990,882
Royal Caribbean Cruises Ltd.	14,407	4,132,360
		10,581,183

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	8,843	8,059,952
Walmart, Inc.	28,014	2,834,457
		10,894,409

Financial Services 5.0%
American Express Co.	18,405	6,639,236
Blackrock, Inc.	2,062	2,232,754
Blackstone, Inc.	12,491	1,831,680
Interactive Brokers Group, Inc., Class A	51,824	3,646,337
Mastercard, Inc., Class A	14,854	8,199,259
Visa, Inc., Class A	24,440	8,327,686
		30,876,952

Food, Beverage & Tobacco 0.8%
Philip Morris International, Inc.	34,383	4,962,498

Health Care Equipment & Services 1.8%
Boston Scientific Corp. *	49,610	4,996,719
Intuitive Surgical, Inc. *	11,622	6,209,402
		11,206,121

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 13.0%
Alphabet, Inc., Class A	133,454	37,525,930
Meta Platforms, Inc., Class A	42,692	27,679,358
Netflix, Inc. *	10,788	12,070,262
Spotify Technology SA *	4,421	2,897,170
		80,172,720

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
AbbVie, Inc.	38,851	8,471,072
Alnylam Pharmaceuticals, Inc. *	3,809	1,737,056
Eli Lilly & Co.	18,561	16,015,544
Vertex Pharmaceuticals, Inc. *	9,008	3,833,535
		30,057,207

Semiconductors & Semiconductor Equipment 20.0%
Advanced Micro Devices, Inc. *	35,376	9,060,501
Broadcom, Inc.	99,786	36,883,899
KLA Corp.	2,590	3,130,637
Lam Research Corp.	43,231	6,807,153
NVIDIA Corp.	322,560	65,315,174
Texas Instruments, Inc.	13,210	2,132,887
		123,330,251

Software & Services 21.3%
AppLovin Corp., Class A *	2,944	1,876,300
Cadence Design Systems, Inc. *	11,933	4,041,588
Crowdstrike Holdings, Inc., Class A *	10,692	5,805,863
Datadog, Inc., Class A *	31,836	5,183,219
International Business Machines Corp.	19,008	5,843,249
Intuit, Inc.	12,612	8,419,141
Microsoft Corp.	99,364	51,451,673
Oracle Corp.	34,209	8,983,625
Palantir Technologies, Inc., Class A *	35,355	7,087,617
Palo Alto Networks, Inc. *	43,500	9,580,440
Salesforce, Inc.	33,051	8,606,811
ServiceNow, Inc. *	9,192	8,450,022
Snowflake, Inc., Class A *	5,564	1,529,432
Synopsys, Inc. *	10,311	4,679,338
		131,538,318

Technology Hardware & Equipment 11.3%
Amphenol Corp., Class A	74,208	10,340,143
Apple, Inc.	186,176	50,336,405
Arista Networks, Inc. *	57,793	9,113,378
		69,789,926

Transportation 0.8%
Uber Technologies, Inc. *	52,644	5,080,146
Total Common Stocks (Cost $238,053,998)		613,303,638
Total Investments in Securities (Cost $238,053,998)		613,303,638

*	Non-income producing security.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
15

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$613,303,638	$—	$—	$613,303,638
Total	$613,303,638	$—	$—	$613,303,638

[1]	As categorized in the Portfolio Holdings.
See financial notes
16
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $238,053,998)		$613,303,638
Cash		3,943,107
Receivables:
Fund shares sold		793,205
Dividends		128,188
Foreign tax reclaims		3,415
Prepaid expenses	+	22,787
Total assets		618,194,340

Liabilities
Payables:
Fund shares redeemed		623,843
Investment adviser and administrator fees		360,974
Shareholder service fees		126,898
Independent trustees’ fees		35
Accrued expenses	+	63,304
Total liabilities		1,175,054
Net assets		$617,019,286

Net Assets by Source
Capital received from investors		$236,626,530
Total distributable earnings	+	380,392,756
Net assets		$617,019,286

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$617,019,286		13,975,414		$44.15

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
17

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $842)		$3,014,267
Other Interest	+	146,024
Total investment income		3,160,291

Expenses
Investment adviser and administrator fees		3,719,291
Shareholder service fees		1,227,924
Portfolio accounting fees		50,487
Registration fees		45,502
Professional fees		35,825
Shareholder reports		17,611
Independent trustees’ fees		6,913
Transfer agent fees		3,870
Custodian fees		3,153
Other expenses	+	9,353
Total expenses		5,119,929
Expense reduction	–	33,730
Net expenses	–	5,086,199
Net investment loss		(1,925,908)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		7,629,228
Net realized losses on futures contracts	+	(704,396)
Net realized gains		6,924,832
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		132,840,804
Net change in unrealized appreciation (depreciation) on futures contracts	+	(47,813)
Net change in unrealized appreciation (depreciation)		132,792,991
Net realized and unrealized gains		139,717,823
Increase in net assets resulting from operations		$137,791,915
See financial notes
18
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment loss		($1,925,908 )	($641,673 )
Net realized gains		6,924,832	3,484,145
Net change in unrealized appreciation (depreciation)	+	132,792,991	115,526,918
Increase in net assets resulting from operations		$137,791,915	$118,369,390

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($562,663 )	($115,375 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,489,505	$129,785,614	4,195,809	$131,271,986
Shares reinvested		12,993	483,853	3,498	97,193
Shares redeemed	+	(3,155,910)	(115,078,615)	(2,134,726)	(66,664,088)
Net transactions in fund shares		346,588	$15,190,852	2,064,581	$64,705,091

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,628,826	$464,599,182	11,564,245	$281,640,076
Total increase	+	346,588	152,420,104	2,064,581	182,959,106
End of period		13,975,414	$617,019,286	13,628,826	$464,599,182
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
19

Schwab Small-Cap Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$21.85	$16.60	$18.94	$23.77	$15.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.06	0.07	0.03	0.02
Net realized and unrealized gains (losses)	2.52	5.26	(0.71)	(2.27)	8.76
Total from investment operations	2.56	5.32	(0.64)	(2.24)	8.78
Less distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.02)	(0.03)	(0.03)
Distributions from net realized gains	(2.69)	—	(1.68)	(2.56)	—
Total distributions	(2.74)	(0.07)	(1.70)	(2.59)	(0.03)
Net asset value at end of period	$21.67	$21.85	$16.60	$18.94	$23.77
Total return	12.59%	32.12%	(3.68%)	(10.25%)	58.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	1.09%[2]	1.09%[2]	1.08%
Total expenses	1.09%	1.08%	1.09%[2]	1.09%[2]	1.08%
Net investment income (loss)	0.18%	0.31%	0.37%	0.13%	0.11%
Portfolio turnover rate	108%	106%	43%	74%	84%
Net assets, end of period (x 1,000,000)	$646	$620	$482	$543	$669

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
20
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.7% OF NET ASSETS

Automobiles & Components 1.1%
Adient PLC *	72,158	1,673,344
Cooper-Standard Holdings, Inc. *	11,139	336,621
Dorman Products, Inc. *	6,128	821,949
Garrett Motion, Inc.	84,236	1,426,958
Modine Manufacturing Co. *	11,736	1,798,072
Strattec Security Corp. *	21,584	1,324,394
		7,381,338

Banks 7.8%
Ameris Bancorp	14,020	1,004,112
Associated Banc-Corp.	201,487	4,990,833
Axos Financial, Inc. *	34,780	2,712,144
BankUnited, Inc.	179,792	7,206,063
Customers Bancorp, Inc. *	40,387	2,710,776
Enterprise Financial Services Corp.	28,708	1,503,438
First Financial Corp.	48,814	2,602,763
Hancock Whitney Corp.	104,007	5,939,840
Hanmi Financial Corp.	95,592	2,523,629
Hope Bancorp, Inc.	117,821	1,235,942
International Bancshares Corp.	71,879	4,771,328
Northrim BanCorp, Inc.	41,413	910,258
OceanFirst Financial Corp.	77,494	1,408,841
Texas Capital Bancshares, Inc. *	16,619	1,393,337
Trustmark Corp.	119,436	4,445,408
UMB Financial Corp.	14,617	1,562,265
Valley National Bancorp	296,444	3,222,346
		50,143,323

Capital Goods 13.6%
AAR Corp. *	13,033	1,097,509
Allient, Inc.	51,351	2,807,873
American Superconductor Corp. *	18,214	1,078,815
Applied Industrial Technologies, Inc.	4,840	1,244,316
Argan, Inc.	5,803	1,776,937
Array Technologies, Inc. *	63,230	547,572
Astronics Corp. *	29,375	1,444,663
Atkore, Inc.	18,747	1,298,230
Atmus Filtration Technologies, Inc.	61,378	2,791,471
Bloom Energy Corp., Class A *	51,725	6,835,976
Comfort Systems USA, Inc.	3,855	3,722,311
Ducommun, Inc. *	21,448	1,967,854
Dycom Industries, Inc. *	4,456	1,282,392
EnerSys	41,016	5,174,579
ESCO Technologies, Inc.	5,069	1,112,493
Federal Signal Corp.	12,774	1,507,715
Franklin Electric Co., Inc.	8,588	813,885
Griffon Corp.	36,339	2,689,449
Herc Holdings, Inc.	8,307	1,180,009
Hyster-Yale, Inc.	7,246	260,421
IES Holdings, Inc. *	4,610	1,806,567
Leonardo DRS, Inc.	26,379	964,416
LSI Industries, Inc.	15,852	362,852
Mercury Systems, Inc. *	22,807	1,765,490
Moog, Inc., Class A	16,392	3,357,901
Mueller Industries, Inc.	17,750	1,879,193
Mueller Water Products, Inc., Class A	91,899	2,358,128
NEXTracker, Inc., Class A *	46,641	4,721,002
Powell Industries, Inc.	7,549	2,894,211
Power Solutions International, Inc. *	15,214	1,302,623
Preformed Line Products Co.	5,110	1,083,882
Primoris Services Corp.	29,923	4,234,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Resideo Technologies, Inc. *	60,364	2,583,579
REV Group, Inc.	76,509	3,922,616
SPX Technologies, Inc. *	15,769	3,530,521
Sterling Infrastructure, Inc. *	10,969	4,145,185
Thermon Group Holdings, Inc. *	74,160	2,130,617
Tutor Perini Corp. *	8,321	560,503
Watts Water Technologies, Inc., Class A	13,862	3,778,781
		88,017,240

Commercial & Professional Services 2.5%
Brink's Co.	17,809	1,979,649
Cimpress PLC *	20,313	1,405,863
ExlService Holdings, Inc. *	20,242	791,462
Huron Consulting Group, Inc. *	6,585	1,082,837
IBEX Holdings Ltd. *	151,743	5,670,636
Interface, Inc., Class A	44,936	1,118,906
Maximus, Inc.	15,122	1,256,941
Verra Mobility Corp., Class A *	87,549	2,032,012
Willdan Group, Inc. *	8,284	782,921
		16,121,227

Consumer Discretionary Distribution & Retail 2.4%
Build-A-Bear Workshop, Inc.	21,264	1,152,934
Group 1 Automotive, Inc.	8,952	3,558,778
Kohl's Corp.	72,221	1,175,036
National Vision Holdings, Inc. *	17,539	451,629
Revolve Group, Inc. *	37,951	839,476
Sally Beauty Holdings, Inc. *	124,334	1,878,687
Sonic Automotive, Inc., Class A	39,596	2,515,534
ThredUp, Inc., Class A *	55,500	487,845
Urban Outfitters, Inc. *	36,533	2,360,397
Victoria's Secret & Co. *	26,064	918,756
		15,339,072

Consumer Durables & Apparel 1.8%
Champion Homes, Inc. *	11,267	768,747
Green Brick Partners, Inc. *	16,577	1,073,195
JAKKS Pacific, Inc.	40,204	683,468
Kontoor Brands, Inc.	8,114	656,585
M/I Homes, Inc. *	16,818	2,105,445
Peloton Interactive, Inc., Class A *	306,053	2,221,945
Taylor Morrison Home Corp., Class A *	56,148	3,327,892
YETI Holdings, Inc. *	24,838	844,244
		11,681,521

Consumer Services 3.2%
Adtalem Global Education, Inc. *	9,630	943,933
American Public Education, Inc. *	32,705	1,095,291
BJ's Restaurants, Inc. *	65,919	2,238,609
Brinker International, Inc. *	20,102	2,184,283
Cheesecake Factory, Inc. (a)	30,856	1,536,629
Coursera, Inc. *	143,248	1,206,148
Frontdoor, Inc. *	31,956	2,122,837
Life Time Group Holdings, Inc. *	75,602	1,869,638
Monarch Casino & Resort, Inc.	30,777	2,772,084
Perdoceo Education Corp.	15,187	482,339
Red Rock Resorts, Inc., Class A	8,392	447,378
Rush Street Interactive, Inc. *	65,540	1,111,558
Stride, Inc. *	13,160	895,406
Udemy, Inc. *	208,533	1,187,595
Universal Technical Institute, Inc. *	13,557	402,914
		20,496,642

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
21

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 0.5%
Sprouts Farmers Market, Inc. *	18,271	1,442,678
United Natural Foods, Inc. *	40,868	1,538,680
		2,981,358

Energy 4.5%
California Resources Corp.	61,790	2,914,634
Centrus Energy Corp., Class A *	4,305	1,581,915
CVR Energy, Inc. *	62,647	2,229,607
Gulfport Energy Corp. *	10,196	1,896,558
Helix Energy Solutions Group, Inc. *	217,781	1,463,488
National Energy Services Reunited Corp. *	35,904	453,109
Navigator Holdings Ltd.	77,851	1,279,871
Oceaneering International, Inc. *	91,563	2,132,502
Oil States International, Inc. *	81,880	488,824
Par Pacific Holdings, Inc. *	83,430	3,335,531
PBF Energy, Inc., Class A	45,602	1,558,220
Peabody Energy Corp.	67,497	1,850,768
ProFrac Holding Corp., Class A *	169,943	929,588
ProPetro Holding Corp. *	219,307	2,276,407
Riley Exploration Permian, Inc.	33,053	860,039
Scorpio Tankers, Inc.	24,330	1,501,161
Teekay Corp. Ltd.	79,984	769,446
Tidewater, Inc. *	24,925	1,260,956
		28,782,624

Equity Real Estate Investment Trusts (REITs) 3.8%
Alexander & Baldwin, Inc.	390,735	6,240,038
DiamondRock Hospitality Co.	838,520	6,557,226
Global Net Lease, Inc.	182,153	1,388,006
LTC Properties, Inc.	90,061	3,159,340
Piedmont Realty Trust, Inc., Class A	81,184	654,343
Ryman Hospitality Properties, Inc.	5,067	440,373
Sabra Health Care REIT, Inc.	115,133	2,051,670
SL Green Realty Corp.	40,318	2,070,329
Xenia Hotels & Resorts, Inc.	150,536	1,851,593
		24,412,918

Financial Services 6.3%
Acadian Asset Management, Inc.	21,774	1,047,329
Atlanticus Holdings Corp. *	11,685	643,960
BGC Group, Inc., Class A	262,779	2,401,800
Bread Financial Holdings, Inc.	70,759	4,433,051
Enova International, Inc. *	60,540	7,238,768
Essent Group Ltd.	9,876	598,189
EVERTEC, Inc.	95,450	2,717,462
Green Dot Corp., Class A *	33,945	394,102
Jackson Financial, Inc., Class A	65,517	6,604,769
LendingTree, Inc. *	8,524	545,536
Marex Group PLC	26,531	805,216
NCR Atleos Corp. *	69,485	2,563,997
NMI Holdings, Inc., Class A *	44,510	1,621,499
Pagseguro Digital Ltd., Class A	245,751	2,356,752
PROG Holdings, Inc.	59,573	1,723,447
Regional Management Corp.	20,875	821,431
Virtus Investment Partners, Inc.	17,377	2,829,323
World Acceptance Corp. *	12,591	1,604,975
		40,951,606

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 0.7%
Cal-Maine Foods, Inc.	41,730	3,663,894
Seneca Foods Corp., Class A *	9,705	1,046,539
		4,710,433

Health Care Equipment & Services 3.3%
AtriCure, Inc. *	23,507	812,167
Avanos Medical, Inc. *	64,720	719,039
Aveanna Healthcare Holdings, Inc. *	45,421	411,060
Axogen, Inc. *	24,326	540,524
Bioventus, Inc., Class A *	71,532	468,535
BrightSpring Health Services, Inc. *	66,206	2,188,108
Ensign Group, Inc.	5,572	1,003,517
GeneDx Holdings Corp. *	7,545	1,032,986
HealthEquity, Inc. *	21,506	2,034,037
Hims & Hers Health, Inc. *	29,581	1,344,752
iRhythm Technologies, Inc. *	5,160	966,468
LivaNova PLC *	28,590	1,504,692
Novocure Ltd. *	59,207	758,442
OmniAb, Inc., Class A *(b)	5,508	0
OmniAb, Inc., Class B *(b)	5,508	0
OptimizeRx Corp. *	33,905	694,713
Option Care Health, Inc. *	113,818	2,962,683
Phreesia, Inc. *	42,528	962,834
QuidelOrtho Corp. *	13,681	369,250
Teladoc Health, Inc. *	107,024	923,617
Tenet Healthcare Corp. *	4,984	1,029,146
TruBridge, Inc. *	19,265	370,273
UFP Technologies, Inc. *	1,898	365,631
		21,462,474

Household & Personal Products 0.0%
Nu Skin Enterprises, Inc., Class A	28,559	306,153

Insurance 2.6%
CNO Financial Group, Inc.	130,088	5,206,122
Donegal Group, Inc., Class A	28,397	532,444
Fidelis Insurance Holdings Ltd.	90,289	1,623,396
Genworth Financial, Inc., Class A *	170,057	1,435,281
Heritage Insurance Holdings, Inc. *	70,061	1,655,541
Palomar Holdings, Inc. *	12,643	1,441,428
Selective Insurance Group, Inc.	29,122	2,194,052
Skyward Specialty Insurance Group, Inc. *	38,981	1,777,144
Slide Insurance Holdings, Inc. *	40,945	654,711
		16,520,119

Materials 4.7%
Alpha Metallurgical Resources, Inc. *	6,779	1,174,530
Caledonia Mining Corp. PLC	62,391	1,754,435
Century Aluminum Co. *	14,356	425,225
Chemours Co.	177,460	2,376,189
Coeur Mining, Inc. *	171,054	2,936,997
Commercial Metals Co.	55,515	3,295,370
Constellium SE, Class A *	80,697	1,269,364
HB Fuller Co.	21,970	1,260,419
Hecla Mining Co.	84,987	1,093,783
Ingevity Corp. *	40,465	2,173,780
Koppers Holdings, Inc.	101,269	2,857,811
Materion Corp.	21,522	2,467,067
Mativ Holdings, Inc.	208,231	2,223,907
Minerals Technologies, Inc.	51,958	2,948,616
O-I Glass, Inc. *	71,357	805,621
See financial notes
22
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SSR Mining, Inc. *	48,027	1,083,489
		30,146,603

Media & Entertainment 1.4%
AMC Networks, Inc., Class A *	159,656	1,210,193
Cargurus, Inc. *	68,362	2,400,873
CuriosityStream, Inc.	29,828	129,454
Gray Media, Inc.	193,978	886,479
Magnite, Inc. *	24,922	445,605
Nexxen International Ltd. *	48,812	401,235
Playtika Holding Corp.	263,242	966,098
QuinStreet, Inc. *	45,051	666,304
Thryv Holdings, Inc. *	75,056	578,682
Yelp, Inc., Class A *	35,947	1,185,532
		8,870,455

Pharmaceuticals, Biotechnology & Life Sciences 14.5%
10X Genomics, Inc., Class A *	208,078	2,838,184
Adaptive Biotechnologies Corp. *	96,602	1,677,011
Alkermes PLC *	57,722	1,772,065
Amicus Therapeutics, Inc. *	251,485	2,270,910
Amneal Pharmaceuticals, Inc. *	304,651	3,296,324
AnaptysBio, Inc. *	37,119	1,357,813
Arbutus Biopharma Corp. *	216,119	1,022,243
Arcus Biosciences, Inc. *	159,874	3,152,715
Arcutis Biotherapeutics, Inc. *	86,745	2,195,516
Ardelyx, Inc. *	200,097	1,212,588
Arrowhead Pharmaceuticals, Inc. *	68,743	2,914,016
Aurinia Pharmaceuticals, Inc. *	150,410	1,980,900
Axsome Therapeutics, Inc. *	21,257	2,869,482
Beam Therapeutics, Inc. *	30,161	754,327
BioCryst Pharmaceuticals, Inc. *	246,056	1,801,130
Bridgebio Pharma, Inc. *	59,501	3,727,143
CareDx, Inc. *	75,347	1,130,205
Catalyst Pharmaceuticals, Inc. *	98,432	2,093,649
Cidara Therapeutics, Inc. *	2,594	283,369
Cogent Biosciences, Inc. *	63,328	1,032,246
Collegium Pharmaceutical, Inc. *	29,892	1,076,112
Dianthus Therapeutics, Inc. *	19,329	676,128
GRAIL, Inc. *	11,262	1,035,316
Harmony Biosciences Holdings, Inc. *	42,611	1,217,396
Indivior PLC *	142,699	4,191,070
Kiniksa Pharmaceuticals International PLC *	63,530	2,351,245
Kodiak Sciences, Inc. *	38,179	691,994
Krystal Biotech, Inc. *	3,482	687,730
Madrigal Pharmaceuticals, Inc. *	3,441	1,441,435
Medpace Holdings, Inc. *	3,362	1,966,467
Mesa Laboratories, Inc.	13,225	950,745
Mirum Pharmaceuticals, Inc. *	37,672	2,736,871
Myriad Genetics, Inc. *	212,431	1,707,945
Niagen Bioscience, Inc. *	49,843	375,816
Nurix Therapeutics, Inc. *	304,055	3,934,472
Organogenesis Holdings, Inc., Class A *	209,646	890,995
Organon & Co.	79,615	537,401
ORIC Pharmaceuticals, Inc. *	59,592	784,231
Pacira BioSciences, Inc. *	66,435	1,420,380
Phathom Pharmaceuticals, Inc. *	21,925	297,084
Phibro Animal Health Corp., Class A	64,556	2,715,225
Praxis Precision Medicines, Inc. *	3,360	667,834
Prestige Consumer Healthcare, Inc. *	30,263	1,833,938
PTC Therapeutics, Inc. *	33,461	2,285,721
Rhythm Pharmaceuticals, Inc. *	26,646	3,031,249
Supernus Pharmaceuticals, Inc. *	43,251	2,384,428
Tarsus Pharmaceuticals, Inc. *	5,755	396,002
Taysha Gene Therapies, Inc. *	51,219	254,046
TG Therapeutics, Inc. *	24,301	845,189
SECURITY	NUMBER OF SHARES	VALUE ($)
Travere Therapeutics, Inc. *	93,387	3,283,487
Twist Bioscience Corp. *	59,795	1,966,658
Veracyte, Inc. *	67,731	2,443,734
Vir Biotechnology, Inc. *	108,462	646,433
Xeris Biopharma Holdings, Inc. *	106,962	1,037,531
Zymeworks, Inc. *	88,897	1,696,599
		93,840,743

Real Estate Management & Development 0.4%
Cushman & Wakefield PLC *	127,899	2,008,014
Newmark Group, Inc., Class A	35,032	624,621
		2,632,635

Semiconductors & Semiconductor Equipment 4.2%
ACM Research, Inc., Class A *	15,439	640,101
Ambarella, Inc. *	25,957	2,212,315
Axcelis Technologies, Inc. *	17,099	1,360,397
Credo Technology Group Holding Ltd. *	42,203	7,918,127
Impinj, Inc. *	2,245	453,849
Penguin Solutions, Inc. *	120,801	2,690,238
Photronics, Inc. *	46,791	1,118,305
Rigetti Computing, Inc. *	58,985	2,611,266
Semtech Corp. *	42,164	2,861,249
Silicon Laboratories, Inc. *	12,036	1,577,679
SiTime Corp. *	5,200	1,506,128
Synaptics, Inc. *	31,414	2,228,509
		27,178,163

Software & Services 5.7%
8x8, Inc. *	264,099	485,942
ACI Worldwide, Inc. *	21,312	1,015,091
Alarm.com Holdings, Inc. *	23,037	1,133,881
Appfolio, Inc., Class A *	6,672	1,697,557
Asana, Inc., Class A *	136,185	1,913,399
Backblaze, Inc., Class A *	7,013	72,304
Blackbaud, Inc. *	44,190	2,829,928
Commerce.com, Inc. *	209,198	968,587
Commvault Systems, Inc. *	11,069	1,541,026
Domo, Inc., Class B *	79,903	1,094,671
D-Wave Quantum, Inc. *	52,690	1,952,691
DXC Technology Co. *	176,660	2,508,572
eGain Corp. *	86,480	1,247,042
Five9, Inc. *	62,657	1,521,312
Freshworks, Inc., Class A *	56,865	631,201
Intapp, Inc. *	30,477	1,169,707
Mitek Systems, Inc. *	73,057	672,855
PagerDuty, Inc. *	108,415	1,741,145
Porch Group, Inc. *	19,897	299,450
Q2 Holdings, Inc. *	33,405	2,063,093
Qualys, Inc. *	12,988	1,600,901
Red Violet, Inc.	23,862	1,279,719
RingCentral, Inc., Class A *	142,045	4,278,395
Sprout Social, Inc., Class A *	127,586	1,310,308
SPS Commerce, Inc. *	7,254	596,569
Yext, Inc. *	128,285	1,086,574
Zeta Global Holdings Corp., Class A *	19,916	358,289
		37,070,209

Technology Hardware & Equipment 6.2%
ADTRAN Holdings, Inc. *	64,379	670,829
Advanced Energy Industries, Inc.	20,810	4,218,811
Arlo Technologies, Inc. *	71,983	1,392,151
Belden, Inc.	27,682	3,373,052
CommScope Holding Co., Inc. *	49,386	854,378
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
23

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daktronics, Inc. *	58,490	1,099,027
Extreme Networks, Inc. *	222,182	4,225,902
Fabrinet *	12,130	5,344,114
IonQ, Inc. *	56,969	3,553,726
Itron, Inc. *	13,400	1,344,422
OSI Systems, Inc. *	12,049	3,355,165
Plexus Corp. *	15,175	2,122,982
Sanmina Corp. *	35,560	4,873,498
TTM Technologies, Inc. *	46,459	3,122,045
Xerox Holdings Corp.	58,491	194,190
		39,744,292

Telecommunication Services 1.4%
Bandwidth, Inc., Class A *	68,488	1,106,081
IDT Corp., Class B	68,750	3,482,875
Liberty Latin America Ltd., Class A *	45,282	353,200
Lumen Technologies, Inc. *	377,545	3,881,162
		8,823,318

Transportation 1.0%
Costamare Bulkers Holdings Ltd. *	35,459	458,839
Costamare, Inc.	44,339	541,823
Hertz Global Holdings, Inc. *(a)	183,527	941,493
Matson, Inc.	9,864	995,771
SkyWest, Inc. *	33,010	3,316,845
Sun Country Airlines Holdings, Inc. *	37,121	455,846
		6,710,617

Utilities 2.1%
Hallador Energy Co. *	63,150	1,365,934
Hawaiian Electric Industries, Inc. *	101,214	1,176,107
Middlesex Water Co.	28,836	1,657,205
Oklo, Inc. *	20,459	2,716,341
Portland General Electric Co.	118,444	5,410,522
Southwest Gas Holdings, Inc.	15,740	1,251,330
		13,577,439
Total Common Stocks (Cost $518,515,059)		617,902,522

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	2,207,396	2,207,396
Total Short-Term Investments (Cost $2,207,396)		2,207,396
Total Investments in Securities (Cost $520,722,455)		620,109,918

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	240	29,878,800	885,156

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,153,880.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended October 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at October 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Media & Entertainment 0.0%
EW Scripps Co.	$—	$—	($125,362 )	($193,838 )	$174,398	$—	—	$—
See financial notes
24
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$596,440,048	$—	$—	$596,440,048
Health Care Equipment & Services	21,462,474	—	0 *	21,462,474
Short-Term Investments[1]	2,207,396	—	—	2,207,396
Futures Contracts[2]	885,156	—	—	885,156
Total	$620,995,074	$—	$0	$620,995,074

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
25

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $520,722,455) including securities on loan of $2,153,880		$620,109,918
Cash		26,359,447
Deposit with broker for futures contracts		2,244,973
Receivables:
Variation margin on future contracts		171,600
Dividends		162,843
Fund shares sold		33,272
Income from securities on loan		896
Prepaid expenses	+	14,976
Total assets		649,097,925

Liabilities
Collateral held for securities on loan		2,207,396
Payables:
Investment adviser and administrator fees		469,026
Fund shares redeemed		257,291
Shareholder service fees		139,601
Investments bought		62,017
Independent trustees’ fees		36
Accrued expenses	+	73,955
Total liabilities		3,209,322
Net assets		$645,888,603

Net Assets by Source
Capital received from investors		$497,006,168
Total distributable earnings	+	148,882,435
Net assets		$645,888,603

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$645,888,603		29,806,569		$21.67

See financial notes
26
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $3,505)		$7,097,251
Other Interest		590,560
Securities on loan, net	+	39,982
Total investment income		7,727,793

Expenses
Investment adviser and administrator fees		4,957,681
Shareholder service fees		1,493,855
Portfolio accounting fees		54,046
Professional fees		36,316
Registration fees		33,662
Shareholder reports		16,890
Custodian fees		16,694
Independent trustees’ fees		7,084
Transfer agent fees		2,243
Other expenses	+	10,706
Total expenses	–	6,629,177
Net investment income		1,098,616

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(193,838)
Net realized gains on sales of securities - unaffiliated issuers		44,630,477
Net realized gains on futures contracts	+	4,017,528
Net realized gains		48,454,167
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		174,398
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		25,212,650
Net change in unrealized appreciation (depreciation) on futures contracts	+	859,200
Net change in unrealized appreciation (depreciation)		26,246,248
Net realized and unrealized gains		74,700,415
Increase in net assets resulting from operations		$75,799,031
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
27

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$1,098,616	$1,800,130
Net realized gains		48,454,167	77,856,085
Net change in unrealized appreciation (depreciation)	+	26,246,248	72,997,282
Increase in net assets resulting from operations		$75,799,031	$152,653,497

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($77,173,565 )	($2,107,396 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,562,037	$68,640,188	2,757,497	$57,435,040
Shares reinvested		2,866,426	58,073,813	82,244	1,578,256
Shares redeemed	+	(4,999,601)	(99,530,658)	(3,507,338)	(71,759,542)
Net transactions in fund shares		1,428,862	$27,183,343	(667,597)	($12,746,246 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,377,707	$620,079,794	29,045,304	$482,279,939
Total increase (decrease)	+	1,428,862	25,808,809	(667,597)	137,799,855
End of period		29,806,569	$645,888,603	28,377,707	$620,079,794
See financial notes
28
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Health Care Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$27.31	$24.05	$26.08	$30.58	$26.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.17	0.20	0.20	0.21
Net realized and unrealized gains (losses)	(0.28)	4.00	(1.14)	(1.13)	7.09
Total from investment operations	(0.06)	4.17	(0.94)	(0.93)	7.30
Less distributions:
Distributions from net investment income	(0.18)	(0.22)	(0.19)	(0.23)	(0.23)
Distributions from net realized gains	(2.03)	(0.69)	(0.90)	(3.34)	(2.76)
Total distributions	(2.21)	(0.91)	(1.09)	(3.57)	(2.99)
Net asset value at end of period	$25.04	$27.31	$24.05	$26.08	$30.58
Total return	0.20%	17.67%	(4.04%)	(3.82%)	30.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	0.79%[2]	0.80%[2]	0.80%
Total expenses	0.80%	0.79%	0.79%[2]	0.80%[2]	0.80%
Net investment income (loss)	0.89%	0.62%	0.79%	0.76%	0.76%
Portfolio turnover rate	41%	64%	53%	59%	70%
Net assets, end of period (x 1,000,000)	$640	$792	$733	$829	$902

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
29

Schwab Health Care Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 0.1%
CSL Ltd.	3,510	409,042

Belgium 0.6%
UCB SA	16,173	4,158,757

China 0.7%
Consun Pharmaceutical Group Ltd.	730,000	1,412,063
Hansoh Pharmaceutical Group Co. Ltd.	600,000	2,754,422
Livzon Pharmaceutical Group, Inc., H Shares	62,300	250,625
		4,417,110

Denmark 2.0%
Genmab AS *	15,835	4,516,582
Novo Nordisk AS, Class B	172,226	8,478,974
		12,995,556

France 0.9%
Ipsen SA	25,718	3,614,181
Sanofi SA	19,920	2,015,163
		5,629,344

Germany 0.1%
Eckert & Ziegler SE	24,891	486,440

Hong Kong 0.2%
United Laboratories International Holdings Ltd.	844,000	1,366,472

Ireland 2.9%
Medtronic PLC	202,879	18,401,125

Italy 0.3%
Recordati Industria Chimica e Farmaceutica SpA	35,845	2,133,557

Japan 3.3%
As One Corp.	50,000	816,194
Asahi Intecc Co. Ltd.	40,000	634,292
Astellas Pharma, Inc.	200,000	2,093,526
Daiichi Sankyo Co. Ltd.	167,000	3,989,315
Hoya Corp.	50,800	8,251,546
Kissei Pharmaceutical Co. Ltd.	14,100	368,209
Otsuka Holdings Co. Ltd.	23,000	1,251,752
Shionogi & Co. Ltd.	108,000	1,811,440
Takeda Pharmaceutical Co. Ltd.	69,000	1,862,137
		21,078,411

New Zealand 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	75,402	1,600,820

Republic of Korea 0.4%
Hugel, Inc. *	13,409	2,460,375

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 0.2%
Ambea AB	94,458	1,273,583

Switzerland 5.1%
Galenica AG	11,187	1,205,641
Novartis AG	160,712	19,889,983
Roche Holding AG	35,909	11,631,650
		32,727,274

United Kingdom 4.1%
AstraZeneca PLC	110,405	18,211,142
GSK PLC	345,985	8,100,699
		26,311,841

United States 78.6%
Abbott Laboratories	96,067	11,875,803
AbbVie, Inc.	184,034	40,126,773
ADMA Biologics, Inc. *	70,905	1,097,609
Alnylam Pharmaceuticals, Inc. *	6,108	2,785,492
Amgen, Inc.	71,152	21,233,891
ANI Pharmaceuticals, Inc. *	65,056	5,894,074
Axsome Therapeutics, Inc. *	5,502	742,715
Becton Dickinson & Co.	33,373	5,964,089
Biogen, Inc. *	23,973	3,698,315
Bio-Techne Corp.	35,888	2,245,512
Boston Scientific Corp. *	240,914	24,264,858
BrightSpring Health Services, Inc. *	78,481	2,593,797
Bristol-Myers Squibb Co.	70,915	3,267,054
Cardinal Health, Inc.	44,228	8,437,376
Catalyst Pharmaceuticals, Inc. *	118,347	2,517,241
Cencora, Inc.	22,944	7,750,713
Cigna Group	38,516	9,413,696
CVS Health Corp.	29,319	2,291,280
Danaher Corp.	19,100	4,113,758
Elevance Health, Inc.	5,168	1,639,290
Eli Lilly & Co.	81,838	70,614,737
Encompass Health Corp.	40,593	4,621,513
Envista Holdings Corp. *	67,600	1,375,660
Exelixis, Inc. *	158,852	6,142,807
GE HealthCare Technologies, Inc.	56,155	4,208,817
Gilead Sciences, Inc.	161,184	19,308,231
Halozyme Therapeutics, Inc. *	4,183	272,690
HCA Healthcare, Inc.	6,463	2,970,912
HealthEquity, Inc. *	48,095	4,548,825
Incyte Corp. *	29,705	2,776,823
Innoviva, Inc. *	46,504	846,373
Intuitive Surgical, Inc. *	7,152	3,821,171
IQVIA Holdings, Inc. *	47,285	10,235,311
Johnson & Johnson	196,037	37,025,508
McKesson Corp.	14,760	11,975,378
Medpace Holdings, Inc. *	2,167	1,267,500
Merck & Co., Inc.	231,951	19,943,147
Mettler-Toledo International, Inc. *	6,884	9,749,740
Mirum Pharmaceuticals, Inc. *	8,191	595,076
Natera, Inc. *	11,800	2,347,374
Pfizer, Inc.	372,864	9,191,098
Prestige Consumer Healthcare, Inc. *	77,273	4,682,744
Regeneron Pharmaceuticals, Inc.	2,131	1,388,986
ResMed, Inc.	11,713	2,891,705
STERIS PLC	27,020	6,368,614
Stryker Corp.	62,185	22,152,784
Thermo Fisher Scientific, Inc.	46,409	26,332,002
United Therapeutics Corp. *	11,322	5,043,158
UnitedHealth Group, Inc.	86,073	29,399,094
See financial notes
30
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Health Care Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Veracyte, Inc. *	94,965	3,426,337
Vertex Pharmaceuticals, Inc. *	15,396	6,552,076
Waters Corp. *	12,906	4,511,938
Zoetis, Inc.	30,349	4,372,987
		502,914,452
Total Common Stocks (Cost $405,965,740)		638,364,159
Total Investments in Securities (Cost $405,965,740)		638,364,159

*	Non-income producing security.

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Pharmaceuticals	39.4%
Biotechnology	19.8%
Health Care Equipment	16.2%
Life Sciences Tools & Services	9.1%
Managed Health Care	5.6%
Health Care Distributors	4.7%
Health Care Services	2.2%
Health Care Supplies	1.4%
Health Care Facilities	1.4%
Total	99.8%

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$522,916,397	$—	$—	$522,916,397
Australia	—	409,042	—	409,042
Belgium	—	4,158,757	—	4,158,757
China	250,625	4,166,485	—	4,417,110
Denmark	—	12,995,556	—	12,995,556
France	—	5,629,344	—	5,629,344
Germany	—	486,440	—	486,440
Hong Kong	—	1,366,472	—	1,366,472
Italy	—	2,133,557	—	2,133,557
Japan	—	21,078,411	—	21,078,411
Republic of Korea	—	2,460,375	—	2,460,375
Sweden	—	1,273,583	—	1,273,583
Switzerland	—	32,727,274	—	32,727,274
United Kingdom	—	26,311,841	—	26,311,841
Total	$523,167,022	$115,197,137	$—	$638,364,159

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
31

Schwab Health Care Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $405,965,740)		$638,364,159
Cash		360,564
Foreign currency, at value (cost $23,085)		23,065
Receivables:
Foreign tax reclaims		1,480,535
Dividends		632,671
Fund shares sold		26,046
Prepaid expenses	+	12,236
Total assets		640,899,276

Liabilities
Payables:
Fund shares redeemed		555,402
Investment adviser and administrator fees		313,743
Shareholder service fees		137,183
Independent trustees’ fees		34
Accrued expenses	+	71,589
Total liabilities		1,077,951
Net assets		$639,821,325

Net Assets by Source
Capital received from investors		$373,764,240
Total distributable earnings	+	266,057,085
Net assets		$639,821,325

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$639,821,325		25,547,215		$25.04

See financial notes
32
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Health Care Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $336,486)		$11,516,712
Other Interest		10,648
Securities on loan, net	+	639
Total investment income		11,527,999

Expenses
Investment adviser and administrator fees		3,649,317
Shareholder service fees		1,598,701
Portfolio accounting fees		58,738
Professional fees		33,544
Registration fees		32,995
Shareholder reports		19,343
Custodian fees		7,385
Independent trustees’ fees		7,204
Transfer agent fees		3,352
Other expenses	+	29,300
Total expenses	–	5,439,879
Net investment income		6,088,120

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		29,086,504
Net realized losses on foreign currency transactions	+	(120,397)
Net realized gains		28,966,107
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(40,496,978)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	126,217
Net change in unrealized appreciation (depreciation)		(40,370,761)
Net realized and unrealized losses		(11,404,654)
Decrease in net assets resulting from operations		($5,316,534 )
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
33

Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$6,088,120	$5,016,695
Net realized gains		28,966,107	57,872,039
Net change in unrealized appreciation (depreciation)	+	(40,370,761)	64,245,495
Increase (decrease) in net assets resulting from operations		($5,316,534 )	$127,134,229

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($62,431,161 )	($27,546,281 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,379,892	$33,655,131	1,798,834	$49,025,672
Shares reinvested		2,227,054	52,870,270	936,699	23,623,551
Shares redeemed	+	(7,046,735)	(170,495,729)	(4,236,872)	(113,983,157)
Net transactions in fund shares		(3,439,789)	($83,970,328 )	(1,501,339)	($41,333,934 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,987,004	$791,539,348	30,488,343	$733,285,334
Total increase (decrease)	+	(3,439,789)	(151,718,023)	(1,501,339)	58,254,014
End of period		25,547,215	$639,821,325	28,987,004	$791,539,348
See financial notes
34
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$12.08	$9.84	$8.71	$11.55	$9.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.26	0.27	0.34	0.21
Net realized and unrealized gains (losses)	3.06	2.27	1.18	(2.86)	2.34
Total from investment operations	3.39	2.53	1.45	(2.52)	2.55
Less distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.32)	(0.32)	(0.11)
Net asset value at end of period	$15.17	$12.08	$9.84	$8.71	$11.55
Total return	28.77%	26.12%	16.74%	(22.40%)	28.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.86%	0.86%	0.86%	0.86%[2]	0.86%
Total expenses	0.87%	0.87%	0.87%	0.89%[2]	0.86%
Net investment income (loss)	2.50%	2.20%	2.65%	3.40%	1.93%
Portfolio turnover rate	76%	64%	62%	94%	103%
Net assets, end of period (x 1,000,000)	$831	$611	$511	$507	$693

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
35

Schwab International Core Equity Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 4.4%
ANZ Group Holdings Ltd.	24,622	589,739
Aristocrat Leisure Ltd.	239,145	9,894,655
BHP Group Ltd.	167,183	4,766,086
Fortescue Ltd.	227,600	3,165,285
JB Hi-Fi Ltd.	41,158	2,815,468
Northern Star Resources Ltd.	266,644	4,299,590
QBE Insurance Group Ltd.	327,147	4,244,593
Suncorp Group Ltd.	125,879	1,615,896
Telstra Group Ltd.	1,632,195	5,214,594
		36,605,906

Belgium 0.5%
Anheuser-Busch InBev SA	65,332	3,983,762

Brazil 0.5%
BB Seguridade Participacoes SA	663,800	4,053,166

Canada 1.9%
Constellation Software, Inc.	300	789,508
Hudbay Minerals, Inc.	340,677	5,460,354
Suncor Energy, Inc.	37,800	1,505,208
Toronto-Dominion Bank	102,000	8,374,974
		16,130,044

China 3.2%
Aluminum Corp. of China Ltd., H Shares	4,074,000	5,180,165
China Hongqiao Group Ltd.	293,500	1,114,359
China Life Insurance Co. Ltd., H Shares	983,000	3,099,881
NetEase, Inc.	136,300	3,824,676
New China Life Insurance Co. Ltd., H Shares	181,200	1,145,113
PetroChina Co. Ltd., H Shares	5,998,000	6,200,242
Sino Biopharmaceutical Ltd.	2,260,000	2,058,706
Tencent Holdings Ltd.	52,000	4,223,840
		26,846,982

Denmark 1.8%
Genmab AS *	5,172	1,475,198
Novo Nordisk AS, Class B	100,640	4,954,676
Pandora AS	33,446	4,475,365
Rockwool AS, B Shares	119,920	4,109,140
		15,014,379

Finland 1.8%
Konecranes OYJ	19,984	1,972,573
Nordea Bank Abp	353,215	6,035,616
Wartsila OYJ Abp	216,880	7,095,684
		15,103,873

France 8.8%
AXA SA	22,475	975,154
BNP Paribas SA	169,753	13,148,720
Capgemini SE	16,942	2,606,449
Christian Dior SE	3,013	1,972,512
Cie Generale des Etablissements Michelin SCA	69,428	2,217,906
SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Agricole SA	612,550	11,057,366
Eiffage SA	11,616	1,429,346
Engie SA	91,651	2,145,820
Ipsen SA	67,349	9,464,636
LVMH Moet Hennessy Louis Vuitton SE	10,058	7,109,222
Safran SA	24,800	8,811,894
Sanofi SA	82,841	8,380,426
Societe Generale SA	60,184	3,816,906
		73,136,357

Germany 7.9%
Allianz SE	21,277	8,549,984
Continental AG	154,834	11,831,156
Deutsche Telekom AG	399,848	12,385,360
Fresenius Medical Care AG	26,210	1,407,143
Heidelberg Materials AG	42,496	9,969,710
Henkel AG & Co. KGaA	9,744	727,619
IONOS Group SE *	17,983	638,688
Mercedes-Benz Group AG	47,724	3,096,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,256	5,107,937
SAP SE	33,062	8,598,512
Siemens AG	11,887	3,368,742
		65,681,400

Greece 1.0%
Hellenic Telecommunications Organization SA	106,738	2,004,411
OPAP SA	189,185	3,914,250
Piraeus Financial Holdings SA *	307,458	2,401,312
		8,319,973

Hong Kong 0.6%
AIA Group Ltd.	176,400	1,716,501
Hong Kong Exchanges & Clearing Ltd.	24,600	1,340,771
WH Group Ltd.	1,677,000	1,613,134
		4,670,406

Indonesia 0.5%
Jardine Matheson Holdings Ltd.	63,600	3,734,247

Ireland 0.3%
Ryanair Holdings PLC	87,474	2,648,329

Italy 2.1%
Enel SpA	754,675	7,634,109
Poste Italiane SpA	42,461	1,023,730
UniCredit SpA	113,094	8,374,230
		17,032,069

Japan 19.6%
Asics Corp.	253,700	6,460,259
Central Japan Railway Co.	299,000	7,320,032
Daiwa House Industry Co. Ltd.	170,000	5,767,768
Daiwa Securities Group, Inc.	253,000	1,947,076
Fast Retailing Co. Ltd.	2,900	1,064,647
Hitachi Ltd.	283,000	9,666,991
Honda Motor Co. Ltd.	236,000	2,385,309
Hoya Corp.	30,503	4,954,664
Hulic Co. Ltd.	220,800	2,281,164
See financial notes
36
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Inpex Corp.	477,372	8,808,526
Japan Airlines Co. Ltd.	412,800	7,436,755
Japan Post Holdings Co. Ltd.	222,900	2,088,807
Japan Post Insurance Co. Ltd.	58,200	1,505,187
Japan Tobacco, Inc.	293,400	10,219,968
KDDI Corp.	117,700	1,876,179
MatsukiyoCocokara & Co.	192,400	3,486,321
Mitsubishi Corp.	134,900	3,239,306
Mitsubishi Heavy Industries Ltd.	92,000	2,777,450
Mitsubishi UFJ Financial Group, Inc.	208,400	3,147,938
Nomura Holdings, Inc.	370,800	2,646,065
Open House Group Co. Ltd.	21,400	1,029,831
Oracle Corp. Japan	7,500	691,424
ORIX Corp.	356,800	8,728,053
Otsuka Holdings Co. Ltd.	138,300	7,526,838
Recruit Holdings Co. Ltd.	168,200	8,340,690
Sanrio Co. Ltd.	62,900	2,910,909
SCREEN Holdings Co. Ltd.	28,000	2,654,335
Seibu Holdings, Inc.	40,200	1,412,951
Shionogi & Co. Ltd.	171,500	2,876,500
SoftBank Corp.	2,705,600	3,844,652
Sony Group Corp.	712,000	19,828,901
Sumitomo Mitsui Financial Group, Inc.	195,500	5,292,926
Tokio Marine Holdings, Inc.	171,500	6,395,778
Tokyo Electron Ltd.	4,900	1,080,304
ZOZO, Inc.	139,400	1,205,044
		162,899,548

Luxembourg 0.3%
Spotify Technology SA *	3,500	2,293,620

Netherlands 5.0%
ABN AMRO Bank NV, GDR	296,764	8,866,911
ASML Holding NV	16,979	17,952,056
Koninklijke Ahold Delhaize NV	185,901	7,609,040
Wolters Kluwer NV	59,360	7,276,677
		41,704,684

Norway 1.1%
DNB Bank ASA	151,346	3,863,171
Kongsberg Gruppen ASA	196,116	4,999,639
		8,862,810

Republic of Korea 2.2%
Samsung Electronics Co. Ltd.	101,477	7,638,801
SK Hynix, Inc.	28,060	10,917,962
		18,556,763

Singapore 0.8%
DBS Group Holdings Ltd.	32,000	1,324,880
Yangzijiang Shipbuilding Holdings Ltd.	1,935,800	5,228,124
		6,553,004

South Africa 0.5%
Harmony Gold Mining Co. Ltd.	237,242	3,947,367

Spain 4.7%
Aena SME SA	432,582	11,749,432
Banco Bilbao Vizcaya Argentaria SA	382,141	7,698,640
Banco Santander SA	1,078,329	10,988,373
SECURITY	NUMBER OF SHARES	VALUE ($)
International Consolidated Airlines Group SA	1,604,175	8,819,101
		39,255,546

Sweden 2.3%
Atlas Copco AB, A Shares	423,670	7,099,037
Telefonaktiebolaget LM Ericsson, B Shares	858,268	8,707,868
Volvo AB, B Shares	124,682	3,415,669
		19,222,574

Switzerland 10.3%
ABB Ltd.	183,387	13,634,368
Amrize Ltd. *	38,664	2,000,704
Geberit AG	908	663,770
Holcim AG *	125,065	11,118,429
Logitech International SA	78,964	9,492,934
Nestle SA	114,343	10,925,295
Novartis AG	152,840	18,915,732
Roche Holding AG	50,387	16,321,366
Schindler Holding AG, Participation Certificates	7,141	2,543,625
		85,616,223

Taiwan 1.7%
MediaTek, Inc.	67,000	2,841,431
Taiwan Semiconductor Manufacturing Co. Ltd.	238,000	11,509,601
		14,351,032

United Kingdom 15.5%
AstraZeneca PLC	86,621	14,288,007
BAE Systems PLC	69,024	1,700,301
Barclays PLC	578,066	3,100,526
British American Tobacco PLC	78,675	4,029,379
Fresnillo PLC	157,185	4,596,585
Games Workshop Group PLC	44,267	9,269,872
GSK PLC	416,253	9,745,914
Howden Joinery Group PLC	82,152	933,071
HSBC Holdings PLC	1,266,263	17,726,975
IMI PLC	127,553	4,010,135
Imperial Brands PLC	279,572	11,108,594
NatWest Group PLC	902,369	6,946,899
Rightmove PLC	929,235	8,159,104
Rolls-Royce Holdings PLC	994,026	15,296,862
Shell PLC	412,231	15,454,296
Unilever PLC	40,339	2,420,514
		128,787,034
Total Common Stocks (Cost $629,645,267)		825,011,098
Total Investments in Securities (Cost $629,645,267)		825,011,098

*	Non-income producing security.

GDR —	Global Depositary Receipt

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
37

Schwab International Core Equity Fund
Portfolio Holdings  as of October 31, 2025 (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS
Financials	21.5%
Industrials	19.3%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	10.4%
Consumer Staples	6.8%
Materials	6.7%
Communication Services	5.3%
Energy	3.8%
Utilities	1.2%
Real Estate	1.0%
Total	99.3%

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$589,610,063	$—	$589,610,063
Brazil	4,053,166	—	—	4,053,166
Canada	16,130,044	—	—	16,130,044
Greece	3,914,250	4,405,723	—	8,319,973
Japan	3,486,321	159,413,227	—	162,899,548
Luxembourg	2,293,620	—	—	2,293,620
Netherlands	7,609,040	34,095,644	—	41,704,684
Total	$37,486,441	$787,524,657	$—	$825,011,098

[1]	As categorized in the Portfolio Holdings.
See financial notes
38
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $629,645,267)		$825,011,098
Foreign currency, at value (cost $8,249,225)		8,240,114
Receivables:
Investments sold		7,228,410
Foreign tax reclaims		1,677,238
Dividends		1,425,046
Fund shares sold		648,947
Prepaid expenses	+	23,214
Total assets		844,254,067

Liabilities
Payables:
Investments bought		10,470,745
Due to custodian		1,827,893
Investment adviser and administrator fees		441,340
Shareholder service fees		174,297
Fund shares redeemed		99,998
Independent trustees’ fees		37
Accrued expenses	+	125,372
Total liabilities		13,139,682
Net assets		$831,114,385

Net Assets by Source
Capital received from investors		$595,723,558
Total distributable earnings	+	235,390,827
Net assets		$831,114,385

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$831,114,385		54,785,802		$15.17

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
39

Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,856,727)		$23,552,986
Securities on loan, net	+	36,673
Total investment income		23,589,659

Expenses
Investment adviser and administrator fees		4,089,181
Shareholder service fees		1,730,224
Portfolio accounting fees		71,284
Custodian fees		58,349
Professional fees		44,881 [1]
Registration fees		32,533
Shareholder reports		16,382
Transfer agent fees		9,623
Independent trustees’ fees		7,190
Other expenses	+	24,788
Total expenses		6,084,435
Expense reduction	–	10,988 [1]
Net expenses	–	6,073,447
Net investment income		17,516,212

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		82,959,611
Net realized gains on foreign currency transactions	+	146,591
Net realized gains		83,106,202
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		78,596,920
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	132,607
Net change in unrealized appreciation (depreciation)		78,729,527
Net realized and unrealized gains		161,835,729
Increase in net assets resulting from operations		$179,351,941

[1]
Includes professional fees of $3,465 associated with the filing of foreign withholding tax claims in the European Union. Fees are deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 3 for additional information).

See financial notes
40
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$17,516,212	$13,084,452
Net realized gains		83,106,202	48,548,012
Net change in unrealized appreciation (depreciation)	+	78,729,527	69,198,213
Increase in net assets resulting from operations		$179,351,941	$130,830,677

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($15,343,968 )	($14,962,629 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,698,961	$144,524,302	3,780,391	$44,409,332
Shares reinvested		1,151,053	13,651,480	1,254,919	13,302,138
Shares redeemed	+	(7,643,978)	(102,145,916)	(6,395,731)	(73,647,131)
Net transactions in fund shares		4,206,036	$56,029,866	(1,360,421)	($15,935,661 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,579,766	$611,076,546	51,940,187	$511,144,159
Total increase (decrease)	+	4,206,036	220,037,839	(1,360,421)	99,932,387
End of period		54,785,802	$831,114,385	50,579,766	$611,076,546
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
41

Schwab Active Equity Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Core Equity Fund	Schwab Target 2045 Fund
Schwab Dividend Equity Fund	Schwab Target 2050 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2055 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2060 Fund
Schwab Health Care Fund	Schwab Target 2065 Fund
Schwab International Core Equity Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental International Equity Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Small Equity Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Income Payout
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Core Equity Fund seeks long-term capital growth.

The Schwab Dividend Equity Fund seeks current income and capital appreciation.

The Schwab Large-Cap Growth Fund seeks long-term capital growth.

The Schwab Small-Cap Equity Fund seeks long-term capital growth.

The Schwab Health Care Fund seeks long-term capital growth.

The Schwab International Core Equity Fund seeks long-term capital growth.
42
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including
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43

Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
44
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Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Cash Investments: The funds, except for Schwab Core Equity Fund and Schwab International Core Equity Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2025, Schwab Core Equity Fund and Schwab Small-Cap Equity Fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are
Schwab Active Equity Funds | Annual Holdings and Financial Statements
45

Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Core Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Core Equity Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2025, the Schwab International Core Equity Fund did not incur any compliance fees.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab Dividend Equity Fund which typically makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Flat rate	0.47%	0.62%	0.72%	0.81%	0.58%
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB HEALTH CARE FUND
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended October 31, 2025, the aggregate net advisory fee paid to the investment adviser by the Schwab Health Care Fund was 0.54% (annualized), as a percentage of the fund’s average daily net assets.
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47

Schwab Active Equity Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds. The expense limitation is as follows:
SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB HEALTH CARE FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
0.75%	0.89%	0.99%	1.12%	0.82%	0.86%
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of October 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB CORE EQUITY FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Schwab Balanced Fund	12.7%	10.0%	— %
Schwab Target 2010 Fund	0.0%*	0.1%	0.2%
Schwab Target 2015 Fund	0.1%	0.1%	0.2%
Schwab Target 2020 Fund	0.4%	0.9%	1.4%
Schwab Target 2025 Fund	0.5%	1.1%	2.2%
Schwab Target 2030 Fund	2.1%	4.5%	7.7%
Schwab Target 2035 Fund	1.6%	3.4%	6.1%
Schwab Target 2040 Fund	3.4%	8.4%	13.3%
Schwab Target 2045 Fund	1.0%	2.5%	4.1%
Schwab Target 2050 Fund	1.1%	2.8%	4.5%
Schwab Target 2055 Fund	0.8%	2.3%	3.3%
Schwab Target 2060 Fund	0.4%	1.0%	1.5%
Schwab Target 2065 Fund	0.1%	0.4%	0.5%

*	Less than 0.05%
48
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Core Equity Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended October 31, 2025, the professional fees incurred by the Schwab International Core Equity Fund and paid by the investment adviser were $3,465, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended October 31, 2025, the Schwab International Core Equity Fund recovered previously withheld foreign taxes from Finland. The payment received by the fund amounted to $350,673 which includes $15,682 of interest income and is recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $23,975, which was reimbursed to the investment adviser by the fund and is also recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations.
As of October 31, 2025, the Schwab International Core Equity Fund had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Core Equity Fund	$—	$413,680	($193,127 )
Schwab Dividend Equity Fund	—	4,518	1,502
Schwab Large-Cap Growth Fund	—	—	—
Schwab Small-Cap Equity Fund	—	—	—
Schwab Health Care Fund	—	—	—
Schwab International Core Equity Fund	—	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.
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49

Schwab Active Equity Funds
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of October 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Small-Cap Equity Fund
Futures Contracts[1]	$885,156	$885,156

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Large-Cap Growth Fund
Futures Contracts[1]	($704,396 )	($704,396 )
Schwab Small-Cap Equity Fund
Futures Contracts[1]	4,017,528	4,017,528

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Large-Cap Growth Fund
Futures Contracts[1]	($47,813 )	($47,813 )
Schwab Small-Cap Equity Fund
Futures Contracts[1]	859,200	859,200

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
50
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

6. Derivatives (continued):
During the period ended October 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Core Equity Fund	$—	—
Schwab Dividend Equity Fund	—	—
Schwab Large-Cap Growth Fund	2,723,808	9
Schwab Small-Cap Equity Fund	24,056,708	214
Schwab Health Care Fund	—	—
Schwab International Core Equity Fund	—	—

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Core Equity Fund	$287,623,913	$423,513,907
Schwab Dividend Equity Fund	44,531,919	62,026,900
Schwab Large-Cap Growth Fund	128,584,523	110,127,250
Schwab Small-Cap Equity Fund	631,041,205	670,115,699
Schwab Health Care Fund	282,390,912	421,627,449
Schwab International Core Equity Fund	590,897,142	527,676,411

8. Federal Income Taxes:
As of October 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Equity Fund	$776,438,499	$813,327,608	($34,925,645 )	$778,401,963
Schwab Dividend Equity Fund	372,503,528	217,167,050	(12,251,990)	204,915,060
Schwab Large-Cap Growth Fund	238,053,998	376,740,396	(1,490,756)	375,249,640
Schwab Small-Cap Equity Fund	523,856,783	126,581,514	(29,443,223)	97,138,291
Schwab Health Care Fund	407,495,695	239,076,180	(8,207,716)	230,868,464
Schwab International Core Equity Fund	633,443,416	202,032,740	(10,465,058)	191,567,682
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
51

Schwab Active Equity Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Core Equity Fund	$4,185,949	$88,646,681	$778,401,963	$—	$—	$871,234,593
Schwab Dividend Equity Fund	877,598	10,405,603	204,915,060	30,935	—	216,229,196
Schwab Large-Cap Growth Fund	—	6,876,314	375,249,640	—	(1,733,198)	380,392,756
Schwab Small-Cap Equity Fund	867,599	50,876,545	97,138,291	—	—	148,882,435
Schwab Health Care Fund	6,036,495	29,001,325	230,868,464	150,801	—	266,057,085
Schwab International Core Equity Fund	20,446,756	23,274,737	191,567,682	101,652	—	235,390,827
As of October 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2025, the Schwab Large-Cap Growth Fund had late-year ordinary losses deferred of $1,733,198.
For the fiscal year ended October 31, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab Core Equity Fund	$—
Schwab Dividend Equity Fund	—
Schwab Large-Cap Growth Fund	—
Schwab Small-Cap Equity Fund	—
Schwab Health Care Fund	—
Schwab International Core Equity Fund	57,692,555
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Core Equity Fund	$14,423,421	$101,266,284	$13,254,300	$23,811,728
Schwab Dividend Equity Fund	9,694,895	3,811,691	10,178,461	617,825
Schwab Large-Cap Growth Fund	—	562,663	115,375	—
Schwab Small-Cap Equity Fund	13,188,138	63,985,427	2,107,396	—
Schwab Health Care Fund	5,048,204	57,382,957	6,726,032	20,820,249
Schwab International Core Equity Fund	15,343,968	—	14,962,629	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.
52
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

 9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
53

Schwab Active Equity Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Health Care Fund, and Schwab International Core Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Health Care Fund, and Schwab International Core Equity Fund (the “Funds”), six of the Funds constituting Schwab Capital Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
54
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
55

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
56
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Active Equity Funds | Annual Holdings and Financial Statements
57

Schwab Active Equity Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Health Care Fund and Schwab International Core Equity Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
58
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the
Schwab Active Equity Funds | Annual Holdings and Financial Statements
59

Schwab Active Equity Funds
Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
60
Schwab Active Equity Funds | Annual Holdings and Financial Statements

MFR26298-22
00319730

Annual Holdings and Financial Statements | October 31, 2025
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.73	$10.84	$10.00	$11.87	$8.46
Income (loss) from investment operations:
Net investment income (loss)[2]	0.19	0.19	0.18	0.16	0.15
Net realized and unrealized gains (losses)	2.94	3.88	0.82	(1.88)	3.43
Total from investment operations	3.13	4.07	1.00	(1.72)	3.58
Less distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.16)	(0.14)	(0.17)
Distributions from net realized gains	—	—	—	(0.01)	—
Total distributions	(0.18)	(0.18)	(0.16)	(0.15)	(0.17)
Net asset value at end of period	$17.68	$14.73	$10.84	$10.00	$11.87
Total return	21.43%	37.95%	10.11%	(14.63%)	42.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%[3]	0.02%[3]	0.02%
Net investment income (loss)	1.25%	1.41%	1.63%	1.49%	1.42%
Portfolio turnover rate	3%	2%	2%[4]	2%	3%
Net assets, end of period (x 1,000,000)	$130,454	$104,140	$70,062	$61,068	$67,401

[1]	Per-Share Data has been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv PLC *	487,079	39,502,107
Ford Motor Co.	8,716,521	114,447,921
General Motors Co.	2,127,470	146,986,902
Tesla, Inc. *	6,257,384	2,856,871,239
		3,157,808,169

Banks 3.5%
Bank of America Corp.	15,195,340	812,190,923
Citigroup, Inc.	4,104,999	415,549,049
Citizens Financial Group, Inc.	958,025	48,734,732
Fifth Third Bancorp	1,480,537	61,619,950
Huntington Bancshares, Inc.	3,517,268	54,306,618
JPMorgan Chase & Co.	6,131,648	1,907,678,326
KeyCorp	2,081,395	36,611,738
M&T Bank Corp.	349,183	64,204,278
PNC Financial Services Group, Inc.	877,014	160,098,905
Regions Financial Corp.	1,993,735	48,248,387
Truist Financial Corp.	2,867,998	127,998,751
U.S. Bancorp	3,465,787	161,782,937
Wells Fargo & Co.	7,143,320	621,254,540
		4,520,279,134

Capital Goods 5.9%
3M Co.	1,187,433	197,707,594
A.O. Smith Corp.	255,747	16,876,745
Allegion PLC	192,840	31,967,087
AMETEK, Inc.	513,563	103,796,218
Axon Enterprise, Inc. *	174,714	127,930,832
Boeing Co. *	1,686,149	338,949,672
Builders FirstSource, Inc. *	245,960	28,573,173
Carrier Global Corp.	1,786,997	106,308,452
Caterpillar, Inc.	1,044,656	603,038,123
Cummins, Inc.	306,632	134,206,694
Deere & Co.	561,640	259,269,873
Dover Corp.	307,190	55,742,697
Eaton Corp. PLC	868,096	331,230,710
EMCOR Group, Inc.	100,172	67,694,234
Emerson Electric Co.	1,253,986	175,018,826
Fastenal Co.	2,567,080	105,635,342
Fortive Corp.	749,159	37,712,664
GE Vernova, Inc.	607,029	355,196,949
Generac Holdings, Inc. *	131,648	22,119,497
General Dynamics Corp.	563,748	194,436,685
General Electric Co.	2,364,662	730,562,325
Honeywell International, Inc.	1,415,750	285,032,947
Howmet Aerospace, Inc.	898,642	185,075,320
Hubbell, Inc., Class B	118,857	55,862,790
Huntington Ingalls Industries, Inc.	87,528	28,185,767
IDEX Corp.	167,035	28,639,821
Illinois Tool Works, Inc.	590,905	144,133,548
Ingersoll Rand, Inc.	809,080	61,757,076
Johnson Controls International PLC	1,458,432	166,830,036
L3Harris Technologies, Inc.	416,193	120,321,396
Lennox International, Inc.	71,469	36,091,845
Lockheed Martin Corp.	458,129	225,344,493
Masco Corp.	468,169	30,318,624
Nordson Corp.	120,513	27,952,990
Northrop Grumman Corp.	300,099	175,092,762
Otis Worldwide Corp.	877,894	81,433,447
PACCAR, Inc.	1,172,426	115,366,718
Parker-Hannifin Corp.	284,931	220,203,225
SECURITY	NUMBER OF SHARES	VALUE ($)
Pentair PLC	363,073	38,612,814
Quanta Services, Inc.	331,709	148,980,463
Rockwell Automation, Inc.	251,135	92,508,089
RTX Corp.	2,984,801	532,786,978
Snap-on, Inc.	115,729	38,832,866
Stanley Black & Decker, Inc.	348,014	23,567,508
Textron, Inc.	394,202	31,855,464
Trane Technologies PLC	496,184	222,612,952
TransDigm Group, Inc.	125,639	164,399,888
United Rentals, Inc.	143,274	124,817,443
Westinghouse Air Brake Technologies Corp.	382,188	78,134,515
WW Grainger, Inc.	98,068	96,008,572
Xylem, Inc.	543,276	81,953,185
		7,686,687,934

Commercial & Professional Services 0.9%
Automatic Data Processing, Inc.	903,201	235,103,220
Broadridge Financial Solutions, Inc.	260,259	57,361,084
Cintas Corp.	762,809	139,800,006
Copart, Inc. *	1,979,195	85,125,177
Dayforce, Inc. *	354,958	24,399,813
Equifax, Inc.	276,598	58,389,838
Jacobs Solutions, Inc.	266,499	41,523,209
Leidos Holdings, Inc.	286,398	54,550,227
Paychex, Inc.	721,131	84,393,961
Paycom Software, Inc.	111,993	20,952,770
Republic Services, Inc., Class A	452,137	94,153,009
Rollins, Inc.	632,351	36,429,741
Veralto Corp.	553,615	54,630,728
Verisk Analytics, Inc., Class A	311,482	68,139,802
Waste Management, Inc.	826,036	165,017,212
		1,219,969,797

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	21,641,235	5,285,222,412
AutoZone, Inc. *	37,249	136,868,843
Best Buy Co., Inc.	439,137	36,070,713
eBay, Inc.	1,022,284	83,121,912
Genuine Parts Co.	311,511	39,658,466
Home Depot, Inc.	2,218,580	842,150,782
LKQ Corp.	568,168	18,158,649
Lowe's Cos., Inc.	1,249,715	297,594,633
O'Reilly Automotive, Inc. *	1,891,182	178,603,228
Pool Corp.	73,285	19,571,492
Ross Stores, Inc.	731,288	116,216,289
TJX Cos., Inc.	2,487,701	348,626,418
Tractor Supply Co.	1,176,356	63,652,623
Ulta Beauty, Inc. *	100,487	52,241,182
Williams-Sonoma, Inc.	275,244	53,490,919
		7,571,248,561

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	331,575	27,023,362
DR Horton, Inc.	616,520	91,910,802
Garmin Ltd.	365,962	78,293,910
Hasbro, Inc.	298,736	22,796,544
Lennar Corp., Class A	508,959	62,993,855
Lululemon Athletica, Inc. *	242,988	41,439,174
Mohawk Industries, Inc. *	116,800	13,273,152
NIKE, Inc., Class B	2,647,641	171,011,132
NVR, Inc. *	6,419	46,286,254
PulteGroup, Inc.	441,246	52,892,158
Ralph Lauren Corp., Class A	86,302	27,587,297
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	464,140	50,971,855
		686,479,495

Consumer Services 1.8%
Airbnb, Inc., Class A *	954,942	120,838,361
Booking Holdings, Inc.	72,271	366,973,347
Carnival Corp. *	2,427,730	69,991,456
Chipotle Mexican Grill, Inc., Class A *	2,983,959	94,561,661
Darden Restaurants, Inc.	261,772	47,158,226
Domino's Pizza, Inc.	69,852	27,833,228
DoorDash, Inc., Class A *	825,443	209,967,936
Expedia Group, Inc.	264,315	58,149,300
Hilton Worldwide Holdings, Inc.	523,726	134,576,633
Las Vegas Sands Corp.	690,880	41,003,728
Marriott International, Inc., Class A	501,501	130,681,131
McDonald's Corp.	1,591,258	474,879,125
MGM Resorts International *	460,875	14,761,826
Norwegian Cruise Line Holdings Ltd. *	996,379	22,338,817
Royal Caribbean Cruises Ltd.	563,034	161,495,042
Starbucks Corp.	2,534,695	204,980,785
Wynn Resorts Ltd.	188,851	22,471,380
Yum! Brands, Inc.	618,080	85,424,837
		2,288,086,819

Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	988,905	901,337,462
Dollar General Corp.	493,645	48,703,016
Dollar Tree, Inc. *	434,187	43,036,615
Kroger Co.	1,360,649	86,578,096
Sysco Corp.	1,067,213	79,272,582
Target Corp.	1,011,339	93,771,352
Walmart, Inc.	9,787,498	990,299,048
		2,242,998,171

Energy 2.8%
APA Corp.	800,254	18,125,753
Baker Hughes Co., Class A	2,203,278	106,660,688
Chevron Corp.	4,291,535	676,860,900
ConocoPhillips	2,783,581	247,349,008
Coterra Energy, Inc.	1,696,679	40,143,425
Devon Energy Corp.	1,420,042	46,137,165
Diamondback Energy, Inc.	421,141	60,303,180
EOG Resources, Inc.	1,217,718	128,883,273
EQT Corp.	1,393,961	74,688,430
Expand Energy Corp.	531,487	54,907,922
Exxon Mobil Corp.	9,506,570	1,087,171,345
Halliburton Co.	1,897,343	50,924,686
Kinder Morgan, Inc.	4,364,682	114,311,022
Marathon Petroleum Corp.	679,517	132,444,658
Occidental Petroleum Corp.	1,607,182	66,215,898
ONEOK, Inc.	1,399,975	93,798,325
Phillips 66	902,993	122,933,467
SLB Ltd.	3,330,892	120,111,966
Targa Resources Corp.	481,387	74,152,854
Texas Pacific Land Corp.	43,166	40,721,941
Valero Energy Corp.	694,234	117,714,317
Williams Cos., Inc.	2,721,383	157,486,434
		3,632,046,657

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	348,571	20,293,804
American Tower Corp.	1,044,076	186,868,722
AvalonBay Communities, Inc.	318,752	55,437,348
BXP, Inc.	330,122	23,501,385
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden Property Trust	240,143	23,889,426
Crown Castle, Inc.	968,641	87,390,791
Digital Realty Trust, Inc.	716,758	122,142,731
Equinix, Inc.	218,136	184,545,237
Equity Residential	774,074	46,010,959
Essex Property Trust, Inc.	142,715	35,931,356
Extra Space Storage, Inc.	474,741	63,396,913
Federal Realty Investment Trust	173,095	16,650,008
Healthpeak Properties, Inc.	1,540,670	27,655,026
Host Hotels & Resorts, Inc.	1,425,627	22,838,545
Invitation Homes, Inc.	1,256,634	35,374,247
Iron Mountain, Inc.	658,593	67,802,149
Kimco Realty Corp.	1,516,463	31,330,126
Mid-America Apartment Communities, Inc.	260,011	33,341,210
Prologis, Inc.	2,069,478	256,801,525
Public Storage	352,633	98,229,448
Realty Income Corp.	2,043,195	118,464,446
Regency Centers Corp.	360,605	24,863,715
SBA Communications Corp., Class A	238,070	45,585,644
Simon Property Group, Inc.	729,292	128,180,362
UDR, Inc.	673,475	22,689,373
Ventas, Inc.	1,015,674	74,946,584
VICI Properties, Inc., Class A	2,376,891	71,282,961
Welltower, Inc.	1,491,408	270,004,504
Weyerhaeuser Co.	1,598,304	36,760,992
		2,232,209,537

Financial Services 7.7%
American Express Co.	1,210,357	436,612,081
Ameriprise Financial, Inc.	210,587	95,347,476
Apollo Global Management, Inc.	1,023,803	127,268,951
Bank of New York Mellon Corp.	1,571,760	169,640,057
Berkshire Hathaway, Inc., Class B *	4,089,026	1,952,673,476
Blackrock, Inc.	321,134	347,727,107
Blackstone, Inc.	1,643,634	241,022,490
Block, Inc. *	1,229,276	93,351,219
Capital One Financial Corp.	1,426,014	313,708,820
Cboe Global Markets, Inc.	233,156	57,272,440
Charles Schwab Corp. (a)	3,785,146	357,772,000
CME Group, Inc.	803,601	213,348,029
Coinbase Global, Inc., Class A *	503,923	173,238,649
Corpay, Inc. *	157,432	40,987,421
FactSet Research Systems, Inc.	84,114	22,441,615
Fidelity National Information Services, Inc.	1,168,377	73,046,930
Fiserv, Inc. *	1,210,932	80,757,055
Franklin Resources, Inc.	678,833	15,348,414
Global Payments, Inc.	542,615	42,193,742
Goldman Sachs Group, Inc.	675,034	532,851,589
Interactive Brokers Group, Inc., Class A	995,729	70,059,492
Intercontinental Exchange, Inc.	1,276,440	186,730,408
Invesco Ltd.	1,004,598	23,808,973
Jack Henry & Associates, Inc.	162,879	24,259,198
KKR & Co., Inc.	1,529,101	180,938,521
Mastercard, Inc., Class A	1,840,756	1,016,078,904
Moody's Corp.	343,754	165,105,046
Morgan Stanley	2,705,336	443,675,104
MSCI, Inc., Class A	172,325	101,421,879
Nasdaq, Inc.	1,013,753	86,665,744
Northern Trust Corp.	427,710	55,033,446
PayPal Holdings, Inc. *	2,127,622	147,380,376
Raymond James Financial, Inc.	397,055	63,000,717
Robinhood Markets, Inc., Class A *	1,725,854	253,320,850
S&P Global, Inc.	696,841	339,507,904
State Street Corp.	633,915	73,318,609
Synchrony Financial	832,559	61,925,738
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	492,628	50,509,149
Visa, Inc., Class A	3,787,876	1,290,680,868
		10,020,030,487

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	3,745,971	211,197,845
Archer-Daniels-Midland Co.	1,072,031	64,890,037
Brown-Forman Corp., Class B	381,958	10,400,716
Bunge Global SA	313,140	29,623,044
Campbell's Co.	440,063	13,259,098
Coca-Cola Co.	8,637,032	595,091,505
Conagra Brands, Inc.	1,071,271	18,415,149
Constellation Brands, Inc., Class A	319,329	41,953,444
General Mills, Inc.	1,194,044	55,654,391
Hershey Co.	329,634	55,915,815
Hormel Foods Corp.	652,341	14,084,042
J.M. Smucker Co.	240,169	24,869,500
Kellanova	597,940	49,664,896
Keurig Dr. Pepper, Inc.	3,020,089	82,025,617
Kraft Heinz Co.	1,903,572	47,075,336
Lamb Weston Holdings, Inc.	311,678	19,239,883
McCormick & Co., Inc. - Non Voting Shares	564,928	36,245,781
Molson Coors Beverage Co., Class B	370,145	16,182,739
Mondelez International, Inc., Class A	2,883,624	165,693,035
Monster Beverage Corp. *	1,585,171	105,936,978
PepsiCo, Inc.	3,052,891	445,996,846
Philip Morris International, Inc.	3,471,022	500,972,605
Tyson Foods, Inc., Class A	635,956	32,694,498
		2,637,082,800

Health Care Equipment & Services 3.6%
Abbott Laboratories	3,881,031	479,773,052
Align Technology, Inc. *	151,803	20,930,598
Baxter International, Inc.	1,135,822	20,978,632
Becton Dickinson & Co.	639,147	114,221,960
Boston Scientific Corp. *	3,304,143	332,793,283
Cardinal Health, Inc.	531,790	101,449,578
Cencora, Inc.	431,613	145,803,188
Centene Corp. *	1,044,424	36,941,277
Cigna Group	595,220	145,477,720
Cooper Cos., Inc. *	445,037	31,112,537
CVS Health Corp.	2,831,670	221,295,011
DaVita, Inc. *	80,417	9,571,231
Dexcom, Inc. *	877,168	51,068,721
Edwards Lifesciences Corp. *	1,305,752	107,659,252
Elevance Health, Inc.	502,114	159,270,561
GE HealthCare Technologies, Inc.	1,020,996	76,523,650
HCA Healthcare, Inc.	365,208	167,878,813
Henry Schein, Inc. *	232,019	14,663,601
Hologic, Inc. *	496,225	36,675,990
Humana, Inc.	268,577	74,715,436
IDEXX Laboratories, Inc. *	178,926	112,635,706
Insulet Corp. *	156,779	49,073,395
Intuitive Surgical, Inc. *	799,364	427,084,198
Labcorp Holdings, Inc.	184,789	46,929,014
McKesson Corp.	277,363	225,035,696
Medtronic PLC	2,857,080	259,137,156
Molina Healthcare, Inc. *	120,600	18,459,036
Quest Diagnostics, Inc.	248,241	43,678,004
ResMed, Inc.	326,411	80,584,348
Solventum Corp. *	328,089	22,651,265
STERIS PLC	219,715	51,786,826
Stryker Corp.	767,252	273,325,852
UnitedHealth Group, Inc.	2,019,553	689,798,523
Universal Health Services, Inc., Class B	126,523	27,456,756
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	438,861	44,131,862
		4,720,571,728

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	544,928	47,784,736
Clorox Co.	271,194	30,498,477
Colgate-Palmolive Co.	1,798,919	138,606,709
Estee Lauder Cos., Inc., Class A	523,895	50,655,408
Kenvue, Inc.	4,262,014	61,245,141
Kimberly-Clark Corp.	740,035	88,589,590
Procter & Gamble Co.	5,223,229	785,416,945
		1,202,797,006

Insurance 1.7%
Aflac, Inc.	1,076,200	115,357,878
Allstate Corp.	588,743	112,756,059
American International Group, Inc.	1,236,845	97,661,281
Aon PLC, Class A	480,484	163,691,289
Arch Capital Group Ltd.	829,491	71,593,368
Arthur J Gallagher & Co.	571,176	142,502,700
Assurant, Inc.	111,775	23,665,003
Brown & Brown, Inc.	654,516	52,191,106
Chubb Ltd.	826,380	228,857,677
Cincinnati Financial Corp.	350,232	54,142,365
Erie Indemnity Co., Class A	57,588	16,852,552
Everest Group Ltd.	93,380	29,369,878
Globe Life, Inc.	181,047	23,809,491
Hartford Insurance Group, Inc.	628,447	78,040,549
Loews Corp.	380,482	37,880,788
Marsh & McLennan Cos., Inc.	1,097,868	195,585,184
MetLife, Inc.	1,248,320	99,640,903
Principal Financial Group, Inc.	452,798	38,053,144
Progressive Corp.	1,307,179	269,278,874
Prudential Financial, Inc.	785,973	81,741,192
Travelers Cos., Inc.	502,966	135,106,727
W.R. Berkley Corp.	665,371	47,467,567
Willis Towers Watson PLC	217,823	68,200,381
		2,183,445,956

Materials 1.7%
Air Products & Chemicals, Inc.	495,108	120,108,250
Albemarle Corp.	260,633	25,601,980
Amcor PLC	5,126,120	40,496,348
Avery Dennison Corp.	174,199	30,465,663
Ball Corp.	607,200	28,538,400
CF Industries Holdings, Inc.	361,623	30,119,580
Corteva, Inc.	1,518,536	93,298,852
Dow, Inc.	1,594,985	38,040,392
DuPont de Nemours, Inc.	937,226	76,524,503
Eastman Chemical Co.	260,565	15,508,829
Ecolab, Inc.	568,210	145,689,044
Freeport-McMoRan, Inc.	3,194,564	133,213,319
International Flavors & Fragrances, Inc.	571,508	35,987,859
International Paper Co.	1,178,060	45,520,238
Linde PLC	1,045,618	437,382,009
LyondellBasell Industries NV, Class A	573,539	26,623,680
Martin Marietta Materials, Inc.	134,287	82,331,360
Mosaic Co.	710,205	19,495,127
Newmont Corp.	2,449,422	198,329,699
Nucor Corp.	513,309	77,022,015
Packaging Corp. of America	198,835	38,923,940
PPG Industries, Inc.	503,763	49,242,833
Sherwin-Williams Co.	517,066	178,356,746
Smurfit WestRock PLC	1,168,196	43,129,796
Solstice Advanced Materials, Inc. *	353,937	15,951,941
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Steel Dynamics, Inc.	308,044	48,301,299
Vulcan Materials Co.	293,566	84,987,357
		2,159,191,059

Media & Entertainment 9.3%
Alphabet, Inc., Class A	12,971,268	3,647,390,849
Alphabet, Inc., Class C	10,413,138	2,934,630,551
Charter Communications, Inc., Class A *	207,783	48,587,977
Comcast Corp., Class A	8,212,153	228,585,279
Electronic Arts, Inc.	500,587	100,147,435
Fox Corp., Class A	769,705	49,761,428
Interpublic Group of Cos., Inc.	827,231	21,226,747
Live Nation Entertainment, Inc. *	349,926	52,324,435
Match Group, Inc.	528,008	17,075,779
Meta Platforms, Inc., Class A	4,836,546	3,135,774,599
Netflix, Inc. *	947,538	1,060,162,367
News Corp., Class A	1,150,057	30,476,511
Omnicom Group, Inc.	432,876	32,474,358
Paramount Skydance Corp., Class B (b)	693,329	10,670,333
Take-Two Interactive Software, Inc. *	387,886	99,442,334
TKO Group Holdings, Inc.	154,301	29,070,308
Trade Desk, Inc., Class A *	991,262	49,840,653
Walt Disney Co.	4,009,194	451,515,428
Warner Bros Discovery, Inc. *	5,506,674	123,624,831
		12,122,782,202

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	3,939,229	858,909,491
Agilent Technologies, Inc.	634,491	92,864,103
Amgen, Inc.	1,200,488	358,261,634
Biogen, Inc. *	328,675	50,704,692
Bio-Techne Corp.	350,277	21,916,832
Bristol-Myers Squibb Co.	4,538,350	209,081,785
Charles River Laboratories International, Inc. *	109,177	19,659,502
Danaher Corp.	1,421,078	306,071,780
Eli Lilly & Co.	1,772,815	1,529,691,151
Gilead Sciences, Inc.	2,766,863	331,442,519
Incyte Corp. *	368,868	34,481,781
IQVIA Holdings, Inc. *	380,218	82,301,988
Johnson & Johnson	5,370,330	1,014,294,227
Merck & Co., Inc.	5,569,780	478,889,684
Mettler-Toledo International, Inc. *	46,008	65,160,670
Moderna, Inc. *	766,725	20,824,251
Pfizer, Inc.	12,678,151	312,516,422
Regeneron Pharmaceuticals, Inc.	226,786	147,819,115
Revvity, Inc.	256,390	23,995,540
Thermo Fisher Scientific, Inc.	842,033	477,761,104
Vertex Pharmaceuticals, Inc. *	571,724	243,308,583
Viatris, Inc.	2,625,765	27,202,925
Waters Corp. *	131,798	46,076,581
West Pharmaceutical Services, Inc.	159,981	45,125,841
Zoetis, Inc.	986,783	142,185,562
		6,940,547,763

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	651,907	99,370,184
CoStar Group, Inc. *	944,696	65,004,532
		164,374,716

Semiconductors & Semiconductor Equipment 14.9%
Advanced Micro Devices, Inc. *	3,618,763	926,837,580
Analog Devices, Inc.	1,106,578	259,083,107
Applied Materials, Inc.	1,789,482	417,128,254
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	10,488,221	3,876,761,128
First Solar, Inc. *	239,037	63,808,537
Intel Corp. *	9,760,227	390,311,478
KLA Corp.	294,258	355,681,415
Lam Research Corp.	2,822,195	444,382,825
Microchip Technology, Inc.	1,206,946	75,337,569
Micron Technology, Inc.	2,495,525	558,423,629
Monolithic Power Systems, Inc.	106,511	107,043,555
NVIDIA Corp.	54,409,306	11,017,340,372
NXP Semiconductors NV	560,985	117,313,183
ON Semiconductor Corp. *	914,523	45,799,312
QUALCOMM, Inc.	2,404,989	435,062,510
Skyworks Solutions, Inc.	326,998	25,414,285
Teradyne, Inc.	354,756	64,480,451
Texas Instruments, Inc.	2,027,275	327,323,821
		19,507,533,011

Software & Services 12.1%
Accenture PLC, Class A	1,388,893	347,362,139
Adobe, Inc. *	945,919	321,905,695
Akamai Technologies, Inc. *	320,692	24,083,969
AppLovin Corp., Class A *	603,675	384,740,188
Autodesk, Inc. *	476,716	143,653,599
Cadence Design Systems, Inc. *	607,623	205,795,834
Cognizant Technology Solutions Corp., Class A	1,092,623	79,630,364
Crowdstrike Holdings, Inc., Class A *	555,796	301,802,786
Datadog, Inc., Class A *	719,015	117,062,832
EPAM Systems, Inc. *	126,051	20,614,381
Fair Isaac Corp. *	53,699	89,115,102
Fortinet, Inc. *	1,449,574	125,286,681
Gartner, Inc. *	169,401	42,069,044
Gen Digital, Inc.	1,254,186	33,060,343
GoDaddy, Inc., Class A *	309,681	41,227,832
International Business Machines Corp.	2,077,185	638,547,441
Intuit, Inc.	622,021	415,230,119
Microsoft Corp.	16,575,140	8,582,773,243
Oracle Corp.	3,695,399	970,448,731
Palantir Technologies, Inc., Class A *	5,071,353	1,016,654,136
Palo Alto Networks, Inc. *	1,489,424	328,030,742
PTC, Inc. *	266,083	52,828,119
Roper Technologies, Inc.	239,605	106,899,771
Salesforce, Inc.	2,131,774	555,135,267
ServiceNow, Inc. *	463,817	426,377,692
Synopsys, Inc. *	412,004	186,975,655
Tyler Technologies, Inc. *	96,316	45,871,458
VeriSign, Inc.	187,569	44,979,046
Workday, Inc., Class A *	482,886	115,854,009
		15,764,016,218

Technology Hardware & Equipment 9.0%
Amphenol Corp., Class A	2,722,519	379,355,797
Apple, Inc.	33,092,431	8,947,200,570
Arista Networks, Inc. *	2,298,190	362,401,581
CDW Corp.	291,838	46,510,222
Cisco Systems, Inc.	8,830,358	645,587,473
Corning, Inc.	1,735,532	154,601,191
Dell Technologies, Inc., Class C	674,008	109,196,036
F5, Inc. *	128,549	32,529,324
Hewlett Packard Enterprise Co.	2,932,966	71,623,030
HP, Inc.	2,096,897	58,021,140
Jabil, Inc.	239,396	52,880,182
Keysight Technologies, Inc. *	384,475	70,343,546
Motorola Solutions, Inc.	370,920	150,856,873
NetApp, Inc.	447,292	52,682,052
Seagate Technology Holdings PLC	475,669	121,714,184
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Super Micro Computer, Inc. *	1,121,189	58,256,980
TE Connectivity PLC	657,841	162,493,305
Teledyne Technologies, Inc. *	104,868	55,246,560
Trimble, Inc. *	532,456	42,463,366
Western Digital Corp.	775,794	116,532,017
Zebra Technologies Corp., Class A *	113,795	30,639,304
		11,721,134,733

Telecommunication Services 0.8%
AT&T, Inc.	15,944,569	394,628,083
T-Mobile U.S., Inc.	1,079,111	226,667,265
Verizon Communications, Inc.	9,401,939	373,633,056
		994,928,404

Transportation 1.3%
CH Robinson Worldwide, Inc.	262,153	40,368,940
CSX Corp.	4,151,104	149,522,766
Delta Air Lines, Inc.	1,450,703	83,241,338
Expeditors International of Washington, Inc.	300,246	36,599,987
FedEx Corp.	485,379	123,198,898
JB Hunt Transport Services, Inc.	170,739	28,830,988
Norfolk Southern Corp.	499,554	141,563,613
Old Dominion Freight Line, Inc.	413,575	58,074,201
Southwest Airlines Co.	1,174,687	35,593,016
Uber Technologies, Inc. *	4,650,254	448,749,511
Union Pacific Corp.	1,322,414	291,420,373
United Airlines Holdings, Inc. *	724,089	68,093,330
United Parcel Service, Inc., Class B	1,643,210	158,438,308
		1,663,695,269

Utilities 2.3%
AES Corp.	1,567,426	21,740,199
Alliant Energy Corp.	572,271	38,239,148
Ameren Corp.	603,849	61,604,675
American Electric Power Co., Inc.	1,190,831	143,209,336
American Water Works Co., Inc.	435,755	55,964,015
Atmos Energy Corp.	358,225	61,514,397
CenterPoint Energy, Inc.	1,460,291	55,841,528
CMS Energy Corp.	670,258	49,297,476
Consolidated Edison, Inc.	803,462	78,265,233
Constellation Energy Corp.	696,631	262,629,887
Dominion Energy, Inc.	1,901,082	111,574,502
DTE Energy Co.	462,305	62,660,820
Duke Energy Corp.	1,733,049	215,417,991
Edison International	863,321	47,810,717
Entergy Corp.	995,205	95,629,248
Evergy, Inc.	508,881	39,087,149
Eversource Energy	825,727	60,946,910
SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	2,251,312	103,830,509
FirstEnergy Corp.	1,157,590	53,052,350
NextEra Energy, Inc.	4,591,996	373,788,474
NiSource, Inc.	1,048,524	44,153,346
NRG Energy, Inc.	432,612	74,348,698
PG&E Corp.	4,923,273	78,575,437
Pinnacle West Capital Corp.	265,796	23,528,262
PPL Corp.	1,658,409	60,565,097
Public Service Enterprise Group, Inc.	1,112,850	89,651,196
Sempra	1,454,653	133,740,797
Southern Co.	2,451,943	230,580,720
Vistra Corp.	708,960	133,497,168
WEC Energy Group, Inc.	717,726	80,191,526
Xcel Energy, Inc.	1,321,246	107,245,538
		3,048,182,349
Total Common Stocks (Cost $46,212,523,678)		130,088,127,975

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	9,128,124	9,128,124
Total Short-Term Investments (Cost $9,128,124)		9,128,124
Total Investments in Securities (Cost $46,221,651,802)		130,097,256,099

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/19/25	1,062	365,009,400	7,732,431

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,444,278.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$225,922,626	$53,034,492	($4,345,674 )	$873	$83,159,683	$357,772,000	3,785,146	$3,848,445
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$130,088,127,975	$—	$—	$130,088,127,975
Short-Term Investments[1]	9,128,124	—	—	9,128,124
Futures Contracts[2]	7,732,431	—	—	7,732,431
Total	$130,104,988,530	$—	$—	$130,104,988,530

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $162,513,919)		$357,772,000
Investments in securities, at value - unaffiliated issuers (cost $46,059,137,883) including securities on loan of $8,444,278		129,739,484,099
Cash		297,242,941
Deposit with broker for futures contracts		22,618,509
Receivables:
Fund shares sold		78,157,664
Dividends		59,724,804
Variation margin on future contracts		982,347
Income from securities on loan	+	8,271
Total assets		130,555,990,635

Liabilities
Collateral held for securities on loan		9,128,124
Payables:
Fund shares redeemed		90,592,344
Investment adviser fees	+	2,326,150
Total liabilities		102,046,618
Net assets		$130,453,944,017

Net Assets by Source
Capital received from investors		$46,590,296,399
Total distributable earnings	+	83,863,647,618
Net assets		$130,453,944,017

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$130,453,944,017		7,379,552,413		$17.68

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $345,515)		$1,435,227,449
Other Interest		7,934,634
Dividends received from securities - affiliated issuers		3,848,445
Securities on loan, net	+	46,967
Total investment income		1,447,057,495

Expenses
Investment adviser fees		22,994,531
Total expenses	–	22,994,531
Net investment income		1,424,062,964

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		873
Net realized losses on sales of securities - unaffiliated issuers		(299,781,531)
Net realized gains on futures contracts	+	58,241,475
Net realized losses		(241,539,183)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		83,159,683
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		21,599,979,947
Net change in unrealized appreciation (depreciation) on futures contracts	+	15,983,636
Net change in unrealized appreciation (depreciation)		21,699,123,266
Net realized and unrealized gains		21,457,584,083
Increase in net assets resulting from operations		$22,881,647,047
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$1,424,062,964	$1,282,136,668
Net realized losses		(241,539,183)	(132,774,728)
Net change in unrealized appreciation (depreciation)	+	21,699,123,266	26,189,344,946
Increase in net assets resulting from operations		$22,881,647,047	$27,338,706,886

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,322,087,859 )	($1,135,808,670 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,437,555,005	$22,265,827,045	1,411,567,470	$18,780,662,028
Shares reinvested		69,303,333	1,072,236,167	78,616,830	923,878,716
Shares redeemed	+	(1,195,570,783)	(18,583,827,000)	(886,680,138)	(11,829,511,743)
Net transactions in fund shares		311,287,555	$4,754,236,212	603,504,162	$7,875,029,001

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,068,264,858	$104,140,148,617	6,464,760,696	$70,062,221,400
Total increase	+	311,287,555	26,313,795,400	603,504,162	34,077,927,217
End of period		7,379,552,413	$130,453,944,017	7,068,264,858	$104,140,148,617

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$12.32	$9.05	$8.40	$10.27	$7.37
Income (loss) from investment operations:
Net investment income (loss)[2]	0.16	0.15	0.14	0.13	0.12
Net realized and unrealized gains (losses)	2.43	3.26	0.64	(1.82)	3.01
Total from investment operations	2.59	3.41	0.78	(1.69)	3.13
Less distributions:
Distributions from net investment income	(0.16)	(0.14)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	—	—	—	(0.06)	(0.09)
Total distributions	(0.16)	(0.14)	(0.13)	(0.18)	(0.23)
Net asset value at end of period	$14.75	$12.32	$9.05	$8.40	$10.27
Total return	21.18%	38.17%	9.35%	(16.73%)	43.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%[3]	0.05%
Net investment income (loss)	1.21%	1.36%	1.57%	1.40%	1.36%
Portfolio turnover rate	3%[4]	3%[4]	3%[4]	2%[4]	5%[4]
Net assets, end of period (x 1,000,000)	$20,543	$17,357	$12,811	$11,888	$14,222

[1]	Per-Share Data has been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv PLC *	69,899	5,668,809
Autoliv, Inc.	22,454	2,622,627
BorgWarner, Inc.	68,653	2,949,333
Ford Motor Co.	1,260,128	16,545,481
General Motors Co.	306,838	21,199,437
Gentex Corp.	72,704	1,704,909
Lear Corp.	17,523	1,833,782
Lucid Group, Inc. *(a)	37,127	659,004
Modine Manufacturing Co. *	16,474	2,523,981
Rivian Automotive, Inc., Class A *	257,124	3,489,173
Tesla, Inc. *	902,487	412,039,465
Thor Industries, Inc.	17,156	1,790,229
		473,026,230

Banks 3.5%
Bank of America Corp.	2,191,586	117,140,272
Bank OZK	33,894	1,524,891
BOK Financial Corp.	7,325	766,049
Cadence Bank	59,141	2,231,981
Citigroup, Inc.	592,054	59,933,626
Citizens Financial Group, Inc.	138,946	7,068,183
Columbia Banking System, Inc.	97,347	2,608,900
Comerica, Inc.	41,344	3,162,816
Commerce Bancshares, Inc.	39,771	2,093,148
Cullen/Frost Bankers, Inc.	20,482	2,522,153
East West Bancorp, Inc.	44,244	4,495,190
Fifth Third Bancorp	212,777	8,855,779
First Citizens BancShares, Inc., Class A	3,373	6,155,118
First Financial Bankshares, Inc.	41,597	1,284,931
First Horizon Corp.	160,590	3,430,202
Flagstar Bank NA	96,247	1,099,141
FNB Corp.	114,185	1,794,988
Glacier Bancorp, Inc.	41,422	1,692,089
Hancock Whitney Corp.	26,894	1,535,916
Home BancShares, Inc.	58,471	1,561,760
Huntington Bancshares, Inc.	506,520	7,820,669
JPMorgan Chase & Co.	884,352	275,139,594
KeyCorp	299,906	5,275,347
M&T Bank Corp.	50,254	9,240,203
Old National Bancorp	111,555	2,279,069
Pinnacle Financial Partners, Inc.	25,092	2,138,089
PNC Financial Services Group, Inc.	126,793	23,146,062
Popular, Inc.	21,304	2,374,757
Prosperity Bancshares, Inc.	29,804	1,961,699
Regions Financial Corp.	286,310	6,928,702
Southstate Bank Corp.	31,949	2,832,279
Synovus Financial Corp.	44,119	1,969,472
Truist Financial Corp.	415,059	18,524,083
U.S. Bancorp	500,778	23,376,317
UMB Financial Corp.	23,269	2,486,991
United Bankshares, Inc.	44,349	1,587,251
Valley National Bancorp	153,346	1,666,871
Webster Financial Corp.	53,190	3,033,958
Wells Fargo & Co.	1,030,263	89,601,973
Western Alliance Bancorp	33,346	2,579,313
Wintrust Financial Corp.	21,741	2,826,765
Zions Bancorp NA	47,112	2,455,006
		720,201,603

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 6.8%
3M Co.	171,559	28,564,574
A.O. Smith Corp.	37,247	2,457,930
AAON, Inc.	21,436	2,109,088
Acuity, Inc.	9,777	3,569,094
Advanced Drainage Systems, Inc.	22,786	3,191,179
AECOM	42,050	5,649,418
AeroVironment, Inc. *	10,380	3,839,666
AGCO Corp.	19,628	2,024,824
Air Lease Corp., Class A	33,839	2,160,959
Allegion PLC	27,710	4,593,487
Allison Transmission Holdings, Inc.	26,351	2,175,275
AMETEK, Inc.	74,390	15,034,963
API Group Corp. *	118,039	4,346,196
Applied Industrial Technologies, Inc.	12,027	3,092,021
Archer Aviation, Inc., Class A *	170,008	1,907,490
Armstrong World Industries, Inc.	13,979	2,662,021
ATI, Inc. *	44,400	4,394,268
Axon Enterprise, Inc. *	25,285	18,514,436
Bloom Energy Corp., Class A *	69,312	9,160,274
Boeing Co. *	243,086	48,865,148
Builders FirstSource, Inc. *	35,226	4,092,204
BWX Technologies, Inc.	29,619	6,326,915
Carlisle Cos., Inc.	13,682	4,447,334
Carpenter Technology Corp.	15,891	5,019,967
Carrier Global Corp.	257,566	15,322,601
Caterpillar, Inc.	150,668	86,974,610
Chart Industries, Inc. *	14,216	2,837,798
CNH Industrial NV	285,348	2,993,301
Comfort Systems USA, Inc.	11,288	10,899,467
Construction Partners, Inc., Class A *	15,236	1,742,237
Core & Main, Inc., Class A *	61,255	3,196,286
Crane Co.	15,635	2,970,650
Cummins, Inc.	44,385	19,426,427
Curtiss-Wright Corp.	12,048	7,177,355
Deere & Co.	80,926	37,357,869
Donaldson Co., Inc.	37,102	3,125,844
Dover Corp.	44,067	7,996,398
Dycom Industries, Inc. *	9,317	2,681,339
Eaton Corp. PLC	125,108	47,736,208
EMCOR Group, Inc.	14,419	9,744,072
Emerson Electric Co.	181,275	25,300,552
Esab Corp.	18,535	2,165,259
ESCO Technologies, Inc.	8,372	1,837,403
Fastenal Co.	369,674	15,212,085
Federal Signal Corp.	19,668	2,321,414
Ferguson Enterprises, Inc.	63,556	15,793,666
Flowserve Corp.	41,348	2,822,001
Fluor Corp. *	51,735	2,523,116
Fortive Corp.	108,975	5,485,802
Fortune Brands Innovations, Inc.	37,523	1,906,168
FTAI Aviation Ltd.	32,786	5,668,699
Gates Industrial Corp. PLC *	82,479	1,821,136
GATX Corp.	11,668	1,830,126
GE Vernova, Inc.	87,531	51,217,889
Generac Holdings, Inc. *	18,892	3,174,234
General Dynamics Corp.	81,105	27,973,115
General Electric Co.	341,049	105,367,089
Graco, Inc.	52,817	4,318,846
HEICO Corp.	32,496	10,326,254
Hexcel Corp.	25,747	1,838,336
Honeywell International, Inc.	204,396	41,151,047
Howmet Aerospace, Inc.	129,845	26,741,578
Hubbell, Inc., Class B	17,039	8,008,330
Huntington Ingalls Industries, Inc.	12,553	4,042,317
IDEX Corp.	24,250	4,157,905
IES Holdings, Inc. *	2,814	1,102,750
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Illinois Tool Works, Inc.	85,241	20,791,985
Ingersoll Rand, Inc.	116,451	8,888,705
ITT, Inc.	25,087	4,642,851
JBT Marel Corp.	16,726	2,109,149
Johnson Controls International PLC	210,746	24,107,235
Karman Holdings, Inc. *	24,414	2,056,635
Kratos Defense & Security Solutions, Inc. *	54,367	4,925,650
L3Harris Technologies, Inc.	60,270	17,424,057
Lennox International, Inc.	10,247	5,174,735
Leonardo DRS, Inc.	25,809	943,577
Lincoln Electric Holdings, Inc.	17,776	4,167,583
Loar Holdings, Inc. *	11,330	896,543
Lockheed Martin Corp.	66,174	32,549,667
Masco Corp.	66,936	4,334,775
MasTec, Inc. *	19,933	4,069,521
Middleby Corp. *	15,019	1,865,810
Moog, Inc., Class A	9,170	1,878,475
Mueller Industries, Inc.	35,138	3,720,060
NEXTracker, Inc., Class A *	46,714	4,728,391
Nordson Corp.	17,291	4,010,647
Northrop Grumman Corp.	43,306	25,266,886
nVent Electric PLC	51,841	5,928,018
Oshkosh Corp.	20,812	2,565,911
Otis Worldwide Corp.	126,377	11,722,731
Owens Corning	26,936	3,429,222
PACCAR, Inc.	168,950	16,624,680
Parker-Hannifin Corp.	41,157	31,807,364
Pentair PLC	52,637	5,597,945
Primoris Services Corp.	17,397	2,462,023
Quanta Services, Inc.	47,996	21,556,443
QXO, Inc. *	157,385	2,780,993
RBC Bearings, Inc. *	10,215	4,377,434
Regal Rexnord Corp.	21,589	3,041,674
Resideo Technologies, Inc. *	44,083	1,886,752
Rocket Lab Corp. *	136,677	8,607,917
Rockwell Automation, Inc.	36,214	13,339,789
RTX Corp.	430,490	76,842,465
Simpson Manufacturing Co., Inc.	13,349	2,356,099
SiteOne Landscape Supply, Inc. *	14,138	1,834,688
Snap-on, Inc.	16,770	5,627,174
SPX Technologies, Inc. *	15,563	3,484,400
StandardAero, Inc. *	43,914	1,268,675
Stanley Black & Decker, Inc.	49,235	3,334,194
Sterling Infrastructure, Inc. *	9,781	3,696,240
Symbotic, Inc. *	14,674	1,187,860
Textron, Inc.	56,614	4,574,977
Timken Co.	20,293	1,593,203
Toro Co.	32,150	2,402,570
Trane Technologies PLC	71,624	32,134,108
TransDigm Group, Inc.	18,152	23,752,074
Trex Co., Inc. *	33,153	1,601,953
UFP Industries, Inc.	18,578	1,711,591
United Rentals, Inc.	20,712	18,043,880
Valmont Industries, Inc.	6,318	2,612,051
Vertiv Holdings Co., Class A	123,018	23,725,251
Watsco, Inc.	11,333	4,170,657
Watts Water Technologies, Inc., Class A	8,665	2,362,079
WESCO International, Inc.	15,649	4,061,385
Westinghouse Air Brake Technologies Corp.	55,078	11,260,146
Woodward, Inc.	19,471	5,103,544
WW Grainger, Inc.	14,153	13,855,787
Xylem, Inc.	78,368	11,821,813
SECURITY	NUMBER OF SHARES	VALUE ($)
Zurn Elkay Water Solutions Corp.	47,777	2,250,774
		1,405,439,781

Commercial & Professional Services 1.1%
Amentum Holdings, Inc. *	49,366	1,106,292
Automatic Data Processing, Inc.	130,115	33,868,934
Booz Allen Hamilton Holding Corp., Class A	39,687	3,459,119
Broadridge Financial Solutions, Inc.	37,774	8,325,390
CACI International, Inc., Class A *	7,108	3,996,473
Casella Waste Systems, Inc., Class A *	19,029	1,685,399
Cintas Corp.	110,328	20,219,813
Clean Harbors, Inc. *	16,224	3,415,314
Copart, Inc. *	285,667	12,286,538
Dayforce, Inc. *	51,335	3,528,768
Equifax, Inc.	39,879	8,418,457
ExlService Holdings, Inc. *	51,627	2,018,616
FTI Consulting, Inc. *	10,226	1,687,392
Genpact Ltd.	50,135	1,912,650
Jacobs Solutions, Inc.	38,464	5,993,076
KBR, Inc.	42,568	1,823,613
Leidos Holdings, Inc.	41,326	7,871,363
MSA Safety, Inc.	11,776	1,849,185
Parsons Corp. *	17,003	1,413,629
Paychex, Inc.	104,136	12,187,036
Paycom Software, Inc.	15,941	2,982,402
Paylocity Holding Corp. *	14,139	1,997,416
RB Global, Inc.	59,795	5,932,860
Republic Services, Inc., Class A	65,367	13,612,024
Rollins, Inc.	89,865	5,177,123
SS&C Technologies Holdings, Inc.	67,642	5,744,159
Tetra Tech, Inc.	85,788	2,743,500
TransUnion	63,116	5,123,757
Veralto Corp.	79,811	7,875,749
Verisk Analytics, Inc., Class A	44,937	9,830,418
Waste Management, Inc.	119,195	23,811,585
		221,898,050

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	3,121,261	762,274,361
AutoNation, Inc. *	9,042	1,807,225
AutoZone, Inc. *	5,372	19,739,038
Bath & Body Works, Inc.	68,217	1,669,952
Best Buy Co., Inc.	62,722	5,151,985
Boot Barn Holdings, Inc. *	9,800	1,858,570
Burlington Stores, Inc. *	19,880	5,438,969
CarMax, Inc. *	47,445	1,988,420
Carvana Co., Class A *	44,472	13,632,447
Chewy, Inc., Class A *	71,739	2,419,039
Coupang, Inc., Class A *	434,446	13,889,239
Dick's Sporting Goods, Inc.	21,102	4,673,038
Dillard's, Inc., Class A	957	574,277
eBay, Inc.	147,265	11,974,117
Etsy, Inc. *	31,937	1,980,094
Five Below, Inc. *	17,732	2,788,712
Floor & Decor Holdings, Inc., Class A *	35,004	2,187,050
GameStop Corp., Class A *	132,496	2,953,336
Gap, Inc.	72,258	1,651,095
Genuine Parts Co.	44,672	5,687,192
Group 1 Automotive, Inc.	4,056	1,612,422
Home Depot, Inc.	319,980	121,461,208
Lithia Motors, Inc., Class A	8,419	2,644,240
LKQ Corp.	83,198	2,659,008
Lowe's Cos., Inc.	180,063	42,878,402
Murphy USA, Inc.	5,553	1,989,085
Ollie's Bargain Outlet Holdings, Inc. *	19,604	2,368,359
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	273,342	25,814,418
Penske Automotive Group, Inc.	5,885	942,012
Pool Corp.	10,566	2,821,756
Ross Stores, Inc.	105,275	16,730,303
TJX Cos., Inc.	358,795	50,281,531
Tractor Supply Co.	170,763	9,239,986
Ulta Beauty, Inc. *	14,471	7,523,183
Urban Outfitters, Inc. *	17,303	1,117,947
Wayfair, Inc., Class A *	33,802	3,498,845
Williams-Sonoma, Inc.	39,620	7,699,751
		1,165,620,612

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	47,684	3,886,246
DR Horton, Inc.	89,005	13,268,865
Garmin Ltd.	52,723	11,279,559
Hasbro, Inc.	41,786	3,188,690
Installed Building Products, Inc.	7,209	1,789,490
Lennar Corp., Class A	73,265	9,068,009
Lululemon Athletica, Inc. *	35,097	5,985,442
Mattel, Inc. *	99,602	1,830,685
Meritage Homes Corp.	22,145	1,496,116
Mohawk Industries, Inc. *	17,002	1,932,107
NIKE, Inc., Class B	382,068	24,677,772
NVR, Inc. *	923	6,655,587
PulteGroup, Inc.	63,531	7,615,461
Ralph Lauren Corp., Class A	12,440	3,976,570
SharkNinja, Inc. *	22,717	1,942,304
Somnigroup International, Inc.	67,210	5,332,441
Tapestry, Inc.	66,871	7,343,773
Taylor Morrison Home Corp., Class A *	32,191	1,907,961
Toll Brothers, Inc.	31,987	4,316,646
TopBuild Corp. *	8,989	3,797,673
VF Corp.	107,006	1,502,364
Whirlpool Corp.	17,651	1,264,341
		124,058,102

Consumer Services 1.9%
ADT, Inc.	165,904	1,466,591
Airbnb, Inc., Class A *	138,094	17,474,415
Aramark	84,923	3,216,883
Booking Holdings, Inc.	10,420	52,910,051
Boyd Gaming Corp.	19,549	1,522,281
Bright Horizons Family Solutions, Inc. *	18,573	2,028,729
Brinker International, Inc. *	14,311	1,555,033
Caesars Entertainment, Inc. *	66,825	1,343,182
Carnival Corp. *	349,489	10,075,768
Cava Group, Inc. *	32,068	1,723,014
Chipotle Mexican Grill, Inc., Class A *	431,763	13,682,569
Choice Hotels International, Inc.	6,658	618,928
Churchill Downs, Inc.	21,407	2,123,574
Darden Restaurants, Inc.	37,606	6,774,721
Domino's Pizza, Inc.	10,049	4,004,125
DoorDash, Inc., Class A *	119,234	30,329,553
DraftKings, Inc., Class A *	159,806	4,888,466
Duolingo, Inc. *	12,813	3,467,710
Dutch Bros, Inc., Class A *	40,853	2,268,976
Expedia Group, Inc.	38,076	8,376,720
Flutter Entertainment PLC *	56,656	13,177,619
Grand Canyon Education, Inc. *	8,898	1,675,493
H&R Block, Inc.	43,091	2,143,346
Hilton Worldwide Holdings, Inc.	75,672	19,444,677
Hyatt Hotels Corp., Class A	13,015	1,788,391
Las Vegas Sands Corp.	99,531	5,907,165
Life Time Group Holdings, Inc. *	48,702	1,204,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Light & Wonder, Inc. *	26,411	1,920,080
Marriott International, Inc., Class A	72,457	18,880,845
McDonald's Corp.	229,503	68,490,580
MGM Resorts International *	67,215	2,152,896
Norwegian Cruise Line Holdings Ltd. *	145,564	3,263,545
Planet Fitness, Inc., Class A *	27,546	2,498,147
Royal Caribbean Cruises Ltd.	81,322	23,325,589
Service Corp. International	45,200	3,774,652
Starbucks Corp.	366,208	29,615,241
Stride, Inc. *	13,855	942,694
Texas Roadhouse, Inc., Class A	21,093	3,450,393
Vail Resorts, Inc.	12,178	1,806,363
Viking Holdings Ltd. *	58,652	3,568,974
Wingstop, Inc.	9,110	1,973,499
Wyndham Hotels & Resorts, Inc.	24,367	1,789,269
Wynn Resorts Ltd.	27,186	3,234,862
Yum! Brands, Inc.	89,393	12,355,007
		398,235,016

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	127,657	2,258,252
BJ's Wholesale Club Holdings, Inc. *	42,118	3,717,335
Casey's General Stores, Inc.	11,981	6,148,529
Costco Wholesale Corp.	142,627	129,997,379
Dollar General Corp.	70,777	6,982,859
Dollar Tree, Inc. *	62,564	6,201,344
Kroger Co.	195,998	12,471,353
Maplebear, Inc. *	59,395	2,189,300
Performance Food Group Co. *	49,717	4,809,622
Sprouts Farmers Market, Inc. *	31,977	2,524,904
Sysco Corp.	153,601	11,409,482
Target Corp.	146,305	13,565,399
U.S. Foods Holding Corp. *	72,435	5,260,230
Walmart, Inc.	1,411,626	142,828,319
		350,364,307

Energy 2.8%
Antero Midstream Corp.	107,769	1,859,015
Antero Resources Corp. *	94,326	2,915,617
APA Corp.	114,689	2,597,706
Baker Hughes Co., Class A	317,639	15,376,904
Cheniere Energy, Inc.	70,765	15,002,180
Chevron Corp.	618,957	97,621,898
Chord Energy Corp.	18,708	1,697,190
ConocoPhillips	401,094	35,641,213
Coterra Energy, Inc.	244,328	5,780,800
Devon Energy Corp.	204,124	6,631,989
Diamondback Energy, Inc.	60,469	8,658,556
DT Midstream, Inc.	32,724	3,582,951
EOG Resources, Inc.	175,651	18,590,902
EQT Corp.	201,042	10,771,830
Expand Energy Corp.	76,695	7,923,360
Exxon Mobil Corp.	1,371,109	156,800,025
Halliburton Co.	273,913	7,351,825
HF Sinclair Corp.	50,726	2,617,462
Kinder Morgan, Inc.	630,189	16,504,650
Marathon Petroleum Corp.	97,906	19,082,858
Matador Resources Co.	38,552	1,521,262
Occidental Petroleum Corp.	231,376	9,532,691
ONEOK, Inc.	202,307	13,554,569
Ovintiv, Inc.	83,417	3,128,972
Permian Resources Corp., Class A	225,220	2,828,763
Phillips 66	130,175	17,722,025
Range Resources Corp.	74,980	2,665,539
SLB Ltd.	480,240	17,317,454
Targa Resources Corp.	69,339	10,680,980
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TechnipFMC PLC	132,573	5,481,894
Texas Pacific Land Corp.	6,126	5,779,146
Valero Energy Corp.	100,011	16,957,865
Venture Global, Inc., Class A	147,754	1,266,252
Viper Energy, Inc., Class A	53,881	2,023,770
Williams Cos., Inc.	391,883	22,678,269
		570,148,382

Equity Real Estate Investment Trusts (REITs) 1.9%
Agree Realty Corp.	35,708	2,607,041
Alexandria Real Estate Equities, Inc.	49,794	2,899,007
American Healthcare REIT, Inc.	54,705	2,479,231
American Homes 4 Rent, Class A	102,700	3,245,320
American Tower Corp.	150,384	26,915,728
AvalonBay Communities, Inc.	45,790	7,963,797
Brixmor Property Group, Inc.	98,553	2,578,146
BXP, Inc.	47,347	3,370,633
Camden Property Trust	34,508	3,432,856
CareTrust REIT, Inc.	70,850	2,454,953
Crown Castle, Inc.	140,521	12,677,805
CubeSmart	72,575	2,733,900
Digital Realty Trust, Inc.	102,957	17,544,902
EastGroup Properties, Inc.	16,995	2,966,137
Equinix, Inc.	31,527	26,672,157
Equity LifeStyle Properties, Inc.	62,569	3,819,837
Equity Residential	111,379	6,620,368
Essential Properties Realty Trust, Inc.	65,011	1,942,529
Essex Property Trust, Inc.	20,913	5,265,266
Extra Space Storage, Inc.	68,312	9,122,384
Federal Realty Investment Trust	25,288	2,432,453
First Industrial Realty Trust, Inc.	42,795	2,365,708
Gaming & Leisure Properties, Inc.	90,335	4,034,361
Healthcare Realty Trust, Inc., Class A	113,306	2,007,782
Healthpeak Properties, Inc.	222,403	3,992,134
Host Hotels & Resorts, Inc.	204,875	3,282,098
Invitation Homes, Inc.	181,974	5,122,568
Iron Mountain, Inc.	94,885	9,768,411
Kimco Realty Corp.	219,446	4,533,754
Lamar Advertising Co., Class A	28,236	3,348,507
Lineage, Inc.	19,172	755,377
Mid-America Apartment Communities, Inc.	37,245	4,775,926
Millrose Properties, Inc., Class A	40,099	1,291,589
NNN REIT, Inc.	60,552	2,449,934
Omega Healthcare Investors, Inc.	94,685	3,979,611
Prologis, Inc.	298,137	36,995,820
Public Storage	50,852	14,165,333
Realty Income Corp.	294,756	17,089,953
Regency Centers Corp.	51,641	3,560,647
Rexford Industrial Realty, Inc.	74,996	3,098,835
Ryman Hospitality Properties, Inc.	19,484	1,693,354
SBA Communications Corp., Class A	34,623	6,629,612
Simon Property Group, Inc.	105,121	18,476,067
STAG Industrial, Inc.	57,640	2,205,883
Sun Communities, Inc.	37,895	4,797,507
Terreno Realty Corp.	33,832	1,932,822
UDR, Inc.	97,969	3,300,576
Ventas, Inc.	145,791	10,757,918
VICI Properties, Inc., Class A	344,677	10,336,863
Vornado Realty Trust	51,931	1,970,262
Welltower, Inc.	214,928	38,910,565
Weyerhaeuser Co.	232,775	5,353,825
WP Carey, Inc.	71,057	4,689,762
		387,417,814

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.7%
Affiliated Managers Group, Inc.	9,156	2,178,762
Affirm Holdings, Inc. *	90,759	6,523,757
AGNC Investment Corp.	333,292	3,332,920
Ally Financial, Inc.	91,399	3,561,819
American Express Co.	174,497	62,946,303
Ameriprise Financial, Inc.	30,386	13,757,869
Annaly Capital Management, Inc.	206,794	4,377,829
Apollo Global Management, Inc.	147,785	18,371,153
ARES Management Corp., Class A	66,109	9,831,069
Bank of New York Mellon Corp.	226,379	24,433,085
Berkshire Hathaway, Inc., Class B *	589,750	281,629,215
Blackrock, Inc.	46,316	50,151,428
Blackstone, Inc.	237,008	34,754,853
Block, Inc. *	176,974	13,439,406
Blue Owl Capital, Inc., Class A	199,231	3,141,873
Capital One Financial Corp.	205,464	45,200,025
Carlyle Group, Inc.	83,913	4,474,241
Cboe Global Markets, Inc.	33,723	8,283,718
Charles Schwab Corp. (b)	545,414	51,552,531
CME Group, Inc.	115,771	30,736,043
Coinbase Global, Inc., Class A *	72,853	25,045,404
Corebridge Financial, Inc.	87,795	2,858,605
Corpay, Inc. *	22,634	5,892,762
Credit Acceptance Corp. *	1,984	887,523
Enact Holdings, Inc.	9,991	356,879
Equitable Holdings, Inc.	96,813	4,782,562
Essent Group Ltd.	31,597	1,913,830
Evercore, Inc., Class A	12,415	3,656,962
FactSet Research Systems, Inc.	12,092	3,226,146
Fidelity National Information Services, Inc.	168,315	10,523,054
FirstCash Holdings, Inc.	12,765	2,023,253
Fiserv, Inc. *	175,121	11,678,819
Franklin Resources, Inc.	99,212	2,243,183
Global Payments, Inc.	78,041	6,068,468
Goldman Sachs Group, Inc.	97,359	76,852,274
Hamilton Lane, Inc., Class A	13,029	1,484,785
Houlihan Lokey, Inc., Class A	17,512	3,136,049
Interactive Brokers Group, Inc., Class A	143,448	10,093,001
Intercontinental Exchange, Inc.	183,867	26,897,903
Invesco Ltd.	142,368	3,374,122
Jack Henry & Associates, Inc.	23,621	3,518,112
Jackson Financial, Inc., Class A	22,362	2,254,313
Janus Henderson Group PLC	39,124	1,704,241
Jefferies Financial Group, Inc.	53,200	2,810,556
KKR & Co., Inc.	221,017	26,152,942
Lazard, Inc.	34,874	1,701,851
LPL Financial Holdings, Inc.	25,627	9,669,323
MarketAxess Holdings, Inc.	11,837	1,894,630
Mastercard, Inc., Class A	265,488	146,546,721
MGIC Investment Corp.	73,644	2,019,318
Moelis & Co., Class A	23,828	1,509,027
Moody's Corp.	49,687	23,864,666
Morgan Stanley	390,184	63,990,176
Morningstar, Inc.	7,803	1,656,577
MSCI, Inc., Class A	24,900	14,654,895
Nasdaq, Inc.	146,192	12,497,954
Northern Trust Corp.	61,630	7,929,932
OneMain Holdings, Inc.	37,750	2,234,423
PayPal Holdings, Inc. *	307,769	21,319,159
PennyMac Financial Services, Inc.	9,275	1,166,888
Piper Sandler Cos.	5,357	1,710,276
Raymond James Financial, Inc.	57,207	9,077,035
Rithm Capital Corp.	170,210	1,867,204
Robinhood Markets, Inc., Class A *	248,555	36,482,903
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rocket Cos., Inc., Class A	310,835	5,178,511
S&P Global, Inc.	100,452	48,941,219
SEI Investments Co.	30,059	2,423,056
Shift4 Payments, Inc., Class A *	21,575	1,490,833
SLM Corp.	67,287	1,806,656
SoFi Technologies, Inc. *	386,534	11,472,329
Starwood Property Trust, Inc.	108,325	1,969,349
State Street Corp.	91,477	10,580,230
Stifel Financial Corp.	32,549	3,854,778
StoneX Group, Inc. *	14,982	1,377,145
Synchrony Financial	119,769	8,908,418
T. Rowe Price Group, Inc.	70,692	7,248,051
Toast, Inc., Class A *	149,477	5,402,099
TPG, Inc.	40,067	2,205,288
Tradeweb Markets, Inc., Class A	37,360	3,937,370
Upstart Holdings, Inc. *	27,252	1,295,015
Visa, Inc., Class A	546,316	186,151,714
Voya Financial, Inc.	30,676	2,284,135
WEX, Inc. *	10,839	1,581,193
		1,582,013,994

Food, Beverage & Tobacco 1.9%
Altria Group, Inc.	540,916	30,496,844
Archer-Daniels-Midland Co.	153,999	9,321,560
Brown-Forman Corp., Class B	56,568	1,540,347
Bunge Global SA	45,020	4,258,892
Cal-Maine Foods, Inc.	14,578	1,279,948
Campbell's Co.	64,545	1,944,741
Celsius Holdings, Inc. *	50,653	3,050,830
Coca-Cola Co.	1,245,697	85,828,523
Coca-Cola Consolidated, Inc.	19,220	2,505,904
Conagra Brands, Inc.	154,301	2,652,434
Constellation Brands, Inc., Class A	45,968	6,039,276
General Mills, Inc.	171,565	7,996,645
Hershey Co.	47,656	8,083,887
Hormel Foods Corp.	93,138	2,010,849
Ingredion, Inc.	20,986	2,421,994
J.M. Smucker Co.	34,892	3,613,067
Kellanova	86,452	7,180,703
Keurig Dr. Pepper, Inc.	437,701	11,887,959
Kraft Heinz Co.	274,273	6,782,771
Lamb Weston Holdings, Inc.	44,780	2,764,269
McCormick & Co., Inc. - Non Voting Shares	80,519	5,166,099
Molson Coors Beverage Co., Class B	53,776	2,351,087
Mondelez International, Inc., Class A	416,657	23,941,111
Monster Beverage Corp. *	228,765	15,288,365
PepsiCo, Inc.	440,236	64,314,077
Philip Morris International, Inc.	500,617	72,254,052
Pilgrim's Pride Corp.	13,039	496,786
Post Holdings, Inc. *	15,653	1,626,816
Primo Brands Corp.	81,452	1,789,501
Smithfield Foods, Inc.	7,132	158,045
Tyson Foods, Inc., Class A	91,295	4,693,476
		393,740,858

Health Care Equipment & Services 3.6%
Abbott Laboratories	559,751	69,196,419
Align Technology, Inc. *	21,522	2,967,453
Baxter International, Inc.	163,246	3,015,154
Becton Dickinson & Co.	92,319	16,498,328
Boston Scientific Corp. *	476,078	47,950,576
Cardinal Health, Inc.	76,979	14,685,284
Cencora, Inc.	62,403	21,080,357
Centene Corp. *	150,071	5,308,011
Chemed Corp.	4,666	2,012,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Group	85,898	20,994,330
Cooper Cos., Inc. *	64,229	4,490,249
CVS Health Corp.	408,434	31,919,117
DaVita, Inc. *	11,409	1,357,899
Dexcom, Inc. *	125,759	7,321,689
Doximity, Inc., Class A *	43,881	2,896,146
Edwards Lifesciences Corp. *	188,940	15,578,103
Elevance Health, Inc.	72,480	22,990,656
Encompass Health Corp.	32,070	3,651,170
Ensign Group, Inc.	18,496	3,331,130
GE HealthCare Technologies, Inc.	147,015	11,018,774
Glaukos Corp. *	18,780	1,653,955
Globus Medical, Inc., Class A *	35,541	2,146,321
Guardant Health, Inc. *	40,160	3,735,683
HCA Healthcare, Inc.	52,716	24,232,491
HealthEquity, Inc. *	28,099	2,657,603
Henry Schein, Inc. *	32,980	2,084,336
Hims & Hers Health, Inc. *	66,561	3,025,863
Hologic, Inc. *	70,604	5,218,342
Humana, Inc.	38,716	10,770,404
IDEXX Laboratories, Inc. *	25,768	16,221,214
Insulet Corp. *	22,742	7,118,473
Intuitive Surgical, Inc. *	115,401	61,656,446
iRhythm Technologies, Inc. *	10,338	1,936,307
Labcorp Holdings, Inc.	26,662	6,771,082
Masimo Corp. *	14,339	2,016,780
McKesson Corp.	39,939	32,404,108
Medtronic PLC	411,589	37,331,122
Merit Medical Systems, Inc. *	18,622	1,630,170
Molina Healthcare, Inc. *	17,682	2,706,407
Penumbra, Inc. *	12,511	2,844,626
Quest Diagnostics, Inc.	35,728	6,286,342
RadNet, Inc. *	22,148	1,683,027
ResMed, Inc.	47,133	11,636,195
Solventum Corp. *	47,377	3,270,908
STERIS PLC	31,807	7,496,910
Stryker Corp.	110,735	39,448,236
Teleflex, Inc.	14,258	1,774,693
Tenet Healthcare Corp. *	28,385	5,861,219
UnitedHealth Group, Inc.	291,275	99,487,889
Universal Health Services, Inc., Class B	18,164	3,941,770
Veeva Systems, Inc., Class A *	48,393	14,092,042
Waystar Holding Corp. *	37,041	1,327,920
Zimmer Biomet Holdings, Inc.	63,717	6,407,382
		739,139,557

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	78,210	6,858,235
Clorox Co.	39,248	4,413,830
Colgate-Palmolive Co.	259,958	20,029,764
elf Beauty, Inc. *	19,287	2,355,714
Estee Lauder Cos., Inc., Class A	75,128	7,264,126
Kenvue, Inc.	618,470	8,887,414
Kimberly-Clark Corp.	106,822	12,787,662
Procter & Gamble Co.	753,333	113,278,683
		175,875,428

Insurance 1.8%
Aflac, Inc.	155,106	16,625,812
Allstate Corp.	84,914	16,262,729
American Financial Group, Inc.	22,272	2,932,777
American International Group, Inc.	178,580	14,100,677
Aon PLC, Class A	69,440	23,656,819
Arch Capital Group Ltd.	119,641	10,326,215
Arthur J Gallagher & Co.	82,561	20,598,144
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Assurant, Inc.	16,273	3,445,320
Axis Capital Holdings Ltd.	25,225	2,362,573
Brown & Brown, Inc.	94,315	7,520,678
Chubb Ltd.	119,421	33,072,452
Cincinnati Financial Corp.	50,368	7,786,389
CNA Financial Corp.	6,753	300,846
Erie Indemnity Co., Class A	8,119	2,375,944
Everest Group Ltd.	13,483	4,240,673
Fidelity National Financial, Inc.	82,328	4,547,799
First American Financial Corp.	32,652	2,041,077
Globe Life, Inc.	26,010	3,420,575
Hanover Insurance Group, Inc.	11,702	1,999,638
Hartford Insurance Group, Inc.	90,611	11,252,074
Kinsale Capital Group, Inc.	7,207	2,878,980
Lincoln National Corp.	53,945	2,265,690
Loews Corp.	54,723	5,448,222
Markel Group, Inc. *	4,077	8,050,159
Marsh & McLennan Cos., Inc.	158,248	28,191,881
MetLife, Inc.	179,791	14,350,918
Old Republic International Corp.	72,800	2,872,688
Primerica, Inc.	10,616	2,758,780
Principal Financial Group, Inc.	65,174	5,477,223
Progressive Corp.	188,359	38,801,954
Prudential Financial, Inc.	113,325	11,785,800
Reinsurance Group of America, Inc.	21,350	3,895,521
RenaissanceRe Holdings Ltd.	15,138	3,846,414
RLI Corp.	29,310	1,728,118
Ryan Specialty Holdings, Inc., Class A	36,659	2,008,913
Travelers Cos., Inc.	72,533	19,483,814
Unum Group	50,489	3,706,902
W.R. Berkley Corp.	96,497	6,884,096
Willis Towers Watson PLC	31,448	9,846,369
		363,151,653

Materials 2.0%
Air Products & Chemicals, Inc.	71,693	17,392,005
Albemarle Corp.	37,918	3,724,685
Alcoa Corp.	81,367	2,993,492
Amcor PLC	743,935	5,877,086
Amrize Ltd. *	165,512	8,580,142
Anglogold Ashanti PLC	136,880	9,307,840
AptarGroup, Inc.	21,345	2,476,233
Avery Dennison Corp.	24,889	4,352,837
Axalta Coating Systems Ltd. *	70,587	2,009,612
Balchem Corp.	10,157	1,557,982
Ball Corp.	87,663	4,120,161
Celanese Corp., Class A	35,470	1,363,467
CF Industries Holdings, Inc.	51,709	4,306,843
Cleveland-Cliffs, Inc. *	183,219	2,277,412
Coeur Mining, Inc. *	206,987	3,553,967
Commercial Metals Co.	36,121	2,144,143
Corteva, Inc.	218,808	13,443,564
CRH PLC	216,501	25,785,269
Crown Holdings, Inc.	36,271	3,524,816
Dow, Inc.	227,738	5,431,551
DuPont de Nemours, Inc.	134,941	11,017,933
Eagle Materials, Inc.	10,561	2,242,312
Eastman Chemical Co.	37,642	2,240,452
Ecolab, Inc.	82,277	21,095,823
Element Solutions, Inc.	69,683	1,861,930
Freeport-McMoRan, Inc.	462,662	19,293,005
Graphic Packaging Holding Co.	97,603	1,560,672
Hecla Mining Co.	212,979	2,741,040
International Flavors & Fragrances, Inc.	81,893	5,156,802
International Paper Co.	169,855	6,563,197
Linde PLC	150,757	63,061,653
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	20,450	1,781,400
LyondellBasell Industries NV, Class A	82,135	3,812,707
Martin Marietta Materials, Inc.	19,365	11,872,681
Mosaic Co.	103,329	2,836,381
MP Materials Corp. *	43,429	2,739,936
NewMarket Corp.	2,590	1,988,861
Newmont Corp.	353,829	28,649,534
Nucor Corp.	73,829	11,078,041
Packaging Corp. of America	28,603	5,599,323
PPG Industries, Inc.	72,539	7,090,687
Reliance, Inc.	16,754	4,731,832
Royal Gold, Inc.	26,017	4,547,511
RPM International, Inc.	41,229	4,505,505
Sherwin-Williams Co.	74,688	25,762,879
Smurfit WestRock PLC	167,516	6,184,691
Solstice Advanced Materials, Inc. *	51,099	2,303,032
Steel Dynamics, Inc.	44,228	6,934,950
Vulcan Materials Co.	42,439	12,286,090
Westlake Corp.	10,192	701,312
		406,465,279

Media & Entertainment 8.8%
Alphabet, Inc., Class A	1,870,813	526,053,908
Alphabet, Inc., Class C	1,501,861	423,254,467
Charter Communications, Inc., Class A *	29,911	6,994,388
Comcast Corp., Class A	1,185,550	32,999,784
EchoStar Corp., Class A *	43,274	3,239,924
Electronic Arts, Inc.	72,586	14,521,555
Fox Corp., Class A	110,847	7,166,259
Interpublic Group of Cos., Inc.	117,950	3,026,597
Liberty Broadband Corp., Class C *	38,026	2,046,559
Liberty Media Corp.-Liberty Formula One, Class C *	71,639	7,153,154
Liberty Media Corp.-Liberty Live, Class C *	16,272	1,471,152
Live Nation Entertainment, Inc. *	50,753	7,589,096
Match Group, Inc.	75,548	2,443,222
Meta Platforms, Inc., Class A	697,563	452,264,971
Netflix, Inc. *	136,661	152,904,527
New York Times Co., Class A	50,865	2,898,796
News Corp., Class A	165,622	4,388,983
Nexstar Media Group, Inc., Class A	9,077	1,776,641
Omnicom Group, Inc.	62,280	4,672,246
Paramount Skydance Corp., Class B	100,910	1,553,005
Pinterest, Inc., Class A *	192,390	6,368,109
Reddit, Inc., Class A *	39,879	8,332,717
ROBLOX Corp., Class A *	207,804	23,631,471
Roku, Inc. *	41,478	4,402,060
Sirius XM Holdings, Inc.	60,640	1,315,282
Snap, Inc., Class A *	349,378	2,725,148
Take-Two Interactive Software, Inc. *	55,854	14,319,290
TKO Group Holdings, Inc.	21,973	4,139,713
Trade Desk, Inc., Class A *	143,555	7,217,946
Walt Disney Co.	578,236	65,120,938
Warner Bros Discovery, Inc. *	796,901	17,890,428
		1,813,882,336

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	568,145	123,878,336
Agilent Technologies, Inc.	91,558	13,400,429
Alnylam Pharmaceuticals, Inc. *	42,231	19,259,025
Amgen, Inc.	173,143	51,671,065
Avantor, Inc. *	221,897	2,622,823
Avidity Biosciences, Inc. *	43,494	3,038,056
Axsome Therapeutics, Inc. *	13,552	1,829,384
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biogen, Inc. *	46,900	7,235,263
BioMarin Pharmaceutical, Inc. *	61,704	3,305,483
Bio-Rad Laboratories, Inc., Class A *	5,849	1,869,048
Bio-Techne Corp.	50,514	3,160,661
Bridgebio Pharma, Inc. *	54,322	3,402,730
Bristol-Myers Squibb Co.	653,489	30,106,238
Charles River Laboratories International, Inc. *	15,857	2,855,370
Corcept Therapeutics, Inc. *	30,200	2,218,794
Cytokinetics, Inc. *	38,382	2,440,711
Danaher Corp.	204,788	44,107,239
Elanco Animal Health, Inc. *	161,938	3,586,927
Eli Lilly & Co.	255,689	220,623,811
Exact Sciences Corp. *	60,219	3,895,567
Exelixis, Inc. *	86,081	3,328,752
Gilead Sciences, Inc.	399,012	47,797,647
Halozyme Therapeutics, Inc. *	37,648	2,454,273
Illumina, Inc. *	49,509	6,116,342
Incyte Corp. *	52,673	4,923,872
Insmed, Inc. *	68,112	12,914,035
Ionis Pharmaceuticals, Inc. *	51,551	3,830,239
IQVIA Holdings, Inc. *	54,758	11,852,917
Jazz Pharmaceuticals PLC *	19,849	2,732,016
Johnson & Johnson	774,549	146,289,070
Madrigal Pharmaceuticals, Inc. *	5,889	2,466,902
Medpace Holdings, Inc. *	7,152	4,183,276
Merck & Co., Inc.	803,315	69,069,024
Mettler-Toledo International, Inc. *	6,650	9,418,329
Moderna, Inc. *	110,385	2,998,057
Natera, Inc. *	44,077	8,768,238
Neurocrine Biosciences, Inc. *	31,790	4,552,646
Nuvalent, Inc., Class A *	15,168	1,506,486
Pfizer, Inc.	1,827,236	45,041,367
Regeneron Pharmaceuticals, Inc.	32,816	21,389,469
Repligen Corp. *	17,121	2,552,056
Revolution Medicines, Inc. *	57,345	3,374,180
Revvity, Inc.	37,387	3,499,049
Rhythm Pharmaceuticals, Inc. *	19,470	2,214,907
Roivant Sciences Ltd. *	141,227	2,823,128
Royalty Pharma PLC, Class A	122,532	4,599,851
Summit Therapeutics, Inc. *(a)	45,071	852,293
Tempus AI, Inc. *	32,067	2,881,220
Thermo Fisher Scientific, Inc.	121,439	68,903,274
United Therapeutics Corp. *	14,551	6,481,452
Vertex Pharmaceuticals, Inc. *	82,338	35,040,583
Viatris, Inc.	372,727	3,861,452
Waters Corp. *	19,063	6,664,425
West Pharmaceutical Services, Inc.	23,033	6,496,918
Zoetis, Inc.	142,742	20,567,695
		1,126,952,400

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	94,357	14,382,838
CoStar Group, Inc. *	136,515	9,393,597
Jones Lang LaSalle, Inc. *	15,177	4,630,351
Zillow Group, Inc., Class C *	56,281	4,219,949
		32,626,735

Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc. *	521,925	133,675,431
Allegro MicroSystems, Inc. *	39,941	1,195,035
Amkor Technology, Inc.	37,312	1,204,431
Analog Devices, Inc.	159,439	37,329,453
Applied Materials, Inc.	258,083	60,159,147
Astera Labs, Inc. *	41,756	7,795,010
Broadcom, Inc.	1,512,690	559,135,605
SECURITY	NUMBER OF SHARES	VALUE ($)
Cirrus Logic, Inc. *	16,446	2,181,562
Credo Technology Group Holding Ltd. *	48,644	9,126,587
Enphase Energy, Inc. *	40,748	1,243,221
Entegris, Inc.	49,191	4,504,420
First Solar, Inc. *	34,472	9,201,956
GLOBALFOUNDRIES, Inc. *	33,807	1,203,529
Impinj, Inc. *	8,336	1,685,206
Intel Corp. *	1,407,399	56,281,886
KLA Corp.	42,422	51,277,168
Lam Research Corp.	407,038	64,092,204
Lattice Semiconductor Corp. *	43,609	3,181,713
MACOM Technology Solutions Holdings, Inc. *	20,630	3,055,922
Marvell Technology, Inc.	277,763	26,037,504
Microchip Technology, Inc.	173,894	10,854,463
Micron Technology, Inc.	359,923	80,539,970
MKS, Inc.	21,823	3,136,183
Monolithic Power Systems, Inc.	15,418	15,495,090
NVIDIA Corp.	7,847,318	1,589,003,422
NXP Semiconductors NV	81,326	17,006,893
ON Semiconductor Corp. *	131,700	6,595,536
Qorvo, Inc. *	27,194	2,581,254
QUALCOMM, Inc.	346,814	62,738,653
Rambus, Inc. *	34,613	3,559,601
Semtech Corp. *	27,900	1,893,294
SiTime Corp. *	7,032	2,036,748
Skyworks Solutions, Inc.	47,741	3,710,431
Teradyne, Inc.	51,236	9,312,655
Texas Instruments, Inc.	292,291	47,193,305
Universal Display Corp.	14,402	2,121,127
		2,891,345,615

Software & Services 12.2%
Accenture PLC, Class A	200,138	50,054,514
ACI Worldwide, Inc. *	33,990	1,618,944
Adobe, Inc. *	136,307	46,386,635
Akamai Technologies, Inc. *	45,741	3,435,149
Amdocs Ltd.	36,266	3,055,773
Appfolio, Inc., Class A *	7,137	1,815,867
AppLovin Corp., Class A *	87,038	55,471,929
Atlassian Corp., Class A *	52,969	8,974,008
Aurora Innovation, Inc. *	368,809	1,932,559
Autodesk, Inc. *	68,881	20,756,601
Bentley Systems, Inc., Class B	47,981	2,438,874
Bill Holdings, Inc. *	30,358	1,507,578
Cadence Design Systems, Inc. *	87,763	29,724,450
CCC Intelligent Solutions Holdings, Inc. *	176,031	1,534,990
Circle Internet Group, Inc. *(a)	17,176	2,181,008
Clearwater Analytics Holdings, Inc., Class A *	92,039	1,694,438
Cloudflare, Inc., Class A *	100,401	25,431,573
Cognizant Technology Solutions Corp., Class A	157,198	11,456,590
Commvault Systems, Inc. *	13,902	1,935,436
Confluent, Inc., Class A *	93,717	2,190,166
CoreWeave, Inc., Class A *	70,418	9,415,591
Crowdstrike Holdings, Inc., Class A *	80,080	43,484,241
Datadog, Inc., Class A *	103,740	16,889,909
Docusign, Inc., Class A *	64,885	4,745,689
Dropbox, Inc., Class A *	59,176	1,716,104
D-Wave Quantum, Inc. *	109,130	4,044,358
Dynatrace, Inc. *	96,131	4,861,345
Elastic NV *	28,783	2,568,019
EPAM Systems, Inc. *	17,902	2,927,693
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fair Isaac Corp. *	7,729	12,826,507
Figma, Inc., Class A *(a)	11,871	591,651
Fortinet, Inc. *	209,669	18,121,692
Gartner, Inc. *	24,373	6,052,791
Gen Digital, Inc.	180,528	4,758,718
Gitlab, Inc., Class A *	44,400	2,164,500
GoDaddy, Inc., Class A *	44,548	5,930,675
Guidewire Software, Inc. *	27,042	6,318,093
HubSpot, Inc. *	16,950	8,338,044
Informatica, Inc., Class A *	35,080	872,440
InterDigital, Inc.	8,315	3,009,697
International Business Machines Corp.	299,587	92,096,040
Intuit, Inc.	89,707	59,883,908
Kyndryl Holdings, Inc. *	75,092	2,171,661
Life360, Inc. *	24,992	2,466,960
Manhattan Associates, Inc. *	19,477	3,546,177
MARA Holdings, Inc. *	119,164	2,177,126
Microsoft Corp.	2,390,591	1,237,871,926
MongoDB, Inc., Class A *	26,226	9,436,639
Nutanix, Inc., Class A *	86,254	6,144,735
Okta, Inc. *	53,361	4,884,132
Oracle Corp.	532,978	139,965,353
Palantir Technologies, Inc., Class A *	731,429	146,629,572
Palo Alto Networks, Inc. *	215,033	47,358,868
Pegasystems, Inc.	28,860	1,836,939
Procore Technologies, Inc. *	37,145	2,742,044
PTC, Inc. *	38,464	7,636,643
Roper Technologies, Inc.	34,660	15,463,559
Rubrik, Inc., Class A *	42,913	3,230,062
SailPoint, Inc. *	23,111	501,046
Salesforce, Inc.	307,460	80,065,659
Samsara, Inc., Class A *	96,415	3,872,991
SentinelOne, Inc., Class A *	104,082	1,857,864
ServiceNow, Inc. *	66,874	61,475,931
ServiceTitan, Inc., Class A *	17,637	1,664,227
Snowflake, Inc., Class A *	107,463	29,539,429
SoundHound AI, Inc., Class A *	120,860	2,129,553
Strategy, Inc., Class A *	85,023	22,914,549
Synopsys, Inc. *	59,611	27,052,664
Twilio, Inc., Class A *	49,740	6,708,931
Tyler Technologies, Inc. *	13,863	6,602,392
UiPath, Inc., Class A *	131,824	2,090,729
Unity Software, Inc. *	108,864	4,125,946
Varonis Systems, Inc., Class B *	36,538	1,287,234
VeriSign, Inc.	26,929	6,457,574
Workday, Inc., Class A *	69,507	16,676,119
Zoom Communications, Inc. *	83,837	7,313,102
Zscaler, Inc. *	32,088	10,625,620
		2,511,738,743

Technology Hardware & Equipment 8.6%
Advanced Energy Industries, Inc.	12,054	2,443,707
Amphenol Corp., Class A	392,895	54,745,989
Apple, Inc.	4,772,838	1,290,432,210
Arista Networks, Inc. *	331,320	52,245,851
Arrow Electronics, Inc. *	16,003	1,785,135
Badger Meter, Inc.	9,639	1,739,358
Belden, Inc.	12,798	1,559,436
CDW Corp.	42,229	6,730,036
Ciena Corp. *	45,465	8,634,713
Cisco Systems, Inc.	1,273,294	93,090,524
Cognex Corp.	54,624	2,260,887
Coherent Corp. *	49,998	6,597,736
Corning, Inc.	250,222	22,289,776
Dell Technologies, Inc., Class C	97,734	15,833,885
F5, Inc. *	18,205	4,606,775
SECURITY	NUMBER OF SHARES	VALUE ($)
Fabrinet *	11,551	5,089,024
Flex Ltd. *	121,319	7,584,864
Hewlett Packard Enterprise Co.	420,822	10,276,473
HP, Inc.	302,749	8,377,065
IonQ, Inc. *	95,604	5,963,778
Itron, Inc. *	14,805	1,485,386
Jabil, Inc.	34,601	7,643,015
Keysight Technologies, Inc. *	55,496	10,153,548
Littelfuse, Inc.	7,881	1,917,526
Lumentum Holdings, Inc. *	22,495	4,534,092
Mirion Technologies, Inc., Class A *	77,087	2,264,045
Motorola Solutions, Inc.	53,491	21,755,325
NetApp, Inc.	64,442	7,589,979
Pure Storage, Inc., Class A *	99,998	9,869,803
Sandisk Corp. *	44,712	8,912,443
Sanmina Corp. *	17,202	2,357,534
Seagate Technology Holdings PLC	68,522	17,533,409
Super Micro Computer, Inc. *	161,513	8,392,216
TD SYNNEX Corp.	24,774	3,876,883
TE Connectivity PLC	95,246	23,526,714
Teledyne Technologies, Inc. *	14,979	7,891,237
Trimble, Inc. *	76,731	6,119,297
Ubiquiti, Inc.	1,380	1,086,308
Vontier Corp.	46,491	1,789,904
Western Digital Corp.	111,776	16,789,873
Zebra Technologies Corp., Class A *	16,440	4,426,470
		1,772,202,229

Telecommunication Services 0.7%
AST SpaceMobile, Inc. *	75,430	6,053,258
AT&T, Inc.	2,299,645	56,916,214
Frontier Communications Parent, Inc. *	80,450	3,037,792
GCI Liberty, Inc. *(c)	32,171	0
T-Mobile U.S., Inc.	155,878	32,742,174
Verizon Communications, Inc.	1,356,018	53,888,155
		152,637,593

Transportation 1.3%
Alaska Air Group, Inc. *	36,813	1,536,206
American Airlines Group, Inc. *	214,308	2,813,864
Avis Budget Group, Inc. *	5,429	738,724
CH Robinson Worldwide, Inc.	38,037	5,857,318
CSX Corp.	600,124	21,616,466
Delta Air Lines, Inc.	208,734	11,977,157
Expeditors International of Washington, Inc.	43,716	5,328,980
FedEx Corp.	69,841	17,727,043
GXO Logistics, Inc. *	35,623	2,002,369
JB Hunt Transport Services, Inc.	24,487	4,134,875
Joby Aviation, Inc. *	168,182	2,916,276
Knight-Swift Transportation Holdings, Inc.	51,247	2,312,265
Lyft, Inc., Class A *	127,980	2,618,471
Norfolk Southern Corp.	72,221	20,465,987
Old Dominion Freight Line, Inc.	59,575	8,365,522
Ryder System, Inc.	13,003	2,200,498
Saia, Inc. *	8,642	2,527,785
Southwest Airlines Co.	169,161	5,125,578
Uber Technologies, Inc. *	670,666	64,719,269
U-Haul Holding Co., Non Voting Shares	32,569	1,579,271
Union Pacific Corp.	190,909	42,070,616
United Airlines Holdings, Inc. *	104,233	9,802,071
United Parcel Service, Inc., Class B	237,044	22,855,782
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XPO, Inc. *	37,931	5,457,133
		266,749,526

Utilities 2.3%
AES Corp.	231,207	3,206,841
Alliant Energy Corp.	81,410	5,439,816
Ameren Corp.	86,927	8,868,293
American Electric Power Co., Inc.	172,198	20,708,531
American Water Works Co., Inc.	62,811	8,066,817
Atmos Energy Corp.	51,154	8,784,165
CenterPoint Energy, Inc.	210,081	8,033,497
CMS Energy Corp.	96,157	7,072,347
Consolidated Edison, Inc.	116,173	11,316,412
Constellation Energy Corp.	100,376	37,841,752
Dominion Energy, Inc.	274,892	16,133,411
DTE Energy Co.	66,763	9,049,057
Duke Energy Corp.	250,456	31,131,681
Edison International	123,865	6,859,644
Entergy Corp.	143,818	13,819,472
Essential Utilities, Inc.	89,994	3,512,466
Evergy, Inc.	74,630	5,732,330
Eversource Energy	119,386	8,811,881
Exelon Corp.	325,260	15,000,991
FirstEnergy Corp.	167,285	7,666,672
IDACORP, Inc.	17,459	2,252,560
National Fuel Gas Co.	28,075	2,215,398
NextEra Energy, Inc.	662,069	53,892,417
NiSource, Inc.	151,410	6,375,875
NRG Energy, Inc.	62,316	10,709,628
OGE Energy Corp.	63,821	2,817,059
Oklo, Inc. *	37,556	4,986,310
Ormat Technologies, Inc.	19,465	2,070,492
PG&E Corp.	707,456	11,290,998
Pinnacle West Capital Corp.	39,013	3,453,431
PPL Corp.	238,063	8,694,061
Public Service Enterprise Group, Inc.	160,734	12,948,731
Sempra	210,002	19,307,584
Southern Co.	354,221	33,310,943
Southwest Gas Holdings, Inc.	19,799	1,574,021
Talen Energy Corp. *	14,718	5,883,962
TXNM Energy, Inc.	30,483	1,731,434
UGI Corp.	68,844	2,301,455
Vistra Corp.	102,605	19,320,521
WEC Energy Group, Inc.	103,399	11,552,770
Xcel Energy, Inc.	190,296	15,446,326
		469,192,052
Total Common Stocks (Cost $3,514,421,880)		20,514,123,895

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)	18,948,568	18,948,568
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	4,047,415	4,047,415
		22,995,983
Total Short-Term Investments (Cost $22,995,983)		22,995,983
Total Investments in Securities (Cost $3,537,417,863)		20,537,119,878

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	9	2,931,930	(25,330)
S&P 500 Index, e-mini, expires 12/19/25	78	26,808,600	361,886
			336,556

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,963,256.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$34,260,471	$5,967,763	($979,020 )	$97,063	$12,206,254	$51,552,531	545,414	$568,315
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$20,361,486,302	$—	$—	$20,361,486,302
Telecommunication Services	152,637,593	—	0 *	152,637,593
Short-Term Investments[1]	22,995,983	—	—	22,995,983
Futures Contracts[2]	361,886	—	—	361,886
Liabilities
Futures Contracts[2]	(25,330)	—	—	(25,330)
Total	$20,537,456,434	$—	$0	$20,537,456,434

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $9,371,386)		$51,552,531
Investments in securities, at value - unaffiliated issuers (cost $3,528,046,477) including securities on loan of $3,963,256		20,485,567,347
Deposit with broker for futures contracts		3,197,851
Receivables:
Dividends		9,079,919
Fund shares sold		3,677,018
Variation margin on future contracts		89,610
Income from securities on loan	+	25,653
Total assets		20,553,189,929

Liabilities
Collateral held for securities on loan		4,047,415
Payables:
Fund shares redeemed		5,102,985
Investment adviser fees		915,495
Investments bought	+	191,239
Total liabilities		10,257,134
Net assets		$20,542,932,795

Net Assets by Source
Capital received from investors		$3,300,048,771
Total distributable earnings	+	17,242,884,024
Net assets		$20,542,932,795

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$20,542,932,795		1,393,010,921		$14.75

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $67,502)		$230,947,106
Dividends received from securities - affiliated issuers		568,315
Other Interest		148,662
Securities on loan, net	+	208,042
Total investment income		231,872,125

Expenses
Investment adviser fees		9,255,701
Total expenses	–	9,255,701
Net investment income		222,616,424

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		97,063
Net realized gains on sales of securities - unaffiliated issuers		139,084,696
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		111,566,934
Net realized gains on futures contracts	+	6,446,645
Net realized gains		257,195,338
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		12,206,254
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		3,123,836,837
Net change in unrealized appreciation (depreciation) on futures contracts	+	985,806
Net change in unrealized appreciation (depreciation)		3,137,028,897
Net realized and unrealized gains		3,394,224,235
Increase in net assets resulting from operations		$3,616,840,659
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$222,616,424	$215,942,227
Net realized gains		257,195,338	192,063,037
Net change in unrealized appreciation (depreciation)	+	3,137,028,897	4,452,269,453
Increase in net assets resulting from operations		$3,616,840,659	$4,860,274,717

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($218,384,415 )	($204,576,918 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		111,974,742	$1,450,290,800	111,384,560	$1,240,390,357
Shares reinvested		13,121,300	170,314,465	16,383,070	161,356,836
Shares redeemed	+	(141,165,651)	(1,833,422,360)	(134,787,170)	(1,510,750,063)
Net transactions in fund shares		(16,069,609)	($212,817,095 )	(7,019,540)	($109,002,870 )

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,409,080,530	$17,357,293,646	1,416,100,070	$12,810,598,717
Total increase (decrease)	+	(16,069,609)	3,185,639,149	(7,019,540)	4,546,694,929
End of period		1,393,010,921	$20,542,932,795	1,409,080,530	$17,357,293,646

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$35.63	$26.99	$29.87	$39.97	$27.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.47	0.47	0.40	0.37
Net realized and unrealized gains (losses)	4.67	8.66	(2.98)	(7.31)	13.29
Total from investment operations	5.12	9.13	(2.51)	(6.91)	13.66
Less distributions:
Distributions from net investment income	(0.59)	(0.49)	(0.37)	(0.42)	(0.38)
Distributions from net realized gains	—	—	—	(2.77)	(0.49)
Total distributions	(0.59)	(0.49)	(0.37)	(3.19)	(0.87)
Net asset value at end of period	$40.16	$35.63	$26.99	$29.87	$39.97
Total return	14.50%	34.14%	(8.47%)	(18.53%)	50.82%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%[2]	0.04%
Net investment income (loss)	1.24%	1.42%	1.60%	1.25%	0.98%
Portfolio turnover rate	12%[3]	15%[3]	10%[3]	16%[3]	19%[3]
Net assets, end of period (x 1,000,000)	$7,193	$6,330	$4,881	$5,372	$6,587

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	210,475	4,880,915
American Axle & Manufacturing Holdings, Inc. *	289,476	1,794,751
Cooper-Standard Holdings, Inc. *	41,698	1,260,114
Dana, Inc.	330,811	6,715,463
Dorman Products, Inc. *	68,840	9,233,509
Faraday Future Intelligent Electric, Inc. *(a)	223,151	307,948
Fox Factory Holding Corp. *	104,416	2,308,638
Garrett Motion, Inc.	335,892	5,690,010
Gentherm, Inc. *	75,730	2,786,864
Goodyear Tire & Rubber Co. *	652,850	4,498,137
Holley, Inc. *	147,662	423,790
LCI Industries	61,601	6,375,088
Livewire Group, Inc., Class A *	92,162	505,048
Luminar Technologies, Inc. *(a)	115,724	134,240
Modine Manufacturing Co. *	130,763	20,034,199
Motorcar Parts of America, Inc. *	33,114	564,925
Patrick Industries, Inc.	81,099	8,464,303
Phinia, Inc.	96,129	4,990,056
Solid Power, Inc. *	380,821	2,391,556
Standard Motor Products, Inc.	52,613	1,953,521
Strattec Security Corp. *	9,742	597,769
Visteon Corp.	68,608	7,352,033
Winnebago Industries, Inc.	68,378	2,578,534
XPEL, Inc. *	60,423	2,060,424
		97,901,835

Banks 9.3%
1st Source Corp.	46,028	2,735,904
ACNB Corp.	25,694	1,160,855
Amalgamated Financial Corp.	58,690	1,599,889
Amerant Bancorp, Inc.	92,955	1,558,855
Ameris Bancorp	164,944	11,813,289
Ames National Corp.	22,707	473,668
Arrow Financial Corp.	41,009	1,143,741
Associated Banc-Corp.	415,142	10,283,067
Atlantic Union Bankshares Corp.	355,410	11,557,933
Axos Financial, Inc. *	135,665	10,579,157
Banc of California, Inc.	320,393	5,437,069
BancFirst Corp.	52,140	5,675,960
Bancorp, Inc. *	113,739	7,435,118
Bank First Corp.	22,572	2,756,493
Bank of Hawaii Corp.	98,333	6,384,762
Bank of Marin Bancorp	37,031	953,548
Bank of NT Butterfield & Son Ltd.	103,870	4,805,026
Bank7 Corp.	10,305	427,761
BankFinancial Corp.	27,849	307,731
BankUnited, Inc.	188,331	7,548,306
Bankwell Financial Group, Inc.	17,843	773,494
Banner Corp.	84,994	5,132,788
Bar Harbor Bankshares	37,239	1,092,220
BayCom Corp.	26,209	714,457
BCB Bancorp, Inc.	40,445	321,133
Beacon Financial Corp.	208,191	5,067,369
Blue Foundry Bancorp *	48,725	401,494
Blue Ridge Bankshares, Inc. *	169,764	760,543
Bridgewater Bancshares, Inc. *	51,245	843,493
Burke & Herbert Financial Services Corp.	33,460	1,969,456
Business First Bancshares, Inc.	71,604	1,755,730
SECURITY	NUMBER OF SHARES	VALUE ($)
BV Financial, Inc. *	21,674	353,286
Byline Bancorp, Inc.	77,866	2,082,137
C&F Financial Corp.	7,616	521,011
Cadence Bank	465,984	17,586,236
California BanCorp *	56,119	1,037,640
Camden National Corp.	41,892	1,598,180
Capital Bancorp, Inc.	29,526	820,675
Capital City Bank Group, Inc.	34,327	1,335,320
Capitol Federal Financial, Inc.	304,622	1,839,917
Carter Bankshares, Inc. *	57,656	984,764
Cathay General Bancorp	168,210	7,645,145
CB Financial Services, Inc.	11,554	374,003
Central Pacific Financial Corp.	66,728	1,902,415
CF Bankshares, Inc.	9,542	221,374
Chain Bridge Bancorp, Inc., Class A *	5,770	171,023
Chemung Financial Corp.	10,395	526,715
ChoiceOne Financial Services, Inc.	36,045	1,032,329
Citizens & Northern Corp.	38,412	743,656
Citizens Community Bancorp, Inc.	23,893	373,925
Citizens Financial Services, Inc.	11,422	625,811
City Holding Co.	35,055	4,132,283
Civista Bancshares, Inc.	47,356	1,019,575
CNB Financial Corp.	69,931	1,720,303
Coastal Financial Corp. *	32,174	3,426,531
CoastalSouth Bancshares, Inc. *	11,582	246,465
Colony Bankcorp, Inc.	43,089	688,993
Columbia Financial, Inc. *	67,808	1,000,168
Community Financial System, Inc.	132,208	7,334,900
Community Trust Bancorp, Inc.	39,861	2,040,684
Community West Bancshares	41,830	885,959
ConnectOne Bancorp, Inc.	118,098	2,841,438
Customers Bancorp, Inc. *	73,879	4,958,758
CVB Financial Corp.	330,116	6,064,231
Dime Community Bancshares, Inc.	99,193	2,603,816
Eagle Bancorp Montana, Inc.	18,515	300,498
Eagle Bancorp, Inc.	70,283	1,177,240
Eagle Financial Services, Inc.	11,615	420,579
Eastern Bankshares, Inc.	490,813	8,603,952
ECB Bancorp, Inc. *	19,368	310,469
Enterprise Financial Services Corp.	91,569	4,795,469
Equity Bancshares, Inc., Class A	35,101	1,421,942
Esquire Financial Holdings, Inc.	17,690	1,659,322
Farmers & Merchants Bancorp, Inc.	32,158	768,576
Farmers National Banc Corp.	90,761	1,178,078
FB Bancorp, Inc. *	44,391	538,019
FB Financial Corp.	103,411	5,585,228
Fidelity D&D Bancorp, Inc.	11,926	520,928
Financial Institutions, Inc.	48,884	1,389,772
Finward Bancorp (a)	8,575	301,411
Finwise Bancorp *	22,856	438,607
First BanCorp	403,623	7,866,612
First Bancorp, Inc.	27,330	677,511
First Bancorp/Southern Pines NC	100,953	4,900,259
First Bank	53,540	836,295
First Busey Corp.	214,053	4,786,225
First Business Financial Services, Inc.	19,430	983,352
First Capital, Inc.	8,187	352,450
First Commonwealth Financial Corp.	260,005	3,975,476
First Community Bankshares, Inc.	39,150	1,266,111
First Community Corp.	18,504	496,092
First Financial Bancorp	238,449	5,582,091
First Financial Bankshares, Inc.	335,466	10,362,545
First Financial Corp.	28,448	1,516,847
First Foundation, Inc. *	155,231	844,457
First Internet Bancorp	19,480	345,575
First Interstate BancSystem, Inc., Class A	223,412	6,981,625
First Merchants Corp.	145,674	5,168,514
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Mid Bancshares, Inc.	54,026	1,930,349
First National Corp.	19,604	441,482
First Savings Financial Group, Inc.	13,887	411,055
First United Corp.	15,125	522,266
First Western Financial, Inc. *	21,232	490,247
Firstsun Capital Bancorp *	31,661	1,077,740
Five Star Bancorp	39,224	1,392,844
Flagstar Bank NA	758,153	8,658,107
Flushing Financial Corp.	79,712	1,089,663
Franklin Financial Services Corp.	10,523	476,692
FS Bancorp, Inc.	16,721	646,936
Fulton Financial Corp.	455,694	7,915,405
FVCBankcorp, Inc.	38,451	469,871
GBank Financial Holdings, Inc. *	22,473	815,096
German American Bancorp, Inc.	90,292	3,479,854
Glacier Bancorp, Inc.	319,836	13,065,301
Great Southern Bancorp, Inc.	20,922	1,165,355
Greene County Bancorp, Inc.	16,941	371,855
Hancock Whitney Corp.	214,690	12,260,946
Hanmi Financial Corp.	75,359	1,989,478
Hanover Bancorp, Inc.	10,484	217,124
HarborOne Bancorp, Inc.	93,944	1,136,722
Hawthorn Bancshares, Inc.	14,633	442,063
HBT Financial, Inc.	28,230	688,530
Heritage Commerce Corp.	148,796	1,547,478
Heritage Financial Corp.	84,933	1,884,663
Hilltop Holdings, Inc.	111,280	3,594,344
Hingham Institution For Savings	4,164	1,225,299
Home Bancorp, Inc.	17,108	909,290
Home BancShares, Inc.	469,502	12,540,398
HomeTrust Bancshares, Inc.	39,570	1,555,497
Hope Bancorp, Inc.	308,237	3,233,406
Horizon Bancorp, Inc.	109,131	1,702,444
Independent Bank Corp.	121,672	8,187,309
Independent Bank Corp. MI	49,687	1,501,541
International Bancshares Corp.	136,063	9,031,862
Investar Holding Corp.	22,575	536,382
John Marshall Bancorp, Inc.	31,897	609,233
Kearny Financial Corp.	145,059	926,927
Lakeland Financial Corp.	62,714	3,577,834
Landmark Bancorp, Inc.	11,381	292,378
LCNB Corp.	33,401	513,039
LINKBANCORP, Inc.	54,708	384,597
Live Oak Bancshares, Inc.	87,779	2,733,438
MainStreet Bancshares, Inc.	17,565	325,831
Mechanics Bancorp, Class A *	44,700	598,533
Mercantile Bank Corp.	39,585	1,735,802
Meridian Corp.	22,740	324,955
Metrocity Bankshares, Inc.	49,405	1,265,262
Metropolitan Bank Holding Corp.	22,819	1,512,215
Mid Penn Bancorp, Inc.	48,614	1,383,068
Middlefield Banc Corp.	17,952	585,235
Midland States Bancorp, Inc.	50,932	745,644
MidWestOne Financial Group, Inc.	40,840	1,510,672
MVB Financial Corp.	29,223	747,524
National Bank Holdings Corp., Class A	94,446	3,367,944
National Bankshares, Inc.	15,544	445,025
NB Bancorp, Inc.	88,131	1,592,527
NBT Bancorp, Inc.	127,806	5,172,309
Nicolet Bankshares, Inc.	33,712	3,982,736
Northeast Bank	19,535	1,685,480
Northeast Community Bancorp, Inc.	30,892	606,719
Northfield Bancorp, Inc.	91,299	933,076
Northpointe Bancshares, Inc.	26,348	417,616
Northrim BanCorp, Inc.	53,536	1,176,721
Northwest Bancshares, Inc.	362,063	4,239,758
Norwood Financial Corp.	21,226	564,824
Oak Valley Bancorp	17,326	472,653
SECURITY	NUMBER OF SHARES	VALUE ($)
OceanFirst Financial Corp.	141,565	2,573,652
OFG Bancorp	111,109	4,295,474
Ohio Valley Banc Corp.	9,555	334,425
Old National Bancorp	874,090	17,857,659
Old Second Bancorp, Inc.	125,196	2,247,268
OP Bancorp	29,441	393,037
Orange County Bancorp, Inc.	29,088	711,202
Origin Bancorp, Inc.	73,950	2,563,107
Orrstown Financial Services, Inc.	46,416	1,544,724
Park National Corp.	37,029	5,635,444
Parke Bancorp, Inc.	24,273	524,540
Pathward Financial, Inc.	59,111	4,023,095
Patriot National Bancorp, Inc. *	126,158	150,128
PCB Bancorp	27,645	582,480
Peapack-Gladstone Financial Corp.	40,288	1,019,286
Peoples Bancorp of North Carolina, Inc.	10,577	311,281
Peoples Bancorp, Inc.	87,230	2,494,778
Peoples Financial Services Corp.	22,847	1,017,605
Pioneer Bancorp, Inc. *	28,152	369,917
Plumas Bancorp	15,391	631,647
Ponce Financial Group, Inc. *	49,070	692,378
Preferred Bank	28,988	2,616,167
Primis Financial Corp.	55,569	604,869
Princeton Bancorp, Inc.	13,483	419,052
Provident Bancorp, Inc. *	40,385	514,909
Provident Financial Services, Inc.	321,665	5,883,253
QCR Holdings, Inc.	41,294	3,071,861
RBB Bancorp	42,037	783,149
Red River Bancshares, Inc.	11,632	768,410
Renasant Corp.	235,367	7,915,392
Republic Bancorp, Inc., Class A	20,698	1,363,998
Rhinebeck Bancorp, Inc. *	11,327	113,157
Richmond Mutual BanCorp, Inc. (a)	22,767	303,484
Riverview Bancorp, Inc.	51,020	264,284
S&T Bancorp, Inc.	95,352	3,493,697
SB Financial Group, Inc.	14,854	290,544
Seacoast Banking Corp. of Florida	212,357	6,434,417
ServisFirst Bancshares, Inc.	128,733	9,046,068
Shore Bancshares, Inc.	76,876	1,200,034
Sierra Bancorp	31,541	907,750
Simmons First National Corp., Class A	353,876	6,150,365
SmartFinancial, Inc.	36,644	1,281,441
Sound Financial Bancorp, Inc.	5,316	237,306
South Plains Financial, Inc.	32,314	1,179,461
Southern First Bancshares, Inc. *	19,415	851,154
Southern Missouri Bancorp, Inc.	24,005	1,258,822
Southside Bancshares, Inc.	72,249	2,031,642
SR Bancorp, Inc.	19,131	281,608
Stellar Bancorp, Inc.	117,329	3,452,992
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	65,691	4,271,229
Texas Capital Bancshares, Inc. *	113,521	9,517,601
Third Coast Bancshares, Inc. *	32,471	1,193,309
Timberland Bancorp, Inc.	18,808	604,113
Tompkins Financial Corp.	33,387	2,118,739
Towne Bank	183,171	5,954,889
TriCo Bancshares	75,385	3,334,279
Triumph Financial, Inc. *	56,338	3,068,167
TrustCo Bank Corp.	46,468	1,752,308
Trustmark Corp.	142,013	5,285,724
UMB Financial Corp.	181,320	19,379,482
Union Bankshares, Inc.	9,085	207,320
United Bankshares, Inc.	352,835	12,627,965
United Community Banks, Inc.	305,547	8,921,972
United Security Bancshares	33,990	311,518
Unity Bancorp, Inc.	18,252	828,823
Univest Financial Corp.	71,389	2,095,981
USCB Financial Holdings, Inc.	26,395	455,578
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Valley National Bancorp	1,209,116	13,143,091
Virginia National Bankshares Corp.	12,048	479,269
WaFd, Inc.	196,886	5,715,601
Washington Trust Bancorp, Inc.	47,944	1,305,995
WesBanco, Inc.	236,472	7,117,807
West BanCorp, Inc.	38,011	808,494
Westamerica BanCorp	61,718	2,940,863
Western New England Bancorp, Inc.	46,061	523,714
WSFS Financial Corp.	139,777	7,280,984
		667,540,273

Capital Goods 13.8%
3D Systems Corp. *	323,023	923,846
AAR Corp. *	89,170	7,509,006
Aebi Schmidt Holding AG	92,525	1,031,654
AeroVironment, Inc. *	79,638	29,458,893
AerSale Corp. *	79,856	592,531
AirJoule Technologies Corp. *(a)	61,105	315,302
AIRO Group Holdings, Inc. *	17,450	285,482
Alamo Group, Inc.	25,846	4,619,197
Albany International Corp., Class A	75,477	4,270,489
Allient, Inc.	36,136	1,975,916
Alta Equipment Group, Inc.	50,650	309,978
Ameresco, Inc., Class A *	80,166	3,168,160
American Superconductor Corp. *	109,190	6,467,324
American Woodmark Corp. *	35,829	2,283,382
Amprius Technologies, Inc. *	230,911	3,253,536
Apogee Enterprises, Inc.	52,515	1,922,574
Archer Aviation, Inc., Class A *	1,374,761	15,424,818
Arcosa, Inc.	121,069	12,349,038
Argan, Inc.	33,080	10,129,427
Array Technologies, Inc. *	379,168	3,283,595
Astec Industries, Inc.	56,755	2,640,810
Astronics Corp. *	75,560	3,716,041
Atkore, Inc.	83,994	5,816,584
Atmus Filtration Technologies, Inc.	208,320	9,474,394
AZZ, Inc.	74,141	7,402,979
Bloom Energy Corp., Class A *	535,619	70,787,407
Blue Bird Corp. *	79,246	3,959,130
BlueLinx Holdings, Inc. *	19,041	1,246,043
Boise Cascade Co.	94,406	6,654,679
Bowman Consulting Group Ltd., Class A *	35,309	1,528,527
Brookfield Business Corp., Class A	58,179	2,121,206
Byrna Technologies, Inc. *	45,585	923,096
Cadre Holdings, Inc.	70,624	2,998,695
Centuri Holdings, Inc. *	175,680	3,546,979
Chart Industries, Inc. *	112,862	22,529,512
Columbus McKinnon Corp.	70,698	1,147,429
Concrete Pumping Holdings, Inc.	54,532	348,459
Construction Partners, Inc., Class A *	116,941	13,372,203
CSW Industrials, Inc.	40,653	10,180,324
Custom Truck One Source, Inc. *	151,506	892,370
Distribution Solutions Group, Inc. *	24,546	671,088
DNOW, Inc. *	259,591	3,815,988
Douglas Dynamics, Inc.	56,779	1,716,429
Ducommun, Inc. *	34,325	3,149,319
DXP Enterprises, Inc. *	32,444	3,881,925
Dycom Industries, Inc. *	69,943	20,128,896
Eastern Co.	14,235	303,917
Energy Recovery, Inc. *	132,888	2,273,714
Enerpac Tool Group Corp., Class A	135,225	5,549,634
EnerSys	95,863	12,094,076
Enovix Corp. *	410,537	4,922,339
Enpro, Inc.	52,689	12,224,375
Eos Energy Enterprises, Inc. *(a)	635,119	10,180,958
ESCO Technologies, Inc.	64,868	14,236,580
SECURITY	NUMBER OF SHARES	VALUE ($)
Eve Holding, Inc. *	130,028	566,922
EVI Industries, Inc.	12,531	337,585
Federal Signal Corp.	149,877	17,689,982
Fluence Energy, Inc. *	189,999	3,989,979
Fluor Corp. *	409,269	19,960,049
Franklin Electric Co., Inc.	99,628	9,441,746
GATX Corp.	89,585	14,051,407
Gencor Industries, Inc. *	25,595	347,836
Gibraltar Industries, Inc. *	74,572	4,652,547
Global Industrial Co.	36,072	1,025,166
Gorman-Rupp Co.	52,515	2,361,600
Graham Corp. *	26,110	1,626,392
Granite Construction, Inc.	109,134	11,230,980
Great Lakes Dredge & Dock Corp. *	165,568	1,879,197
Greenbrier Cos., Inc.	75,366	3,148,038
Griffon Corp.	95,806	7,090,602
Helios Technologies, Inc.	82,831	4,585,524
Herc Holdings, Inc.	81,493	11,576,081
Hillenbrand, Inc.	176,000	5,561,600
Hillman Solutions Corp. *	494,428	4,558,626
Hudson Technologies, Inc. *	97,424	884,123
Hyliion Holdings Corp. *	307,289	728,275
Hyster-Yale, Inc.	29,282	1,052,395
IES Holdings, Inc. *	22,543	8,834,151
Insteel Industries, Inc.	46,147	1,441,632
Intuitive Machines, Inc., Class A *	272,899	3,255,685
Janus International Group, Inc. *	337,808	3,242,957
JBT Marel Corp.	130,389	16,442,053
JELD-WEN Holding, Inc. *	212,036	920,236
Kadant, Inc.	29,402	8,134,357
Karat Packaging, Inc.	21,329	512,323
Kennametal, Inc.	189,753	4,165,078
Kratos Defense & Security Solutions, Inc. *	416,016	37,691,050
KULR Technology Group, Inc. *(a)	89,369	342,283
L.B. Foster Co., Class A *	25,520	699,248
Limbach Holdings, Inc. *	26,572	2,510,523
Lindsay Corp.	27,084	3,012,824
LSI Industries, Inc.	66,811	1,529,304
Luxfer Holdings PLC	66,698	813,716
Manitowoc Co., Inc. *	86,106	875,698
Masterbrand, Inc. *	317,207	4,006,324
Matrix Service Co. *	67,576	1,014,991
Mayville Engineering Co., Inc. *	35,804	638,027
McGrath RentCorp	61,314	6,587,576
Mercury Systems, Inc. *	129,851	10,051,766
Microvast Holdings, Inc. *	496,206	2,704,323
Miller Industries, Inc.	27,811	1,116,334
Moog, Inc., Class A	70,195	14,379,446
MRC Global, Inc. *	208,838	2,913,290
Mueller Water Products, Inc., Class A	389,178	9,986,307
MYR Group, Inc. *	38,489	8,379,055
NANO Nuclear Energy, Inc. *(a)	77,717	3,694,666
National Presto Industries, Inc.	12,918	1,381,838
Net Power, Inc. *(a)	84,845	324,108
NEXTracker, Inc., Class A *	364,060	36,850,153
NPK International, Inc. *	196,190	2,413,137
NuScale Power Corp. *(a)	315,761	14,168,196
NWPX Infrastructure, Inc. *	24,383	1,466,881
Omega Flex, Inc.	8,273	228,748
Orion Group Holdings, Inc. *	95,283	1,026,198
Palladyne AI Corp. *(a)	59,484	497,881
Park Aerospace Corp.	45,377	869,423
Park-Ohio Holdings Corp.	24,654	508,612
Plug Power, Inc. *	2,722,452	7,323,396
Powell Industries, Inc.	23,825	9,134,267
Power Solutions International, Inc. *	16,166	1,384,133
Preformed Line Products Co.	6,030	1,279,023
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Primoris Services Corp.	135,014	19,107,181
Proto Labs, Inc. *	59,407	2,956,092
Quanex Building Products Corp.	115,079	1,635,273
Redwire Corp. *(a)	123,581	972,582
Resideo Technologies, Inc. *	344,261	14,734,371
REV Group, Inc.	121,054	6,206,439
Richtech Robotics, Inc., Class B *(a)	172,669	832,265
Rush Enterprises, Inc., Class A	175,731	8,682,869
Satellogic, Inc., Class A *	173,457	331,303
Shoals Technologies Group, Inc., Class A *	417,321	4,386,044
SKYX Platforms Corp. *	153,913	270,887
Southland Holdings, Inc. *	31,438	140,528
SPX Technologies, Inc. *	120,321	26,938,669
Standex International Corp.	30,011	6,999,465
Sterling Infrastructure, Inc. *	74,437	28,129,742
SunPower, Inc. *(a)	150,675	271,215
Sunrun, Inc. *	522,838	10,854,117
T1 Energy, Inc. *	276,372	1,028,104
Tecnoglass, Inc.	60,661	3,617,215
Tennant Co.	46,930	3,754,400
Terex Corp.	160,880	7,403,698
Thermon Group Holdings, Inc. *	81,805	2,350,258
Titan International, Inc. *	122,356	923,788
Titan Machinery, Inc. *	51,993	852,685
Transcat, Inc. *	22,875	1,661,869
Trinity Industries, Inc.	204,097	5,586,135
Tutor Perini Corp. *	111,184	7,489,354
UFP Industries, Inc.	150,503	13,865,841
V2X, Inc. *	48,357	2,760,701
Vicor Corp. *	58,231	5,283,299
Voyager Technologies, Inc., Class A *	34,312	1,049,261
VSE Corp.	56,428	10,195,411
Wabash National Corp.	103,222	827,840
Watts Water Technologies, Inc., Class A	68,531	18,681,551
Willis Lease Finance Corp.	7,093	910,599
Worthington Enterprises, Inc.	78,598	4,408,562
Xometry, Inc., Class A *	108,708	5,292,992
Zurn Elkay Water Solutions Corp.	375,160	17,673,788
		992,174,515

Commercial & Professional Services 3.2%
ABM Industries, Inc.	154,607	6,648,101
ACCO Brands Corp.	218,608	821,966
Acme United Corp.	8,194	311,454
ACV Auctions, Inc., Class A *	419,986	3,809,273
Alight, Inc., Class A	1,076,068	3,099,076
Asure Software, Inc. *	63,421	561,276
Barrett Business Services, Inc.	62,357	2,523,588
BlackSky Technology, Inc. *	77,505	1,636,906
BrightView Holdings, Inc. *	179,033	2,205,686
Brink's Co.	104,946	11,665,797
Casella Waste Systems, Inc., Class A *	156,672	13,876,439
CBIZ, Inc. *	123,436	6,788,980
CECO Environmental Corp. *	73,039	3,570,877
Cimpress PLC *	37,247	2,577,865
CompX International, Inc.	3,107	69,876
Conduent, Inc. *	374,586	891,515
CoreCivic, Inc. *	269,792	4,999,246
CRA International, Inc.	16,478	3,138,894
CSG Systems International, Inc.	69,209	5,416,988
Deluxe Corp.	109,477	1,982,628
Ennis, Inc.	60,898	998,727
Enviri Corp. *	188,517	2,301,793
Exponent, Inc.	126,860	8,982,957
First Advantage Corp. *	196,766	2,485,155
Forrester Research, Inc. *	29,599	211,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Covey Co. *	27,533	467,510
GEO Group, Inc. *	337,541	5,728,071
Healthcare Services Group, Inc. *	182,107	3,254,252
Heidrick & Struggles International, Inc.	51,098	2,982,590
HireQuest, Inc.	14,505	123,728
HNI Corp.	113,055	4,626,211
Huron Consulting Group, Inc. *	42,541	6,995,442
IBEX Holdings Ltd. *	26,883	1,004,618
ICF International, Inc.	45,871	3,682,524
Innodata, Inc. *	76,803	5,730,272
Insperity, Inc.	90,152	3,977,506
Interface, Inc., Class A	144,394	3,595,411
Kelly Services, Inc., Class A	74,357	833,542
Kforce, Inc.	44,115	1,116,109
Korn Ferry	128,895	8,339,506
Legalzoom.com, Inc. *	296,275	2,953,862
Liquidity Services, Inc. *	57,276	1,371,187
Maximus, Inc.	141,080	11,726,570
MillerKnoll, Inc.	168,255	2,628,143
Mistras Group, Inc. *	41,215	393,191
Mobile Infrastructure Corp. *	36,151	123,636
Montrose Environmental Group, Inc. *	79,993	2,070,219
NL Industries, Inc.	19,332	116,959
OPENLANE, Inc. *	265,602	7,017,205
Perma-Fix Environmental Services, Inc. *	43,197	591,367
Pitney Bowes, Inc.	430,735	4,255,662
Planet Labs PBC *	583,005	7,841,417
Quad/Graphics, Inc.	71,919	396,274
RCM Technologies, Inc. *	12,263	283,275
Resolute Holdings Management, Inc. *	10,610	781,533
Resources Connection, Inc.	82,771	364,192
Skillsoft Corp. *	11,108	145,848
Spire Global, Inc., Class A *(a)	69,168	752,548
Steelcase, Inc., Class A	209,014	3,335,863
TIC Solutions, Inc. *	425,084	5,156,269
TriNet Group, Inc.	74,786	4,487,160
TrueBlue, Inc. *(c)	70,857	335,862
TTEC Holdings, Inc. *	49,634	173,223
UniFirst Corp.	37,695	5,818,223
Upwork, Inc. *	307,523	4,901,917
Verra Mobility Corp., Class A *	398,473	9,248,558
Vestis Corp.	288,080	1,512,420
Virco Mfg. Corp.	26,407	193,299
Willdan Group, Inc. *	34,692	3,278,741
		226,288,019

Consumer Discretionary Distribution & Retail 2.2%
1-800-Flowers.com, Inc., Class A *(a)	53,747	193,489
Abercrombie & Fitch Co., Class A *	117,619	8,533,258
Academy Sports & Outdoors, Inc.	165,587	7,929,961
Advance Auto Parts, Inc.	149,789	7,059,556
A-Mark Precious Metals, Inc.	47,650	1,266,537
American Eagle Outfitters, Inc.	405,976	6,783,859
America's Car-Mart, Inc. *	19,012	422,827
Arhaus, Inc. *	126,386	1,266,388
Arko Corp.	193,272	851,363
Asbury Automotive Group, Inc. *	48,964	11,486,954
BARK, Inc. *	224,163	203,495
Barnes & Noble Education, Inc. *	41,542	379,278
Bed Bath & Beyond, Inc. *	138,299	1,066,285
Boot Barn Holdings, Inc. *	76,838	14,572,327
Buckle, Inc.	79,021	4,330,351
Build-A-Bear Workshop, Inc.	30,824	1,671,277
Caleres, Inc.	83,625	923,220
Camping World Holdings, Inc., Class A	149,237	1,963,959
Citi Trends, Inc. *	11,954	428,192
Designer Brands, Inc., Class A	82,004	302,595
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Envela Corp. *	15,964	145,113
EVgo, Inc., Class A *	321,015	1,319,372
Genesco, Inc. *	24,353	706,481
GigaCloud Technology, Inc., Class A *	62,007	1,734,956
Group 1 Automotive, Inc.	31,405	12,484,744
Groupon, Inc., Class A *	62,542	1,258,970
Haverty Furniture Cos., Inc.	33,342	727,189
J Jill, Inc.	18,892	284,702
Kohl's Corp.	272,430	4,432,436
Lands' End, Inc. *	29,613	466,109
MarineMax, Inc. *	47,577	1,178,482
Monro, Inc.	74,604	1,092,949
National Vision Holdings, Inc. *	194,844	5,017,233
ODP Corp. *	69,149	1,927,874
OneWater Marine, Inc., Class A *	27,791	431,594
Petco Health & Wellness Co., Inc., Class A *	196,967	626,355
RealReal, Inc. *	236,369	2,886,065
Revolve Group, Inc. *	100,563	2,224,454
Sally Beauty Holdings, Inc. *	252,384	3,813,522
Savers Value Village, Inc. *	95,753	881,885
Shoe Carnival, Inc.	44,572	817,005
Signet Jewelers Ltd.	99,911	9,876,202
Sleep Number Corp. *	47,771	262,741
Sonic Automotive, Inc., Class A	37,101	2,357,027
Stitch Fix, Inc., Class A *	268,962	1,126,951
ThredUp, Inc., Class A *	230,772	2,028,486
Tile Shop Holdings, Inc. *	72,599	454,470
Torrid Holdings, Inc. *(a)	84,585	105,731
Upbound Group, Inc.	130,299	2,525,195
Urban Outfitters, Inc. *	152,640	9,862,070
Victoria's Secret & Co. *	172,408	6,077,382
Warby Parker, Inc., Class A *	245,746	4,814,164
Weyco Group, Inc.	14,683	420,962
Winmark Corp.	7,399	2,983,055
Zumiez, Inc. *	35,645	771,714
		159,758,811

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	68,845	5,323,784
American Outdoor Brands, Inc. *	30,672	210,717
Bassett Furniture Industries, Inc.	19,997	294,956
Beazer Homes USA, Inc. *	69,945	1,566,768
Capri Holdings Ltd. *	290,621	6,030,386
Carter's, Inc.	89,093	2,797,520
Cavco Industries, Inc. *	19,028	10,081,034
Century Communities, Inc.	65,064	3,864,802
Champion Homes, Inc. *	142,913	9,750,954
Clarus Corp.	70,655	235,988
Cricut, Inc., Class A	115,852	615,174
Dream Finders Homes, Inc., Class A *	74,578	1,476,644
Ermenegildo Zegna NV	154,091	1,573,269
Escalade, Inc.	24,983	287,554
Ethan Allen Interiors, Inc.	57,447	1,388,494
Figs, Inc., Class A *	222,117	1,656,993
Flexsteel Industries, Inc.	9,324	318,788
Funko, Inc., Class A *	88,899	277,365
G-III Apparel Group Ltd. *	96,456	2,589,844
Green Brick Partners, Inc. *	78,033	5,051,856
Hamilton Beach Brands Holding Co., Class A	17,997	253,218
Hanesbrands, Inc. *	878,201	5,804,909
Helen of Troy Ltd. *	56,835	1,058,836
Hovnanian Enterprises, Inc., Class A *	11,872	1,427,371
Installed Building Products, Inc.	58,521	14,526,668
JAKKS Pacific, Inc.	22,505	382,585
Johnson Outdoors, Inc., Class A	13,544	551,647
SECURITY	NUMBER OF SHARES	VALUE ($)
KB Home	165,527	10,332,195
Kontoor Brands, Inc.	137,336	11,113,229
Lakeland Industries, Inc.	22,664	373,049
Latham Group, Inc. *	112,951	818,895
La-Z-Boy, Inc.	103,066	3,267,192
Legacy Housing Corp. *	21,265	477,506
Leggett & Platt, Inc.	331,434	3,095,593
LGI Homes, Inc. *	51,565	2,104,368
Lovesac Co. *	32,081	444,963
M/I Homes, Inc. *	65,110	8,151,121
Malibu Boats, Inc., Class A *	46,030	1,282,856
Marine Products Corp.	20,561	173,740
MasterCraft Boat Holdings, Inc. *	40,620	814,837
Meritage Homes Corp.	177,124	11,966,497
Movado Group, Inc.	37,268	678,650
Outdoor Holding Co. *	208,396	333,434
Oxford Industries, Inc.	35,446	1,306,185
Peloton Interactive, Inc., Class A *	942,187	6,840,278
Polaris, Inc.	133,037	8,793,746
Rocky Brands, Inc.	17,067	481,119
Smith & Wesson Brands, Inc.	109,341	1,048,033
Sonos, Inc. *	293,858	5,045,542
Steven Madden Ltd.	179,367	6,082,335
Sturm Ruger & Co., Inc.	39,718	1,684,440
Superior Group of Cos., Inc.	28,560	266,750
Taylor Morrison Home Corp., Class A *	242,543	14,375,524
Topgolf Callaway Brands Corp. *	329,588	3,101,423
Traeger, Inc. *	82,940	76,305
Tri Pointe Homes, Inc. *	215,502	6,863,739
Wolverine World Wide, Inc.	201,509	4,574,254
		195,365,922

Consumer Services 2.7%
Accel Entertainment, Inc., Class A *	133,849	1,363,921
Adtalem Global Education, Inc. *	88,439	8,668,791
American Public Education, Inc. *	43,643	1,461,604
Bally's Corp. *(a)	18,267	332,642
Biglari Holdings, Inc., Class B *	1,679	606,640
BJ's Restaurants, Inc. *	50,343	1,709,648
Bloomin' Brands, Inc.	209,258	1,429,232
Brightstar Lottery PLC	278,957	4,647,424
Brinker International, Inc. *	110,322	11,987,589
Carriage Services, Inc., Class A	35,524	1,587,923
Cheesecake Factory, Inc.	115,503	5,752,049
Coursera, Inc. *	345,944	2,912,848
Cracker Barrel Old Country Store, Inc.	55,239	1,861,554
Dave & Buster's Entertainment, Inc. *	67,980	998,626
Denny's Corp. *	124,060	485,075
Dine Brands Global, Inc.	38,379	948,729
Driven Brands Holdings, Inc. *	148,028	2,124,202
El Pollo Loco Holdings, Inc. *	66,683	681,500
European Wax Center, Inc., Class A *	71,928	280,519
First Watch Restaurant Group, Inc. *	113,330	1,868,812
Frontdoor, Inc. *	185,451	12,319,510
Genius Sports Ltd. *	546,584	6,154,536
Global Business Travel Group I *	234,105	1,840,065
Golden Entertainment, Inc.	49,337	996,607
Graham Holdings Co., Class B	8,016	8,113,234
Hilton Grand Vacations, Inc. *	144,050	5,970,873
Inspired Entertainment, Inc. *	61,860	467,043
Jack in the Box, Inc.	46,792	750,544
KinderCare Learning Cos., Inc. *	78,725	464,478
Krispy Kreme, Inc.	194,744	699,131
Kura Sushi USA, Inc., Class A *	15,808	899,949
Laureate Education, Inc. *	321,083	9,321,040
Life Time Group Holdings, Inc. *	338,766	8,377,683
Lincoln Educational Services Corp. *	73,977	1,436,633
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lindblad Expeditions Holdings, Inc. *	92,340	1,113,620
Marriott Vacations Worldwide Corp.	69,599	4,592,142
Matthews International Corp., Class A	74,394	1,742,307
McGraw Hill, Inc. *	58,250	650,070
Mister Car Wash, Inc. *	248,164	1,387,237
Monarch Casino & Resort, Inc.	31,834	2,867,288
Nathan's Famous, Inc.	7,226	764,728
Nerdy, Inc. *	145,277	143,810
OneSpaWorld Holdings Ltd.	237,013	5,515,293
Papa John's International, Inc.	81,530	4,142,539
Perdoceo Education Corp.	153,700	4,881,512
Portillo's, Inc., Class A *	149,029	797,305
Pursuit Attractions & Hospitality, Inc. *	52,633	1,867,419
RCI Hospitality Holdings, Inc.	19,729	491,449
Red Rock Resorts, Inc., Class A	122,005	6,504,087
Rush Street Interactive, Inc. *	222,010	3,765,290
Sabre Corp. *	903,703	1,848,073
Serve Robotics, Inc. *(a)	117,634	1,556,298
Shake Shack, Inc., Class A *	97,020	9,363,400
Six Flags Entertainment Corp. *	239,662	5,507,433
Strategic Education, Inc.	58,338	4,432,521
Stride, Inc. *	106,657	7,256,942
Super Group SGHC Ltd.	398,440	4,303,152
Sweetgreen, Inc., Class A *	258,373	1,625,166
Target Hospitality Corp. *	78,102	600,604
Udemy, Inc. *	239,370	1,363,212
United Parks & Resorts, Inc. *	67,497	3,266,855
Universal Technical Institute, Inc. *	116,499	3,462,350
Xponential Fitness, Inc., Class A *	68,995	463,646
Zspace, Inc. *	5,265	4,998
		195,801,400

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	81,341	3,766,902
Chefs' Warehouse, Inc. *	91,053	5,372,127
Grocery Outlet Holding Corp. *	236,702	3,221,514
Guardian Pharmacy Services, Inc., Class A *	48,745	1,366,810
HF Foods Group, Inc. *	99,321	214,533
Ingles Markets, Inc., Class A	36,409	2,515,862
Natural Grocers by Vitamin Cottage, Inc.	31,867	1,022,612
PriceSmart, Inc.	64,086	7,366,045
United Natural Foods, Inc. *	149,290	5,620,768
Village Super Market, Inc., Class A	22,326	700,367
Weis Markets, Inc.	41,037	2,599,284
		33,766,824

Energy 5.0%
Archrock, Inc.	412,585	10,426,023
Ardmore Shipping Corp.	86,141	1,084,515
Atlas Energy Solutions, Inc., Class A	191,702	2,373,271
Berry Corp.	188,318	634,632
BKV Corp. *	42,056	992,101
Borr Drilling Ltd. *	617,688	1,914,833
Bristow Group, Inc. *	70,652	2,875,536
Cactus, Inc., Class A	171,184	7,561,197
California Resources Corp.	169,121	7,977,438
Calumet, Inc. *	171,621	3,356,907
Centrus Energy Corp., Class A *	39,236	14,417,661
Clean Energy Fuels Corp. *	437,137	1,250,212
CNX Resources Corp. *	341,387	11,491,086
Comstock Resources, Inc. *	185,315	3,474,656
Core Laboratories, Inc.	117,158	1,867,499
Core Natural Resources, Inc.	130,053	10,274,187
Crescent Energy Co., Class A	446,004	3,759,814
CVR Energy, Inc. *	77,169	2,746,445
SECURITY	NUMBER OF SHARES	VALUE ($)
Delek U.S. Holdings, Inc.	149,030	5,627,373
DHT Holdings, Inc.	318,086	4,224,182
Diversified Energy Co. PLC	144,411	1,826,799
DMC Global, Inc. *	49,852	401,807
Dorian LPG Ltd.	93,133	2,686,887
Empire Petroleum Corp. *	39,376	118,522
Encore Energy Corp. *	455,723	1,408,184
Energy Fuels, Inc. *	535,266	10,978,306
Energy Services of America Corp.	29,397	322,191
Epsilon Energy Ltd.	47,659	228,763
Evolution Petroleum Corp.	79,550	348,429
Excelerate Energy, Inc., Class A	57,736	1,495,940
Expro Group Holdings NV *	257,471	3,496,456
FLEX LNG Ltd. *(a)	78,015	2,026,050
Flowco Holdings, Inc., Class A	49,992	809,870
Forum Energy Technologies, Inc. *	28,085	752,116
FutureFuel Corp.	62,845	246,981
Gevo, Inc. *(a)	582,902	1,363,991
Golar LNG Ltd.	249,329	10,234,955
Granite Ridge Resources, Inc.	132,994	702,208
Green Plains, Inc. *	158,946	1,633,965
Gulfport Energy Corp. *	39,720	7,388,317
Helix Energy Solutions Group, Inc. *	346,270	2,326,934
Helmerich & Payne, Inc.	241,246	6,335,120
HighPeak Energy, Inc. (a)	45,703	303,925
Infinity Natural Resources, Inc., Class A *	39,316	451,348
Innovex International, Inc. *	96,816	1,943,097
International Seaways, Inc.	100,390	5,142,980
Kinetik Holdings, Inc., Class A (a)	110,818	4,267,601
Kodiak Gas Services, Inc.	168,241	6,204,728
Kolibri Global Energy, Inc. *	74,565	325,849
Kosmos Energy Ltd. *	1,171,708	1,839,582
Liberty Energy, Inc., Class A	394,085	7,136,879
Lightbridge Corp. *	52,691	1,413,700
Magnolia Oil & Gas Corp., Class A	464,817	10,439,790
Mammoth Energy Services, Inc. *	59,935	122,267
Murphy Oil Corp.	337,252	9,544,232
Nabors Industries Ltd. *	38,093	1,848,272
NACCO Industries, Inc., Class A	9,700	410,116
National Energy Services Reunited Corp. *	153,095	1,932,059
Natural Gas Services Group, Inc.	25,655	714,235
Navigator Holdings Ltd.	81,906	1,346,535
New Fortress Energy, Inc. *(a)	420,837	542,880
NextDecade Corp. *	331,609	1,966,441
NextNRG, Inc. *	43,775	87,112
Noble Corp. PLC	315,084	9,247,715
Nordic American Tankers Ltd.	513,944	1,891,314
Northern Oil & Gas, Inc.	242,164	5,359,089
Oceaneering International, Inc. *	235,051	5,474,338
Oil States International, Inc. *	146,374	873,853
OPAL Fuels, Inc., Class A *	53,148	128,087
Par Pacific Holdings, Inc. *	126,461	5,055,911
Patterson-UTI Energy, Inc.	880,681	5,521,870
PBF Energy, Inc., Class A	209,367	7,154,070
Peabody Energy Corp.	305,398	8,374,013
Prairie Operating Co. *(a)	54,175	111,059
PrimeEnergy Resources Corp. *	830	112,249
ProFrac Holding Corp., Class A *	30,866	168,837
ProPetro Holding Corp. *	199,533	2,071,153
Ranger Energy Services, Inc., Class A	49,881	685,365
REX American Resources Corp. *	73,414	2,351,450
Riley Exploration Permian, Inc.	32,842	854,549
RPC, Inc.	226,042	1,175,418
Sable Offshore Corp. *	188,128	1,967,819
SandRidge Energy, Inc.	90,383	1,076,462
Scorpio Tankers, Inc.	111,102	6,854,993
SEACOR Marine Holdings, Inc. *	50,925	323,883
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seadrill Ltd. *	156,765	4,947,503
Select Water Solutions, Inc.	232,700	2,690,012
SFL Corp. Ltd.	302,559	2,257,090
SM Energy Co.	284,986	5,953,358
Solaris Energy Infrastructure, Inc.	90,749	4,830,569
Summit Midstream Corp. *	23,260	509,859
Talos Energy, Inc. *	298,857	2,931,787
Teekay Corp. Ltd.	130,246	1,252,967
Teekay Tankers Ltd., Class A	59,878	3,652,558
TETRA Technologies, Inc. *	317,889	2,244,296
Tidewater, Inc. *	122,995	6,222,317
Transocean Ltd. *	2,122,900	8,151,936
Uranium Energy Corp. *	1,061,802	16,065,064
VAALCO Energy, Inc.	259,493	1,019,807
Valaris Ltd. *	158,999	8,923,024
Verde Clean Fuels, Inc. *	5,783	19,200
Vital Energy, Inc. *	73,196	1,149,909
Vitesse Energy, Inc.	74,176	1,613,328
W&T Offshore, Inc.	252,324	529,880
World Kinect Corp.	137,247	3,547,835
XCF Global, Inc., Class A *	89,675	79,049
		358,870,832

Equity Real Estate Investment Trusts (REITs) 4.9%
Acadia Realty Trust	329,887	6,290,945
Alexander & Baldwin, Inc.	182,077	2,907,770
Alexander's, Inc.	5,341	1,179,987
Alpine Income Property Trust, Inc.	31,918	468,556
American Assets Trust, Inc.	130,373	2,491,428
American Healthcare REIT, Inc.	397,314	18,006,271
Apartment Investment & Management Co., Class A	327,041	1,739,858
Apple Hospitality REIT, Inc.	558,783	6,252,782
Armada Hoffler Properties, Inc.	201,428	1,317,339
Braemar Hotels & Resorts, Inc.	147,833	376,974
Brandywine Realty Trust	434,028	1,488,716
Broadstone Net Lease, Inc.	473,428	8,483,830
BRT Apartments Corp.	26,586	391,080
CareTrust REIT, Inc.	531,744	18,424,930
CBL & Associates Properties, Inc.	45,890	1,356,967
Centerspace	42,189	2,499,698
Chatham Lodging Trust	115,507	739,245
City Office REIT, Inc.	96,003	662,421
Clipper Realty, Inc.	32,924	128,074
Community Healthcare Trust, Inc.	67,464	989,022
COPT Defense Properties	284,326	8,009,463
CTO Realty Growth, Inc.	76,965	1,283,776
Curbline Properties Corp.	243,286	5,610,175
DiamondRock Hospitality Co.	512,767	4,009,838
Diversified Healthcare Trust	551,109	2,347,724
Douglas Emmett, Inc.	404,486	5,234,049
Easterly Government Properties, Inc.	103,187	2,230,903
Elme Communities	219,492	3,610,643
Empire State Realty Trust, Inc., Class A	343,190	2,536,174
Essential Properties Realty Trust, Inc.	496,173	14,825,649
Farmland Partners, Inc.	104,149	1,044,614
Four Corners Property Trust, Inc.	248,932	5,884,752
Franklin Street Properties Corp.	191,734	230,081
FrontView REIT, Inc.	48,367	643,281
Getty Realty Corp.	132,297	3,628,907
Gladstone Commercial Corp.	117,130	1,338,796
Gladstone Land Corp.	83,666	758,014
Global Medical REIT, Inc.	31,739	974,387
Global Net Lease, Inc.	497,511	3,791,034
Hudson Pacific Properties, Inc. *	929,240	2,267,346
Independence Realty Trust, Inc.	587,039	9,351,531
Industrial Logistics Properties Trust	133,541	705,096
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	69,310	3,475,897
InvenTrust Properties Corp.	194,311	5,324,121
JBG SMITH Properties	155,717	3,034,924
Kite Realty Group Trust	550,512	12,188,336
LTC Properties, Inc.	113,080	3,966,846
LXP Industrial Trust	727,810	6,906,917
Macerich Co.	633,284	10,860,821
Modiv Industrial, Inc.	23,147	333,780
National Health Investors, Inc.	115,367	8,595,995
NET Lease Office Properties	36,880	1,082,428
NETSTREIT Corp.	236,781	4,408,862
NexPoint Diversified Real Estate Trust	90,606	288,127
NexPoint Residential Trust, Inc.	56,143	1,721,906
One Liberty Properties, Inc.	45,582	915,742
Outfront Media, Inc.	347,728	6,151,308
Paramount Group, Inc. *	465,894	3,046,947
Peakstone Realty Trust	92,307	1,247,068
Pebblebrook Hotel Trust	292,152	3,055,910
Phillips Edison & Co., Inc.	314,854	10,654,659
Piedmont Realty Trust, Inc., Class A	311,715	2,512,423
Plymouth Industrial REIT, Inc.	101,767	2,238,874
Postal Realty Trust, Inc., Class A	55,399	820,459
PotlatchDeltic Corp.	195,562	7,822,480
RLJ Lodging Trust	367,892	2,501,666
Ryman Hospitality Properties, Inc.	153,921	13,377,274
Sabra Health Care REIT, Inc.	592,885	10,565,211
Safehold, Inc.	139,033	2,006,246
Saul Centers, Inc.	30,200	894,222
Service Properties Trust (c)	387,943	830,198
Sila Realty Trust, Inc.	138,697	3,287,119
SITE Centers Corp.	126,344	926,102
SL Green Realty Corp.	179,284	9,206,233
Smartstop Self Storage REIT, Inc.	77,713	2,669,442
Strawberry Fields REIT, Inc.	17,949	208,747
Summit Hotel Properties, Inc.	270,951	1,392,688
Sunstone Hotel Investors, Inc.	474,855	4,202,467
Tanger, Inc.	278,875	9,080,170
Terreno Realty Corp.	255,381	14,589,917
UMH Properties, Inc.	198,730	2,889,534
Universal Health Realty Income Trust	32,190	1,230,302
Urban Edge Properties	317,950	6,114,179
Veris Residential, Inc.	198,141	2,845,305
Whitestone REIT	113,172	1,419,177
Xenia Hotels & Resorts, Inc.	246,410	3,030,843
		350,433,998

Financial Services 5.6%
Acacia Research Corp. *	85,241	295,786
Acadian Asset Management, Inc.	66,910	3,218,371
ACRES Commercial Realty Corp. *	15,291	321,111
Adamas Trust, Inc.	214,139	1,428,307
Advanced Flower Capital, Inc.	43,805	142,366
AG Mortgage Investment Trust, Inc.	67,243	480,115
Alerus Financial Corp.	58,903	1,244,031
AlTi Global, Inc. *	106,775	420,694
Angel Oak Mortgage REIT, Inc.	30,456	276,236
Apollo Commercial Real Estate Finance, Inc.	347,110	3,398,207
Arbor Realty Trust, Inc. (a)	476,625	4,809,146
Ares Commercial Real Estate Corp.	128,335	572,374
ARMOUR Residential REIT, Inc.	277,431	4,499,931
Artisan Partners Asset Management, Inc., Class A	156,381	6,827,594
Atlanticus Holdings Corp. *	13,418	739,466
Bakkt Holdings, Inc. *	27,632	764,577
Banco Latinoamericano de Comercio Exterior SA, Class E	71,105	3,058,226
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Better Home & Finance Holding Co. *(a)	12,778	935,477
BGC Group, Inc., Class A	904,862	8,270,439
Blackstone Mortgage Trust, Inc., Class A	405,897	7,500,977
Bread Financial Holdings, Inc.	116,544	7,301,482
BrightSpire Capital, Inc., Class A	324,568	1,674,771
Burford Capital Ltd.	502,988	5,004,731
Cannae Holdings, Inc.	143,824	2,571,573
Cantaloupe, Inc. *	147,102	1,553,397
Cass Information Systems, Inc.	29,789	1,177,559
Chicago Atlantic Real Estate Finance, Inc.	45,322	582,841
Chimera Investment Corp.	197,343	2,518,097
Claros Mortgage Trust, Inc. *	231,577	741,046
Cohen & Steers, Inc.	69,257	4,731,638
Compass Diversified Holdings	165,739	1,057,415
Consumer Portfolio Services, Inc. *	22,997	193,175
Dave, Inc. *	23,138	5,537,386
Diamond Hill Investment Group, Inc.	6,225	798,979
DigitalBridge Group, Inc.	428,114	5,064,589
Donnelley Financial Solutions, Inc. *	66,129	3,038,628
Dynex Capital, Inc.	324,221	4,292,686
Ellington Financial, Inc.	229,953	3,062,974
Enact Holdings, Inc.	71,688	2,560,695
Encore Capital Group, Inc. *	56,923	2,366,858
Enova International, Inc. *	60,229	7,201,582
Essent Group Ltd.	243,566	14,752,793
EVERTEC, Inc.	160,815	4,578,403
Federal Agricultural Mortgage Corp., Class C	23,315	3,698,692
Finance of America Cos., Inc., Class A *	11,121	244,662
FirstCash Holdings, Inc.	98,934	15,681,039
Flywire Corp. *	292,939	3,901,947
Forge Global Holdings, Inc. *	25,607	561,818
Franklin BSP Realty Trust, Inc.	202,252	2,050,835
GCM Grosvenor, Inc., Class A	121,532	1,398,833
Green Dot Corp., Class A *	133,345	1,548,135
HA Sustainable Infrastructure Capital, Inc.	299,263	8,292,578
International Money Express, Inc. *	67,825	1,009,914
Invesco Mortgage Capital, Inc.	165,786	1,248,369
Jackson Financial, Inc., Class A	178,914	18,036,320
Jefferson Capital, Inc.	28,656	541,025
KKR Real Estate Finance Trust, Inc.	142,606	1,160,813
Ladder Capital Corp., Class A	283,509	2,996,690
LendingClub Corp. *	282,793	4,917,770
LendingTree, Inc. *	27,549	1,763,136
loanDepot, Inc., Class A *	210,927	637,000
Lument Finance Trust, Inc.	112,249	175,108
Marex Group PLC	134,497	4,081,984
MarketWise, Inc.	4,889	83,015
Marqeta, Inc., Class A *	961,843	4,357,149
Medallion Financial Corp.	40,740	400,474
Merchants Bancorp	64,072	1,998,406
MFA Financial, Inc.	258,315	2,322,252
Moelis & Co., Class A	185,229	11,730,553
Navient Corp.	172,131	2,105,162
NCR Atleos Corp. *	182,963	6,751,335
Nelnet, Inc., Class A	32,166	4,151,022
NerdWallet, Inc., Class A *	103,884	1,212,326
NewtekOne, Inc.	61,876	643,510
Nexpoint Real Estate Finance, Inc.	20,651	269,289
NMI Holdings, Inc., Class A *	195,191	7,110,808
Onity Group, Inc. *	16,676	624,850
Open Lending Corp., Class A *	249,017	473,132
Oportun Financial Corp. *	97,718	520,837
OppFi, Inc.	61,062	595,355
Orchid Island Capital, Inc.	319,867	2,312,638
P10, Inc., Class A	144,954	1,472,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Pagseguro Digital Ltd., Class A	446,420	4,281,168
Patria Investments Ltd., Class A	161,564	2,353,987
Payoneer Global, Inc. *	695,737	4,028,317
Paysafe Ltd. *	79,796	878,554
Paysign, Inc. *	86,767	448,152
PennyMac Financial Services, Inc.	72,947	9,177,462
PennyMac Mortgage Investment Trust	216,026	2,600,953
Perella Weinberg Partners, Class A	155,033	2,896,016
Piper Sandler Cos.	43,679	13,944,958
PJT Partners, Inc., Class A	57,329	9,236,275
PRA Group, Inc. *	99,084	1,358,442
Priority Technology Holdings, Inc. *	62,786	436,991
PROG Holdings, Inc.	98,119	2,838,583
Radian Group, Inc.	338,010	11,472,059
Ready Capital Corp.	409,865	1,200,904
Redwood Trust, Inc.	330,580	1,755,380
Regional Management Corp.	23,138	910,480
Remitly Global, Inc. *	417,109	6,690,428
Repay Holdings Corp., Class A *	195,386	838,206
Rithm Property Trust, Inc.	102,610	273,969
Security National Financial Corp., Class A *	38,642	307,977
Seven Hills Realty Trust *(a)	37,275	352,622
Sezzle, Inc. *	39,786	2,607,972
Siebert Financial Corp. *	35,189	98,881
Silvercrest Asset Management Group, Inc., Class A	19,509	275,857
StepStone Group, Inc., Class A	173,944	10,589,711
StoneCo Ltd., Class A *	626,173	11,903,549
StoneX Group, Inc. *	114,510	10,525,759
Sunrise Realty Trust, Inc.	25,253	249,500
SWK Holdings Corp.	7,589	122,866
TPG RE Finance Trust, Inc.	168,214	1,455,051
Triller Group, Inc. *	256,394	147,042
Two Harbors Investment Corp.	258,352	2,511,181
Upstart Holdings, Inc. *	210,032	9,980,721
Value Line, Inc.	1,716	62,909
Velocity Financial, Inc. *	23,595	439,339
Victory Capital Holdings, Inc., Class A	110,567	6,885,007
Virtus Investment Partners, Inc.	16,313	2,656,083
Vroom, Inc. *	2,462	58,029
Walker & Dunlop, Inc.	82,360	6,582,211
Waterstone Financial, Inc.	39,311	601,458
Westwood Holdings Group, Inc.	18,344	307,262
WisdomTree, Inc.	300,065	3,588,777
World Acceptance Corp. *	6,467	824,349
		405,403,640

Food, Beverage & Tobacco 0.9%
Alico, Inc.	13,149	462,976
B&G Foods, Inc.	191,221	764,884
Beyond Meat, Inc. *(a)	184,932	306,063
BRC, Inc., Class A *	241,483	306,683
Calavo Growers, Inc.	41,418	919,894
Cal-Maine Foods, Inc.	114,519	10,054,768
Dole PLC	175,471	2,235,501
Forafric Global PLC *	7,732	72,217
Fresh Del Monte Produce, Inc.	82,562	2,918,567
Hain Celestial Group, Inc. *	222,907	258,572
Ispire Technology, Inc. *	46,503	86,961
J&J Snack Foods Corp.	38,555	3,263,681
John B Sanfilippo & Son, Inc.	19,613	1,231,304
Lifeway Foods, Inc. *	13,039	312,806
Limoneira Co.	41,908	592,160
Mama's Creations, Inc. *	85,292	903,242
Marzetti Co.	50,158	7,864,273
MGP Ingredients, Inc.	35,654	862,827
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mission Produce, Inc. *	106,372	1,225,405
National Beverage Corp. *	59,883	2,052,190
Seneca Foods Corp., Class A *	11,574	1,248,082
Simply Good Foods Co. *	234,699	4,593,059
SunOpta, Inc. *	236,522	1,234,645
Tootsie Roll Industries, Inc.	45,166	1,593,908
TreeHouse Foods, Inc. *	126,031	2,293,764
Turning Point Brands, Inc.	42,750	3,843,225
Universal Corp.	60,171	3,049,466
Utz Brands, Inc.	182,007	1,916,534
Vita Coco Co., Inc. *	109,979	4,528,935
Vital Farms, Inc. *	86,046	2,826,611
Westrock Coffee Co. *(a)	92,006	405,747
Zevia PBC, Class A *	79,369	187,311
		64,416,261

Health Care Equipment & Services 6.1%
Accuray, Inc. *	242,969	342,586
AdaptHealth Corp., Class A *	254,107	2,284,422
Addus HomeCare Corp. *	45,232	5,287,168
agilon health, Inc. *	756,434	602,500
AirSculpt Technologies, Inc. *(a)	41,020	427,018
Alignment Healthcare, Inc. *	364,973	6,153,445
Alphatec Holdings, Inc. *	289,489	5,497,396
AMN Healthcare Services, Inc. *	94,923	1,869,034
AngioDynamics, Inc. *	97,087	1,167,957
Anteris Technologies Global Corp. *	84,911	381,250
Ardent Health, Inc. *	58,530	852,197
Artivion, Inc. *	95,132	4,316,139
Astrana Health, Inc. *	101,857	3,178,957
AtriCure, Inc. *	120,751	4,171,947
Avanos Medical, Inc. *	111,888	1,243,076
Aveanna Healthcare Holdings, Inc. *	121,709	1,101,466
Axogen, Inc. *	109,216	2,426,780
Beta Bionics, Inc. *(a)	95,694	2,604,791
Bioventus, Inc., Class A *	115,127	754,082
BrightSpring Health Services, Inc. *	266,539	8,809,114
Brookdale Senior Living, Inc. *	572,159	5,303,914
Butterfly Network, Inc. *	483,219	1,299,859
CapsoVision, Inc. *	14,091	68,764
Carlsmed, Inc. *	16,775	216,230
Castle Biosciences, Inc. *	71,402	1,820,751
Ceribell, Inc. *	62,211	709,205
Cerus Corp. *	447,425	657,715
Claritev Corp. *	18,906	1,230,781
ClearPoint Neuro, Inc. *	65,540	1,521,839
Clover Health Investments Corp., Class A *	1,003,315	3,541,702
Community Health Systems, Inc. *	326,312	1,266,091
Concentra Group Holdings Parent, Inc.	291,522	5,807,118
CONMED Corp.	77,516	3,410,704
CorVel Corp. *	72,609	5,369,436
Cross Country Healthcare, Inc. *	78,029	956,636
CVRx, Inc. *	40,122	408,843
Definitive Healthcare Corp. *	88,985	246,488
Delcath Systems, Inc. *	72,644	714,091
DocGo, Inc. *	229,986	250,685
Electromed, Inc. *	17,266	415,420
Embecta Corp.	146,161	1,949,788
Enhabit, Inc. *	123,710	1,005,762
Enovis Corp. *	142,302	4,445,514
Ensign Group, Inc.	140,145	25,240,114
Evolent Health, Inc., Class A *	290,192	1,935,581
Fulgent Genetics, Inc. *	51,192	1,149,260
GeneDx Holdings Corp. *	46,833	6,411,906
Glaukos Corp. *	139,305	12,268,591
Guardant Health, Inc. *	297,867	27,707,588
SECURITY	NUMBER OF SHARES	VALUE ($)
Haemonetics Corp. *	120,381	6,020,254
Health Catalyst, Inc. *	169,948	548,932
HealthEquity, Inc. *	212,877	20,133,907
HealthStream, Inc.	61,032	1,501,387
Hims & Hers Health, Inc. *	475,418	21,612,502
ICU Medical, Inc. *	60,367	7,249,473
Innovage Holding Corp. *	52,185	234,311
Inogen, Inc. *	60,805	501,033
Integer Holdings Corp. *	86,183	5,564,836
Integra LifeSciences Holdings Corp. *	166,524	1,999,953
iRadimed Corp.	20,318	1,560,626
iRhythm Technologies, Inc. *	79,415	14,874,429
Joint Corp. *	35,328	278,738
Kestra Medical Technologies Ltd. *	32,829	898,858
KORU Medical Systems, Inc. *	107,851	427,090
Lantheus Holdings, Inc. *	170,082	9,812,031
LeMaitre Vascular, Inc.	52,088	4,511,342
LENSAR, Inc. *	23,620	290,526
LifeMD, Inc. *	93,087	550,144
LifeStance Health Group, Inc. *	328,026	1,607,327
LivaNova PLC *	136,126	7,164,311
Lucid Diagnostics, Inc. *	174,868	211,590
Merit Medical Systems, Inc. *	145,871	12,769,547
Myomo, Inc. *	81,566	75,530
Nano-X Imaging Ltd. *	161,467	586,125
National HealthCare Corp.	31,555	3,768,929
National Research Corp.	31,549	421,495
Neogen Corp. *	544,405	3,358,979
NeoGenomics, Inc. *	320,836	3,134,568
Neuronetics, Inc. *	91,129	241,492
NeuroPace, Inc. *	60,493	601,300
Novocure Ltd. *	251,959	3,227,595
Nutex Health, Inc. *	8,640	1,063,238
Omada Health, Inc. *	22,886	562,309
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	115,580	3,880,021
Oncology Institute, Inc. *	147,534	658,002
OPKO Health, Inc. *	1,024,609	1,393,468
OptimizeRx Corp. *	39,424	807,798
Option Care Health, Inc. *	411,017	10,698,773
OraSure Technologies, Inc. *	181,209	496,513
Orthofix Medical, Inc. *	97,375	1,503,470
OrthoPediatrics Corp. *	42,576	716,980
Outset Medical, Inc. *	41,162	540,045
Owens & Minor, Inc. *	188,222	747,241
PACS Group, Inc. *	109,996	1,328,752
Pediatrix Medical Group, Inc. *	212,831	3,611,742
Pennant Group, Inc. *	84,181	2,081,796
Phreesia, Inc. *	142,105	3,217,257
Premier, Inc., Class A	205,796	5,786,984
Privia Health Group, Inc. *	287,143	6,977,575
PROCEPT BioRobotics Corp. *	131,259	4,466,744
Pro-Dex, Inc. *	5,295	191,891
Progyny, Inc. *	187,634	3,510,632
Pulmonx Corp. *	107,958	215,916
Pulse Biosciences, Inc. *	44,746	757,550
QuidelOrtho Corp. *	169,210	4,566,978
RadNet, Inc. *	170,118	12,927,267
RxSight, Inc. *	87,000	764,730
Sanara Medtech, Inc. *	7,567	221,713
SANUWAVE Health, Inc. *	17,672	511,428
SBC Medical Group Holdings, Inc. *	14,267	46,510
Schrodinger, Inc. *	139,859	2,942,633
Select Medical Holdings Corp.	279,814	3,869,828
Semler Scientific, Inc. *	30,018	794,276
Shoulder Innovations, Inc. *(a)	11,779	138,050
SI-BONE, Inc. *	95,386	1,414,574
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sight Sciences, Inc. *	103,559	524,009
Simulations Plus, Inc. *	41,901	719,859
Sonida Senior Living, Inc. *	13,712	355,141
STAAR Surgical Co. *	123,835	3,203,611
Stereotaxis, Inc. *	147,583	429,467
Surgery Partners, Inc. *	193,008	4,232,665
Surmodics, Inc. *	34,709	952,241
Tactile Systems Technology, Inc. *	56,337	848,999
Talkspace, Inc. *	358,271	1,157,215
Tandem Diabetes Care, Inc. *	166,671	2,333,394
Teladoc Health, Inc. *	438,480	3,784,082
TransMedics Group, Inc. *	82,904	10,905,192
Treace Medical Concepts, Inc. *	120,000	766,800
TruBridge, Inc. *	25,033	481,134
U.S. Physical Therapy, Inc.	37,771	3,258,504
UFP Technologies, Inc. *	18,781	3,617,972
Utah Medical Products, Inc.	7,844	455,736
Varex Imaging Corp. *	103,410	1,208,863
Viemed Healthcare, Inc. *	88,215	569,869
Waystar Holding Corp. *	272,858	9,781,959
		439,540,257

Household & Personal Products 0.5%
Beauty Health Co. *	287,460	411,068
Central Garden & Pet Co. *	20,890	640,696
Central Garden & Pet Co., Class A *	126,508	3,518,187
Edgewell Personal Care Co.	113,711	2,204,856
Energizer Holdings, Inc.	165,520	3,845,030
FitLife Brands, Inc. *	9,738	186,191
Herbalife Ltd. *	254,001	2,032,008
Honest Co., Inc. *	235,104	801,705
Interparfums, Inc.	45,754	4,078,969
Lifevantage Corp.	26,548	217,428
Medifast, Inc. *(c)	27,945	335,899
Nature's Sunshine Products, Inc. *	43,428	585,409
Nu Skin Enterprises, Inc., Class A	121,637	1,303,949
Oil-Dri Corp. of America	24,732	1,369,905
Olaplex Holdings, Inc. *	341,149	354,795
Spectrum Brands Holdings, Inc.	59,439	3,202,573
USANA Health Sciences, Inc. *	27,895	589,979
Waldencast PLC, Class A *	106,148	192,128
WD-40 Co.	33,999	6,605,326
		32,476,101

Insurance 1.9%
Abacus Global Management, Inc. *	100,895	506,493
Ambac Financial Group, Inc. *	107,836	885,334
American Coastal Insurance Corp., Class C	59,830	708,387
American Integrity Insurance Group, Inc. *	19,802	471,882
AMERISAFE, Inc.	47,023	1,884,682
Aspen Insurance Holdings Ltd., Class A *(a)	38,198	1,403,776
Ategrity Specialty Holdings LLC *	15,549	302,117
Baldwin Insurance Group, Inc., Class A *	175,947	3,888,429
Bowhead Specialty Holdings, Inc. *	39,347	942,754
Citizens, Inc. *(a)	113,268	630,903
CNO Financial Group, Inc.	240,081	9,608,042
Crawford & Co., Class A	42,596	461,315
Donegal Group, Inc., Class A	41,119	770,981
eHealth, Inc. *	71,975	373,550
Employers Holdings, Inc.	60,264	2,297,866
F&G Annuities & Life, Inc.	52,681	1,561,992
Fidelis Insurance Holdings Ltd.	145,475	2,615,640
Genworth Financial, Inc., Class A *	1,027,881	8,675,316
SECURITY	NUMBER OF SHARES	VALUE ($)
GoHealth, Inc., Class A *	12,060	47,758
Goosehead Insurance, Inc., Class A	60,291	4,140,183
Greenlight Capital Re Ltd., Class A *	65,308	791,533
Hamilton Insurance Group Ltd., Class B *	114,560	2,711,635
HCI Group, Inc.	25,776	5,258,562
Heritage Insurance Holdings, Inc. *	56,538	1,335,993
Hippo Holdings, Inc. *	45,059	1,657,270
Horace Mann Educators Corp.	101,634	4,544,056
Investors Title Co.	3,593	929,114
James River Group Holdings Ltd.	91,276	465,508
Kestrel Group Ltd. *	6,756	134,039
Kingstone Cos., Inc.	27,773	404,930
Kingsway Financial Services, Inc. *	52,737	750,975
Lemonade, Inc. *	138,884	8,344,151
MBIA, Inc. *	112,147	765,964
Mercury General Corp.	67,314	5,203,372
NI Holdings, Inc. *	16,317	215,384
Oscar Health, Inc., Class A *	484,219	8,715,942
Palomar Holdings, Inc. *	65,842	7,506,646
ProAssurance Corp. *	127,037	3,042,536
Root, Inc., Class A *	28,700	2,310,924
Safety Insurance Group, Inc.	36,919	2,537,443
Selective Insurance Group, Inc.	151,583	11,420,263
Selectquote, Inc. *	348,726	725,350
SiriusPoint Ltd. *	255,655	4,652,921
Skyward Specialty Insurance Group, Inc. *	89,225	4,067,768
Slide Insurance Holdings, Inc. *	66,524	1,063,719
Stewart Information Services Corp.	69,459	4,741,966
Tiptree, Inc.	57,630	1,020,627
Trupanion, Inc. *	92,594	3,702,834
United Fire Group, Inc.	52,472	1,586,228
Universal Insurance Holdings, Inc.	63,447	1,955,436
		134,740,489

Materials 4.0%
AdvanSix, Inc.	65,561	1,218,779
Alpha Metallurgical Resources, Inc. *	29,248	5,067,508
American Battery Technology Co. *	221,817	1,137,921
American Vanguard Corp. *	60,383	269,912
Ardagh Metal Packaging SA	347,836	1,241,775
Arq, Inc. *	76,316	506,738
Ascent Industries Co. *	19,308	234,785
ASP Isotopes, Inc. *	191,100	1,935,843
Aspen Aerogels, Inc. *	166,552	1,355,733
Avient Corp.	229,569	7,362,278
Balchem Corp.	81,838	12,553,131
Cabot Corp.	135,315	9,131,056
Caledonia Mining Corp. PLC	40,582	1,141,166
Century Aluminum Co. *	131,792	3,903,679
Chemours Co.	374,038	5,008,369
Clearwater Paper Corp. *	39,455	696,381
Coeur Mining, Inc. *	1,597,663	27,431,874
Commercial Metals Co.	283,047	16,801,670
Compass Minerals International, Inc. *	85,252	1,478,270
Constellium SE, Class A *	355,268	5,588,366
Contango ORE, Inc. *	21,508	461,562
Core Molding Technologies, Inc. *	21,614	387,107
Critical Metals Corp. *(a)	80,774	1,045,216
Dakota Gold Corp. *	216,723	884,230
Ecovyst, Inc. *	292,252	2,393,544
Ferroglobe PLC	299,858	1,454,311
Flotek Industries, Inc. *	35,803	619,750
Friedman Industries, Inc.	16,812	357,087
Greif, Inc., Class A	75,322	4,285,069
Hawkins, Inc.	48,733	6,912,776
HB Fuller Co.	136,524	7,832,382
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hecla Mining Co.	1,496,929	19,265,476
Idaho Strategic Resources, Inc. *	32,488	1,074,053
Ingevity Corp. *	91,115	4,894,698
Innospec, Inc.	62,706	4,613,907
Intrepid Potash, Inc. *	26,842	714,802
Ivanhoe Electric, Inc. *	213,383	3,155,935
Kaiser Aluminum Corp.	40,063	3,626,903
Knife River Corp. *	142,726	8,629,214
Koppers Holdings, Inc.	48,581	1,370,956
Kronos Worldwide, Inc.	52,547	258,531
Lifezone Metals Ltd. *	69,596	345,892
LSB Industries, Inc. *	135,629	1,143,352
Magnera Corp. *	83,613	760,042
Materion Corp.	51,656	5,921,327
Mativ Holdings, Inc.	135,775	1,450,077
Metallus, Inc. *	90,351	1,589,274
Minerals Technologies, Inc.	78,843	4,474,340
Myers Industries, Inc.	93,320	1,617,236
NioCorp Developments Ltd. *	173,423	1,278,128
Novagold Resources, Inc. *	757,234	6,277,470
O-I Glass, Inc. *	384,126	4,336,783
Olympic Steel, Inc.	24,671	912,827
Orion SA	138,222	732,577
Perimeter Solutions, Inc. *	347,535	8,170,548
Perpetua Resources Corp. *	187,321	4,501,324
PureCycle Technologies, Inc. *	324,361	3,756,100
Quaker Chemical Corp.	34,900	4,847,261
Ramaco Resources, Inc., Class A *	72,316	2,195,514
Ranpak Holdings Corp., Class A *	119,111	631,288
Rayonier Advanced Materials, Inc. *	159,671	1,109,713
Ryerson Holding Corp.	67,337	1,485,454
Sensient Technologies Corp.	105,471	9,944,861
Smith-Midland Corp. *	6,775	247,017
Solesence, Inc. *	47,387	154,955
SSR Mining, Inc. *	507,565	11,450,666
Stepan Co.	53,738	2,329,542
SunCoke Energy, Inc.	209,095	1,674,851
Sylvamo Corp.	85,257	3,461,434
Titan America SA *	59,757	882,013
Tredegar Corp. *	67,997	469,859
TriMas Corp.	82,391	2,927,352
Trinseo PLC	85,028	124,141
Tronox Holdings PLC	296,439	1,037,537
U.S. Antimony Corp. *	230,737	1,862,048
U.S. Gold Corp. *	30,625	469,175
U.S. Goldmining, Inc. *	4,106	47,424
U.S. Lime & Minerals, Inc.	26,998	3,164,706
Valhi, Inc.	6,412	88,934
Vox Royalty Corp.	112,860	481,912
Warrior Met Coal, Inc.	130,090	8,825,306
Worthington Steel, Inc.	82,061	2,625,131
		288,108,134

Media & Entertainment 2.0%
Advantage Solutions, Inc. *	235,258	301,130
Altice USA, Inc., Class A *	654,761	1,460,117
AMC Entertainment Holdings, Inc., Class A *	1,082,861	2,804,610
AMC Networks, Inc., Class A *	79,753	604,528
Angi, Inc. *	101,485	1,346,706
Arena Group Holdings, Inc. *	32,213	179,426
Atlanta Braves Holdings, Inc., Class C *	133,214	5,424,474
Boston Omaha Corp., Class A *	54,422	692,248
Bumble, Inc., Class A *	183,016	1,015,739
Cable One, Inc.	12,798	1,901,143
Cargurus, Inc. *	205,483	7,216,563
Cars.com, Inc. *	143,547	1,541,695
SECURITY	NUMBER OF SHARES	VALUE ($)
Cinemark Holdings, Inc.	259,683	7,014,038
CuriosityStream, Inc.	80,383	348,862
EchoStar Corp., Class A *	338,338	25,331,366
Emerald Holding, Inc.	34,750	152,553
Entravision Communications Corp., Class A	160,520	332,276
Eventbrite, Inc., Class A *	186,520	430,861
EverQuote, Inc., Class A *	69,269	1,492,054
EW Scripps Co., Class A *(c)	151,062	367,081
fuboTV, Inc. *	828,971	3,133,510
Gaia, Inc. *	42,547	212,310
Gambling.com Group Ltd. *	41,763	297,770
Gannett Co., Inc. *	346,132	1,834,500
Getty Images Holdings, Inc. *(a)	266,092	500,253
Golden Matrix Group, Inc. *	54,047	55,668
Gray Media, Inc.	220,015	1,005,469
Grindr, Inc. *	83,310	1,154,677
Ibotta, Inc., Class A *(a)	34,851	1,124,293
iHeartMedia, Inc., Class A *	297,721	884,231
IMAX Corp. *	109,334	3,552,262
Integral Ad Science Holding Corp. *	188,985	1,929,537
John Wiley & Sons, Inc., Class A	102,866	3,792,669
Lionsgate Studios Corp. *	512,514	3,295,465
Madison Square Garden Entertainment Corp., Class A *	99,039	4,373,562
Magnite, Inc. *	349,684	6,252,350
Marcus Corp.	57,528	828,403
MediaAlpha, Inc., Class A *	83,148	1,060,137
National CineMedia, Inc.	161,398	713,379
Newsmax, Inc. *(a)	27,546	275,460
Nextdoor Holdings, Inc. *	532,035	1,037,468
Nexxen International Ltd. *	95,026	781,114
Playstudios, Inc. *	223,185	207,562
Playtika Holding Corp.	140,419	515,338
PubMatic, Inc., Class A *	105,108	878,703
QuinStreet, Inc. *	135,429	2,002,995
Reservoir Media, Inc. *	52,271	397,260
Rumble, Inc. *(a)	266,580	1,828,739
Scholastic Corp.	50,614	1,451,103
Shutterstock, Inc.	61,293	1,534,164
Sinclair, Inc.	96,461	1,317,657
Sphere Entertainment Co. *	69,417	4,753,676
Stagwell, Inc., Class A *	283,647	1,347,323
Starz Entertainment Corp. *	28,741	302,068
Teads Holding Co. *	90,114	133,369
TechTarget, Inc. *	72,676	398,991
TEGNA, Inc.	401,547	7,898,429
Thryv Holdings, Inc. *	91,223	703,329
Travelzoo *	15,929	134,122
TripAdvisor, Inc. *	290,827	4,670,682
TrueCar, Inc. *	203,987	448,771
Vimeo, Inc. *	369,822	2,884,612
Vivid Seats, Inc., Class A *	8,227	102,097
Webtoon Entertainment, Inc. *(a)	45,321	794,477
WideOpenWest, Inc. *	123,850	635,351
Yelp, Inc., Class A *	154,193	5,085,285
Ziff Davis, Inc. *	104,378	3,538,414
ZipRecruiter, Inc., Class A *	169,730	789,245
		142,805,719

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
10X Genomics, Inc., Class A *	268,283	3,659,380
4D Molecular Therapeutics, Inc. *	100,782	1,158,993
Aardvark Therapeutics, Inc. *	14,240	152,226
Abeona Therapeutics, Inc. *	109,034	524,454
Absci Corp. *(a)	328,121	1,404,358
ACADIA Pharmaceuticals, Inc. *	310,691	7,052,686
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aclaris Therapeutics, Inc. *	208,877	526,370
Actuate Therapeutics, Inc. *(a)	14,765	98,335
Adaptive Biotechnologies Corp. *	372,880	6,473,197
ADC Therapeutics SA *	182,012	811,774
ADMA Biologics, Inc. *	578,193	8,950,428
Agios Pharmaceuticals, Inc. *	140,903	6,092,646
Akebia Therapeutics, Inc. *	626,235	1,383,979
Akero Therapeutics, Inc. *	174,293	9,446,681
Aldeyra Therapeutics, Inc. *	131,344	665,914
Alector, Inc. *	172,462	253,519
Alkermes PLC *	404,186	12,408,510
Allogene Therapeutics, Inc. *	380,073	471,291
Alpha Teknova, Inc. *	27,270	143,168
Altimmune, Inc. *	204,446	828,006
Alumis, Inc. *	139,202	661,209
Amicus Therapeutics, Inc. *	694,537	6,271,669
Amneal Pharmaceuticals, Inc. *	375,025	4,057,770
Amphastar Pharmaceuticals, Inc. *	92,344	2,354,772
Amylyx Pharmaceuticals, Inc. *	172,247	2,399,401
AnaptysBio, Inc. *	49,083	1,795,456
Anavex Life Sciences Corp. *(a)	205,980	1,641,661
ANI Pharmaceuticals, Inc. *	45,367	4,110,250
Anika Therapeutics, Inc. *	30,467	297,053
Annexon, Inc. *	234,908	742,309
Apogee Therapeutics, Inc. *	81,522	4,613,330
Aquestive Therapeutics, Inc. *	215,267	1,468,121
Arbutus Biopharma Corp. *	377,914	1,787,533
Arcellx, Inc. *	85,472	7,713,848
Arcturus Therapeutics Holdings, Inc. *	63,187	629,974
Arcus Biosciences, Inc. *	172,639	3,404,441
Arcutis Biotherapeutics, Inc. *	267,076	6,759,694
Ardelyx, Inc. *	588,610	3,566,977
ArriVent Biopharma, Inc. *(a)	61,614	1,154,030
Arrowhead Pharmaceuticals, Inc. *	300,820	12,751,760
ARS Pharmaceuticals, Inc. *(a)	147,221	1,319,100
Arvinas, Inc. *	163,861	1,661,551
Astria Therapeutics, Inc. *	91,576	1,156,605
Atea Pharmaceuticals, Inc. *	193,033	627,357
Atlantic International Corp. *	26,705	73,973
aTyr Pharma, Inc. *	218,862	189,534
Aura Biosciences, Inc. *	109,586	671,762
Aurinia Pharmaceuticals, Inc. *	290,602	3,827,228
Avadel Pharmaceuticals PLC *	223,079	4,213,962
Avidity Biosciences, Inc. *	254,036	17,744,415
Avita Medical, Inc. *(a)	30,634	118,554
Axsome Therapeutics, Inc. *	100,801	13,607,127
Azenta, Inc. *	101,928	3,078,226
Beam Therapeutics, Inc. *	238,683	5,969,462
Benitec Biopharma, Inc. *	36,274	593,443
Bicara Therapeutics, Inc. *	86,105	1,399,206
BioAge Labs, Inc. *	59,549	450,786
BioCryst Pharmaceuticals, Inc. *	523,281	3,830,417
Biohaven Ltd. *	225,447	3,877,688
BioLife Solutions, Inc. *	94,725	2,639,986
Biote Corp., Class A *	65,711	188,591
Bridgebio Pharma, Inc. *	389,928	24,425,090
Bright Minds Biosciences, Inc. *	11,604	635,319
Candel Therapeutics, Inc. *(a)	106,001	570,285
Capricor Therapeutics, Inc. *(a)	97,049	631,789
Cardiff Oncology, Inc. *(a)	160,214	376,503
CareDx, Inc. *	136,321	2,044,815
Cartesian Therapeutics, Inc. *	24,889	203,343
Catalyst Pharmaceuticals, Inc. *	288,729	6,141,266
Celcuity, Inc. *	73,671	5,684,454
Celldex Therapeutics, Inc. *	163,447	4,368,938
CG oncology, Inc. *	139,484	6,035,473
Cidara Therapeutics, Inc. *	38,592	4,215,790
Codexis, Inc. *	204,375	484,369
SECURITY	NUMBER OF SHARES	VALUE ($)
Cogent Biosciences, Inc. *	324,264	5,285,503
Coherus Oncology, Inc. *(a)	258,830	434,834
Collegium Pharmaceutical, Inc. *	79,913	2,876,868
Compass Therapeutics, Inc. *	247,897	927,135
CorMedix, Inc. *	175,790	1,956,543
Corvus Pharmaceuticals, Inc. *	147,820	1,188,473
Crinetics Pharmaceuticals, Inc. *	225,486	9,808,641
CRISPR Therapeutics AG *	206,112	13,189,107
CryoPort, Inc. *	121,974	1,127,040
Cullinan Therapeutics, Inc. *	128,792	1,115,339
Cytek Biosciences, Inc. *	291,904	1,138,426
Cytokinetics, Inc. *	291,358	18,527,455
Day One Biopharmaceuticals, Inc. *	181,218	1,348,262
Denali Therapeutics, Inc. *	330,341	5,377,951
Design Therapeutics, Inc. *	59,501	398,657
DiaMedica Therapeutics, Inc. *	79,176	558,983
Dianthus Therapeutics, Inc. *	40,993	1,433,935
Disc Medicine, Inc. *	57,529	4,960,150
Dynavax Technologies Corp. *	256,895	2,635,743
Dyne Therapeutics, Inc. *	272,045	6,142,776
Edgewise Therapeutics, Inc. *	168,492	3,080,034
Editas Medicine, Inc. *	210,656	648,820
Eledon Pharmaceuticals, Inc. *	143,144	618,382
Emergent BioSolutions, Inc. *	135,537	1,691,502
Enanta Pharmaceuticals, Inc. *	49,270	539,999
Enliven Therapeutics, Inc. *	104,862	2,455,868
Entrada Therapeutics, Inc. *	70,446	489,600
Erasca, Inc. *	433,351	1,048,709
Esperion Therapeutics, Inc. *	502,439	1,492,244
Eton Pharmaceuticals, Inc. *	63,990	1,152,460
Evolus, Inc. *	146,248	944,762
EyePoint Pharmaceuticals, Inc. *	146,458	1,917,135
Fate Therapeutics, Inc. *	271,470	366,485
Fennec Pharmaceuticals, Inc. *	57,249	469,442
Foghorn Therapeutics, Inc. *	82,203	362,515
Fortrea Holdings, Inc. *	226,245	2,366,523
Fulcrum Therapeutics, Inc. *	107,588	941,395
Geron Corp. *	1,363,940	1,718,564
Ginkgo Bioworks Holdings, Inc. *	97,624	1,268,136
Gossamer Bio, Inc. *	465,881	1,141,408
GRAIL, Inc. *	77,452	7,120,162
Greenwich Lifesciences, Inc. *(a)	16,290	150,031
Gyre Therapeutics, Inc. *	22,358	173,275
Harmony Biosciences Holdings, Inc. *	109,061	3,115,873
Harrow, Inc. *	78,669	2,971,328
Heron Therapeutics, Inc. *(a)	384,594	446,129
Humacyte, Inc. *(a)	314,911	525,901
Ideaya Biosciences, Inc. *	200,270	6,380,602
ImmunityBio, Inc. *(a)	575,935	1,382,244
Immunome, Inc. *	192,682	3,096,400
Immunovant, Inc. *	170,976	4,219,688
Indivior PLC *	302,789	8,892,913
Inhibikase Therapeutics, Inc. *	152,298	223,878
Inhibrx Biosciences, Inc. *	22,793	1,861,276
Inmune Bio, Inc. *(a)	41,825	76,540
Innoviva, Inc. *	156,345	2,845,479
Intellia Therapeutics, Inc. *	247,224	3,119,967
Iovance Biotherapeutics, Inc. *	645,250	1,271,142
Ironwood Pharmaceuticals, Inc., Class A *	398,908	765,903
Jade Biosciences, Inc.	81,618	799,856
Janux Therapeutics, Inc. *	97,486	2,798,823
Journey Medical Corp. *	30,451	247,262
KalVista Pharmaceuticals, Inc. *	92,410	1,008,193
Keros Therapeutics, Inc. *	84,608	1,287,734
Kodiak Sciences, Inc. *	82,029	1,486,776
Korro Bio, Inc. *	16,310	667,242
Krystal Biotech, Inc. *	61,828	12,211,648
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kura Oncology, Inc. *	199,429	2,048,136
Kymera Therapeutics, Inc. *	125,830	7,781,327
Larimar Therapeutics, Inc. *	117,274	456,196
LENZ Therapeutics, Inc. *	40,341	1,198,935
Lexeo Therapeutics, Inc. *	64,131	641,951
Lifecore Biomedical, Inc. *	69,255	497,943
Ligand Pharmaceuticals, Inc. *	47,575	9,101,573
Liquidia Corp. *	159,936	3,896,041
Madrigal Pharmaceuticals, Inc. *	46,386	19,431,095
MannKind Corp. *	755,710	4,224,419
Maravai LifeSciences Holdings, Inc., Class A *	272,451	855,496
MaxCyte, Inc. *	252,206	388,397
Maze Therapeutics, Inc. *	48,713	1,603,145
MBX Biosciences, Inc. *	38,074	836,105
MediWound Ltd. *(a)	19,358	354,832
MeiraGTx Holdings PLC *	104,030	944,592
Mesa Laboratories, Inc.	13,244	952,111
Metsera, Inc. *	133,296	8,402,980
MiMedx Group, Inc. *	293,290	2,243,668
Mind Medicine MindMed, Inc. *	188,380	2,674,996
Mineralys Therapeutics, Inc. *	97,466	3,982,461
Mirum Pharmaceuticals, Inc. *	100,777	7,321,449
Monopar Therapeutics, Inc. *	8,797	757,950
Monte Rosa Therapeutics, Inc. *	116,434	1,496,177
Myriad Genetics, Inc. *	225,073	1,809,587
Neurogene, Inc. *	24,720	846,907
Niagen Bioscience, Inc. *	127,901	964,374
Nkarta, Inc. *	106,644	225,019
Novavax, Inc. *	374,085	3,142,314
Nurix Therapeutics, Inc. *	188,474	2,438,854
Nuvalent, Inc., Class A *	107,163	10,643,429
Nuvation Bio, Inc. *(a)	623,854	3,256,518
Nuvectis Pharma, Inc. *(a)	32,382	217,283
Ocular Therapeutix, Inc. *	432,281	5,040,396
Olema Pharmaceuticals, Inc. *	150,061	1,346,047
Omeros Corp., Class B *	162,287	1,189,564
OmniAb, Inc. *	233,766	362,337
Organogenesis Holdings, Inc., Class A *	171,895	730,554
ORIC Pharmaceuticals, Inc. *	144,888	1,906,726
Oruka Therapeutics, Inc. *	67,857	1,911,532
Pacific Biosciences of California, Inc. *(a)	685,060	1,603,040
Pacira BioSciences, Inc. *	114,534	2,448,737
Palvella Therapeutics, Inc. *	17,226	1,375,324
Personalis, Inc. *	125,201	1,206,938
Perspective Therapeutics, Inc. *	148,768	406,137
Phathom Pharmaceuticals, Inc. *	105,923	1,435,257
Phibro Animal Health Corp., Class A	50,746	2,134,377
Praxis Precision Medicines, Inc. *	51,600	10,256,016
Precigen, Inc. *	376,231	1,557,596
Prestige Consumer Healthcare, Inc. *	123,485	7,483,191
Prime Medicine, Inc. *	187,814	927,801
Protagonist Therapeutics, Inc. *	145,159	11,412,401
Protalix BioTherapeutics, Inc. *	175,070	414,916
Protara Therapeutics, Inc. *	80,774	418,409
Prothena Corp. PLC *	101,730	1,093,597
PTC Therapeutics, Inc. *	193,594	13,224,406
Puma Biotechnology, Inc. *	105,919	540,187
Quanterix Corp. *	103,311	551,681
Quantum-Si, Inc. *(a)	391,443	841,602
Rapport Therapeutics, Inc. *	43,767	1,266,179
Recursion Pharmaceuticals, Inc., Class A *(a)	915,140	5,051,573
REGENXBIO, Inc. *	116,524	1,488,011
Relay Therapeutics, Inc. *	330,848	2,362,255
Replimune Group, Inc. *	172,627	1,679,661
Rezolute, Inc. *	192,946	1,798,257
Rhythm Pharmaceuticals, Inc. *	130,408	14,835,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Rigel Pharmaceuticals, Inc. *	43,259	1,366,119
Rocket Pharmaceuticals, Inc. *	211,740	798,260
Sana Biotechnology, Inc. *(a)	331,405	1,640,455
Savara, Inc. *	284,913	1,182,389
Scholar Rock Holding Corp. *	202,865	6,008,861
SELLAS Life Sciences Group, Inc. *(a)	256,407	466,661
Septerna, Inc. *	53,774	1,107,744
SIGA Technologies, Inc.	103,165	854,206
Sionna Therapeutics, Inc. *	31,026	1,185,503
Soleno Therapeutics, Inc. *	104,265	7,002,437
Solid Biosciences, Inc. *	147,212	793,473
Spyre Therapeutics, Inc. *	123,522	3,021,348
Standard BioTools, Inc. *	731,026	877,231
Stoke Therapeutics, Inc. *	111,985	3,364,029
Supernus Pharmaceuticals, Inc. *	134,555	7,418,017
Syndax Pharmaceuticals, Inc. *	212,981	2,917,840
Tango Therapeutics, Inc. *	178,967	1,451,422
Tarsus Pharmaceuticals, Inc. *	97,500	6,708,975
Taysha Gene Therapies, Inc. *	530,167	2,629,628
Tectonic Therapeutic, Inc. *	27,647	504,558
Terns Pharmaceuticals, Inc. *	181,547	1,499,578
Tevogen Bio Holdings, Inc. *	76,475	48,057
TG Therapeutics, Inc. *	361,786	12,582,917
Theravance Biopharma, Inc. *	94,550	1,386,103
Third Harmonic Bio, Inc. *(b)	63,409	1,268
Tonix Pharmaceuticals Holding Corp. *	22,089	411,297
Travere Therapeutics, Inc. *	219,911	7,732,071
Trevi Therapeutics, Inc. *	218,101	2,543,058
TriSalus Life Sciences, Inc. *	47,305	224,226
TuHURA Biosciences, Inc. *	64,032	163,282
Tvardi Therapeutics, Inc. *(a)	11,773	54,744
Twist Bioscience Corp. *	146,838	4,829,502
Tyra Biosciences, Inc. *	60,564	959,334
Upstream Bio, Inc. *	81,881	2,116,624
UroGen Pharma Ltd. *	91,038	1,863,548
Vanda Pharmaceuticals, Inc. *	139,069	604,950
Vaxcyte, Inc. *	285,220	12,914,762
Vera Therapeutics, Inc., Class A *	128,416	3,654,719
Veracyte, Inc. *	195,713	7,061,325
Verastem, Inc. *	114,115	1,078,387
Vericel Corp. *	125,485	4,399,504
Vir Biotechnology, Inc. *	223,945	1,334,712
Viridian Therapeutics, Inc. *	174,944	4,133,927
Voyager Therapeutics, Inc. *	114,888	536,527
WaVe Life Sciences Ltd. *	279,873	2,530,052
Xencor, Inc. *	176,086	2,590,225
Xenon Pharmaceuticals, Inc. *	189,599	7,947,990
Xeris Biopharma Holdings, Inc. *	383,239	3,717,418
XOMA Royalty Corp. *	23,488	774,634
Zenas Biopharma, Inc. *(a)	40,633	1,269,781
Zevra Therapeutics, Inc. *	134,418	1,368,375
Zymeworks, Inc. *	123,425	2,355,566
		779,959,447

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	51,676
Anywhere Real Estate, Inc. *	263,875	2,651,944
Compass, Inc., Class A *	1,165,529	8,986,229
Cushman & Wakefield PLC *	577,568	9,067,818
Douglas Elliman, Inc. *	184,323	455,278
eXp World Holdings, Inc.	219,914	2,251,919
Forestar Group, Inc. *	47,742	1,241,769
FRP Holdings, Inc. *	29,321	694,908
Kennedy-Wilson Holdings, Inc.	300,501	2,271,788
Logistic Properties of The Americas, Class A *	7,814	26,489
Marcus & Millichap, Inc.	60,006	1,752,775
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maui Land & Pineapple Co., Inc. *	16,141	258,256
Newmark Group, Inc., Class A	388,305	6,923,478
RE/MAX Holdings, Inc., Class A *	47,268	374,835
Real Brokerage, Inc. *	267,424	994,817
RMR Group, Inc., Class A	37,895	586,236
Seaport Entertainment Group, Inc. *	18,541	446,282
St. Joe Co.	95,053	5,397,109
Stratus Properties, Inc. *	16,706	313,906
Tejon Ranch Co. *	52,220	826,120
Transcontinental Realty Investors, Inc. *	4,778	214,150
		45,787,782

Semiconductors & Semiconductor Equipment 3.9%
ACM Research, Inc., Class A *	126,165	5,230,801
Aehr Test Systems *	70,699	1,837,467
Aeluma, Inc. *	24,227	395,142
Alpha & Omega Semiconductor Ltd. *	62,500	1,753,750
Ambarella, Inc. *	101,616	8,660,732
Ambiq Micro, Inc. *	11,595	354,343
Atomera, Inc. *(a)	73,502	232,266
Axcelis Technologies, Inc. *	80,529	6,406,887
Blaize Holdings, Inc. *(a)	183,327	716,809
CEVA, Inc. *	58,138	1,581,935
Cohu, Inc. *	114,222	2,717,341
Credo Technology Group Holding Ltd. *	369,584	69,341,350
Diodes, Inc. *	114,551	6,112,441
FormFactor, Inc. *	194,369	10,680,577
Ichor Holdings Ltd. *	84,161	1,908,771
Impinj, Inc. *	64,689	13,077,528
indie Semiconductor, Inc., Class A *(a)	486,491	2,617,322
Kopin Corp. *	397,043	1,373,769
Kulicke & Soffa Industries, Inc.	128,614	5,135,557
MaxLinear, Inc. *	203,771	3,087,131
Navitas Semiconductor Corp., Class A *(a)	332,591	4,476,675
NVE Corp.	12,067	833,226
PDF Solutions, Inc. *	79,283	2,309,514
Penguin Solutions, Inc. *	129,897	2,892,806
Photronics, Inc. *	144,944	3,464,162
Power Integrations, Inc.	141,453	5,925,466
Rambus, Inc. *	269,233	27,687,922
Rigetti Computing, Inc. *	797,095	35,287,396
Semtech Corp. *	217,707	14,773,597
Silicon Laboratories, Inc. *	80,442	10,544,337
SiTime Corp. *	53,254	15,424,489
SkyWater Technology, Inc. *	64,411	1,126,226
Synaptics, Inc. *	95,790	6,795,343
Ultra Clean Holdings, Inc. *	111,403	3,053,556
Veeco Instruments, Inc. *	142,407	4,094,201
		281,910,835

Software & Services 7.0%
8x8, Inc. *	338,209	622,305
A10 Networks, Inc.	179,670	3,205,313
ACI Worldwide, Inc. *	262,854	12,519,736
Adeia, Inc.	271,209	4,621,401
Agilysys, Inc. *	64,574	8,101,454
Airship AI Holdings, Inc., Class A *(a)	49,951	237,267
Alarm.com Holdings, Inc. *	118,981	5,856,245
Alkami Technology, Inc. *	170,481	3,459,060
Amplitude, Inc., Class A *	223,040	2,241,552
Appian Corp., Class A *	97,867	2,929,159
Applied Digital Corp. *	534,492	18,525,493
Arteris, Inc. *	69,808	950,087
Asana, Inc., Class A *	216,348	3,039,689
ASGN, Inc. *	106,994	4,789,052
SECURITY	NUMBER OF SHARES	VALUE ($)
AudioEye, Inc. *	20,864	320,680
AvePoint, Inc. *	331,801	4,668,440
Backblaze, Inc., Class A *	133,702	1,378,468
BigBear.ai Holdings, Inc. *	721,315	4,991,500
Bit Digital, Inc. *	794,940	2,909,480
Bitdeer Technologies Group, Class A *	223,857	4,969,625
Blackbaud, Inc. *	95,706	6,129,012
BlackLine, Inc. *	130,060	7,445,935
Blend Labs, Inc., Class A *	519,447	1,719,370
Box, Inc., Class A *	350,263	11,239,940
Braze, Inc., Class A *	199,438	5,715,893
C3.ai, Inc., Class A *	304,985	5,361,636
Cerence, Inc. *	101,110	1,084,910
Cipher Mining, Inc. *	660,677	12,321,626
Cleanspark, Inc. *	691,428	12,307,418
Clear Secure, Inc., Class A	209,066	6,370,241
Clearwater Analytics Holdings, Inc., Class A *	615,108	11,324,138
Commerce.com, Inc. *	164,132	759,931
Commvault Systems, Inc. *	111,582	15,534,446
Consensus Cloud Solutions, Inc. *	48,744	1,429,174
Core Scientific, Inc. *	708,343	15,257,708
Crexendo, Inc. *	36,277	234,712
CS Disco, Inc. *	58,837	371,850
CSP, Inc.	17,269	230,369
Daily Journal Corp. *	3,148	1,275,066
Digimarc Corp. *	38,990	379,373
Digital Turbine, Inc. *	262,689	1,639,179
DigitalOcean Holdings, Inc. *	170,808	6,945,053
Domo, Inc., Class B *	80,963	1,109,193
D-Wave Quantum, Inc. *	770,780	28,565,107
eGain Corp. *	43,103	621,545
EverCommerce, Inc. *	36,080	418,167
Expensify, Inc., Class A *	149,882	244,308
Fastly, Inc., Class A *	342,054	2,835,628
Five9, Inc. *	191,035	4,638,330
Freshworks, Inc., Class A *	502,433	5,577,006
Grid Dynamics Holdings, Inc. *	164,986	1,540,969
Hackett Group, Inc.	62,947	1,139,970
Hut 8 Corp. *	234,887	11,899,375
I3 Verticals, Inc., Class A *	57,255	1,760,591
Information Services Group, Inc.	85,994	473,827
Intapp, Inc. *	141,353	5,425,128
InterDigital, Inc.	64,636	23,395,647
Jamf Holding Corp. *	180,250	2,316,213
Kaltura, Inc. *	226,391	350,906
Life360, Inc. *	40,220	3,970,116
LiveRamp Holdings, Inc. *	161,179	4,406,634
MARA Holdings, Inc. *	927,436	16,944,256
Mercurity Fintech Holding, Inc. *	79,651	831,556
Mitek Systems, Inc. *	111,788	1,029,568
N-able, Inc. *	177,774	1,391,970
NCR Voyix Corp. *	347,442	3,964,313
NextNav, Inc. *	219,734	2,933,449
ON24, Inc. *	92,995	513,332
OneSpan, Inc.	90,039	1,026,445
Ooma, Inc. *	63,482	712,903
Pagaya Technologies Ltd., Class A *	115,096	3,094,932
PagerDuty, Inc. *	212,115	3,406,567
PAR Technology Corp. *	100,296	3,544,461
Porch Group, Inc. *	200,135	3,012,032
Progress Software Corp. *	107,024	4,563,503
PROS Holdings, Inc. *	109,241	2,518,005
Q2 Holdings, Inc. *	155,237	9,587,437
Qualys, Inc. *	91,097	11,228,616
Rackspace Technology, Inc. *	208,157	333,051
Rapid7, Inc. *	158,473	2,933,335
Red Violet, Inc.	28,135	1,508,880
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ReposiTrak, Inc.	29,236	438,832
Rezolve AI PLC *(a)	366,408	1,571,890
Rimini Street, Inc. *	121,828	484,875
Riot Platforms, Inc. *	870,075	17,210,084
Sapiens International Corp. NV	77,849	3,351,400
SEMrush Holdings, Inc., Class A *	128,080	929,861
Silvaco Group, Inc. *	20,263	119,349
SoundHound AI, Inc., Class A *	914,040	16,105,385
SoundThinking, Inc. *	23,980	224,213
Sprinklr, Inc., Class A *	281,164	2,170,586
Sprout Social, Inc., Class A *	129,444	1,329,390
SPS Commerce, Inc. *	95,039	7,816,007
Synchronoss Technologies, Inc. *	25,653	134,550
Telos Corp. *	131,840	904,422
Tenable Holdings, Inc. *	303,001	8,793,089
Terawulf, Inc. *	707,838	10,971,489
TSS, Inc. *	45,911	930,157
Tucows, Inc., Class A *	17,011	325,931
Unisys Corp. *	169,105	603,705
Varonis Systems, Inc., Class B *	275,485	9,705,337
Verint Systems, Inc. *	150,485	3,051,836
Vertex, Inc., Class A *	161,616	3,701,006
Viant Technology, Inc., Class A *	33,616	298,510
VTEX, Class A *	144,196	647,440
Weave Communications, Inc. *	146,684	1,086,928
WM Technology, Inc. *	218,931	229,878
Workiva, Inc., Class A *	125,317	10,653,198
Xperi, Inc. *	108,531	729,328
Yext, Inc. *	253,513	2,147,255
Zeta Global Holdings Corp., Class A *	464,855	8,362,742
		506,208,930

Technology Hardware & Equipment 5.4%
908 Devices, Inc. *	68,459	546,303
ADTRAN Holdings, Inc. *	183,948	1,916,738
Advanced Energy Industries, Inc.	94,061	19,068,987
Aeva Technologies, Inc. *	76,019	1,242,150
Applied Optoelectronics, Inc. *	135,176	4,806,859
Arlo Technologies, Inc. *	248,228	4,800,730
Aviat Networks, Inc. *	28,635	714,730
Badger Meter, Inc.	73,940	13,342,473
Bel Fuse, Inc., Class B	29,608	4,559,336
Belden, Inc.	98,758	12,033,662
Benchmark Electronics, Inc.	88,813	3,891,786
BK Technologies Corp. *	7,494	559,877
Calix, Inc. *	147,116	10,065,677
Clearfield, Inc. *	29,135	1,028,466
Climb Global Solutions, Inc.	9,750	1,083,030
CommScope Holding Co., Inc. *	532,424	9,210,935
CompoSecure, Inc., Class A *	109,149	2,167,699
Corsair Gaming, Inc. *	114,628	934,218
CPI Card Group, Inc. *	14,680	229,595
CTS Corp.	72,830	3,023,173
Daktronics, Inc. *	96,326	1,809,966
Diebold Nixdorf, Inc. *	63,423	3,751,470
Digi International, Inc. *	90,979	3,337,110
Eastman Kodak Co. *	160,092	1,014,983
ePlus, Inc.	65,887	4,820,293
Evolv Technologies Holdings, Inc. *	288,064	2,229,615
Extreme Networks, Inc. *	329,515	6,267,375
Fabrinet *	90,141	39,713,420
Frequency Electronics, Inc. *	16,461	604,448
Harmonic, Inc. *	281,939	3,016,747
Immersion Corp.	68,023	455,074
Inseego Corp. *	30,694	510,748
Insight Enterprises, Inc. *	72,198	7,219,800
IonQ, Inc. *	689,859	43,033,404
SECURITY	NUMBER OF SHARES	VALUE ($)
Itron, Inc. *	113,450	11,382,438
Kimball Electronics, Inc. *	61,156	1,778,111
Knowles Corp. *	213,046	5,030,016
Methode Electronics, Inc.	84,915	571,478
MicroVision, Inc. *(a)	622,976	728,882
Mirion Technologies, Inc., Class A *	586,815	17,234,757
M-Tron Industries, Inc. *	6,125	337,610
Napco Security Technologies, Inc.	86,229	3,807,010
Neonode, Inc. *	26,356	80,122
NETGEAR, Inc. *	69,342	2,407,554
NetScout Systems, Inc. *	173,779	4,831,056
nLight, Inc. *	119,576	3,947,204
Novanta, Inc. *	90,063	11,438,902
OSI Systems, Inc. *	40,008	11,140,628
Ouster, Inc. *	126,781	4,229,414
PC Connection, Inc.	27,735	1,691,003
Plexus Corp. *	67,049	9,380,155
Powerfleet, Inc. NJ *	313,035	1,596,479
Quantum Computing, Inc. *(a)	333,551	5,573,637
Red Cat Holdings, Inc. *(a)	213,325	2,399,906
Ribbon Communications, Inc. *	233,194	783,532
Richardson Electronics Ltd.	29,832	321,589
Rogers Corp. *	46,173	4,041,984
Sanmina Corp. *	130,425	17,874,746
ScanSource, Inc. *	52,240	2,241,357
TTM Technologies, Inc. *	251,488	16,899,994
Turtle Beach Corp. *	37,774	638,381
Viasat, Inc. *	294,015	11,707,677
Viavi Solutions, Inc. *	552,564	9,780,383
Vishay Intertechnology, Inc.	301,640	5,121,847
Vishay Precision Group, Inc. *	29,547	1,106,831
Vuzix Corp. *(a)	161,100	539,685
Xerox Holdings Corp.	290,122	963,205
		384,618,450

Telecommunication Services 0.8%
Anterix, Inc. *	28,130	568,789
ATN International, Inc.	25,681	373,145
Bandwidth, Inc., Class A *	68,091	1,099,670
Cogent Communications Holdings, Inc.	112,362	4,634,933
Globalstar, Inc. *	125,081	6,805,657
Gogo, Inc. *	192,861	1,755,035
IDT Corp., Class B	40,393	2,046,309
Liberty Latin America Ltd., Class C *	387,590	3,065,837
Lumen Technologies, Inc. *	2,379,898	24,465,351
Shenandoah Telecommunications Co.	127,447	1,570,147
Spok Holdings, Inc.	50,891	727,232
Telephone & Data Systems, Inc.	248,311	9,639,433
Uniti Group, Inc.	353,804	2,037,911
		58,789,449

Transportation 1.1%
Allegiant Travel Co. *	35,851	2,229,215
ArcBest Corp.	56,895	4,228,436
Arrive AI, Inc. *	9,211	46,147
Costamare Bulkers Holdings Ltd. *	21,909	283,502
Costamare, Inc.	110,548	1,350,897
Covenant Logistics Group, Inc., Class A	40,918	825,316
flyExclusive, Inc. *	12,799	49,532
Forward Air Corp. *	52,921	995,444
Frontier Group Holdings, Inc. *	211,309	815,653
FTAI Infrastructure, Inc.	269,871	1,441,111
Genco Shipping & Trading Ltd.	84,291	1,436,319
Heartland Express, Inc.	110,022	858,172
Hertz Global Holdings, Inc. *(a)	295,452	1,515,669
Himalaya Shipping Ltd. *	73,705	577,847
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hub Group, Inc., Class A	149,311	5,499,124
JetBlue Airways Corp. *	825,427	3,466,793
Joby Aviation, Inc. *	1,151,347	19,964,357
Marten Transport Ltd.	144,405	1,480,151
Matson, Inc.	81,179	8,195,020
PAMT Corp. *	15,938	160,496
Pangaea Logistics Solutions Ltd.	74,107	366,830
Proficient Auto Logistics, Inc. *	61,478	459,855
Radiant Logistics, Inc. *	80,776	488,695
RXO, Inc. *	405,913	7,196,838
Safe Bulkers, Inc.	135,748	636,658
Sky Harbour Group Corp. *	53,606	529,627
SkyWest, Inc. *	100,947	10,143,155
Strata Critical Medical, Inc. *	161,882	814,266
Sun Country Airlines Holdings, Inc. *	128,530	1,578,348
Universal Logistics Holdings, Inc.	16,781	271,517
Werner Enterprises, Inc.	144,069	3,774,608
		81,679,598

Utilities 3.3%
ALLETE, Inc.	145,982	9,828,968
American States Water Co.	96,625	6,890,329
Avista Corp.	200,716	7,637,244
Black Hills Corp.	181,396	11,505,948
Brookfield Infrastructure Corp., Class A	300,206	13,602,334
Cadiz, Inc. *	138,243	732,688
California Water Service Group	149,336	6,627,532
Chesapeake Utilities Corp.	57,036	7,259,542
Consolidated Water Co. Ltd.	37,330	1,269,593
Genie Energy Ltd., Class B	53,543	805,822
Global Water Resources, Inc.	29,891	296,519
H2O America	79,352	3,670,030
Hallador Energy Co. *	77,964	1,686,361
Hawaiian Electric Industries, Inc. *	435,589	5,061,544
MGE Energy, Inc.	92,149	7,636,388
Middlesex Water Co.	44,463	2,555,289
Montauk Renewables, Inc. *	173,221	351,639
New Jersey Resources Corp.	252,105	11,168,251
Northwest Natural Holding Co.	101,339	4,613,965
Northwestern Energy Group, Inc.	153,941	9,185,659
Oklo, Inc. *	271,193	36,006,295
ONE Gas, Inc.	149,301	11,972,447
Ormat Technologies, Inc.	152,447	16,215,787
Otter Tail Corp.	96,225	7,430,494
Portland General Electric Co.	274,835	12,554,463
Pure Cycle Corp. *	50,167	552,339
RGC Resources, Inc.	20,545	425,487
Southwest Gas Holdings, Inc.	161,378	12,829,551
Spire, Inc.	145,442	12,566,189
TXNM Energy, Inc.	243,513	13,831,538
Unitil Corp.	40,233	1,961,359
York Water Co.	35,813	1,112,710
		239,844,304
Total Common Stocks (Cost $4,599,431,112)		7,164,191,825
SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	56,835
Cartesian Therapeutics, Inc. CVR *(b)	265,512	531,853
GTx, Inc. CVR *(b)	592	0
Tobira Therapeutics, Inc. CVR *(b)	14,029	26,796
		615,484
Total Rights (Cost $44,006)		615,484

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	92,712,007	92,712,007
Total Short-Term Investments (Cost $92,712,007)		92,712,007
Total Investments in Securities (Cost $4,692,187,125)		7,257,519,316

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	200	24,899,000	(20,375)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $91,693,646.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at October 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$31,913	($32,616 )	($36,345 )	($157,330 )	$335,862	70,857	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	181,205	(65,279)	(131,369)	(645,497)	—	—	54,969

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	1,878,473	122,325	(92,117)	(62,729)	501,772	—	—	21,664
Service Properties Trust	—	65,909	(307,263)	(126,529)	(68,690)	830,198	387,943	15,789
						830,198

Household & Personal Products 0.0%
Medifast, Inc.	—	63,199	(32,530)	(237,555)	66,927	335,899	27,945	—

Media & Entertainment 0.0%
EW Scripps Co.	—	96,498	(68,044)	(293,332)	150,761	367,081	151,062	—
Total	$1,878,473	$561,049	($597,849 )	($887,859 )	($152,057 )	$1,869,040		$92,422

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,277,151,848	$—	$—	$5,277,151,848
Banks	667,533,799	—	6,474	667,540,273
Health Care Equipment & Services	439,540,257	—	0 *	439,540,257
Pharmaceuticals, Biotechnology & Life Sciences	779,958,179	—	1,268	779,959,447
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	615,484 *	615,484
Short-Term Investments[1]	92,712,007	—	—	92,712,007
Liabilities
Futures Contracts[2]	(20,375)	—	—	(20,375)
Total	$7,256,875,715	$—	$623,226	$7,257,498,941

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $4,256,268)		$1,869,040
Investments in securities, at value - unaffiliated issuers (cost $4,687,930,857) including securities on loan of $91,693,646		7,255,650,276
Cash		22,026,843
Deposit with broker for futures contracts		1,917,137
Receivables:
Fund shares sold		6,095,273
Dividends		1,493,893
Income from securities on loan		355,422
Investments sold		335,989
Variation margin on future contracts	+	148,412
Total assets		7,289,892,285

Liabilities
Collateral held for securities on loan		92,712,007
Payables:
Fund shares redeemed		4,075,004
Investment adviser fees		259,454
Investments bought	+	5,329
Total liabilities		97,051,794
Net assets		$7,192,840,491

Net Assets by Source
Capital received from investors		$5,089,003,096
Total distributable earnings	+	2,103,837,395
Net assets		$7,192,840,491

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,192,840,491		179,105,765		$40.16

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $226,739)		$78,515,643
Other Interest		504,803
Dividends received from securities - affiliated issuers		92,422
Securities on loan, net	+	4,614,573
Total investment income		83,727,441

Expenses
Investment adviser fees		2,624,440
Total expenses	–	2,624,440
Net investment income		81,103,001

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(887,859)
Net realized losses on sales of securities - unaffiliated issuers		(39,893,160)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		171,449,297
Net realized losses on futures contracts	+	(613,114)
Net realized gains		130,055,164
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(152,057)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		730,156,567
Net change in unrealized appreciation (depreciation) on futures contracts	+	290,852
Net change in unrealized appreciation (depreciation)		730,295,362
Net realized and unrealized gains		860,350,526
Increase in net assets resulting from operations		$941,453,527
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$81,103,001	$83,748,510
Net realized gains		130,055,164	228,783,465
Net change in unrealized appreciation (depreciation)	+	730,295,362	1,335,031,226
Increase in net assets resulting from operations		$941,453,527	$1,647,563,201

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($105,904,769 )	($86,736,454 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,249,825	$1,379,447,819	38,304,539	$1,258,012,921
Shares reinvested		2,137,076	80,247,227	2,232,953	67,256,541
Shares redeemed	+	(39,904,477)	(1,431,987,871)	(43,772,659)	(1,437,652,600)
Net transactions in fund shares		1,482,424	$27,707,175	(3,235,167)	($112,383,138 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		177,623,341	$6,329,584,558	180,858,508	$4,881,140,949
Total increase (decrease)	+	1,482,424	863,255,933	(3,235,167)	1,448,443,609
End of period		179,105,765	$7,192,840,491	177,623,341	$6,329,584,558
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$13.85	$10.18	$9.55	$11.66	$8.23
Income (loss) from investment operations:
Net investment income (loss)[2]	0.18	0.17	0.16	0.15	0.14
Net realized and unrealized gains (losses)	2.69	3.66	0.62	(2.09)	3.44
Total from investment operations	2.87	3.83	0.78	(1.94)	3.58
Less distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.15)	(0.14)	(0.15)
Distributions from net realized gains	—	—	—	(0.03)	—
Total distributions	(0.18)	(0.16)	(0.15)	(0.17)	(0.15)
Net asset value at end of period	$16.54	$13.85	$10.18	$9.55	$11.66
Total return	20.85%	37.98%	8.38%	(16.94%)	44.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Net investment income (loss)	1.22%	1.39%	1.58%	1.44%	1.37%
Portfolio turnover rate	3%	2%	2%	2%	3%
Net assets, end of period (x 1,000,000)	$31,970	$25,665	$17,787	$16,046	$18,232

[1]	Per-Share Data has been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.3%
Adient PLC *	41,000	950,790
American Axle & Manufacturing Holdings, Inc. *	60,450	374,790
Aptiv PLC *	104,781	8,497,739
Autoliv, Inc.	33,936	3,963,725
BorgWarner, Inc.	105,903	4,549,593
Cooper-Standard Holdings, Inc. *	8,444	255,178
Dana, Inc.	64,236	1,303,991
Dorman Products, Inc. *	13,391	1,796,135
Empery Digital, Inc. *	23,000	160,310
Faraday Future Intelligent Electric, Inc. *(a)	60,000	82,800
Ford Motor Co.	1,881,098	24,698,817
Fox Factory Holding Corp. *	18,351	405,741
Garrett Motion, Inc.	70,894	1,200,944
General Motors Co.	457,656	31,619,453
Gentex Corp.	108,849	2,552,509
Gentherm, Inc. *	14,378	529,110
Goodyear Tire & Rubber Co. *	138,485	954,162
Harley-Davidson, Inc.	56,117	1,514,037
Holley, Inc. *	27,094	77,760
LCI Industries	11,790	1,220,147
Lear Corp.	26,114	2,732,830
Lucid Group, Inc. *(a)	56,720	1,006,780
Mobileye Global, Inc., Class A *	82,607	1,086,282
Modine Manufacturing Co. *	25,419	3,894,445
Motorcar Parts of America, Inc. *	10,000	170,600
Patrick Industries, Inc.	15,969	1,666,684
Phinia, Inc.	20,144	1,045,675
QuantumScape Corp., Class A *	212,718	3,922,520
Rivian Automotive, Inc., Class A *	383,226	5,200,377
Solid Power, Inc. *	81,166	509,722
Standard Motor Products, Inc.	9,698	360,087
Stoneridge, Inc. *	11,655	79,370
Strattec Security Corp. *	1,500	92,040
Tesla, Inc. *	1,350,789	616,716,226
Thor Industries, Inc.	25,361	2,646,420
Visteon Corp.	12,757	1,367,040
Winnebago Industries, Inc.	13,059	492,455
XPEL, Inc. *	14,044	478,900
		730,176,184

Banks 3.7%
1st Source Corp.	8,134	483,485
ACNB Corp.	5,076	229,334
Affinity Bancshares, Inc.	1,146	21,740
Amalgamated Financial Corp.	11,518	313,981
Amerant Bancorp, Inc.	19,131	320,827
Ameris Bancorp	30,743	2,201,814
Ames National Corp.	4,056	84,608
Arrow Financial Corp.	6,961	194,142
Associated Banc-Corp.	77,934	1,930,425
Atlantic Union Bankshares Corp.	69,229	2,251,327
Auburn National BanCorp, Inc.	800	20,752
Avidbank Holdings, Inc. *	3,500	91,455
Avidia Bancorp, Inc. *	10,000	148,700
Axos Financial, Inc. *	27,066	2,110,607
Banc of California, Inc.	65,552	1,112,417
BancFirst Corp.	9,480	1,031,993
Bancorp, Inc. *	21,677	1,417,025
Bank First Corp.	4,459	544,533
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of America Corp.	3,279,230	175,274,843
Bank of Hawaii Corp.	18,380	1,193,413
Bank of Marin Bancorp	6,631	170,748
Bank of the James Financial Group, Inc.	2,744	46,511
Bank OZK	50,011	2,249,995
Bank7 Corp.	2,054	85,262
BankFinancial Corp.	3,213	35,504
BankUnited, Inc.	36,102	1,446,968
Bankwell Financial Group, Inc.	2,376	103,000
Banner Corp.	17,160	1,036,292
Bar Harbor Bankshares	5,903	173,135
BayCom Corp.	4,901	133,601
BCB Bancorp, Inc.	7,033	55,842
Beacon Financial Corp.	40,671	989,932
Blue Foundry Bancorp *	9,742	80,274
Blue Ridge Bankshares, Inc. *	40,597	181,875
BOK Financial Corp.	10,921	1,142,118
Bridgewater Bancshares, Inc. *	8,542	140,601
Broadway Financial Corp. *	2,507	15,594
Burke & Herbert Financial Services Corp.	6,104	359,281
Business First Bancshares, Inc.	15,152	371,527
BV Financial, Inc. *	5,000	81,500
Byline Bancorp, Inc.	14,729	393,853
C&F Financial Corp.	1,200	82,092
Cadence Bank	91,418	3,450,115
California BanCorp *	8,995	166,318
Camden National Corp.	8,027	306,230
Capital Bancorp, Inc.	5,770	160,377
Capital City Bank Group, Inc.	5,558	216,206
Capitol Federal Financial, Inc.	63,473	383,377
Carter Bankshares, Inc. *	9,825	167,811
Catalyst Bancorp, Inc. *	1,959	27,720
Cathay General Bancorp	32,083	1,458,172
CB Financial Services, Inc.	2,090	67,653
Central Pacific Financial Corp.	11,311	322,477
CF Bankshares, Inc.	2,505	58,116
Chemung Financial Corp.	1,306	66,175
ChoiceOne Financial Services, Inc.	7,247	207,554
Citigroup, Inc.	885,879	89,677,531
Citizens & Northern Corp.	5,947	115,134
Citizens Community Bancorp, Inc.	3,309	51,786
Citizens Financial Group, Inc.	208,606	10,611,787
Citizens Financial Services, Inc.	2,033	111,388
City Holding Co.	6,963	820,798
Civista Bancshares, Inc.	9,755	210,025
CNB Financial Corp.	14,433	355,052
Coastal Financial Corp. *	6,270	667,755
CoastalSouth Bancshares, Inc. *	4,000	85,120
Colony Bankcorp, Inc.	7,200	115,128
Columbia Banking System, Inc.	144,622	3,875,870
Columbia Financial, Inc. *	14,396	212,341
Comerica, Inc.	62,348	4,769,622
Commerce Bancshares, Inc.	59,510	3,132,011
Community Financial System, Inc.	25,119	1,393,602
Community Trust Bancorp, Inc.	7,370	377,307
Community West Bancshares	6,826	144,575
ConnectOne Bancorp, Inc.	21,937	527,804
Cullen/Frost Bankers, Inc.	31,149	3,835,688
Customers Bancorp, Inc. *	14,966	1,004,518
CVB Financial Corp.	61,166	1,123,619
Dime Community Bancshares, Inc.	18,909	496,361
Eagle Bancorp Montana, Inc.	2,563	41,597
Eagle Bancorp, Inc.	13,609	227,951
Eagle Financial Services, Inc.	2,313	83,754
East West Bancorp, Inc.	66,299	6,735,978
Eastern Bankshares, Inc.	94,248	1,652,167
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ECB Bancorp, Inc. *	4,412	70,724
Enterprise Financial Services Corp.	16,939	887,095
Equity Bancshares, Inc., Class A	6,351	257,279
Esquire Financial Holdings, Inc.	3,256	305,413
Farmers & Merchants Bancorp, Inc.	6,004	143,496
Farmers National Banc Corp.	14,833	192,532
FB Bancorp, Inc. *	10,000	121,200
FB Financial Corp.	19,553	1,056,058
Fidelity D&D Bancorp, Inc.	1,779	77,707
Fifth Third Bancorp	319,377	13,292,471
Financial Institutions, Inc.	9,261	263,290
Finward Bancorp (a)	1,806	63,481
Finwise Bancorp *	4,562	87,545
First BanCorp	76,777	1,496,384
First Bancorp, Inc.	3,588	88,947
First Bancorp/Southern Pines NC	20,264	983,615
First Bank	9,056	141,455
First Busey Corp.	43,051	962,620
First Business Financial Services, Inc.	2,713	137,305
First Capital, Inc.	1,074	46,236
First Citizens BancShares, Inc., Class A	5,046	9,208,042
First Commonwealth Financial Corp.	47,600	727,804
First Community Bankshares, Inc.	8,451	273,305
First Community Corp.	3,520	94,371
First Financial Bancorp	44,725	1,047,012
First Financial Bankshares, Inc.	62,840	1,941,128
First Financial Corp.	9,045	482,279
First Foundation, Inc. *	42,399	230,651
First Hawaiian, Inc.	61,009	1,496,551
First Horizon Corp.	244,932	5,231,748
First Internet Bancorp	3,435	60,937
First Interstate BancSystem, Inc., Class A	43,857	1,370,531
First Merchants Corp.	28,372	1,006,639
First Mid Bancshares, Inc.	9,125	326,036
First National Corp.	2,648	59,633
First Northwest Bancorp	3,416	30,983
First Savings Financial Group, Inc.	2,389	70,714
First Seacoast Bancorp, Inc. *	3,389	39,312
First U.S. Bancshares, Inc.	4,841	62,304
First United Corp.	2,849	98,376
First Western Financial, Inc. *	2,786	64,329
Firstsun Capital Bancorp *	5,528	188,173
Five Star Bancorp	9,216	327,260
Flagstar Bank NA	144,343	1,648,397
Flushing Financial Corp.	16,608	227,031
FNB Corp.	171,097	2,689,645
Franklin Financial Services Corp.	1,992	90,238
FS Bancorp, Inc.	3,171	122,686
Fulton Financial Corp.	85,085	1,477,926
FVCBankcorp, Inc.	8,954	109,418
GBank Financial Holdings, Inc. *	5,604	203,257
German American Bancorp, Inc.	17,793	685,742
Glacier Bancorp, Inc.	61,079	2,495,077
Great Southern Bancorp, Inc.	4,013	223,524
Greene County Bancorp, Inc.	3,212	70,503
Hancock Whitney Corp.	41,248	2,355,673
Hanmi Financial Corp.	13,522	356,981
Hanover Bancorp, Inc.	2,522	52,231
HarborOne Bancorp, Inc.	18,808	227,577
Hawthorn Bancshares, Inc.	2,065	62,384
HBT Financial, Inc.	5,821	141,974
Heritage Commerce Corp.	26,186	272,334
Heritage Financial Corp.	14,372	318,915
Hilltop Holdings, Inc.	24,556	793,159
Hingham Institution For Savings (a)	707	208,042
Home Bancorp, Inc.	3,387	180,019
SECURITY	NUMBER OF SHARES	VALUE ($)
Home BancShares, Inc.	88,010	2,350,747
HomeTrust Bancshares, Inc.	6,363	250,130
Hope Bancorp, Inc.	59,050	619,434
Horizon Bancorp, Inc.	20,544	320,486
Huntington Bancshares, Inc.	757,073	11,689,207
Independent Bank Corp.	23,428	1,576,470
Independent Bank Corp. MI	9,444	285,398
International Bancshares Corp.	25,869	1,717,184
Investar Holding Corp.	3,333	79,192
Isabella Bank Corp.	3,500	125,090
John Marshall Bancorp, Inc.	4,443	84,861
JPMorgan Chase & Co.	1,323,511	411,770,742
Kearny Financial Corp.	30,246	193,272
KeyCorp	448,517	7,889,414
Lakeland Financial Corp.	12,289	701,087
Landmark Bancorp, Inc.	2,179	55,979
LCNB Corp.	4,732	72,684
LINKBANCORP, Inc.	12,773	89,794
Live Oak Bancshares, Inc.	16,949	527,792
M&T Bank Corp.	75,622	13,904,617
Magyar Bancorp, Inc.	1,051	18,130
MainStreet Bancshares, Inc.	3,000	55,650
Mechanics Bancorp, Class A *	8,389	112,329
Mercantile Bank Corp.	7,502	328,963
Meridian Corp.	3,846	54,959
Metrocity Bankshares, Inc.	7,678	196,634
Metropolitan Bank Holding Corp.	4,799	318,030
Mid Penn Bancorp, Inc.	7,934	225,722
Middlefield Banc Corp.	3,452	112,535
Midland States Bancorp, Inc.	8,785	128,612
MidWestOne Financial Group, Inc.	9,344	345,635
MVB Financial Corp.	4,605	117,796
National Bank Holdings Corp., Class A	16,969	605,115
National Bankshares, Inc.	2,506	71,747
NB Bancorp, Inc.	18,000	325,260
NBT Bancorp, Inc.	24,035	972,696
Nicolet Bankshares, Inc.	6,917	817,174
Northeast Bank	3,001	258,926
Northeast Community Bancorp, Inc.	5,675	111,457
Northfield Bancorp, Inc.	18,804	192,177
Northpointe Bancshares, Inc.	5,000	79,250
Northrim BanCorp, Inc.	10,384	228,240
Northwest Bancshares, Inc.	64,761	758,351
Norwood Financial Corp.	3,060	81,427
NSTS Bancorp, Inc. *	1,610	17,952
Oak Valley Bancorp	3,707	101,127
OceanFirst Financial Corp.	25,110	456,500
OFG Bancorp	23,182	896,216
Ohio Valley Banc Corp.	1,400	49,000
Old National Bancorp	166,962	3,411,034
Old Second Bancorp, Inc.	25,972	466,197
OP Bancorp	5,203	69,460
Orange County Bancorp, Inc.	3,324	81,272
Origin Bancorp, Inc.	14,052	487,042
Orrstown Financial Services, Inc.	8,410	279,885
Park National Corp.	7,007	1,066,395
Parke Bancorp, Inc.	4,518	97,634
Pathward Financial, Inc.	11,847	806,307
PB Bankshares, Inc. *	2,277	45,176
PCB Bancorp	4,081	85,987
Peapack-Gladstone Financial Corp.	6,657	168,422
Peoples Bancorp of North Carolina, Inc.	1,896	55,799
Peoples Bancorp, Inc.	15,377	439,782
Peoples Financial Services Corp.	3,954	176,111
Pinnacle Financial Partners, Inc.	36,894	3,143,738
Pioneer Bancorp, Inc. *	2,717	35,701
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Plumas Bancorp	2,267	93,038
PNC Financial Services Group, Inc.	189,508	34,594,685
Ponce Financial Group, Inc. *	10,983	154,970
Popular, Inc.	32,139	3,582,534
Preferred Bank	5,696	514,064
Primis Financial Corp.	10,278	111,876
Princeton Bancorp, Inc.	1,590	49,417
Prosperity Bancshares, Inc.	45,716	3,009,027
Provident Bancorp, Inc. *	6,035	76,946
Provident Financial Holdings, Inc.	3,562	55,638
Provident Financial Services, Inc.	62,095	1,135,718
QCR Holdings, Inc.	8,130	604,791
RBB Bancorp	6,055	112,805
Red River Bancshares, Inc.	1,974	130,402
Regions Financial Corp.	431,684	10,446,753
Renasant Corp.	44,575	1,499,057
Republic Bancorp, Inc., Class A	4,781	315,068
Richmond Mutual BanCorp, Inc. (a)	4,348	57,959
Riverview Bancorp, Inc.	6,215	32,194
S&T Bancorp, Inc.	19,181	702,792
SB Financial Group, Inc.	3,301	64,568
Seacoast Banking Corp. of Florida	40,295	1,220,938
ServisFirst Bancshares, Inc.	23,675	1,663,642
Shore Bancshares, Inc.	11,833	184,713
Sierra Bancorp	5,854	168,478
Simmons First National Corp., Class A	68,364	1,188,166
SmartFinancial, Inc.	6,197	216,709
Sound Financial Bancorp, Inc.	1,096	48,925
South Plains Financial, Inc.	5,663	206,700
Southern First Bancshares, Inc. *	2,967	130,073
Southern Missouri Bancorp, Inc.	4,045	212,120
Southside Bancshares, Inc.	12,464	350,488
Southstate Bank Corp.	48,698	4,317,078
SR Bancorp, Inc.	3,800	55,936
Stellar Bancorp, Inc.	23,106	680,010
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	13,389	870,553
Synovus Financial Corp.	68,172	3,043,198
Texas Capital Bancshares, Inc. *	21,446	1,798,033
TFS Financial Corp.	26,645	354,379
Third Coast Bancshares, Inc. *	6,287	231,047
Timberland Bancorp, Inc.	3,571	114,701
Tompkins Financial Corp.	5,291	335,767
Towne Bank	34,866	1,133,494
TriCo Bancshares	17,078	755,360
Triumph Financial, Inc. *	10,188	554,838
Truist Financial Corp.	620,086	27,674,438
TrustCo Bank Corp.	7,608	286,898
Trustmark Corp.	28,468	1,059,579
U.S. Bancorp	748,871	34,957,298
UMB Financial Corp.	34,584	3,696,338
Union Bankshares, Inc.	2,125	48,493
United Bancorp, Inc.	3,371	44,160
United Bankshares, Inc.	67,922	2,430,928
United Community Banks, Inc.	58,201	1,699,469
United Security Bancshares	6,461	59,215
Unity Bancorp, Inc.	2,383	108,212
Univest Financial Corp.	12,810	376,102
USCB Financial Holdings, Inc.	5,422	93,584
Valley National Bancorp	231,446	2,515,818
Virginia National Bankshares Corp.	2,256	89,744
WaFd, Inc.	37,211	1,080,235
Washington Trust Bancorp, Inc.	9,175	249,927
Webster Financial Corp.	79,314	4,524,071
Wells Fargo & Co.	1,541,564	134,069,821
WesBanco, Inc.	47,799	1,438,750
West BanCorp, Inc.	6,294	133,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Westamerica BanCorp	11,179	532,679
Western Alliance Bancorp	50,051	3,871,445
Western New England Bancorp, Inc.	10,349	117,668
Wintrust Financial Corp.	31,927	4,151,149
WSFS Financial Corp.	28,278	1,473,001
Zions Bancorp NA	70,968	3,698,142
		1,180,912,386

Capital Goods 6.9%
3D Systems Corp. *	66,133	189,140
3M Co.	256,087	42,638,485
A.O. Smith Corp.	55,293	3,648,785
AAON, Inc.	32,610	3,208,498
AAR Corp. *	18,492	1,557,211
Acuity, Inc.	14,783	5,396,534
Advanced Drainage Systems, Inc.	34,039	4,767,162
AECOM	63,607	8,545,600
AeroVironment, Inc. *	15,244	5,638,908
AerSale Corp. *	13,422	99,591
AGCO Corp.	30,702	3,167,218
Air Lease Corp., Class A	50,788	3,243,322
AirJoule Technologies Corp. *(a)	15,696	80,991
Alamo Group, Inc.	4,923	879,839
Albany International Corp., Class A	14,231	805,190
Allegion PLC	41,328	6,850,943
Allient, Inc.	6,061	331,415
Allison Transmission Holdings, Inc.	40,814	3,369,196
Alpha Pro Tech Ltd. *	5,970	27,164
Alta Equipment Group, Inc.	10,115	61,904
Ameresco, Inc., Class A *	15,500	612,560
American Infrastructure Corp. *(a)(b)	6,920	42
American Superconductor Corp. *	22,971	1,360,572
American Woodmark Corp. *	7,275	463,636
AMETEK, Inc.	110,851	22,404,096
Amprius Technologies, Inc. *	64,868	913,990
API Group Corp. *	178,301	6,565,043
Apogee Enterprises, Inc.	9,815	359,327
Applied Industrial Technologies, Inc.	18,256	4,693,435
Archer Aviation, Inc., Class A *	257,003	2,883,574
Arcosa, Inc.	23,068	2,352,936
Argan, Inc.	6,694	2,049,770
Armstrong World Industries, Inc.	20,728	3,947,233
Array Technologies, Inc. *	69,065	598,103
Astec Industries, Inc.	9,833	457,529
Astronics Corp. *	14,113	694,077
ATI, Inc. *	66,612	6,592,590
Atkore, Inc.	16,714	1,157,445
Atmus Filtration Technologies, Inc.	39,240	1,784,635
Axon Enterprise, Inc. *	37,914	27,761,768
AZZ, Inc.	14,026	1,400,496
Babcock & Wilcox Enterprises, Inc. *	51,145	184,633
Blink Charging Co. *	89,323	151,849
Bloom Energy Corp., Class A *	103,668	13,700,763
Blue Bird Corp. *	15,059	752,348
BlueLinx Holdings, Inc. *	3,850	251,944
Boeing Co. *	363,879	73,146,957
Boise Cascade Co.	17,823	1,256,343
Bowman Consulting Group Ltd., Class A *	6,300	272,727
Broadwind, Inc. *	7,298	17,077
Builders FirstSource, Inc. *	53,945	6,266,791
BWX Technologies, Inc.	43,780	9,351,846
Byrna Technologies, Inc. *	8,100	164,025
Cadre Holdings, Inc.	13,121	557,118
Carlisle Cos., Inc.	20,590	6,692,779
Carpenter Technology Corp.	23,796	7,517,156
Carrier Global Corp.	384,952	22,900,794
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	225,442	130,138,649
Centuri Holdings, Inc. *	35,481	716,361
ChargePoint Holdings, Inc. *	14,308	154,526
Chart Industries, Inc. *	21,508	4,293,427
CNH Industrial NV	427,342	4,482,818
Columbus McKinnon Corp.	13,948	226,376
Comfort Systems USA, Inc.	16,913	16,330,855
Concrete Pumping Holdings, Inc.	9,442	60,334
Construction Partners, Inc., Class A *	22,641	2,588,998
Core & Main, Inc., Class A *	91,133	4,755,320
CPI Aerostructures, Inc. *	9,173	22,841
Crane Co.	23,480	4,461,200
CSW Industrials, Inc.	7,896	1,977,316
Cummins, Inc.	66,493	29,102,656
Curtiss-Wright Corp.	18,079	10,770,203
Custom Truck One Source, Inc. *	24,214	142,620
Deere & Co.	121,205	55,951,864
Distribution Solutions Group, Inc. *	4,920	134,513
DNOW, Inc. *	54,266	797,710
Donaldson Co., Inc.	56,818	4,786,916
Douglas Dynamics, Inc.	10,577	319,743
Dover Corp.	66,559	12,077,796
Ducommun, Inc. *	6,692	613,991
DXP Enterprises, Inc. *	6,811	814,936
Dycom Industries, Inc. *	13,950	4,014,670
Eastern Co.	1,809	38,622
Eaton Corp. PLC	187,339	71,481,069
EMCOR Group, Inc.	21,630	14,617,121
Emerson Electric Co.	270,831	37,799,883
Energy Recovery, Inc. *	27,634	472,818
Energy Vault Holdings, Inc. *	72,860	257,924
Enerpac Tool Group Corp., Class A	25,676	1,053,743
EnerSys	18,659	2,354,019
Enovix Corp. *	93,280	1,118,427
Enpro, Inc.	10,347	2,400,607
Eos Energy Enterprises, Inc. *(a)	129,793	2,080,582
Esab Corp.	27,079	3,163,369
ESCO Technologies, Inc.	12,466	2,735,913
Eve Holding, Inc. *	39,143	170,663
Everus Construction Group, Inc. *	24,427	2,220,170
EVI Industries, Inc.	2,765	74,489
Fastenal Co.	552,273	22,726,034
Federal Signal Corp.	29,964	3,536,651
Ferguson Enterprises, Inc.	94,859	23,572,461
Firefly Aerospace, Inc. *	10,110	245,269
Flowserve Corp.	62,253	4,248,767
Fluence Energy, Inc. *	30,000	630,000
Fluor Corp. *	78,897	3,847,807
Fortive Corp.	162,997	8,205,269
Fortune Brands Innovations, Inc.	57,316	2,911,653
Franklin Electric Co., Inc.	18,479	1,751,255
FreightCar America, Inc. *	5,033	44,743
FTAI Aviation Ltd.	49,279	8,520,339
Gates Industrial Corp. PLC *	121,819	2,689,764
GATX Corp.	16,926	2,654,843
GE Vernova, Inc.	131,000	76,653,340
Gencor Industries, Inc. *	3,418	46,451
Generac Holdings, Inc. *	28,164	4,732,115
General Dynamics Corp.	121,496	41,903,970
General Electric Co.	510,306	157,659,039
Gibraltar Industries, Inc. *	14,337	894,485
Global Industrial Co.	11,750	333,935
Gorman-Rupp Co.	9,748	438,368
Graco, Inc.	80,310	6,566,949
GrafTech International Ltd. *	8,800	118,800
Graham Corp. *	4,043	251,838
Granite Construction, Inc.	20,835	2,144,130
Great Lakes Dredge & Dock Corp. *	30,154	342,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenbrier Cos., Inc.	15,526	648,521
Griffon Corp.	19,552	1,447,044
Hayward Holdings, Inc. *	97,611	1,656,459
HEICO Corp.	48,382	15,374,348
Helios Technologies, Inc.	16,121	892,459
Herc Holdings, Inc.	14,360	2,039,838
Hexcel Corp.	39,351	2,809,661
Hillenbrand, Inc.	34,666	1,095,446
Hillman Solutions Corp. *	92,449	852,380
Honeywell International, Inc.	305,526	61,511,550
Howmet Aerospace, Inc.	194,378	40,032,149
Hubbell, Inc., Class B	25,479	11,975,130
Hudson Technologies, Inc. *	17,443	158,295
Huntington Ingalls Industries, Inc.	18,681	6,015,656
Hurco Cos., Inc. *	3,214	57,691
Hyliion Holdings Corp. *	54,325	128,750
Hyster-Yale, Inc.	5,997	215,532
IDEX Corp.	36,033	6,178,218
IES Holdings, Inc. *	4,300	1,685,084
Illinois Tool Works, Inc.	127,651	31,136,632
Ingersoll Rand, Inc.	174,049	13,285,160
Innovative Solutions & Support, Inc. *	6,865	64,531
Insteel Industries, Inc.	8,973	280,317
Intuitive Machines, Inc., Class A *	51,479	614,144
ITT, Inc.	37,822	6,999,718
Janus International Group, Inc. *	71,323	684,701
JBT Marel Corp.	25,361	3,198,022
JELD-WEN Holding, Inc. *	40,500	175,770
Johnson Controls International PLC	314,463	35,971,423
Kadant, Inc.	5,773	1,597,158
Karat Packaging, Inc.	3,014	72,396
Karman Holdings, Inc. *	37,613	3,168,519
Kennametal, Inc.	36,795	807,650
Kratos Defense & Security Solutions, Inc. *	81,901	7,420,231
L.B. Foster Co., Class A *	5,290	144,946
L3Harris Technologies, Inc.	90,003	26,019,867
Lennox International, Inc.	15,514	7,834,570
Leonardo DRS, Inc.	35,510	1,298,246
Limbach Holdings, Inc. *	4,683	442,450
Lincoln Electric Holdings, Inc.	26,902	6,307,174
Lindsay Corp.	5,079	564,988
Loar Holdings, Inc. *	17,275	1,366,971
Lockheed Martin Corp.	98,867	48,630,700
LSI Industries, Inc.	12,912	295,556
Luxfer Holdings PLC	12,212	148,986
Masco Corp.	100,698	6,521,202
MasTec, Inc. *	29,646	6,052,527
Masterbrand, Inc. *	61,652	778,665
Matrix Service Co. *	10,847	162,922
Mayville Engineering Co., Inc. *	3,327	59,287
McGrath RentCorp	11,733	1,260,594
Mercury Systems, Inc. *	25,375	1,964,279
Microvast Holdings, Inc. *	110,747	603,571
Middleby Corp. *	22,655	2,814,431
Miller Industries, Inc.	5,104	204,875
Moog, Inc., Class A	13,459	2,757,076
MRC Global, Inc. *	40,400	563,580
MSC Industrial Direct Co., Inc., Class A	21,543	1,829,216
Mueller Industries, Inc.	52,986	5,609,628
Mueller Water Products, Inc., Class A	73,402	1,883,495
MYR Group, Inc. *	7,578	1,649,731
NANO Nuclear Energy, Inc. *(a)	16,124	766,535
National Presto Industries, Inc.	2,215	236,939
NeoVolta, Inc. *(a)	12,964	57,042
NEXTracker, Inc., Class A *	71,872	7,274,884
NN, Inc. *	28,401	48,566
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	25,970	6,023,741
Northrop Grumman Corp.	64,769	37,789,473
NPK International, Inc. *	41,111	505,665
NuScale Power Corp. *(a)	64,057	2,874,238
nVent Electric PLC	77,171	8,824,504
NWPX Infrastructure, Inc. *	4,286	257,846
Ocean Power Technologies, Inc. *	50,000	25,275
Omega Flex, Inc.	1,422	39,318
Optex Systems Holdings, Inc. *	1,633	28,137
Orion Group Holdings, Inc. *	16,674	179,579
Oshkosh Corp.	30,889	3,808,305
Otis Worldwide Corp.	188,862	17,518,839
Owens Corning	39,884	5,077,632
PACCAR, Inc.	252,480	24,844,032
Palladyne AI Corp. *(a)	16,115	134,883
Park Aerospace Corp.	8,310	159,220
Parker-Hannifin Corp.	61,490	47,521,317
Park-Ohio Holdings Corp.	3,931	81,097
Pentair PLC	78,861	8,386,867
Perma-Pipe International Holdings, Inc. *	3,363	93,222
Plug Power, Inc. *	587,914	1,581,489
Powell Industries, Inc.	4,603	1,764,744
Power Solutions International, Inc. *	3,000	256,860
Preformed Line Products Co.	1,284	272,349
Primoris Services Corp.	25,678	3,633,951
Proto Labs, Inc. *	11,556	575,027
Quanex Building Products Corp.	20,402	289,912
Quanta Services, Inc.	71,642	32,176,571
QXO, Inc. *	238,781	4,219,260
RBC Bearings, Inc. *	14,941	6,402,667
Redwire Corp. *(a)	37,798	297,470
Regal Rexnord Corp.	31,788	4,478,611
Resideo Technologies, Inc. *	65,509	2,803,785
REV Group, Inc.	23,688	1,214,484
Richtech Robotics, Inc., Class B *(a)	54,064	260,588
Rocket Lab Corp. *	204,039	12,850,376
Rockwell Automation, Inc.	54,184	19,959,218
RTX Corp.	644,135	114,978,097
Rush Enterprises, Inc., Class A	34,390	1,699,210
Satellogic, Inc., Class A *	22,000	42,020
Sensata Technologies Holding PLC	71,760	2,284,121
SES AI Corp. *	162,323	383,082
Shoals Technologies Group, Inc., Class A *	76,337	802,302
Simpson Manufacturing Co., Inc.	19,849	3,503,349
SiteOne Landscape Supply, Inc. *	21,182	2,748,788
Snap-on, Inc.	24,971	8,379,019
Southland Holdings, Inc. *	4,155	18,573
Spirit AeroSystems Holdings, Inc., Class A *	59,024	2,165,591
SPX Technologies, Inc. *	23,638	5,292,312
StandardAero, Inc. *	69,632	2,011,668
Standex International Corp.	5,702	1,329,877
Stanley Black & Decker, Inc.	74,885	5,071,212
Stem, Inc. *	4,000	78,440
Sterling Infrastructure, Inc. *	14,438	5,456,120
Sunrun, Inc. *	112,000	2,325,120
Symbotic, Inc. *	22,854	1,850,031
T1 Energy, Inc. *	80,000	297,600
Taylor Devices, Inc. *	2,017	92,318
TechPrecision Corp. *	4,478	22,077
Tecnoglass, Inc.	13,125	782,644
Tecogen, Inc. *	12,000	119,760
Tennant Co.	8,760	700,800
Terex Corp.	30,889	1,421,512
Textron, Inc.	85,232	6,887,598
Thermon Group Holdings, Inc. *	14,491	416,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Timken Co.	30,576	2,400,522
Titan International, Inc. *	20,997	158,527
Titan Machinery, Inc. *	8,199	134,464
Toro Co.	48,190	3,601,239
Trane Technologies PLC	106,971	47,992,539
Transcat, Inc. *	4,012	291,472
TransDigm Group, Inc.	27,075	35,427,908
Trex Co., Inc. *	52,765	2,549,605
Trinity Industries, Inc.	38,655	1,057,987
Tutor Perini Corp. *	21,007	1,415,032
Twin Disc, Inc.	5,599	87,680
UFP Industries, Inc.	28,160	2,594,381
Ultralife Corp. *	6,691	47,038
United Rentals, Inc.	31,043	27,044,041
V2X, Inc. *	9,769	557,712
Valmont Industries, Inc.	9,518	3,935,027
Vertiv Holdings Co., Class A	183,763	35,440,532
Vicor Corp. *	11,782	1,068,981
Virgin Galactic Holdings, Inc. *(a)	40,128	158,104
VirTra, Inc. *	3,586	21,803
Voyager Technologies, Inc., Class A *	6,200	189,596
VSE Corp.	11,084	2,002,657
Wabash National Corp.	19,725	158,195
Watsco, Inc.	16,929	6,230,041
Watts Water Technologies, Inc., Class A	12,974	3,536,712
WESCO International, Inc.	23,598	6,124,389
Westinghouse Air Brake Technologies Corp.	82,138	16,792,293
Willis Lease Finance Corp.	1,159	148,792
WillScot Holdings Corp.	88,444	1,923,657
Woodward, Inc.	28,597	7,495,560
Worthington Enterprises, Inc.	14,782	829,122
WW Grainger, Inc.	21,167	20,722,493
Xometry, Inc., Class A *	21,139	1,029,258
Xylem, Inc.	117,601	17,740,111
Zurn Elkay Water Solutions Corp.	72,736	3,426,593
		2,215,299,948

Commercial & Professional Services 1.2%
ABM Industries, Inc.	31,067	1,335,881
ACCO Brands Corp.	38,516	144,820
Acme United Corp.	1,454	55,267
ACV Auctions, Inc., Class A *	83,473	757,100
Alight, Inc., Class A	200,000	576,000
Amentum Holdings, Inc. *	71,704	1,606,887
Asure Software, Inc. *	7,413	65,605
Automatic Data Processing, Inc.	194,915	50,736,375
Barrett Business Services, Inc.	12,336	499,238
BGSF, Inc.	6,465	21,658
BlackSky Technology, Inc. *	16,866	356,210
Booz Allen Hamilton Holding Corp., Class A	59,145	5,155,078
Brady Corp., Class A	21,188	1,608,381
Bridger Aerospace Group Holdings, Inc. *	12,500	21,500
BrightView Holdings, Inc. *	33,240	409,517
Brink's Co.	20,025	2,225,979
Broadridge Financial Solutions, Inc.	56,258	12,399,263
CACI International, Inc., Class A *	10,564	5,939,609
Casella Waste Systems, Inc., Class A *	30,614	2,711,482
CBIZ, Inc. *	23,132	1,272,260
CECO Environmental Corp. *	15,800	772,462
Cimpress PLC *	8,208	568,076
Cintas Corp.	165,310	30,296,364
Clarivate PLC *	210,356	715,210
Clean Harbors, Inc. *	24,091	5,071,396
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Concentrix Corp.	22,073	889,763
Conduent, Inc. *	70,351	167,435
Copart, Inc. *	427,266	18,376,711
CoreCivic, Inc. *	52,808	978,532
CRA International, Inc.	3,254	619,854
CSG Systems International, Inc.	12,935	1,012,422
Dayforce, Inc. *	78,254	5,379,180
Deluxe Corp.	19,740	357,491
DLH Holdings Corp. *	3,968	24,681
Ennis, Inc.	10,401	170,576
Enviri Corp. *	39,233	479,035
Equifax, Inc.	59,547	12,570,372
ExlService Holdings, Inc. *	77,835	3,043,349
Exponent, Inc.	23,887	1,691,438
Falcon's Beyond Global, Inc., Class A *	8,000	87,040
First Advantage Corp. *	41,008	517,931
Franklin Covey Co. *	5,263	89,366
FTI Consulting, Inc. *	15,242	2,515,082
Genpact Ltd.	79,488	3,032,467
GEO Group, Inc. *	65,932	1,118,866
Healthcare Services Group, Inc. *	33,424	597,287
Heidrick & Struggles International, Inc.	9,808	572,493
HireQuest, Inc.	1,724	14,706
HNI Corp.	22,682	928,147
Huron Consulting Group, Inc. *	7,782	1,279,672
ICF International, Inc.	8,748	702,289
Innodata, Inc. *	15,604	1,164,214
Insperity, Inc.	16,996	749,864
Interface, Inc., Class A	28,517	710,073
Jacobs Solutions, Inc.	57,184	8,909,839
KBR, Inc.	63,193	2,707,188
Kelly Services, Inc., Class A	14,539	162,982
Kforce, Inc.	8,111	205,208
Korn Ferry	24,435	1,580,945
Legalzoom.com, Inc. *	58,398	582,228
Leidos Holdings, Inc.	61,497	11,713,334
Liquidity Services, Inc. *	10,485	251,011
ManpowerGroup, Inc.	22,276	682,982
Mastech Digital, Inc. *	3,073	21,204
Maximus, Inc.	28,019	2,328,939
MillerKnoll, Inc.	32,897	513,851
Mistras Group, Inc. *	7,028	67,047
Mobile Infrastructure Corp. *	22,500	76,950
Montrose Environmental Group, Inc. *	15,161	392,367
MSA Safety, Inc.	17,724	2,783,200
NL Industries, Inc.	5,834	35,296
OPENLANE, Inc. *	52,761	1,393,946
Parsons Corp. *	26,047	2,165,548
Paychex, Inc.	156,426	18,306,535
Paycom Software, Inc.	24,157	4,519,533
Paylocity Holding Corp. *	21,739	3,071,069
Perma-Fix Environmental Services, Inc. *	5,410	74,063
Pitney Bowes, Inc.	72,387	715,184
Planet Labs PBC *	123,221	1,657,322
Quad/Graphics, Inc.	10,911	60,120
RB Global, Inc.	89,029	8,833,457
RCM Technologies, Inc. *	3,160	72,996
Republic Services, Inc., Class A	97,659	20,336,510
Resolute Holdings Management, Inc. *	836	61,580
Robert Half, Inc.	47,490	1,243,763
Rollins, Inc.	136,081	7,839,626
Science Applications International Corp.	22,526	2,110,911
Spire Global, Inc., Class A *(a)	13,858	150,775
SS&C Technologies Holdings, Inc.	100,913	8,569,532
Steelcase, Inc., Class A	50,524	806,363
SECURITY	NUMBER OF SHARES	VALUE ($)
TaskUS, Inc., Class A *	9,000	120,060
Team, Inc. *	2,284	35,402
Tetra Tech, Inc.	127,881	4,089,634
TIC Solutions, Inc. *	78,728	954,971
TransUnion	94,109	7,639,769
TriNet Group, Inc.	14,580	874,800
TrueBlue, Inc. *(c)	18,000	85,320
UL Solutions, Inc., Class A	29,949	2,332,129
UniFirst Corp.	7,337	1,132,466
Upwork, Inc. *	67,845	1,081,449
Veralto Corp.	118,771	11,720,322
Verisk Analytics, Inc., Class A	67,274	14,716,860
Verra Mobility Corp., Class A *	78,130	1,813,397
Vestis Corp.	59,168	310,632
Virco Mfg. Corp.	8,190	59,951
Waste Management, Inc.	178,342	35,627,381
Willdan Group, Inc. *	7,231	683,402
		383,443,303

Consumer Discretionary Distribution & Retail 5.5%
Abercrombie & Fitch Co., Class A *	22,745	1,650,150
Academy Sports & Outdoors, Inc.	33,263	1,592,965
Advance Auto Parts, Inc.	28,924	1,363,188
A-Mark Precious Metals, Inc.	8,227	218,674
Amazon.com, Inc. *	4,671,079	1,140,770,913
American Eagle Outfitters, Inc.	78,036	1,303,982
America's Car-Mart, Inc. *	3,851	85,646
Arhaus, Inc. *	27,308	273,626
Arko Corp.	30,423	134,013
Asbury Automotive Group, Inc. *	9,720	2,280,312
AutoNation, Inc. *	13,438	2,685,853
AutoZone, Inc. *	8,042	29,549,766
Barnes & Noble Education, Inc. *	12,663	115,613
Bath & Body Works, Inc.	103,146	2,525,014
Bed Bath & Beyond, Inc. *	37,842	291,762
Best Buy Co., Inc.	94,859	7,791,718
Boot Barn Holdings, Inc. *	14,735	2,794,493
Buckle, Inc.	14,381	788,079
Build-A-Bear Workshop, Inc.	7,407	401,608
Burlington Stores, Inc. *	29,877	8,174,048
Caleres, Inc.	20,958	231,376
Camping World Holdings, Inc., Class A	28,282	372,191
CarMax, Inc. *	73,648	3,086,588
Carvana Co., Class A *	66,260	20,311,340
Chewy, Inc., Class A *	108,516	3,659,160
Citi Trends, Inc. *	3,328	119,209
Coupang, Inc., Class A *	650,778	20,805,373
Designer Brands, Inc., Class A	22,662	83,623
Dick's Sporting Goods, Inc.	32,242	7,139,991
Dillard's, Inc., Class A	1,584	950,527
eBay, Inc.	219,918	17,881,533
Envela Corp. *	4,047	36,787
Etsy, Inc. *	47,480	2,943,760
EVgo, Inc., Class A *	64,643	265,683
Five Below, Inc. *	26,465	4,162,151
Floor & Decor Holdings, Inc., Class A *	51,823	3,237,901
GameStop Corp., Class A *(a)	199,033	4,436,446
Gap, Inc.	107,935	2,466,315
Genesco, Inc. *	5,301	153,782
Genuine Parts Co.	67,393	8,579,803
GigaCloud Technology, Inc., Class A *	13,833	387,047
Group 1 Automotive, Inc.	6,053	2,406,310
Groupon, Inc., Class A *	14,848	298,890
GrowGeneration Corp. *	28,000	42,560
Guess?, Inc.	12,378	210,178
Haverty Furniture Cos., Inc.	5,993	130,707
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Home Depot, Inc.	478,781	181,740,480
J Jill, Inc.	6,517	98,211
Kohl's Corp.	55,000	894,850
Lands' End, Inc. *	8,000	125,920
Lithia Motors, Inc., Class A	12,499	3,925,686
LKQ Corp.	123,531	3,948,051
Lowe's Cos., Inc.	269,695	64,222,470
Macy's, Inc.	132,008	2,572,836
MarineMax, Inc. *	9,973	247,031
Murphy USA, Inc.	8,321	2,980,582
National Vision Holdings, Inc. *	38,236	984,577
ODP Corp. *	14,773	411,871
Ollie's Bargain Outlet Holdings, Inc. *	29,621	3,578,513
OneWater Marine, Inc., Class A *	4,282	66,499
O'Reilly Automotive, Inc. *	408,367	38,566,179
Penske Automotive Group, Inc.	9,206	1,473,604
Petco Health & Wellness Co., Inc., Class A *	38,893	123,680
PetMed Express, Inc. *	10,000	25,700
Pool Corp.	16,090	4,296,995
RealReal, Inc. *	43,796	534,749
Revolve Group, Inc. *	18,087	400,084
RH *	7,607	1,312,131
Ross Stores, Inc.	157,119	24,969,351
Sally Beauty Holdings, Inc. *	52,790	797,657
Savers Value Village, Inc. *	22,816	210,135
Shoe Carnival, Inc.	7,662	140,444
Signet Jewelers Ltd.	20,487	2,025,140
Sleep Number Corp. *	9,204	50,622
Sonic Automotive, Inc., Class A	6,954	441,788
Stitch Fix, Inc., Class A *	56,716	237,640
ThredUp, Inc., Class A *	49,831	438,015
Tile Shop Holdings, Inc. *	15,152	94,852
TJX Cos., Inc.	536,858	75,235,280
Tractor Supply Co.	254,070	13,747,728
Ulta Beauty, Inc. *	21,582	11,220,050
Upbound Group, Inc.	25,070	485,857
Urban Outfitters, Inc. *	25,860	1,670,815
Valvoline, Inc. *	60,919	2,010,936
Victoria's Secret & Co. *	38,345	1,351,661
Warby Parker, Inc., Class A *	47,940	939,145
Wayfair, Inc., Class A *	50,854	5,263,898
Weyco Group, Inc.	3,125	89,594
Williams-Sonoma, Inc.	59,400	11,543,796
Winmark Corp.	1,442	581,371
Zumiez, Inc. *	6,961	150,706
		1,775,417,834

Consumer Durables & Apparel 0.7%
Acushnet Holdings Corp.	13,529	1,046,198
American Outdoor Brands, Inc. *	6,310	43,350
Bassett Furniture Industries, Inc.	4,101	60,490
Beazer Homes USA, Inc. *	12,137	271,869
Brunswick Corp.	30,997	2,049,212
Capri Holdings Ltd. *	59,911	1,243,153
Carter's, Inc.	19,464	611,170
Cavco Industries, Inc. *	3,805	2,015,889
Century Communities, Inc.	12,966	770,180
Champion Homes, Inc. *	27,776	1,895,156
Clarus Corp.	14,055	46,944
Columbia Sportswear Co.	12,409	615,859
Cricut, Inc., Class A	25,000	132,750
Crocs, Inc. *	26,679	2,179,407
Crown Crafts, Inc.	5,621	16,188
Culp, Inc. *	2,586	10,396
Deckers Outdoor Corp. *	71,427	5,821,300
DR Horton, Inc.	132,995	19,826,895
SECURITY	NUMBER OF SHARES	VALUE ($)
Dream Finders Homes, Inc., Class A *	16,669	330,046
Escalade, Inc.	3,803	43,773
Ethan Allen Interiors, Inc.	10,573	255,549
Figs, Inc., Class A *	74,500	555,770
Flexsteel Industries, Inc.	2,656	90,809
Fossil Group, Inc. *	25,000	52,000
Garmin Ltd.	78,815	16,861,681
G-III Apparel Group Ltd. *	17,626	473,258
GoPro, Inc., Class A *	64,829	127,713
Green Brick Partners, Inc. *	14,150	916,071
Hamilton Beach Brands Holding Co., Class A	3,706	52,143
Hanesbrands, Inc. *	171,255	1,131,996
Hasbro, Inc.	63,410	4,838,817
Helen of Troy Ltd. *	11,000	204,930
Hovnanian Enterprises, Inc., Class A *	2,031	244,187
Installed Building Products, Inc.	11,091	2,753,119
JAKKS Pacific, Inc.	5,309	90,253
Johnson Outdoors, Inc., Class A	2,681	109,197
KB Home	32,712	2,041,883
Kontoor Brands, Inc.	25,379	2,053,669
Lakeland Industries, Inc.	3,608	59,388
Latham Group, Inc. *	20,641	149,647
La-Z-Boy, Inc.	19,021	602,966
Legacy Housing Corp. *	4,652	104,461
Leggett & Platt, Inc.	65,000	607,100
Lennar Corp., Class A	113,613	14,061,881
Levi Strauss & Co., Class A	49,226	998,303
LGI Homes, Inc. *	9,867	402,672
Lovesac Co. *	6,528	90,543
Lululemon Athletica, Inc. *	52,385	8,933,738
M/I Homes, Inc. *	12,695	1,589,287
Malibu Boats, Inc., Class A *	8,904	248,154
Marine Products Corp.	5,165	43,644
MasterCraft Boat Holdings, Inc. *	7,841	157,290
Mattel, Inc. *	152,567	2,804,181
Meritage Homes Corp.	34,368	2,321,902
Mohawk Industries, Inc. *	24,918	2,831,681
Movado Group, Inc.	6,936	126,305
Newell Brands, Inc.	165,000	561,000
NIKE, Inc., Class B	570,890	36,873,785
NVR, Inc. *	1,390	10,023,040
Outdoor Holding Co. *	42,500	68,000
Oxford Industries, Inc.	7,014	258,466
Peloton Interactive, Inc., Class A *	187,824	1,363,602
Polaris, Inc.	26,806	1,771,877
PulteGroup, Inc.	94,948	11,381,417
PVH Corp.	24,051	1,883,915
Ralph Lauren Corp., Class A	18,620	5,952,069
Rocky Brands, Inc.	2,880	81,187
Smith & Wesson Brands, Inc.	20,549	196,962
Smith Douglas Homes Corp. *	4,614	80,607
Somnigroup International, Inc.	101,977	8,090,855
Sonos, Inc. *	60,399	1,037,051
Steven Madden Ltd.	36,680	1,243,819
Sturm Ruger & Co., Inc.	7,968	337,923
Superior Group of Cos., Inc.	5,398	50,417
Tapestry, Inc.	100,027	10,984,965
Taylor Morrison Home Corp., Class A *	48,752	2,889,531
Toll Brothers, Inc.	47,011	6,344,134
TopBuild Corp. *	13,390	5,657,007
Topgolf Callaway Brands Corp. *	68,746	646,900
Traeger, Inc. *	23,917	22,004
Tri Pointe Homes, Inc. *	43,323	1,379,838
Under Armour, Inc., Class A *	150,126	692,081
VF Corp.	161,817	2,271,911
Whirlpool Corp.	27,336	1,958,078
Wolverine World Wide, Inc.	37,597	853,452
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	40,379	1,372,482
		224,344,788

Consumer Services 2.0%
Accel Entertainment, Inc., Class A *	29,774	303,397
ADT, Inc.	244,990	2,165,712
Adtalem Global Education, Inc. *	17,401	1,705,646
Airbnb, Inc., Class A *	207,070	26,202,638
American Public Education, Inc. *	8,505	284,832
Aramark	126,086	4,776,138
Bally's Corp. *	3,500	63,735
Biglari Holdings, Inc., Class B *	514	185,713
BJ's Restaurants, Inc. *	10,196	346,256
Bloomin' Brands, Inc.	37,776	258,010
Booking Holdings, Inc.	15,596	79,192,433
Boyd Gaming Corp.	29,360	2,286,263
Bright Horizons Family Solutions, Inc. *	27,445	2,997,817
Brinker International, Inc. *	21,173	2,300,658
Caesars Entertainment, Inc. *	100,088	2,011,769
Canterbury Park Holding Corp.	1,452	23,014
Carnival Corp. *	522,136	15,053,181
Carriage Services, Inc., Class A	9,313	416,291
Cava Group, Inc. *	48,090	2,583,876
Cheesecake Factory, Inc. (a)	22,932	1,142,014
Chegg, Inc. *	60,000	63,600
Chipotle Mexican Grill, Inc., Class A *	645,215	20,446,863
Choice Hotels International, Inc.	10,433	969,852
Churchill Downs, Inc.	32,413	3,215,370
Coursera, Inc. *	71,705	603,756
Cracker Barrel Old Country Store, Inc. (a)	11,203	377,541
Darden Restaurants, Inc.	56,369	10,154,875
Dave & Buster's Entertainment, Inc. *	14,984	220,115
Denny's Corp. *	24,016	93,903
Dine Brands Global, Inc.	7,136	176,402
Domino's Pizza, Inc.	15,001	5,977,298
DoorDash, Inc., Class A *	178,125	45,309,656
DraftKings, Inc., Class A *	238,851	7,306,452
Driven Brands Holdings, Inc. *	31,309	449,284
Duolingo, Inc. *	19,326	5,230,389
Dutch Bros, Inc., Class A *	60,721	3,372,444
El Pollo Loco Holdings, Inc. *	9,086	92,859
European Wax Center, Inc., Class A *	22,075	86,093
Expedia Group, Inc.	56,877	12,512,940
First Watch Restaurant Group, Inc. *	25,923	427,470
Flutter Entertainment PLC *	84,403	19,631,294
Frontdoor, Inc. *	35,506	2,358,664
Global Business Travel Group I *	59,046	464,102
Golden Entertainment, Inc.	9,398	189,840
Graham Holdings Co., Class B	1,610	1,629,529
Grand Canyon Education, Inc. *	13,051	2,457,503
H&R Block, Inc.	63,984	3,182,564
Hilton Grand Vacations, Inc. *	29,359	1,216,931
Hilton Worldwide Holdings, Inc.	113,030	29,044,189
Hyatt Hotels Corp., Class A	20,348	2,796,019
Inspired Entertainment, Inc. *	10,938	82,582
Jack in the Box, Inc.	8,973	143,927
Krispy Kreme, Inc.	48,000	172,320
Kura Sushi USA, Inc., Class A *	2,756	156,899
Las Vegas Sands Corp.	148,437	8,809,736
Laureate Education, Inc. *	63,773	1,851,330
Life Time Group Holdings, Inc. *	73,247	1,811,398
Light & Wonder, Inc. *	40,187	2,921,595
Lincoln Educational Services Corp. *	14,839	288,173
Lindblad Expeditions Holdings, Inc. *	24,542	295,977
SECURITY	NUMBER OF SHARES	VALUE ($)
Lucky Strike Entertainment Corp., Class A (a)	14,987	125,591
Marriott International, Inc., Class A	108,424	28,253,126
Marriott Vacations Worldwide Corp.	12,803	844,742
Matthews International Corp., Class A	14,759	345,656
McDonald's Corp.	343,401	102,481,160
McGraw Hill, Inc. *	12,000	133,920
MGM Resorts International *	97,818	3,133,111
Mister Car Wash, Inc. *	47,073	263,138
Monarch Casino & Resort, Inc.	5,776	520,244
Nathan's Famous, Inc.	1,235	130,700
Nerdy, Inc. *	39,000	38,606
Norwegian Cruise Line Holdings Ltd. *	217,254	4,870,835
OneSpaWorld Holdings Ltd.	50,012	1,163,779
Papa John's International, Inc.	16,061	816,059
Penn Entertainment, Inc. *	65,304	1,074,904
Perdoceo Education Corp.	29,123	924,947
Planet Fitness, Inc., Class A *	40,412	3,664,964
Portillo's, Inc., Class A *	34,000	181,900
Pursuit Attractions & Hospitality, Inc. *	9,565	339,366
Rave Restaurant Group, Inc. *	10,012	25,631
RCI Hospitality Holdings, Inc.	3,668	91,370
Red Rock Resorts, Inc., Class A	23,238	1,238,818
Royal Caribbean Cruises Ltd.	121,830	34,944,499
Rush Street Interactive, Inc. *	48,975	830,616
Sabre Corp. *	189,849	388,241
Serve Robotics, Inc. *(a)	26,785	354,366
Service Corp. International	67,989	5,677,761
Shake Shack, Inc., Class A *	19,290	1,861,678
Sharplink Gaming, Inc. *	82,998	1,148,692
Six Flags Entertainment Corp. *	50,227	1,154,216
Soho House & Co., Inc. *	16,810	149,609
Starbucks Corp.	547,004	44,236,214
Strategic Education, Inc.	12,183	925,664
Stride, Inc. *	20,383	1,386,859
Sweetgreen, Inc., Class A *	37,000	232,730
Target Hospitality Corp. *	21,320	163,951
Texas Roadhouse, Inc., Class A	31,769	5,196,773
Travel & Leisure Co.	30,366	1,906,378
Udemy, Inc. *	45,337	258,194
United Parks & Resorts, Inc. *	14,466	700,154
Universal Technical Institute, Inc. *	24,431	726,089
Vail Resorts, Inc.	18,259	2,708,358
Venu Holding Corp. *	16,934	235,044
Wendy's Co.	78,650	671,671
Wingstop, Inc.	13,753	2,979,312
WW International, Inc. *	4,893	170,374
Wyndham Hotels & Resorts, Inc.	36,751	2,698,626
Wynn Resorts Ltd.	40,657	4,837,776
Xponential Fitness, Inc., Class A *	19,583	131,598
Yum! Brands, Inc.	133,530	18,455,181
		626,684,318

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	194,525	3,441,147
Andersons, Inc.	15,277	707,478
BJ's Wholesale Club Holdings, Inc. *	63,732	5,624,986
Casey's General Stores, Inc.	17,758	9,113,228
Chefs' Warehouse, Inc. *	16,784	990,256
Costco Wholesale Corp.	213,411	194,513,456
Dollar General Corp.	105,745	10,432,802
Dollar Tree, Inc. *	93,634	9,281,002
Grocery Outlet Holding Corp. *	47,258	643,181
Guardian Pharmacy Services, Inc., Class A *	11,616	325,713
Ingles Markets, Inc., Class A	7,246	500,699
Kroger Co.	292,162	18,590,268
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maplebear, Inc. *	88,325	3,255,659
Natural Grocers by Vitamin Cottage, Inc.	4,452	142,865
Performance Food Group Co. *	75,233	7,278,040
PriceSmart, Inc.	12,274	1,410,774
Sprouts Farmers Market, Inc. *	47,419	3,744,204
Sysco Corp.	229,707	17,062,636
Target Corp.	218,651	20,273,321
U.S. Foods Holding Corp. *	108,435	7,874,550
United Natural Foods, Inc. *	27,992	1,053,899
Village Super Market, Inc., Class A	6,411	201,113
Walmart, Inc.	2,112,191	213,711,485
Weis Markets, Inc.	4,525	286,614
		530,459,376

Energy 2.9%
Aemetis, Inc. *	26,000	55,380
Amplify Energy Corp. *	16,372	74,329
Antero Midstream Corp.	159,669	2,754,290
Antero Resources Corp. *	142,291	4,398,215
APA Corp.	171,988	3,895,528
Archrock, Inc.	82,999	2,097,385
Atlas Energy Solutions, Inc., Class A	33,548	415,324
Baker Hughes Co., Class A	473,824	22,937,820
Berry Corp.	67,374	227,050
BKV Corp. *	8,423	198,699
Bristow Group, Inc. *	13,008	529,426
Cactus, Inc., Class A	33,094	1,461,762
California Resources Corp.	34,515	1,628,073
Calumet, Inc. *	34,512	675,055
Centrus Energy Corp., Class A *	8,511	3,127,452
Cheniere Energy, Inc.	105,757	22,420,484
Chevron Corp.	926,135	146,070,012
Chord Energy Corp.	27,856	2,527,096
Civitas Resources, Inc.	41,746	1,203,537
Clean Energy Fuels Corp. *	64,632	184,848
CNX Resources Corp. *	70,699	2,379,728
Comstock Resources, Inc. *	38,020	712,875
ConocoPhillips	601,018	53,406,459
Core Laboratories, Inc.	22,510	358,809
Core Natural Resources, Inc.	25,610	2,023,190
Coterra Energy, Inc.	366,485	8,671,035
Crescent Energy Co., Class A	86,529	729,439
CVR Energy, Inc. *	13,209	470,108
Delek U.S. Holdings, Inc.	28,941	1,092,812
Devon Energy Corp.	304,366	9,888,851
Diamondback Energy, Inc.	90,085	12,899,271
DMC Global, Inc. *	8,283	66,761
Dorian LPG Ltd.	17,028	491,258
DT Midstream, Inc.	49,204	5,387,346
Empire Petroleum Corp. *	14,255	42,908
Energy Services of America Corp.	8,556	93,774
EOG Resources, Inc.	263,604	27,899,847
Epsilon Energy Ltd.	5,425	26,040
EQT Corp.	300,301	16,090,128
Evolution Petroleum Corp.	15,426	67,566
Excelerate Energy, Inc., Class A	11,119	288,093
Expand Energy Corp.	114,427	11,821,453
Expro Group Holdings NV *	50,353	683,794
Exxon Mobil Corp.	2,051,565	234,616,973
Flowco Holdings, Inc., Class A	10,000	162,000
Forum Energy Technologies, Inc. *	4,222	113,065
Geospace Technologies Corp. *	10,335	261,889
Gevo, Inc. *(a)	99,561	232,973
Granite Ridge Resources, Inc.	22,980	121,334
Green Plains, Inc. *	31,000	318,680
Gulf Island Fabrication, Inc. *	6,007	46,915
SECURITY	NUMBER OF SHARES	VALUE ($)
Gulfport Energy Corp. *	7,296	1,357,129
Halliburton Co.	410,290	11,012,184
Helix Energy Solutions Group, Inc. *	70,570	474,230
Helmerich & Payne, Inc.	47,141	1,237,923
HF Sinclair Corp.	75,977	3,920,413
Infinity Natural Resources, Inc., Class A *	6,300	72,324
Innovex International, Inc. *	17,876	358,771
International Seaways, Inc.	19,219	984,589
Kinder Morgan, Inc.	940,994	24,644,633
Kinetik Holdings, Inc., Class A	19,852	764,501
Kodiak Gas Services, Inc.	33,526	1,236,439
Kosmos Energy Ltd. *	230,000	361,100
Liberty Energy, Inc., Class A	76,251	1,380,906
Lightbridge Corp. *	11,562	310,208
Magnolia Oil & Gas Corp., Class A	90,844	2,040,356
Mammoth Energy Services, Inc. *	10,739	21,908
Marathon Petroleum Corp.	146,301	28,515,528
Matador Resources Co.	57,502	2,269,029
Murphy Oil Corp.	64,275	1,818,983
Nabors Industries Ltd. *	7,500	363,900
NACCO Industries, Inc., Class A	1,966	83,122
Natural Gas Services Group, Inc.	4,213	117,290
New Fortress Energy, Inc. *(a)	54,415	70,195
NextDecade Corp. *	65,662	389,376
Noble Corp. PLC	62,160	1,824,396
Northern Oil & Gas, Inc.	46,016	1,018,334
NOV, Inc.	180,928	2,641,549
Occidental Petroleum Corp.	346,883	14,291,580
Oceaneering International, Inc. *	48,506	1,129,705
Oil States International, Inc. *	29,052	173,440
ONEOK, Inc.	304,330	20,390,110
Ovintiv, Inc.	122,628	4,599,776
Par Pacific Holdings, Inc. *	24,479	978,670
Patterson-UTI Energy, Inc.	167,426	1,049,761
PBF Energy, Inc., Class A	41,255	1,409,683
Peabody Energy Corp.	61,147	1,676,651
Permian Resources Corp., Class A	336,470	4,226,063
Phillips 66	194,586	26,490,938
Prairie Operating Co. *(a)	25,000	51,250
PrimeEnergy Resources Corp. *	362	48,957
ProFrac Holding Corp., Class A *	11,000	60,170
ProPetro Holding Corp. *	39,887	414,027
Range Resources Corp.	114,590	4,073,675
Ranger Energy Services, Inc., Class A	5,075	69,731
REX American Resources Corp. *	14,502	464,499
Riley Exploration Permian, Inc.	5,555	144,541
Ring Energy, Inc. *	96,457	92,107
RPC, Inc.	36,343	188,984
Sable Offshore Corp. *	40,792	426,684
SandRidge Energy, Inc.	12,685	151,078
SEACOR Marine Holdings, Inc. *	10,252	65,203
Seadrill Ltd. *	28,900	912,084
Select Water Solutions, Inc.	48,335	558,753
SLB Ltd.	717,961	25,889,674
SM Energy Co.	55,363	1,156,533
Smart Sand, Inc.	17,439	37,494
Solaris Energy Infrastructure, Inc.	20,993	1,117,457
Summit Midstream Corp. *	4,783	104,843
Talos Energy, Inc. *	63,295	620,924
Targa Resources Corp.	104,255	16,059,440
TechnipFMC PLC	197,790	8,178,617
TETRA Technologies, Inc. *	64,233	453,485
Texas Pacific Land Corp.	9,308	8,780,981
Tidewater, Inc. *	22,190	1,122,592
Transocean Ltd. *	463,483	1,779,775
Uranium Energy Corp. *	215,360	3,258,397
Ur-Energy, Inc. *	175,000	301,000
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VAALCO Energy, Inc.	43,433	170,692
Valaris Ltd. *	31,641	1,775,693
Valero Energy Corp.	149,477	25,345,320
Venture Global, Inc., Class A	221,290	1,896,455
Viper Energy, Inc., Class A	81,065	3,044,801
Vital Energy, Inc. *	10,527	165,379
Vitesse Energy, Inc.	13,373	290,863
W&T Offshore, Inc.	50,000	105,000
Weatherford International PLC	35,131	2,588,803
Williams Cos., Inc.	588,877	34,078,312
World Kinect Corp.	27,459	709,815
		920,806,920

Equity Real Estate Investment Trusts (REITs) 2.0%
Acadia Realty Trust	65,151	1,242,430
Agree Realty Corp.	53,772	3,925,894
Alexander & Baldwin, Inc.	35,571	568,069
Alexander's, Inc.	964	212,977
Alexandria Real Estate Equities, Inc.	75,406	4,390,137
Alpine Income Property Trust, Inc.	4,623	67,866
American Assets Trust, Inc.	21,772	416,063
American Healthcare REIT, Inc.	82,287	3,729,247
American Homes 4 Rent, Class A	156,781	4,954,280
American Tower Corp.	225,332	40,329,921
Americold Realty Trust, Inc.	142,720	1,839,661
Apartment Investment & Management Co., Class A	63,000	335,160
Apple Hospitality REIT, Inc.	105,963	1,185,726
Armada Hoffler Properties, Inc.	38,123	249,324
AvalonBay Communities, Inc.	68,475	11,909,172
Bluerock Homes Trust, Inc.	1,536	15,114
Braemar Hotels & Resorts, Inc.	24,766	63,153
Brandywine Realty Trust	80,539	276,249
Brixmor Property Group, Inc.	147,200	3,850,752
Broadstone Net Lease, Inc.	89,652	1,606,564
BRT Apartments Corp.	5,530	81,346
BXP, Inc.	70,570	5,023,878
Camden Property Trust	51,989	5,171,866
CareTrust REIT, Inc.	106,992	3,707,273
CBL & Associates Properties, Inc.	5,626	166,361
Centerspace	8,509	504,158
Chatham Lodging Trust	21,672	138,701
City Office REIT, Inc.	16,407	113,208
Clipper Realty, Inc.	5,283	20,551
Community Healthcare Trust, Inc.	16,827	246,684
COPT Defense Properties	55,553	1,564,928
Cousins Properties, Inc.	81,130	2,103,701
Crown Castle, Inc.	209,057	18,861,123
CTO Realty Growth, Inc.	15,942	265,913
CubeSmart	109,166	4,112,283
Curbline Properties Corp.	44,358	1,022,895
DiamondRock Hospitality Co.	99,179	775,580
Digital Realty Trust, Inc.	154,721	26,366,006
Diversified Healthcare Trust	100,000	426,000
Douglas Emmett, Inc.	82,507	1,067,641
Easterly Government Properties, Inc.	19,370	418,779
EastGroup Properties, Inc.	25,902	4,520,676
Elme Communities	40,011	658,181
Empire State Realty Trust, Inc., Class A	64,131	473,928
EPR Properties	36,814	1,804,622
Equinix, Inc.	47,094	39,841,995
Equity LifeStyle Properties, Inc.	93,783	5,725,452
Equity Residential	167,641	9,964,581
Essential Properties Realty Trust, Inc.	97,090	2,901,049
Essex Property Trust, Inc.	31,016	7,808,898
Extra Space Storage, Inc.	101,997	13,620,679
SECURITY	NUMBER OF SHARES	VALUE ($)
Farmland Partners, Inc.	21,207	212,706
Federal Realty Investment Trust	37,667	3,623,189
First Industrial Realty Trust, Inc.	63,730	3,522,994
Four Corners Property Trust, Inc.	48,097	1,137,013
Franklin Street Properties Corp.	38,431	46,117
FrontView REIT, Inc.	7,000	93,100
Gaming & Leisure Properties, Inc.	136,430	6,092,964
Getty Realty Corp.	23,634	648,281
Gladstone Commercial Corp.	22,360	255,575
Gladstone Land Corp.	14,746	133,599
Global Medical REIT, Inc.	5,219	160,223
Global Net Lease, Inc.	94,810	722,452
Healthcare Realty Trust, Inc., Class A	169,248	2,999,075
Healthpeak Properties, Inc.	333,411	5,984,727
Highwoods Properties, Inc.	52,859	1,513,353
Host Hotels & Resorts, Inc.	307,660	4,928,713
Hudson Pacific Properties, Inc. *	172,995	422,108
Independence Realty Trust, Inc.	113,856	1,813,726
Industrial Logistics Properties Trust	24,875	131,340
Innovative Industrial Properties, Inc.	13,677	685,902
InvenTrust Properties Corp.	38,416	1,052,598
Invitation Homes, Inc.	270,718	7,620,712
Iron Mountain, Inc.	141,982	14,617,047
JBG SMITH Properties	32,784	638,960
Kilroy Realty Corp.	51,804	2,188,719
Kimco Realty Corp.	327,056	6,756,977
Kite Realty Group Trust	105,603	2,338,050
Lamar Advertising Co., Class A	42,157	4,999,399
Lineage, Inc.	26,567	1,046,740
LTC Properties, Inc.	22,499	789,265
LXP Industrial Trust	139,647	1,325,250
Macerich Co.	124,219	2,130,356
Medical Properties Trust, Inc. (a)	242,764	1,255,090
Mid-America Apartment Communities, Inc.	56,889	7,294,876
Millrose Properties, Inc., Class A (a)	58,990	1,900,068
Modiv Industrial, Inc.	3,196	46,086
National Health Investors, Inc.	22,914	1,707,322
National Storage Affiliates Trust	32,938	958,166
NET Lease Office Properties	6,279	184,289
NETSTREIT Corp.	38,339	713,872
NexPoint Diversified Real Estate Trust	447	1,421
NexPoint Residential Trust, Inc.	9,644	295,781
NNN REIT, Inc.	90,810	3,674,173
Omega Healthcare Investors, Inc.	142,846	6,003,817
One Liberty Properties, Inc.	6,163	123,815
Orion Properties, Inc.	25,500	62,985
Outfront Media, Inc.	74,427	1,316,614
Paramount Group, Inc. *	85,678	560,334
Park Hotels & Resorts, Inc.	97,416	1,002,411
Peakstone Realty Trust	19,131	258,460
Pebblebrook Hotel Trust	56,936	595,551
Phillips Edison & Co., Inc.	61,483	2,080,585
Piedmont Realty Trust, Inc., Class A	59,125	476,548
Plymouth Industrial REIT, Inc.	23,365	514,030
Postal Realty Trust, Inc., Class A	13,537	200,483
PotlatchDeltic Corp.	35,748	1,429,920
Prologis, Inc.	446,604	55,419,090
Public Storage	75,945	21,155,239
Rayonier, Inc.	66,636	1,470,657
Realty Income Corp.	439,406	25,476,760
Regency Centers Corp.	79,093	5,453,462
Rexford Industrial Realty, Inc.	113,692	4,697,753
RLJ Lodging Trust	69,831	474,851
Ryman Hospitality Properties, Inc.	30,495	2,650,320
Sabra Health Care REIT, Inc.	112,814	2,010,345
Safehold, Inc.	21,044	303,665
Saul Centers, Inc.	5,768	170,790
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp., Class A	51,520	9,865,050
Service Properties Trust (c)	79,200	169,488
Sila Realty Trust, Inc.	26,410	625,917
Simon Property Group, Inc.	157,094	27,610,841
SITE Centers Corp.	22,400	164,192
SL Green Realty Corp.	34,202	1,756,273
Smartstop Self Storage REIT, Inc.	15,266	524,387
STAG Industrial, Inc.	88,709	3,394,893
Summit Hotel Properties, Inc.	47,221	242,716
Sun Communities, Inc.	56,608	7,166,573
Sunstone Hotel Investors, Inc.	91,945	813,713
Tanger, Inc.	55,925	1,820,918
Terreno Realty Corp.	50,238	2,870,097
UDR, Inc.	146,019	4,919,380
UMH Properties, Inc.	39,350	572,149
Universal Health Realty Income Trust	5,432	207,611
Urban Edge Properties	61,172	1,176,338
Ventas, Inc.	217,925	16,080,686
Veris Residential, Inc.	37,721	541,674
VICI Properties, Inc., Class A	511,375	15,336,136
Vornado Realty Trust	76,652	2,908,177
Welltower, Inc.	321,853	58,268,267
Weyerhaeuser Co.	346,790	7,976,170
Whitestone REIT	20,066	251,628
WP Carey, Inc.	105,678	6,974,748
Xenia Hotels & Resorts, Inc.	45,844	563,881
		646,019,457

Financial Services 7.6%
Acacia Research Corp. *	29,703	103,069
Acadian Asset Management, Inc.	14,000	673,400
ACRES Commercial Realty Corp. *	3,144	66,024
Adamas Trust, Inc.	40,532	270,348
Affiliated Managers Group, Inc.	13,909	3,309,786
Affirm Holdings, Inc. *	134,992	9,703,225
AG Mortgage Investment Trust, Inc.	14,032	100,188
AGNC Investment Corp.	500,812	5,008,120
Alerus Financial Corp.	11,281	238,255
Ally Financial, Inc.	134,867	5,255,767
AlTi Global, Inc. *	40,478	159,483
American Express Co.	261,201	94,223,037
Ameriprise Financial, Inc.	45,283	20,502,784
Angel Oak Mortgage REIT, Inc.	9,942	90,174
Annaly Capital Management, Inc.	307,205	6,503,530
Apollo Commercial Real Estate Finance, Inc.	61,373	600,842
Apollo Global Management, Inc.	221,180	27,494,886
Arbor Realty Trust, Inc. (a)	92,240	930,702
ARES Management Corp., Class A	99,269	14,762,293
ARMOUR Residential REIT, Inc.	54,206	879,221
Artisan Partners Asset Management, Inc., Class A	32,819	1,432,878
Atlanticus Holdings Corp. *	2,144	118,156
Bakkt Holdings, Inc. *	4,920	136,136
Bank of New York Mellon Corp.	339,107	36,599,818
Berkshire Hathaway, Inc., Class B *	882,726	421,536,974
Better Home & Finance Holding Co. *(a)	3,600	263,556
BGC Group, Inc., Class A	172,212	1,574,018
Blackrock, Inc.	69,302	75,040,899
Blackstone Mortgage Trust, Inc., Class A	78,316	1,447,280
Blackstone, Inc.	354,704	52,013,795
Block, Inc. *	264,108	20,056,361
Blue Owl Capital, Inc., Class A	297,653	4,693,988
Bread Financial Holdings, Inc.	22,422	1,404,738
BrightSpire Capital, Inc., Class A	69,114	356,628
SECURITY	NUMBER OF SHARES	VALUE ($)
Cannae Holdings, Inc.	25,712	459,731
Cantaloupe, Inc. *	26,721	282,174
Capital One Financial Corp.	307,741	67,699,943
Carlyle Group, Inc.	125,156	6,673,318
Cass Information Systems, Inc.	5,702	225,400
Cboe Global Markets, Inc.	50,431	12,387,871
Charles Schwab Corp. (d)	815,807	77,110,078
Chicago Atlantic Real Estate Finance, Inc.	9,254	119,006
Chime Financial, Inc., Class A *(a)	17,000	291,890
Chimera Investment Corp.	41,204	525,763
Claros Mortgage Trust, Inc. *	61,707	197,462
CME Group, Inc.	173,421	46,041,541
Cohen & Steers, Inc.	14,837	1,013,664
Coinbase Global, Inc., Class A *	108,832	37,414,265
Consumer Portfolio Services, Inc. *	5,099	42,832
Corebridge Financial, Inc.	129,469	4,215,511
Corpay, Inc. *	33,836	8,809,203
Credit Acceptance Corp. *	3,048	1,363,492
Dave, Inc. *	5,360	1,282,755
DeFi Development Corp. *(a)	4,500	49,635
Diamond Hill Investment Group, Inc.	1,364	175,069
DigitalBridge Group, Inc.	75,000	887,250
Donnelley Financial Solutions, Inc. *	12,417	570,561
Dynex Capital, Inc.	62,224	823,846
Ellington Financial, Inc.	43,305	576,823
Enact Holdings, Inc.	14,940	533,657
Encore Capital Group, Inc. *	12,761	530,602
Enova International, Inc. *	12,373	1,479,440
Equitable Holdings, Inc.	145,242	7,174,955
Essent Group Ltd.	47,237	2,861,145
Euronet Worldwide, Inc. *	19,264	1,461,367
Evercore, Inc., Class A	18,572	5,470,568
EVERTEC, Inc.	29,799	848,378
EZCORP, Inc., Class A *	25,151	459,006
FactSet Research Systems, Inc.	18,069	4,820,809
Federal Agricultural Mortgage Corp., Class C	4,622	733,234
Federated Hermes, Inc.	35,278	1,710,277
Fidelity National Information Services, Inc.	252,792	15,804,556
Finance of America Cos., Inc., Class A *	5,723	125,906
FirstCash Holdings, Inc.	18,911	2,997,393
Fiserv, Inc. *	261,351	17,429,498
Flywire Corp. *	51,215	682,184
Forge Global Holdings, Inc. *	3,010	66,039
Franklin BSP Realty Trust, Inc.	44,583	452,072
Franklin Resources, Inc.	148,573	3,359,236
Galaxy Digital, Inc., Class A *	84,000	2,940,840
GCM Grosvenor, Inc., Class A	25,770	296,613
Global Payments, Inc.	117,222	9,115,183
Goldman Sachs Group, Inc.	145,676	114,992,264
Granite Point Mortgage Trust, Inc.	23,221	62,232
Great Elm Group, Inc. *	9,772	24,430
Green Dot Corp., Class A *	26,000	301,860
Guild Holdings Co., Class A	4,604	91,528
HA Sustainable Infrastructure Capital, Inc.	62,554	1,733,371
Hamilton Lane, Inc., Class A	19,596	2,233,160
Heritage Global, Inc. *	16,791	24,683
Houlihan Lokey, Inc., Class A	26,194	4,690,821
Innventure, Inc. *(a)	15,812	45,855
Interactive Brokers Group, Inc., Class A	215,452	15,159,203
Intercontinental Exchange, Inc.	275,462	40,297,336
International Money Express, Inc. *	18,445	274,646
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Invesco Ltd.	216,773	5,137,520
Invesco Mortgage Capital, Inc. (a)	28,900	217,617
Jack Henry & Associates, Inc.	34,966	5,207,836
Jackson Financial, Inc., Class A	33,011	3,327,839
Janus Henderson Group PLC	59,917	2,609,984
Jefferies Financial Group, Inc.	78,640	4,154,551
Jefferson Capital, Inc.	5,000	94,400
KKR & Co., Inc.	330,133	39,064,638
KKR Real Estate Finance Trust, Inc.	24,272	197,574
Ladder Capital Corp., Class A	54,768	578,898
Lazard, Inc.	55,551	2,710,889
LendingClub Corp. *	52,098	905,984
LendingTree, Inc. *	6,556	419,584
loanDepot, Inc., Class A *	36,984	111,692
LPL Financial Holdings, Inc.	38,606	14,566,430
Lument Finance Trust, Inc.	24,035	37,495
Manhattan Bridge Capital, Inc.	7,727	38,017
MarketAxess Holdings, Inc.	18,220	2,916,293
Marqeta, Inc., Class A *	195,000	883,350
Mastercard, Inc., Class A	397,244	219,274,716
Medallion Financial Corp.	6,557	64,455
Merchants Bancorp	12,767	398,203
MFA Financial, Inc.	47,437	426,459
MGIC Investment Corp.	112,975	3,097,774
Miami International Holdings, Inc. *	7,300	319,010
Moelis & Co., Class A	36,239	2,295,016
Moody's Corp.	74,245	35,659,873
Morgan Stanley	583,825	95,747,300
Morningstar, Inc.	11,843	2,514,269
MSCI, Inc., Class A	37,330	21,970,571
Nasdaq, Inc.	219,357	18,752,830
Navient Corp.	37,356	456,864
NCR Atleos Corp. *	35,791	1,320,688
Nelnet, Inc., Class A	6,753	871,475
NerdWallet, Inc., Class A *	22,319	260,463
NewtekOne, Inc.	11,192	116,397
Nexpoint Real Estate Finance, Inc.	5,703	74,367
NMI Holdings, Inc., Class A *	38,589	1,405,797
Northern Trust Corp.	92,541	11,907,250
Old Market Capital Corp. *	6,032	32,573
OneMain Holdings, Inc.	56,769	3,360,157
Onity Group, Inc. *	3,090	115,782
Open Lending Corp., Class A *	50,000	95,000
Oportun Financial Corp. *	16,000	85,280
Oppenheimer Holdings, Inc., Class A	3,500	244,160
OppFi, Inc.	17,756	173,121
Orchid Island Capital, Inc.	69,453	502,145
P10, Inc., Class A	37,410	380,086
Paymentus Holdings, Inc., Class A *	20,360	582,296
Payoneer Global, Inc. *	141,097	816,952
PayPal Holdings, Inc. *	459,748	31,846,744
Paysign, Inc. *	26,608	137,430
PennyMac Financial Services, Inc.	13,935	1,753,162
PennyMac Mortgage Investment Trust	41,298	497,228
Perella Weinberg Partners, Class A	32,601	608,987
Piper Sandler Cos.	7,959	2,540,990
PJT Partners, Inc., Class A	11,852	1,909,476
PRA Group, Inc. *	21,991	301,497
Priority Technology Holdings, Inc. *	9,469	65,904
PROG Holdings, Inc.	19,924	576,401
Radian Group, Inc.	64,043	2,173,619
Raymond James Financial, Inc.	85,340	13,540,898
Ready Capital Corp.	81,000	237,330
Redwood Trust, Inc.	69,393	368,477
Regional Management Corp.	3,411	134,223
Remitly Global, Inc. *	82,935	1,330,277
Repay Holdings Corp., Class A *	35,500	152,295
Rithm Capital Corp.	253,381	2,779,590
SECURITY	NUMBER OF SHARES	VALUE ($)
Rithm Property Trust, Inc.	21,615	57,712
Robinhood Markets, Inc., Class A *	372,448	54,667,917
Rocket Cos., Inc., Class A	461,762	7,692,955
S&P Global, Inc.	150,382	73,267,614
Security National Financial Corp., Class A *	7,773	61,951
SEI Investments Co.	45,864	3,697,097
Seven Hills Realty Trust *(a)	5,666	53,600
Sezzle, Inc. *	7,900	517,845
Shift4 Payments, Inc., Class A *	33,081	2,285,897
Silvercrest Asset Management Group, Inc., Class A	3,213	45,432
SLM Corp.	101,185	2,716,817
SoFi Technologies, Inc. *	575,110	17,069,265
Starwood Property Trust, Inc.	168,739	3,067,675
State Street Corp.	137,253	15,874,682
StepStone Group, Inc., Class A	34,609	2,106,996
Stifel Financial Corp.	49,495	5,861,693
StoneX Group, Inc. *	22,698	2,086,400
Sunrise Realty Trust, Inc.	2,814	27,802
SWK Holdings Corp.	1,451	23,492
Synchrony Financial	180,461	13,422,689
T. Rowe Price Group, Inc.	105,320	10,798,460
Toast, Inc., Class A *	223,632	8,082,060
TPG RE Finance Trust, Inc.	31,952	276,385
TPG, Inc.	59,557	3,278,017
Tradeweb Markets, Inc., Class A	56,783	5,984,360
Triller Group, Inc. *	65,000	37,277
Two Harbors Investment Corp.	51,925	504,711
Upstart Holdings, Inc. *	40,477	1,923,467
UWM Holdings Corp.	98,027	551,892
Velocity Financial, Inc. *	5,032	93,696
Victory Capital Holdings, Inc., Class A	23,325	1,452,448
Virtu Financial, Inc., Class A	38,843	1,353,290
Virtus Investment Partners, Inc.	2,856	465,014
Visa, Inc., Class A	817,599	278,588,683
Voya Financial, Inc.	46,953	3,496,120
Walker & Dunlop, Inc.	16,462	1,315,643
Waterstone Financial, Inc.	8,861	135,573
Western Union Co.	160,667	1,499,023
WEX, Inc. *	16,578	2,418,399
WisdomTree, Inc.	59,234	708,439
World Acceptance Corp. *	1,349	171,957
		2,433,270,682

Food, Beverage & Tobacco 1.9%
Alico, Inc.	2,213	77,920
Altria Group, Inc.	808,399	45,577,536
Archer-Daniels-Midland Co.	230,331	13,941,935
B&G Foods, Inc.	36,000	144,000
Beyond Meat, Inc. *(a)	37,000	61,235
Boston Beer Co., Inc., Class A *	3,638	753,030
BRC, Inc., Class A *	48,000	60,960
Brown-Forman Corp., Class B	113,189	3,082,137
Bunge Global SA	66,982	6,336,497
Calavo Growers, Inc.	7,291	161,933
Cal-Maine Foods, Inc.	21,931	1,925,542
Campbell's Co.	96,046	2,893,866
Celsius Holdings, Inc. *	78,075	4,702,457
Coca-Cola Co.	1,863,915	128,423,744
Coca-Cola Consolidated, Inc.	29,278	3,817,266
Conagra Brands, Inc.	230,683	3,965,441
Constellation Brands, Inc., Class A	68,898	9,051,819
Darling Ingredients, Inc. *	76,145	2,440,447
Flowers Foods, Inc.	103,373	1,233,240
Fresh Del Monte Produce, Inc.	17,575	621,276
Freshpet, Inc. *	23,189	1,141,131
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
General Mills, Inc.	258,888	12,066,770
Hain Celestial Group, Inc. *	73,232	84,949
Hershey Co.	71,427	12,116,162
Hormel Foods Corp.	142,595	3,078,626
Ingredion, Inc.	31,040	3,582,326
J&J Snack Foods Corp.	7,548	638,938
J.M. Smucker Co.	52,087	5,393,609
John B Sanfilippo & Son, Inc.	3,955	248,295
Kellanova	129,063	10,719,973
Keurig Dr. Pepper, Inc.	653,868	17,759,055
Kraft Heinz Co.	411,059	10,165,489
Lamb Weston Holdings, Inc.	66,093	4,079,921
Lifeway Foods, Inc. *	2,366	56,760
Limoneira Co.	7,226	102,103
Mama's Creations, Inc. *	16,154	171,071
Marzetti Co.	9,487	1,487,467
McCormick & Co., Inc. - Non Voting Shares	120,883	7,755,853
Mission Produce, Inc. *	18,304	210,862
Molson Coors Beverage Co., Class B	82,203	3,593,915
Mondelez International, Inc., Class A	622,674	35,778,848
Monster Beverage Corp. *	343,034	22,924,962
National Beverage Corp. *	13,198	452,295
PepsiCo, Inc.	658,829	96,248,329
Philip Morris International, Inc.	749,064	108,112,407
Pilgrim's Pride Corp.	19,693	750,303
Post Holdings, Inc. *	23,145	2,405,460
Primo Brands Corp.	120,787	2,653,690
Seaboard Corp.	139	468,427
Seneca Foods Corp., Class A *	2,612	281,665
Simply Good Foods Co. *	46,953	918,870
SunOpta, Inc. *	43,000	224,460
Tootsie Roll Industries, Inc.	7,873	277,838
TreeHouse Foods, Inc. *	21,000	382,200
Turning Point Brands, Inc.	8,413	756,329
Tyson Foods, Inc., Class A	137,179	7,052,372
Universal Corp.	12,751	646,221
Utz Brands, Inc.	34,013	358,157
Vita Coco Co., Inc. *	22,425	923,462
Vital Farms, Inc. *	18,421	605,130
Westrock Coffee Co. *(a)	15,240	67,208
Zevia PBC, Class A *	20,011	47,226
		606,061,415

Health Care Equipment & Services 3.7%
Abbott Laboratories	837,546	103,537,437
Acadia Healthcare Co., Inc. *	43,513	935,529
Accuray, Inc. *	138,517	195,309
AdaptHealth Corp., Class A *	56,230	505,508
Addus HomeCare Corp. *	8,798	1,028,398
agilon health, Inc. *	125,000	99,563
Align Technology, Inc. *	32,669	4,504,402
Alignment Healthcare, Inc. *	71,414	1,204,040
Alphatec Holdings, Inc. *	58,192	1,105,066
AMN Healthcare Services, Inc. *	17,098	336,660
AngioDynamics, Inc. *	16,851	202,718
Anteris Technologies Global Corp. *	16,000	71,840
Ardent Health, Inc. *	12,542	182,612
Artivion, Inc. *	21,300	966,381
Astrana Health, Inc. *	19,744	616,210
AtriCure, Inc. *	23,192	801,284
Avanos Medical, Inc. *	20,000	222,200
Aveanna Healthcare Holdings, Inc. *	42,117	381,159
Axogen, Inc. *	20,819	462,598
Baxter International, Inc.	246,772	4,557,879
Becton Dickinson & Co.	138,484	24,748,476
Beta Bionics, Inc. *(a)	20,552	559,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Bioventus, Inc., Class A *	20,832	136,450
Boston Scientific Corp. *	713,051	71,818,497
BrightSpring Health Services, Inc. *	50,027	1,653,392
Brookdale Senior Living, Inc. *	121,029	1,121,939
Butterfly Network, Inc. *	142,130	382,330
Cardinal Health, Inc.	115,280	21,991,966
Castle Biosciences, Inc. *	13,247	337,798
Cencora, Inc.	93,345	31,532,874
Centene Corp. *	223,732	7,913,401
Certara, Inc. *	50,000	581,500
Cerus Corp. *	240,718	353,855
Chemed Corp.	7,177	3,095,440
Cigna Group	128,340	31,367,579
Claritev Corp. *	4,000	260,400
ClearPoint Neuro, Inc. *	13,369	310,428
Clover Health Investments Corp., Class A *	212,274	749,327
Community Health Systems, Inc. *	50,191	194,741
Concentra Group Holdings Parent, Inc.	61,313	1,221,355
CONMED Corp.	15,031	661,364
Cooper Cos., Inc. *	96,010	6,712,059
CorVel Corp. *	16,296	1,205,089
Cross Country Healthcare, Inc. *	14,884	182,478
CVRx, Inc. *	5,810	59,204
CVS Health Corp.	610,346	47,698,540
DaVita, Inc. *	17,204	2,047,620
Definitive Healthcare Corp. *	24,978	69,189
Delcath Systems, Inc. *	12,977	127,564
Dentsply Sirona, Inc.	95,723	1,207,067
Dexcom, Inc. *	188,713	10,986,871
DocGo, Inc. *	45,000	49,050
Doximity, Inc., Class A *	66,170	4,367,220
Edwards Lifesciences Corp. *	282,883	23,323,703
Electromed, Inc. *	3,594	86,472
Elevance Health, Inc.	108,360	34,371,792
Embecta Corp.	27,343	364,756
Encompass Health Corp.	48,343	5,503,851
Enhabit, Inc. *	23,015	187,112
Enovis Corp. *	29,799	930,921
Ensign Group, Inc.	27,338	4,923,574
Envista Holdings Corp. *	78,739	1,602,339
Evolent Health, Inc., Class A *	60,209	401,594
FONAR Corp. *	3,312	49,812
Fulgent Genetics, Inc. *	9,036	202,858
GE HealthCare Technologies, Inc.	221,025	16,565,824
GeneDx Holdings Corp. *	10,756	1,472,604
Glaukos Corp. *	28,066	2,471,773
Globus Medical, Inc., Class A *	53,888	3,254,296
GoodRx Holdings, Inc., Class A *	51,094	172,187
Guardant Health, Inc. *	61,458	5,716,823
Haemonetics Corp. *	24,730	1,236,747
HCA Healthcare, Inc.	78,822	36,232,897
Health Catalyst, Inc. *	26,200	84,626
HealthEquity, Inc. *	41,817	3,955,052
HealthStream, Inc.	11,829	290,993
HeartBeam, Inc. *	14,543	26,905
HeartFlow, Inc. *	9,700	360,452
Henry Schein, Inc. *	50,045	3,162,844
Hims & Hers Health, Inc. *	99,605	4,528,043
Hinge Health, Inc., Class A *	9,035	449,582
Hologic, Inc. *	108,189	7,996,249
Humana, Inc.	57,736	16,061,578
ICU Medical, Inc. *	12,135	1,457,292
IDEXX Laboratories, Inc. *	38,446	24,202,141
InfuSystem Holdings, Inc. *	10,655	110,386
Inogen, Inc. *	16,555	136,413
Inspire Medical Systems, Inc. *	14,056	1,013,156
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insulet Corp. *	33,804	10,580,990
Integer Holdings Corp. *	17,370	1,121,581
Integra LifeSciences Holdings Corp. *	31,364	376,682
Intuitive Surgical, Inc. *	172,507	92,167,040
iRadimed Corp.	4,278	328,593
iRhythm Technologies, Inc. *	15,645	2,930,308
Kestra Medical Technologies Ltd. *	6,000	164,280
Kewaunee Scientific Corp. *	1,200	50,184
Kindly MD, Inc. *	186,203	173,094
KORU Medical Systems, Inc. *	12,813	50,739
Labcorp Holdings, Inc.	40,254	10,222,906
Lantheus Holdings, Inc. *	33,429	1,928,519
LeMaitre Vascular, Inc.	9,838	852,069
LENSAR, Inc. *	4,846	59,606
LifeMD, Inc. *	20,209	119,435
LifeStance Health Group, Inc. *	88,312	432,729
LivaNova PLC *	26,525	1,396,011
Masimo Corp. *	22,928	3,224,823
McKesson Corp.	59,856	48,563,567
Medtronic PLC	616,572	55,923,080
Merit Medical Systems, Inc. *	29,482	2,580,854
Milestone Scientific, Inc. *	34,400	14,431
Molina Healthcare, Inc. *	25,905	3,965,019
National HealthCare Corp.	6,222	743,156
Neogen Corp. *	105,023	647,992
NeoGenomics, Inc. *	50,000	488,500
Neuronetics, Inc. *	15,000	39,750
NeuroPace, Inc. *	8,356	83,059
Novocure Ltd. *	49,100	628,971
Nutex Health, Inc. *	1,600	196,896
Omada Health, Inc. *	6,858	168,501
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	21,903	735,284
Oncology Institute, Inc. *	40,000	178,400
OPKO Health, Inc. *	277,893	377,934
OptimizeRx Corp. *	8,000	163,920
Option Care Health, Inc. *	77,815	2,025,524
OraSure Technologies, Inc. *	35,000	95,900
Orthofix Medical, Inc. *	22,050	340,452
OrthoPediatrics Corp. *	7,124	119,968
Outset Medical, Inc. *	11,149	146,275
Owens & Minor, Inc. *	30,000	119,100
PACS Group, Inc. *	22,000	265,760
Pediatrix Medical Group, Inc. *	44,894	761,851
Pennant Group, Inc. *	17,830	440,936
Penumbra, Inc. *	18,742	4,261,369
Phreesia, Inc. *	26,389	597,447
Premier, Inc., Class A	40,368	1,135,148
Privia Health Group, Inc. *	58,873	1,430,614
PROCEPT BioRobotics Corp. *	26,802	912,072
Pro-Dex, Inc. *	1,916	69,436
Progyny, Inc. *	36,695	686,563
Pulse Biosciences, Inc. *	9,273	156,992
Quest Diagnostics, Inc.	53,700	9,448,515
QuidelOrtho Corp. *	32,759	884,165
RadNet, Inc. *	33,538	2,548,553
ResMed, Inc.	70,262	17,346,283
RxSight, Inc. *	17,500	153,825
Sanara Medtech, Inc. *	1,654	48,462
SANUWAVE Health, Inc. *	5,591	161,804
Schrodinger, Inc. *	20,000	420,800
Select Medical Holdings Corp.	53,777	743,736
Semler Scientific, Inc. *	8,674	229,514
Senseonics Holdings, Inc. *	15,765	111,143
SI-BONE, Inc. *	19,218	285,003
Simulations Plus, Inc. *	7,000	120,260
Solventum Corp. *	70,917	4,896,110
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonida Senior Living, Inc. *	3,855	99,845
STAAR Surgical Co. *	24,350	629,934
Stereotaxis, Inc. *	42,696	124,245
STERIS PLC	47,431	11,179,487
Stryker Corp.	165,577	58,985,150
Surgery Partners, Inc. *	37,410	820,401
Surmodics, Inc. *	7,188	197,203
Tactile Systems Technology, Inc. *	11,000	165,770
Talkspace, Inc. *	88,164	284,770
Tandem Diabetes Care, Inc. *	25,000	350,000
Teladoc Health, Inc. *	82,002	707,677
Teleflex, Inc.	21,353	2,657,808
Tenet Healthcare Corp. *	42,516	8,779,129
TransMedics Group, Inc. *	16,324	2,147,259
Treace Medical Concepts, Inc. *	31,516	201,387
TruBridge, Inc. *	6,539	125,680
U.S. Physical Therapy, Inc.	7,360	634,947
UFP Technologies, Inc. *	3,930	757,075
UnitedHealth Group, Inc.	435,830	148,862,095
Universal Health Services, Inc., Class B	27,134	5,888,349
Utah Medical Products, Inc.	2,665	154,836
Varex Imaging Corp. *	17,095	199,841
Veeva Systems, Inc., Class A *	72,236	21,035,123
Viemed Healthcare, Inc. *	16,000	103,360
Vivani Medical, Inc. *	30,016	48,326
Waystar Holding Corp. *	55,337	1,983,831
Zimmer Biomet Holdings, Inc.	96,323	9,686,241
		1,169,981,180

Household & Personal Products 0.8%
Beauty Health Co. *	59,555	85,164
BellRing Brands, Inc. *	61,798	1,861,974
Central Garden & Pet Co. *	4,564	139,978
Central Garden & Pet Co., Class A *	25,542	710,323
Church & Dwight Co., Inc.	117,144	10,272,357
Clorox Co.	59,411	6,681,361
Colgate-Palmolive Co.	388,284	29,917,282
Coty, Inc., Class A *	175,000	694,750
Edgewell Personal Care Co.	22,085	428,228
elf Beauty, Inc. *	28,621	3,495,769
Energizer Holdings, Inc.	31,376	728,864
Estee Lauder Cos., Inc., Class A	112,856	10,912,047
Herbalife Ltd. *	54,075	432,600
Honest Co., Inc. *	49,277	168,034
Interparfums, Inc.	8,472	755,279
Kenvue, Inc.	927,830	13,332,917
Kimberly-Clark Corp.	159,660	19,112,898
Lifevantage Corp.	7,299	59,779
Medifast, Inc. *(c)	8,935	107,399
Natural Health Trends Corp.	6,750	29,767
Nature's Sunshine Products, Inc. *	4,762	64,192
Nu Skin Enterprises, Inc., Class A	23,590	252,885
Oil-Dri Corp. of America	4,984	276,064
Olaplex Holdings, Inc. *	49,924	51,921
Procter & Gamble Co.	1,127,199	169,496,914
Reynolds Consumer Products, Inc.	26,473	647,000
Spectrum Brands Holdings, Inc.	12,510	674,039
United-Guardian, Inc.	3,342	23,962
Upexi, Inc. *(a)	37,310	166,776
USANA Health Sciences, Inc. *	4,815	101,837
WD-40 Co.	6,485	1,259,906
		272,942,266

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.8%
Abacus Global Management, Inc. *	12,400	62,248
Aflac, Inc.	231,426	24,806,553
Allstate Corp.	126,739	24,273,053
Ambac Financial Group, Inc. *	26,370	216,498
American Coastal Insurance Corp., Class C	16,093	190,541
American Financial Group, Inc.	34,132	4,494,502
American International Group, Inc.	266,599	21,050,657
AMERISAFE, Inc.	9,109	365,089
Aon PLC, Class A	103,764	35,350,320
Arch Capital Group Ltd.	178,520	15,408,061
Arthur J Gallagher & Co.	123,367	30,778,833
Assurant, Inc.	24,413	5,168,720
Assured Guaranty Ltd.	22,422	1,806,765
Axis Capital Holdings Ltd.	37,763	3,536,883
Baldwin Insurance Group, Inc., Class A *	35,057	774,760
Bowhead Specialty Holdings, Inc. *	9,325	223,427
Brighthouse Financial, Inc. *	27,922	1,593,509
Brown & Brown, Inc.	141,034	11,246,051
Chubb Ltd.	178,428	49,413,850
Cincinnati Financial Corp.	75,690	11,700,917
Citizens, Inc. *(a)	24,606	137,055
CNA Financial Corp.	11,874	528,987
CNO Financial Group, Inc.	47,869	1,915,717
Crawford & Co., Class A	10,215	110,628
Donegal Group, Inc., Class A	6,507	122,006
eHealth, Inc. *	13,577	70,465
Employers Holdings, Inc.	11,659	444,558
Erie Indemnity Co., Class A	12,211	3,573,427
Everest Group Ltd.	20,129	6,330,973
F&G Annuities & Life, Inc.	11,227	332,881
Fidelity National Financial, Inc.	123,874	6,842,800
First American Financial Corp.	49,299	3,081,680
Genworth Financial, Inc., Class A *	204,265	1,723,997
Globe Life, Inc.	38,845	5,108,506
Goosehead Insurance, Inc., Class A	12,865	883,440
Greenlight Capital Re Ltd., Class A *	9,834	119,188
Hagerty, Inc., Class A *	15,234	170,925
Hanover Insurance Group, Inc.	17,134	2,927,858
Hartford Insurance Group, Inc.	136,089	16,899,532
HCI Group, Inc.	5,357	1,092,882
Heritage Insurance Holdings, Inc. *	10,125	239,254
Hippo Holdings, Inc. *	12,999	478,103
Horace Mann Educators Corp.	19,846	887,315
Investors Title Co.	697	180,237
James River Group Holdings Ltd.	17,990	91,749
Kemper Corp.	30,177	1,357,663
Kestrel Group Ltd. *	3,500	69,440
Kingstone Cos., Inc.	5,000	72,900
Kingsway Financial Services, Inc. *	5,983	85,198
Kinsale Capital Group, Inc.	10,806	4,316,673
Lemonade, Inc. *	30,870	1,854,670
Lincoln National Corp.	80,886	3,397,212
Loews Corp.	81,592	8,123,300
Markel Group, Inc. *	6,085	12,015,015
Marsh & McLennan Cos., Inc.	236,580	42,146,727
MBIA, Inc. *	22,069	150,731
Mercury General Corp.	13,587	1,050,275
MetLife, Inc.	268,647	21,443,404
NI Holdings, Inc. *	3,782	49,922
Old Republic International Corp.	109,761	4,331,169
Oscar Health, Inc., Class A *	99,206	1,785,708
Palomar Holdings, Inc. *	12,717	1,449,865
Primerica, Inc.	15,826	4,112,703
Principal Financial Group, Inc.	98,854	8,307,690
SECURITY	NUMBER OF SHARES	VALUE ($)
ProAssurance Corp. *	24,020	575,279
Progressive Corp.	282,096	58,111,776
Prudential Financial, Inc.	170,269	17,707,976
Reinsurance Group of America, Inc.	31,988	5,836,530
RenaissanceRe Holdings Ltd.	22,669	5,759,966
RLI Corp.	43,574	2,569,123
Root, Inc., Class A *	6,804	547,858
Ryan Specialty Holdings, Inc., Class A	54,232	2,971,914
Safety Insurance Group, Inc.	7,104	488,258
Selective Insurance Group, Inc.	28,795	2,169,415
Selectquote, Inc. *	82,616	171,841
SiriusPoint Ltd. *	51,279	933,278
Skyward Specialty Insurance Group, Inc. *	18,704	852,715
Slide Insurance Holdings, Inc. *	13,264	212,091
Stewart Information Services Corp.	13,159	898,365
Tiptree, Inc.	9,652	170,937
Travelers Cos., Inc.	108,339	29,102,022
Trupanion, Inc. *	16,359	654,196
TWFG, Inc. *	5,800	141,288
United Fire Group, Inc.	9,091	274,821
Universal Insurance Holdings, Inc.	15,138	466,553
Unum Group	75,069	5,511,566
W.R. Berkley Corp.	145,001	10,344,371
White Mountains Insurance Group Ltd.	1,229	2,340,704
Willis Towers Watson PLC	47,001	14,716,013
		576,404,521

Materials 2.0%
AdvanSix, Inc.	11,778	218,953
Air Products & Chemicals, Inc.	107,469	26,070,905
Albemarle Corp.	56,491	5,549,111
Alcoa Corp.	126,124	4,640,102
Alpha Metallurgical Resources, Inc. *	5,295	917,412
Alto Ingredients, Inc. *	33,727	34,064
Amcor PLC	1,109,380	8,764,102
American Battery Technology Co. *	44,330	227,413
Amrize Ltd. *	246,900	12,799,296
AptarGroup, Inc.	31,707	3,678,329
Arq, Inc. *	12,500	83,000
Ascent Industries Co. *	4,646	56,495
Ashland, Inc.	21,414	1,047,145
ASP Isotopes, Inc. *	38,711	392,142
Aspen Aerogels, Inc. *	36,945	300,732
Avery Dennison Corp.	37,527	6,563,097
Avient Corp.	42,722	1,370,095
Axalta Coating Systems Ltd. *	103,891	2,957,777
Balchem Corp.	15,726	2,412,211
Ball Corp.	132,253	6,215,891
Cabot Corp.	25,607	1,727,960
Celanese Corp., Class A	52,246	2,008,336
Century Aluminum Co. *	22,913	678,683
CF Industries Holdings, Inc.	77,601	6,463,387
Chemours Co.	74,926	1,003,259
Clearwater Paper Corp. *	7,639	134,828
Cleveland-Cliffs, Inc. *	274,203	3,408,343
Coeur Mining, Inc. *	313,983	5,391,088
Commercial Metals Co.	53,599	3,181,637
Compass Minerals International, Inc. *	18,363	318,414
Contango ORE, Inc. *	6,450	138,417
Core Molding Technologies, Inc. *	2,885	51,670
Corteva, Inc.	326,457	20,057,518
CRH PLC	323,175	38,490,142
Crown Holdings, Inc.	55,405	5,384,258
Dakota Gold Corp. *	58,026	236,746
Dow, Inc.	345,829	8,248,022
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DuPont de Nemours, Inc.	201,844	16,480,563
Eagle Materials, Inc.	15,593	3,310,706
Eastman Chemical Co.	56,069	3,337,227
Ecolab, Inc.	122,789	31,483,100
Ecovyst, Inc. *	62,976	515,773
Element Solutions, Inc.	106,288	2,840,015
Flotek Industries, Inc. *	5,068	87,727
FMC Corp.	60,478	917,451
Freeport-McMoRan, Inc.	690,925	28,811,572
Friedman Industries, Inc.	2,834	60,194
Graphic Packaging Holding Co.	141,605	2,264,264
Greif, Inc., Class A	14,564	828,546
Hawkins, Inc.	10,210	1,448,289
HB Fuller Co.	26,013	1,492,366
Hecla Mining Co.	317,745	4,089,378
Huntsman Corp.	81,401	674,000
Hycroft Mining Holding Corp., Class A *	30,213	229,619
Idaho Strategic Resources, Inc. *	8,743	289,044
Ingevity Corp. *	17,756	953,852
Innospec, Inc.	11,817	869,495
International Flavors & Fragrances, Inc.	123,331	7,766,153
International Paper Co.	254,901	9,849,375
Intrepid Potash, Inc. *	3,965	105,588
Ivanhoe Electric, Inc. *	44,102	652,269
Kaiser Aluminum Corp.	7,681	695,361
Knife River Corp. *	27,236	1,646,689
Koppers Holdings, Inc.	10,777	304,127
Kronos Worldwide, Inc.	9,190	45,215
Linde PLC	225,649	94,388,977
Louisiana-Pacific Corp.	30,130	2,624,624
LSB Industries, Inc. *	21,659	182,585
LyondellBasell Industries NV, Class A	123,167	5,717,412
Magnera Corp. *	15,392	139,913
Martin Marietta Materials, Inc.	29,014	17,788,483
Materion Corp.	9,668	1,108,243
Mativ Holdings, Inc.	29,717	317,378
McEwen, Inc. *	18,704	342,844
Metallus, Inc. *	16,743	294,509
Minerals Technologies, Inc.	15,242	864,984
Mosaic Co.	153,175	4,204,654
MP Materials Corp. *	66,025	4,165,517
Myers Industries, Inc.	15,888	275,339
NewMarket Corp.	3,802	2,919,556
Newmont Corp.	528,598	42,800,580
Northern Technologies International Corp.	2,657	19,742
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	110,343	16,556,967
O-I Glass, Inc. *	72,227	815,443
Olin Corp.	57,735	1,195,115
Olympic Steel, Inc.	4,090	151,330
Orion SA	27,306	144,722
Packaging Corp. of America	43,073	8,431,970
Perimeter Solutions, Inc. *	64,240	1,510,282
PPG Industries, Inc.	108,612	10,616,823
PureCycle Technologies, Inc. *	76,295	883,496
Quaker Chemical Corp.	6,333	879,590
Ramaco Resources, Inc., Class A *	20,435	620,407
Ranpak Holdings Corp., Class A *	15,372	81,472
Rayonier Advanced Materials, Inc. *	47,920	333,044
Reliance, Inc.	25,588	7,226,819
Royal Gold, Inc.	39,006	6,817,859
RPM International, Inc.	61,858	6,759,842
Ryerson Holding Corp.	12,949	285,655
Scotts Miracle-Gro Co.	23,197	1,241,503
Sealed Air Corp.	70,919	2,376,496
SECURITY	NUMBER OF SHARES	VALUE ($)
Sensient Technologies Corp.	20,316	1,915,596
Sherwin-Williams Co.	111,460	38,447,012
Silgan Holdings, Inc.	43,633	1,685,106
Smith-Midland Corp. *	1,800	65,628
Smurfit WestRock PLC	250,920	9,263,966
Solitario Resources Corp. *	44,899	30,693
Solstice Advanced Materials, Inc. *	76,381	3,442,492
Sonoco Products Co.	47,045	1,908,616
Steel Dynamics, Inc.	66,266	10,390,509
Stepan Co.	11,705	507,412
SunCoke Energy, Inc.	44,951	360,058
Sylvamo Corp.	15,710	637,826
TriMas Corp.	17,344	616,232
Tronox Holdings PLC	42,731	149,559
U.S. Antimony Corp. *	47,359	382,187
U.S. Gold Corp. *	7,270	111,376
U.S. Lime & Minerals, Inc.	4,810	563,828
USA Rare Earth, Inc. *(a)	29,528	574,320
Valhi, Inc.	1,628	22,580
Vulcan Materials Co.	63,627	18,420,016
Warrior Met Coal, Inc.	24,646	1,671,985
Westlake Corp.	17,445	1,200,390
Worthington Steel, Inc.	16,439	525,884
		641,246,384

Media & Entertainment 8.6%
Advantage Solutions, Inc. *	79,487	101,743
Alphabet, Inc., Class A	2,799,681	787,242,300
Alphabet, Inc., Class C	2,247,598	633,418,068
Altice USA, Inc., Class A *	117,818	262,734
AMC Entertainment Holdings, Inc., Class A *	269,257	697,376
AMC Networks, Inc., Class A *	15,598	118,233
Angi, Inc. *	22,390	297,115
Arena Group Holdings, Inc. *	13,000	72,410
Atlanta Braves Holdings, Inc., Class C *	27,292	1,111,330
Boston Omaha Corp., Class A *	8,359	106,326
Bumble, Inc., Class A *	43,000	238,650
Cable One, Inc.	2,299	341,516
Cargurus, Inc. *	42,540	1,494,005
Cars.com, Inc. *	26,286	282,312
Charter Communications, Inc., Class A *	44,494	10,404,477
Cinemark Holdings, Inc.	49,363	1,333,295
Clear Channel Outdoor Holdings, Inc. *	153,084	277,082
Comcast Corp., Class A	1,772,224	49,329,855
CuriosityStream, Inc.	23,041	99,998
DHI Group, Inc. *	17,605	34,154
DoubleVerify Holdings, Inc. *	69,812	794,461
EchoStar Corp., Class A *	64,696	4,843,790
Electronic Arts, Inc.	108,055	21,617,483
Emerald Holding, Inc.	6,732	29,553
Entravision Communications Corp., Class A	34,841	72,121
Eventbrite, Inc., Class A *	44,108	101,889
EverQuote, Inc., Class A *	12,961	279,180
EW Scripps Co., Class A *(c)	29,000	70,470
Fox Corp., Class A	165,601	10,706,105
fuboTV, Inc. *	161,375	609,998
Gaia, Inc. *	10,263	51,212
Gannett Co., Inc. *	69,602	368,891
Gray Media, Inc.	43,415	198,407
Grindr, Inc. *	22,844	316,618
IAC, Inc. *	32,254	1,039,224
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ibotta, Inc., Class A *(a)	7,000	225,820
iHeartMedia, Inc., Class A *	47,000	139,590
Integral Ad Science Holding Corp. *	33,997	347,109
Interpublic Group of Cos., Inc.	179,127	4,596,399
IZEA Worldwide, Inc. *	6,054	31,178
John Wiley & Sons, Inc., Class A	20,346	750,157
Liberty Broadband Corp., Class C *	64,880	3,491,842
Liberty Media Corp.-Liberty Formula One, Class C *	118,660	11,848,201
Liberty Media Corp.-Liberty Live, Class C *	33,561	3,034,250
Lionsgate Studios Corp. *	105,765	680,069
Live Nation Entertainment, Inc. *	76,288	11,407,345
LiveOne, Inc. *	3,979	22,282
Madison Square Garden Entertainment Corp., Class A *	19,650	867,744
Madison Square Garden Sports Corp. *	8,628	1,849,757
Magnite, Inc. *	69,956	1,250,813
Marchex, Inc., Class B *	24,313	42,548
Marcus Corp.	10,398	149,731
Match Group, Inc.	115,791	3,744,681
MediaAlpha, Inc., Class A *	18,518	236,105
Meta Platforms, Inc., Class A	1,044,033	676,898,796
MNTN, Inc., Class A *	2,088	34,619
National CineMedia, Inc.	44,303	195,819
Netflix, Inc. *	204,483	228,787,849
New York Times Co., Class A	77,548	4,419,461
News Corp., Class A	247,433	6,556,975
Nexstar Media Group, Inc., Class A	13,766	2,694,419
Nextdoor Holdings, Inc. *	113,778	221,867
NIQ Global Intelligence PLC *	24,100	298,840
Omnicom Group, Inc.	93,334	7,001,917
Paramount Skydance Corp., Class B (a)	148,585	2,286,723
Pinterest, Inc., Class A *	287,146	9,504,533
Playstudios, Inc. *	52,000	48,360
Playtika Holding Corp.	28,775	105,604
PubMatic, Inc., Class A *	16,000	133,760
QuinStreet, Inc. *	28,747	425,168
Reddit, Inc., Class A *	59,489	12,430,227
Reservoir Media, Inc. *	14,527	110,405
ROBLOX Corp., Class A *	309,902	35,242,055
Roku, Inc. *	62,662	6,650,318
Rumble, Inc. *(a)	54,011	370,515
Saga Communications, Inc., Class A	1,989	24,365
Scholastic Corp.	12,861	368,725
Shutterstock, Inc.	11,000	275,330
Sinclair, Inc.	23,794	325,026
Sirius XM Holdings, Inc.	90,978	1,973,313
Skillz, Inc., Class A *	6,303	42,104
Snap, Inc., Class A *	531,978	4,149,428
Sphere Entertainment Co. *	13,111	897,841
Stagwell, Inc., Class A *	53,700	255,075
Starz Entertainment Corp. *	5,995	63,007
Take-Two Interactive Software, Inc. *	83,580	21,427,405
Teads Holding Co. *	10,250	15,170
TechTarget, Inc. *	37,506	205,908
TEGNA, Inc.	77,571	1,525,822
Thryv Holdings, Inc. *	20,334	156,775
TKO Group Holdings, Inc.	33,173	6,249,793
Townsquare Media, Inc., Class A	6,366	39,978
Trade Desk, Inc., Class A *	214,104	10,765,149
Travelzoo *	4,020	33,848
TripAdvisor, Inc. *	56,355	905,061
TrueCar, Inc. *	117,370	258,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Trump Media & Technology Group Corp. *	78,643	1,205,204
Vimeo, Inc. *	75,022	585,172
Walt Disney Co.	865,204	97,439,274
Warner Bros Discovery, Inc. *	1,188,184	26,674,731
Warner Music Group Corp., Class A	69,159	2,210,322
Webtoon Entertainment, Inc. *(a)	10,247	179,630
WideOpenWest, Inc. *	23,881	122,510
Yelp, Inc., Class A *	28,856	951,671
Zedge, Inc., Class B	11,319	28,524
Ziff Davis, Inc. *	20,342	689,594
ZipRecruiter, Inc., Class A *	25,000	116,250
ZoomInfo Technologies, Inc., Class A *	125,000	1,402,500
		2,749,058,951

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
10X Genomics, Inc., Class A *	54,632	745,180
4D Molecular Therapeutics, Inc. *	16,050	184,575
AbbVie, Inc.	850,105	185,356,894
Abeona Therapeutics, Inc. *	23,850	114,719
Absci Corp. *(a)	69,263	296,446
ACADIA Pharmaceuticals, Inc. *	59,762	1,356,597
Achieve Life Sciences, Inc. *(a)	20,000	102,400
Aclaris Therapeutics, Inc. *	33,079	83,359
Adaptive Biotechnologies Corp. *	57,118	991,568
ADMA Biologics, Inc. *	115,884	1,793,884
Agenus, Inc. *	15,000	59,550
Agilent Technologies, Inc.	136,496	19,977,555
Agios Pharmaceuticals, Inc. *	27,110	1,172,236
Akebia Therapeutics, Inc. *	119,804	264,767
Akero Therapeutics, Inc. *	35,820	1,941,444
Aldeyra Therapeutics, Inc. *	19,049	96,578
Alector, Inc. *	50,000	73,500
Alkermes PLC *	78,524	2,410,687
Allogene Therapeutics, Inc. *	60,000	74,400
Alnylam Pharmaceuticals, Inc. *	63,270	28,853,651
Alpha Teknova, Inc. *	7,000	36,750
ALT5 Sigma Corp. *	60,000	151,200
Altimmune, Inc. *	40,000	162,000
Alumis, Inc. *	23,226	110,324
Amgen, Inc.	259,071	77,314,559
Amicus Therapeutics, Inc. *	143,560	1,296,347
Amneal Pharmaceuticals, Inc. *	88,719	959,940
Amphastar Pharmaceuticals, Inc. *	19,039	485,495
Amylyx Pharmaceuticals, Inc. *	35,499	494,501
AnaptysBio, Inc. *	10,000	365,800
Anavex Life Sciences Corp. *(a)	46,710	372,279
ANI Pharmaceuticals, Inc. *	8,569	776,351
Anixa Biosciences, Inc. *	12,785	52,802
Annexon, Inc. *	45,000	142,200
Apellis Pharmaceuticals, Inc. *	51,868	1,113,606
Apogee Therapeutics, Inc. *	22,884	1,295,006
Aquestive Therapeutics, Inc. *	43,867	299,173
Arbutus Biopharma Corp. *	68,681	324,861
Arcellx, Inc. *	20,001	1,805,090
Arcturus Therapeutics Holdings, Inc. *	10,730	106,978
Arcus Biosciences, Inc. *	32,993	650,622
Arcutis Biotherapeutics, Inc. *	51,056	1,292,227
Ardelyx, Inc. *	111,347	674,763
ArriVent Biopharma, Inc. *	15,269	285,988
Arrowhead Pharmaceuticals, Inc. *	67,794	2,873,788
ARS Pharmaceuticals, Inc. *	27,670	247,923
Arvinas, Inc. *	43,476	440,847
Assembly Biosciences, Inc. *	6,704	208,159
Astria Therapeutics, Inc. *	18,061	228,110
Atara Biotherapeutics, Inc. *	1,643	24,399
Atea Pharmaceuticals, Inc. *	35,000	113,750
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Atossa Therapeutics, Inc. *	80,000	71,168
aTyr Pharma, Inc. *	39,689	34,371
Aura Biosciences, Inc. *	25,362	155,469
Avadel Pharmaceuticals PLC *	46,726	882,654
Avantor, Inc. *	326,942	3,864,454
Avidity Biosciences, Inc. *	64,978	4,538,713
Avita Medical, Inc. *(a)	15,000	58,050
Axsome Therapeutics, Inc. *	20,149	2,719,914
Azenta, Inc. *	18,572	560,874
Beam Therapeutics, Inc. *	50,189	1,255,227
Benitec Biopharma, Inc. *	9,000	147,240
Bicara Therapeutics, Inc. *	17,159	278,834
BioAge Labs, Inc. *	7,000	52,990
BioCryst Pharmaceuticals, Inc. *	103,077	754,524
Biogen, Inc. *	70,668	10,901,952
Biohaven Ltd. *	40,846	702,551
BioLife Solutions, Inc. *	17,453	486,415
BioMarin Pharmaceutical, Inc. *	93,278	4,996,902
Bio-Rad Laboratories, Inc., Class A *	8,784	2,806,927
Biote Corp., Class A *	7,115	20,420
Bio-Techne Corp.	76,030	4,757,197
Black Diamond Therapeutics, Inc. *	14,484	56,053
BridgeBio Oncology Therapeutics, Inc. *	22,000	262,680
Bridgebio Pharma, Inc. *	82,476	5,166,297
Bristol-Myers Squibb Co.	979,495	45,125,335
Bruker Corp.	52,861	2,058,407
C4 Therapeutics, Inc. *	40,958	106,900
Cabaletta Bio, Inc. *	50,606	182,688
Candel Therapeutics, Inc. *(a)	15,000	80,700
Capricor Therapeutics, Inc. *(a)	23,201	151,039
Cardiff Oncology, Inc. *(a)	29,101	68,387
CareDx, Inc. *	26,640	399,600
Caribou Biosciences, Inc. *	46,922	113,551
Cassava Sciences, Inc. *	25,000	81,500
Catalyst Pharmaceuticals, Inc. *	55,477	1,179,996
Celcuity, Inc. *	16,665	1,285,871
Celldex Therapeutics, Inc. *	33,071	883,988
CG oncology, Inc. *	30,341	1,312,855
Champions Oncology, Inc. *	6,854	46,813
Charles River Laboratories International, Inc. *	23,897	4,303,133
Cidara Therapeutics, Inc. *	9,513	1,039,200
Codexis, Inc. *	45,863	108,695
Cogent Biosciences, Inc. *	68,686	1,119,582
Cognition Therapeutics, Inc. *	84,940	152,043
Coherus Oncology, Inc. *(a)	39,420	66,226
Collegium Pharmaceutical, Inc. *	15,803	568,908
Compass Therapeutics, Inc. *	87,353	326,700
Contineum Therapeutics, Inc., Class A *	15,969	175,819
Corbus Pharmaceuticals Holdings, Inc. *	4,813	58,478
Corcept Therapeutics, Inc. *	45,877	3,370,583
CorMedix, Inc. *(a)	33,604	374,013
Corvus Pharmaceuticals, Inc. *	29,968	240,943
Coya Therapeutics, Inc. *	10,000	63,200
Crinetics Pharmaceuticals, Inc. *	48,010	2,088,435
CRISPR Therapeutics AG *	44,932	2,875,199
CryoPort, Inc. *	30,567	282,439
Cullinan Therapeutics, Inc. *	24,598	213,019
Cytek Biosciences, Inc. *	55,000	214,500
Cytokinetics, Inc. *	58,366	3,711,494
CytomX Therapeutics, Inc. *	88,535	316,070
Danaher Corp.	306,676	66,051,877
Day One Biopharmaceuticals, Inc. *	30,778	228,988
Denali Therapeutics, Inc. *	67,056	1,091,672
Design Therapeutics, Inc. *	15,000	100,500
SECURITY	NUMBER OF SHARES	VALUE ($)
DiaMedica Therapeutics, Inc. *	13,251	93,552
Dianthus Therapeutics, Inc. *	15,414	539,182
Disc Medicine, Inc. *	15,179	1,308,733
Dynavax Technologies Corp. *	43,496	446,269
Dyne Therapeutics, Inc. *	60,059	1,356,132
Edgewise Therapeutics, Inc. *	32,789	599,383
Editas Medicine, Inc. *	39,120	120,490
Elanco Animal Health, Inc. *	239,041	5,294,758
Eledon Pharmaceuticals, Inc. *	29,987	129,544
Eli Lilly & Co.	382,582	330,114,705
Emergent BioSolutions, Inc. *	27,070	337,834
Enanta Pharmaceuticals, Inc. *	8,754	95,944
Enliven Therapeutics, Inc. *	21,677	507,675
Erasca, Inc. *	139,232	336,941
Esperion Therapeutics, Inc. *	95,770	284,437
Ethzilla Corp. *(a)	9,594	188,426
Eton Pharmaceuticals, Inc. *	13,239	238,434
Evolus, Inc. *	31,279	202,062
Exact Sciences Corp. *	90,961	5,884,267
Exelixis, Inc. *	132,215	5,112,754
EyePoint Pharmaceuticals, Inc. *	39,768	520,563
Foghorn Therapeutics, Inc. *	15,974	70,445
Fortrea Holdings, Inc. *	49,284	515,511
Fulcrum Therapeutics, Inc. *	20,522	179,568
Galectin Therapeutics, Inc. *(a)	44,970	261,276
Genelux Corp. *(a)	25,000	202,000
Geron Corp. *	246,465	310,546
Gilead Sciences, Inc.	597,103	71,526,968
Ginkgo Bioworks Holdings, Inc. *	26,924	349,743
Gossamer Bio, Inc. *	98,778	242,006
GRAIL, Inc. *	13,655	1,255,304
Greenwich Lifesciences, Inc. *(a)	2,671	24,600
Halozyme Therapeutics, Inc. *	56,287	3,669,350
Harmony Biosciences Holdings, Inc. *	22,945	655,539
Harrow, Inc. *	18,653	704,524
Heron Therapeutics, Inc. *(a)	69,211	80,285
Humacyte, Inc. *(a)	50,000	83,500
Ideaya Biosciences, Inc. *	41,060	1,308,172
Illumina, Inc. *	74,247	9,172,474
Immuneering Corp., Class A *(a)	22,344	153,503
Immunic, Inc. *	25,000	19,470
ImmunityBio, Inc. *(a)	140,694	337,666
Immunome, Inc. *	37,004	594,654
Immunovant, Inc. *	36,372	897,661
Incyte Corp. *	78,886	7,374,263
Indivior PLC *	61,161	1,796,299
Inhibrx Biosciences, Inc. *	5,000	408,300
Innoviva, Inc. *	26,927	490,071
Inovio Pharmaceuticals, Inc. *(a)	11,075	26,026
Insmed, Inc. *	102,185	19,374,276
Instil Bio, Inc. *(a)	2,981	52,585
Intellia Therapeutics, Inc. *	51,339	647,898
Ionis Pharmaceuticals, Inc. *	76,376	5,674,737
Iovance Biotherapeutics, Inc. *	174,059	342,896
IQVIA Holdings, Inc. *	81,887	17,725,260
Ironwood Pharmaceuticals, Inc., Class A *	150,118	288,227
Jade Biosciences, Inc.	11,607	113,749
Janux Therapeutics, Inc. *	24,967	716,803
Jazz Pharmaceuticals PLC *	29,249	4,025,832
Johnson & Johnson	1,158,944	218,889,753
KalVista Pharmaceuticals, Inc. *	18,163	198,158
Karyopharm Therapeutics, Inc. *	3,400	19,720
Keros Therapeutics, Inc. *	17,000	258,740
Kodiak Sciences, Inc. *	15,730	285,106
Korro Bio, Inc. *	2,931	119,907
Krystal Biotech, Inc. *	12,541	2,476,973
Kura Oncology, Inc. *	46,794	480,574
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kymera Therapeutics, Inc. *	25,920	1,602,893
Larimar Therapeutics, Inc. *	44,839	174,424
LENZ Therapeutics, Inc. *	9,817	291,761
Lexeo Therapeutics, Inc. *	19,230	192,492
Lexicon Pharmaceuticals, Inc. *	90,000	124,200
Lifecore Biomedical, Inc. *	18,427	132,490
Ligand Pharmaceuticals, Inc. *	9,605	1,837,533
Lineage Cell Therapeutics, Inc. *(a)	218,183	418,911
Lipocine, Inc. *	2,942	7,973
Liquidia Corp. *	34,328	836,230
Lyell Immunopharma, Inc. *	8,143	135,662
MacroGenics, Inc. *	30,000	49,800
Madrigal Pharmaceuticals, Inc. *	8,863	3,712,711
MannKind Corp. *	153,864	860,100
Maravai LifeSciences Holdings, Inc., Class A *	69,631	218,641
Maze Therapeutics, Inc. *	10,000	329,100
MBX Biosciences, Inc. *	10,803	237,234
MediciNova, Inc. *	71,506	118,700
Medpace Holdings, Inc. *	10,628	6,216,424
Merck & Co., Inc.	1,201,986	103,346,756
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	2,600	186,914
Metsera, Inc. *	31,704	1,998,620
Mettler-Toledo International, Inc. *	9,882	13,995,778
MiMedx Group, Inc. *	65,801	503,378
Mind Medicine MindMed, Inc. *	45,467	645,631
Mineralys Therapeutics, Inc. *	24,872	1,016,270
Mirum Pharmaceuticals, Inc. *	20,308	1,475,376
Moderna, Inc. *	166,389	4,519,125
Monopar Therapeutics, Inc. *	3,000	258,480
Monte Rosa Therapeutics, Inc. *	17,000	218,450
Myriad Genetics, Inc. *	45,000	361,800
Natera, Inc. *	65,752	13,080,045
Nektar Therapeutics *	10,738	697,218
Neumora Therapeutics, Inc. *	42,000	126,840
Neurocrine Biosciences, Inc. *	47,933	6,864,485
Neurogene, Inc. *	5,239	179,488
Niagen Bioscience, Inc. *	24,667	185,989
Nkarta, Inc. *	22,478	47,429
Novavax, Inc. *	80,744	678,250
Nurix Therapeutics, Inc. *	45,666	590,918
Nuvalent, Inc., Class A *	22,211	2,205,997
Nuvation Bio, Inc. *(a)	134,296	701,025
Nuvectis Pharma, Inc. *(a)	5,600	37,576
Ocugen, Inc. *	170,254	265,596
Ocular Therapeutix, Inc. *	81,575	951,165
Olema Pharmaceuticals, Inc. *	26,228	235,265
Omeros Corp., Class B *(a)	26,846	196,781
OmniAb, Inc. *	48,133	74,606
Organogenesis Holdings, Inc., Class A *	29,326	124,636
Organon & Co.	136,705	922,759
ORIC Pharmaceuticals, Inc. *	41,888	551,246
Oruka Therapeutics, Inc. *	15,609	439,706
Pacific Biosciences of California, Inc. *(a)	118,754	277,884
Pacira BioSciences, Inc. *	23,777	508,352
Palvella Therapeutics, Inc. *	3,787	302,354
Perrigo Co. PLC	66,322	1,375,518
Personalis, Inc. *	32,941	317,551
Perspective Therapeutics, Inc. *	33,471	91,376
Pfizer, Inc.	2,736,008	67,442,597
Phathom Pharmaceuticals, Inc. *	20,962	284,035
Phibro Animal Health Corp., Class A	12,247	515,109
Praxis Precision Medicines, Inc. *	10,927	2,171,851
Precigen, Inc. *	67,713	280,332
Prestige Consumer Healthcare, Inc. *	23,985	1,453,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Prime Medicine, Inc. *	31,500	155,610
ProKidney Corp. *(a)	49,000	149,940
Protagonist Therapeutics, Inc. *	27,910	2,194,284
Protara Therapeutics, Inc. *	15,000	77,700
Prothena Corp. PLC *	20,000	215,000
PTC Therapeutics, Inc. *	38,428	2,625,017
Puma Biotechnology, Inc. *	19,453	99,210
Quanterix Corp. *	18,993	101,423
Quantum-Si, Inc. *(a)	76,645	164,787
Rapport Therapeutics, Inc. *	16,710	483,420
RAPT Therapeutics, Inc. *	10,000	302,100
Recursion Pharmaceuticals, Inc., Class A *(a)	216,429	1,194,688
Regeneron Pharmaceuticals, Inc.	48,954	31,908,217
REGENXBIO, Inc. *	22,786	290,977
Relay Therapeutics, Inc. *	70,432	502,884
RenovoRx, Inc. *	49,232	54,648
Repligen Corp. *	25,233	3,761,231
Replimune Group, Inc. *	20,000	194,600
Revolution Medicines, Inc. *	84,061	4,946,149
Revvity, Inc.	56,433	5,281,564
Rezolute, Inc. *	35,257	328,595
Rhythm Pharmaceuticals, Inc. *	29,561	3,362,859
Rigel Pharmaceuticals, Inc. *	8,579	270,925
Rocket Pharmaceuticals, Inc. *	50,000	188,500
Roivant Sciences Ltd. *	207,765	4,153,222
Royalty Pharma PLC, Class A	184,931	6,942,310
Sagimet Biosciences, Inc., Class A *	15,000	127,800
Sana Biotechnology, Inc. *	89,715	444,089
Sangamo Therapeutics, Inc. *	80,106	47,903
Sarepta Therapeutics, Inc. *	42,000	1,008,420
Savara, Inc. *	55,048	228,449
Scholar Rock Holding Corp. *	38,693	1,146,087
Seer, Inc., Class A *	17,867	39,486
SELLAS Life Sciences Group, Inc. *(a)	54,238	98,713
Septerna, Inc. *	13,690	282,014
Sera Prognostics, Inc., Class A *	12,000	39,360
Shattuck Labs, Inc. *	20,881	40,092
SIGA Technologies, Inc.	17,097	141,563
Sionna Therapeutics, Inc. *	5,054	193,113
Soleno Therapeutics, Inc. *	23,691	1,591,088
Solid Biosciences, Inc. *	14,847	80,025
Sotera Health Co. *	83,583	1,387,478
Spero Therapeutics, Inc. *	28,565	69,413
Spyre Therapeutics, Inc. *	31,985	782,353
Standard BioTools, Inc. *	150,000	180,000
Stoke Therapeutics, Inc. *	24,208	727,208
Summit Therapeutics, Inc. *(a)	69,091	1,306,511
Supernus Pharmaceuticals, Inc. *	26,488	1,460,283
Syndax Pharmaceuticals, Inc. *	39,996	547,945
Tango Therapeutics, Inc. *	48,653	394,576
Tarsus Pharmaceuticals, Inc. *	18,777	1,292,045
Taysha Gene Therapies, Inc. *	122,352	606,866
Tectonic Therapeutic, Inc. *	4,711	85,976
Tempus AI, Inc. *	48,229	4,333,376
Tenaya Therapeutics, Inc. *	50,000	72,000
Terns Pharmaceuticals, Inc. *	37,305	308,139
TG Therapeutics, Inc. *	64,928	2,258,196
Theravance Biopharma, Inc. *	21,449	314,442
Thermo Fisher Scientific, Inc.	181,715	103,103,274
Third Harmonic Bio, Inc. *(b)	11,232	225
Tonix Pharmaceuticals Holding Corp. *	4,700	87,514
Travere Therapeutics, Inc. *	45,040	1,583,606
Trevi Therapeutics, Inc. *	53,588	624,836
TriSalus Life Sciences, Inc. *	10,000	47,400
TuHURA Biosciences, Inc. *	15,000	38,250
Tvardi Therapeutics, Inc. *(a)	3,500	16,275
Twist Bioscience Corp. *	30,306	996,764
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tyra Biosciences, Inc. *	9,880	156,499
Ultragenyx Pharmaceutical, Inc. *	46,083	1,594,472
uniQure NV *	29,188	1,975,736
United Therapeutics Corp. *	21,832	9,724,628
Upstream Bio, Inc. *	18,905	488,694
Vanda Pharmaceuticals, Inc. *	20,000	87,000
Vaxcyte, Inc. *	58,294	2,639,552
Ventyx Biosciences, Inc. *	30,926	263,799
Vera Therapeutics, Inc., Class A *	26,354	750,035
Veracyte, Inc. *	37,583	1,355,995
Verastem, Inc. *	29,159	275,553
Vericel Corp. *	23,544	825,453
Vertex Pharmaceuticals, Inc. *	123,381	52,507,252
Veru, Inc. *	6,500	19,175
Viatris, Inc.	566,662	5,870,618
Vigil Neuroscience, Inc. *(b)	20,643	1,032
Viking Therapeutics, Inc. *	53,100	2,022,048
Vir Biotechnology, Inc. *	49,897	297,386
Viridian Therapeutics, Inc. *	35,105	829,531
Vistagen Therapeutics, Inc. *	23,302	91,810
Voyager Therapeutics, Inc. *	23,000	107,410
Waters Corp. *	28,644	10,013,942
WaVe Life Sciences Ltd. *	56,206	508,102
West Pharmaceutical Services, Inc.	34,892	9,841,986
Xencor, Inc. *	34,518	507,760
Xeris Biopharma Holdings, Inc. *	82,840	803,548
XOMA Royalty Corp. *	5,843	192,702
Zenas Biopharma, Inc. *(a)	13,951	435,969
Zentalis Pharmaceuticals, Inc. *	41,861	62,792
Zevra Therapeutics, Inc. *	22,339	227,411
Zoetis, Inc.	213,390	30,747,365
		1,840,029,648

Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	50,714
Anywhere Real Estate, Inc. *	50,250	505,013
CBRE Group, Inc., Class A *	141,021	21,495,831
Compass, Inc., Class A *	225,257	1,736,731
CoStar Group, Inc. *	204,907	14,099,651
Cushman & Wakefield PLC *	111,185	1,745,604
Douglas Elliman, Inc. *	40,000	98,800
eXp World Holdings, Inc.	42,778	438,047
Forestar Group, Inc. *	9,724	252,921
FRP Holdings, Inc. *	5,956	141,157
Howard Hughes Holdings, Inc. *	14,474	1,147,499
Jones Lang LaSalle, Inc. *	22,960	7,004,866
Kennedy-Wilson Holdings, Inc.	57,369	433,710
Marcus & Millichap, Inc.	11,056	322,946
Maui Land & Pineapple Co., Inc. *	3,498	55,968
Newmark Group, Inc., Class A	71,820	1,280,551
Opendoor Technologies, Inc. *	322,893	2,508,879
RE/MAX Holdings, Inc., Class A *	14,967	118,688
RMR Group, Inc., Class A	3,800	58,786
Seaport Entertainment Group, Inc. *	4,108	98,880
Seritage Growth Properties, Class A *	31,941	129,680
St. Joe Co.	19,358	1,099,147
Star Holdings *	6,000	43,920
Stratus Properties, Inc. *	3,398	63,848
Tejon Ranch Co. *	11,108	175,729
Zillow Group, Inc., Class C *	107,963	8,095,066
		63,202,632

Semiconductors & Semiconductor Equipment 13.6%
ACM Research, Inc., Class A *	24,388	1,011,126
Advanced Micro Devices, Inc. *	780,947	200,016,146
Aehr Test Systems *	15,743	409,161
SECURITY	NUMBER OF SHARES	VALUE ($)
Aeluma, Inc. *	6,000	97,860
Allegro MicroSystems, Inc. *	57,363	1,716,301
Alpha & Omega Semiconductor Ltd. *	10,813	303,413
Ambarella, Inc. *	18,585	1,584,000
Amkor Technology, Inc.	53,364	1,722,590
Analog Devices, Inc.	238,805	55,911,415
Applied Materials, Inc.	386,179	90,018,325
Astera Labs, Inc. *	63,048	11,769,801
Axcelis Technologies, Inc. *	15,374	1,223,155
AXT, Inc. *	20,000	159,000
Blaize Holdings, Inc. *(a)	27,000	105,570
Broadcom, Inc.	2,263,968	836,830,492
CEVA, Inc. *	10,247	278,821
Cirrus Logic, Inc. *	24,868	3,298,740
Cohu, Inc. *	25,139	598,057
Credo Technology Group Holding Ltd. *	72,648	13,630,218
Diodes, Inc. *	23,096	1,232,403
Enphase Energy, Inc. *	62,575	1,909,163
Entegris, Inc.	73,387	6,720,048
Everspin Technologies, Inc. *	8,698	92,199
First Solar, Inc. *	51,862	13,844,042
FormFactor, Inc. *	37,142	2,040,953
Ichor Holdings Ltd. *	16,163	366,577
Impinj, Inc. *	12,585	2,544,184
indie Semiconductor, Inc., Class A *(a)	95,547	514,043
Intel Corp. *	2,106,306	84,231,177
inTEST Corp. *	4,591	38,932
KLA Corp.	63,502	76,757,407
Kopin Corp. *	78,341	271,060
Kulicke & Soffa Industries, Inc.	25,712	1,026,680
Lam Research Corp.	609,044	95,900,068
Lattice Semiconductor Corp. *	66,212	4,830,827
MACOM Technology Solutions Holdings, Inc. *	30,777	4,558,997
Marvell Technology, Inc.	414,829	38,886,070
MaxLinear, Inc. *	36,453	552,263
Microchip Technology, Inc.	259,899	16,222,896
Micron Technology, Inc.	538,547	120,510,662
MKS, Inc.	32,627	4,688,826
Monolithic Power Systems, Inc.	23,047	23,162,235
Navitas Semiconductor Corp., Class A *(a)	88,455	1,190,604
NVE Corp.	2,299	158,746
NVIDIA Corp.	11,744,191	2,378,081,236
NXP Semiconductors NV	121,323	25,371,066
ON Semiconductor Corp. *	197,443	9,887,945
Onto Innovation, Inc. *	23,662	3,193,424
PDF Solutions, Inc. *	14,956	435,668
Penguin Solutions, Inc. *	23,108	514,615
Photronics, Inc. *	31,345	749,145
Power Integrations, Inc.	27,802	1,164,626
Qorvo, Inc. *	41,057	3,897,130
QUALCOMM, Inc.	519,009	93,888,728
QuickLogic Corp. *(a)	7,578	59,866
Rambus, Inc. *	52,576	5,406,916
Rigetti Computing, Inc. *	157,982	6,993,863
Semtech Corp. *	41,125	2,790,742
Silicon Laboratories, Inc. *	15,681	2,055,465
SiTime Corp. *	10,693	3,097,121
SkyWater Technology, Inc. *	12,405	216,901
Skyworks Solutions, Inc.	71,867	5,585,503
SolarEdge Technologies, Inc. *	28,622	1,004,346
Synaptics, Inc. *	19,574	1,388,580
Teradyne, Inc.	76,545	13,912,819
Texas Instruments, Inc.	437,496	70,638,104
Ultra Clean Holdings, Inc. *	21,314	584,217
Universal Display Corp.	21,706	3,196,860
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Veeco Instruments, Inc. *	27,406	787,922
		4,357,838,061

Software & Services 12.0%
8x8, Inc. *	70,702	130,092
A10 Networks, Inc.	35,602	635,140
Accenture PLC, Class A	299,730	74,962,473
ACI Worldwide, Inc. *	49,858	2,374,737
Adeia, Inc.	52,866	900,837
Adobe, Inc. *	204,134	69,468,841
Agilysys, Inc. *	12,370	1,551,940
Airship AI Holdings, Inc., Class A *	10,000	47,500
Akamai Technologies, Inc. *	70,146	5,267,965
Alarm.com Holdings, Inc. *	23,883	1,175,521
Alkami Technology, Inc. *	39,733	806,183
Amplitude, Inc., Class A *	47,091	473,265
Appfolio, Inc., Class A *	11,277	2,869,207
Appian Corp., Class A *	21,338	638,646
Applied Digital Corp. *	113,648	3,939,040
AppLovin Corp., Class A *	130,276	83,028,803
Arteris, Inc. *	9,920	135,011
Asana, Inc., Class A *	45,781	643,223
ASGN, Inc. *	21,209	949,315
Atlassian Corp., Class A *	79,535	13,474,820
AudioEye, Inc. *	4,308	66,214
Aurora Innovation, Inc. *	555,989	2,913,382
Autodesk, Inc. *	102,931	31,017,228
AvePoint, Inc. *	64,507	907,613
Backblaze, Inc., Class A *	28,678	295,670
Bentley Systems, Inc., Class B	71,238	3,621,028
BigBear.ai Holdings, Inc. *	184,616	1,277,543
Bill Holdings, Inc. *	43,658	2,168,056
Bit Digital, Inc. *	167,651	613,603
BitMine Immersion Technologies, Inc. *	84,356	3,935,207
Blackbaud, Inc. *	18,090	1,158,484
BlackLine, Inc. *	26,758	1,531,895
Blend Labs, Inc., Class A *	109,476	362,366
Box, Inc., Class A *	67,799	2,175,670
Braze, Inc., Class A *	40,071	1,148,435
C3.ai, Inc., Class A *	58,976	1,036,798
Cadence Design Systems, Inc. *	131,128	44,411,742
CCC Intelligent Solutions Holdings, Inc. *	268,259	2,339,218
Cerence, Inc. *	24,000	257,520
Cipher Mining, Inc. *	143,252	2,671,650
Circle Internet Group, Inc. *(a)	25,896	3,288,274
Cleanspark, Inc. *	133,128	2,369,678
Clear Secure, Inc., Class A	41,065	1,251,251
Clearwater Analytics Holdings, Inc., Class A *	137,116	2,524,306
Cloudflare, Inc., Class A *	151,025	38,254,632
Cognizant Technology Solutions Corp., Class A	234,489	17,089,558
Commerce.com, Inc. *	30,500	141,215
Commvault Systems, Inc. *	21,577	3,003,950
Confluent, Inc., Class A *	138,561	3,238,171
Consensus Cloud Solutions, Inc. *	8,336	244,411
Core Scientific, Inc. *	144,565	3,113,930
CoreWeave, Inc., Class A *	105,309	14,080,866
Crowdstrike Holdings, Inc., Class A *	119,943	65,130,248
CS Disco, Inc. *	11,500	72,680
CSP, Inc.	5,818	77,612
Daily Journal Corp. *	412	166,876
Datadog, Inc., Class A *	155,306	25,285,370
Digital Turbine, Inc. *	52,036	324,705
DigitalOcean Holdings, Inc. *	34,660	1,409,276
SECURITY	NUMBER OF SHARES	VALUE ($)
Docusign, Inc., Class A *	98,507	7,204,802
Dolby Laboratories, Inc., Class A	29,612	1,963,868
Domo, Inc., Class B *	16,000	219,200
Dropbox, Inc., Class A *	88,206	2,557,974
D-Wave Quantum, Inc. *	164,315	6,089,514
DXC Technology Co. *	88,666	1,259,057
Dynatrace, Inc. *	144,853	7,325,216
eGain Corp. *	7,634	110,082
Elastic NV *	44,972	4,012,402
EPAM Systems, Inc. *	26,517	4,336,590
EverCommerce, Inc. *	12,868	149,140
Exodus Movement, Inc., Class A *	2,623	64,237
Expensify, Inc., Class A *	35,000	57,050
Fair Isaac Corp. *	11,552	19,170,891
Fastly, Inc., Class A *	69,803	578,667
Five9, Inc. *	37,138	901,711
Fortinet, Inc. *	313,368	27,084,396
Freshworks, Inc., Class A *	95,972	1,065,289
Gartner, Inc. *	36,408	9,041,563
Gen Digital, Inc.	273,230	7,202,343
Gitlab, Inc., Class A *	67,948	3,312,465
GoDaddy, Inc., Class A *	66,447	8,846,089
Grid Dynamics Holdings, Inc. *	20,000	186,800
Guidewire Software, Inc. *	40,561	9,476,672
Hackett Group, Inc.	12,220	221,304
HubSpot, Inc. *	25,396	12,492,800
Hut 8 Corp. *	45,045	2,281,980
I3 Verticals, Inc., Class A *	10,325	317,494
Informatica, Inc., Class A *	53,856	1,339,399
Information Services Group, Inc.	16,112	88,777
Intapp, Inc. *	26,069	1,000,528
Intellicheck, Inc. *	12,962	59,496
InterDigital, Inc.	12,428	4,498,439
International Business Machines Corp.	448,267	137,801,758
Intuit, Inc.	134,235	89,608,574
Jamf Holding Corp. *	25,000	321,250
Kaltura, Inc. *	33,164	51,404
Klaviyo, Inc., Class A *	60,020	1,560,520
Kyndryl Holdings, Inc. *	111,992	3,238,809
Life360, Inc. *	37,854	3,736,568
LivePerson, Inc. *	3,333	21,031
LiveRamp Holdings, Inc. *	30,335	829,359
Manhattan Associates, Inc. *	29,619	5,392,731
MARA Holdings, Inc. *	179,383	3,277,327
Microsoft Corp.	3,577,791	1,852,615,958
Mitek Systems, Inc. *	18,641	171,684
MongoDB, Inc., Class A *	39,323	14,149,202
N-able, Inc. *	50,700	396,981
nCino, Inc. *	51,712	1,379,676
NCR Voyix Corp. *	66,187	755,194
NextNav, Inc. *	44,657	596,171
Nutanix, Inc., Class A *	128,778	9,174,145
Okta, Inc. *	80,135	7,334,757
ON24, Inc. *	18,000	99,360
OneSpan, Inc.	17,440	198,816
Onestream, Inc. *	37,646	711,133
Ooma, Inc. *	9,711	109,054
Oracle Corp.	797,769	209,502,117
PagerDuty, Inc. *	42,859	688,316
Palantir Technologies, Inc., Class A *	1,094,423	219,398,979
Palo Alto Networks, Inc. *	321,425	70,790,642
PAR Technology Corp. *	18,480	653,083
Pegasystems, Inc.	45,399	2,889,646
Pivotal Software, Inc. *(b)	31,626	0
Porch Group, Inc. *	52,923	796,491
Procore Technologies, Inc. *	55,592	4,103,801
Progress Software Corp. *	20,511	874,589
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PROS Holdings, Inc. *	21,484	495,206
PTC, Inc. *	57,901	11,495,665
Q2 Holdings, Inc. *	30,358	1,874,910
Qualys, Inc. *	17,368	2,140,780
Rackspace Technology, Inc. *	28,860	46,176
Rapid7, Inc. *	25,000	462,750
Red Violet, Inc.	5,306	284,561
Rekor Systems, Inc. *	96,549	244,269
ReposiTrak, Inc.	6,299	94,548
Research Solutions, Inc. *	18,069	58,544
Rimini Street, Inc. *	21,843	86,935
RingCentral, Inc., Class A *	38,341	1,154,831
Riot Platforms, Inc. *	153,227	3,030,830
Roper Technologies, Inc.	51,927	23,167,231
Rubrik, Inc., Class A *	64,347	4,843,399
SailPoint, Inc. *	37,348	809,705
Salesforce, Inc.	460,048	119,801,100
Samsara, Inc., Class A *	145,075	5,827,663
SEMrush Holdings, Inc., Class A *	17,212	124,959
SentinelOne, Inc., Class A *	152,980	2,730,693
ServiceNow, Inc. *	100,094	92,014,412
ServiceTitan, Inc., Class A *	26,642	2,513,939
Snowflake, Inc., Class A *	160,563	44,135,557
SoundHound AI, Inc., Class A *	183,068	3,225,658
SoundThinking, Inc. *	4,200	39,270
Sprinklr, Inc., Class A *	57,049	440,418
Sprout Social, Inc., Class A *	25,000	256,750
SPS Commerce, Inc. *	18,139	1,491,751
SRAX, Inc. *(b)	9,789	34
Strategy, Inc., Class A *	127,001	34,228,039
Synopsys, Inc. *	89,047	40,411,310
Telos Corp. *	25,409	174,306
Tenable Holdings, Inc. *	57,298	1,662,788
Teradata Corp. *	45,373	946,027
Terawulf, Inc. *	152,220	2,359,410
TON Strategy Co. *	29,096	125,404
TSS, Inc. *	12,157	246,301
Tucows, Inc., Class A *	5,000	95,800
Twilio, Inc., Class A *	73,693	9,939,712
Tyler Technologies, Inc. *	20,785	9,899,064
UiPath, Inc., Class A *	210,808	3,343,415
Unisys Corp. *	39,083	139,526
Unity Software, Inc. *	162,796	6,169,968
Upland Software, Inc. *	22,775	47,372
Varonis Systems, Inc., Class B *	54,574	1,922,642
Verint Systems, Inc. *	32,647	662,081
VeriSign, Inc.	40,195	9,638,761
Veritone, Inc. *	20,000	125,200
Vertex, Inc., Class A *	35,910	822,339
Viant Technology, Inc., Class A *	10,390	92,263
Weave Communications, Inc. *	33,621	249,132
Whitefiber, Inc. *	4,600	156,354
WM Technology, Inc. *	40,927	42,973
Workday, Inc., Class A *	103,656	24,869,147
Workiva, Inc., Class A *	25,143	2,137,406
Xperi, Inc. *	25,000	168,000
Yext, Inc. *	46,726	395,769
Zeta Global Holdings Corp., Class A *	91,633	1,648,478
Zoom Communications, Inc. *	126,173	11,006,071
Zscaler, Inc. *	47,965	15,883,130
		3,838,694,983

Technology Hardware & Equipment 8.5%
908 Devices, Inc. *	20,374	162,585
ADTRAN Holdings, Inc. *	33,081	344,704
Advanced Energy Industries, Inc.	18,358	3,721,717
Aeva Technologies, Inc. *	13,355	218,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Airgain, Inc. *	7,096	30,513
Amphenol Corp., Class A	587,533	81,866,848
Apple, Inc.	7,142,947	1,931,238,580
Applied Optoelectronics, Inc. *	28,519	1,014,136
Arista Networks, Inc. *	495,961	78,208,090
Arlo Technologies, Inc. *	48,708	942,013
Arrow Electronics, Inc. *	24,411	2,723,047
AstroNova, Inc. *	4,083	37,074
Aviat Networks, Inc. *	4,936	123,203
Avnet, Inc.	41,153	1,993,863
Badger Meter, Inc.	13,974	2,521,608
Bel Fuse, Inc., Class B	5,365	826,156
Belden, Inc.	19,416	2,365,840
Benchmark Electronics, Inc.	17,566	769,742
BK Technologies Corp. *	2,000	149,420
Calix, Inc. *	27,533	1,883,808
CDW Corp.	63,368	10,098,958
Ciena Corp. *	68,132	12,939,629
Cisco Systems, Inc.	1,905,636	139,321,048
Clearfield, Inc. *	5,453	192,491
Climb Global Solutions, Inc.	1,603	178,061
Cognex Corp.	79,200	3,278,088
Coherent Corp. *	74,757	9,864,934
CommScope Holding Co., Inc. *	106,638	1,844,837
CompoSecure, Inc., Class A *	22,126	439,422
Corning, Inc.	375,123	33,415,957
Corsair Gaming, Inc. *	23,511	191,615
CPI Card Group, Inc. *	1,805	28,230
Crane NXT Co.	24,246	1,533,559
CTS Corp.	13,417	556,940
Daktronics, Inc. *	24,125	453,309
Dell Technologies, Inc., Class C	145,906	23,638,231
Diebold Nixdorf, Inc. *	17,287	1,022,526
Digi International, Inc. *	17,947	658,296
Eastman Kodak Co. *	24,964	158,272
ePlus, Inc.	12,538	917,280
Evolv Technologies Holdings, Inc. *	65,781	509,145
Extreme Networks, Inc. *	65,060	1,237,441
F5, Inc. *	27,474	6,952,296
Fabrinet *	17,284	7,614,812
Flex Ltd. *	179,933	11,249,411
Frequency Electronics, Inc. *	4,719	173,282
Genasys, Inc. *	20,918	48,948
Harmonic, Inc. *	56,948	609,344
Hewlett Packard Enterprise Co.	630,038	15,385,528
HP, Inc.	451,406	12,490,404
Identiv, Inc. *	8,288	33,152
Immersion Corp.	13,101	87,646
Inseego Corp. *	4,205	69,971
Insight Enterprises, Inc. *	15,209	1,520,900
IonQ, Inc. *	143,110	8,927,202
IPG Photonics Corp. *	13,344	1,135,841
Itron, Inc. *	22,107	2,217,995
Jabil, Inc.	51,642	11,407,201
Keysight Technologies, Inc. *	83,021	15,189,522
Kimball Electronics, Inc. *	10,963	318,749
Knowles Corp. *	40,205	949,240
KVH Industries, Inc. *	5,414	32,322
LightPath Technologies, Inc., Class A *	24,173	209,822
Lightwave Logic, Inc. *	60,000	282,600
Littelfuse, Inc.	11,851	2,883,467
Lumentum Holdings, Inc. *	33,925	6,837,923
MicroVision, Inc. *(a)	167,237	195,667
Mirion Technologies, Inc., Class A *	115,753	3,399,666
Motorola Solutions, Inc.	80,173	32,607,161
M-Tron Industries, Inc. *	2,643	145,682
Napco Security Technologies, Inc.	18,552	819,071
Neonode, Inc. *	4,440	13,498
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NetApp, Inc.	96,148	11,324,311
NETGEAR, Inc. *	13,065	453,617
NetScout Systems, Inc. *	34,140	949,092
nLight, Inc. *	22,673	748,436
Novanta, Inc. *	17,211	2,185,969
Ondas Holdings, Inc. *	160,746	1,035,204
One Stop Systems, Inc. *	12,911	64,555
OSI Systems, Inc. *	7,329	2,040,833
Ouster, Inc. *	29,221	974,813
PC Connection, Inc.	5,698	347,407
Plexus Corp. *	12,972	1,814,783
Powerfleet, Inc. NJ *	54,255	276,701
Pure Storage, Inc., Class A *	150,029	14,807,862
Quantum Computing, Inc. *(a)	67,084	1,120,974
Ralliant Corp.	54,017	2,372,427
Red Cat Holdings, Inc. *(a)	47,671	536,299
ReElement Technologies LLC *(a)(b)	12,919	0
Research Frontiers, Inc. *	21,870	42,428
RF Industries Ltd. *	7,044	55,084
Ribbon Communications, Inc. *	38,255	128,537
Richardson Electronics Ltd.	5,554	59,872
Rogers Corp. *	8,205	718,266
Sandisk Corp. *	67,030	13,361,090
Sanmina Corp. *	25,660	3,516,703
ScanSource, Inc. *	10,228	438,832
Seagate Technology Holdings PLC	102,789	26,301,649
SmartRent, Inc. *	80,000	111,200
Super Micro Computer, Inc. *	241,077	12,526,361
TD SYNNEX Corp.	36,971	5,785,592
TE Connectivity PLC	142,244	35,135,690
Teledyne Technologies, Inc. *	22,660	11,937,742
TransAct Technologies, Inc. *	3,397	16,000
Trimble, Inc. *	114,103	9,099,714
TTM Technologies, Inc. *	50,171	3,371,491
Turtle Beach Corp. *	7,827	132,276
Ubiquiti, Inc.	2,068	1,627,888
Unusual Machines, Inc. *	12,500	187,125
Viasat, Inc. *	64,631	2,573,606
Viavi Solutions, Inc. *	109,669	1,941,141
Vishay Intertechnology, Inc.	64,041	1,087,416
Vishay Precision Group, Inc. *	5,394	202,059
Vontier Corp.	72,249	2,781,586
Vuzix Corp. *(a)	48,683	163,088
Western Digital Corp.	167,372	25,140,948
Wrap Technologies, Inc. *(a)	21,515	60,457
Xerox Holdings Corp.	56,000	185,920
Zebra Technologies Corp., Class A *	24,552	6,610,626
		2,703,781,430

Telecommunication Services 0.8%
Anterix, Inc. *	8,567	173,225
Array Digital Infrastructure, Inc.	6,696	328,908
AST SpaceMobile, Inc. *	113,464	9,105,486
AT&T, Inc.	3,440,918	85,162,720
ATN International, Inc.	5,256	76,370
Bandwidth, Inc., Class A *	15,306	247,192
Cogent Communications Holdings, Inc.	24,608	1,015,080
Frontier Communications Parent, Inc. *	121,570	4,590,483
GCI Liberty, Inc. *(b)	35,715	0
GCI Liberty, Inc., Class C *	12,332	451,660
Globalstar, Inc. *	26,231	1,427,229
Gogo, Inc. *	42,437	386,177
IDT Corp., Class B	9,928	502,952
Iridium Communications, Inc.	51,747	990,955
Liberty Global Ltd., Class C *	151,474	1,688,935
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Latin America Ltd., Class C *	78,742	622,849
Lumen Technologies, Inc. *	454,297	4,670,173
NII Holdings, Inc. Escrow *(b)	28,127	14,485
Shenandoah Telecommunications Co.	21,835	269,007
Spok Holdings, Inc.	9,849	140,742
Telephone & Data Systems, Inc.	47,678	1,850,860
T-Mobile U.S., Inc.	232,842	48,908,462
Uniti Group, Inc.	92,988	535,611
Verizon Communications, Inc.	2,028,986	80,631,904
		243,791,465

Transportation 1.3%
Alaska Air Group, Inc. *	55,631	2,321,482
Allegiant Travel Co. *	6,715	417,539
American Airlines Group, Inc. *	322,070	4,228,779
ArcBest Corp.	11,604	862,409
Avis Budget Group, Inc. *	8,421	1,145,845
CH Robinson Worldwide, Inc.	56,604	8,716,450
Covenant Logistics Group, Inc., Class A	6,788	136,914
CSX Corp.	897,130	32,314,623
Delta Air Lines, Inc.	311,761	17,888,846
Expeditors International of Washington, Inc.	65,761	8,016,266
FedEx Corp.	104,463	26,514,799
Forward Air Corp. *	10,889	204,822
Frontier Group Holdings, Inc. *	34,441	132,942
FTAI Infrastructure, Inc.	59,598	318,253
Genco Shipping & Trading Ltd.	21,083	359,254
GXO Logistics, Inc. *	54,730	3,076,373
Heartland Express, Inc.	26,008	202,862
Hertz Global Holdings, Inc. *(a)	61,544	315,721
Hub Group, Inc., Class A	28,838	1,062,104
JB Hunt Transport Services, Inc.	36,913	6,233,129
JetBlue Airways Corp. *	147,083	617,749
Joby Aviation, Inc. *	256,386	4,445,733
Kirby Corp. *	27,367	2,831,937
Knight-Swift Transportation Holdings, Inc.	77,736	3,507,448
Landstar System, Inc.	16,676	2,141,699
Lyft, Inc., Class A *	193,268	3,954,263
Marten Transport Ltd.	24,450	250,613
Matson, Inc.	16,186	1,633,977
Norfolk Southern Corp.	107,873	30,569,051
Old Dominion Freight Line, Inc.	88,907	12,484,321
Pangaea Logistics Solutions Ltd.	13,298	65,825
Proficient Auto Logistics, Inc. *	9,150	68,442
Radiant Logistics, Inc. *	16,850	101,943
RXO, Inc. *	79,105	1,402,532
Ryder System, Inc.	19,907	3,368,862
Saia, Inc. *	12,708	3,717,090
Schneider National, Inc., Class B	23,306	498,049
Sky Harbour Group Corp. *	9,000	88,920
SkyWest, Inc. *	19,023	1,911,431
Southwest Airlines Co.	253,161	7,670,778
Strata Critical Medical, Inc. *	26,008	130,820
Sun Country Airlines Holdings, Inc. *	33,059	405,965
Uber Technologies, Inc. *	1,003,548	96,842,382
U-Haul Holding Co., Non Voting Shares	53,498	2,594,118
Union Pacific Corp.	285,384	62,890,072
United Airlines Holdings, Inc. *	155,562	14,629,050
United Parcel Service, Inc., Class B	354,200	34,151,964
Universal Logistics Holdings, Inc.	3,300	53,394
Werner Enterprises, Inc.	29,435	771,197
Wheels Up Experience, Inc. *	55,298	75,758
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XPO, Inc. *	56,375	8,110,671
		416,455,466

Utilities 2.3%
AES Corp.	347,851	4,824,693
ALLETE, Inc.	27,530	1,853,595
Alliant Energy Corp.	124,307	8,306,194
Ameren Corp.	129,956	13,258,111
American Electric Power Co., Inc.	257,355	30,949,512
American States Water Co.	17,953	1,280,228
American Water Works Co., Inc.	94,371	12,120,068
Artesian Resources Corp., Class A	5,123	165,114
Atmos Energy Corp.	76,975	13,218,147
Avista Corp.	39,141	1,489,315
Black Hills Corp.	34,857	2,210,980
Cadiz, Inc. *	22,878	121,253
California Water Service Group	27,919	1,239,045
CenterPoint Energy, Inc.	313,926	12,004,530
Chesapeake Utilities Corp.	10,866	1,383,025
Clearway Energy, Inc., Class C	54,942	1,754,298
CMS Energy Corp.	143,566	10,559,279
Consolidated Edison, Inc.	173,339	16,884,952
Consolidated Water Co. Ltd.	7,055	239,941
Constellation Energy Corp.	150,336	56,676,672
Dominion Energy, Inc.	410,635	24,100,168
DTE Energy Co.	99,877	13,537,329
Duke Energy Corp.	374,209	46,514,179
Edison International	186,407	10,323,220
Entergy Corp.	214,690	20,629,562
Essential Utilities, Inc.	134,994	5,268,816
Evergy, Inc.	110,313	8,473,142
Eversource Energy	178,615	13,183,573
Exelon Corp.	486,027	22,415,565
FirstEnergy Corp.	251,909	11,544,990
Genie Energy Ltd., Class B	9,550	143,728
Global Water Resources, Inc.	4,694	46,565
H2O America	15,143	700,364
Hallador Energy Co. *	16,191	350,211
Hawaiian Electric Industries, Inc. *	81,641	948,668
IDACORP, Inc.	26,498	3,418,772
MDU Resources Group, Inc.	96,911	1,858,753
MGE Energy, Inc.	17,135	1,419,977
Middlesex Water Co.	9,717	558,436
National Fuel Gas Co.	43,902	3,464,307
New Jersey Resources Corp.	48,098	2,130,741
NextEra Energy, Inc.	990,976	80,665,446
NiSource, Inc.	227,236	9,568,908
Northwest Natural Holding Co.	19,065	868,029
Northwestern Energy Group, Inc.	29,338	1,750,598
NRG Energy, Inc.	93,083	15,997,244
OGE Energy Corp.	96,452	4,257,391
Oklo, Inc. *	56,297	7,474,553
ONE Gas, Inc.	29,379	2,355,902
Ormat Technologies, Inc.	30,216	3,214,076
Otter Tail Corp.	20,403	1,575,520
PG&E Corp.	1,057,646	16,880,030
Pinnacle West Capital Corp.	57,402	5,081,225
Portland General Electric Co.	53,974	2,465,532
PPL Corp.	355,870	12,996,372
Public Service Enterprise Group, Inc.	240,168	19,347,934
Pure Cycle Corp. *	8,445	92,979
RGC Resources, Inc.	3,883	80,417
Sempra	313,623	28,834,499
Southern Co.	529,366	49,781,579
Southwest Gas Holdings, Inc.	31,618	2,513,631
Spire, Inc.	28,415	2,455,056
Talen Energy Corp. *	21,918	8,762,378
SECURITY	NUMBER OF SHARES	VALUE ($)
TXNM Energy, Inc.	45,676	2,594,397
UGI Corp.	104,341	3,488,120
Unitil Corp.	7,063	344,321
Vistra Corp.	153,153	28,838,710
WEC Energy Group, Inc.	154,889	17,305,748
Xcel Energy, Inc.	285,669	23,187,753
York Water Co.	6,196	192,510
		734,540,876
Total Common Stocks (Cost $12,146,419,075)		31,880,864,474

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	11,721
Cartesian Therapeutics, Inc. CVR *(b)	59,796	119,779
Checkpoint Therapeutics, Inc. CVR *(b)	20,000	2,400
Cyteir Therapeutics, Inc. CVR *(b)	15,972	0
Frequency Therapeutics, Inc. CVR *(b)	23,364	899
F-star Therapeutics, Inc. Agonist CVR *(b)	975	0
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	0
Homology Medicines, Inc. CVR *(b)	21,971	0
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	0
Miromatrix Medical, Inc. CVR *(b)	11,036	11,591
Pardes Biosciences, Inc. CVR *(b)	19,235	0
Sesen Bio CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	463
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	0
		146,853
Total Rights (Cost $31,744)		146,853

WARRANTS 0.0% OF NET ASSETS

Software & Services 0.0%
DeFi Development Corp. expires 01/21/28, *(a)(b)	449	2,000
Total Warrants (Cost $0)		2,000

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (e)(f)	34,130,714	34,130,714
Total Short-Term Investments (Cost $34,130,714)		34,130,714
Total Investments in Securities (Cost $12,180,581,533)		31,915,144,041

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	73	9,088,135	47,643
S&P 500 Index, e-mini, expires 12/19/25	230	79,051,000	1,335,381
			1,383,024

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,194,524.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at October 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$122,850	($80,037 )	($257,680 )	$195,200	$85,320	18,000	$—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	—	—	(13,910)	(84,562)	19,448	—	—	—

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	—	75,125	—	—	(23,125)	—	—	—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	—	—	—	(155,386)	—	—	11,203

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	357,000	—	(4,000)	—	73,000	—	—	4,000
Service Properties Trust	—	214,435	(216,316)	(1,131,607)	1,023,859	169,488	79,200	3,167
						169,488

Financial Services 0.2%
Charles Schwab Corp.	48,402,176	12,110,033	(1,233,633)	(33,625)	17,865,127	77,110,078	815,807	825,595

Household & Personal Products 0.0%
Medifast, Inc.	—	140,734	(80,006)	(332,543)	292,277	107,399	8,935	—

Media & Entertainment 0.0%
EW Scripps Co.	—	94,685	—	—	(24,215)	70,470	29,000	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	245,254	—	—	—	92,580	—	—	—
Total	$49,004,430	$12,757,862	($1,627,902 )	($1,840,017 )	$19,358,765	$77,542,755		$843,965
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,047,127,050	$—	$—	$18,047,127,050
Banks	1,180,911,017	—	1,369	1,180,912,386
Capital Goods	2,215,299,906	—	42	2,215,299,948
Health Care Equipment & Services	1,169,981,180	—	0 *	1,169,981,180
Materials	641,246,384	—	0 *	641,246,384
Pharmaceuticals, Biotechnology & Life Sciences	1,840,028,391	—	1,257 *	1,840,029,648
Software & Services	3,838,694,949	—	34 *	3,838,694,983
Technology Hardware & Equipment	2,703,781,430	—	0 *	2,703,781,430
Telecommunication Services	243,776,980	—	14,485 *	243,791,465
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	146,853 *	146,853
Warrants
Software & Services	—	—	2,000	2,000
Short-Term Investments[1]	34,130,714	—	—	34,130,714
Futures Contracts[2]	1,383,024	—	—	1,383,024
Total	$31,916,361,025	$—	$166,040	$31,916,527,065

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $38,396,513)		$77,542,755
Investments in securities, at value - unaffiliated issuers (cost $12,142,185,020) including securities on loan of $33,194,524		31,837,601,286
Cash		68,782,861
Deposit with broker for futures contracts		9,949,713
Receivables:
Fund shares sold		16,815,720
Dividends		13,930,178
Variation margin on future contracts		264,944
Income from securities on loan	+	98,482
Total assets		32,024,985,939

Liabilities
Collateral held for securities on loan		34,130,714
Payables:
Fund shares redeemed		19,413,781
Investment adviser fees		856,052
Investments bought	+	333,429
Total liabilities		54,733,976
Net assets		$31,970,251,963

Net Assets by Source
Capital received from investors		$12,538,856,267
Total distributable earnings	+	19,431,395,696
Net assets		$31,970,251,963

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$31,970,251,963		1,932,636,105		$16.54

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $116,493)		$347,037,638
Other Interest		2,135,192
Dividends received from securities - affiliated issuers		843,965
Securities on loan, net	+	1,983,925
Total investment income		352,000,720

Expenses
Investment adviser fees		8,471,431
Total expenses	–	8,471,431
Net investment income		343,529,289

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,840,017)
Net realized losses on sales of securities - unaffiliated issuers		(182,910,676)
Net realized gains on futures contracts	+	12,468,105
Net realized losses		(172,282,588)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		19,358,765
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		5,272,136,599
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,520,858
Net change in unrealized appreciation (depreciation)		5,294,016,222
Net realized and unrealized gains		5,121,733,634
Increase in net assets resulting from operations		$5,465,262,923
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$343,529,289	$317,220,234
Net realized losses		(172,282,588)	(104,509,067)
Net change in unrealized appreciation (depreciation)	+	5,294,016,222	6,686,608,505
Increase in net assets resulting from operations		$5,465,262,923	$6,899,319,672

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($327,953,620 )	($286,776,664 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		313,249,102	$4,567,271,506	276,659,369	$3,428,570,833
Shares reinvested		18,388,742	268,554,434	21,238,875	235,903,178
Shares redeemed	+	(252,116,422)	(3,668,379,809)	(191,352,826)	(2,398,427,249)
Net transactions in fund shares		79,521,422	$1,167,446,131	106,545,418	$1,266,046,762

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,853,114,683	$25,665,496,529	1,746,569,265	$17,786,906,759
Total increase	+	79,521,422	6,304,755,434	106,545,418	7,878,589,770
End of period		1,932,636,105	$31,970,251,963	1,853,114,683	$25,665,496,529

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$13.90	$9.74	$8.26	$11.15	$7.85
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.09	0.08	0.08	0.07
Net realized and unrealized gains (losses)	4.13	4.15	1.47	(2.78)	3.29
Total from investment operations	4.22	4.24	1.55	(2.70)	3.36
Less distributions:
Distributions from net investment income	(0.08)	(0.08)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains	—	—	—	(0.13)	—
Total distributions	(0.08)	(0.08)	(0.07)	(0.19)	(0.06)
Net asset value at end of period	$18.04	$13.90	$9.74	$8.26	$11.15
Total return	30.44%	43.77%	18.89%	(24.63%)	43.14%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	0.57%	0.69%	0.91%	0.86%	0.73%
Portfolio turnover rate	16%[4]	17%	20%[4]	18%	18%
Net assets, end of period (x 1,000,000)	$4,565	$2,899	$1,352	$929	$881

[1]	Per-Share Data has been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 3.9%
Tesla, Inc. *	388,337	177,299,141

Banks 0.4%
Bank of America Corp.	75,188	4,018,799
Citigroup, Inc.	45,915	4,647,975
NU Holdings Ltd., Class A *	469,458	7,562,968
Pinnacle Financial Partners, Inc.	646	55,046
Popular, Inc.	800	89,176
Western Alliance Bancorp	3,148	243,498
		16,617,462

Capital Goods 3.8%
3M Co.	11,968	1,992,672
AAON, Inc.	9,372	922,111
Allison Transmission Holdings, Inc.	1,922	158,661
Armstrong World Industries, Inc.	1,706	324,874
Axon Enterprise, Inc. *	10,468	7,664,984
Boeing Co. *	14,404	2,895,492
BWX Technologies, Inc.	2,301	491,517
Carlisle Cos., Inc.	718	233,386
Carpenter Technology Corp.	1,201	379,396
Caterpillar, Inc.	7,993	4,614,039
Comfort Systems USA, Inc.	4,879	4,711,065
Core & Main, Inc., Class A *	15,368	801,902
EMCOR Group, Inc.	2,164	1,462,388
Fastenal Co.	132,478	5,451,470
Ferguson Enterprises, Inc.	1,664	413,504
FTAI Aviation Ltd.	14,207	2,456,390
GE Vernova, Inc.	38,515	22,536,667
General Electric Co.	148,228	45,795,041
HEICO Corp.	14,186	4,507,885
Howmet Aerospace, Inc.	56,401	11,615,786
Illinois Tool Works, Inc.	13,492	3,290,969
Karman Holdings, Inc. *	3,662	308,487
Lennox International, Inc.	4,429	2,236,645
Leonardo DRS, Inc.	4,093	149,640
Loar Holdings, Inc. *	5,449	431,179
Lockheed Martin Corp.	8,158	4,012,757
MasTec, Inc. *	1,791	365,651
Quanta Services, Inc.	16,016	7,193,266
RBC Bearings, Inc. *	864	370,250
Rocket Lab Corp. *	58,039	3,655,296
Rockwell Automation, Inc.	1,291	475,553
Simpson Manufacturing Co., Inc.	486	85,779
SiteOne Landscape Supply, Inc. *	2,027	263,044
Spirit AeroSystems Holdings, Inc., Class A *	1,794	65,822
StandardAero, Inc. *	1,908	55,122
Trane Technologies PLC	31,574	14,165,675
TransDigm Group, Inc.	1,348	1,763,871
Vertiv Holdings Co., Class A	53,440	10,306,438
WillScot Holdings Corp.	6,018	130,891
WW Grainger, Inc.	5,299	5,187,721
		173,943,286

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	53,473	13,919,022
Booz Allen Hamilton Holding Corp., Class A	17,174	1,496,886
Broadridge Financial Solutions, Inc.	14,861	3,275,364
SECURITY	NUMBER OF SHARES	VALUE ($)
Cintas Corp.	48,314	8,854,507
Copart, Inc. *	115,862	4,983,225
Dayforce, Inc. *	1,998	137,342
Equifax, Inc.	2,987	630,556
ExlService Holdings, Inc. *	22,070	862,937
KBR, Inc.	1,401	60,019
Paychex, Inc.	14,086	1,648,485
Paycom Software, Inc.	3,920	733,393
Paylocity Holding Corp. *	5,697	804,815
RB Global, Inc.	1,558	154,585
Rollins, Inc.	39,146	2,255,201
Tetra Tech, Inc.	6,628	211,963
Veralto Corp.	13,196	1,302,181
Verisk Analytics, Inc., Class A	11,807	2,582,899
Waste Management, Inc.	52,032	10,394,433
		54,307,813

Consumer Discretionary Distribution & Retail 6.4%
Amazon.com, Inc. *	833,396	203,531,971
AutoZone, Inc. *	373	1,370,562
Burlington Stores, Inc. *	8,846	2,420,177
Carvana Co., Class A *	18,532	5,680,799
Chewy, Inc., Class A *	30,303	1,021,817
Coupang, Inc., Class A *	174,629	5,582,889
Etsy, Inc. *	7,894	489,428
Floor & Decor Holdings, Inc., Class A *	4,575	285,846
Home Depot, Inc.	106,985	40,610,436
Lithia Motors, Inc., Class A	430	135,054
Murphy USA, Inc.	2,508	898,366
O'Reilly Automotive, Inc. *	109,954	10,384,056
Pool Corp.	907	242,224
RH *	339	58,474
Ross Stores, Inc.	8,989	1,428,532
TJX Cos., Inc.	79,313	11,114,924
Tractor Supply Co.	74,551	4,033,955
Ulta Beauty, Inc. *	1,566	814,132
Valvoline, Inc. *	15,849	523,176
Wayfair, Inc., Class A *	2,538	262,708
Williams-Sonoma, Inc.	2,503	486,433
		291,375,959

Consumer Durables & Apparel 0.2%
Birkenstock Holding PLC *	2,319	92,551
Deckers Outdoor Corp. *	20,823	1,697,074
Lululemon Athletica, Inc. *	8,461	1,442,939
On Holding AG, Class A *	30,724	1,141,397
Ralph Lauren Corp., Class A	422	134,897
SharkNinja, Inc. *	1,911	163,391
Somnigroup International, Inc.	28,197	2,237,150
Tapestry, Inc.	26,678	2,929,778
TopBuild Corp. *	284	119,984
		9,959,161

Consumer Services 2.4%
Airbnb, Inc., Class A *	59,671	7,550,768
Booking Holdings, Inc.	4,315	21,910,448
Bright Horizons Family Solutions, Inc. *	1,071	116,985
Carnival Corp. *	46,841	1,350,426
Cava Group, Inc. *	13,917	747,760
Chipotle Mexican Grill, Inc., Class A *	188,159	5,962,759
Choice Hotels International, Inc.	1,146	106,532
Churchill Downs, Inc.	7,433	737,354
Darden Restaurants, Inc.	15,597	2,809,800
Domino's Pizza, Inc.	1,365	543,898
DoorDash, Inc., Class A *	50,666	12,887,910
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DraftKings, Inc., Class A *	67,689	2,070,607
Duolingo, Inc. *	5,309	1,436,828
Dutch Bros, Inc., Class A *	16,740	929,740
Expedia Group, Inc.	16,976	3,734,720
Flutter Entertainment PLC *	20,395	4,743,673
Grand Canyon Education, Inc. *	1,102	207,507
H&R Block, Inc.	3,139	156,134
Hilton Worldwide Holdings, Inc.	32,459	8,340,665
Las Vegas Sands Corp.	43,399	2,575,731
Light & Wonder, Inc. *	11,543	839,176
Marriott International, Inc., Class A	24,565	6,401,148
McDonald's Corp.	5,704	1,702,245
Norwegian Cruise Line Holdings Ltd. *	55,679	1,248,323
Planet Fitness, Inc., Class A *	11,703	1,061,345
Restaurant Brands International, Inc.	29,093	1,911,119
Royal Caribbean Cruises Ltd.	35,635	10,221,187
Starbucks Corp.	20,984	1,696,976
Texas Roadhouse, Inc., Class A	9,232	1,510,171
Travel & Leisure Co.	2,958	185,703
Vail Resorts, Inc.	4,107	609,191
Viking Holdings Ltd. *	24,310	1,479,263
Wendy's Co.	9,932	84,819
Wingstop, Inc.	3,923	849,839
Wyndham Hotels & Resorts, Inc.	9,347	686,350
Yum! Brands, Inc.	13,064	1,805,575
		111,212,675

Consumer Staples Distribution & Retail 1.5%
BJ's Wholesale Club Holdings, Inc. *	2,769	244,392
Casey's General Stores, Inc.	797	409,012
Costco Wholesale Corp.	62,536	56,998,437
Performance Food Group Co. *	2,578	249,396
Sprouts Farmers Market, Inc. *	13,653	1,078,041
Sysco Corp.	36,546	2,714,637
Walmart, Inc.	61,209	6,193,127
		67,887,042

Energy 0.3%
Cheniere Energy, Inc.	13,945	2,956,340
HF Sinclair Corp.	2,450	126,420
Phillips 66	4,096	557,629
SLB Ltd.	16,162	582,802
Targa Resources Corp.	30,101	4,636,758
Texas Pacific Land Corp.	2,706	2,552,786
Williams Cos., Inc.	9,008	521,293
		11,934,028

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	65,786	11,774,378
Lamar Advertising Co., Class A	12,220	1,449,170
Public Storage	2,899	807,546
Simon Property Group, Inc.	10,029	1,762,697
Sun Communities, Inc.	3,439	435,377
UDR, Inc.	2,626	88,470
		16,317,638

Financial Services 5.1%
Affirm Holdings, Inc. *	22,553	1,621,110
Ally Financial, Inc.	4,549	177,275
American Express Co.	25,328	9,136,569
Ameriprise Financial, Inc.	12,200	5,523,794
Apollo Global Management, Inc.	40,226	5,000,494
ARES Management Corp., Class A	26,392	3,924,754
Bank of New York Mellon Corp.	7,367	795,120
SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone, Inc.	102,950	15,096,588
Block, Inc. *	28,110	2,134,673
Blue Owl Capital, Inc., Class A	85,085	1,341,790
Brookfield Asset Management Ltd., Class A	18,402	994,812
Charles Schwab Corp. (a)	20,097	1,899,568
Coinbase Global, Inc., Class A *	2,861	983,555
Corpay, Inc. *	9,559	2,488,686
Credit Acceptance Corp. *	65	29,077
Equitable Holdings, Inc.	41,938	2,071,737
FactSet Research Systems, Inc.	336	89,645
Fiserv, Inc. *	21,019	1,401,757
Freedom Holding Corp. *(b)	2,208	339,281
Goldman Sachs Group, Inc.	2,284	1,802,921
Hamilton Lane, Inc., Class A	3,687	420,171
Houlihan Lokey, Inc., Class A	2,875	514,855
Interactive Brokers Group, Inc., Class A	3,404	239,505
Jefferies Financial Group, Inc.	5,095	269,169
KKR & Co., Inc.	23,762	2,811,757
Lazard, Inc.	2,411	117,657
LPL Financial Holdings, Inc.	11,180	4,218,326
Mastercard, Inc., Class A	114,614	63,265,782
Moody's Corp.	21,864	10,501,279
Morningstar, Inc.	2,194	465,786
MSCI, Inc., Class A	5,201	3,061,049
Robinhood Markets, Inc., Class A *	13,818	2,028,206
Shift4 Payments, Inc., Class A *	9,107	629,294
SLM Corp.	4,051	108,769
SoFi Technologies, Inc. *	22,162	657,768
Toast, Inc., Class A *	64,105	2,316,755
TPG, Inc.	17,313	952,908
Tradeweb Markets, Inc., Class A	1,348	142,066
UWM Holdings Corp.	3,501	19,711
Visa, Inc., Class A	239,878	81,736,030
WEX, Inc. *	388	56,601
XP, Inc., Class A	4,698	85,598
		231,472,248

Food, Beverage & Tobacco 0.7%
Celsius Holdings, Inc. *	23,288	1,402,636
Coca-Cola Co.	267,144	18,406,222
Coca-Cola Consolidated, Inc.	999	130,250
Darling Ingredients, Inc. *	2,567	82,272
Freshpet, Inc. *	1,630	80,212
Hershey Co.	2,475	419,834
Monster Beverage Corp. *	98,029	6,551,278
PepsiCo, Inc.	26,322	3,845,381
		30,918,085

Health Care Equipment & Services 1.9%
Boston Scientific Corp. *	35,787	3,604,467
Cardinal Health, Inc.	16,870	3,218,290
Cencora, Inc.	25,786	8,710,769
Chemed Corp.	194	83,672
Cigna Group	2,921	713,922
DaVita, Inc. *	5,241	623,784
Dexcom, Inc. *	54,868	3,194,415
Doximity, Inc., Class A *	18,923	1,248,918
HCA Healthcare, Inc.	5,096	2,342,529
IDEXX Laboratories, Inc. *	11,329	7,131,719
Inspire Medical Systems, Inc. *	3,944	284,283
Insulet Corp. *	9,848	3,082,522
Intuitive Surgical, Inc. *	50,248	26,846,501
Masimo Corp. *	6,286	884,126
McKesson Corp.	16,321	13,241,880
Molina Healthcare, Inc. *	4,119	630,454
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Penumbra, Inc. *	5,216	1,185,962
ResMed, Inc.	4,895	1,208,478
Stryker Corp.	12,417	4,423,432
Veeva Systems, Inc., Class A *	16,528	4,812,954
		87,473,077

Household & Personal Products 0.1%
Colgate-Palmolive Co.	53,709	4,138,278
Kimberly-Clark Corp.	16,877	2,020,346
		6,158,624

Insurance 0.3%
Aon PLC, Class A	27,223	9,274,331
Arthur J Gallagher & Co.	2,224	554,866
Brown & Brown, Inc.	4,035	321,751
Everest Group Ltd.	794	249,729
Kinsale Capital Group, Inc.	3,089	1,233,963
Markel Group, Inc. *	355	700,958
Marsh & McLennan Cos., Inc.	8,272	1,473,657
Progressive Corp.	4,195	864,170
RLI Corp.	530	31,249
Ryan Specialty Holdings, Inc., Class A	14,670	803,916
		15,508,590

Materials 0.3%
Anglogold Ashanti PLC	8,628	586,704
Eagle Materials, Inc.	273	57,963
Ecolab, Inc.	8,608	2,207,091
James Hardie Industries PLC, ADR *	13,441	281,320
Sherwin-Williams Co.	29,688	10,240,579
Steel Dynamics, Inc.	1,850	290,080
		13,663,737

Media & Entertainment 11.2%
Alphabet, Inc., Class A	503,681	141,630,060
Alphabet, Inc., Class C	410,014	115,550,145
DoubleVerify Holdings, Inc. *	9,797	111,490
Liberty Broadband Corp., Class C *	4,398	236,700
Liberty Media Corp.-Liberty Formula One, Class C *	9,970	995,505
Live Nation Entertainment, Inc. *	22,323	3,337,958
Meta Platforms, Inc., Class A	224,551	145,587,641
Netflix, Inc. *	59,674	66,766,852
Nexstar Media Group, Inc., Class A	225	44,039
NIQ Global Intelligence PLC *	3,300	40,920
Pinterest, Inc., Class A *	41,837	1,384,805
Reddit, Inc., Class A *	16,410	3,428,869
ROBLOX Corp., Class A *	85,923	9,771,164
Roku, Inc. *	2,718	288,461
Spotify Technology SA *	21,634	14,177,193
Take-Two Interactive Software, Inc. *	8,611	2,207,602
TKO Group Holdings, Inc.	4,153	782,425
Trade Desk, Inc., Class A *	62,636	3,149,338
Trump Media & Technology Group Corp. *	14,399	220,665
		509,711,832

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
AbbVie, Inc.	249,165	54,327,937
Alnylam Pharmaceuticals, Inc. *	17,552	8,004,414
Amgen, Inc.	55,801	16,652,692
Apellis Pharmaceuticals, Inc. *	15,609	335,125
Bristol-Myers Squibb Co.	55,185	2,542,373
SECURITY	NUMBER OF SHARES	VALUE ($)
Caris Life Sciences, Inc. *	1,600	48,128
Corcept Therapeutics, Inc. *	13,401	984,572
Eli Lilly & Co.	112,734	97,273,659
Exact Sciences Corp. *	1,601	103,569
Exelixis, Inc. *	30,280	1,170,928
Gilead Sciences, Inc.	47,145	5,647,500
Halozyme Therapeutics, Inc. *	17,163	1,118,856
Incyte Corp. *	5,933	554,617
Insmed, Inc. *	24,484	4,642,166
Ionis Pharmaceuticals, Inc. *	20,449	1,519,361
Medpace Holdings, Inc. *	3,113	1,820,825
Natera, Inc. *	18,229	3,626,295
Neurocrine Biosciences, Inc. *	11,556	1,654,935
Repligen Corp. *	873	130,129
Sarepta Therapeutics, Inc. *	10,831	260,052
Sotera Health Co. *	1,900	31,540
Summit Therapeutics, Inc. *(b)	15,915	300,953
Tempus AI, Inc. *	11,480	1,031,478
Ultragenyx Pharmaceutical, Inc. *	12,489	432,119
Vertex Pharmaceuticals, Inc. *	36,169	15,392,441
Viking Therapeutics, Inc. *	1,201	45,734
Waters Corp. *	4,344	1,518,662
Zoetis, Inc.	50,065	7,213,866
		228,384,926

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	4,556	694,471
CoStar Group, Inc. *	7,275	500,593
Jones Lang LaSalle, Inc. *	1,754	535,128
		1,730,192

Semiconductors & Semiconductor Equipment 21.3%
Advanced Micro Devices, Inc. *	132,576	33,955,365
Applied Materials, Inc.	32,030	7,466,193
Astera Labs, Inc. *	17,751	3,313,757
Broadcom, Inc.	619,282	228,905,206
Enphase Energy, Inc. *	17,744	541,369
Entegris, Inc.	3,447	315,642
KLA Corp.	18,775	22,694,093
Lam Research Corp.	180,272	28,385,629
Lattice Semiconductor Corp. *	16,591	1,210,479
MACOM Technology Solutions Holdings, Inc. *	2,175	322,183
Marvell Technology, Inc.	8,420	789,291
Monolithic Power Systems, Inc.	6,501	6,533,505
NVIDIA Corp.	3,081,023	623,876,347
Onto Innovation, Inc. *	1,616	218,095
QUALCOMM, Inc.	34,872	6,308,345
Texas Instruments, Inc.	52,245	8,435,478
		973,270,977

Software & Services 19.5%
Adobe, Inc. *	60,017	20,424,385
Appfolio, Inc., Class A *	3,162	804,508
AppLovin Corp., Class A *	33,607	21,418,749
Atlassian Corp., Class A *	22,794	3,861,760
Autodesk, Inc. *	30,048	9,054,664
Bentley Systems, Inc., Class B	21,954	1,115,922
Cadence Design Systems, Inc. *	38,431	13,016,196
Circle Internet Group, Inc. *(b)	1,046	132,821
Cloudflare, Inc., Class A *	43,496	11,017,537
Confluent, Inc., Class A *	38,591	901,872
Crowdstrike Holdings, Inc., Class A *	34,394	18,676,286
Datadog, Inc., Class A *	43,489	7,080,444
Docusign, Inc., Class A *	21,167	1,548,154
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dropbox, Inc., Class A *	6,937	201,173
Dynatrace, Inc. *	41,754	2,111,500
Elastic NV *	12,640	1,127,741
Fair Isaac Corp. *	2,721	4,515,581
Fortinet, Inc. *	89,800	7,761,414
Gartner, Inc. *	10,536	2,616,510
Gen Digital, Inc.	8,430	222,215
Gitlab, Inc., Class A *	18,513	902,509
Globant SA *	963	59,302
GoDaddy, Inc., Class A *	19,442	2,588,314
Guidewire Software, Inc. *	11,774	2,750,877
HubSpot, Inc. *	7,172	3,528,050
Intuit, Inc.	38,387	25,625,242
Kyndryl Holdings, Inc. *	2,313	66,892
Manhattan Associates, Inc. *	8,361	1,522,287
Microsoft Corp.	977,833	506,331,706
MongoDB, Inc., Class A *	1,149	413,433
nCino, Inc. *	2,442	65,153
Nutanix, Inc., Class A *	8,749	623,279
Okta, Inc. *	9,306	851,778
Oracle Corp.	232,989	61,185,241
Palantir Technologies, Inc., Class A *	307,353	61,615,056
Palo Alto Networks, Inc. *	92,526	20,377,926
Pegasystems, Inc.	4,118	262,111
Procore Technologies, Inc. *	16,418	1,211,977
PTC, Inc. *	2,022	401,448
RingCentral, Inc., Class A *	11,109	334,603
Rubrik, Inc., Class A *	10,023	754,431
Salesforce, Inc.	14,746	3,840,006
Samsara, Inc., Class A *	37,402	1,502,438
SentinelOne, Inc., Class A *	29,119	519,774
ServiceNow, Inc. *	29,119	26,768,514
Snowflake, Inc., Class A *	44,097	12,121,383
Strategy, Inc., Class A *	2,184	588,610
Synopsys, Inc. *	19,026	8,634,379
Teradata Corp. *	3,306	68,930
Twilio, Inc., Class A *	3,389	457,108
Tyler Technologies, Inc. *	5,039	2,399,874
Unity Software, Inc. *	2,970	112,563
Workday, Inc., Class A *	30,371	7,286,610
Zscaler, Inc. *	13,748	4,552,513
		887,933,749

Technology Hardware & Equipment 12.7%
Amphenol Corp., Class A	170,196	23,715,111
Apple, Inc.	1,925,709	520,653,942
Arista Networks, Inc. *	145,300	22,912,357
CDW Corp.	1,429	227,740
Dell Technologies, Inc., Class C	5,914	958,127
Jabil, Inc.	9,710	2,144,842
Lumentum Holdings, Inc. *	784	158,023
Motorola Solutions, Inc.	9,863	4,011,381
NetApp, Inc.	11,003	1,295,933
Pure Storage, Inc., Class A *	37,465	3,697,795
Super Micro Computer, Inc. *	32,829	1,705,795
Ubiquiti, Inc.	607	477,818
		581,958,864

Telecommunication Services 0.0%
AST SpaceMobile, Inc. *	25,241	2,025,590
GCI Liberty, Inc., Class C *	779	28,531
Iridium Communications, Inc.	3,000	57,450
		2,111,571

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.7%
Alaska Air Group, Inc. *	2,818	117,595
American Airlines Group, Inc. *	5,570	73,134
Avis Budget Group, Inc. *	844	114,843
Lyft, Inc., Class A *	8,639	176,754
Old Dominion Freight Line, Inc.	1,514	212,596
Southwest Airlines Co.	6,963	210,979
Uber Technologies, Inc. *	283,583	27,365,760
U-Haul Holding Co., Non Voting Shares	5,780	280,272
Union Pacific Corp.	6,585	1,451,136
XPO, Inc. *	3,290	473,332
		30,476,401

Utilities 0.3%
NRG Energy, Inc.	26,670	4,583,506
Vistra Corp.	47,582	8,959,691
		13,543,197
Total Common Stocks (Cost $2,629,569,061)		4,545,170,275

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF (b)	15,000	7,283,700
Total Investment Companies (Cost $5,436,255)		7,283,700

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)	15,550,595	15,550,595
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	1,456,880	1,456,880
		17,007,475
Total Short-Term Investments (Cost $17,007,475)		17,007,475
Total Investments in Securities (Cost $2,652,012,791)		4,569,461,450

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 12/19/25	22	11,441,760	71,704
S&P 500 Index, e-mini, expires 12/19/25	1	343,700	(2,615)
			69,089

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,435,513.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$1,058,129	$566,281	($130,464 )	$11,026	$394,596	$1,899,568	20,097	$18,654

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,545,170,275	$—	$—	$4,545,170,275
Investment Companies[1]	7,283,700	—	—	7,283,700
Short-Term Investments[1]	17,007,475	—	—	17,007,475
Futures Contracts[2]	71,704	—	—	71,704
Liabilities
Futures Contracts[2]	(2,615)	—	—	(2,615)
Total	$4,569,530,539	$—	$—	$4,569,530,539

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $1,539,640)		$1,899,568
Investments in securities, at value - unaffiliated issuers (cost $2,650,473,151) including securities on loan of $1,435,513		4,567,561,882
Deposit with broker for futures contracts		1,118,244
Receivables:
Fund shares sold		6,207,524
Dividends		925,901
Variation margin on future contracts		69,173
Income from securities on loan	+	2,186
Total assets		4,577,784,478

Liabilities
Collateral held for securities on loan		1,456,880
Payables:
Fund shares redeemed		11,225,725
Investment adviser fees	+	140,050
Total liabilities		12,822,655
Net assets		$4,564,961,823

Net Assets by Source
Capital received from investors		$2,694,084,653
Total distributable earnings	+	1,870,877,170
Net assets		$4,564,961,823

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,564,961,823		252,986,140		$18.04

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,518)		$21,038,763
Other Interest		32,731
Dividends received from securities - affiliated issuers		18,654
Securities on loan, net	+	14,065
Total investment income		21,104,213

Expenses
Investment adviser fees		1,235,933
Total expenses	–	1,235,933
Net investment income		19,868,280

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		11,026
Net realized gains on sales of securities - unaffiliated issuers		2,128,980
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		24,541,843
Net realized gains on futures contracts	+	2,778,388
Net realized gains		29,460,237
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		394,596
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		932,740,311
Net change in unrealized appreciation (depreciation) on futures contracts	+	214,292
Net change in unrealized appreciation (depreciation)		933,349,199
Net realized and unrealized gains		962,809,436
Increase in net assets resulting from operations		$982,677,716
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$19,868,280	$15,611,030
Net realized gains		29,460,237	9,022,611
Net change in unrealized appreciation (depreciation)	+	933,349,199	680,783,495
Increase in net assets resulting from operations		$982,677,716	$705,417,136

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,684,287 )	($11,280,497 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		102,650,417	$1,583,700,561	116,024,584	$1,436,032,229
Shares reinvested		928,317	14,205,613	876,840	9,527,758
Shares redeemed	+	(59,165,274)	(898,041,649)	(47,219,928)	(592,645,790)
Net transactions in fund shares		44,413,460	$699,864,525	69,681,496	$852,914,197

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		208,572,680	$2,899,103,869	138,891,184	$1,352,053,033
Total increase	+	44,413,460	1,665,857,954	69,681,496	1,547,050,836
End of period		252,986,140	$4,564,961,823	208,572,680	$2,899,103,869

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.83	$11.63	$11.88	$13.41	$9.52
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.30	0.28	0.25	0.24
Net realized and unrealized gains (losses)	1.31	3.24	(0.25)	(1.14)	3.87
Total from investment operations	1.61	3.54	0.03	(0.89)	4.11
Less distributions:
Distributions from net investment income	(0.29)	(0.30)	(0.26)	(0.23)	(0.22)
Distributions from net realized gains	(0.10)	(0.04)	(0.02)	(0.41)	—
Total distributions	(0.39)	(0.34)	(0.28)	(0.64)	(0.22)
Net asset value at end of period	$16.05	$14.83	$11.63	$11.88	$13.41
Total return	11.13%	30.97%	0.11%	(7.04%)	43.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	1.97%	2.18%	2.31%	2.05%	1.97%
Portfolio turnover rate	16%[4]	30%[4]	42%[4]	15%[4]	20%
Net assets, end of period (x 1,000,000)	$919	$763	$593	$648	$576

[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	6,832	554,075
BorgWarner, Inc.	6,781	291,312
Ford Motor Co.	122,323	1,606,101
General Motors Co.	29,799	2,058,813
Gentex Corp.	7,166	168,043
Harley-Davidson, Inc.	3,352	90,437
Lear Corp.	1,649	172,568
Lucid Group, Inc. *(a)	3,956	70,219
QuantumScape Corp., Class A *	13,137	242,246
Rivian Automotive, Inc., Class A *	24,290	329,615
Thor Industries, Inc.	1,606	167,586
		5,751,015

Banks 7.3%
Bank of America Corp.	194,549	10,398,644
Bank OZK	3,372	151,706
BOK Financial Corp.	711	74,356
Citigroup, Inc.	47,000	4,757,810
Citizens Financial Group, Inc.	13,629	693,307
Columbia Banking System, Inc.	9,285	248,838
Comerica, Inc.	3,997	305,771
Commerce Bancshares, Inc.	3,850	202,626
Cullen/Frost Bankers, Inc.	1,879	231,380
East West Bancorp, Inc.	4,268	433,629
Fifth Third Bancorp	20,856	868,027
First Citizens BancShares, Inc., Class A	297	541,972
First Hawaiian, Inc.	3,907	95,839
First Horizon Corp.	15,662	334,540
FNB Corp.	11,172	175,624
Huntington Bancshares, Inc.	48,401	747,311
JPMorgan Chase & Co.	87,025	27,075,218
KeyCorp	29,529	519,415
M&T Bank Corp.	4,902	901,331
Pinnacle Financial Partners, Inc.	2,216	188,825
PNC Financial Services Group, Inc.	12,381	2,260,152
Popular, Inc.	1,885	210,121
Prosperity Bancshares, Inc.	2,867	188,706
Regions Financial Corp.	28,149	681,206
Southstate Bank Corp.	3,146	278,893
Synovus Financial Corp.	4,330	193,291
TFS Financial Corp.	1,698	22,583
Truist Financial Corp.	40,432	1,804,480
U.S. Bancorp	48,940	2,284,519
Webster Financial Corp.	5,256	299,802
Wells Fargo & Co.	101,053	8,788,579
Western Alliance Bancorp	2,663	205,983
Wintrust Financial Corp.	2,078	270,182
Zions Bancorp NA	4,578	238,560
		66,673,226

Capital Goods 10.0%
3M Co.	14,021	2,334,496
A.O. Smith Corp.	3,530	232,945
Acuity, Inc.	968	353,368
Advanced Drainage Systems, Inc.	2,217	310,491
AECOM	4,156	558,359
AGCO Corp.	1,941	200,234
Air Lease Corp., Class A	3,260	208,184
Allegion PLC	2,692	446,253
Allison Transmission Holdings, Inc.	2,174	179,464
AMETEK, Inc.	7,223	1,459,841
SECURITY	NUMBER OF SHARES	VALUE ($)
API Group Corp. *	11,563	425,750
Applied Industrial Technologies, Inc.	1,198	307,994
Armstrong World Industries, Inc.	960	182,813
ATI, Inc. *	4,407	436,161
Boeing Co. *	19,494	3,918,684
Builders FirstSource, Inc. *	3,400	394,978
BWX Technologies, Inc.	2,367	505,615
Carlisle Cos., Inc.	1,184	384,859
Carpenter Technology Corp.	1,242	392,348
Carrier Global Corp.	24,860	1,478,921
Caterpillar, Inc.	12,723	7,344,479
CNH Industrial NV	27,388	287,300
Core & Main, Inc., Class A *	2,456	128,154
Crane Co.	1,550	294,500
Cummins, Inc.	4,307	1,885,088
Curtiss-Wright Corp.	1,175	699,983
Deere & Co.	7,656	3,534,239
Donaldson Co., Inc.	3,626	305,491
Dover Corp.	4,259	772,838
Eaton Corp. PLC	12,280	4,685,557
EMCOR Group, Inc.	908	613,608
Emerson Electric Co.	17,661	2,464,946
Esab Corp.	1,783	208,290
Everus Construction Group, Inc. *	1,587	144,242
Fastenal Co.	6,435	264,800
Ferguson Enterprises, Inc.	5,716	1,420,426
Flowserve Corp.	4,067	277,573
Fortive Corp.	10,677	537,480
Fortune Brands Innovations, Inc.	3,772	191,618
Gates Industrial Corp. PLC *	7,975	176,088
Generac Holdings, Inc. *	1,823	306,300
General Dynamics Corp.	7,918	2,730,918
Graco, Inc.	5,198	425,040
Hayward Holdings, Inc. *	6,197	105,163
Hexcel Corp.	2,467	176,144
Honeywell International, Inc.	19,927	4,011,903
Hubbell, Inc., Class B	1,678	788,660
Huntington Ingalls Industries, Inc.	1,223	393,830
IDEX Corp.	2,372	406,703
Illinois Tool Works, Inc.	6,176	1,506,450
Ingersoll Rand, Inc.	12,621	963,361
ITT, Inc.	2,434	450,460
Johnson Controls International PLC	20,686	2,366,272
L3Harris Technologies, Inc.	5,852	1,691,813
Leonardo DRS, Inc.	1,388	50,745
Lincoln Electric Holdings, Inc.	1,708	400,441
Loar Holdings, Inc. *	106	8,388
Lockheed Martin Corp.	4,722	2,322,657
Masco Corp.	6,583	426,315
MasTec, Inc. *	1,545	315,427
Middleby Corp. *	1,575	195,662
MSC Industrial Direct Co., Inc., Class A	1,366	115,987
Mueller Industries, Inc.	3,402	360,170
Nordson Corp.	1,689	391,764
Northrop Grumman Corp.	4,249	2,479,079
nVent Electric PLC	5,090	582,041
Oshkosh Corp.	2,020	249,046
Otis Worldwide Corp.	12,404	1,150,595
Owens Corning	2,670	339,918
PACCAR, Inc.	16,149	1,589,062
Parker-Hannifin Corp.	4,033	3,116,823
Pentair PLC	5,106	543,023
Quanta Services, Inc.	1,043	468,443
QXO, Inc. *	19,152	338,416
RBC Bearings, Inc. *	776	332,539
Regal Rexnord Corp.	2,076	292,488
Rockwell Automation, Inc.	3,264	1,202,327
RTX Corp.	41,923	7,483,255
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sensata Technologies Holding PLC	4,574	145,590
Simpson Manufacturing Co., Inc.	1,205	212,683
SiteOne Landscape Supply, Inc. *	931	120,816
Snap-on, Inc.	1,610	540,236
Spirit AeroSystems Holdings, Inc., Class A *	3,228	118,435
StandardAero, Inc. *	4,023	116,224
Stanley Black & Decker, Inc.	4,813	325,936
Textron, Inc.	5,561	449,384
Timken Co.	1,936	151,995
Toro Co.	3,100	231,663
TransDigm Group, Inc.	1,430	1,871,169
Trex Co., Inc. *	3,351	161,920
United Rentals, Inc.	2,013	1,753,685
Valmont Industries, Inc.	620	256,327
Watsco, Inc.	1,089	400,763
WESCO International, Inc.	1,504	390,333
Westinghouse Air Brake Technologies Corp.	5,302	1,083,941
WillScot Holdings Corp.	4,123	89,675
Woodward, Inc.	1,853	485,690
WW Grainger, Inc.	204	199,716
Xylem, Inc.	7,639	1,152,343
		92,284,610

Commercial & Professional Services 1.1%
Amentum Holdings, Inc. *	4,945	110,817
Automatic Data Processing, Inc.	929	241,819
Broadridge Financial Solutions, Inc.	337	74,275
CACI International, Inc., Class A *	681	382,892
Clarivate PLC *	10,515	35,751
Clean Harbors, Inc. *	1,579	332,395
Concentrix Corp.	1,363	54,942
Copart, Inc. *	1,931	83,052
Dayforce, Inc. *	4,405	302,800
Equifax, Inc.	3,208	677,209
FTI Consulting, Inc. *	976	161,050
Genpact Ltd.	5,034	192,047
Jacobs Solutions, Inc.	3,716	578,990
KBR, Inc.	3,756	160,907
Leidos Holdings, Inc.	3,994	760,737
ManpowerGroup, Inc.	1,483	45,469
MSA Safety, Inc.	1,158	181,841
Parsons Corp. *	1,633	135,768
Paychex, Inc.	6,943	812,539
Paycom Software, Inc.	733	137,137
Paylocity Holding Corp. *	113	15,963
RB Global, Inc.	5,476	543,329
Republic Services, Inc., Class A	6,348	1,321,907
Robert Half, Inc.	3,067	80,325
Science Applications International Corp.	1,455	136,348
SS&C Technologies Holdings, Inc.	6,602	560,642
Tetra Tech, Inc.	6,758	216,121
TransUnion	6,092	494,549
Veralto Corp.	4,488	442,876
Verisk Analytics, Inc., Class A	1,746	381,955
		9,656,452

Consumer Discretionary Distribution & Retail 4.3%
Amazon.com, Inc. *	82,638	20,181,852
AutoNation, Inc. *	851	170,089
AutoZone, Inc. *	441	1,620,424
Bath & Body Works, Inc.	6,672	163,331
Best Buy Co., Inc.	6,042	496,290
CarMax, Inc. *	4,744	198,821
Dick's Sporting Goods, Inc.	1,979	438,250
SECURITY	NUMBER OF SHARES	VALUE ($)
Dillard's, Inc., Class A	89	53,407
eBay, Inc.	14,439	1,174,035
Etsy, Inc. *	1,295	80,290
Five Below, Inc. *	1,678	263,899
Floor & Decor Holdings, Inc., Class A *	2,297	143,517
GameStop Corp., Class A *	12,846	286,337
Gap, Inc.	7,122	162,738
Genuine Parts Co.	4,362	555,326
Home Depot, Inc.	7,422	2,817,317
Lithia Motors, Inc., Class A	708	222,369
LKQ Corp.	8,043	257,054
Lowe's Cos., Inc.	17,562	4,182,039
Macy's, Inc.	8,354	162,820
Ollie's Bargain Outlet Holdings, Inc. *	1,902	229,781
O'Reilly Automotive, Inc. *	2,159	203,896
Penske Automotive Group, Inc.	576	92,200
Pool Corp.	919	245,428
RH *	404	69,686
Ross Stores, Inc.	8,086	1,285,027
TJX Cos., Inc.	17,524	2,455,813
Ulta Beauty, Inc. *	1,063	552,632
Valvoline, Inc. *	412	13,600
Wayfair, Inc., Class A *	2,426	251,115
Williams-Sonoma, Inc.	3,166	615,281
		39,644,664

Consumer Durables & Apparel 1.1%
Amer Sports, Inc. *	4,668	145,782
Birkenstock Holding PLC *	1,210	48,291
Brunswick Corp.	2,018	133,410
Columbia Sportswear Co.	829	41,143
Crocs, Inc. *	1,728	141,160
DR Horton, Inc.	8,347	1,244,371
Garmin Ltd.	5,112	1,093,661
Hasbro, Inc.	4,134	315,466
Lennar Corp., Class A	7,289	902,160
Lululemon Athletica, Inc. *	1,395	237,903
Mattel, Inc. *	10,100	185,638
Mohawk Industries, Inc. *	1,601	181,938
Newell Brands, Inc.	13,342	45,363
NIKE, Inc., Class B	36,255	2,341,710
NVR, Inc. *	88	634,552
PulteGroup, Inc.	6,159	738,279
PVH Corp.	1,481	116,007
Ralph Lauren Corp., Class A	1,106	353,544
SharkNinja, Inc. *	2,166	185,193
Tapestry, Inc.	550	60,401
Toll Brothers, Inc.	3,061	413,082
TopBuild Corp. *	833	351,926
Under Armour, Inc., Class A *	11,840	54,582
VF Corp.	11,136	156,349
Whirlpool Corp.	1,682	120,482
YETI Holdings, Inc. *	2,570	87,354
		10,329,747

Consumer Services 1.6%
ADT, Inc.	15,843	140,052
Aramark	8,231	311,790
Booking Holdings, Inc.	62	314,820
Boyd Gaming Corp.	1,783	138,842
Bright Horizons Family Solutions, Inc. *	1,567	171,163
Caesars Entertainment, Inc. *	6,480	130,248
Carnival Corp. *	23,431	675,516
Choice Hotels International, Inc.	591	54,939
Churchill Downs, Inc.	298	29,562
Darden Restaurants, Inc.	178	32,067
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Domino's Pizza, Inc.	696	277,328
Flutter Entertainment PLC *	956	222,356
Grand Canyon Education, Inc. *	623	117,311
H&R Block, Inc.	3,412	169,713
Hyatt Hotels Corp., Class A	1,269	174,373
Marriott International, Inc., Class A	1,657	431,781
McDonald's Corp.	21,133	6,306,721
MGM Resorts International *	6,388	204,608
Norwegian Cruise Line Holdings Ltd. *	1,451	32,531
Penn Entertainment, Inc. *	4,618	76,012
Restaurant Brands International, Inc.	3,658	240,294
Service Corp. International	4,344	362,768
Starbucks Corp.	30,926	2,500,986
Travel & Leisure Co.	1,321	82,932
Vail Resorts, Inc.	211	31,298
Wendy's Co.	2,929	25,014
Wyndham Hotels & Resorts, Inc.	232	17,036
Wynn Resorts Ltd.	2,585	307,589
Yum! Brands, Inc.	5,794	800,789
		14,380,439

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	12,669	224,115
BJ's Wholesale Club Holdings, Inc. *	3,469	306,174
Casey's General Stores, Inc.	987	506,518
Dollar General Corp.	6,886	679,373
Dollar Tree, Inc. *	6,196	614,147
Kroger Co.	19,018	1,210,115
Maplebear, Inc. *	5,360	197,570
Performance Food Group Co. *	4,193	405,631
Sysco Corp.	7,036	522,634
Target Corp.	14,252	1,321,445
U.S. Foods Holding Corp. *	7,167	520,468
Walmart, Inc.	122,707	12,415,494
		18,923,684

Energy 5.8%
Antero Midstream Corp.	10,509	181,280
Antero Resources Corp. *	9,095	281,127
APA Corp.	11,208	253,861
Baker Hughes Co., Class A	31,075	1,504,341
Cheniere Energy, Inc.	3,797	804,964
Chevron Corp.	60,185	9,492,378
Chord Energy Corp.	1,775	161,028
Civitas Resources, Inc.	2,857	82,367
ConocoPhillips	39,666	3,524,721
Coterra Energy, Inc.	23,554	557,288
Devon Energy Corp.	19,494	633,360
Diamondback Energy, Inc.	5,968	854,558
DT Midstream, Inc.	3,166	346,645
EOG Resources, Inc.	17,141	1,814,203
EQT Corp.	19,432	1,041,167
Expand Energy Corp.	6,885	711,289
Exxon Mobil Corp.	135,782	15,528,030
Halliburton Co.	26,839	720,359
HF Sinclair Corp.	4,488	231,581
Kinder Morgan, Inc.	60,873	1,594,264
Marathon Petroleum Corp.	9,631	1,877,178
Matador Resources Co.	3,694	145,765
NOV, Inc.	11,805	172,353
Occidental Petroleum Corp.	22,060	908,872
ONEOK, Inc.	19,585	1,312,195
Ovintiv, Inc.	7,994	299,855
Permian Resources Corp., Class A	21,333	267,943
Phillips 66	11,860	1,614,620
Range Resources Corp.	7,459	265,167
SECURITY	NUMBER OF SHARES	VALUE ($)
SLB Ltd.	43,284	1,560,821
TechnipFMC PLC	12,734	526,551
Valero Energy Corp.	9,781	1,658,466
Viper Energy, Inc., Class A	5,318	199,744
Weatherford International PLC	2,262	166,687
Williams Cos., Inc.	36,138	2,091,306
		53,386,334

Equity Real Estate Investment Trusts (REITs) 3.7%
Agree Realty Corp.	3,381	246,847
Alexandria Real Estate Equities, Inc.	5,363	312,234
American Homes 4 Rent, Class A	10,732	339,131
Americold Realty Trust, Inc.	8,965	115,559
AvalonBay Communities, Inc.	4,462	776,031
Brixmor Property Group, Inc.	9,597	251,057
BXP, Inc.	4,970	353,814
Camden Property Trust	3,385	336,740
Cousins Properties, Inc.	5,286	137,066
Crown Castle, Inc.	13,604	1,227,353
CubeSmart	7,095	267,269
Digital Realty Trust, Inc.	10,575	1,802,086
EastGroup Properties, Inc.	1,669	291,291
EPR Properties	2,303	112,893
Equinix, Inc.	3,062	2,590,483
Equity LifeStyle Properties, Inc.	6,042	368,864
Equity Residential	11,835	703,472
Essex Property Trust, Inc.	1,995	502,281
Extra Space Storage, Inc.	6,592	880,296
Federal Realty Investment Trust	2,680	257,789
First Industrial Realty Trust, Inc.	4,010	221,673
Gaming & Leisure Properties, Inc.	8,544	381,575
Healthcare Realty Trust, Inc., Class A	10,356	183,508
Healthpeak Properties, Inc.	21,743	390,287
Highwoods Properties, Inc.	3,289	94,164
Host Hotels & Resorts, Inc.	21,351	342,043
Invitation Homes, Inc.	19,244	541,719
Iron Mountain, Inc.	9,179	944,978
Kilroy Realty Corp.	3,695	156,114
Kimco Realty Corp.	21,009	434,046
Lineage, Inc.	2,196	86,522
Medical Properties Trust, Inc. (a)	15,947	82,446
Mid-America Apartment Communities, Inc.	3,646	467,527
Millrose Properties, Inc., Class A	3,720	119,821
National Storage Affiliates Trust	2,266	65,918
NNN REIT, Inc.	5,907	238,997
Omega Healthcare Investors, Inc.	8,958	376,505
Park Hotels & Resorts, Inc.	6,286	64,683
Prologis, Inc.	29,066	3,606,800
Public Storage	4,301	1,198,086
Rayonier, Inc.	4,798	105,892
Realty Income Corp.	28,357	1,644,139
Regency Centers Corp.	5,669	390,877
Rexford Industrial Realty, Inc.	7,445	307,627
SBA Communications Corp., Class A	3,368	644,905
Simon Property Group, Inc.	7,900	1,388,504
STAG Industrial, Inc.	5,828	223,037
Sun Communities, Inc.	3,185	403,221
UDR, Inc.	9,816	330,701
Ventas, Inc.	14,172	1,045,752
VICI Properties, Inc., Class A	33,025	990,420
Vornado Realty Trust	5,500	208,670
Welltower, Inc.	20,969	3,796,228
Weyerhaeuser Co.	22,622	520,306
WP Carey, Inc.	6,816	449,856
		34,320,103

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 11.0%
Affiliated Managers Group, Inc.	874	207,977
Affirm Holdings, Inc. *	3,383	243,170
AGNC Investment Corp.	32,667	326,670
Ally Financial, Inc.	7,626	297,185
American Express Co.	11,567	4,172,564
Ameriprise Financial, Inc.	275	124,512
Annaly Capital Management, Inc.	20,175	427,105
Apollo Global Management, Inc.	3,908	485,804
Bank of New York Mellon Corp.	20,505	2,213,105
Berkshire Hathaway, Inc., Class B *	57,794	27,598,947
Blackrock, Inc.	4,780	5,175,832
Block, Inc. *	10,747	816,127
Brookfield Asset Management Ltd., Class A	7,823	422,911
Capital One Financial Corp.	19,696	4,332,923
Carlyle Group, Inc.	8,222	438,397
Cboe Global Markets, Inc.	3,282	806,191
Charles Schwab Corp. (b)	48,638	4,597,264
CME Group, Inc.	11,269	2,991,807
Coinbase Global, Inc., Class A *	5,945	2,043,772
Corebridge Financial, Inc.	8,429	274,448
Credit Acceptance Corp. *	124	55,470
Euronet Worldwide, Inc. *	1,325	100,515
Evercore, Inc., Class A	1,158	341,100
FactSet Research Systems, Inc.	1,114	297,215
Fidelity National Information Services, Inc.	16,514	1,032,455
Fiserv, Inc. *	12,268	818,153
Franklin Resources, Inc.	9,687	219,023
Freedom Holding Corp. *	81	12,446
Global Payments, Inc.	7,655	595,253
Goldman Sachs Group, Inc.	8,913	7,035,655
Hamilton Lane, Inc., Class A	447	50,940
Houlihan Lokey, Inc., Class A	1,049	187,855
Interactive Brokers Group, Inc., Class A	12,705	893,924
Intercontinental Exchange, Inc.	17,876	2,615,080
Invesco Ltd.	11,457	271,531
Jack Henry & Associates, Inc.	2,289	340,924
Janus Henderson Group PLC	3,866	168,403
Jefferies Financial Group, Inc.	3,612	190,822
KKR & Co., Inc.	15,961	1,888,665
Lazard, Inc.	2,315	112,972
MarketAxess Holdings, Inc.	1,138	182,148
MGIC Investment Corp.	7,270	199,343
Morgan Stanley	36,088	5,918,432
Morningstar, Inc.	226	47,980
MSCI, Inc., Class A	1,198	705,083
Nasdaq, Inc.	12,945	1,106,668
Northern Trust Corp.	5,944	764,815
OneMain Holdings, Inc.	3,699	218,944
PayPal Holdings, Inc. *	29,983	2,076,922
Raymond James Financial, Inc.	5,721	907,751
Rithm Capital Corp.	16,628	182,409
Robinhood Markets, Inc., Class A *	20,086	2,948,223
Rocket Cos., Inc., Class A	29,584	492,869
S&P Global, Inc.	9,622	4,687,935
SEI Investments Co.	3,274	263,917
SLM Corp.	5,707	153,233
SoFi Technologies, Inc. *	30,610	908,505
Starwood Property Trust, Inc.	10,901	198,180
State Street Corp.	8,853	1,023,938
Stifel Financial Corp.	3,114	368,791
Synchrony Financial	11,645	866,155
T. Rowe Price Group, Inc.	6,839	701,203
TPG, Inc.	236	12,989
Tradeweb Markets, Inc., Class A	3,345	352,530
UWM Holdings Corp.	4,756	26,776
SECURITY	NUMBER OF SHARES	VALUE ($)
Virtu Financial, Inc., Class A	2,516	87,657
Voya Financial, Inc.	3,003	223,603
Western Union Co.	9,893	92,302
WEX, Inc. *	980	142,962
XP, Inc., Class A	11,570	210,805
		101,298,180

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	52,858	2,980,134
Archer-Daniels-Midland Co.	14,956	905,287
Boston Beer Co., Inc., Class A *	245	50,713
Brown-Forman Corp., Class B	5,946	161,910
Bunge Global SA	4,225	399,685
Campbell's Co.	6,079	183,160
Coca-Cola Co.	62,314	4,293,435
Coca-Cola Consolidated, Inc.	1,402	182,793
Conagra Brands, Inc.	14,949	256,973
Constellation Brands, Inc., Class A	4,537	596,071
Darling Ingredients, Inc. *	4,380	140,379
Flowers Foods, Inc.	5,794	69,122
Freshpet, Inc. *	1,120	55,115
General Mills, Inc.	17,153	799,501
Hershey Co.	4,025	682,761
Hormel Foods Corp.	9,072	195,865
Ingredion, Inc.	1,984	228,973
J.M. Smucker Co.	3,233	334,777
Kellanova	8,689	721,708
Keurig Dr. Pepper, Inc.	40,500	1,099,980
Kraft Heinz Co.	26,766	661,923
Lamb Weston Holdings, Inc.	4,237	261,550
McCormick & Co., Inc. - Non Voting Shares	7,915	507,826
Molson Coors Beverage Co., Class B	5,211	227,825
Mondelez International, Inc., Class A	40,597	2,332,704
PepsiCo, Inc.	37,058	5,413,803
Philip Morris International, Inc.	48,820	7,046,191
Pilgrim's Pride Corp.	1,303	49,644
Post Holdings, Inc. *	1,548	160,884
Primo Brands Corp.	8,061	177,100
Seaboard Corp.	8	26,960
Smithfield Foods, Inc.	1,392	30,847
Tyson Foods, Inc., Class A	8,800	452,408
		31,688,007

Health Care Equipment & Services 5.5%
Abbott Laboratories	54,258	6,707,374
Acadia Healthcare Co., Inc. *	2,915	62,672
Align Technology, Inc. *	2,135	294,374
Baxter International, Inc.	16,053	296,499
Becton Dickinson & Co.	8,963	1,601,778
Boston Scientific Corp. *	38,279	3,855,461
Cardinal Health, Inc.	3,731	711,763
Centene Corp. *	15,295	540,984
Certara, Inc. *	3,639	42,322
Chemed Corp.	414	178,558
Cigna Group	7,599	1,857,272
Cooper Cos., Inc. *	6,233	435,749
CVS Health Corp.	39,245	3,066,997
Dentsply Sirona, Inc.	6,198	78,157
Edwards Lifesciences Corp. *	18,039	1,487,315
Elevance Health, Inc.	7,086	2,247,679
Encompass Health Corp.	3,103	353,277
Envista Holdings Corp. *	5,222	106,268
GE HealthCare Technologies, Inc.	14,351	1,075,607
Globus Medical, Inc., Class A *	3,525	212,875
HCA Healthcare, Inc.	4,217	1,938,471
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	3,372	213,110
Hologic, Inc. *	7,013	518,331
Humana, Inc.	3,784	1,052,671
Labcorp Holdings, Inc.	2,619	665,121
McKesson Corp.	304	246,647
Medtronic PLC	40,184	3,644,689
Molina Healthcare, Inc. *	750	114,795
Quest Diagnostics, Inc.	3,500	615,825
ResMed, Inc.	3,488	861,117
Solventum Corp. *	4,634	319,931
STERIS PLC	3,077	725,249
Stryker Corp.	8,012	2,854,195
Teleflex, Inc.	1,374	171,022
Tenet Healthcare Corp. *	2,738	565,370
UnitedHealth Group, Inc.	28,514	9,739,242
Universal Health Services, Inc., Class B	1,705	370,002
Veeva Systems, Inc., Class A *	937	272,854
Zimmer Biomet Holdings, Inc.	6,217	625,181
		50,726,804

Household & Personal Products 1.7%
BellRing Brands, Inc. *	3,888	117,145
Church & Dwight Co., Inc.	7,721	677,055
Clorox Co.	3,876	435,895
Colgate-Palmolive Co.	13,226	1,019,063
Coty, Inc., Class A *	11,218	44,536
elf Beauty, Inc. *	1,709	208,737
Estee Lauder Cos., Inc., Class A	7,336	709,318
Kenvue, Inc.	59,459	854,426
Kimberly-Clark Corp.	6,663	797,628
Procter & Gamble Co.	73,601	11,067,382
Reynolds Consumer Products, Inc.	1,637	40,008
		15,971,193

Insurance 3.5%
Aflac, Inc.	15,276	1,637,434
Allstate Corp.	8,277	1,585,211
American Financial Group, Inc.	2,080	273,894
American International Group, Inc.	18,057	1,425,781
Aon PLC, Class A	505	172,043
Arch Capital Group Ltd.	11,413	985,056
Arthur J Gallagher & Co.	7,462	1,861,694
Assurant, Inc.	1,591	336,847
Assured Guaranty Ltd.	1,434	115,552
Axis Capital Holdings Ltd.	2,371	222,068
Brighthouse Financial, Inc. *	1,792	102,269
Brown & Brown, Inc.	7,818	623,407
Chubb Ltd.	11,661	3,229,397
Cincinnati Financial Corp.	4,824	745,742
CNA Financial Corp.	628	27,977
Everest Group Ltd.	1,137	357,609
Fidelity National Financial, Inc.	8,117	448,383
First American Financial Corp.	3,017	188,593
Globe Life, Inc.	2,599	341,795
Hanover Insurance Group, Inc.	1,125	192,240
Hartford Insurance Group, Inc.	8,818	1,095,019
Kemper Corp.	1,892	85,121
Lincoln National Corp.	5,342	224,364
Loews Corp.	5,366	534,239
Markel Group, Inc. *	310	612,104
Marsh & McLennan Cos., Inc.	13,631	2,428,363
MetLife, Inc.	17,632	1,407,386
Old Republic International Corp.	7,204	284,270
Primerica, Inc.	1,041	270,525
Principal Financial Group, Inc.	6,935	582,817
Progressive Corp.	17,441	3,592,846
SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential Financial, Inc.	11,131	1,157,624
Reinsurance Group of America, Inc.	2,073	378,240
RenaissanceRe Holdings Ltd.	1,450	368,431
RLI Corp.	2,423	142,860
Travelers Cos., Inc.	7,090	1,904,516
Unum Group	5,294	388,686
W.R. Berkley Corp.	9,115	650,264
White Mountains Insurance Group Ltd.	78	148,556
Willis Towers Watson PLC	3,059	957,773
		32,086,996

Materials 3.9%
Air Products & Chemicals, Inc.	6,963	1,689,154
Albemarle Corp.	3,686	362,076
Alcoa Corp.	8,106	298,220
Amcor PLC	72,420	572,118
Anglogold Ashanti PLC	13,843	941,324
AptarGroup, Inc.	2,049	237,704
Ashland, Inc.	1,437	70,269
Avery Dennison Corp.	2,437	426,207
Axalta Coating Systems Ltd. *	6,833	194,536
Ball Corp.	8,682	408,054
Celanese Corp., Class A	3,529	135,655
CF Industries Holdings, Inc.	5,041	419,865
Cleveland-Cliffs, Inc. *	16,320	202,858
Corteva, Inc.	21,441	1,317,335
CRH PLC	21,251	2,530,994
Crown Holdings, Inc.	3,648	354,513
Dow, Inc.	22,090	526,846
DuPont de Nemours, Inc.	13,095	1,069,207
Eagle Materials, Inc.	949	201,492
Eastman Chemical Co.	3,562	212,010
Ecolab, Inc.	5,903	1,513,529
Element Solutions, Inc.	7,085	189,311
FMC Corp.	3,841	58,268
Freeport-McMoRan, Inc.	44,770	1,866,909
Graphic Packaging Holding Co.	9,052	144,741
Huntsman Corp.	4,934	40,854
International Flavors & Fragrances, Inc.	8,006	504,138
International Paper Co.	16,440	635,242
James Hardie Industries PLC, ADR *	1,584	33,153
Linde PLC	14,715	6,155,284
Louisiana-Pacific Corp.	1,991	173,436
LyondellBasell Industries NV, Class A	7,985	370,664
Martin Marietta Materials, Inc.	1,880	1,152,628
Mosaic Co.	9,827	269,751
MP Materials Corp. *	4,106	259,048
NewMarket Corp.	186	142,829
Newmont Corp.	34,425	2,787,392
Nucor Corp.	7,185	1,078,109
Olin Corp.	3,595	74,417
Packaging Corp. of America	2,771	542,451
PPG Industries, Inc.	7,124	696,371
Reliance, Inc.	1,656	467,704
Royal Gold, Inc.	2,562	447,812
RPM International, Inc.	3,974	434,279
Scotts Miracle-Gro Co.	1,385	74,125
Sealed Air Corp.	4,606	154,347
Sherwin-Williams Co.	682	235,249
Silgan Holdings, Inc.	2,731	105,471
Smurfit WestRock PLC	16,282	601,131
Solstice Advanced Materials, Inc. *	4,981	224,494
Sonoco Products Co.	3,035	123,130
Southern Copper Corp.	2,590	359,492
Steel Dynamics, Inc.	3,983	624,534
Vulcan Materials Co.	4,147	1,200,556
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	1,059	72,870
		35,984,156

Media & Entertainment 6.6%
Alphabet, Inc., Class A	64,651	18,179,215
Alphabet, Inc., Class C	52,641	14,835,287
Charter Communications, Inc., Class A *	2,762	645,866
Comcast Corp., Class A	114,761	3,194,372
DoubleVerify Holdings, Inc. *	2,208	25,127
Electronic Arts, Inc.	7,879	1,576,273
Fox Corp., Class A	10,809	698,802
IAC, Inc. *	2,102	67,726
Interpublic Group of Cos., Inc.	11,581	297,168
Liberty Broadband Corp., Class C *	3,184	171,363
Liberty Media Corp.-Liberty Formula One, Class C *	4,990	498,251
Liberty Media Corp.-Liberty Live, Class C *	2,040	184,436
Madison Square Garden Sports Corp. *	508	108,910
Match Group, Inc.	7,674	248,177
Meta Platforms, Inc., Class A	12,202	7,911,167
New York Times Co., Class A	5,059	288,312
News Corp., Class A	16,311	432,241
Nexstar Media Group, Inc., Class A	836	163,630
NIQ Global Intelligence PLC *	739	9,164
Omnicom Group, Inc.	6,035	452,746
Pinterest, Inc., Class A *	9,292	307,565
Roku, Inc. *	3,513	372,835
Sirius XM Holdings, Inc.	5,875	127,429
Take-Two Interactive Software, Inc. *	3,767	965,746
TKO Group Holdings, Inc.	1,233	232,297
Trump Media & Technology Group Corp. *	2,265	34,711
Walt Disney Co.	56,746	6,390,735
Warner Bros Discovery, Inc. *	72,982	1,638,446
ZoomInfo Technologies, Inc., Class A *	9,271	104,021
		60,162,018

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Agilent Technologies, Inc.	8,941	1,308,605
Amgen, Inc.	4,427	1,321,150
Avantor, Inc. *	20,808	245,951
Biogen, Inc. *	4,583	707,019
BioMarin Pharmaceutical, Inc. *	5,930	317,670
Bio-Rad Laboratories, Inc., Class A *	581	185,659
Bio-Techne Corp.	4,935	308,783
Bristol-Myers Squibb Co.	51,573	2,375,968
Bruker Corp.	3,196	124,452
Caris Life Sciences, Inc. *	354	10,648
Charles River Laboratories International, Inc. *	1,537	276,768
Danaher Corp.	19,991	4,305,662
Elanco Animal Health, Inc. *	15,501	343,347
Exact Sciences Corp. *	5,538	358,253
Exelixis, Inc. *	1,547	59,823
Gilead Sciences, Inc.	28,518	3,416,171
Illumina, Inc. *	4,972	614,241
Incyte Corp. *	3,689	344,848
Insmed, Inc. *	367	69,583
Ionis Pharmaceuticals, Inc. *	330	24,519
IQVIA Holdings, Inc. *	5,283	1,143,558
Jazz Pharmaceuticals PLC *	1,815	249,817
Johnson & Johnson	75,406	14,241,931
Merck & Co., Inc.	78,952	6,788,293
Mettler-Toledo International, Inc. *	653	924,837
Moderna, Inc. *	11,079	300,906
Neurocrine Biosciences, Inc. *	451	64,588
Organon & Co.	8,244	55,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Perrigo Co. PLC	4,226	87,647
Pfizer, Inc.	178,013	4,388,020
Qiagen NV	6,669	312,443
Regeneron Pharmaceuticals, Inc.	3,264	2,127,475
Repligen Corp. *	1,458	217,329
Revolution Medicines, Inc. *	5,413	318,501
Revvity, Inc.	3,682	344,598
Roivant Sciences Ltd. *	12,093	241,739
Royalty Pharma PLC, Class A	11,867	445,487
Sarepta Therapeutics, Inc. *	460	11,045
Sotera Health Co. *	4,850	80,510
Thermo Fisher Scientific, Inc.	11,833	6,713,926
United Therapeutics Corp. *	1,387	617,811
Viatris, Inc.	36,910	382,388
Viking Therapeutics, Inc. *	3,139	119,533
Waters Corp. *	895	312,892
West Pharmaceutical Services, Inc.	2,240	631,837
Zoetis, Inc.	2,825	407,054
		58,248,932

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	8,298	1,264,864
CoStar Group, Inc. *	11,448	787,737
Howard Hughes Holdings, Inc. *	987	78,249
Jones Lang LaSalle, Inc. *	1,079	329,192
Zillow Group, Inc., Class C *	6,567	492,394
		2,952,436

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. *	20,945	5,364,433
Allegro MicroSystems, Inc. *	3,824	114,414
Amkor Technology, Inc.	3,611	116,563
Analog Devices, Inc.	15,546	3,639,785
Applied Materials, Inc.	18,004	4,196,732
Cirrus Logic, Inc. *	1,585	210,250
Entegris, Inc.	3,943	361,061
First Solar, Inc. *	3,182	849,403
GLOBALFOUNDRIES, Inc. *	3,171	112,888
Intel Corp. *	136,934	5,475,991
Lattice Semiconductor Corp. *	628	45,819
MACOM Technology Solutions Holdings, Inc. *	1,491	220,862
Marvell Technology, Inc.	25,202	2,362,436
Microchip Technology, Inc.	16,553	1,033,238
Micron Technology, Inc.	35,011	7,834,411
MKS, Inc.	2,089	300,210
ON Semiconductor Corp. *	13,217	661,907
Onto Innovation, Inc. *	1,178	158,983
Qorvo, Inc. *	2,679	254,291
QUALCOMM, Inc.	26,113	4,723,842
Skyworks Solutions, Inc.	4,701	365,362
Teradyne, Inc.	5,028	913,889
Texas Instruments, Inc.	16,827	2,716,887
Universal Display Corp.	1,375	202,510
		42,236,167

Software & Services 3.7%
Accenture PLC, Class A	19,615	4,905,712
Akamai Technologies, Inc. *	4,470	335,697
Amdocs Ltd.	3,470	292,382
Aurora Innovation, Inc. *	32,394	169,745
Bill Holdings, Inc. *	2,943	146,149
CCC Intelligent Solutions Holdings, Inc. *	17,284	150,716
Circle Internet Group, Inc. *(a)	1,267	160,884
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cognizant Technology Solutions Corp., Class A	15,440	1,125,267
Docusign, Inc., Class A *	1,534	112,197
Dolby Laboratories, Inc., Class A	1,869	123,952
Dropbox, Inc., Class A *	4,223	122,467
DXC Technology Co. *	5,682	80,684
EPAM Systems, Inc. *	1,722	281,616
Fair Isaac Corp. *	128	212,420
Gen Digital, Inc.	15,296	403,203
Globant SA *	1,221	75,189
Informatica, Inc., Class A *	3,308	82,270
International Business Machines Corp.	29,154	8,962,231
Kyndryl Holdings, Inc. *	6,731	194,661
MongoDB, Inc., Class A *	2,236	804,558
nCino, Inc. *	2,911	77,665
Nutanix, Inc., Class A *	6,015	428,509
Okta, Inc. *	3,152	288,503
Pegasystems, Inc.	1,799	114,506
PTC, Inc. *	3,311	657,366
Roper Technologies, Inc.	3,364	1,500,849
Rubrik, Inc., Class A *	1,449	109,066
SailPoint, Inc. *	1,794	38,894
Salesforce, Inc.	25,979	6,765,191
SentinelOne, Inc., Class A *	2,441	43,572
Strategy, Inc., Class A *	7,814	2,105,951
Synopsys, Inc. *	1,539	698,429
Teradata Corp. *	2,387	49,769
Twilio, Inc., Class A *	3,674	495,549
Tyler Technologies, Inc. *	231	110,016
UiPath, Inc., Class A *	12,740	202,056
Unity Software, Inc. *	9,329	353,569
VeriSign, Inc.	2,648	634,990
Zoom Communications, Inc. *	8,238	718,601
		34,135,051

Technology Hardware & Equipment 3.0%
Arrow Electronics, Inc. *	1,614	180,042
Avnet, Inc.	2,647	128,247
CDW Corp.	3,830	610,387
Ciena Corp. *	4,428	840,966
Cisco Systems, Inc.	124,719	9,118,206
Cognex Corp.	5,242	216,966
Coherent Corp. *	4,806	634,200
Corning, Inc.	24,476	2,180,322
Crane NXT Co.	1,540	97,405
Dell Technologies, Inc., Class C	8,180	1,325,242
F5, Inc. *	1,802	455,996
Flex Ltd. *	11,720	732,734
Hewlett Packard Enterprise Co.	41,013	1,001,537
HP, Inc.	29,572	818,257
Ingram Micro Holding Corp.	616	14,143
IPG Photonics Corp. *	795	67,670
Jabil, Inc.	1,139	251,594
Keysight Technologies, Inc. *	5,384	985,057
Littelfuse, Inc.	771	187,592
Lumentum Holdings, Inc. *	2,005	404,128
Motorola Solutions, Inc.	3,024	1,229,891
NetApp, Inc.	3,790	446,386
Pure Storage, Inc., Class A *	1,371	135,318
Ralliant Corp.	3,539	155,433
Sandisk Corp. *	4,221	841,372
Super Micro Computer, Inc. *	8,710	452,572
TD SYNNEX Corp.	2,420	378,706
Teledyne Technologies, Inc. *	1,455	766,523
Trimble, Inc. *	7,486	597,009
Vontier Corp.	4,591	176,754
Western Digital Corp.	10,854	1,630,379
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,593	428,915
		27,489,949

Telecommunication Services 1.6%
AST SpaceMobile, Inc. *	502	40,286
AT&T, Inc.	219,806	5,440,198
Frontier Communications Parent, Inc. *	7,675	289,808
GCI Liberty, Inc. *(c)	2,247	0
GCI Liberty, Inc., Class C *	616	22,561
Iridium Communications, Inc.	2,607	49,924
Liberty Global Ltd., Class C *	9,400	104,810
Millicom International Cellular SA	3,188	150,187
T-Mobile U.S., Inc.	14,230	2,989,012
Verizon Communications, Inc.	132,341	5,259,231
		14,346,017

Transportation 2.1%
Alaska Air Group, Inc. *	2,950	123,104
American Airlines Group, Inc. *	19,023	249,772
Avis Budget Group, Inc. *	333	45,311
CH Robinson Worldwide, Inc.	3,671	565,297
CSX Corp.	58,830	2,119,057
Delta Air Lines, Inc.	20,462	1,174,110
Expeditors International of Washington, Inc.	4,307	525,023
FedEx Corp.	6,716	1,704,655
GXO Logistics, Inc. *	3,525	198,140
JB Hunt Transport Services, Inc.	2,449	413,538
Kirby Corp. *	1,730	179,020
Knight-Swift Transportation Holdings, Inc.	4,912	221,630
Landstar System, Inc.	1,103	141,658
Lyft, Inc., Class A *	10,542	215,689
Norfolk Southern Corp.	7,080	2,006,330
Old Dominion Freight Line, Inc.	5,506	773,153
Ryder System, Inc.	1,255	212,384
Saia, Inc. *	829	242,483
Schneider National, Inc., Class B	1,600	34,192
Southwest Airlines Co.	13,201	399,990
U-Haul Holding Co., Non Voting Shares	2,130	103,284
Union Pacific Corp.	17,260	3,803,586
United Airlines Holdings, Inc. *	10,182	957,515
United Parcel Service, Inc., Class B	23,014	2,219,010
XPO, Inc. *	2,869	412,763
		19,040,694

Utilities 4.6%
AES Corp.	22,273	308,926
Alliant Energy Corp.	8,064	538,836
Ameren Corp.	8,446	861,661
American Electric Power Co., Inc.	16,779	2,017,843
American Water Works Co., Inc.	6,109	784,579
Atmos Energy Corp.	4,956	851,044
Brookfield Renewable Corp.	4,230	182,990
CenterPoint Energy, Inc.	20,445	781,817
Clearway Energy, Inc., Class C	3,540	113,032
CMS Energy Corp.	9,325	685,854
Consolidated Edison, Inc.	11,314	1,102,097
Constellation Energy Corp.	9,814	3,699,878
Dominion Energy, Inc.	26,742	1,569,488
DTE Energy Co.	6,485	878,977
Duke Energy Corp.	24,377	3,030,061
Edison International	11,952	661,902
Entergy Corp.	14,001	1,345,356
Essential Utilities, Inc.	8,809	343,815
Evergy, Inc.	7,225	554,952
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	11,502	848,963
Exelon Corp.	31,672	1,460,713
FirstEnergy Corp.	17,220	789,193
IDACORP, Inc.	1,689	217,915
MDU Resources Group, Inc.	6,308	120,987
National Fuel Gas Co.	2,828	223,157
NextEra Energy, Inc.	64,618	5,259,905
NiSource, Inc.	14,763	621,670
OGE Energy Corp.	6,306	278,347
PG&E Corp.	68,749	1,097,234
Pinnacle West Capital Corp.	3,724	329,648
PPL Corp.	23,168	846,095
Public Service Enterprise Group, Inc.	15,658	1,261,408
Sempra	20,466	1,881,644
Southern Co.	34,527	3,246,919
Talen Energy Corp. *	1,423	568,887
UGI Corp.	6,688	223,580
WEC Energy Group, Inc.	10,024	1,119,982
Xcel Energy, Inc.	18,545	1,505,298
		42,214,653
Total Common Stocks (Cost $645,798,910)		913,931,527

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	6,500	1,329,705
Total Investment Companies (Cost $1,197,376)		1,329,705

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)	1,919,664	1,919,664
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	275,875	275,875
		2,195,539
Total Short-Term Investments (Cost $2,195,539)		2,195,539
Total Investments in Securities (Cost $649,191,825)		917,456,771

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 12/19/25	11	2,624,710	61,670
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	1	325,770	(3,229)
			58,441

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $273,887.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$2,879,098	$1,069,832	($408,673 )	$93,798	$963,209	$4,597,264	48,638	$48,548
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$899,585,510	$—	$—	$899,585,510
Telecommunication Services	14,346,017	—	0 *	14,346,017
Investment Companies[1]	1,329,705	—	—	1,329,705
Short-Term Investments[1]	2,195,539	—	—	2,195,539
Futures Contracts[2]	61,670	—	—	61,670
Liabilities
Futures Contracts[2]	(3,229)	—	—	(3,229)
Total	$917,515,212	$—	$0	$917,515,212

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $2,637,879)		$4,597,264
Investments in securities, at value - unaffiliated issuers (cost $646,553,946) including securities on loan of $273,887		912,859,507
Deposit with broker for futures contracts		324,199
Receivables:
Fund shares sold		1,129,991
Dividends		686,938
Variation margin on future contracts		4,293
Income from securities on loan	+	1,250
Total assets		919,603,442

Liabilities
Collateral held for securities on loan		275,875
Payables:
Fund shares redeemed		797,265
Investment adviser fees	+	28,943
Total liabilities		1,102,083
Net assets		$918,501,359

Net Assets by Source
Capital received from investors		$681,162,308
Total distributable earnings	+	237,339,051
Net assets		$918,501,359

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$918,501,359		57,225,133		$16.05

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,888)		$16,515,079
Dividends received from securities - affiliated issuers		48,548
Other Interest		8,930
Securities on loan, net	+	10,130
Total investment income		16,582,687

Expenses
Investment adviser fees		290,473
Total expenses	–	290,473
Net investment income		16,292,214

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(5,193)
Net realized losses on sales of securities - unaffiliated issuers		(973,441)
Net realized gains on sales of in-kind redemptions - affiliated issuers		98,991
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		27,504,105
Net realized gains on futures contracts	+	276,089
Net realized gains		26,900,551
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		963,209
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		44,511,527
Net change in unrealized appreciation (depreciation) on futures contracts	+	118,667
Net change in unrealized appreciation (depreciation)		45,593,403
Net realized and unrealized gains		72,493,954
Increase in net assets resulting from operations		$88,786,168
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$16,292,214	$15,189,021
Net realized gains		26,900,551	13,422,280
Net change in unrealized appreciation (depreciation)	+	45,593,403	149,883,961
Increase in net assets resulting from operations		$88,786,168	$178,495,262

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,519,678 )	($16,362,330 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,193,260	$288,359,476	18,091,140	$245,441,328
Shares reinvested		952,534	14,073,706	1,044,280	12,821,154
Shares redeemed	+	(14,363,437)	(214,985,249)	(18,668,732)	(250,261,407)
Net transactions in fund shares		5,782,357	$87,447,933	466,688	$8,001,075

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,442,776	$762,786,936	50,976,088	$592,652,929
Total increase	+	5,782,357	155,714,423	466,688	170,134,007
End of period		57,225,133	$918,501,359	51,442,776	$762,786,936

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$13.46	$10.10	$10.37	$12.89	$9.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.19	0.18	0.16	0.14
Net realized and unrealized gains (losses)	1.22	3.35	(0.29)	(2.31)	3.90
Total from investment operations	1.43	3.54	(0.11)	(2.15)	4.04
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	(0.15)	(0.13)	(0.15)
Distributions from net realized gains	(0.16)	—	(0.01)	(0.24)	—
Total distributions	(0.35)	(0.18)	(0.16)	(0.37)	(0.15)
Net asset value at end of period	$14.54	$13.46	$10.10	$10.37	$12.89
Total return	10.68%	35.35%	(1.03%)	(17.15%)	45.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%[3]	0.04%
Net investment income (loss)	1.53%	1.57%	1.66%	1.41%	1.19%
Portfolio turnover rate	11%[4]	13%[4]	8%[4]	11%[4]	14%
Net assets, end of period (x 1,000,000)	$2,209	$1,630	$1,063	$903	$891

[1]	Per-Share Data has been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025 (see financial note 9 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv PLC *	38,335	3,108,969
BorgWarner, Inc.	38,453	1,651,941
Ford Motor Co.	689,103	9,047,923
Gentex Corp.	39,936	936,499
Harley-Davidson, Inc.	19,349	522,036
Lear Corp.	9,462	990,198
Lucid Group, Inc. *(a)	22,147	393,109
QuantumScape Corp., Class A *	73,961	1,363,841
Rivian Automotive, Inc., Class A *	136,658	1,854,449
Thor Industries, Inc.	9,032	942,489
		20,811,454

Banks 2.4%
Bank OZK	18,950	852,561
BOK Financial Corp.	3,923	410,267
Citizens Financial Group, Inc.	76,879	3,910,835
Columbia Banking System, Inc.	52,358	1,403,194
Comerica, Inc.	22,576	1,727,064
Commerce Bancshares, Inc.	21,661	1,140,018
Cullen/Frost Bankers, Inc.	10,534	1,297,157
East West Bancorp, Inc.	24,088	2,447,341
Fifth Third Bancorp	117,619	4,895,303
First Citizens BancShares, Inc., Class A	1,679	3,063,873
First Hawaiian, Inc.	21,882	536,765
First Horizon Corp.	88,773	1,896,191
FNB Corp.	62,847	987,955
Huntington Bancshares, Inc.	273,522	4,223,180
KeyCorp	166,961	2,936,844
M&T Bank Corp.	27,653	5,084,557
Pinnacle Financial Partners, Inc.	13,423	1,143,774
Popular, Inc.	11,728	1,307,320
Prosperity Bancshares, Inc.	16,160	1,063,651
Regions Financial Corp.	158,573	3,837,467
Southstate Bank Corp.	17,742	1,572,828
Synovus Financial Corp.	24,411	1,089,707
TFS Financial Corp.	9,220	122,626
Webster Financial Corp.	29,575	1,686,958
Western Alliance Bancorp	18,988	1,468,722
Wintrust Financial Corp.	11,654	1,515,253
Zions Bancorp NA	25,622	1,335,162
		52,956,573

Capital Goods 13.6%
A.O. Smith Corp.	20,124	1,327,983
AAON, Inc.	11,883	1,169,168
Acuity, Inc.	5,449	1,989,157
Advanced Drainage Systems, Inc.	12,491	1,749,365
AECOM	23,359	3,138,282
AGCO Corp.	10,928	1,127,332
Air Lease Corp., Class A	18,357	1,172,278
Allegion PLC	15,166	2,514,068
Allison Transmission Holdings, Inc.	14,812	1,222,731
AMETEK, Inc.	40,666	8,219,005
API Group Corp. *	64,931	2,390,759
Applied Industrial Technologies, Inc.	6,739	1,732,530
Armstrong World Industries, Inc.	7,590	1,445,364
ATI, Inc. *	24,649	2,439,512
Axon Enterprise, Inc. *	13,167	9,641,272
Builders FirstSource, Inc. *	19,121	2,221,287
BWX Technologies, Inc.	16,101	3,439,335
Carlisle Cos., Inc.	7,556	2,456,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Carpenter Technology Corp.	8,480	2,678,832
CNH Industrial NV	155,342	1,629,538
Comfort Systems USA, Inc.	6,143	5,931,558
Core & Main, Inc., Class A *	33,524	1,749,282
Crane Co.	8,683	1,649,770
Cummins, Inc.	24,293	10,632,560
Curtiss-Wright Corp.	6,627	3,947,903
Donaldson Co., Inc.	20,483	1,725,693
Dover Corp.	23,934	4,343,064
EMCOR Group, Inc.	7,810	5,277,842
Esab Corp.	10,036	1,172,406
Everus Construction Group, Inc. *	8,976	815,829
Fastenal Co.	202,632	8,338,307
Ferguson Enterprises, Inc.	34,187	8,495,469
Flowserve Corp.	22,925	1,564,631
Fortive Corp.	59,950	3,017,883
Fortune Brands Innovations, Inc.	21,325	1,083,310
FTAI Aviation Ltd.	17,982	3,109,088
Gates Industrial Corp. PLC *	44,729	987,616
Generac Holdings, Inc. *	10,297	1,730,102
Graco, Inc.	29,259	2,392,508
Hayward Holdings, Inc. *	34,714	589,097
HEICO Corp.	17,872	5,679,185
Hexcel Corp.	14,030	1,001,742
Howmet Aerospace, Inc.	70,782	14,577,553
Hubbell, Inc., Class B	9,455	4,443,850
Huntington Ingalls Industries, Inc.	6,874	2,213,565
IDEX Corp.	13,321	2,284,019
Ingersoll Rand, Inc.	71,268	5,439,886
ITT, Inc.	13,684	2,532,498
Karman Holdings, Inc. *	4,724	397,950
L3Harris Technologies, Inc.	32,966	9,530,471
Lennox International, Inc.	5,610	2,833,050
Leonardo DRS, Inc.	13,438	491,293
Lincoln Electric Holdings, Inc.	9,556	2,240,404
Loar Holdings, Inc. *	7,570	599,014
Masco Corp.	37,186	2,408,165
MasTec, Inc. *	10,961	2,237,798
Middleby Corp. *	8,876	1,102,665
MSC Industrial Direct Co., Inc., Class A	7,774	660,090
Mueller Industries, Inc.	19,128	2,025,081
Nordson Corp.	9,498	2,203,061
nVent Electric PLC	28,770	3,289,850
Oshkosh Corp.	11,289	1,391,821
Otis Worldwide Corp.	69,769	6,471,772
Owens Corning	14,964	1,905,067
Pentair PLC	28,870	3,070,325
Quanta Services, Inc.	25,996	11,675,583
QXO, Inc. *	107,662	1,902,388
RBC Bearings, Inc. *	5,462	2,340,631
Regal Rexnord Corp.	11,688	1,646,722
Rocket Lab Corp. *	73,026	4,599,177
Rockwell Automation, Inc.	19,975	7,357,991
Sensata Technologies Holding PLC	25,549	813,225
Simpson Manufacturing Co., Inc.	7,423	1,310,160
SiteOne Landscape Supply, Inc. *	7,818	1,014,542
Snap-on, Inc.	9,049	3,036,392
Spirit AeroSystems Holdings, Inc., Class A *	20,573	754,823
StandardAero, Inc. *	25,009	722,510
Stanley Black & Decker, Inc.	27,251	1,845,438
Textron, Inc.	31,400	2,537,434
Timken Co.	10,992	862,982
Toro Co.	17,369	1,297,985
Trex Co., Inc. *	18,870	911,798
United Rentals, Inc.	11,329	9,869,598
Valmont Industries, Inc.	3,512	1,451,966
Vertiv Holdings Co., Class A	67,155	12,951,513
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Watsco, Inc.	6,133	2,257,005
WESCO International, Inc.	8,452	2,193,548
Westinghouse Air Brake Technologies Corp.	29,941	6,121,138
WillScot Holdings Corp.	31,323	681,275
Woodward, Inc.	10,448	2,738,525
WW Grainger, Inc.	7,818	7,653,822
Xylem, Inc.	42,962	6,480,818
		300,316,958

Commercial & Professional Services 3.0%
Amentum Holdings, Inc. *	28,214	632,276
Booz Allen Hamilton Holding Corp., Class A	21,422	1,867,141
Broadridge Financial Solutions, Inc.	20,587	4,537,375
CACI International, Inc., Class A *	3,832	2,154,542
Clarivate PLC *	60,541	205,839
Clean Harbors, Inc. *	8,927	1,879,223
Concentrix Corp.	7,840	316,030
Dayforce, Inc. *	27,188	1,868,903
Equifax, Inc.	21,867	4,616,124
ExlService Holdings, Inc. *	27,846	1,088,779
FTI Consulting, Inc. *	5,570	919,106
Genpact Ltd.	28,335	1,080,980
Jacobs Solutions, Inc.	21,001	3,272,166
KBR, Inc.	22,707	972,768
Leidos Holdings, Inc.	22,532	4,291,670
ManpowerGroup, Inc.	8,177	250,707
MSA Safety, Inc.	6,529	1,025,249
Parsons Corp. *	9,306	773,701
Paychex, Inc.	56,960	6,666,029
Paycom Software, Inc.	9,050	1,693,164
Paylocity Holding Corp. *	7,856	1,109,817
RB Global, Inc.	32,700	3,244,494
Robert Half, Inc.	17,498	458,273
Rollins, Inc.	49,584	2,856,534
Science Applications International Corp.	8,262	774,232
SS&C Technologies Holdings, Inc.	37,333	3,170,318
Tetra Tech, Inc.	46,427	1,484,735
TransUnion	34,434	2,795,352
Veralto Corp.	42,126	4,156,994
Verisk Analytics, Inc., Class A	24,714	5,406,435
		65,568,956

Consumer Discretionary Distribution & Retail 3.5%
AutoNation, Inc. *	4,857	970,769
Bath & Body Works, Inc.	37,714	923,239
Best Buy Co., Inc.	34,156	2,805,574
Burlington Stores, Inc. *	11,100	3,036,849
CarMax, Inc. *	26,431	1,107,723
Carvana Co., Class A *	23,299	7,142,075
Chewy, Inc., Class A *	37,737	1,272,492
Coupang, Inc., Class A *	219,179	7,007,153
Dick's Sporting Goods, Inc.	11,191	2,478,247
Dillard's, Inc., Class A	519	311,441
eBay, Inc.	81,302	6,610,666
Etsy, Inc. *	17,289	1,071,918
Five Below, Inc. *	9,510	1,495,638
Floor & Decor Holdings, Inc., Class A *	18,810	1,175,249
GameStop Corp., Class A *	72,358	1,612,860
Gap, Inc.	40,382	922,729
Genuine Parts Co.	24,476	3,116,040
Lithia Motors, Inc., Class A	4,520	1,419,642
LKQ Corp.	45,162	1,443,377
Macy's, Inc.	47,411	924,040
Murphy USA, Inc.	3,167	1,134,419
SECURITY	NUMBER OF SHARES	VALUE ($)
Ollie's Bargain Outlet Holdings, Inc. *	10,763	1,300,278
Penske Automotive Group, Inc.	3,231	517,186
Pool Corp.	6,334	1,691,558
RH *	2,665	459,686
Ross Stores, Inc.	56,868	9,037,462
Tractor Supply Co.	93,890	5,080,388
Ulta Beauty, Inc. *	7,980	4,148,642
Valvoline, Inc. *	22,343	737,542
Wayfair, Inc., Class A *	16,821	1,741,142
Williams-Sonoma, Inc.	20,932	4,067,925
		76,763,949

Consumer Durables & Apparel 2.6%
Amer Sports, Inc. *	26,168	817,227
Birkenstock Holding PLC *	9,675	386,129
Brunswick Corp.	11,560	764,232
Columbia Sportswear Co.	4,634	229,985
Crocs, Inc. *	9,540	779,323
Deckers Outdoor Corp. *	26,126	2,129,269
DR Horton, Inc.	47,003	7,007,207
Garmin Ltd.	28,769	6,154,840
Hasbro, Inc.	23,322	1,779,702
Lennar Corp., Class A	41,120	5,089,422
Lululemon Athletica, Inc. *	18,577	3,168,122
Mattel, Inc. *	56,803	1,044,039
Mohawk Industries, Inc. *	9,043	1,027,646
Newell Brands, Inc.	74,522	253,375
NVR, Inc. *	494	3,562,145
On Holding AG, Class A *	39,001	1,448,887
PulteGroup, Inc.	34,742	4,164,524
PVH Corp.	8,394	657,502
Ralph Lauren Corp., Class A	6,689	2,138,206
SharkNinja, Inc. *	14,660	1,253,430
Somnigroup International, Inc.	35,692	2,831,803
Tapestry, Inc.	36,545	4,013,372
Toll Brothers, Inc.	17,214	2,323,029
TopBuild Corp. *	5,023	2,122,117
Under Armour, Inc., Class A *	63,970	294,902
VF Corp.	61,644	865,482
Whirlpool Corp.	9,445	676,545
YETI Holdings, Inc. *	14,676	498,837
		57,481,299

Consumer Services 4.2%
ADT, Inc.	89,505	791,224
Aramark	46,048	1,744,298
Boyd Gaming Corp.	9,950	774,807
Bright Horizons Family Solutions, Inc. *	10,042	1,096,888
Caesars Entertainment, Inc. *	36,605	735,761
Carnival Corp. *	190,871	5,502,811
Cava Group, Inc. *	17,612	946,293
Choice Hotels International, Inc.	4,733	439,980
Churchill Downs, Inc.	11,174	1,108,461
Darden Restaurants, Inc.	20,596	3,710,369
Domino's Pizza, Inc.	5,602	2,232,173
DraftKings, Inc., Class A *	84,882	2,596,540
Duolingo, Inc. *	6,623	1,792,449
Dutch Bros, Inc., Class A *	20,706	1,150,011
Expedia Group, Inc.	21,377	4,702,940
Flutter Entertainment PLC *	30,927	7,193,311
Grand Canyon Education, Inc. *	4,923	927,001
H&R Block, Inc.	23,364	1,162,125
Hilton Worldwide Holdings, Inc.	40,738	10,468,037
Hyatt Hotels Corp., Class A	7,116	977,810
Las Vegas Sands Corp.	54,941	3,260,748
Light & Wonder, Inc. *	14,559	1,058,439
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MGM Resorts International *	36,011	1,153,432
Norwegian Cruise Line Holdings Ltd. *	77,984	1,748,401
Penn Entertainment, Inc. *	26,103	429,655
Planet Fitness, Inc., Class A *	14,823	1,344,298
Restaurant Brands International, Inc.	57,031	3,746,366
Royal Caribbean Cruises Ltd.	44,723	12,827,898
Service Corp. International	24,551	2,050,254
Texas Roadhouse, Inc., Class A	11,666	1,908,324
Travel & Leisure Co.	10,767	675,952
Vail Resorts, Inc.	6,365	944,121
Viking Holdings Ltd. *	30,726	1,869,677
Wendy's Co.	28,031	239,385
Wingstop, Inc.	4,922	1,066,253
Wyndham Hotels & Resorts, Inc.	13,252	973,094
Wynn Resorts Ltd.	14,509	1,726,426
Yum! Brands, Inc.	49,204	6,800,485
		93,876,497

Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., Class A	71,154	1,258,714
BJ's Wholesale Club Holdings, Inc. *	23,034	2,032,981
Casey's General Stores, Inc.	6,524	3,348,051
Dollar General Corp.	38,825	3,830,474
Dollar Tree, Inc. *	34,784	3,447,790
Kroger Co.	107,044	6,811,210
Maplebear, Inc. *	30,326	1,117,816
Performance Food Group Co. *	26,967	2,608,788
Sprouts Farmers Market, Inc. *	17,253	1,362,297
Sysco Corp.	85,657	6,362,602
U.S. Foods Holding Corp. *	40,543	2,944,233
		35,124,956

Energy 5.6%
Antero Midstream Corp.	59,035	1,018,354
Antero Resources Corp. *	51,297	1,585,590
APA Corp.	62,628	1,418,524
Baker Hughes Co., Class A	175,059	8,474,606
Cheniere Energy, Inc.	38,936	8,254,432
Chord Energy Corp.	10,122	918,268
Civitas Resources, Inc.	16,134	465,143
Coterra Energy, Inc.	133,157	3,150,495
Devon Energy Corp.	109,647	3,562,431
Diamondback Energy, Inc.	33,683	4,823,069
DT Midstream, Inc.	17,881	1,957,791
EQT Corp.	109,741	5,879,923
Expand Energy Corp.	38,835	4,012,044
Halliburton Co.	151,218	4,058,691
HF Sinclair Corp.	28,207	1,455,481
Kinder Morgan, Inc.	343,266	8,990,136
Marathon Petroleum Corp.	54,246	10,573,088
Matador Resources Co.	20,478	808,062
NOV, Inc.	65,673	958,826
Occidental Petroleum Corp.	124,558	5,131,790
ONEOK, Inc.	110,307	7,390,569
Ovintiv, Inc.	45,227	1,696,465
Permian Resources Corp., Class A	118,877	1,493,095
Phillips 66	71,958	9,796,362
Range Resources Corp.	41,672	1,481,440
Targa Resources Corp.	37,923	5,841,659
TechnipFMC PLC	71,770	2,967,689
Texas Pacific Land Corp.	3,396	3,203,718
Valero Energy Corp.	55,099	9,342,586
Viper Energy, Inc., Class A	29,773	1,118,274
Weatherford International PLC	12,527	923,115
		122,751,716

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 6.1%
Agree Realty Corp.	19,150	1,398,142
Alexandria Real Estate Equities, Inc.	30,228	1,759,874
American Homes 4 Rent, Class A	60,218	1,902,889
Americold Realty Trust, Inc.	50,112	645,944
AvalonBay Communities, Inc.	25,122	4,369,218
Brixmor Property Group, Inc.	53,764	1,406,466
BXP, Inc.	27,913	1,987,127
Camden Property Trust	18,945	1,884,649
Cousins Properties, Inc.	29,322	760,320
Crown Castle, Inc.	76,585	6,909,499
CubeSmart	39,939	1,504,502
Digital Realty Trust, Inc.	59,540	10,146,211
EastGroup Properties, Inc.	9,367	1,634,823
EPR Properties	13,135	643,878
Equity LifeStyle Properties, Inc.	33,860	2,067,153
Equity Residential	66,926	3,978,081
Essex Property Trust, Inc.	11,256	2,833,923
Extra Space Storage, Inc.	37,203	4,968,089
Federal Realty Investment Trust	15,021	1,444,870
First Industrial Realty Trust, Inc.	22,560	1,247,117
Gaming & Leisure Properties, Inc.	47,850	2,136,981
Healthcare Realty Trust, Inc., Class A	58,023	1,028,168
Healthpeak Properties, Inc.	122,162	2,192,808
Highwoods Properties, Inc.	18,873	540,334
Host Hotels & Resorts, Inc.	120,852	1,936,049
Invitation Homes, Inc.	108,017	3,040,679
Iron Mountain, Inc.	51,812	5,334,045
Kilroy Realty Corp.	20,681	873,772
Kimco Realty Corp.	118,132	2,440,607
Lamar Advertising Co., Class A	15,452	1,832,453
Lineage, Inc.	12,348	486,511
Medical Properties Trust, Inc.	87,604	452,913
Mid-America Apartment Communities, Inc.	20,558	2,636,152
Millrose Properties, Inc., Class A	21,164	681,692
National Storage Affiliates Trust	12,417	361,211
NNN REIT, Inc.	33,057	1,337,486
Omega Healthcare Investors, Inc.	50,609	2,127,096
Park Hotels & Resorts, Inc.	34,609	356,127
Rayonier, Inc.	27,259	601,606
Realty Income Corp.	159,650	9,256,507
Regency Centers Corp.	31,835	2,195,023
Rexford Industrial Realty, Inc.	41,909	1,731,680
SBA Communications Corp., Class A	18,936	3,625,865
Simon Property Group, Inc.	57,190	10,051,714
STAG Industrial, Inc.	32,886	1,258,547
Sun Communities, Inc.	22,324	2,826,218
UDR, Inc.	58,222	1,961,499
Ventas, Inc.	79,998	5,903,052
VICI Properties, Inc., Class A	186,488	5,592,775
Vornado Realty Trust	31,016	1,176,747
Weyerhaeuser Co.	127,941	2,942,643
WP Carey, Inc.	38,320	2,529,120
		134,940,855

Financial Services 8.7%
Affiliated Managers Group, Inc.	4,884	1,162,197
Affirm Holdings, Inc. *	47,320	3,401,362
AGNC Investment Corp.	183,416	1,834,160
Ally Financial, Inc.	48,640	1,895,501
Ameriprise Financial, Inc.	16,865	7,635,966
Annaly Capital Management, Inc.	113,230	2,397,079
ARES Management Corp., Class A	33,237	4,942,674
Bank of New York Mellon Corp.	124,558	13,443,545
Block, Inc. *	96,126	7,299,808
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Blue Owl Capital, Inc., Class A	107,572	1,696,410
Carlyle Group, Inc.	46,214	2,464,130
Cboe Global Markets, Inc.	18,511	4,547,042
Coinbase Global, Inc., Class A *	37,094	12,752,175
Corebridge Financial, Inc.	47,701	1,553,145
Corpay, Inc. *	11,988	3,121,076
Credit Acceptance Corp. *	798	356,977
Equitable Holdings, Inc.	53,148	2,625,511
Euronet Worldwide, Inc. *	7,465	566,295
Evercore, Inc., Class A	6,496	1,913,462
FactSet Research Systems, Inc.	6,694	1,785,959
Fidelity National Information Services, Inc.	92,969	5,812,422
Franklin Resources, Inc.	54,036	1,221,754
Freedom Holding Corp. *(a)	3,114	478,497
Global Payments, Inc.	43,046	3,347,257
Hamilton Lane, Inc., Class A	7,087	807,635
Houlihan Lokey, Inc., Class A	9,537	1,707,886
Invesco Ltd.	64,266	1,523,104
Jack Henry & Associates, Inc.	12,796	1,905,836
Janus Henderson Group PLC	21,950	956,142
Jefferies Financial Group, Inc.	27,085	1,430,901
Lazard, Inc.	16,153	788,266
LPL Financial Holdings, Inc.	14,076	5,311,016
MarketAxess Holdings, Inc.	6,429	1,029,026
MGIC Investment Corp.	41,139	1,128,031
Morningstar, Inc.	4,067	863,424
MSCI, Inc., Class A	13,275	7,813,001
Nasdaq, Inc.	72,808	6,224,356
Northern Trust Corp.	33,588	4,321,768
OneMain Holdings, Inc.	20,963	1,240,800
Raymond James Financial, Inc.	32,291	5,123,613
Rithm Capital Corp.	93,442	1,025,059
Robinhood Markets, Inc., Class A *	130,640	19,175,339
Rocket Cos., Inc., Class A	166,015	2,765,810
SEI Investments Co.	18,364	1,480,322
Shift4 Payments, Inc., Class A *	11,454	791,471
SLM Corp.	36,989	993,155
SoFi Technologies, Inc. *	199,989	5,935,674
Starwood Property Trust, Inc.	61,183	1,112,307
State Street Corp.	49,982	5,780,918
Stifel Financial Corp.	17,608	2,085,315
Synchrony Financial	65,682	4,885,427
T. Rowe Price Group, Inc.	38,660	3,963,810
Toast, Inc., Class A *	79,761	2,882,563
TPG, Inc.	23,278	1,281,221
Tradeweb Markets, Inc., Class A	20,552	2,165,975
UWM Holdings Corp.	27,694	155,917
Virtu Financial, Inc., Class A	14,130	492,289
Voya Financial, Inc.	16,906	1,258,821
Western Union Co.	57,192	533,601
WEX, Inc. *	6,018	877,906
XP, Inc., Class A	71,830	1,308,743
		191,380,852

Food, Beverage & Tobacco 2.3%
Archer-Daniels-Midland Co.	84,417	5,109,761
Boston Beer Co., Inc., Class A *	1,397	289,165
Brown-Forman Corp., Class B	33,660	916,562
Bunge Global SA	23,739	2,245,709
Campbell's Co.	34,251	1,031,983
Celsius Holdings, Inc. *	28,988	1,745,947
Coca-Cola Consolidated, Inc.	9,137	1,191,282
Conagra Brands, Inc.	84,013	1,444,183
Constellation Brands, Inc., Class A	25,484	3,348,088
Darling Ingredients, Inc. *	27,468	880,349
Flowers Foods, Inc.	33,042	394,191
SECURITY	NUMBER OF SHARES	VALUE ($)
Freshpet, Inc. *	8,333	410,067
General Mills, Inc.	96,745	4,509,284
Hershey Co.	25,738	4,365,937
Hormel Foods Corp.	50,859	1,098,046
Ingredion, Inc.	11,297	1,303,787
J.M. Smucker Co.	18,270	1,891,859
Kellanova	49,100	4,078,246
Kraft Heinz Co.	150,520	3,722,360
Lamb Weston Holdings, Inc.	23,812	1,469,915
McCormick & Co., Inc. - Non Voting Shares	44,710	2,868,594
Molson Coors Beverage Co., Class B	29,684	1,297,784
Pilgrim's Pride Corp.	7,354	280,187
Post Holdings, Inc. *	8,781	912,609
Primo Brands Corp.	45,417	997,812
Seaboard Corp.	45	151,649
Smithfield Foods, Inc.	7,784	172,493
Tyson Foods, Inc., Class A	49,309	2,534,976
		50,662,825

Health Care Equipment & Services 5.0%
Acadia Healthcare Co., Inc. *	15,916	342,194
Align Technology, Inc. *	12,099	1,668,210
Baxter International, Inc.	90,279	1,667,453
Cardinal Health, Inc.	42,125	8,036,186
Cencora, Inc.	32,321	10,918,357
Centene Corp. *	86,493	3,059,257
Certara, Inc. *	21,601	251,220
Chemed Corp.	2,534	1,092,914
Cooper Cos., Inc. *	35,221	2,462,300
DaVita, Inc. *	6,630	789,103
Dentsply Sirona, Inc.	34,812	438,979
Dexcom, Inc. *	69,069	4,021,197
Doximity, Inc., Class A *	23,572	1,555,752
Encompass Health Corp.	17,555	1,998,637
Envista Holdings Corp. *	29,836	607,163
GE HealthCare Technologies, Inc.	80,811	6,056,784
Globus Medical, Inc., Class A *	19,766	1,193,669
Henry Schein, Inc. *	19,027	1,202,506
Hologic, Inc. *	39,408	2,912,645
Humana, Inc.	21,313	5,929,063
IDEXX Laboratories, Inc. *	14,245	8,967,370
Inspire Medical Systems, Inc. *	5,049	363,932
Insulet Corp. *	12,377	3,874,125
Labcorp Holdings, Inc.	14,767	3,750,227
Masimo Corp. *	7,946	1,117,605
Molina Healthcare, Inc. *	9,492	1,452,846
Penumbra, Inc. *	6,621	1,505,417
Quest Diagnostics, Inc.	19,657	3,458,649
ResMed, Inc.	25,773	6,362,838
Solventum Corp. *	26,043	1,798,009
STERIS PLC	17,351	4,089,631
Teleflex, Inc.	7,825	973,978
Tenet Healthcare Corp. *	15,377	3,175,197
Universal Health Services, Inc., Class B	9,577	2,078,305
Veeva Systems, Inc., Class A *	26,056	7,587,507
Zimmer Biomet Holdings, Inc.	34,933	3,512,862
		110,272,087

Household & Personal Products 0.8%
BellRing Brands, Inc. *	22,267	670,905
Church & Dwight Co., Inc.	43,421	3,807,587
Clorox Co.	21,719	2,442,519
Coty, Inc., Class A *	61,774	245,243
elf Beauty, Inc. *	9,629	1,176,086
Estee Lauder Cos., Inc., Class A	41,307	3,993,974
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kenvue, Inc.	335,651	4,823,305
Reynolds Consumer Products, Inc.	9,794	239,365
		17,398,984

Insurance 3.9%
Allstate Corp.	46,580	8,921,002
American Financial Group, Inc.	11,669	1,536,574
Arch Capital Group Ltd.	64,432	5,561,126
Assurant, Inc.	8,937	1,892,142
Assured Guaranty Ltd.	8,062	649,636
Axis Capital Holdings Ltd.	13,335	1,248,956
Brighthouse Financial, Inc. *	9,999	570,643
Brown & Brown, Inc.	49,296	3,930,863
Cincinnati Financial Corp.	27,220	4,207,940
CNA Financial Corp.	3,819	170,136
Everest Group Ltd.	7,424	2,334,996
Fidelity National Financial, Inc.	45,957	2,538,665
First American Financial Corp.	17,189	1,074,484
Globe Life, Inc.	14,612	1,921,624
Hanover Insurance Group, Inc.	6,320	1,079,962
Hartford Insurance Group, Inc.	49,597	6,158,955
Kemper Corp.	10,684	480,673
Kinsale Capital Group, Inc.	3,916	1,564,325
Lincoln National Corp.	29,971	1,258,782
Loews Corp.	30,164	3,003,128
Markel Group, Inc. *	2,199	4,341,991
Old Republic International Corp.	40,310	1,590,633
Primerica, Inc.	5,820	1,512,443
Principal Financial Group, Inc.	39,193	3,293,780
Prudential Financial, Inc.	62,612	6,511,648
Reinsurance Group of America, Inc.	11,623	2,120,733
RenaissanceRe Holdings Ltd.	8,145	2,069,563
RLI Corp.	14,518	855,981
Ryan Specialty Holdings, Inc., Class A	18,609	1,019,773
Unum Group	29,791	2,187,255
W.R. Berkley Corp.	51,220	3,654,035
White Mountains Insurance Group Ltd.	441	839,911
Willis Towers Watson PLC	17,273	5,408,176
		85,510,534

Materials 4.8%
Albemarle Corp.	20,751	2,038,371
Alcoa Corp.	45,589	1,677,219
Amcor PLC	406,725	3,213,127
Anglogold Ashanti PLC	88,934	6,047,512
AptarGroup, Inc.	11,551	1,340,032
Ashland, Inc.	7,979	390,173
Avery Dennison Corp.	13,709	2,397,567
Axalta Coating Systems Ltd. *	38,520	1,096,664
Ball Corp.	48,898	2,298,206
Celanese Corp., Class A	19,570	752,271
CF Industries Holdings, Inc.	28,411	2,366,352
Cleveland-Cliffs, Inc. *	91,500	1,137,345
Corteva, Inc.	120,759	7,419,433
Crown Holdings, Inc.	20,406	1,983,055
Dow, Inc.	124,964	2,980,391
DuPont de Nemours, Inc.	73,910	6,034,751
Eagle Materials, Inc.	5,665	1,202,793
Eastman Chemical Co.	20,169	1,200,459
Element Solutions, Inc.	39,850	1,064,792
FMC Corp.	21,842	331,343
Graphic Packaging Holding Co.	51,905	829,961
Huntsman Corp.	29,408	243,498
International Flavors & Fragrances, Inc.	45,254	2,849,644
International Paper Co.	92,600	3,578,064
James Hardie Industries PLC, ADR *	25,926	542,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	11,150	971,277
LyondellBasell Industries NV, Class A	45,171	2,096,838
Martin Marietta Materials, Inc.	10,587	6,490,890
Mosaic Co.	55,670	1,528,142
MP Materials Corp. *	23,061	1,454,918
NewMarket Corp.	1,041	799,384
Nucor Corp.	40,561	6,086,178
Olin Corp.	20,448	423,274
Packaging Corp. of America	15,585	3,050,920
PPG Industries, Inc.	40,163	3,925,933
Reliance, Inc.	9,332	2,635,637
Royal Gold, Inc.	14,442	2,524,317
RPM International, Inc.	22,403	2,448,200
Scotts Miracle-Gro Co.	7,648	409,321
Sealed Air Corp.	25,612	858,258
Silgan Holdings, Inc.	15,589	602,047
Smurfit WestRock PLC	91,961	3,395,200
Sonoco Products Co.	17,342	703,565
Steel Dynamics, Inc.	24,770	3,883,936
Vulcan Materials Co.	23,338	6,756,351
Westlake Corp.	5,864	403,502
		106,463,742

Media & Entertainment 3.9%
Charter Communications, Inc., Class A *	15,576	3,642,292
DoubleVerify Holdings, Inc. *	24,095	274,201
Electronic Arts, Inc.	44,389	8,880,463
Fox Corp., Class A	60,906	3,937,573
IAC, Inc. *	11,738	378,198
Interpublic Group of Cos., Inc.	65,212	1,673,340
Liberty Broadband Corp., Class C *	22,748	1,224,297
Liberty Media Corp.-Liberty Formula One, Class C *	40,742	4,068,089
Liberty Media Corp.-Liberty Live, Class C *	11,461	1,036,189
Live Nation Entertainment, Inc. *	27,964	4,181,457
Madison Square Garden Sports Corp. *	2,853	611,655
Match Group, Inc.	43,176	1,396,312
New York Times Co., Class A	28,244	1,609,626
News Corp., Class A	92,300	2,445,950
Nexstar Media Group, Inc., Class A	4,994	977,476
NIQ Global Intelligence PLC *	8,271	102,560
Omnicom Group, Inc.	34,161	2,562,758
Pinterest, Inc., Class A *	104,203	3,449,119
Reddit, Inc., Class A *	20,599	4,304,161
ROBLOX Corp., Class A *	107,841	12,263,678
Roku, Inc. *	22,714	2,410,637
Sirius XM Holdings, Inc.	33,435	725,205
Take-Two Interactive Software, Inc. *	32,156	8,243,834
TKO Group Holdings, Inc.	12,114	2,282,278
Trade Desk, Inc., Class A *	78,861	3,965,131
Trump Media & Technology Group Corp. *	28,444	435,904
Warner Bros Discovery, Inc. *	411,127	9,229,801
ZoomInfo Technologies, Inc., Class A *	52,537	589,465
		86,901,649

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Agilent Technologies, Inc.	50,298	7,361,615
Alnylam Pharmaceuticals, Inc. *	22,032	10,047,473
Apellis Pharmaceuticals, Inc. *	18,913	406,062
Avantor, Inc. *	116,580	1,377,976
Biogen, Inc. *	25,754	3,973,070
BioMarin Pharmaceutical, Inc. *	33,533	1,796,363
Bio-Rad Laboratories, Inc., Class A *	3,314	1,058,989
Bio-Techne Corp.	27,670	1,731,312
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bruker Corp.	18,300	712,602
Caris Life Sciences, Inc. *	3,903	117,402
Charles River Laboratories International, Inc. *	8,626	1,553,284
Corcept Therapeutics, Inc. *	16,520	1,213,724
Elanco Animal Health, Inc. *	86,787	1,922,332
Exact Sciences Corp. *	32,908	2,128,819
Exelixis, Inc. *	46,460	1,796,608
Halozyme Therapeutics, Inc. *	21,643	1,410,907
Illumina, Inc. *	27,952	3,453,190
Incyte Corp. *	27,882	2,606,409
Insmed, Inc. *	32,898	6,237,461
Ionis Pharmaceuticals, Inc. *	27,387	2,034,854
IQVIA Holdings, Inc. *	29,822	6,455,270
Jazz Pharmaceuticals PLC *	10,243	1,409,847
Medpace Holdings, Inc. *	3,934	2,301,036
Mettler-Toledo International, Inc. *	3,674	5,203,449
Moderna, Inc. *	62,565	1,699,265
Natera, Inc. *	22,941	4,563,653
Neurocrine Biosciences, Inc. *	17,067	2,444,165
Organon & Co.	45,494	307,084
Perrigo Co. PLC	24,079	499,398
Qiagen NV	37,702	1,766,339
Repligen Corp. *	9,275	1,382,531
Revolution Medicines, Inc. *	30,653	1,803,623
Revvity, Inc.	20,780	1,944,800
Roivant Sciences Ltd. *	68,826	1,375,832
Royalty Pharma PLC, Class A	66,822	2,508,498
Sarepta Therapeutics, Inc. *	16,154	387,858
Sotera Health Co. *	30,658	508,923
Summit Therapeutics, Inc. *(a)	20,491	387,485
Tempus AI, Inc. *	14,487	1,301,657
Ultragenyx Pharmaceutical, Inc. *	15,730	544,258
United Therapeutics Corp. *	7,837	3,490,835
Viatris, Inc.	206,872	2,143,194
Viking Therapeutics, Inc. *	19,317	735,591
Waters Corp. *	10,506	3,672,898
West Pharmaceutical Services, Inc.	12,630	3,562,544
		105,340,485

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	52,486	8,000,441
CoStar Group, Inc. *	73,740	5,074,050
Howard Hughes Holdings, Inc. *	5,504	436,357
Jones Lang LaSalle, Inc. *	8,313	2,536,213
Zillow Group, Inc., Class C *	37,242	2,792,405
		18,839,466

Semiconductors & Semiconductor Equipment 2.2%
Allegro MicroSystems, Inc. *	21,798	652,196
Amkor Technology, Inc.	20,275	654,477
Astera Labs, Inc. *	22,236	4,151,017
Cirrus Logic, Inc. *	9,005	1,194,513
Enphase Energy, Inc. *	22,381	682,844
Entegris, Inc.	26,416	2,418,913
First Solar, Inc. *	17,936	4,787,836
GLOBALFOUNDRIES, Inc. *	18,214	648,418
Lattice Semiconductor Corp. *	23,984	1,749,873
MACOM Technology Solutions Holdings, Inc. *	11,177	1,655,649
Microchip Technology, Inc.	93,191	5,816,982
MKS, Inc.	11,871	1,705,982
Monolithic Power Systems, Inc.	8,170	8,210,850
ON Semiconductor Corp. *	74,328	3,722,346
Onto Innovation, Inc. *	8,596	1,160,116
Qorvo, Inc. *	14,972	1,421,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Skyworks Solutions, Inc.	26,408	2,052,430
Teradyne, Inc.	28,420	5,165,619
Universal Display Corp.	7,752	1,141,715
		48,992,918

Software & Services 5.7%
Akamai Technologies, Inc. *	25,299	1,899,955
Amdocs Ltd.	19,482	1,641,553
Appfolio, Inc., Class A *	3,892	990,242
Aurora Innovation, Inc. *	185,214	970,521
Bentley Systems, Inc., Class B	27,805	1,413,328
Bill Holdings, Inc. *	16,414	815,119
CCC Intelligent Solutions Holdings, Inc. *	96,159	838,506
Circle Internet Group, Inc. *(a)	8,337	1,058,632
Cloudflare, Inc., Class A *	54,472	13,797,758
Cognizant Technology Solutions Corp., Class A	87,179	6,353,605
Confluent, Inc., Class A *	49,029	1,145,808
Datadog, Inc., Class A *	54,455	8,865,819
Docusign, Inc., Class A *	35,397	2,588,937
Dolby Laboratories, Inc., Class A	10,660	706,971
Dropbox, Inc., Class A *	32,878	953,462
DXC Technology Co. *	31,649	449,416
Dynatrace, Inc. *	51,748	2,616,896
Elastic NV *	16,053	1,432,249
EPAM Systems, Inc. *	9,675	1,582,249
Fair Isaac Corp. *	4,137	6,865,476
Gartner, Inc. *	13,224	3,284,048
Gen Digital, Inc.	96,823	2,552,254
Gitlab, Inc., Class A *	23,487	1,144,991
Globant SA *	7,698	474,043
GoDaddy, Inc., Class A *	24,259	3,229,601
Guidewire Software, Inc. *	14,770	3,450,863
HubSpot, Inc. *	8,986	4,420,393
Informatica, Inc., Class A *	18,785	467,183
Kyndryl Holdings, Inc. *	40,682	1,176,523
Manhattan Associates, Inc. *	10,565	1,923,570
MongoDB, Inc., Class A *	13,933	5,013,372
nCino, Inc. *	18,606	496,408
Nutanix, Inc., Class A *	45,030	3,207,937
Okta, Inc. *	29,116	2,664,987
Pegasystems, Inc.	15,267	971,745
Procore Technologies, Inc. *	20,234	1,493,674
PTC, Inc. *	21,071	4,183,436
RingCentral, Inc., Class A *	14,071	423,819
Rubrik, Inc., Class A *	20,531	1,545,368
SailPoint, Inc. *	10,748	233,017
Samsara, Inc., Class A *	47,405	1,904,259
SentinelOne, Inc., Class A *	51,629	921,578
Teradata Corp. *	16,659	347,340
Twilio, Inc., Class A *	24,979	3,369,168
Tyler Technologies, Inc. *	7,587	3,613,385
UiPath, Inc., Class A *	71,227	1,129,660
Unity Software, Inc. *	55,816	2,115,426
VeriSign, Inc.	14,861	3,563,668
Zoom Communications, Inc. *	46,323	4,040,755
Zscaler, Inc. *	17,243	5,709,847
		126,058,820

Technology Hardware & Equipment 4.6%
Arrow Electronics, Inc. *	9,113	1,016,555
Avnet, Inc.	14,631	708,872
CDW Corp.	23,205	3,698,181
Ciena Corp. *	24,923	4,733,376
Cognex Corp.	29,705	1,229,490
Coherent Corp. *	27,077	3,573,081
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	137,817	12,276,738
Crane NXT Co.	8,634	546,101
F5, Inc. *	10,160	2,570,988
Flex Ltd. *	65,988	4,125,570
Hewlett Packard Enterprise Co.	231,575	5,655,062
HP, Inc.	166,631	4,610,680
Ingram Micro Holding Corp.	3,481	79,924
IPG Photonics Corp. *	4,415	375,805
Jabil, Inc.	18,596	4,107,670
Keysight Technologies, Inc. *	30,390	5,560,154
Littelfuse, Inc.	4,334	1,054,506
Lumentum Holdings, Inc. *	12,127	2,444,318
NetApp, Inc.	35,309	4,158,694
Pure Storage, Inc., Class A *	54,854	5,414,090
Ralliant Corp.	19,899	873,964
Sandisk Corp. *	23,798	4,743,655
Super Micro Computer, Inc. *	90,722	4,713,915
TD SYNNEX Corp.	13,626	2,132,333
Teledyne Technologies, Inc. *	8,214	4,327,299
Trimble, Inc. *	42,035	3,352,291
Ubiquiti, Inc.	736	579,364
Vontier Corp.	25,833	994,571
Western Digital Corp.	61,097	9,177,380
Zebra Technologies Corp., Class A *	8,958	2,411,942
		101,246,569

Telecommunication Services 0.3%
AST SpaceMobile, Inc. *	33,917	2,721,839
Frontier Communications Parent, Inc. *	43,107	1,627,720
GCI Liberty, Inc. *(b)	6,049	0
GCI Liberty, Inc., Class C *	4,414	161,663
Iridium Communications, Inc.	16,428	314,596
Liberty Global Ltd., Class C *	53,816	600,049
Millicom International Cellular SA	18,053	850,477
		6,276,344

Transportation 1.9%
Alaska Air Group, Inc. *	20,386	850,708
American Airlines Group, Inc. *	115,292	1,513,784
Avis Budget Group, Inc. *	2,961	402,903
CH Robinson Worldwide, Inc.	20,762	3,197,140
Delta Air Lines, Inc.	115,124	6,605,815
Expeditors International of Washington, Inc.	24,216	2,951,930
GXO Logistics, Inc. *	19,873	1,117,061
JB Hunt Transport Services, Inc.	13,732	2,318,786
Kirby Corp. *	9,808	1,014,932
Knight-Swift Transportation Holdings, Inc.	27,737	1,251,493
Landstar System, Inc.	6,107	784,322
Lyft, Inc., Class A *	70,389	1,440,159
Old Dominion Freight Line, Inc.	32,925	4,623,328
Ryder System, Inc.	6,994	1,183,595
Saia, Inc. *	4,711	1,377,968
Schneider National, Inc., Class B	9,342	199,639
Southwest Airlines Co.	83,266	2,522,960
U-Haul Holding Co., Non Voting Shares	19,391	940,270
United Airlines Holdings, Inc. *	57,475	5,404,949
XPO, Inc. *	20,260	2,914,806
		42,616,548

Utilities 6.2%
AES Corp.	125,592	1,741,961
Alliant Energy Corp.	45,267	3,024,741
Ameren Corp.	47,667	4,862,987
SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	34,404	4,418,506
Atmos Energy Corp.	27,954	4,800,261
Brookfield Renewable Corp.	23,746	1,027,252
CenterPoint Energy, Inc.	115,120	4,402,189
Clearway Energy, Inc., Class C	20,215	645,465
CMS Energy Corp.	52,435	3,856,594
Consolidated Edison, Inc.	63,639	6,199,075
DTE Energy Co.	36,597	4,960,357
Edison International	67,203	3,721,702
Entergy Corp.	78,818	7,573,622
Essential Utilities, Inc.	49,424	1,929,019
Evergy, Inc.	40,565	3,115,798
Eversource Energy	64,901	4,790,343
Exelon Corp.	178,425	8,228,961
FirstEnergy Corp.	96,949	4,443,173
IDACORP, Inc.	9,490	1,224,400
MDU Resources Group, Inc.	35,940	689,329
National Fuel Gas Co.	15,829	1,249,066
NiSource, Inc.	82,978	3,494,204
NRG Energy, Inc.	33,595	5,773,637
OGE Energy Corp.	35,441	1,564,366
PG&E Corp.	387,077	6,177,749
Pinnacle West Capital Corp.	20,997	1,858,654
PPL Corp.	130,738	4,774,552
Public Service Enterprise Group, Inc.	88,146	7,101,042
Talen Energy Corp. *	8,002	3,199,039
UGI Corp.	37,808	1,263,921
Vistra Corp.	59,718	11,244,899
WEC Energy Group, Inc.	56,387	6,300,119
Xcel Energy, Inc.	104,470	8,479,830
		138,136,813
Total Common Stocks (Cost $1,708,773,346)		2,196,691,849

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	40,000	3,830,400
Total Investment Companies (Cost $3,279,802)		3,830,400

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)	6,957,517	6,957,517
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	2,190,653	2,190,653
		9,148,170
Total Short-Term Investments (Cost $9,148,170)		9,148,170
Total Investments in Securities (Cost $1,721,201,318)		2,209,670,419

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	26	8,470,020	(57,389)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,145,568.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,190,415,505	$—	$—	$2,190,415,505
Telecommunication Services	6,276,344	—	0 *	6,276,344
Investment Companies[1]	3,830,400	—	—	3,830,400
Short-Term Investments[1]	9,148,170	—	—	9,148,170
Liabilities
Futures Contracts[2]	(57,389)	—	—	(57,389)
Total	$2,209,613,030	$—	$0	$2,209,613,030

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,721,201,318) including securities on loan of $2,145,568		$2,209,670,419
Deposit with broker for futures contracts		573,239
Receivables:
Fund shares sold		1,348,721
Dividends		853,261
Variation margin on future contracts		48,196
Income from securities on loan	+	9,733
Total assets		2,212,503,569

Liabilities
Collateral held for securities on loan		2,190,653
Payables:
Fund shares redeemed		1,052,678
Investment adviser fees	+	79,913
Total liabilities		3,323,244
Net assets		$2,209,180,325

Net Assets by Source
Capital received from investors		$1,741,268,950
Total distributable earnings	+	467,911,375
Net assets		$2,209,180,325

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,209,180,325		151,891,079		$14.54

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $26,992)		$30,091,423
Other Interest		20,586
Securities on loan, net	+	75,424
Total investment income		30,187,433

Expenses
Investment adviser fees		773,313
Total expenses	–	773,313
Net investment income		29,414,120

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,205,307)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		50,439,502
Net realized losses on futures contracts	+	(515,942)
Net realized gains		48,718,253
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		136,409,478
Net change in unrealized appreciation (depreciation) on futures contracts	+	6,867
Net change in unrealized appreciation (depreciation)		136,416,345
Net realized and unrealized gains		185,134,598
Increase in net assets resulting from operations		$214,548,718
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$29,414,120	$22,005,304
Net realized gains		48,718,253	46,616,523
Net change in unrealized appreciation (depreciation)	+	136,416,345	321,578,034
Increase in net assets resulting from operations		$214,548,718	$390,199,861

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($42,219,991 )	($18,556,015 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		59,639,511	$803,970,178	38,365,300	$472,023,059
Shares reinvested		2,520,303	34,971,734	1,371,755	15,325,220
Shares redeemed	+	(31,324,210)	(432,074,513)	(23,863,800)	(291,842,392)
Net transactions in fund shares		30,835,604	$406,867,399	15,873,255	$195,505,887

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,055,475	$1,629,984,199	105,182,220	$1,062,834,466
Total increase	+	30,835,604	579,196,126	15,873,255	567,149,733
End of period		151,891,079	$2,209,180,325	121,055,475	$1,629,984,199

[1]
For the period ended October 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$24.10	$20.39	$18.17	$24.45	$18.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.74	0.67	0.63	0.65	0.64
Net realized and unrealized gains (losses)	4.67	3.79	2.13	(6.14)	5.66
Total from investment operations	5.41	4.46	2.76	(5.49)	6.30
Less distributions:
Distributions from net investment income	(0.74)	(0.75)	(0.54)	(0.79)	(0.41)
Net asset value at end of period	$28.77	$24.10	$20.39	$18.17	$24.45
Total return	23.33%	22.21%	15.30%	(23.12%)	34.24%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Net investment income (loss)	2.87%	2.84%	2.99%	3.12%	2.76%
Portfolio turnover rate	10%	7%	13%	5%	3%
Net assets, end of period (x 1,000,000)	$12,402	$9,873	$7,952	$7,127	$8,781

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 6.6%
ANZ Group Holdings Ltd.	1,847,915	44,260,707
APA Group	843,830	5,067,986
Aristocrat Leisure Ltd.	347,112	14,361,803
ASX Ltd.	120,952	4,462,753
BHP Group Ltd.	3,154,940	89,941,648
BlueScope Steel Ltd.	282,055	4,219,865
Brambles Ltd.	852,531	13,853,259
CAR Group Ltd.	231,564	5,406,886
Cochlear Ltd.	40,215	7,549,955
Coles Group Ltd.	828,988	11,956,123
Commonwealth Bank of Australia	1,036,553	116,306,422
Computershare Ltd.	323,033	7,717,116
CSL Ltd.	301,280	35,110,057
Evolution Mining Ltd.	1,242,762	8,794,485
Fortescue Ltd.	1,050,641	14,611,504
Goodman Group	1,265,154	27,287,062
Insurance Australia Group Ltd.	1,493,063	7,675,595
James Hardie Industries PLC, CDI *	368,264	7,755,910
Lottery Corp. Ltd.	1,408,948	5,068,009
Macquarie Group Ltd.	226,088	32,247,963
Medibank Pvt Ltd.	1,717,511	5,481,418
National Australia Bank Ltd.	1,909,321	54,434,845
Northern Star Resources Ltd.	846,595	13,651,203
Origin Energy Ltd.	1,079,511	8,651,006
Pro Medicus Ltd.	36,624	6,288,520
Qantas Airways Ltd.	454,167	3,025,724
QBE Insurance Group Ltd.	928,615	12,048,384
REA Group Ltd.	32,542	4,534,303
Rio Tinto Ltd.	234,560	20,365,966
Santos Ltd.	2,050,212	8,467,652
Scentre Group	3,188,055	8,492,449
SGH Ltd.	123,121	3,901,139
Sigma Healthcare Ltd.	2,878,529	5,852,233
Sonic Healthcare Ltd.	287,825	3,983,670
South32 Ltd.	2,796,025	5,782,421
Stockland	1,490,484	6,162,226
Suncorp Group Ltd.	678,834	8,714,126
Telstra Group Ltd.	2,467,369	7,882,838
Transurban Group	1,929,944	18,260,534
Vicinity Ltd.	2,503,599	4,136,115
Washington H Soul Pattinson & Co. Ltd.	212,372	5,218,250
Wesfarmers Ltd.	700,848	38,466,712
Westpac Banking Corp.	2,125,074	53,773,859
WiseTech Global Ltd.	123,548	5,572,259
Woodside Energy Group Ltd.	1,185,771	19,215,949
Woolworths Group Ltd.	763,955	14,193,516
Xero Ltd. *	100,700	9,526,743
		819,739,168

Austria 0.2%
Erste Group Bank AG	191,556	19,843,068
OMV AG	89,482	4,898,793
Verbund AG	42,736	3,298,373
		28,040,234

Belgium 1.1%
Ageas SA	92,071	6,093,220
Anheuser-Busch InBev SA	612,791	37,366,279
Argenx SE *	38,039	31,133,669
SECURITY	NUMBER OF SHARES	VALUE ($)
D'ieteren Group	13,774	2,516,135
Elia Group SA	27,021	3,256,795
Groupe Bruxelles Lambert NV	49,971	4,391,978
KBC Group NV	143,475	17,261,392
Lotus Bakeries NV	262	2,285,859
Sofina SA	10,143	2,787,851
Syensqo SA	45,776	3,778,639
UCB SA	78,608	20,213,415
		131,085,232

Denmark 1.8%
AP Moller - Maersk AS, Class A	1,876	3,866,727
AP Moller - Maersk AS, Class B	2,490	5,119,259
Carlsberg AS, Class B	58,301	6,855,005
Coloplast AS, Class B	79,713	7,209,594
Danske Bank AS	411,624	18,396,793
Demant AS *	57,325	1,907,210
DSV AS	126,580	27,013,219
Genmab AS *	37,720	10,758,793
Novo Nordisk AS, Class B	2,001,656	98,544,869
Novonesis Novozymes B, Class B	220,405	13,171,315
Orsted AS *	326,608	5,849,303
Pandora AS	48,599	6,502,968
Rockwool AS, B Shares	59,554	2,040,658
Tryg AS	214,498	5,287,157
Vestas Wind Systems AS	628,890	12,862,123
		225,384,993

Finland 1.1%
Elisa OYJ	86,504	3,811,730
Fortum OYJ	278,566	6,211,999
Kesko OYJ, B Shares	167,284	3,528,791
Kone OYJ, B Shares	213,680	14,276,609
Metso OYJ	422,418	6,927,230
Neste OYJ	263,064	5,450,862
Nokia OYJ	3,203,619	21,852,835
Nordea Bank Abp	1,955,812	33,457,691
Orion OYJ, B Shares	67,387	4,705,833
Sampo OYJ, A Shares	1,508,992	16,819,719
Stora Enso OYJ, R Shares	364,844	4,248,299
UPM-Kymmene OYJ	319,668	8,577,427
Wartsila OYJ Abp	312,666	10,229,524
		140,098,549

France 10.8%
Accor SA	123,716	6,293,787
Aeroports de Paris SA	21,207	2,909,197
Air Liquide SA	359,834	69,641,865
Airbus SE	369,378	91,077,913
Alstom SA *	214,473	5,363,450
Amundi SA	37,179	2,756,167
ArcelorMittal SA	290,828	11,102,664
Arkema SA	36,271	2,153,143
AXA SA	1,105,727	47,975,731
BioMerieux	26,386	3,397,214
BNP Paribas SA	631,426	48,908,966
Bollore SE	427,444	2,380,171
Bouygues SA	120,033	5,418,062
Bureau Veritas SA	215,909	7,095,295
Capgemini SE	101,058	15,547,307
Carrefour SA	361,655	5,446,866
Cie de Saint-Gobain SA	278,684	27,049,627
Cie Generale des Etablissements Michelin SCA	421,177	13,454,673
Covivio SA	33,021	2,118,556
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Agricole SA	665,525	12,013,637
Danone SA	401,614	35,469,191
Dassault Aviation SA	12,123	3,906,578
Dassault Systemes SE	417,283	11,874,929
Edenred SE	149,659	4,301,822
Eiffage SA	42,245	5,198,237
Engie SA	1,131,867	26,500,348
EssilorLuxottica SA	187,545	68,682,474
Eurofins Scientific SE	74,322	5,241,892
Euronext NV	49,858	7,125,294
FDJ UNITED	73,764	2,149,269
Gecina SA	29,224	2,715,824
Getlink SE	194,529	3,550,780
Hermes International SCA	19,668	48,667,658
Ipsen SA	23,102	3,246,552
Kering SA	46,382	16,471,031
Klepierre SA	135,054	5,161,297
Legrand SA	162,903	28,131,346
L'Oreal SA	149,795	62,511,147
LVMH Moet Hennessy Louis Vuitton SE	155,340	109,797,821
Orange SA	1,165,165	18,638,404
Pernod Ricard SA	124,553	12,198,784
Publicis Groupe SA	141,611	14,193,545
Renault SA	119,667	4,650,162
Rexel SA	136,536	4,734,383
Safran SA	223,771	79,509,935
Sanofi SA	687,019	69,500,752
Sartorius Stedim Biotech	18,737	4,481,318
Schneider Electric SE	340,861	97,121,450
Societe Generale SA	448,841	28,465,769
Sodexo SA	57,401	3,178,318
STMicroelectronics NV	421,130	10,341,219
Teleperformance SE	34,273	2,447,385
Thales SA	57,799	16,481,546
TotalEnergies SE	1,275,222	79,618,512
Unibail-Rodamco-Westfield *	75,073	7,762,789
Veolia Environnement SA	389,355	12,867,054
Vinci SA	307,641	41,136,600
		1,340,135,706

Germany 9.2%
adidas AG	106,292	20,097,944
Allianz SE	239,495	96,239,053
BASF SE	551,288	27,201,554
Bayer AG	608,133	18,915,666
Bayerische Motoren Werke AG	173,618	16,188,982
Beiersdorf AG	60,695	6,434,521
Brenntag SE	79,173	4,397,168
Commerzbank AG	481,753	17,566,105
Continental AG	70,383	5,378,097
Covestro AG *	109,797	7,669,386
CTS Eventim AG & Co. KGaA	38,793	3,475,517
Daimler Truck Holding AG	293,439	11,761,815
Delivery Hero SE *	120,858	3,069,761
Deutsche Bank AG	1,152,921	41,274,766
Deutsche Boerse AG	116,815	29,582,226
Deutsche Lufthansa AG	374,294	3,281,397
Deutsche Post AG	598,298	27,489,609
Deutsche Telekom AG	2,166,471	67,106,809
E.ON SE	1,386,330	25,794,577
Evonik Industries AG	165,416	2,772,047
Fresenius Medical Care AG	135,552	7,277,413
Fresenius SE & Co. KGaA	265,266	15,264,189
GEA Group AG	90,332	6,461,233
Hannover Rueck SE	37,434	10,686,600
Heidelberg Materials AG	83,202	19,519,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Henkel AG & Co. KGaA	65,142	4,864,381
Hensoldt AG	39,116	4,169,673
Infineon Technologies AG	813,184	32,277,628
Knorr-Bremse AG	43,781	4,073,733
LEG Immobilien SE	45,892	3,497,623
Mercedes-Benz Group AG	446,719	28,985,154
Merck KGaA	80,818	10,586,640
MTU Aero Engines AG	33,761	14,754,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	81,431	50,380,862
Nemetschek SE	35,472	4,098,808
Qiagen NV	133,656	6,291,196
Rational AG	3,298	2,419,407
Rheinmetall AG	28,539	56,101,514
RWE AG	393,636	19,378,904
SAP SE	648,838	168,744,827
Scout24 SE	47,564	5,500,599
Siemens AG	472,437	133,887,324
Siemens Energy AG *	423,633	52,778,445
Siemens Healthineers AG	209,625	11,749,468
Symrise AG	83,746	6,925,710
Talanx AG	40,199	4,895,085
Vonovia SE	464,460	13,959,693
Zalando SE *	144,687	4,054,502
		1,139,281,495

Hong Kong 2.0%
AIA Group Ltd.	6,610,800	64,327,908
BOC Hong Kong Holdings Ltd.	2,313,590	11,368,328
CK Asset Holdings Ltd.	1,191,711	5,895,685
CK Hutchison Holdings Ltd.	1,673,025	11,094,617
CK Infrastructure Holdings Ltd.	417,000	2,712,316
CLP Holdings Ltd.	1,028,426	8,771,820
Futu Holdings Ltd., ADR	38,663	7,695,484
Galaxy Entertainment Group Ltd.	1,352,000	6,736,108
Hang Seng Bank Ltd.	458,040	8,929,465
Henderson Land Development Co. Ltd.	875,735	3,080,618
HKT Trust & HKT Ltd.	2,434,000	3,554,058
Hong Kong & China Gas Co. Ltd.	6,877,696	6,400,741
Hong Kong Exchanges & Clearing Ltd.	747,165	40,722,649
Hongkong Land Holdings Ltd.	696,201	4,254,009
Jardine Matheson Holdings Ltd.	99,317	5,831,355
Link REIT	1,630,540	8,491,225
MTR Corp. Ltd.	1,007,360	3,695,689
Power Assets Holdings Ltd.	859,938	5,462,964
Sands China Ltd.	1,490,800	3,885,406
Sino Land Co. Ltd.	2,288,425	2,842,533
SITC International Holdings Co. Ltd.	865,000	3,185,914
Sun Hung Kai Properties Ltd.	897,104	10,916,665
Swire Pacific Ltd., A Shares	235,590	1,945,813
Techtronic Industries Co. Ltd.	896,000	10,450,949
WH Group Ltd.	5,273,289	5,072,464
Wharf Holdings Ltd.	666,000	1,750,162
Wharf Real Estate Investment Co. Ltd.	1,060,188	3,017,527
		252,092,472

Ireland 0.4%
AIB Group PLC	1,315,070	12,120,114
Bank of Ireland Group PLC	606,473	9,929,764
Kerry Group PLC, Class A	101,933	9,298,610
Kingspan Group PLC	97,180	7,276,671
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ryanair Holdings PLC	522,552	15,820,581
		54,445,740

Israel 1.1%
Azrieli Group Ltd.	26,685	2,815,323
Bank Hapoalim BM	777,069	15,761,025
Bank Leumi Le-Israel BM	930,061	18,876,488
Check Point Software Technologies Ltd. *	54,050	10,576,504
CyberArk Software Ltd. *	29,958	15,601,527
Elbit Systems Ltd.	17,225	8,159,112
ICL Group Ltd.	475,516	3,114,862
Israel Discount Bank Ltd., A Shares	766,845	7,663,683
Mizrahi Tefahot Bank Ltd.	98,631	6,412,746
Monday.com Ltd. *	25,180	5,167,943
Nice Ltd. *	40,381	5,508,288
Nova Ltd. *	18,600	6,460,903
Phoenix Financial Ltd.	135,225	5,205,759
Teva Pharmaceutical Industries Ltd., ADR *	712,189	14,585,631
Wix.com Ltd. *	34,689	5,048,637
		130,958,431

Italy 3.2%
Banca Mediolanum SpA	131,065	2,634,991
Banca Monte dei Paschi di Siena SpA	1,236,088	10,841,091
Banco BPM SpA	716,208	10,434,751
BPER Banca SpA	914,280	10,954,806
Davide Campari-Milano NV	404,521	2,816,223
Enel SpA	5,048,105	51,065,405
Eni SpA	1,257,404	23,185,867
Ferrari NV	78,816	31,562,689
FinecoBank Banca Fineco SpA	381,351	8,725,366
Generali	529,575	20,386,460
Infrastrutture Wireless Italiane SpA	180,923	1,988,046
Intesa Sanpaolo SpA	8,854,640	57,071,157
Leonardo SpA	254,318	14,962,718
Moncler SpA	146,028	8,760,125
Nexi SpA	344,309	1,815,409
Poste Italiane SpA	281,448	6,785,682
Prysmian SpA	173,807	18,121,764
Recordati Industria Chimica e Farmaceutica SpA	71,808	4,274,138
Snam SpA	1,273,928	7,857,097
Stellantis NV	1,257,006	12,783,558
Telecom Italia SpA *	7,096,195	4,184,220
Tenaris SA	229,529	4,561,857
Terna - Rete Elettrica Nazionale	876,497	8,987,664
UniCredit SpA	870,092	64,427,380
Unipol Assicurazioni SpA	226,018	4,948,285
		394,136,749

Japan 22.6%
Advantest Corp.	474,792	71,098,105
Aeon Co. Ltd.	1,384,100	21,891,896
AGC, Inc.	117,493	3,670,836
Aisin Corp.	307,200	5,520,444
Ajinomoto Co., Inc.	563,600	15,984,992
ANA Holdings, Inc.	92,900	1,741,149
Asahi Group Holdings Ltd.	897,900	9,680,996
Asahi Kasei Corp.	764,400	5,856,923
Asics Corp.	429,400	10,934,313
Astellas Pharma, Inc.	1,118,950	11,712,751
Bandai Namco Holdings, Inc.	369,500	11,499,722
Bridgestone Corp.	354,857	15,491,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Canon, Inc.	535,495	15,378,249
Capcom Co. Ltd.	213,600	5,577,759
Central Japan Railway Co.	480,000	11,751,222
Chiba Bank Ltd.	340,400	3,321,532
Chubu Electric Power Co., Inc.	426,700	5,933,586
Chugai Pharmaceutical Co. Ltd.	416,100	19,043,952
Dai Nippon Printing Co. Ltd.	231,196	3,858,748
Daifuku Co. Ltd.	201,590	6,426,041
Dai-ichi Life Holdings, Inc.	2,195,100	15,407,395
Daiichi Sankyo Co. Ltd.	1,065,700	25,457,565
Daikin Industries Ltd.	165,500	19,227,792
Daito Trust Construction Co. Ltd.	182,000	3,402,682
Daiwa House Industry Co. Ltd.	346,700	11,762,854
Daiwa Securities Group, Inc.	824,000	6,341,464
Denso Corp.	1,085,500	15,166,368
Disco Corp.	57,700	19,161,186
East Japan Railway Co.	595,680	14,549,479
Eisai Co. Ltd.	157,200	4,668,931
ENEOS Holdings, Inc.	1,708,000	10,775,282
FANUC Corp.	572,900	19,118,487
Fast Retailing Co. Ltd.	118,700	43,577,113
Fuji Electric Co. Ltd.	83,700	5,977,968
FUJIFILM Holdings Corp.	693,333	16,069,160
Fujikura Ltd.	156,500	21,311,235
Fujitsu Ltd.	1,089,600	28,395,452
Hankyu Hanshin Holdings, Inc.	150,500	4,041,522
Hikari Tsushin, Inc.	11,493	3,044,338
Hitachi Ltd.	2,849,075	97,321,495
Honda Motor Co. Ltd.	2,452,017	24,783,132
Hoya Corp.	212,007	34,436,723
Hulic Co. Ltd.	284,600	2,940,304
Idemitsu Kosan Co. Ltd.	474,815	3,301,745
IHI Corp.	644,900	13,352,068
Inpex Corp.	541,700	9,995,514
Isuzu Motors Ltd.	339,800	4,169,442
ITOCHU Corp.	742,600	43,013,807
Japan Airlines Co. Ltd.	88,700	1,597,966
Japan Exchange Group, Inc.	621,300	6,928,217
Japan Post Bank Co. Ltd.	1,121,200	12,563,134
Japan Post Holdings Co. Ltd.	1,116,300	10,460,904
Japan Post Insurance Co. Ltd.	114,100	2,950,890
Japan Tobacco, Inc.	750,800	26,152,529
JFE Holdings, Inc.	347,900	3,987,009
Kajima Corp.	261,700	8,436,624
Kansai Electric Power Co., Inc.	584,800	9,122,968
Kao Corp.	288,419	12,205,785
Kawasaki Heavy Industries Ltd.	93,000	7,447,123
Kawasaki Kisen Kaisha Ltd.	213,900	3,064,663
KDDI Corp.	1,938,700	30,903,554
Keyence Corp.	121,400	45,055,728
Kikkoman Corp.	437,485	3,483,708
Kirin Holdings Co. Ltd.	491,400	6,910,420
Kobe Bussan Co. Ltd.	89,700	2,081,408
Komatsu Ltd.	593,709	19,860,129
Konami Group Corp.	63,000	10,491,716
Kubota Corp.	618,900	8,012,997
Kyocera Corp.	801,500	10,635,422
Kyowa Kirin Co. Ltd.	157,000	2,430,994
Lasertec Corp.	51,500	10,456,160
LY Corp.	1,763,400	5,181,778
M3, Inc.	270,400	3,789,615
Makita Corp.	140,100	4,235,410
Marubeni Corp.	875,800	21,523,679
MatsukiyoCocokara & Co.	202,300	3,665,711
MEIJI Holdings Co. Ltd.	153,300	2,951,016
Minebea Mitsumi, Inc.	223,100	4,409,295
Mitsubishi Chemical Group Corp.	793,000	4,142,296
Mitsubishi Corp.	1,999,600	48,015,693
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Electric Corp.	1,175,000	33,361,290
Mitsubishi Estate Co. Ltd.	658,202	13,948,535
Mitsubishi HC Capital, Inc.	559,038	4,373,169
Mitsubishi Heavy Industries Ltd.	1,995,500	60,243,486
Mitsubishi UFJ Financial Group, Inc.	7,127,809	107,667,459
Mitsui & Co. Ltd.	1,533,900	37,721,086
Mitsui Fudosan Co. Ltd.	1,641,231	17,089,154
Mitsui OSK Lines Ltd.	214,500	6,373,141
Mizuho Financial Group, Inc.	1,565,913	52,450,981
MonotaRO Co. Ltd.	149,500	2,085,839
MS&AD Insurance Group Holdings, Inc.	798,786	16,466,542
Murata Manufacturing Co. Ltd.	1,036,100	22,339,262
NEC Corp.	807,900	29,342,957
Nexon Co. Ltd.	212,700	4,337,907
NIDEC Corp.	522,600	6,358,357
Nintendo Co. Ltd.	683,990	58,337,430
Nippon Building Fund, Inc.	4,808	4,436,426
Nippon Paint Holdings Co. Ltd.	597,800	3,802,619
Nippon Sanso Holdings Corp.	113,100	3,756,256
Nippon Steel Corp.	3,007,205	12,395,782
Nippon Yusen KK	269,200	9,296,373
Nissan Motor Co. Ltd. *	1,381,196	3,157,045
Nissin Foods Holdings Co. Ltd.	119,500	2,157,196
Nitori Holdings Co. Ltd.	253,200	4,102,395
Nitto Denko Corp.	434,000	10,808,706
Nomura Holdings, Inc.	1,864,800	13,307,397
Nomura Research Institute Ltd.	237,000	9,151,293
NTT, Inc.	18,669,075	19,215,213
Obayashi Corp.	403,500	6,826,188
Obic Co. Ltd.	203,700	6,318,992
Olympus Corp.	705,400	8,681,332
Oracle Corp. Japan	23,200	2,138,804
Oriental Land Co. Ltd.	666,000	13,478,286
ORIX Corp.	718,800	17,583,308
Osaka Gas Co. Ltd.	224,900	7,076,443
Otsuka Corp.	147,600	2,918,061
Otsuka Holdings Co. Ltd.	272,900	14,852,307
Pan Pacific International Holdings Corp.	1,202,500	7,153,201
Panasonic Holdings Corp.	1,451,812	16,868,930
Rakuten Group, Inc. *	967,220	6,327,750
Recruit Holdings Co. Ltd.	824,000	40,860,457
Renesas Electronics Corp.	1,042,500	12,874,423
Resona Holdings, Inc.	1,292,985	12,465,765
Ryohin Keikaku Co. Ltd.	322,100	6,623,418
Sanrio Co. Ltd.	112,100	5,187,804
SBI Holdings, Inc.	174,790	7,810,845
SCREEN Holdings Co. Ltd.	51,400	4,872,600
SCSK Corp.	95,400	3,505,627
Secom Co. Ltd.	262,000	8,856,859
Sekisui Chemical Co. Ltd.	235,700	4,083,334
Sekisui House Ltd.	366,569	7,864,834
Seven & i Holdings Co. Ltd.	1,305,409	16,604,534
SG Holdings Co. Ltd.	180,128	1,655,644
Shimadzu Corp.	152,500	4,100,033
Shimano, Inc.	46,800	4,903,041
Shin-Etsu Chemical Co. Ltd.	1,049,100	31,534,821
Shionogi & Co. Ltd.	477,800	8,013,946
Shiseido Co. Ltd.	244,600	4,120,006
SMC Corp.	35,700	12,220,911
SoftBank Corp.	17,734,900	25,201,257
SoftBank Group Corp.	592,900	104,035,285
Sompo Holdings, Inc.	548,000	16,700,554
Sony Financial Group, Inc. *	3,767,800	3,799,339
Sony Group Corp.	3,821,900	106,438,307
Subaru Corp.	369,800	7,866,800
Sumitomo Corp.	676,800	19,688,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Electric Industries Ltd.	445,100	16,227,190
Sumitomo Metal Mining Co. Ltd.	155,100	5,073,699
Sumitomo Mitsui Financial Group, Inc.	2,294,438	62,119,132
Sumitomo Mitsui Trust Group, Inc.	396,100	10,879,501
Sumitomo Realty & Development Co. Ltd.	196,000	8,368,609
Suntory Beverage & Food Ltd.	85,500	2,588,056
Suzuki Motor Corp.	959,000	14,316,787
Sysmex Corp.	315,800	3,520,400
T&D Holdings, Inc.	310,000	6,657,411
Taisei Corp.	97,100	7,065,125
Takeda Pharmaceutical Co. Ltd.	986,690	26,628,290
TDK Corp.	1,199,800	20,963,149
Terumo Corp.	835,700	13,488,962
TIS, Inc.	136,800	4,712,873
Toho Co. Ltd.	65,208	3,822,287
Tokio Marine Holdings, Inc.	1,145,697	42,726,671
Tokyo Electron Ltd.	278,800	61,467,093
Tokyo Gas Co. Ltd.	194,940	6,841,259
Tokyo Metro Co. Ltd. (a)	195,400	2,054,067
Tokyu Corp.	315,700	3,513,113
TOPPAN Holdings, Inc.	146,700	3,587,964
Toray Industries, Inc.	861,100	5,272,024
Toyota Industries Corp.	101,500	11,033,263
Toyota Motor Corp.	5,891,615	120,113,088
Toyota Tsusho Corp.	425,807	13,015,314
Trend Micro, Inc.	79,300	4,046,872
Unicharm Corp.	695,200	4,301,299
West Japan Railway Co.	261,164	5,367,474
Yakult Honsha Co. Ltd.	157,500	2,357,902
Yamaha Motor Co. Ltd.	571,700	4,118,963
Yokogawa Electric Corp.	144,300	4,316,655
Yokohama Financial Group, Inc.	653,200	4,744,998
Zensho Holdings Co. Ltd.	62,500	3,891,627
ZOZO, Inc.	272,300	2,353,900
		2,802,050,695

Netherlands 5.0%
ABN AMRO Bank NV, GDR	359,439	10,739,556
Adyen NV *	15,605	26,738,921
Aegon Ltd.	839,245	6,395,655
AerCap Holdings NV	108,984	14,194,076
Akzo Nobel NV	107,763	7,121,533
ASM International NV	29,163	18,922,254
ASML Holding NV	244,812	258,842,017
ASR Nederland NV	99,125	6,615,467
BE Semiconductor Industries NV	45,131	7,694,659
Coca-Cola Europacific Partners PLC	143,479	12,745,240
CVC Capital Partners PLC	136,270	2,275,927
DSM-Firmenich AG	115,304	9,398,302
EXOR NV	57,689	4,999,326
Heineken Holding NV	79,414	5,362,910
Heineken NV	177,095	13,712,874
IMCD NV	37,629	3,899,255
ING Groep NV, Series N	1,876,242	46,849,133
InPost SA *	166,659	2,099,312
JDE Peet's NV	109,461	3,983,735
Koninklijke Ahold Delhaize NV	565,443	23,143,923
Koninklijke KPN NV	2,422,253	11,208,882
Koninklijke Philips NV	484,862	13,282,886
NN Group NV	166,120	11,368,397
Prosus NV *	812,641	56,168,488
Randstad NV	66,376	2,601,334
Universal Music Group NV	680,713	18,258,070
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wolters Kluwer NV	147,831	18,121,942
		616,744,074

New Zealand 0.2%
Auckland International Airport Ltd.	1,059,184	4,929,661
Contact Energy Ltd.	558,608	2,977,842
Fisher & Paykel Healthcare Corp. Ltd.	360,424	7,651,972
Infratil Ltd.	592,295	4,186,355
Meridian Energy Ltd.	827,133	2,800,153
		22,545,983

Norway 0.6%
Aker BP ASA	199,244	5,163,793
DNB Bank ASA	548,016	13,988,340
Equinor ASA	480,785	11,515,422
Gjensidige Forsikring ASA	119,561	3,217,655
Kongsberg Gruppen ASA	276,871	7,058,349
Mowi ASA	287,487	6,319,831
Norsk Hydro ASA	894,448	6,046,970
Orkla ASA	420,562	4,271,359
Salmar ASA	39,663	2,227,240
Telenor ASA	384,332	5,715,607
Yara International ASA	103,876	3,784,420
		69,308,986

Portugal 0.2%
Banco Comercial Portugues SA, Class R	5,309,715	4,686,895
EDP Renovaveis SA	202,880	2,966,245
EDP SA	1,952,158	9,704,451
Galp Energia SGPS SA	259,393	5,211,483
Jeronimo Martins SGPS SA	179,153	4,614,088
		27,183,162

Singapore 1.7%
CapitaLand Ascendas REIT	2,410,995	5,219,882
CapitaLand Integrated Commercial Trust	3,617,090	6,575,831
CapitaLand Investment Ltd.	1,417,649	2,872,213
DBS Group Holdings Ltd.	1,327,982	54,981,779
Genting Singapore Ltd.	3,966,100	2,223,192
Grab Holdings Ltd., Class A *	1,466,205	8,811,892
Keppel Ltd.	885,800	6,927,264
Oversea-Chinese Banking Corp. Ltd.	2,107,601	27,570,366
Sea Ltd., ADR *	238,798	37,312,188
Sembcorp Industries Ltd.	564,600	2,828,954
Singapore Airlines Ltd.	922,650	4,696,765
Singapore Exchange Ltd.	535,400	6,947,110
Singapore Technologies Engineering Ltd.	960,649	6,258,683
Singapore Telecommunications Ltd.	4,606,037	15,034,333
United Overseas Bank Ltd.	785,733	20,898,495
Wilmar International Ltd.	1,254,234	3,014,058
Yangzijiang Shipbuilding Holdings Ltd.	1,625,200	4,389,269
		216,562,274

Spain 3.6%
Acciona SA	15,803	3,497,868
ACS Actividades de Construccion y Servicios SA	111,963	9,193,241
Aena SME SA	470,321	12,774,468
SECURITY	NUMBER OF SHARES	VALUE ($)
Amadeus IT Group SA	279,030	21,329,247
Banco Bilbao Vizcaya Argentaria SA	3,582,361	72,170,502
Banco de Sabadell SA	3,159,320	11,843,959
Banco Santander SA	9,246,757	94,226,175
Bankinter SA	418,722	6,311,914
CaixaBank SA	2,429,378	25,677,908
Cellnex Telecom SA *	309,201	9,625,964
Endesa SA	197,037	7,060,996
Ferrovial SE	318,911	19,569,762
Grifols SA	183,497	2,377,733
Iberdrola SA	3,948,849	80,028,323
Industria de Diseno Textil SA	677,649	37,420,038
International Consolidated Airlines Group SA	791,807	4,346,968
Redeia Corp. SA	247,625	4,457,711
Repsol SA	718,887	13,191,111
Telefonica SA	2,287,249	11,599,035
		446,702,923

Sweden 3.6%
AddTech AB, B Shares	161,004	5,424,335
Alfa Laval AB	179,466	8,529,602
Assa Abloy AB, B Shares	621,603	23,424,835
Atlas Copco AB, A Shares	1,669,625	27,976,326
Atlas Copco AB, B Shares	971,243	14,528,980
Beijer Ref AB	244,558	3,864,520
Boliden AB *	176,988	7,936,577
Epiroc AB, A Shares	404,439	8,527,979
Epiroc AB, B Shares	246,759	4,605,156
EQT AB	229,081	7,916,485
Essity AB, B Shares	374,250	10,279,759
Evolution AB	88,170	5,874,548
Fastighets AB Balder, B Shares *	453,942	3,329,604
H & M Hennes & Mauritz AB, B Shares	351,287	6,634,448
Hexagon AB, B Shares	1,282,291	15,630,639
Holmen AB, B Shares	49,893	1,885,256
Industrivarden AB, A Shares	82,630	3,435,758
Industrivarden AB, C Shares	90,571	3,756,992
Indutrade AB	170,622	4,561,112
Investment AB Latour, B Shares	92,191	2,348,972
Investor AB, B Shares	1,077,629	35,482,911
L E Lundbergforetagen AB, B Shares	44,503	2,381,929
Lifco AB, B Shares	143,013	5,521,647
Nibe Industrier AB, B Shares	919,975	3,579,901
Saab AB, B Shares	200,518	11,033,792
Sagax AB, B Shares	140,471	3,152,265
Sandvik AB	665,583	20,126,878
Securitas AB, B Shares	306,229	4,511,015
Skandinaviska Enskilda Banken AB, A Shares	944,365	18,027,527
Skanska AB, B Shares	210,827	5,741,242
SKF AB, B Shares	210,610	5,398,361
Spotify Technology SA *	95,240	62,412,677
Svenska Cellulosa AB SCA, B Shares	375,486	5,001,526
Svenska Handelsbanken AB, A Shares	903,139	11,785,357
Swedbank AB, A Shares	529,669	16,081,164
Swedish Orphan Biovitrum AB *	123,539	4,256,320
Tele2 AB, B Shares	349,068	5,545,248
Telefonaktiebolaget LM Ericsson, B Shares	1,747,177	17,726,614
Telia Co. AB	1,456,014	5,731,844
Trelleborg AB, B Shares	126,655	5,285,594
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo AB, B Shares	985,116	26,987,299
		446,242,994

Switzerland 9.2%
ABB Ltd.	974,321	72,438,347
Alcon AG	309,413	23,062,094
Amrize Ltd. *	316,167	16,360,348
Avolta AG *	54,480	2,871,859
Baloise Holding AG	25,817	6,411,420
Banque Cantonale Vaudoise	18,407	2,137,174
Barry Callebaut AG (a)	2,298	2,987,492
Belimo Holding AG	6,048	6,525,453
BKW AG	13,553	3,033,262
Chocoladefabriken Lindt & Spruengli AG	67	10,263,417
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	579	8,900,585
Cie Financiere Richemont SA, Class A	334,537	66,173,283
EMS-Chemie Holding AG	4,343	2,974,651
Galderma Group AG	95,886	17,807,181
Geberit AG	21,131	15,447,264
Givaudan SA	5,761	23,600,782
Helvetia Holding AG	22,772	5,595,734
Holcim AG *	318,005	28,271,029
Julius Baer Group Ltd.	129,738	8,758,420
Kuehne & Nagel International AG	29,602	5,679,043
Logitech International SA	94,630	11,376,277
Lonza Group AG	43,727	30,194,870
Nestle SA	1,601,096	152,982,227
Novartis AG	1,181,454	146,218,704
Partners Group Holding AG	14,098	17,264,646
Roche Holding AG	435,813	141,168,622
Roche Holding AG, Bearer Shares	20,493	6,952,526
Sandoz Group AG	260,664	17,380,239
Schindler Holding AG	14,185	4,795,095
Schindler Holding AG, Participation Certificates	25,365	9,035,017
SGS SA	104,010	11,729,186
SIG Group AG *	189,061	2,113,843
Sika AG	94,495	18,519,860
Sonova Holding AG	31,684	8,642,450
Straumann Holding AG	70,201	8,824,387
Swatch Group AG, Bearer Shares	18,321	3,828,842
Swiss Life Holding AG	17,665	19,174,511
Swiss Prime Site AG	50,312	7,151,493
Swiss Re AG	185,673	33,904,249
Swisscom AG	16,132	11,817,056
UBS Group AG	1,966,013	75,230,101
VAT Group AG	16,685	7,291,626
Zurich Insurance Group AG	91,176	63,410,266
		1,138,304,931

United Kingdom 14.7%
3i Group PLC	605,756	35,055,456
Admiral Group PLC	160,279	6,901,165
Anglo American PLC	698,496	26,425,933
Antofagasta PLC	248,808	9,131,841
Ashtead Group PLC	267,252	17,851,035
Associated British Foods PLC	199,454	6,018,832
AstraZeneca PLC	963,739	158,967,331
Auto Trader Group PLC	542,202	5,562,495
Aviva PLC	1,923,914	16,909,836
BAE Systems PLC	1,867,538	46,003,939
Barclays PLC	8,773,252	47,056,392
Barratt Redrow PLC	873,269	4,321,352
BP PLC	9,850,728	57,713,519
SECURITY	NUMBER OF SHARES	VALUE ($)
British American Tobacco PLC	1,299,466	66,552,793
BT Group PLC	3,745,220	9,140,482
Bunzl PLC	205,281	6,240,071
Centrica PLC	3,085,195	7,271,190
Coca-Cola HBC AG *	134,903	6,121,634
Compass Group PLC	1,052,762	34,846,234
DCC PLC	61,302	4,038,515
Diageo PLC	1,383,384	31,820,245
Entain PLC	378,454	3,941,863
Experian PLC	570,653	26,618,197
Fresnillo PLC	135,594	3,965,196
Glencore PLC *	6,267,087	30,022,886
GSK PLC	2,536,092	59,378,634
Haleon PLC	5,591,896	26,003,596
Halma PLC	236,530	11,021,923
Hikma Pharmaceuticals PLC	106,365	2,572,916
HSBC Holdings PLC	10,838,200	151,728,749
Imperial Brands PLC	480,623	19,097,212
Informa PLC	812,127	10,341,065
InterContinental Hotels Group PLC	90,954	10,971,522
Intertek Group PLC	96,646	6,437,399
J Sainsbury PLC	1,092,403	4,902,266
JD Sports Fashion PLC	1,537,065	1,883,496
Kingfisher PLC	1,112,876	4,513,358
Land Securities Group PLC	453,204	3,703,849
Legal & General Group PLC	3,530,206	11,031,601
Lloyds Banking Group PLC	37,099,733	43,498,971
London Stock Exchange Group PLC	294,149	36,658,693
M&G PLC	1,424,760	4,932,756
Marks & Spencer Group PLC	1,308,380	6,837,356
Melrose Industries PLC	786,866	6,482,240
Mondi PLC	279,066	3,119,356
National Grid PLC	3,057,119	45,838,753
NatWest Group PLC	5,052,697	38,898,251
Next PLC	72,622	13,644,951
NMC Health PLC *(b)	48,950	0
Pearson PLC	375,940	5,232,339
Phoenix Group Holdings PLC	441,963	3,915,276
Prudential PLC	1,615,127	22,463,316
Reckitt Benckiser Group PLC	421,053	32,205,942
RELX PLC	1,140,714	50,415,425
Rentokil Initial PLC	1,551,060	8,657,160
Rio Tinto PLC	698,401	50,347,699
Rolls-Royce Holdings PLC	5,252,882	80,835,523
Sage Group PLC	613,022	9,266,053
Schroders PLC	476,861	2,379,595
Segro PLC	797,777	7,320,691
Severn Trent PLC	165,812	6,061,257
Shell PLC	3,657,297	137,109,896
Smith & Nephew PLC	525,499	9,703,868
Smiths Group PLC	207,393	6,867,623
Spirax Group PLC	46,846	4,369,453
SSE PLC	683,669	17,223,526
Standard Chartered PLC	1,231,622	25,281,799
Tesco PLC	4,074,378	24,587,531
Unilever PLC	1,522,956	91,383,944
United Utilities Group PLC	420,427	6,632,860
Vodafone Group PLC	12,186,469	14,752,609
Whitbread PLC	108,024	4,112,496
Wise PLC, Class A *	410,195	5,216,051
WPP PLC	662,054	2,501,683
		1,820,840,960
Total Common Stocks (Cost $7,050,236,488)		12,261,885,751

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	34,663	3,003,057
Dr. Ing hc F Porsche AG	71,205	3,725,512
Henkel AG & Co. KGaA	98,135	7,950,200
Porsche Automobil Holding SE	95,832	3,807,738
Sartorius AG	17,160	4,721,196
Volkswagen AG	128,950	13,428,433
		36,636,136
Total Preferred Stocks (Cost $41,159,267)		36,636,136

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	3,776,240	3,776,240
Total Short-Term Investments (Cost $3,776,240)		3,776,240

Total Investments in Securities (Cost $7,095,171,995)		12,302,298,127

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	756	106,108,380	64,039

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,544,561.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS
Financials	23.9%
Industrials	19.2%
Health Care	10.8%
Consumer Discretionary	10.0%
Information Technology	8.8%
Consumer Staples	7.4%
Materials	5.6%
Communication Services	4.9%
Utilities	3.6%
Energy	3.2%
Real Estate	1.8%
Short-Term Investments	0.0%
Total	99.2%

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,367,863,450	$—	$4,367,863,450
Germany	7,669,386	1,131,612,109	—	1,139,281,495
Hong Kong	12,631,560	239,460,912	—	252,092,472
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Israel	$50,980,242	$79,978,189	$—	$130,958,431
Japan	24,481,837	2,777,568,858	—	2,802,050,695
Netherlands	50,083,239	566,660,835	—	616,744,074
New Zealand	7,651,972	14,894,011	—	22,545,983
Singapore	46,124,080	170,438,194	—	216,562,274
Spain	7,060,996	439,641,927	—	446,702,923
Sweden	62,412,677	383,830,317	—	446,242,994
United Kingdom	4,902,266	1,815,938,694	0 *	1,820,840,960
Preferred Stocks[1]	—	36,636,136	—	36,636,136
Short-Term Investments[1]	3,776,240	—	—	3,776,240
Futures Contracts[2]	64,039	—	—	64,039
Total	$277,838,534	$12,024,523,632	$0	$12,302,362,166

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,095,171,995) including securities on loan of $3,544,561		$12,302,298,127
Cash		67,445,907
Foreign currency, at value (cost $5,822,133)		5,776,919
Deposit with broker for futures contracts		7,289,133
Receivables:
Foreign tax reclaims		32,802,713
Dividends		27,952,708
Fund shares sold		10,120,207
Income from securities on loan	+	14,881
Total assets		12,453,700,595

Liabilities
Collateral held for securities on loan		3,776,240
Payables:
Investments bought		36,818,553
Fund shares redeemed		10,398,297
Investment adviser fees		669,453
Variation margin on futures contracts	+	283,485
Total liabilities		51,946,028
Net assets		$12,401,754,567

Net Assets by Source
Capital received from investors		$8,183,566,054
Total distributable earnings	+	4,218,188,513
Net assets		$12,401,754,567

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,401,754,567		431,062,293		$28.77

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $32,353,895)		$318,173,825
Other Interest		871,445
Securities on loan, net	+	384,664
Total investment income		319,429,934

Expenses
Investment adviser fees		6,571,561
Professional fees	+	83,909 [1]
Total expenses		6,655,470
Expense reduction	–	83,909 [1]
Net expenses	–	6,571,561
Net investment income		312,858,373

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(149,613,005)
Net realized gains on futures contracts		11,990,904
Net realized gains on foreign currency transactions	+	155,610
Net realized losses		(137,466,491)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,135,078,268
Net change in unrealized appreciation (depreciation) on futures contracts		1,352,917
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,079,722
Net change in unrealized appreciation (depreciation)		2,138,510,907
Net realized and unrealized gains		2,001,044,416
Increase in net assets resulting from operations		$2,313,902,789

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$312,858,373	$265,923,542
Net realized losses		(137,466,491)	(86,329,574)
Net change in unrealized appreciation (depreciation)	+	2,138,510,907	1,565,760,181
Increase in net assets resulting from operations		$2,313,902,789	$1,745,354,149

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($309,722,312 )	($284,048,299 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		101,802,808	$2,597,154,044	79,329,526	$1,864,040,426
Shares reinvested		9,656,634	217,081,134	9,247,190	203,253,237
Shares redeemed	+	(90,024,141)	(2,290,099,631)	(68,978,397)	(1,607,634,817)
Net transactions in fund shares		21,435,301	$524,135,547	19,598,319	$459,658,846

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		409,626,992	$9,873,438,543	390,028,673	$7,952,473,847
Total increase	+	21,435,301	2,528,316,024	19,598,319	1,920,964,696
End of period		431,062,293	$12,401,754,567	409,626,992	$9,873,438,543
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500® Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index®.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

1. Business Structure of the Funds (continued):

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage”

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2025, the funds had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2025, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of October 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.2%	0.8%	2.9%	— %	1.4%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.2%	— %	0.5%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.2%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	0.6%	2.4%	— %	1.0%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2025 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2030 Fund	0.1%	— %	— %	0.7%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	1.0%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended October 31, 2025, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $83,909, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended October 31, 2025, the Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of October 31, 2025, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $141,564.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$493,317,592	$553,878,754	($173,776,524 )
Schwab 1000 Index Fund	167,127,056	168,573,621	23,943,858
Schwab Small-Cap Index Fund	56,964,780	109,702,642	11,278,234
Schwab Total Stock Market Index Fund	205,139,409	113,667,458	(74,898,946)
Schwab U.S. Large-Cap Growth Index Fund	181,446,324	141,666,577	9,236,371
Schwab U.S. Large-Cap Value Index Fund	129,772,429	45,978,533	3,321,563
Schwab U.S. Mid-Cap Index Fund	91,435,799	38,921,641	(9,865,843)
Schwab International Index Fund	10,061,440	62,722,281	(15,252,367)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

6. Derivatives (continued):
As of October 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	$7,732,431	$7,732,431
Schwab 1000 Index Fund
Futures Contracts[1]	361,886	361,886
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,383,024	1,383,024
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	71,704	71,704
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	61,670	61,670
Schwab International Index Fund
Futures Contracts[1]	64,039	64,039

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 1000 Index Fund
Futures Contracts[1]	($25,330 )	($25,330 )
Schwab Small-Cap Index Fund
Futures Contracts[1]	(20,375)	(20,375)
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	(2,615)	(2,615)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(3,229)	(3,229)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(57,389)	(57,389)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$58,241,475	$58,241,475
Schwab 1000 Index Fund
Futures Contracts[1]	6,446,645	6,446,645
Schwab Small-Cap Index Fund
Futures Contracts[1]	(613,114)	(613,114)
Schwab Total Stock Market Index Fund
Futures Contracts[1]	12,468,105	12,468,105
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	2,778,388	2,778,388
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	276,089	276,089
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(515,942)	(515,942)
Schwab International Index Fund
Futures Contracts[1]	11,990,904	11,990,904

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$15,983,636	$15,983,636
Schwab 1000 Index Fund
Futures Contracts[1]	985,806	985,806
Schwab Small-Cap Index Fund
Futures Contracts[1]	290,852	290,852
Schwab Total Stock Market Index Fund
Futures Contracts[1]	2,520,858	2,520,858
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	214,292	214,292
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	118,667	118,667
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	6,867	6,867
Schwab International Index Fund
Futures Contracts[1]	1,352,917	1,352,917

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

6. Derivatives (continued):
During the period ended October 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$425,054,235	1,389
Schwab 1000 Index Fund	50,597,328	166
Schwab Small-Cap Index Fund	23,912,656	215
Schwab Total Stock Market Index Fund	111,217,870	441
Schwab U.S. Large-Cap Growth Index Fund	8,781,066	24
Schwab U.S. Large-Cap Value Index Fund	3,044,975	12
Schwab U.S. Mid-Cap Index Fund	6,239,898	20
Schwab International Index Fund	92,324,218	727

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$8,240,365,457	$3,134,187,703
Schwab 1000 Index Fund	564,336,769	586,425,579
Schwab Small-Cap Index Fund	1,208,812,588	771,314,093
Schwab Total Stock Market Index Fund	2,114,341,327	812,897,723
Schwab U.S. Large-Cap Growth Index Fund	1,286,238,909	548,612,125
Schwab U.S. Large-Cap Value Index Fund	255,111,730	132,760,634
Schwab U.S. Mid-Cap Index Fund	694,853,899	220,298,126
Schwab International Index Fund	1,579,440,953	1,069,684,373
During the period ended October 31, 2025, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$119,116,257
Schwab Small-Cap Index Fund	—	198,992,500
Schwab U.S. Large-Cap Growth Index Fund	—	32,866,048
Schwab U.S. Large-Cap Value Index Fund	—	35,664,883
Schwab U.S. Mid-Cap Index Fund	—	65,366,640
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended October 31, 2025, are disclosed in the funds’ Statements of Operations, if any.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

 8. Federal Income Taxes:
As of October 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$47,041,843,400	$84,398,240,718	($1,335,095,588 )	$83,063,145,130
Schwab 1000 Index Fund	3,540,290,246	17,154,936,306	(157,770,118)	16,997,166,188
Schwab Small-Cap Index Fund	5,043,608,978	3,132,795,697	(918,905,734)	2,213,889,963
Schwab Total Stock Market Index Fund	12,468,848,487	20,133,341,996	(685,663,418)	19,447,678,578
Schwab U.S. Large-Cap Growth Index Fund	2,695,594,991	1,947,030,408	(73,094,860)	1,873,935,548
Schwab U.S. Large-Cap Value Index Fund	695,108,725	296,918,775	(74,512,288)	222,406,487
Schwab U.S. Mid-Cap Index Fund	1,781,212,787	599,408,849	(171,008,606)	428,400,243
Schwab International Index Fund	7,787,034,554	5,341,065,131	(825,737,519)	4,515,327,612
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab S&P 500 Index Fund	$1,129,115,422	$—	$83,063,145,130	$—	($328,612,934 )	$83,863,647,618
Schwab 1000 Index Fund	175,097,579	70,620,257	16,997,166,188	—	—	17,242,884,024
Schwab Small-Cap Index Fund	72,238,334	—	2,213,889,963	—	(182,290,902)	2,103,837,395
Schwab Total Stock Market Index Fund	273,799,369	—	19,447,678,578	—	(290,082,251)	19,431,395,696
Schwab U.S. Large-Cap Growth Index Fund	15,690,148	—	1,873,935,548	—	(18,748,526)	1,870,877,170
Schwab U.S. Large-Cap Value Index Fund	14,661,017	271,547	222,406,487	—	—	237,339,051
Schwab U.S. Mid-Cap Index Fund	29,232,824	10,278,308	428,400,243	—	—	467,911,375
Schwab International Index Fund	406,842,187	—	4,515,327,612	1,586,503	(705,567,789)	4,218,188,513
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$328,612,934
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	182,290,902
Schwab Total Stock Market Index Fund	290,082,251
Schwab U.S. Large-Cap Growth Index Fund	18,748,526
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	705,567,789

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
For the fiscal year ended October 31, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	77,204,524
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab U.S. Large-Cap Growth Index Fund	7,661,326
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$1,322,087,859	$—	$1,135,808,670	$—
Schwab 1000 Index Fund	218,384,415	—	204,576,918	—
Schwab Small-Cap Index Fund	105,904,769	—	86,736,454	—
Schwab Total Stock Market Index Fund	327,953,620	—	286,776,664	—
Schwab U.S. Large-Cap Growth Index Fund	16,684,287	—	11,280,497	—
Schwab U.S. Large-Cap Value Index Fund	15,576,212	4,943,466	16,362,330	—
Schwab U.S. Mid-Cap Index Fund	27,522,989	14,697,002	18,556,015	—
Schwab International Index Fund	309,722,312	—	284,048,299	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

 9. Share Splits:
On June 5, 2025, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab S&P 500 Index Fund	6-for-1
Schwab 1000 Index Fund	10-for-1
Schwab Total Stock Market Index Fund	7-for-1
Schwab U.S. Large-Cap Growth Index Fund	8-for-1
Schwab U.S. Large-Cap Value Index Fund	4-for-1
Schwab U.S. Mid-Cap Index Fund	5-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on August 14, 2025, and paid after the close of U.S. markets on August 15, 2025. Shares began trading at their post-split price on August 18, 2025. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the share split in the current and prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Schwab Capital Trust and Shareholders of Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab 1000 Index Fund, one of the funds constituting Schwab Investments, and Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund (the “Funds”), seven of the funds constituting Schwab Capital Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreements, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreements with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreements with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to ETFs, other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreements with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreements with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

MFR13810-28
00319729

Annual Holdings and Financial Statements | October 31, 2025
Schwab Fundamental Index* Funds

Schwab Fundamental
U.S. Large Company Index Fund
(formerly Schwab Fundamental
US Large Company Index Fund)
Schwab Fundamental
U.S. Small Company Index Fund
(formerly Schwab Fundamental
US Small Company Index Fund)
Schwab Fundamental International
Equity Index Fund
(formerly Schwab Fundamental International
Large Company Index Fund)
Schwab Fundamental International
Small Equity Index Fund
(formerly Schwab Fundamental International
Small Company Index Fund)
Schwab Fundamental Emerging
Markets Equity Index Fund
(formerly Schwab Fundamental Emerging
Markets Large Company Index Fund)
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
1

Schwab Fundamental U.S. Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$28.17	$21.69	$21.19	$23.19	$16.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.49	0.45	0.43	0.39
Net realized and unrealized gains (losses)	3.51	6.44	0.49	(1.33)	7.64
Total from investment operations	4.03	6.93	0.94	(0.90)	8.03
Less distributions:
Distributions from net investment income	(0.50)	(0.45)	(0.44)	(0.40)	(0.44)
Distributions from net realized gains	—	—	—	(0.70)	(0.68)
Total distributions	(0.50)	(0.45)	(0.44)	(1.10)	(1.12)
Net asset value at end of period	$31.70	$28.17	$21.69	$21.19	$23.19
Total return	14.48%	32.39%	4.48%	(4.18%)	51.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%[2]	0.25%[2]	0.25%
Net investment income (loss)	1.80%	1.89%	2.05%	1.95%	1.87%
Portfolio turnover rate[3]	10%	8%	7%	13%	16%
Net assets, end of period (x 1,000,000)	$10,559	$9,375	$6,836	$6,460	$6,821

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
2
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Adient PLC *	160,557	3,723,317
Aptiv PLC *	4,886	396,255
BorgWarner, Inc.	177,630	7,630,985
Dana, Inc.	167,765	3,405,629
Ford Motor Co.	4,385,989	57,588,035
General Motors Co.	1,233,818	85,244,486
Gentex Corp.	104,812	2,457,841
Goodyear Tire & Rubber Co. *	472,246	3,253,775
Harley-Davidson, Inc.	88,870	2,397,713
Lear Corp.	75,113	7,860,575
Tesla, Inc. *	88,146	40,243,938
Thor Industries, Inc.	51,680	5,392,808
		219,595,357

Banks 6.0%
Bank of America Corp.	2,158,403	115,366,640
Citigroup, Inc.	1,001,849	101,417,174
Citizens Financial Group, Inc.	176,699	8,988,678
Comerica, Inc.	65,635	5,021,078
East West Bancorp, Inc.	26,352	2,677,363
Fifth Third Bancorp	206,052	8,575,884
First Citizens BancShares, Inc., Class A	1,383	2,523,726
First Horizon Corp.	127,479	2,722,951
Flagstar Bank NA	165,419	1,889,085
Huntington Bancshares, Inc.	397,340	6,134,930
JPMorgan Chase & Co.	592,238	184,257,087
KeyCorp	396,460	6,973,731
M&T Bank Corp.	37,039	6,810,361
PNC Financial Services Group, Inc.	117,333	21,419,139
Regions Financial Corp.	286,296	6,928,363
Synovus Financial Corp.	39,275	1,753,236
Truist Financial Corp.	471,627	21,048,713
U.S. Bancorp	541,501	25,277,267
Webster Financial Corp.	26,942	1,536,772
Wells Fargo & Co.	1,160,484	100,927,294
Zions Bancorp NA	71,270	3,713,880
		635,963,352

Capital Goods 6.7%
3M Co.	164,719	27,425,714
A.O. Smith Corp.	36,779	2,427,046
Acuity, Inc.	9,457	3,452,278
AECOM	37,684	5,062,845
AGCO Corp.	46,065	4,752,065
Air Lease Corp., Class A	38,313	2,446,668
Allison Transmission Holdings, Inc.	27,023	2,230,749
AMETEK, Inc.	27,563	5,570,758
Atkore, Inc.	25,629	1,774,808
Boeing Co. *	39,760	7,992,555
Boise Cascade Co.	38,811	2,735,787
Builders FirstSource, Inc. *	72,472	8,419,072
Carlisle Cos., Inc.	10,411	3,384,096
Carrier Global Corp.	132,616	7,889,326
Caterpillar, Inc.	101,526	58,606,899
CNH Industrial NV	356,407	3,738,709
Cummins, Inc.	38,667	16,923,773
Curtiss-Wright Corp.	1,323	788,151
Deere & Co.	62,297	28,758,164
Donaldson Co., Inc.	29,689	2,501,298
Dover Corp.	29,287	5,314,419
Eaton Corp. PLC	47,169	17,997,804
SECURITY	NUMBER OF SHARES	VALUE ($)
EMCOR Group, Inc.	8,008	5,411,646
Emerson Electric Co.	118,849	16,587,755
Fastenal Co.	164,088	6,752,221
Ferguson Enterprises, Inc.	41,784	10,383,324
Fluor Corp. *	62,317	3,039,200
Fortive Corp.	57,961	2,917,757
Fortune Brands Innovations, Inc.	53,609	2,723,337
Gates Industrial Corp. PLC *	63,127	1,393,844
GE Vernova, Inc.	7,309	4,276,788
Generac Holdings, Inc. *	13,610	2,286,752
General Dynamics Corp.	69,328	23,911,227
General Electric Co.	66,797	20,636,933
Graco, Inc.	25,936	2,120,787
Honeywell International, Inc.	153,806	30,965,762
Howmet Aerospace, Inc.	29,859	6,149,461
Hubbell, Inc., Class B	7,748	3,641,560
Huntington Ingalls Industries, Inc.	20,297	6,536,040
IDEX Corp.	14,127	2,422,215
Illinois Tool Works, Inc.	53,855	13,136,312
Ingersoll Rand, Inc.	46,017	3,512,478
ITT, Inc.	15,521	2,872,471
Johnson Controls International PLC	135,451	15,494,240
L3Harris Technologies, Inc.	67,721	19,578,141
Lennox International, Inc.	861	434,805
Lincoln Electric Holdings, Inc.	10,996	2,578,012
Lockheed Martin Corp.	82,481	40,570,754
Masco Corp.	63,934	4,140,366
MasTec, Inc. *	15,067	3,076,079
Middleby Corp. *	14,998	1,863,202
MSC Industrial Direct Co., Inc., Class A	17,867	1,517,087
Mueller Industries, Inc.	29,883	3,163,713
Nordson Corp.	9,423	2,185,665
Northrop Grumman Corp.	41,654	24,303,026
nVent Electric PLC	29,448	3,367,379
Oshkosh Corp.	32,216	3,971,911
Otis Worldwide Corp.	55,900	5,185,284
Owens Corning	39,128	4,981,386
PACCAR, Inc.	151,749	14,932,102
Parker-Hannifin Corp.	14,227	10,995,052
Pentair PLC	26,669	2,836,248
Quanta Services, Inc.	17,400	7,814,862
Regal Rexnord Corp.	20,396	2,873,592
Resideo Technologies, Inc. *	96,911	4,147,791
Rockwell Automation, Inc.	19,276	7,100,507
RTX Corp.	277,480	49,530,180
Rush Enterprises, Inc., Class A	39,644	1,958,810
Sensata Technologies Holding PLC	90,832	2,891,183
Snap-on, Inc.	14,113	4,735,617
Stanley Black & Decker, Inc.	101,014	6,840,668
Textron, Inc.	71,496	5,777,592
Timken Co.	29,597	2,323,660
Toro Co.	29,908	2,235,025
TransDigm Group, Inc.	4,330	5,665,848
UFP Industries, Inc.	37,693	3,472,656
United Rentals, Inc.	13,950	12,152,961
Watsco, Inc.	6,855	2,522,709
WESCO International, Inc.	25,247	6,552,354
Westinghouse Air Brake Technologies Corp.	29,795	6,091,290
WillScot Holdings Corp.	54,925	1,194,619
WW Grainger, Inc.	7,196	7,044,884
Xylem, Inc.	29,942	4,516,751
		704,488,865

Commercial & Professional Services 0.9%
ABM Industries, Inc.	44,389	1,908,727
Automatic Data Processing, Inc.	44,015	11,457,105
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
3

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Booz Allen Hamilton Holding Corp., Class A	25,936	2,260,582
Broadridge Financial Solutions, Inc.	12,894	2,841,838
CACI International, Inc., Class A *	6,406	3,601,774
Cintas Corp.	31,387	5,752,295
Concentrix Corp.	46,753	1,884,613
Copart, Inc. *	55,927	2,405,420
Equifax, Inc.	12,497	2,638,117
Genpact Ltd.	55,674	2,123,963
Jacobs Solutions, Inc.	38,383	5,980,455
KBR, Inc.	39,398	1,687,810
Leidos Holdings, Inc.	36,904	7,029,105
ManpowerGroup, Inc.	105,329	3,229,387
Maximus, Inc.	19,578	1,627,323
Paychex, Inc.	41,422	4,847,617
Republic Services, Inc., Class A	25,894	5,392,167
Robert Half, Inc.	82,995	2,173,639
Science Applications International Corp.	24,823	2,326,163
SS&C Technologies Holdings, Inc.	48,346	4,105,542
TransUnion	25,172	2,043,463
Veralto Corp.	21,365	2,108,298
Verisk Analytics, Inc., Class A	14,562	3,185,583
Waste Management, Inc.	62,601	12,505,802
		95,116,788

Consumer Discretionary Distribution & Retail 4.5%
Academy Sports & Outdoors, Inc.	58,619	2,807,264
Advance Auto Parts, Inc.	108,208	5,099,843
Amazon.com, Inc. *	714,161	174,412,399
American Eagle Outfitters, Inc.	121,764	2,034,676
Asbury Automotive Group, Inc. *	13,512	3,169,915
AutoNation, Inc. *	29,182	5,832,606
AutoZone, Inc. *	1,651	6,066,484
Bath & Body Works, Inc.	104,798	2,565,455
Best Buy Co., Inc.	175,100	14,382,714
Burlington Stores, Inc. *	8,191	2,240,976
CarMax, Inc. *	79,856	3,346,765
Dick's Sporting Goods, Inc.	19,616	4,343,963
eBay, Inc.	190,637	15,500,694
Gap, Inc.	133,833	3,058,084
Genuine Parts Co.	55,544	7,071,307
Group 1 Automotive, Inc.	10,589	4,209,551
Home Depot, Inc.	183,171	69,529,880
Kohl's Corp.	591,479	9,623,363
Lithia Motors, Inc., Class A	19,610	6,159,109
LKQ Corp.	200,833	6,418,623
Lowe's Cos., Inc.	173,162	41,235,067
Macy's, Inc.	524,678	10,225,974
Murphy USA, Inc.	7,955	2,849,481
ODP Corp. *	129,584	3,612,802
O'Reilly Automotive, Inc. *	112,639	10,637,627
Penske Automotive Group, Inc.	12,729	2,037,531
Pool Corp.	7,777	2,076,926
QVC Group, Inc. *(a)	233,461	2,659,121
Ross Stores, Inc.	53,911	8,567,536
Signet Jewelers Ltd.	29,265	2,892,845
TJX Cos., Inc.	161,699	22,660,498
Tractor Supply Co.	106,705	5,773,808
Ulta Beauty, Inc. *	10,310	5,359,963
Williams-Sonoma, Inc.	24,714	4,802,919
		473,265,769

Consumer Durables & Apparel 1.5%
Brunswick Corp.	54,372	3,594,533
Capri Holdings Ltd. *	182,107	3,778,720
SECURITY	NUMBER OF SHARES	VALUE ($)
Carter's, Inc.	51,816	1,627,022
Crocs, Inc. *	15,871	1,296,502
Deckers Outdoor Corp. *	21,704	1,768,876
DR Horton, Inc.	125,905	18,769,917
Hanesbrands, Inc. *	338,705	2,238,840
Hasbro, Inc.	52,972	4,042,293
KB Home	41,884	2,614,399
Leggett & Platt, Inc.	237,997	2,222,892
Lennar Corp., Class A	131,824	16,315,857
M/I Homes, Inc. *	12,210	1,528,570
Mattel, Inc. *	86,803	1,595,439
Meritage Homes Corp.	46,204	3,121,542
Mohawk Industries, Inc. *	43,178	4,906,748
Newell Brands, Inc.	658,513	2,238,944
NIKE, Inc., Class B	369,063	23,837,779
NVR, Inc. *	966	6,965,652
Polaris, Inc.	63,705	4,210,901
PulteGroup, Inc.	93,918	11,257,951
PVH Corp.	58,473	4,580,190
Ralph Lauren Corp., Class A	9,530	3,046,360
Somnigroup International, Inc.	31,449	2,495,164
Tapestry, Inc.	60,717	6,667,941
Taylor Morrison Home Corp., Class A *	62,192	3,686,120
Toll Brothers, Inc.	37,146	5,012,853
TopBuild Corp. *	4,931	2,083,249
Tri Pointe Homes, Inc. *	73,025	2,325,846
VF Corp.	330,181	4,635,741
Whirlpool Corp.	74,527	5,338,369
		157,805,210

Consumer Services 1.2%
ADT, Inc.	206,586	1,826,220
Aramark	68,454	2,593,038
Booking Holdings, Inc.	3,332	16,919,030
Caesars Entertainment, Inc. *	110,486	2,220,769
Carnival Corp. *	96,797	2,790,657
Chipotle Mexican Grill, Inc., Class A *	84,135	2,666,238
Darden Restaurants, Inc.	27,037	4,870,716
Domino's Pizza, Inc.	6,192	2,467,264
Expedia Group, Inc.	17,932	3,945,040
Flutter Entertainment PLC *	10,192	2,370,557
Hilton Worldwide Holdings, Inc.	18,772	4,823,653
Las Vegas Sands Corp.	64,485	3,827,185
Marriott International, Inc., Class A	21,769	5,672,566
Marriott Vacations Worldwide Corp.	26,653	1,758,565
McDonald's Corp.	107,311	32,024,822
MGM Resorts International *	137,742	4,411,876
Penn Entertainment, Inc. *	127,304	2,095,424
Royal Caribbean Cruises Ltd.	5,359	1,537,122
Service Corp. International	33,853	2,827,064
Starbucks Corp.	233,066	18,848,047
Texas Roadhouse, Inc., Class A	8,192	1,340,047
Vail Resorts, Inc.	13,193	1,956,918
Yum! Brands, Inc.	49,453	6,834,899
		130,627,717

Consumer Staples Distribution & Retail 2.9%
Albertsons Cos., Inc., Class A	301,966	5,341,779
Andersons, Inc.	51,397	2,380,195
BJ's Wholesale Club Holdings, Inc. *	31,308	2,763,244
Casey's General Stores, Inc.	10,513	5,395,166
Costco Wholesale Corp.	60,140	54,814,603
Dollar General Corp.	179,223	17,682,141
Dollar Tree, Inc. *	131,218	13,006,328
Kroger Co.	429,206	27,310,378
Performance Food Group Co. *	78,445	7,588,769
See financial notes
4
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sprouts Farmers Market, Inc. *	15,213	1,201,219
Sysco Corp.	143,994	10,695,874
Target Corp.	317,675	29,454,826
U.S. Foods Holding Corp. *	101,217	7,350,379
United Natural Foods, Inc. *	118,227	4,451,247
Walmart, Inc.	1,148,295	116,184,488
		305,620,636

Energy 8.4%
Antero Resources Corp. *	113,409	3,505,472
APA Corp.	366,764	8,307,205
Baker Hughes Co., Class A	295,279	14,294,456
California Resources Corp.	36,481	1,720,809
Cheniere Energy, Inc.	42,020	8,908,240
Chevron Corp.	994,254	156,813,741
Chord Energy Corp.	26,076	2,365,615
Civitas Resources, Inc.	57,353	1,653,487
CNX Resources Corp. *	61,293	2,063,122
ConocoPhillips	671,954	59,709,832
Coterra Energy, Inc.	306,708	7,256,711
Delek U.S. Holdings, Inc.	28,501	1,076,198
Devon Energy Corp.	462,605	15,030,037
Diamondback Energy, Inc.	39,547	5,662,735
EOG Resources, Inc.	232,152	24,570,968
EQT Corp.	133,539	7,155,020
Expand Energy Corp.	105,569	10,906,333
Exxon Mobil Corp.	1,962,101	224,385,870
Halliburton Co.	408,039	10,951,767
Helmerich & Payne, Inc.	73,104	1,919,711
HF Sinclair Corp.	245,179	12,651,236
Kinder Morgan, Inc.	638,397	16,719,617
Marathon Petroleum Corp.	359,376	70,045,976
Matador Resources Co.	30,819	1,216,118
Murphy Oil Corp.	130,699	3,698,782
NOV, Inc.	211,387	3,086,250
Occidental Petroleum Corp.	379,225	15,624,070
ONEOK, Inc.	130,645	8,753,215
Ovintiv, Inc.	244,676	9,177,797
Patterson-UTI Energy, Inc.	234,896	1,472,798
PBF Energy, Inc., Class A	317,293	10,841,902
Peabody Energy Corp.	165,244	4,530,991
Phillips 66	356,223	48,496,199
Range Resources Corp.	62,569	2,224,328
SLB Ltd.	485,714	17,514,847
SM Energy Co.	81,618	1,705,000
Targa Resources Corp.	33,083	5,096,105
TechnipFMC PLC	65,561	2,710,947
Valero Energy Corp.	391,613	66,401,900
Williams Cos., Inc.	230,210	13,322,253
World Kinect Corp.	253,282	6,547,340
		890,095,000

Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	46,852	2,727,723
American Tower Corp.	63,302	11,329,792
AvalonBay Communities, Inc.	21,247	3,695,278
Brixmor Property Group, Inc.	17,691	462,797
BXP, Inc.	56,990	4,057,118
Camden Property Trust	19,472	1,937,075
Crown Castle, Inc.	101,763	9,181,058
Digital Realty Trust, Inc.	44,520	7,586,653
Equinix, Inc.	8,489	7,181,779
Equity Residential	78,188	4,647,495
Essex Property Trust, Inc.	10,139	2,552,696
Extra Space Storage, Inc.	19,540	2,609,372
Gaming & Leisure Properties, Inc.	43,753	1,954,009
SECURITY	NUMBER OF SHARES	VALUE ($)
Healthpeak Properties, Inc.	167,573	3,007,935
Host Hotels & Resorts, Inc.	235,748	3,776,683
Invitation Homes, Inc.	90,810	2,556,301
Iron Mountain, Inc.	43,560	4,484,502
Kimco Realty Corp.	114,208	2,359,537
Lamar Advertising Co., Class A	17,234	2,043,780
Medical Properties Trust, Inc. (b)	115,197	595,568
Mid-America Apartment Communities, Inc.	21,311	2,732,709
Millrose Properties, Inc., Class A	11,609	373,926
Park Hotels & Resorts, Inc.	40,663	418,422
Prologis, Inc.	96,417	11,964,385
Public Storage	17,558	4,890,956
Realty Income Corp.	79,405	4,603,902
Regency Centers Corp.	29,881	2,060,295
SBA Communications Corp., Class A	13,537	2,592,065
Simon Property Group, Inc.	45,610	8,016,414
Sun Communities, Inc.	23,154	2,931,296
UDR, Inc.	58,595	1,974,066
Ventas, Inc.	84,906	6,265,214
VICI Properties, Inc., Class A	107,042	3,210,190
Vornado Realty Trust	50,302	1,908,458
Welltower, Inc.	52,164	9,443,771
Weyerhaeuser Co.	356,299	8,194,877
WP Carey, Inc.	41,099	2,712,534
		153,040,631

Financial Services 7.2%
Affiliated Managers Group, Inc.	15,610	3,714,556
AGNC Investment Corp.	144,871	1,448,710
Ally Financial, Inc.	255,488	9,956,367
American Express Co.	87,081	31,412,729
Ameriprise Financial, Inc.	19,357	8,764,269
Annaly Capital Management, Inc.	185,255	3,921,848
Apollo Global Management, Inc.	16,293	2,025,383
Bank of New York Mellon Corp.	211,210	22,795,895
Berkshire Hathaway, Inc., Class A *	67	47,954,580
Berkshire Hathaway, Inc., Class B *	265,221	126,653,636
Blackrock, Inc.	21,752	23,553,283
Blackstone, Inc.	56,571	8,295,571
Block, Inc. *	67,104	5,095,878
Bread Financial Holdings, Inc.	55,144	3,454,772
Capital One Financial Corp.	258,972	56,971,250
Carlyle Group, Inc.	56,615	3,018,712
Charles Schwab Corp. (c)	160,877	15,206,094
CME Group, Inc.	37,566	9,973,397
Corebridge Financial, Inc.	135,395	4,408,461
Corpay, Inc. *	13,395	3,487,388
Equitable Holdings, Inc.	69,189	3,417,937
Evercore, Inc., Class A	10,516	3,097,593
Fidelity National Information Services, Inc.	143,079	8,945,299
Fiserv, Inc. *	69,285	4,620,617
Franklin Resources, Inc.	206,784	4,675,386
Global Payments, Inc.	114,377	8,893,956
Goldman Sachs Group, Inc.	75,750	59,794,778
Intercontinental Exchange, Inc.	60,536	8,855,812
Invesco Ltd.	236,527	5,605,690
Jack Henry & Associates, Inc.	12,930	1,925,794
Jackson Financial, Inc., Class A	35,257	3,554,258
Janus Henderson Group PLC	13,082	569,852
Jefferies Financial Group, Inc.	48,368	2,555,281
KKR & Co., Inc.	44,564	5,273,258
LPL Financial Holdings, Inc.	10,729	4,048,159
Mastercard, Inc., Class A	49,246	27,183,300
MGIC Investment Corp.	87,089	2,387,980
Moody's Corp.	12,835	6,164,651
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
5

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	277,318	45,480,152
MSCI, Inc., Class A	5,017	2,952,755
Nasdaq, Inc.	43,266	3,698,810
Navient Corp.	35,096	429,224
Northern Trust Corp.	52,504	6,755,690
OneMain Holdings, Inc.	112,216	6,642,065
PayPal Holdings, Inc. *	249,495	17,282,519
PROG Holdings, Inc.	64,290	1,859,910
Raymond James Financial, Inc.	29,317	4,651,728
Rithm Capital Corp.	252,269	2,767,391
S&P Global, Inc.	31,362	15,279,880
SEI Investments Co.	31,127	2,509,148
SLM Corp.	114,304	3,069,062
Starwood Property Trust, Inc.	124,473	2,262,919
State Street Corp.	108,036	12,495,444
StoneX Group, Inc. *	16,684	1,533,593
Synchrony Financial	320,720	23,855,154
T. Rowe Price Group, Inc.	115,900	11,883,227
Visa, Inc., Class A	112,574	38,358,465
Voya Financial, Inc.	31,139	2,318,610
Western Union Co.	383,631	3,579,277
		763,347,403

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	538,290	30,348,790
Archer-Daniels-Midland Co.	606,914	36,736,504
Brown-Forman Corp., Class B	86,033	2,342,679
Bunge Global SA	220,761	20,883,991
Campbell's Co.	89,431	2,694,556
Coca-Cola Co.	522,683	36,012,859
Conagra Brands, Inc.	321,970	5,534,664
Constellation Brands, Inc., Class A	46,243	6,075,405
Darling Ingredients, Inc. *	75,879	2,431,922
Flowers Foods, Inc.	115,462	1,377,462
General Mills, Inc.	250,726	11,686,339
Hershey Co.	30,032	5,094,328
Hormel Foods Corp.	131,944	2,848,671
Ingredion, Inc.	28,600	3,300,726
J.M. Smucker Co.	56,485	5,849,022
Kellanova	65,648	5,452,723
Keurig Dr. Pepper, Inc.	285,313	7,749,101
Kraft Heinz Co.	523,552	12,947,441
Lamb Weston Holdings, Inc.	43,267	2,670,872
McCormick & Co., Inc. - Non Voting Shares	53,380	3,424,861
Molson Coors Beverage Co., Class B	109,552	4,789,613
Mondelez International, Inc., Class A	374,961	21,545,259
Monster Beverage Corp. *	75,968	5,076,941
PepsiCo, Inc.	336,349	49,137,225
Philip Morris International, Inc.	258,722	37,341,346
Post Holdings, Inc. *	18,219	1,893,501
Tyson Foods, Inc., Class A	339,016	17,428,813
		342,675,614

Health Care Equipment & Services 5.9%
Abbott Laboratories	293,208	36,246,373
Align Technology, Inc. *	18,401	2,537,130
AMN Healthcare Services, Inc. *	69,080	1,360,185
Baxter International, Inc.	277,350	5,122,654
Becton Dickinson & Co.	71,327	12,746,848
Boston Scientific Corp. *	85,003	8,561,502
Cardinal Health, Inc.	48,728	9,295,841
Cencora, Inc.	20,052	6,773,766
Centene Corp. *	716,345	25,337,123
Cigna Group	202,686	49,538,485
Community Health Systems, Inc. *	482,712	1,872,923
SECURITY	NUMBER OF SHARES	VALUE ($)
Cooper Cos., Inc. *	33,258	2,325,067
CVS Health Corp.	1,455,841	113,773,974
DaVita, Inc. *	26,027	3,097,733
Dentsply Sirona, Inc.	169,755	2,140,610
Edwards Lifesciences Corp. *	85,595	7,057,308
Elevance Health, Inc.	142,095	45,072,534
Encompass Health Corp.	18,458	2,101,443
GE HealthCare Technologies, Inc.	125,139	9,379,168
HCA Healthcare, Inc.	57,873	26,603,061
Henry Schein, Inc. *	69,488	4,391,642
Hologic, Inc. *	75,121	5,552,193
Humana, Inc.	109,738	30,528,014
IDEXX Laboratories, Inc. *	5,972	3,759,434
Intuitive Surgical, Inc. *	13,048	6,971,285
Labcorp Holdings, Inc.	61,402	15,593,652
McKesson Corp.	18,973	15,393,554
Molina Healthcare, Inc. *	28,309	4,332,975
Quest Diagnostics, Inc.	39,097	6,879,117
QuidelOrtho Corp. *	44,635	1,204,699
ResMed, Inc.	13,652	3,370,406
Solventum Corp. *	62,602	4,322,042
STERIS PLC	15,844	3,734,431
Stryker Corp.	33,389	11,894,497
Teleflex, Inc.	15,425	1,919,950
Tenet Healthcare Corp. *	33,285	6,873,020
UnitedHealth Group, Inc.	317,427	108,420,366
Universal Health Services, Inc., Class B	36,786	7,982,930
Zimmer Biomet Holdings, Inc.	61,019	6,136,071
		620,204,006

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	43,364	3,802,589
Clorox Co.	24,702	2,777,987
Colgate-Palmolive Co.	145,240	11,190,742
Estee Lauder Cos., Inc., Class A	98,455	9,519,614
Kenvue, Inc.	479,079	6,884,365
Kimberly-Clark Corp.	78,647	9,414,832
Procter & Gamble Co.	512,415	77,051,844
		120,641,973

Insurance 2.6%
Aflac, Inc.	161,820	17,345,486
Allstate Corp.	93,481	17,903,481
American Financial Group, Inc.	35,844	4,719,938
American International Group, Inc.	368,529	29,099,050
Aon PLC, Class A	33,400	11,378,712
Arthur J Gallagher & Co.	16,612	4,144,528
Assurant, Inc.	12,586	2,664,708
Brown & Brown, Inc.	20,222	1,612,502
Chubb Ltd.	73,889	20,462,820
Cincinnati Financial Corp.	41,637	6,436,664
CNO Financial Group, Inc.	60,513	2,421,730
Fidelity National Financial, Inc.	91,334	5,045,290
First American Financial Corp.	59,797	3,737,910
Genworth Financial, Inc., Class A *	333,780	2,817,103
Globe Life, Inc.	21,871	2,876,255
Hanover Insurance Group, Inc.	3,294	562,879
Hartford Insurance Group, Inc.	83,917	10,420,813
Lincoln National Corp.	104,762	4,400,004
Loews Corp.	51,117	5,089,209
Markel Group, Inc. *	2,821	5,570,149
Marsh & McLennan Cos., Inc.	66,366	11,823,103
MetLife, Inc.	239,244	19,096,456
Old Republic International Corp.	113,812	4,491,022
Primerica, Inc.	7,333	1,905,627
Principal Financial Group, Inc.	98,365	8,266,595
See financial notes
6
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Progressive Corp.	68,229	14,055,174
Prudential Financial, Inc.	140,826	14,645,904
Reinsurance Group of America, Inc.	14,664	2,675,593
Travelers Cos., Inc.	73,241	19,673,997
Unum Group	56,238	4,128,994
W.R. Berkley Corp.	52,599	3,752,413
Willis Towers Watson PLC	19,465	6,094,491
		269,318,600

Materials 3.5%
Air Products & Chemicals, Inc.	38,880	9,431,899
Albemarle Corp.	52,130	5,120,730
Alcoa Corp.	151,384	5,569,417
Alpha Metallurgical Resources, Inc. *	11,332	1,963,382
Amcor PLC	934,882	7,385,568
AptarGroup, Inc.	13,959	1,619,384
Ashland, Inc.	29,043	1,420,203
Avery Dennison Corp.	22,374	3,912,989
Axalta Coating Systems Ltd. *	63,286	1,801,752
Ball Corp.	113,389	5,329,283
Celanese Corp., Class A	98,629	3,791,299
CF Industries Holdings, Inc.	96,594	8,045,314
Chemours Co.	178,904	2,395,525
Cleveland-Cliffs, Inc. *	705,454	8,768,793
Commercial Metals Co.	76,963	4,568,524
Corteva, Inc.	174,045	10,693,325
CRH PLC	184,127	21,929,526
Crown Holdings, Inc.	43,988	4,274,754
Dow, Inc.	873,791	20,839,915
DuPont de Nemours, Inc.	261,275	21,333,104
Eagle Materials, Inc.	8,571	1,819,795
Eastman Chemical Co.	84,549	5,032,356
Ecolab, Inc.	30,437	7,804,047
FMC Corp.	96,453	1,463,192
Freeport-McMoRan, Inc.	381,935	15,926,689
Graphic Packaging Holding Co.	139,396	2,228,942
Huntsman Corp.	304,636	2,522,386
International Flavors & Fragrances, Inc.	80,588	5,074,626
International Paper Co.	226,964	8,769,889
Linde PLC	69,173	28,935,066
Louisiana-Pacific Corp.	25,326	2,206,148
LyondellBasell Industries NV, Class A	277,527	12,882,803
Martin Marietta Materials, Inc.	7,944	4,870,466
Mosaic Co.	350,685	9,626,303
Newmont Corp.	247,855	20,068,819
Nucor Corp.	190,918	28,647,246
O-I Glass, Inc. *	178,285	2,012,838
Olin Corp.	198,764	4,114,415
Packaging Corp. of America	28,002	5,481,672
PPG Industries, Inc.	77,491	7,574,745
Reliance, Inc.	32,665	9,225,576
RPM International, Inc.	28,044	3,064,648
Sealed Air Corp.	65,526	2,195,776
Sherwin-Williams Co.	21,353	7,365,504
Solstice Advanced Materials, Inc. *	38,451	1,732,987
Sonoco Products Co.	65,143	2,642,851
Steel Dynamics, Inc.	92,476	14,500,237
Vulcan Materials Co.	16,656	4,821,912
Westlake Corp.	21,538	1,482,030
		374,288,650

Media & Entertainment 7.9%
Alphabet, Inc., Class A	850,094	239,037,932
Alphabet, Inc., Class C	687,693	193,805,641
Altice USA, Inc., Class A *	1,085,367	2,420,368
Charter Communications, Inc., Class A *	90,146	21,079,741
SECURITY	NUMBER OF SHARES	VALUE ($)
Comcast Corp., Class A	2,367,203	65,891,096
Electronic Arts, Inc.	54,249	10,853,055
Fox Corp., Class A	158,790	10,265,774
Interpublic Group of Cos., Inc.	177,246	4,548,132
Lionsgate Studios Corp. *	31,922	205,258
Meta Platforms, Inc., Class A	213,077	138,148,473
Netflix, Inc. *	24,882	27,839,475
News Corp., Class A	155,795	4,128,568
Nexstar Media Group, Inc., Class A	24,354	4,766,808
Omnicom Group, Inc.	85,456	6,410,909
Paramount Skydance Corp., Class B	775,599	11,936,469
Sirius XM Holdings, Inc.	114,106	2,474,959
Take-Two Interactive Software, Inc. *	12,522	3,210,265
TEGNA, Inc.	131,867	2,593,824
Walt Disney Co.	400,385	45,091,359
Warner Bros Discovery, Inc. *	1,714,070	38,480,871
		833,188,977

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	302,356	65,925,702
Agilent Technologies, Inc.	53,252	7,793,963
Amgen, Inc.	133,588	39,866,667
Avantor, Inc. *	225,095	2,660,623
Biogen, Inc. *	86,031	13,272,002
Bristol-Myers Squibb Co.	1,039,538	47,891,516
Charles River Laboratories International, Inc. *	10,653	1,918,286
Danaher Corp.	86,438	18,617,016
Elanco Animal Health, Inc. *	135,627	3,004,138
Eli Lilly & Co.	29,144	25,147,192
Gilead Sciences, Inc.	320,067	38,340,826
Illumina, Inc. *	25,252	3,119,632
IQVIA Holdings, Inc. *	41,111	8,898,887
Jazz Pharmaceuticals PLC *	15,457	2,127,502
Johnson & Johnson	606,820	114,610,093
Merck & Co., Inc.	702,625	60,411,698
Mettler-Toledo International, Inc. *	2,937	4,159,644
Moderna, Inc. *	339,490	9,220,548
Organon & Co.	381,087	2,572,337
Pfizer, Inc.	3,250,792	80,132,023
Regeneron Pharmaceuticals, Inc.	24,294	15,834,829
Revvity, Inc.	30,182	2,824,733
Thermo Fisher Scientific, Inc.	66,003	37,449,442
United Therapeutics Corp. *	5,099	2,271,248
Vertex Pharmaceuticals, Inc. *	20,858	8,876,539
Viatris, Inc.	1,106,947	11,467,971
Waters Corp. *	10,240	3,579,904
West Pharmaceutical Services, Inc.	10,535	2,971,607
Zoetis, Inc.	53,034	7,641,669
		642,608,237

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	75,441	11,499,471
Cushman & Wakefield PLC *	118,027	1,853,024
Jones Lang LaSalle, Inc. *	22,163	6,761,710
		20,114,205

Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. *	106,095	27,173,051
Analog Devices, Inc.	72,998	17,091,022
Applied Materials, Inc.	147,512	34,385,047
Broadcom, Inc.	205,589	75,991,862
First Solar, Inc. *	9,092	2,427,018
Intel Corp. *	3,773,964	150,920,820
KLA Corp.	13,476	16,288,980
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
7

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lam Research Corp.	218,281	34,370,526
Marvell Technology, Inc.	46,481	4,357,129
Microchip Technology, Inc.	135,016	8,427,699
Micron Technology, Inc.	314,662	70,411,916
MKS, Inc.	4,322	621,115
NVIDIA Corp.	244,248	49,457,777
ON Semiconductor Corp. *	114,185	5,718,385
Qorvo, Inc. *	60,316	5,725,195
QUALCOMM, Inc.	240,222	43,456,160
Skyworks Solutions, Inc.	73,126	5,683,353
Teradyne, Inc.	40,400	7,343,104
Texas Instruments, Inc.	163,523	26,402,424
		586,252,583

Software & Services 5.3%
Accenture PLC, Class A	122,359	30,601,986
Adobe, Inc. *	56,621	19,268,692
Akamai Technologies, Inc. *	45,783	3,438,303
Amdocs Ltd.	46,628	3,928,875
ASGN, Inc. *	35,017	1,567,361
Autodesk, Inc. *	11,187	3,371,090
Cadence Design Systems, Inc. *	12,546	4,249,205
Cognizant Technology Solutions Corp., Class A	223,661	16,300,414
DXC Technology Co. *	319,903	4,542,623
EPAM Systems, Inc. *	12,394	2,026,915
Fortinet, Inc. *	35,428	3,062,042
Gartner, Inc. *	8,606	2,137,214
Gen Digital, Inc.	129,311	3,408,638
GoDaddy, Inc., Class A *	16,100	2,143,393
International Business Machines Corp.	171,843	52,826,257
Intuit, Inc.	17,423	11,630,724
Kyndryl Holdings, Inc. *	104,354	3,017,918
Microsoft Corp.	598,379	309,846,630
Oracle Corp.	196,302	51,550,868
Palo Alto Networks, Inc. *	13,651	3,006,496
Roper Technologies, Inc.	9,992	4,457,931
Salesforce, Inc.	63,001	16,406,090
ServiceNow, Inc. *	2,161	1,986,564
Synopsys, Inc. *	8,655	3,927,812
Zoom Communications, Inc. *	23,166	2,020,770
		560,724,811

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	96,316	13,420,671
Apple, Inc.	1,820,056	492,088,541
Arista Networks, Inc. *	31,527	4,971,493
Arrow Electronics, Inc. *	69,009	7,697,954
Avnet, Inc.	139,899	6,778,107
CDW Corp.	34,400	5,482,328
Ciena Corp. *	32,005	6,078,390
Cisco Systems, Inc.	1,057,868	77,340,729
Coherent Corp. *	4,528	597,515
Corning, Inc.	190,731	16,990,317
Dell Technologies, Inc., Class C	52,281	8,470,045
F5, Inc. *	8,512	2,153,962
Flex Ltd. *	121,638	7,604,808
Hewlett Packard Enterprise Co.	846,673	20,675,755
HP, Inc.	610,720	16,898,622
Insight Enterprises, Inc. *	16,764	1,676,400
Jabil, Inc.	38,126	8,421,652
Keysight Technologies, Inc. *	28,307	5,179,049
Motorola Solutions, Inc.	12,662	5,149,762
NetApp, Inc.	48,675	5,732,941
Ralliant Corp.	13,132	576,757
Sandisk Corp. *	25,166	5,016,339
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanmina Corp. *	32,406	4,441,242
Seagate Technology Holdings PLC	65,559	16,775,237
TD SYNNEX Corp.	41,127	6,435,964
TE Connectivity PLC	71,938	17,769,405
Teledyne Technologies, Inc. *	5,971	3,145,642
Trimble, Inc. *	36,165	2,884,159
Vishay Intertechnology, Inc.	92,775	1,575,320
Western Digital Corp.	123,147	18,497,911
Xerox Holdings Corp.	539,268	1,790,370
Zebra Technologies Corp., Class A *	10,110	2,722,117
		795,039,504

Telecommunication Services 2.5%
AT&T, Inc.	4,068,352	100,691,712
Frontier Communications Parent, Inc. *	122,458	4,624,014
Liberty Global Ltd., Class C *	369,233	4,116,948
Liberty Latin America Ltd., Class C *	251,859	1,992,205
Lumen Technologies, Inc. *	2,826,898	29,060,511
Telephone & Data Systems, Inc.	67,276	2,611,654
T-Mobile U.S., Inc.	87,139	18,303,547
Verizon Communications, Inc.	2,588,978	102,885,986
		264,286,577

Transportation 2.0%
Alaska Air Group, Inc. *	42,347	1,767,140
American Airlines Group, Inc. *	38,150	500,910
Avis Budget Group, Inc. *	37,217	5,064,117
CH Robinson Worldwide, Inc.	60,917	9,380,609
CSX Corp.	649,138	23,381,951
Delta Air Lines, Inc.	38,604	2,215,098
Expeditors International of Washington, Inc.	71,251	8,685,497
FedEx Corp.	128,908	32,719,429
GXO Logistics, Inc. *	49,110	2,760,473
Hertz Global Holdings, Inc. *(b)	496,311	2,546,075
Hub Group, Inc., Class A	52,753	1,942,893
JB Hunt Transport Services, Inc.	33,213	5,608,347
Knight-Swift Transportation Holdings, Inc.	92,505	4,173,826
Landstar System, Inc.	19,457	2,498,863
Matson, Inc.	21,051	2,125,098
Norfolk Southern Corp.	71,027	20,127,631
Old Dominion Freight Line, Inc.	32,580	4,574,884
Ryder System, Inc.	33,217	5,621,313
Southwest Airlines Co.	17,957	544,097
Uber Technologies, Inc. *	43,868	4,233,262
U-Haul Holding Co., Non Voting Shares	37,443	1,815,611
Union Pacific Corp.	154,428	34,031,298
United Parcel Service, Inc., Class B	363,703	35,068,243
Werner Enterprises, Inc.	13,906	364,337
		211,751,002

Utilities 3.5%
AES Corp.	548,029	7,601,162
Alliant Energy Corp.	64,376	4,301,604
Ameren Corp.	67,336	6,869,619
American Electric Power Co., Inc.	153,322	18,438,504
American Water Works Co., Inc.	33,535	4,306,900
Atmos Energy Corp.	25,015	4,295,576
CenterPoint Energy, Inc.	185,203	7,082,163
CMS Energy Corp.	81,014	5,958,580
Consolidated Edison, Inc.	120,941	11,780,863
Constellation Energy Corp.	29,933	11,284,741
Dominion Energy, Inc.	307,388	18,040,602
DTE Energy Co.	55,849	7,569,773
See financial notes
8
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Duke Energy Corp.	249,884	31,060,581
Edison International	194,268	10,758,562
Entergy Corp.	119,549	11,487,463
Essential Utilities, Inc.	43,331	1,691,209
Evergy, Inc.	96,381	7,403,025
Eversource Energy	135,021	9,965,900
Exelon Corp.	392,904	18,120,732
FirstEnergy Corp.	201,896	9,252,894
MDU Resources Group, Inc.	10,208	195,789
National Fuel Gas Co.	28,072	2,215,162
NextEra Energy, Inc.	352,186	28,667,940
NiSource, Inc.	112,229	4,725,963
NRG Energy, Inc.	54,877	9,431,161
OGE Energy Corp.	66,286	2,925,864
PG&E Corp.	578,976	9,240,457
Pinnacle West Capital Corp.	42,115	3,728,020
Portland General Electric Co.	45,609	2,083,419
PPL Corp.	251,534	9,186,022
Public Service Enterprise Group, Inc.	115,859	9,333,601
Sempra	154,048	14,163,173
Southern Co.	271,970	25,576,059
UGI Corp.	154,322	5,158,984
Vistra Corp.	49,033	9,232,914
WEC Energy Group, Inc.	75,644	8,451,704
Xcel Energy, Inc.	163,669	13,285,013
		364,871,698
Total Common Stocks (Cost $6,153,932,380)		10,534,933,165

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)	16,247,111	16,247,111
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	3,049,050	3,049,050
		19,296,161
Total Short-Term Investments (Cost $19,296,161)		19,296,161
Total Investments in Securities (Cost $6,173,228,541)		10,554,229,326

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/19/25	79	27,152,300	282,106

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,958,030.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended October 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at October 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$—	$1,718,826	($396,790 )	($770,465 )	$735,535	$2,659,121	233,461	$—

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
9

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
Financial Services 0.2%
Charles Schwab Corp.	$10,859,939	$1,771,675	($1,248,924 )	$485,859	$3,337,545	$15,206,094	160,877	$169,124
Total	$10,859,939	$3,490,501	($1,645,714 )	($284,606 )	$4,073,080	$17,865,215		$169,124

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,534,933,165	$—	$—	$10,534,933,165
Short-Term Investments[1]	19,296,161	—	—	19,296,161
Futures Contracts[2]	282,106	—	—	282,106
Total	$10,554,511,432	$—	$—	$10,554,511,432

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
10
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $10,353,614)		$17,865,215
Investments in securities, at value - unaffiliated issuers (cost $6,162,874,927) including securities on loan of $2,958,030		10,536,364,111
Deposit with broker for futures contracts		1,892,885
Receivables:
Dividends		9,319,447
Fund shares sold		4,177,123
Variation margin on future contracts		70,526
Income from securities on loan	+	2,140
Total assets		10,569,691,447

Liabilities
Collateral held for securities on loan		3,049,050
Payables:
Fund shares redeemed		5,520,805
Investment adviser fees	+	2,369,054
Total liabilities		10,938,909
Net assets		$10,558,752,538

Net Assets by Source
Capital received from investors		$6,219,816,723
Total distributable earnings	+	4,338,935,815
Net assets		$10,558,752,538

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,558,752,538		333,112,559		$31.70

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
11

Schwab Fundamental U.S. Large Company Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $136,581)		$200,099,957
Dividends received from securities - affiliated issuers		169,124
Other Interest		106,449
Securities on loan, net	+	246,376
Total investment income		200,621,906

Expenses
Investment adviser fees		24,530,589
Total expenses	–	24,530,589
Net investment income		176,091,317

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(757,083)
Net realized gains on sales of securities - unaffiliated issuers		7,818,247
Net realized gains on sales of in-kind redemptions - affiliated issuers		472,477
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		756,476,873
Net realized gains on futures contracts	+	6,797,365
Net realized gains		770,807,879
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		4,073,080
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		399,214,293
Net change in unrealized appreciation (depreciation) on futures contracts	+	640,357
Net change in unrealized appreciation (depreciation)		403,927,730
Net realized and unrealized gains		1,174,735,609
Increase in net assets resulting from operations		$1,350,826,926
See financial notes
12
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$176,091,317	$160,455,183
Net realized gains		770,807,879	449,995,242
Net change in unrealized appreciation (depreciation)	+	403,927,730	1,637,312,062
Increase in net assets resulting from operations		$1,350,826,926	$2,247,762,487

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($165,577,503 )	($142,700,838 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		89,264,854	$2,591,635,358	92,576,928	$2,391,029,003
Shares reinvested		4,198,098	120,653,345	4,359,762	101,408,064
Shares redeemed	+	(93,209,553)	(2,713,839,462)	(79,224,901)	(2,058,413,474)
Net transactions in fund shares		253,399	($1,550,759 )	17,711,789	$434,023,593

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		332,859,160	$9,375,053,874	315,147,371	$6,835,968,632
Total increase	+	253,399	1,183,698,664	17,711,789	2,539,085,242
End of period		333,112,559	$10,558,752,538	332,859,160	$9,375,053,874
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
13

Schwab Fundamental U.S. Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.71	$13.80	$15.22	$19.32	$11.97
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.25	0.23	0.22	0.18
Net realized and unrealized gains (losses)	0.85	3.89	(0.67)	(2.17)	7.38
Total from investment operations	1.09	4.14	(0.44)	(1.95)	7.56
Less distributions:
Distributions from net investment income	(0.30)	(0.23)	(0.17)	(0.24)	(0.21)
Distributions from net realized gains	—	—	(0.81)	(1.91)	—
Total distributions	(0.30)	(0.23)	(0.98)	(2.15)	(0.21)
Net asset value at end of period	$18.50	$17.71	$13.80	$15.22	$19.32
Total return	6.16%	30.22%	(3.04%)	(11.37%)	63.73%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%[2]	0.25%
Net investment income (loss)	1.33%	1.49%	1.56%	1.35%	1.02%
Portfolio turnover rate[3]	30%	40%	22%	35%	36%
Net assets, end of period (x 1,000,000)	$1,747	$1,746	$1,524	$1,631	$1,945

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
14
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	482,444	2,991,153
Dorman Products, Inc. *	11,393	1,528,143
Fox Factory Holding Corp. *	60,641	1,340,773
Gentherm, Inc. *	43,401	1,597,157
LCI Industries	38,353	3,969,152
Modine Manufacturing Co. *	15,656	2,398,656
Patrick Industries, Inc.	34,476	3,598,260
Phinia, Inc.	56,407	2,928,087
Rivian Automotive, Inc., Class A *	44,460	603,322
Standard Motor Products, Inc.	27,779	1,031,434
Visteon Corp.	25,563	2,739,331
Winnebago Industries, Inc.	93,423	3,522,981
		28,248,449

Banks 7.4%
Ameris Bancorp	29,426	2,107,490
Associated Banc-Corp.	104,134	2,579,399
Atlantic Union Bankshares Corp.	73,218	2,381,049
Axos Financial, Inc. *	18,045	1,407,149
Bancorp, Inc. *	9,532	623,107
Bank of Hawaii Corp.	24,373	1,582,539
Bank OZK	75,459	3,394,900
BankUnited, Inc.	90,366	3,621,869
Banner Corp.	19,773	1,194,092
Beacon Financial Corp.	45,101	1,097,758
BOK Financial Corp.	14,149	1,479,702
Cadence Bank	85,084	3,211,070
Capitol Federal Financial, Inc.	81,134	490,049
Cathay General Bancorp	49,128	2,232,868
City Holding Co.	6,227	734,039
Columbia Banking System, Inc.	151,515	4,060,602
Commerce Bancshares, Inc.	44,236	2,328,141
Community Financial System, Inc.	23,491	1,303,281
Cullen/Frost Bankers, Inc.	23,546	2,899,455
Customers Bancorp, Inc. *	20,466	1,373,678
CVB Financial Corp.	81,245	1,492,471
Dime Community Bancshares, Inc.	19,039	499,774
Eagle Bancorp, Inc.	41,143	689,145
Eastern Bankshares, Inc.	45,879	804,259
Enterprise Financial Services Corp.	16,625	870,651
FB Financial Corp.	10,048	542,693
First Bancorp/Southern Pines NC	16,915	821,054
First Busey Corp.	39,110	874,500
First Commonwealth Financial Corp.	57,593	880,597
First Financial Bancorp	62,453	1,462,025
First Financial Bankshares, Inc.	32,791	1,012,914
First Hawaiian, Inc.	98,664	2,420,228
First Interstate BancSystem, Inc., Class A	67,893	2,121,656
First Merchants Corp.	33,182	1,177,297
FNB Corp.	221,082	3,475,409
Fulton Financial Corp.	100,119	1,739,067
Glacier Bancorp, Inc.	43,958	1,795,684
Hancock Whitney Corp.	48,118	2,748,019
Hilltop Holdings, Inc.	60,835	1,964,971
Home BancShares, Inc.	85,879	2,293,828
Hope Bancorp, Inc.	133,012	1,395,296
Independent Bank Corp.	22,153	1,490,675
International Bancshares Corp.	24,690	1,638,922
Lakeland Financial Corp.	10,108	576,661
SECURITY	NUMBER OF SHARES	VALUE ($)
Mechanics Bancorp, Class A *	43,864	587,339
National Bank Holdings Corp., Class A	12,680	452,169
NBT Bancorp, Inc.	23,023	931,741
Northwest Bancshares, Inc.	94,723	1,109,206
OceanFirst Financial Corp.	35,247	640,791
Old National Bancorp	129,813	2,652,080
Park National Corp.	5,885	895,638
Pathward Financial, Inc.	10,156	691,217
Pinnacle Financial Partners, Inc.	25,263	2,152,660
Preferred Bank	5,801	523,540
Prosperity Bancshares, Inc.	47,937	3,155,213
Provident Financial Services, Inc.	65,821	1,203,866
Renasant Corp.	35,680	1,199,918
S&T Bancorp, Inc.	23,231	851,184
Seacoast Banking Corp. of Florida	28,140	852,642
ServisFirst Bancshares, Inc.	12,407	871,840
Simmons First National Corp., Class A	110,164	1,914,650
Southside Bancshares, Inc.	18,048	507,510
Southstate Bank Corp.	40,473	3,587,932
Texas Capital Bancshares, Inc. *	21,081	1,767,431
Towne Bank	34,308	1,115,353
TriCo Bancshares	11,655	515,501
Triumph Financial, Inc. *	8,280	450,929
Trustmark Corp.	34,336	1,277,986
UMB Financial Corp.	22,580	2,413,350
United Bankshares, Inc.	75,361	2,697,170
United Community Banks, Inc.	55,186	1,611,431
Valley National Bancorp	340,474	3,700,952
WaFd, Inc.	62,365	1,810,456
Webster Financial Corp.	19,790	1,128,822
WesBanco, Inc.	49,247	1,482,335
Westamerica BanCorp	9,406	448,196
Western Alliance Bancorp	46,816	3,621,218
Wintrust Financial Corp.	25,789	3,353,086
WSFS Financial Corp.	29,938	1,559,470
		128,624,855

Capital Goods 13.3%
AAON, Inc.	10,143	997,970
AAR Corp. *	28,491	2,399,227
Advanced Drainage Systems, Inc.	30,525	4,275,026
Aebi Schmidt Holding AG	26,761	298,385
AeroVironment, Inc. *	2,956	1,093,454
Alamo Group, Inc.	7,448	1,331,107
Albany International Corp., Class A	25,604	1,448,674
American Woodmark Corp. *	30,793	1,962,438
API Group Corp. *	97,017	3,572,166
Apogee Enterprises, Inc.	33,539	1,227,863
Applied Industrial Technologies, Inc.	15,365	3,950,188
Arcosa, Inc.	29,862	3,045,924
Armstrong World Industries, Inc.	14,925	2,842,168
Astec Industries, Inc.	23,978	1,115,696
ATI, Inc. *	38,497	3,810,048
Atkore, Inc.	11,714	811,195
Atmus Filtration Technologies, Inc.	21,679	985,961
Axon Enterprise, Inc. *	686	502,310
AZZ, Inc.	13,563	1,354,266
BlueLinx Holdings, Inc. *	32,442	2,123,004
BWX Technologies, Inc.	24,018	5,130,485
Carpenter Technology Corp.	10,633	3,358,965
Chart Industries, Inc. *	9,141	1,824,726
Columbus McKinnon Corp.	50,307	816,483
Comfort Systems USA, Inc.	6,438	6,216,404
Construction Partners, Inc., Class A *	8,414	962,141
Core & Main, Inc., Class A *	76,280	3,980,290
Crane Co.	15,882	3,017,580
CSW Industrials, Inc.	3,002	751,761
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
15

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	7,715	4,596,057
DNOW, Inc. *	149,535	2,198,164
Douglas Dynamics, Inc.	17,725	535,827
Ducommun, Inc. *	7,329	672,436
DXP Enterprises, Inc. *	6,277	751,043
Dycom Industries, Inc. *	15,756	4,534,419
Enerpac Tool Group Corp., Class A	17,392	713,768
EnerSys	38,597	4,869,398
Enpro, Inc.	8,126	1,885,313
Esab Corp.	19,775	2,310,115
ESCO Technologies, Inc.	7,650	1,678,945
Everus Construction Group, Inc. *	25,056	2,277,340
Federal Signal Corp.	19,308	2,278,923
Flowserve Corp.	72,792	4,968,054
Franklin Electric Co., Inc.	22,686	2,149,952
FTAI Aviation Ltd.	12,883	2,227,471
Gates Industrial Corp. PLC *	37,085	818,837
GATX Corp.	20,496	3,214,798
Gibraltar Industries, Inc. *	28,314	1,766,510
GrafTech International Ltd. *	145,028	1,957,878
Granite Construction, Inc.	27,133	2,792,257
Greenbrier Cos., Inc.	43,170	1,803,211
Griffon Corp.	21,873	1,618,821
Hayward Holdings, Inc. *	88,887	1,508,412
HEICO Corp.	11,915	3,786,230
Helios Technologies, Inc.	26,193	1,450,044
Herc Holdings, Inc.	28,723	4,080,102
Hexcel Corp.	49,340	3,522,876
Hillenbrand, Inc.	109,937	3,474,009
Hillman Solutions Corp. *	153,597	1,416,164
Insteel Industries, Inc.	21,204	662,413
Janus International Group, Inc. *	73,225	702,960
JBT Marel Corp.	15,102	1,904,362
JELD-WEN Holding, Inc. *	476,123	2,066,374
Kadant, Inc.	3,462	957,797
Kennametal, Inc.	130,472	2,863,860
Kratos Defense & Security Solutions, Inc. *	26,085	2,363,301
Lennox International, Inc.	4,939	2,494,195
Leonardo DRS, Inc.	8,696	317,926
Lindsay Corp.	6,070	675,227
Manitowoc Co., Inc. *	86,262	877,285
Masterbrand, Inc. *	213,311	2,694,118
McGrath RentCorp	12,587	1,352,347
Mercury Systems, Inc. *	23,240	1,799,008
Miller Industries, Inc.	12,798	513,712
Moog, Inc., Class A	15,122	3,097,742
MRC Global, Inc. *	86,099	1,201,081
MSC Industrial Direct Co., Inc., Class A	14,168	1,203,005
Mueller Water Products, Inc., Class A	61,082	1,567,364
MYR Group, Inc. *	12,910	2,810,507
NEXTracker, Inc., Class A *	10,916	1,104,918
NPK International, Inc. *	62,002	762,625
Primoris Services Corp.	32,219	4,559,633
Proto Labs, Inc. *	15,711	781,779
Quanex Building Products Corp.	62,581	889,276
RBC Bearings, Inc. *	4,403	1,886,818
REV Group, Inc.	35,838	1,837,414
Simpson Manufacturing Co., Inc.	17,103	3,018,679
SiteOne Landscape Supply, Inc. *	24,470	3,175,472
Spirit AeroSystems Holdings, Inc., Class A *	21,499	788,798
SPX Technologies, Inc. *	8,942	2,002,024
Standex International Corp.	5,828	1,359,264
Sterling Infrastructure, Inc. *	6,331	2,392,485
Sunrun, Inc. *	19,386	402,453
Tennant Co.	15,542	1,243,360
Terex Corp.	82,989	3,819,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Titan International, Inc. *	85,506	645,570
Titan Machinery, Inc. *	45,968	753,875
Trex Co., Inc. *	38,067	1,839,397
Trinity Industries, Inc.	84,991	2,326,204
Tutor Perini Corp. *	40,148	2,704,369
V2X, Inc. *	10,850	619,427
Valmont Industries, Inc.	11,621	4,804,470
Vertiv Holdings Co., Class A	25,709	4,958,238
VSE Corp.	5,769	1,042,343
Wabash National Corp.	159,881	1,282,246
Watts Water Technologies, Inc., Class A	10,813	2,947,624
WillScot Holdings Corp.	17,040	370,620
Woodward, Inc.	20,002	5,242,724
Worthington Enterprises, Inc.	30,793	1,727,179
Zurn Elkay Water Solutions Corp.	37,116	1,748,535
		232,224,836

Commercial & Professional Services 4.7%
ACCO Brands Corp.	284,645	1,070,265
Alight, Inc., Class A	479,811	1,381,856
Amentum Holdings, Inc. *	46,915	1,051,365
Barrett Business Services, Inc.	11,113	449,743
Brady Corp., Class A	27,956	2,122,140
BrightView Holdings, Inc. *	62,159	765,799
Brink's Co.	29,824	3,315,236
Casella Waste Systems, Inc., Class A *	10,132	897,391
CBIZ, Inc. *	18,967	1,043,185
Civeo Corp.	22,406	465,597
Clarivate PLC *	311,078	1,057,665
Clean Harbors, Inc. *	17,218	3,624,561
Conduent, Inc. *	655,060	1,559,043
CoreCivic, Inc. *	138,405	2,564,645
CSG Systems International, Inc.	22,950	1,796,297
Dayforce, Inc. *	10,302	708,159
Deluxe Corp.	85,424	1,547,029
Ennis, Inc.	29,655	486,342
Enviri Corp. *	101,170	1,235,286
ExlService Holdings, Inc. *	43,648	1,706,637
Exponent, Inc.	14,347	1,015,911
FTI Consulting, Inc. *	21,643	3,571,311
GEO Group, Inc. *	121,531	2,062,381
Healthcare Services Group, Inc. *	106,847	1,909,356
Heidrick & Struggles International, Inc.	13,387	781,399
HNI Corp.	47,027	1,924,345
Huron Consulting Group, Inc. *	7,434	1,222,447
ICF International, Inc.	13,911	1,116,775
Insperity, Inc.	26,716	1,178,710
Interface, Inc., Class A	35,162	875,534
Kelly Services, Inc., Class A	182,212	2,042,597
Kforce, Inc.	38,214	966,814
Korn Ferry	46,535	3,010,814
Maximus, Inc.	13,534	1,124,946
MillerKnoll, Inc.	139,960	2,186,175
MSA Safety, Inc.	12,170	1,911,055
OPENLANE, Inc. *	94,147	2,487,364
Parsons Corp. *	23,114	1,921,698
Paycom Software, Inc.	8,289	1,550,789
Pitney Bowes, Inc.	69,525	686,907
Resources Connection, Inc.	127,741	562,060
Rollins, Inc.	54,960	3,166,246
Steelcase, Inc., Class A	173,470	2,768,581
Tetra Tech, Inc.	92,255	2,950,315
TriNet Group, Inc.	34,230	2,053,800
TrueBlue, Inc. *(a)	209,822	994,556
TTEC Holdings, Inc. *	201,497	703,225
UL Solutions, Inc., Class A	9,267	721,621
UniFirst Corp.	14,036	2,166,457
See financial notes
16
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Veralto Corp.	10,280	1,014,430
Verra Mobility Corp., Class A *	39,525	917,375
Vestis Corp.	336,887	1,768,657
		82,182,892

Consumer Discretionary Distribution & Retail 4.3%
1-800-Flowers.com, Inc., Class A *(b)	78,667	283,201
Abercrombie & Fitch Co., Class A *	30,556	2,216,838
A-Mark Precious Metals, Inc.	97,794	2,599,364
American Eagle Outfitters, Inc.	67,708	1,131,401
America's Car-Mart, Inc. *	11,399	253,514
Arko Corp.	94,015	414,136
Boot Barn Holdings, Inc. *	11,423	2,166,372
Buckle, Inc.	35,879	1,966,169
Caleres, Inc.	99,961	1,103,569
Camping World Holdings, Inc., Class A	43,111	567,341
Coupang, Inc., Class A *	141,771	4,532,419
Designer Brands, Inc., Class A (b)	233,930	863,202
Dillard's, Inc., Class A	4,022	2,413,522
Etsy, Inc. *	55,033	3,412,046
Five Below, Inc. *	30,838	4,849,892
Floor & Decor Holdings, Inc., Class A *	34,426	2,150,936
GameStop Corp., Class A *	141,179	3,146,880
Genesco, Inc. *	41,315	1,198,548
Guess?, Inc.	27,373	464,794
Haverty Furniture Cos., Inc.	32,026	698,487
MarineMax, Inc. *	48,870	1,210,510
Monro, Inc.	66,648	976,393
National Vision Holdings, Inc. *	124,778	3,213,033
Ollie's Bargain Outlet Holdings, Inc. *	24,224	2,926,501
OneWater Marine, Inc., Class A *	29,964	465,341
Petco Health & Wellness Co., Inc., Class A *	229,266	729,066
RH *	13,568	2,340,344
Sally Beauty Holdings, Inc. *	255,510	3,860,756
Shoe Carnival, Inc.	30,297	555,344
Signet Jewelers Ltd.	11,097	1,096,938
Sleep Number Corp. *(b)	94,930	522,115
Sonic Automotive, Inc., Class A	31,871	2,024,765
Stitch Fix, Inc., Class A *	124,331	520,947
Upbound Group, Inc.	103,381	2,003,524
Urban Outfitters, Inc. *	69,030	4,460,028
Valvoline, Inc. *	95,477	3,151,696
Victoria's Secret & Co. *	128,007	4,512,247
Wayfair, Inc., Class A *	30,405	3,147,222
Zumiez, Inc. *	54,832	1,187,113
		75,336,514

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	19,161	1,481,720
Beazer Homes USA, Inc. *	53,942	1,208,301
Cavco Industries, Inc. *	4,759	2,521,318
Century Communities, Inc.	59,095	3,510,243
Champion Homes, Inc. *	31,763	2,167,189
Columbia Sportswear Co.	44,537	2,210,371
Crocs, Inc. *	9,678	790,596
Ethan Allen Interiors, Inc.	27,444	663,321
G-III Apparel Group Ltd. *	96,316	2,586,085
GoPro, Inc., Class A *	899,374	1,771,767
Green Brick Partners, Inc. *	21,163	1,370,093
Helen of Troy Ltd. *	83,481	1,555,251
Hooker Furnishings Corp.	44,577	404,759
Hovnanian Enterprises, Inc., Class A *	6,225	748,432
Installed Building Products, Inc.	9,529	2,365,384
iRobot Corp. *(b)	162,036	515,274
Kontoor Brands, Inc.	28,907	2,339,154
SECURITY	NUMBER OF SHARES	VALUE ($)
La-Z-Boy, Inc.	59,722	1,893,187
Levi Strauss & Co., Class A	76,144	1,544,200
LGI Homes, Inc. *	39,528	1,613,138
M/I Homes, Inc. *	6,741	843,906
Malibu Boats, Inc., Class A *	30,837	859,427
MasterCraft Boat Holdings, Inc. *	27,523	552,111
Mattel, Inc. *	60,499	1,111,972
Movado Group, Inc.	32,567	593,045
Oxford Industries, Inc.	28,359	1,045,029
Peloton Interactive, Inc., Class A *	26,618	193,247
SharkNinja, Inc. *	19,311	1,651,091
Smith & Wesson Brands, Inc.	112,438	1,077,718
Sonos, Inc. *	111,320	1,911,364
Steven Madden Ltd.	93,670	3,176,350
Sturm Ruger & Co., Inc.	28,121	1,192,612
TopBuild Corp. *	3,413	1,441,924
Topgolf Callaway Brands Corp. *	223,858	2,106,504
Under Armour, Inc., Class A *	521,633	2,404,728
Wolverine World Wide, Inc.	55,205	1,253,154
YETI Holdings, Inc. *	51,108	1,737,161
		56,411,126

Consumer Services 4.5%
ADT, Inc.	142,391	1,258,736
Adtalem Global Education, Inc. *	20,812	2,039,992
Airbnb, Inc., Class A *	18,901	2,391,733
BJ's Restaurants, Inc. *	15,013	509,841
Bloomin' Brands, Inc.	238,106	1,626,264
Boyd Gaming Corp.	50,346	3,920,443
Bright Horizons Family Solutions, Inc. *	15,356	1,677,336
Brightstar Lottery PLC	180,104	3,000,533
Brinker International, Inc. *	9,392	1,020,535
Cheesecake Factory, Inc.	19,925	992,265
Chegg, Inc. *	540,486	572,915
Choice Hotels International, Inc.	9,403	874,103
Churchill Downs, Inc.	19,823	1,966,442
Cracker Barrel Old Country Store, Inc. (b)	56,408	1,900,950
Dave & Buster's Entertainment, Inc. *	48,363	710,452
Dine Brands Global, Inc.	31,848	787,283
DoorDash, Inc., Class A *	15,682	3,989,030
Frontdoor, Inc. *	23,342	1,550,609
Golden Entertainment, Inc.	28,923	584,245
Graham Holdings Co., Class B	3,188	3,226,670
Grand Canyon Education, Inc. *	17,788	3,349,480
H&R Block, Inc.	64,935	3,229,867
Hilton Grand Vacations, Inc. *	59,767	2,477,342
Hyatt Hotels Corp., Class A	10,614	1,458,470
Jack in the Box, Inc.	62,123	996,453
Laureate Education, Inc. *	143,395	4,162,757
Light & Wonder, Inc. *	36,481	2,652,169
Matthews International Corp., Class A	41,912	981,579
Papa John's International, Inc.	17,467	887,498
Perdoceo Education Corp.	43,694	1,387,721
Planet Fitness, Inc., Class A *	16,696	1,514,160
Red Rock Resorts, Inc., Class A	28,785	1,534,528
Royal Caribbean Cruises Ltd.	4,150	1,190,344
Sabre Corp. *	68,544	140,172
Six Flags Entertainment Corp. *	32,353	743,472
Strategic Education, Inc.	20,466	1,555,007
Stride, Inc. *	11,790	802,192
Texas Roadhouse, Inc., Class A	5,979	978,045
Travel & Leisure Co.	76,644	4,811,710
United Parks & Resorts, Inc. *	26,226	1,269,338
Wendy's Co.	188,014	1,605,640
Wingstop, Inc.	2,487	538,759
Wyndham Hotels & Resorts, Inc.	40,506	2,974,356
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
17

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	27,646	3,289,598
		79,131,034

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	26,274	1,216,749
Chefs' Warehouse, Inc. *	14,931	880,929
Grocery Outlet Holding Corp. *	131,756	1,793,199
Ingles Markets, Inc., Class A	62,464	4,316,262
Maplebear, Inc. *	11,228	413,864
PriceSmart, Inc.	31,006	3,563,830
Village Super Market, Inc., Class A	17,737	556,410
Weis Markets, Inc.	40,118	2,541,074
		15,282,317

Energy 5.0%
Antero Midstream Corp.	127,098	2,192,441
Archrock, Inc.	82,808	2,092,558
Berry Corp.	305,515	1,029,586
Bristow Group, Inc. *	17,152	698,086
Cactus, Inc., Class A	21,932	968,736
California Resources Corp.	15,870	748,588
Chord Energy Corp.	8,139	738,370
Civitas Resources, Inc.	20,635	594,907
CNX Resources Corp. *	30,078	1,012,426
Comstock Resources, Inc. *	65,377	1,225,819
Core Laboratories, Inc.	36,455	581,093
Core Natural Resources, Inc.	37,926	2,996,154
Crescent Energy Co., Class A	190,942	1,609,641
CVR Energy, Inc. *	88,780	3,159,680
Delek U.S. Holdings, Inc.	146,588	5,535,163
Dorian LPG Ltd.	49,232	1,420,343
DT Midstream, Inc.	28,641	3,135,903
Expro Group Holdings NV *	90,087	1,223,381
Green Plains, Inc. *	269,756	2,773,092
Gulfport Energy Corp. *	10,981	2,042,576
Helix Energy Solutions Group, Inc. *	160,944	1,081,544
Helmerich & Payne, Inc.	29,154	765,584
International Seaways, Inc.	41,262	2,113,852
Kodiak Gas Services, Inc.	15,577	574,480
Kosmos Energy Ltd. *	1,044,739	1,640,240
Liberty Energy, Inc., Class A	263,111	4,764,940
Magnolia Oil & Gas Corp., Class A	121,452	2,727,812
Matador Resources Co.	18,706	738,139
Nabors Industries Ltd. *	47,602	2,309,649
New Fortress Energy, Inc. *(b)	214,227	276,353
Noble Corp. PLC	69,121	2,028,701
Northern Oil & Gas, Inc.	72,172	1,597,166
Oceaneering International, Inc. *	57,199	1,332,165
Oil States International, Inc. *	115,178	687,613
Par Pacific Holdings, Inc. *	138,279	5,528,394
Patterson-UTI Energy, Inc.	130,413	817,690
Permian Resources Corp., Class A	183,740	2,307,774
ProPetro Holding Corp. *	217,938	2,262,196
Range Resources Corp.	25,295	899,237
REX American Resources Corp. *	24,341	779,642
RPC, Inc.	167,152	869,190
Select Water Solutions, Inc.	89,728	1,037,256
Summit Midstream Corp. *	19,563	428,821
Talos Energy, Inc. *	205,826	2,019,153
TechnipFMC PLC	43,543	1,800,503
Texas Pacific Land Corp.	1,543	1,455,635
Tidewater, Inc. *	11,262	569,745
Transocean Ltd. *	227,395	873,197
Valaris Ltd. *	25,526	1,432,519
Vital Energy, Inc. *	102,856	1,615,868
W&T Offshore, Inc. (b)	288,130	605,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Weatherford International PLC	43,620	3,214,358
		86,933,032

Equity Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	41,851	798,099
Agree Realty Corp.	18,286	1,335,061
Alexander & Baldwin, Inc.	50,775	810,877
American Assets Trust, Inc.	42,786	817,640
American Healthcare REIT, Inc.	23,358	1,058,585
American Homes 4 Rent, Class A	94,970	3,001,052
Americold Realty Trust, Inc.	212,753	2,742,386
Apple Hospitality REIT, Inc.	183,864	2,057,438
Brandywine Realty Trust	311,907	1,069,841
Brixmor Property Group, Inc.	110,013	2,877,940
Broadstone Net Lease, Inc.	87,544	1,568,788
CareTrust REIT, Inc.	25,909	897,747
Centerspace	8,360	495,330
COPT Defense Properties	71,466	2,013,197
Cousins Properties, Inc.	99,480	2,579,516
CubeSmart	74,943	2,823,103
DiamondRock Hospitality Co.	162,024	1,267,028
Diversified Healthcare Trust	434,682	1,851,745
Douglas Emmett, Inc.	168,308	2,177,906
Easterly Government Properties, Inc.	36,864	797,000
EastGroup Properties, Inc.	10,248	1,788,583
Elme Communities	52,247	859,463
Empire State Realty Trust, Inc., Class A	172,761	1,276,704
EPR Properties	45,978	2,253,842
Equity LifeStyle Properties, Inc.	49,662	3,031,865
Essential Properties Realty Trust, Inc.	30,246	903,750
Federal Realty Investment Trust	38,411	3,694,754
First Industrial Realty Trust, Inc.	40,839	2,257,580
Four Corners Property Trust, Inc.	28,306	669,154
Global Net Lease, Inc.	159,802	1,217,691
Healthcare Realty Trust, Inc., Class A	219,668	3,892,517
Highwoods Properties, Inc.	98,042	2,806,942
Hudson Pacific Properties, Inc. *	800,768	1,953,874
Independence Realty Trust, Inc.	67,634	1,077,410
Innovative Industrial Properties, Inc.	10,317	517,398
InvenTrust Properties Corp.	33,651	922,037
JBG SMITH Properties	134,920	2,629,591
Kilroy Realty Corp.	100,018	4,225,760
Kite Realty Group Trust	80,575	1,783,930
Lineage, Inc.	20,563	810,182
LTC Properties, Inc.	20,747	727,805
LXP Industrial Trust	201,152	1,908,932
Macerich Co.	158,595	2,719,904
Medical Properties Trust, Inc. (b)	612,570	3,166,987
National Health Investors, Inc.	16,490	1,228,670
National Storage Affiliates Trust	28,866	839,712
NNN REIT, Inc.	70,536	2,853,887
Omega Healthcare Investors, Inc.	94,345	3,965,320
Outfront Media, Inc.	122,184	2,161,435
Paramount Group, Inc. *	227,226	1,486,058
Park Hotels & Resorts, Inc.	224,838	2,313,583
Peakstone Realty Trust	80,715	1,090,460
Pebblebrook Hotel Trust	150,331	1,572,462
Phillips Edison & Co., Inc.	47,025	1,591,326
Piedmont Realty Trust, Inc., Class A	204,392	1,647,400
PotlatchDeltic Corp.	79,586	3,183,440
Rayonier, Inc.	94,838	2,093,075
Rexford Industrial Realty, Inc.	52,665	2,176,118
RLJ Lodging Trust	252,323	1,715,796
Ryman Hospitality Properties, Inc.	16,587	1,441,576
Sabra Health Care REIT, Inc.	131,528	2,343,829
Service Properties Trust (a)	1,024,148	2,191,677
Sila Realty Trust, Inc.	19,807	469,426
See financial notes
18
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SITE Centers Corp.	1,478	10,834
SL Green Realty Corp.	56,257	2,888,797
STAG Industrial, Inc.	66,785	2,555,862
Summit Hotel Properties, Inc.	92,562	475,769
Sunstone Hotel Investors, Inc.	182,683	1,616,745
Tanger, Inc.	41,613	1,354,919
Terreno Realty Corp.	18,167	1,037,881
Urban Edge Properties	69,966	1,345,446
Veris Residential, Inc.	48,584	697,666
Xenia Hotels & Resorts, Inc.	101,620	1,249,926
		129,736,029

Financial Services 7.0%
Acadian Asset Management, Inc.	25,004	1,202,692
Adamas Trust, Inc.	119,885	799,633
AGNC Investment Corp.	94,160	941,600
Apollo Commercial Real Estate Finance, Inc.	169,913	1,663,448
Apollo Global Management, Inc.	6,729	836,482
Arbor Realty Trust, Inc. (b)	165,042	1,665,274
ARES Management Corp., Class A	17,853	2,654,920
Artisan Partners Asset Management, Inc., Class A	55,117	2,406,408
B Riley Financial, Inc. *(b)	134,472	672,360
BGC Group, Inc., Class A	134,354	1,227,996
Blackstone Mortgage Trust, Inc., Class A	156,509	2,892,286
BrightSpire Capital, Inc., Class A	139,457	719,598
Chimera Investment Corp.	163,707	2,088,901
Claros Mortgage Trust, Inc. *	367,010	1,174,432
Cohen & Steers, Inc.	11,356	775,842
Coinbase Global, Inc., Class A *	4,514	1,551,823
Credit Acceptance Corp. *	5,331	2,384,769
DigitalBridge Group, Inc.	217,085	2,568,115
Donnelley Financial Solutions, Inc. *	22,525	1,035,024
Enact Holdings, Inc.	13,479	481,470
Encore Capital Group, Inc. *	45,303	1,883,699
Enova International, Inc. *	20,812	2,488,491
Essent Group Ltd.	52,089	3,155,031
Euronet Worldwide, Inc. *	32,763	2,485,401
EZCORP, Inc., Class A *	40,334	736,095
FactSet Research Systems, Inc.	8,588	2,291,278
Federal Agricultural Mortgage Corp., Class C	4,122	653,914
Federated Hermes, Inc.	74,684	3,620,680
FirstCash Holdings, Inc.	23,132	3,666,422
Franklin BSP Realty Trust, Inc.	77,145	782,250
Green Dot Corp., Class A *	63,704	739,603
Hamilton Lane, Inc., Class A	3,681	419,487
Houlihan Lokey, Inc., Class A	15,410	2,759,623
Interactive Brokers Group, Inc., Class A	30,246	2,128,109
Janus Henderson Group PLC	67,042	2,920,349
KKR Real Estate Finance Trust, Inc.	61,391	499,723
Ladder Capital Corp., Class A	100,728	1,064,695
LendingClub Corp. *	42,684	742,275
loanDepot, Inc., Class A *	313,179	945,801
MarketAxess Holdings, Inc.	10,330	1,653,420
MFA Financial, Inc.	123,618	1,111,326
Moelis & Co., Class A	43,708	2,768,028
Morningstar, Inc.	5,620	1,193,126
Navient Corp.	217,617	2,661,456
NCR Atleos Corp. *	78,679	2,903,255
Nelnet, Inc., Class A	8,405	1,084,665
NMI Holdings, Inc., Class A *	31,844	1,160,077
Oppenheimer Holdings, Inc., Class A	9,134	637,188
Paysafe Ltd. *	43,714	481,291
PennyMac Financial Services, Inc.	31,637	3,980,251
PennyMac Mortgage Investment Trust	113,858	1,370,850
SECURITY	NUMBER OF SHARES	VALUE ($)
Piper Sandler Cos.	6,985	2,230,031
PJT Partners, Inc., Class A	4,983	802,811
PRA Group, Inc. *	48,894	670,337
PROG Holdings, Inc.	18,948	548,166
Radian Group, Inc.	115,334	3,914,436
Ready Capital Corp. (b)	232,048	679,901
Redwood Trust, Inc.	109,474	581,307
Regional Management Corp.	17,162	675,325
Rocket Cos., Inc., Class A	420,485	7,005,280
Shift4 Payments, Inc., Class A *	4,855	335,480
Stifel Financial Corp.	37,688	4,463,390
Toast, Inc., Class A *	30,511	1,102,667
TPG RE Finance Trust, Inc.	61,851	535,011
TPG, Inc.	22,969	1,264,214
Tradeweb Markets, Inc., Class A	12,099	1,275,114
Two Harbors Investment Corp.	81,543	792,598
Victory Capital Holdings, Inc., Class A	20,167	1,255,799
Virtu Financial, Inc., Class A	76,783	2,675,120
Virtus Investment Partners, Inc.	5,852	952,823
Walker & Dunlop, Inc.	27,985	2,236,561
WEX, Inc. *	19,548	2,851,662
World Acceptance Corp. *	3,814	486,171
		122,065,136

Food, Beverage & Tobacco 1.7%
B&G Foods, Inc.	310,207	1,240,828
Boston Beer Co., Inc., Class A *	7,882	1,631,495
Calavo Growers, Inc.	27,491	610,575
Cal-Maine Foods, Inc.	31,044	2,725,663
Coca-Cola Consolidated, Inc.	21,574	2,812,818
Fresh Del Monte Produce, Inc.	106,396	3,761,099
Hain Celestial Group, Inc. *	602,599	699,015
J&J Snack Foods Corp.	9,054	766,421
John B Sanfilippo & Son, Inc.	14,736	925,126
Marzetti Co.	10,978	1,721,241
MGP Ingredients, Inc.	15,137	366,315
Nomad Foods Ltd.	189,995	2,146,944
Pilgrim's Pride Corp.	33,700	1,283,970
Seaboard Corp.	875	2,948,733
Seneca Foods Corp., Class A *	7,619	821,595
Simply Good Foods Co. *	37,871	741,135
TreeHouse Foods, Inc. *	110,331	2,008,024
Universal Corp.	50,743	2,571,655
		29,782,652

Health Care Equipment & Services 4.3%
Acadia Healthcare Co., Inc. *	119,197	2,562,735
AdaptHealth Corp., Class A *	151,417	1,361,239
Addus HomeCare Corp. *	8,777	1,025,944
agilon health, Inc. *	637,918	508,102
AMN Healthcare Services, Inc. *	40,643	800,261
Astrana Health, Inc. *	27,184	848,413
Avanos Medical, Inc. *	58,779	653,035
BrightSpring Health Services, Inc. *	24,016	793,729
Brookdale Senior Living, Inc. *	224,767	2,083,590
Chemed Corp.	7,606	3,280,468
Claritev Corp. *	26,063	1,696,701
Clover Health Investments Corp., Class A *	149,578	528,010
Concentra Group Holdings Parent, Inc.	132,268	2,634,779
CONMED Corp.	20,052	882,288
Cross Country Healthcare, Inc. *	82,487	1,011,291
Dexcom, Inc. *	43,902	2,555,974
Embecta Corp.	87,916	1,172,799
Enhabit, Inc. *	86,180	700,643
Enovis Corp. *	65,970	2,060,903
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
19

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ensign Group, Inc.	16,542	2,979,214
Envista Holdings Corp. *	181,217	3,687,766
Evolent Health, Inc., Class A *	63,431	423,085
Fulgent Genetics, Inc. *	30,763	690,629
Globus Medical, Inc., Class A *	26,955	1,627,812
Haemonetics Corp. *	25,583	1,279,406
HealthEquity, Inc. *	12,613	1,192,938
ICU Medical, Inc. *	12,366	1,485,033
Insulet Corp. *	2,947	922,440
Integer Holdings Corp. *	13,317	859,879
Integra LifeSciences Holdings Corp. *	126,531	1,519,637
Lantheus Holdings, Inc. *	9,386	541,478
LivaNova PLC *	21,220	1,116,809
Masimo Corp. *	14,510	2,040,831
Merit Medical Systems, Inc. *	14,454	1,265,303
National HealthCare Corp.	11,512	1,374,993
Neogen Corp. *	127,361	785,817
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
Omnicell, Inc. *	32,800	1,101,096
Option Care Health, Inc. *	102,101	2,657,689
Owens & Minor, Inc. *	439,561	1,745,057
Pediatrix Medical Group, Inc. *	97,914	1,661,601
Penumbra, Inc. *	3,389	770,557
Premier, Inc., Class A	173,441	4,877,161
Privia Health Group, Inc. *	34,555	839,687
QuidelOrtho Corp. *	20,137	543,498
RadNet, Inc. *	10,082	766,131
Select Medical Holdings Corp.	106,357	1,470,917
Surgery Partners, Inc. *	48,186	1,056,719
Teladoc Health, Inc. *	154,212	1,330,850
Varex Imaging Corp. *	62,139	726,405
Veeva Systems, Inc., Class A *	12,286	3,577,683
Waystar Holding Corp. *	11,732	420,592
		74,499,617

Household & Personal Products 1.2%
BellRing Brands, Inc. *	12,718	383,193
Central Garden & Pet Co. *	9,396	288,175
Central Garden & Pet Co., Class A *	70,206	1,952,429
Coty, Inc., Class A *	360,584	1,431,518
Edgewell Personal Care Co.	85,644	1,660,637
elf Beauty, Inc. *	6,292	768,505
Energizer Holdings, Inc.	78,736	1,829,037
Herbalife Ltd. *	338,722	2,709,776
Interparfums, Inc.	6,184	551,304
Medifast, Inc. *(a)	82,749	994,643
Nu Skin Enterprises, Inc., Class A	285,557	3,061,171
Reynolds Consumer Products, Inc.	49,649	1,213,422
Spectrum Brands Holdings, Inc.	56,287	3,032,744
USANA Health Sciences, Inc. *	28,522	603,240
WD-40 Co.	3,792	736,710
		21,216,504

Insurance 1.5%
AMERISAFE, Inc.	13,914	557,673
Brighthouse Financial, Inc. *	20,490	1,169,364
CNA Financial Corp.	18,652	830,947
Employers Holdings, Inc.	28,195	1,075,075
Erie Indemnity Co., Class A	6,249	1,828,707
Hanover Insurance Group, Inc.	16,522	2,823,279
Horace Mann Educators Corp.	25,374	1,134,472
Kemper Corp.	53,137	2,390,634
Kinsale Capital Group, Inc.	1,889	754,599
Mercury General Corp.	19,741	1,525,979
ProAssurance Corp. *	23,814	570,345
SECURITY	NUMBER OF SHARES	VALUE ($)
RLI Corp.	31,977	1,885,364
Safety Insurance Group, Inc.	15,157	1,041,741
Selective Insurance Group, Inc.	32,780	2,469,645
Stewart Information Services Corp.	41,295	2,819,210
White Mountains Insurance Group Ltd.	1,436	2,734,948
		25,611,982

Materials 5.1%
AdvanSix, Inc.	50,566	940,022
Alpha Metallurgical Resources, Inc. *	4,256	737,395
Ardagh Metal Packaging SA	141,245	504,245
Ashland, Inc.	13,423	656,385
Avient Corp.	82,773	2,654,530
Balchem Corp.	8,717	1,337,101
Cabot Corp.	42,382	2,859,937
Clearwater Paper Corp. *	47,133	831,897
Coeur Mining, Inc. *	116,685	2,003,482
Compass Minerals International, Inc. *	63,680	1,104,211
Ecovyst, Inc. *	210,832	1,726,714
Element Solutions, Inc.	131,381	3,510,500
Ferroglobe PLC	158,240	767,464
Greif, Inc., Class A	51,296	2,918,229
Hawkins, Inc.	7,168	1,016,781
HB Fuller Co.	52,724	3,024,776
Hecla Mining Co.	224,189	2,885,312
Ingevity Corp. *	49,583	2,663,599
Innospec, Inc.	22,431	1,650,473
Kaiser Aluminum Corp.	23,455	2,123,381
Knife River Corp. *	27,280	1,649,349
Koppers Holdings, Inc.	42,751	1,206,433
LSB Industries, Inc. *	68,322	575,955
Magnera Corp. *	31,070	282,426
Materion Corp.	14,843	1,701,453
Mativ Holdings, Inc.	153,185	1,636,016
Metallus, Inc. *	67,805	1,192,690
Minerals Technologies, Inc.	38,394	2,178,860
MP Materials Corp. *	11,125	701,876
Myers Industries, Inc.	45,304	785,118
NewMarket Corp.	4,692	3,602,987
Olympic Steel, Inc.	36,898	1,365,226
Orion SA	116,088	615,266
Perimeter Solutions, Inc. *	1,280	30,093
Quaker Chemical Corp.	11,289	1,567,929
Rayonier Advanced Materials, Inc. *	190,183	1,321,772
Royal Gold, Inc.	12,546	2,192,915
Ryerson Holding Corp.	144,164	3,180,258
Scotts Miracle-Gro Co.	38,822	2,077,753
Sensient Technologies Corp.	24,881	2,346,030
Silgan Holdings, Inc.	76,428	2,951,649
Southern Copper Corp.	36,611	5,081,607
Stepan Co.	41,711	1,808,172
SunCoke Energy, Inc.	152,896	1,224,697
Sylvamo Corp.	46,443	1,885,586
Tredegar Corp. *	61,718	426,471
TriMas Corp.	40,826	1,450,548
Trinseo PLC (b)	232,858	339,973
Tronox Holdings PLC	587,650	2,056,775
Warrior Met Coal, Inc.	63,129	4,282,671
Worthington Steel, Inc.	61,892	1,979,925
		89,614,913

Media & Entertainment 3.5%
Advantage Solutions, Inc. *	305,195	390,650
AMC Entertainment Holdings, Inc., Class A *	46,727	121,023
AMC Networks, Inc., Class A *	226,422	1,716,279
See financial notes
20
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Angi, Inc. *	14,087	186,934
Cable One, Inc.	12,728	1,890,744
Cargurus, Inc. *	37,782	1,326,904
Cars.com, Inc. *	65,699	705,607
Cinemark Holdings, Inc.	36,935	997,614
Clear Channel Outdoor Holdings, Inc. *	469,250	849,342
EchoStar Corp., Class A *	89,976	6,736,503
EW Scripps Co., Class A *(a)	544,618	1,323,422
Gannett Co., Inc. *	248,682	1,318,015
Gray Media, Inc.	540,559	2,470,355
IAC, Inc. *	54,821	1,766,333
iHeartMedia, Inc., Class A *	822,778	2,443,651
John Wiley & Sons, Inc., Class A	46,892	1,728,908
Liberty Broadband Corp., Class C *	21,424	1,153,040
Liberty Media Corp.-Liberty Formula One, Class C *	33,153	3,310,327
Lionsgate Studios Corp. *	50,706	326,040
Live Nation Entertainment, Inc. *	6,742	1,008,131
Match Group, Inc.	106,399	3,440,944
New York Times Co., Class A	56,353	3,211,557
Pinterest, Inc., Class A *	65,373	2,163,846
Roku, Inc. *	21,520	2,283,918
Scholastic Corp.	68,890	1,975,076
Shutterstock, Inc.	34,452	862,333
Sinclair, Inc.	204,846	2,798,196
Snap, Inc., Class A *	154,116	1,202,105
Thryv Holdings, Inc. *	65,366	503,972
TKO Group Holdings, Inc.	6,104	1,149,994
Trade Desk, Inc., Class A *	18,648	937,621
TripAdvisor, Inc. *	84,249	1,353,039
Warner Music Group Corp., Class A	30,344	969,794
WideOpenWest, Inc. *	127,124	652,146
Yelp, Inc., Class A *	72,464	2,389,863
Ziff Davis, Inc. *	67,339	2,282,792
ZoomInfo Technologies, Inc., Class A *	115,040	1,290,749
		61,237,767

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Amneal Pharmaceuticals, Inc. *	63,806	690,381
Azenta, Inc. *	25,303	764,151
BioMarin Pharmaceutical, Inc. *	43,098	2,308,760
Bio-Rad Laboratories, Inc., Class A *	11,952	3,819,262
Bio-Techne Corp.	37,387	2,339,305
Bruker Corp.	58,331	2,271,409
Charles River Laboratories International, Inc. *	5,791	1,042,785
Collegium Pharmaceutical, Inc. *	14,557	524,052
Corcept Therapeutics, Inc. *	16,040	1,178,459
Elanco Animal Health, Inc. *	84,448	1,870,523
Emergent BioSolutions, Inc. *	153,620	1,917,178
Exact Sciences Corp. *	22,761	1,472,409
Exelixis, Inc. *	74,855	2,894,643
Fortrea Holdings, Inc. *	290,942	3,043,253
Halozyme Therapeutics, Inc. *	22,692	1,479,291
Incyte Corp. *	54,891	5,131,211
Innoviva, Inc. *	40,019	728,346
Ironwood Pharmaceuticals, Inc., Class A *	594,623	1,141,676
Jazz Pharmaceuticals PLC *	10,133	1,394,706
Medpace Holdings, Inc. *	3,173	1,855,919
Myriad Genetics, Inc. *	87,904	706,748
Neurocrine Biosciences, Inc. *	17,401	2,491,997
Pacira BioSciences, Inc. *	22,000	470,360
Prestige Consumer Healthcare, Inc. *	23,438	1,420,343
Repligen Corp. *	7,729	1,152,085
Royalty Pharma PLC, Class A	120,762	4,533,405
Sotera Health Co. *	41,001	680,617
SECURITY	NUMBER OF SHARES	VALUE ($)
Supernus Pharmaceuticals, Inc. *	24,453	1,348,094
United Therapeutics Corp. *	2,895	1,289,520
Vir Biotechnology, Inc. *	26,321	156,873
		52,117,761

Real Estate Management & Development 1.9%
Anywhere Real Estate, Inc. *	612,411	6,154,731
Compass, Inc., Class A *	301,468	2,324,318
CoStar Group, Inc. *	46,923	3,228,772
Cushman & Wakefield PLC *	69,719	1,094,588
eXp World Holdings, Inc.	199,012	2,037,883
Howard Hughes Holdings, Inc. *	3,452	273,675
Kennedy-Wilson Holdings, Inc.	148,673	1,123,968
Marcus & Millichap, Inc.	26,878	785,106
Newmark Group, Inc., Class A	94,744	1,689,285
Opendoor Technologies, Inc. *	1,378,948	10,714,426
Zillow Group, Inc., Class C *	41,127	3,083,702
		32,510,454

Semiconductors & Semiconductor Equipment 3.2%
Allegro MicroSystems, Inc. *	26,973	807,032
Alpha & Omega Semiconductor Ltd. *	17,934	503,228
Amkor Technology, Inc.	167,930	5,420,780
Axcelis Technologies, Inc. *	17,904	1,424,442
Cirrus Logic, Inc. *	33,951	4,503,600
Cohu, Inc. *	52,879	1,257,991
Diodes, Inc. *	55,279	2,949,687
Enphase Energy, Inc. *	45,461	1,387,015
Entegris, Inc.	40,558	3,713,896
First Solar, Inc. *	6,272	1,674,248
FormFactor, Inc. *	36,660	2,014,467
GLOBALFOUNDRIES, Inc. *	49,666	1,768,110
Ichor Holdings Ltd. *	42,206	957,232
Lattice Semiconductor Corp. *	21,620	1,577,395
MACOM Technology Solutions Holdings, Inc. *	4,638	687,027
MaxLinear, Inc. *	60,786	920,908
MKS, Inc.	29,519	4,242,175
Monolithic Power Systems, Inc.	4,097	4,117,485
Onto Innovation, Inc. *	11,687	1,577,278
Penguin Solutions, Inc. *	42,970	956,942
Photronics, Inc. *	63,520	1,518,128
Power Integrations, Inc.	31,928	1,337,464
Rambus, Inc. *	16,183	1,664,260
Semtech Corp. *	19,144	1,299,112
Silicon Laboratories, Inc. *	22,526	2,952,708
Synaptics, Inc. *	25,904	1,837,630
Ultra Clean Holdings, Inc. *	57,109	1,565,358
Universal Display Corp.	9,909	1,459,398
		56,094,996

Software & Services 3.6%
ACI Worldwide, Inc. *	42,053	2,002,984
Alarm.com Holdings, Inc. *	13,541	666,488
AppLovin Corp., Class A *	4,543	2,895,390
Bentley Systems, Inc., Class B	7,487	380,564
Blackbaud, Inc. *	14,415	923,137
CCC Intelligent Solutions Holdings, Inc. *	74,877	652,927
Commvault Systems, Inc. *	8,168	1,137,149
Consensus Cloud Solutions, Inc. *	19,125	560,745
Crowdstrike Holdings, Inc., Class A *	1,498	813,429
Datadog, Inc., Class A *	4,007	652,380
DigitalOcean Holdings, Inc. *	14,422	586,399
Docusign, Inc., Class A *	6,887	503,715
Dolby Laboratories, Inc., Class A	35,646	2,364,043
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
21

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dropbox, Inc., Class A *	116,893	3,389,897
Dynatrace, Inc. *	19,483	985,255
Fair Isaac Corp. *	1,930	3,202,893
Globant SA *	12,290	756,818
Guidewire Software, Inc. *	6,031	1,409,083
HubSpot, Inc. *	877	431,414
InterDigital, Inc.	6,562	2,375,182
LiveRamp Holdings, Inc. *	49,607	1,356,255
Manhattan Associates, Inc. *	7,665	1,395,567
NCR Voyix Corp. *	195,384	2,229,331
Okta, Inc. *	13,409	1,227,326
Palantir Technologies, Inc., Class A *	13,171	2,640,390
Progress Software Corp. *	18,817	802,357
PTC, Inc. *	13,399	2,660,237
Qualys, Inc. *	9,889	1,218,918
RingCentral, Inc., Class A *	10,663	321,170
ServiceNow, Inc. *	1,269	1,166,566
Snowflake, Inc., Class A *	6,246	1,716,901
SPS Commerce, Inc. *	5,298	435,708
Teradata Corp. *	108,854	2,269,606
Twilio, Inc., Class A *	26,432	3,565,148
Tyler Technologies, Inc. *	3,659	1,742,635
Unisys Corp. *	119,060	425,044
Unity Software, Inc. *	56,110	2,126,569
Verint Systems, Inc. *	38,581	782,423
VeriSign, Inc.	16,464	3,948,067
Workday, Inc., Class A *	12,459	2,989,163
Zoom Communications, Inc. *	12,113	1,056,617
		62,765,890

Technology Hardware & Equipment 5.3%
Advanced Energy Industries, Inc.	15,858	3,214,892
Badger Meter, Inc.	4,714	850,641
Belden, Inc.	20,448	2,491,589
Benchmark Electronics, Inc.	55,745	2,442,746
Calix, Inc. *	21,173	1,448,657
Cognex Corp.	77,935	3,225,730
Coherent Corp. *	27,868	3,677,461
CommScope Holding Co., Inc. *	378,916	6,555,247
Crane NXT Co.	23,178	1,466,009
CTS Corp.	20,490	850,540
ePlus, Inc.	25,264	1,848,314
Ingram Micro Holding Corp.	47,934	1,100,565
IPG Photonics Corp. *	32,121	2,734,140
Itron, Inc. *	18,502	1,856,306
Kimball Electronics, Inc. *	41,999	1,221,121
Knowles Corp. *	72,956	1,722,491
Littelfuse, Inc.	14,527	3,534,564
Lumentum Holdings, Inc. *	35,444	7,144,093
Methode Electronics, Inc.	128,250	863,123
NETGEAR, Inc. *	27,922	969,452
NetScout Systems, Inc. *	76,890	2,137,542
Novanta, Inc. *	6,935	880,814
OSI Systems, Inc. *	7,564	2,106,271
PC Connection, Inc.	21,527	1,312,501
Plexus Corp. *	20,847	2,916,495
Pure Storage, Inc., Class A *	22,699	2,240,391
Rogers Corp. *	18,004	1,576,070
ScanSource, Inc. *	40,261	1,727,398
Super Micro Computer, Inc. *	98,433	5,114,579
TTM Technologies, Inc. *	87,855	5,903,856
Viasat, Inc. *	261,392	10,408,629
Viavi Solutions, Inc. *	164,212	2,906,552
Vishay Intertechnology, Inc.	70,951	1,204,748
Vontier Corp.	82,983	3,194,846
		92,848,373

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.5%
Array Digital Infrastructure, Inc.	12,985	637,823
Cogent Communications Holdings, Inc.	23,870	984,638
GCI Liberty, Inc. *(c)	14,650	0
GCI Liberty, Inc., Class C *	2,949	108,007
IDT Corp., Class B	9,704	491,605
IHS Holding Ltd. *	170,954	1,171,035
Iridium Communications, Inc.	65,287	1,250,246
Liberty Latin America Ltd., Class C *	152,108	1,203,174
Shenandoah Telecommunications Co.	47,369	583,586
Uniti Group, Inc.	311,109	1,791,988
		8,222,102

Transportation 2.3%
Allegiant Travel Co. *	23,735	1,475,842
American Airlines Group, Inc. *	195,404	2,565,655
ArcBest Corp.	43,547	3,236,413
Covenant Logistics Group, Inc., Class A	19,973	402,855
Forward Air Corp. *	50,502	949,943
Genco Shipping & Trading Ltd.	56,333	959,914
Global Ship Lease, Inc., Class A	31,395	989,884
Heartland Express, Inc.	82,214	641,269
JetBlue Airways Corp. *	528,549	2,219,906
Kirby Corp. *	29,772	3,080,807
Lyft, Inc., Class A *	11,706	239,505
Marten Transport Ltd.	96,358	987,669
RXO, Inc. *	130,697	2,317,258
Saia, Inc. *	10,463	3,060,427
Schneider National, Inc., Class B	65,998	1,410,377
SkyWest, Inc. *	31,621	3,177,278
Southwest Airlines Co.	70,320	2,130,696
Sun Country Airlines Holdings, Inc. *	37,792	464,086
United Airlines Holdings, Inc. *	39,096	3,676,588
Werner Enterprises, Inc.	99,334	2,602,551
XPO, Inc. *	27,900	4,013,973
		40,602,896

Utilities 3.3%
ALLETE, Inc.	43,935	2,958,144
American States Water Co.	14,148	1,008,894
Avista Corp.	75,254	2,863,415
Black Hills Corp.	65,210	4,136,270
California Water Service Group	28,316	1,256,664
Chesapeake Utilities Corp.	8,792	1,119,046
Clearway Energy, Inc., Class C	63,035	2,012,708
Essential Utilities, Inc.	31,582	1,232,645
H2O America	19,318	893,458
Hawaiian Electric Industries, Inc. *	328,354	3,815,473
IDACORP, Inc.	27,560	3,555,791
MDU Resources Group, Inc.	101,713	1,950,855
MGE Energy, Inc.	14,799	1,226,393
New Jersey Resources Corp.	64,315	2,849,154
Northwest Natural Holding Co.	37,562	1,710,198
Northwestern Energy Group, Inc.	53,355	3,183,693
ONE Gas, Inc.	45,089	3,615,687
Ormat Technologies, Inc.	22,036	2,343,969
Otter Tail Corp.	26,870	2,074,901
Southwest Gas Holdings, Inc.	54,528	4,334,976
Spire, Inc.	46,632	4,029,005
Talen Energy Corp. *	5,136	2,053,270
TXNM Energy, Inc.	64,849	3,683,423
See financial notes
22
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unitil Corp.	9,890	482,138
		58,390,170
Total Common Stocks (Cost $1,288,390,384)		1,741,692,297

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)	2,414,661	2,414,661
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	5,170,471	5,170,471
		7,585,132
Total Short-Term Investments (Cost $7,585,132)		7,585,132
Total Investments in Securities (Cost $1,295,975,516)		1,749,277,429

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	43	5,353,285	7,111

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,741,545.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended October 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at October 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$1,187,916	($289,809 )	($182,861 )	($182,493 )	$994,556	209,822	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	1,210,030	(1,156,492)	(1,642,637)	837,451	—	—	66,762

Equity Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust	2,705,178	1,217,993	(1,502,122)	446,876	(1,016,180)	—	—	12,934
Service Properties Trust	—	1,218,398	(379,539)	(208,091)	(422,902)	2,191,677	1,024,148	37,795
						2,191,677

Household & Personal Products 0.1%
Medifast, Inc.	—	1,139,675	(110,849)	(268,676)	56,042	994,643	82,749	—

Media & Entertainment 0.1%
EW Scripps Co.	—	1,630,084	(135,058)	(162,623)	(262,065)	1,323,422	544,618	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	2,807,241	877,040	(1,997,097)	1,238,931	(1,008,937)	—	—	—
Total	$5,512,419	$8,481,136	($5,570,966 )	($779,081 )	($1,999,084 )	$5,504,298		$117,491
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
23

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,658,970,578	$—	$—	$1,658,970,578
Health Care Equipment & Services	74,499,617	—	0 *	74,499,617
Telecommunication Services	8,222,102	—	0 *	8,222,102
Short-Term Investments[1]	7,585,132	—	—	7,585,132
Futures Contracts[2]	7,111	—	—	7,111
Total	$1,749,284,540	$—	$0	$1,749,284,540

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
24
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $8,895,534)		$5,504,298
Investments in securities, at value - unaffiliated issuers (cost $1,287,079,982) including securities on loan of $4,741,545		1,743,773,131
Cash		340,339
Deposit with broker for futures contracts		248,859
Receivables:
Fund shares sold		2,808,847
Dividends		574,690
Income from securities on loan		24,381
Variation margin on future contracts	+	19,380
Total assets		1,753,293,925

Liabilities
Collateral held for securities on loan		5,170,471
Payables:
Fund shares redeemed		1,126,252
Investment adviser fees	+	398,240
Total liabilities		6,694,963
Net assets		$1,746,598,962

Net Assets by Source
Capital received from investors		$1,425,828,752
Total distributable earnings	+	320,770,210
Net assets		$1,746,598,962

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,746,598,962		94,427,901		$18.50

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
25

Schwab Fundamental U.S. Small Company Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,253)		$27,141,640
Dividends received from securities - affiliated issuers		117,491
Other Interest		21,333
Securities on loan, net	+	263,605
Total investment income		27,544,069

Expenses
Investment adviser fees		4,371,488
Total expenses	–	4,371,488
Net investment income		23,172,581

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,641,305)
Net realized gains on sales of securities - unaffiliated issuers		3,589,223
Net realized gains on sales of in-kind redemptions - affiliated issuers		1,862,224
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		135,851,399
Net realized gains on futures contracts	+	405,927
Net realized gains		139,067,468
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,999,084)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(53,344,037)
Net change in unrealized appreciation (depreciation) on futures contracts		45,970
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	11
Net change in unrealized appreciation (depreciation)		(55,297,140)
Net realized and unrealized gains		83,770,328
Increase in net assets resulting from operations		$106,942,909
See financial notes
26
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$23,172,581	$27,451,939
Net realized gains		139,067,468	82,788,184
Net change in unrealized appreciation (depreciation)	+	(55,297,140)	353,444,664
Increase in net assets resulting from operations		$106,942,909	$463,684,787

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($29,592,585 )	($25,436,316 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		30,039,325	$525,811,632	41,441,738	$684,183,548
Shares reinvested		1,105,993	20,648,891	1,165,225	17,979,415
Shares redeemed	+	(35,275,321)	(623,061,787)	(54,430,530)	(918,346,336)
Net transactions in fund shares		(4,130,003)	($76,601,264 )	(11,823,567)	($216,183,373 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,557,904	$1,745,849,902	110,381,471	$1,523,784,804
Total increase (decrease)	+	(4,130,003)	749,060	(11,823,567)	222,065,098
End of period		94,427,901	$1,746,598,962	98,557,904	$1,745,849,902
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
27

Schwab Fundamental International Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$11.11	$9.59	$8.41	$10.56	$7.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.35	0.33	0.34	0.31
Net realized and unrealized gains (losses)	2.67	1.51	1.11	(2.10)	2.96
Total from investment operations	3.06	1.86	1.44	(1.76)	3.27
Less distributions:
Distributions from net investment income	(0.37)	(0.34)	(0.26)	(0.39)	(0.22)
Net asset value at end of period	$13.80	$11.11	$9.59	$8.41	$10.56
Total return	28.74%	19.74%	17.40%	(17.25%)	44.03%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%[2]	0.25%[2]	0.25%
Net investment income (loss)	3.25%	3.24%	3.40%	3.56%	3.10%
Portfolio turnover rate	20%	12%	15%	13%	21%
Net assets, end of period (x 1,000,000)	$3,824	$2,929	$2,085	$1,565	$1,406

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
28
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.8% OF NET ASSETS

Australia 4.5%
AGL Energy Ltd.	255,022	1,544,838
Ampol Ltd.	113,602	2,282,223
ANZ Group Holdings Ltd.	405,360	9,709,061
APA Group	221,695	1,331,485
Aristocrat Leisure Ltd.	31,147	1,288,711
Aurizon Holdings Ltd.	618,890	1,388,475
BHP Group Ltd.	1,200,870	34,234,637
BlueScope Steel Ltd.	198,606	2,971,373
Brambles Ltd.	147,476	2,396,421
Coles Group Ltd.	233,757	3,371,373
Commonwealth Bank of Australia	108,201	12,140,692
Computershare Ltd.	32,996	788,260
CSL Ltd.	25,739	2,999,528
Downer EDI Ltd.	288,487	1,457,154
Dyno Nobel Ltd.	496,256	1,044,308
Endeavour Group Ltd.	420,145	1,005,177
Fortescue Ltd.	497,115	6,913,492
Goodman Group	36,729	792,177
Insurance Australia Group Ltd.	228,931	1,176,897
JB Hi-Fi Ltd.	18,683	1,278,036
Lendlease Corp. Ltd.	270,991	982,716
Macquarie Group Ltd.	27,161	3,874,097
Medibank Pvt Ltd.	437,396	1,395,945
Metcash Ltd.	460,205	1,146,335
Mineral Resources Ltd. *	42,205	1,332,939
Mirvac Group	142,525	214,561
National Australia Bank Ltd.	303,565	8,654,655
Northern Star Resources Ltd.	78,054	1,258,608
Orica Ltd.	81,683	1,187,699
Origin Energy Ltd.	240,911	1,930,617
QBE Insurance Group Ltd.	150,114	1,947,665
Ramsay Health Care Ltd.	46,195	969,172
Rio Tinto Ltd.	114,401	9,933,010
Santos Ltd.	642,178	2,652,282
Scentre Group	462,582	1,232,242
Sims Ltd.	21,705	226,424
Sonic Healthcare Ltd.	105,887	1,465,539
South32 Ltd.	1,252,051	2,589,350
Stockland	308,513	1,275,510
Suncorp Group Ltd.	139,288	1,788,027
Telstra Group Ltd.	801,909	2,561,967
Transurban Group	202,280	1,913,911
Treasury Wine Estates Ltd.	25,097	98,302
Viva Energy Group Ltd.	587,935	705,719
Wesfarmers Ltd.	108,502	5,955,236
Westpac Banking Corp.	385,799	9,762,437
Whitehaven Coal Ltd.	349,056	1,640,598
Woodside Energy Group Ltd.	388,938	6,302,914
Woolworths Group Ltd.	218,240	4,054,680
Worley Ltd.	151,783	1,417,500
		170,584,975

Austria 0.4%
ams-OSRAM AG *	98,376	1,361,276
BAWAG Group AG *	10,119	1,307,691
Erste Group Bank AG	37,463	3,880,750
OMV AG	88,524	4,846,346
Raiffeisen Bank International AG	48,810	1,819,645
voestalpine AG	77,564	2,761,744
SECURITY	NUMBER OF SHARES	VALUE ($)
Wienerberger AG	30,550	906,866
		16,884,318

Belgium 0.6%
Ageas SA	29,270	1,937,076
Anheuser-Busch InBev SA	152,883	9,322,377
KBC Group NV	32,295	3,885,392
Proximus SADP	134,273	1,153,374
Syensqo SA	18,092	1,493,428
UCB SA	6,699	1,722,594
Umicore SA	218,511	4,161,010
		23,675,251

Canada 8.0%
Agnico Eagle Mines Ltd.	18,332	2,948,439
Algonquin Power & Utilities Corp.	182,306	1,017,758
Alimentation Couche-Tard, Inc.	167,768	8,526,258
AltaGas Ltd.	51,673	1,516,793
ARC Resources Ltd.	99,560	1,836,382
Atco Ltd., Class I	32,421	1,221,668
AtkinsRealis Group, Inc.	4,164	293,652
B2Gold Corp.	315,249	1,380,078
Bank of Montreal	78,289	9,725,352
Bank of Nova Scotia	209,635	13,749,473
Barrick Mining Corp.	294,474	9,666,381
Bausch Health Cos., Inc. *	215,361	1,517,070
BCE, Inc.	161,810	3,698,712
Brookfield Corp.	178,534	8,221,795
Brookfield Infrastructure Corp., Class A	559	25,328
Canadian Imperial Bank of Commerce	108,751	9,010,697
Canadian National Railway Co.	62,167	5,961,171
Canadian Natural Resources Ltd.	420,286	13,445,676
Canadian Pacific Kansas City Ltd.	51,140	3,680,126
Canadian Tire Corp. Ltd., Class A (a)	19,716	2,261,109
Capital Power Corp.	15,489	784,085
CCL Industries, Inc., Class B	18,987	1,059,173
Cenovus Energy, Inc.	485,051	8,196,292
CGI, Inc.	26,159	2,276,545
Constellation Software, Inc.	345	907,934
Dollarama, Inc.	9,643	1,253,442
Element Fleet Management Corp.	26,417	712,527
Emera, Inc.	43,358	2,061,325
Empire Co. Ltd., Class A	52,722	1,791,168
Enbridge, Inc.	298,627	13,924,784
Fairfax Financial Holdings Ltd.	2,398	3,893,239
Finning International, Inc.	36,256	1,960,727
First Quantum Minerals Ltd. *	129,796	2,694,848
Fortis, Inc.	66,674	3,351,408
Franco-Nevada Corp.	5,404	1,009,443
George Weston Ltd.	39,363	2,393,410
Gildan Activewear, Inc.	21,788	1,270,572
Great-West Lifeco, Inc.	29,389	1,245,923
Hydro One Ltd.	33,561	1,237,824
iA Financial Corp., Inc.	11,622	1,371,886
Imperial Oil Ltd.	38,857	3,436,748
Intact Financial Corp.	13,075	2,438,995
Keyera Corp.	36,689	1,083,235
Kinross Gold Corp.	152,849	3,554,907
Linamar Corp.	20,120	1,089,525
Loblaw Cos. Ltd.	92,020	3,657,050
Lundin Mining Corp.	108,528	1,745,672
Magna International, Inc.	178,886	8,451,026
Manulife Financial Corp.	199,697	6,462,691
MEG Energy Corp.	66,695	1,411,363
Methanex Corp.	23,938	942,125
Metro, Inc.	40,770	2,717,612
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
29

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Bank of Canada	32,240	3,602,016
Northland Power, Inc.	12,669	231,511
Nutrien Ltd.	190,490	10,375,053
Onex Corp.	5,199	452,232
Open Text Corp.	42,056	1,613,513
Pembina Pipeline Corp.	83,171	3,146,450
Power Corp. of Canada	80,495	3,770,647
Quebecor, Inc., Class B	37,090	1,183,135
Restaurant Brands International, Inc.	27,243	1,789,330
Rogers Communications, Inc., Class B	103,832	4,063,555
Royal Bank of Canada	127,157	18,628,176
Saputo, Inc.	72,516	1,752,214
Shopify, Inc., Class A *	5,160	897,164
Sun Life Financial, Inc.	59,923	3,644,812
Suncor Energy, Inc.	369,849	14,727,508
TC Energy Corp.	114,523	5,746,767
Teck Resources Ltd., Class B	111,290	4,774,389
TELUS Corp.	144,110	2,107,373
TFI International, Inc.	13,161	1,182,712
Thomson Reuters Corp.	7,346	1,125,247
Toromont Industries Ltd.	10,200	1,225,484
Toronto-Dominion Bank	222,717	18,286,756
Tourmaline Oil Corp.	49,210	2,164,461
Vermilion Energy, Inc.	102,232	764,617
Waste Connections, Inc.	12,419	2,082,776
West Fraser Timber Co. Ltd.	34,107	2,081,608
Wheaton Precious Metals Corp.	10,284	993,168
Whitecap Resources, Inc.	303,481	2,258,987
WSP Global, Inc.	8,604	1,644,916
		306,407,999

China 0.1%
China Gas Holdings Ltd.	1,217,600	1,252,357
GCL Technology Holdings Ltd. *	1,102,000	192,640
Kingboard Holdings Ltd.	373,500	1,338,187
SITC International Holdings Co. Ltd.	289,000	1,064,427
		3,847,611

Denmark 0.8%
AP Moller - Maersk AS, Class A	1,797	3,703,896
AP Moller - Maersk AS, Class B	2,839	5,836,778
Carlsberg AS, Class B	16,016	1,883,154
Coloplast AS, Class B	8,136	735,856
Danske Bank AS	59,282	2,649,502
DSV AS	18,415	3,929,913
Genmab AS *	3,105	885,632
ISS AS	25,269	796,451
Novo Nordisk AS, Class B	136,030	6,696,984
Novonesis Novozymes B, Class B	17,552	1,048,901
Orsted AS *	46,761	837,454
Pandora AS	6,952	930,238
Rockwool AS, B Shares	4,041	138,468
Vestas Wind Systems AS	101,790	2,081,819
		32,155,046

Finland 1.1%
Elisa OYJ	20,483	902,567
Fortum OYJ	122,269	2,726,589
Kesko OYJ, B Shares	70,719	1,491,790
Kone OYJ, B Shares	35,843	2,394,780
Metso OYJ	53,120	871,114
Neste OYJ	270,243	5,599,615
Nokia OYJ	1,150,296	7,846,510
Nordea Bank Abp	521,659	8,923,918
Outokumpu OYJ	388,476	1,670,879
SECURITY	NUMBER OF SHARES	VALUE ($)
Sampo OYJ, A Shares	325,771	3,631,150
Stora Enso OYJ, R Shares	217,642	2,534,256
UPM-Kymmene OYJ	131,419	3,526,274
Wartsila OYJ Abp	47,295	1,547,355
		43,666,797

France 7.9%
Accor SA	16,894	859,446
Air Liquide SA	49,762	9,630,881
Alstom SA *	73,270	1,832,305
Arkema SA	27,651	1,641,437
AXA SA	252,426	10,952,362
Ayvens SA	139,780	1,864,846
BNP Paribas SA	212,174	16,434,564
Bollore SE	140,065	779,935
Bouygues SA	79,030	3,567,265
Bureau Veritas SA	30,789	1,011,802
Capgemini SE	26,357	4,054,903
Carrefour SA	448,727	6,758,253
Cie de Saint-Gobain SA	78,104	7,580,931
Cie Generale des Etablissements Michelin SCA	201,532	6,438,023
Credit Agricole SA	154,470	2,788,395
Danone SA	92,011	8,126,100
Dassault Systemes SE	28,846	820,892
Eiffage SA	31,158	3,833,984
Elis SA	32,850	914,844
Emeis SA *	56,443	931,873
Engie SA	441,326	10,332,744
EssilorLuxottica SA	19,012	6,962,549
Eurazeo SE	2,598	177,100
Forvia SE *	215,667	2,761,739
Hermes International SCA	654	1,618,296
Kering SA	18,356	6,518,525
Klepierre SA	5,605	214,204
Legrand SA	22,273	3,846,273
L'Oreal SA	18,431	7,691,465
Louis Hachette Group	26,691	45,851
LVMH Moet Hennessy Louis Vuitton SE	23,276	16,452,003
Orange SA	903,922	14,459,466
Pernod Ricard SA	30,039	2,942,035
Publicis Groupe SA	27,576	2,763,918
Renault SA	113,694	4,418,056
Rexel SA	100,791	3,494,925
Rubis SCA	36,026	1,308,174
Safran SA	14,448	5,133,639
Sanofi SA	177,818	17,988,563
Schneider Electric SE	38,105	10,857,249
SCOR SE	47,692	1,443,721
SEB SA	9,251	511,894
Societe Generale SA	217,786	13,812,120
Sodexo SA	14,827	820,977
Teleperformance SE	17,692	1,263,360
Thales SA	7,157	2,040,839
TotalEnergies SE	833,192	52,020,360
Unibail-Rodamco-Westfield *	14,677	1,517,649
Valeo SE	195,990	2,709,610
Veolia Environnement SA	149,477	4,939,782
Vinci SA	86,058	11,507,353
Vivendi SE *	29,425	105,988
Worldline SA *(a)	119,715	324,561
		303,828,029

Germany 7.4%
adidas AG	19,754	3,735,133
Allianz SE	45,313	18,208,648
See financial notes
30
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aumovio SE *	25,260	1,086,025
Aurubis AG	15,630	2,037,945
BASF SE	380,094	18,754,530
Bayer AG	545,315	16,961,744
Bayerische Motoren Werke AG	158,349	14,765,227
Beiersdorf AG	7,762	822,881
BioNTech SE, ADR *	45,472	4,724,996
Brenntag SE	33,748	1,874,321
Commerzbank AG	83,452	3,042,901
Continental AG	47,530	3,631,856
Daimler Truck Holding AG	90,576	3,630,527
Deutsche Bank AG	220,590	7,897,159
Deutsche Boerse AG	7,893	1,998,823
Deutsche Lufthansa AG	299,326	2,624,160
Deutsche Post AG	312,196	14,344,267
Deutsche Telekom AG	705,790	21,861,966
E.ON SE	456,925	8,501,718
Evonik Industries AG	101,164	1,695,310
Freenet AG	25,746	800,645
Fresenius Medical Care AG	73,670	3,955,139
Fresenius SE & Co. KGaA	137,068	7,887,298
FUCHS SE	5,781	205,064
GEA Group AG	17,044	1,219,117
Hannover Rueck SE	4,609	1,315,770
Hapag-Lloyd AG (a)	11,624	1,671,313
Heidelberg Materials AG	23,223	5,448,197
Henkel AG & Co. KGaA	13,317	994,427
Infineon Technologies AG	110,064	4,368,759
K&S AG	92,627	1,206,690
KION Group AG	24,987	1,775,437
Lanxess AG	51,376	1,223,444
Mercedes-Benz Group AG	438,172	28,430,586
Merck KGaA	14,802	1,938,967
MTU Aero Engines AG	2,661	1,162,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,567	7,156,432
Puma SE	32,725	695,828
Rheinmetall AG	1,244	2,445,435
RWE AG	71,574	3,523,625
SAP SE	40,235	10,464,011
Schaeffler AG	150,117	1,217,900
Siemens AG	69,735	19,762,704
Siemens Energy AG *	35,433	4,414,431
Siemens Healthineers AG	23,603	1,322,947
Symrise AG	10,681	883,308
thyssenkrupp AG	540,230	5,661,254
Tkms AG& Co. KGaA *	27,011	2,545,223
Volkswagen AG	30,114	3,176,479
Vonovia SE	64,449	1,937,063
Zalando SE *	30,964	867,691
		281,878,245

Hong Kong 1.0%
AIA Group Ltd.	1,173,600	11,419,984
CK Asset Holdings Ltd.	484,500	2,396,940
CLP Holdings Ltd.	340,000	2,899,984
Galaxy Entertainment Group Ltd.	39,000	194,311
Hang Seng Bank Ltd.	101,600	1,980,687
HKT Trust & HKT Ltd.	681,000	994,377
Hong Kong & China Gas Co. Ltd.	1,592,676	1,482,227
Hong Kong Exchanges & Clearing Ltd.	27,606	1,504,607
Link REIT	237,800	1,238,371
MTR Corp. Ltd.	54,147	198,648
New World Development Co. Ltd. *	2,082,422	1,927,559
Pacific Basin Shipping Ltd.	3,985,000	1,319,822
Sun Hung Kai Properties Ltd.	247,064	3,006,469
SECURITY	NUMBER OF SHARES	VALUE ($)
Swire Pacific Ltd., A Shares	124,800	1,030,763
Swire Pacific Ltd., B Shares	250,000	370,630
Techtronic Industries Co. Ltd.	150,206	1,752,004
WH Group Ltd.	4,359,999	4,193,955
Wharf Real Estate Investment Co. Ltd.	66,000	187,850
Yue Yuen Industrial Holdings Ltd.	467,000	856,464
		38,955,652

Indonesia 0.1%
Jardine Matheson Holdings Ltd.	53,646	3,149,802

Ireland 0.9%
AIB Group PLC	124,834	1,150,511
Allegion PLC	6,781	1,124,086
Bank of Ireland Group PLC	105,041	1,719,833
DCC PLC	39,939	2,631,142
Flutter Entertainment PLC *	1,060	244,198
Glanbia PLC	12,226	206,937
ICON PLC *	7,869	1,352,052
James Hardie Industries PLC, CDI *	39,274	827,139
Kerry Group PLC, Class A	18,507	1,688,260
Kingspan Group PLC	15,258	1,142,493
Medtronic PLC	163,435	14,823,554
Perrigo Co. PLC	44,680	926,663
Ryanair Holdings PLC	74,324	2,250,204
Smurfit WestRock PLC (b)	15,782	570,163
Smurfit WestRock PLC (b)	45,536	1,681,189
Trane Technologies PLC	8,169	3,665,022
		36,003,446

Isle Of Man 0.0%
Entain PLC	111,764	1,164,100

Israel 0.5%
Bank Hapoalim BM	127,894	2,594,031
Bank Leumi Le-Israel BM	146,415	2,971,634
Check Point Software Technologies Ltd. *	6,162	1,205,780
ICL Group Ltd.	246,414	1,614,132
Israel Discount Bank Ltd., A Shares	129,157	1,290,767
Mizrahi Tefahot Bank Ltd.	10,999	715,128
Oil Refineries Ltd.	2,669,526	779,938
Teva Pharmaceutical Industries Ltd., ADR *	182,327	3,734,057
ZIM Integrated Shipping Services Ltd. (a)	205,837	3,165,773
		18,071,240

Italy 2.3%
A2A SpA	411,039	1,197,612
Banco BPM SpA	119,242	1,737,289
BPER Banca SpA	115,287	1,381,357
Enel SpA	1,783,315	18,039,581
Eni SpA	1,022,717	18,858,363
Generali	166,397	6,405,600
Hera SpA	58,458	262,370
Intesa Sanpaolo SpA	1,593,458	10,270,377
Leonardo SpA	33,400	1,965,078
Moncler SpA	15,784	946,872
Poste Italiane SpA	56,378	1,359,268
Prysmian SpA	26,457	2,758,505
Snam SpA	265,290	1,636,206
Telecom Italia SpA *	8,133,426	4,795,816
Terna - Rete Elettrica Nazionale	132,411	1,357,752
UniCredit SpA	168,726	12,493,592
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
31

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unipol Assicurazioni SpA	60,772	1,330,501
		86,796,139

Japan 24.0%
Advantest Corp.	22,400	3,354,306
Aeon Co. Ltd.	409,700	6,480,102
AGC, Inc.	110,500	3,452,354
Air Water, Inc.	83,600	1,167,491
Aisin Corp.	314,400	5,649,829
Ajinomoto Co., Inc.	105,600	2,995,059
Alfresa Holdings Corp.	138,100	1,951,128
Alps Alpine Co. Ltd.	106,500	1,341,464
Amada Co. Ltd.	88,400	1,054,137
ANA Holdings, Inc.	69,800	1,308,205
Asahi Group Holdings Ltd.	343,300	3,701,399
Asahi Kasei Corp.	616,900	4,726,761
Astellas Pharma, Inc.	388,200	4,063,533
Bandai Namco Holdings, Inc.	67,400	2,097,649
Bridgestone Corp.	181,976	7,944,184
Brother Industries Ltd.	99,400	1,691,859
Canon, Inc.	192,900	5,539,668
Central Japan Railway Co.	158,300	3,875,455
Chubu Electric Power Co., Inc.	358,385	4,983,614
Chugai Pharmaceutical Co. Ltd.	37,100	1,697,983
Chugoku Electric Power Co., Inc.	149,800	833,382
Coca-Cola Bottlers Japan Holdings, Inc.	52,900	846,558
COMSYS Holdings Corp.	44,500	1,122,178
Cosmo Energy Holdings Co. Ltd.	77,800	1,776,593
Dai Nippon Printing Co. Ltd.	122,300	2,041,233
Daifuku Co. Ltd.	41,870	1,334,681
Dai-ichi Life Holdings, Inc.	520,600	3,654,089
Daiichi Sankyo Co. Ltd.	102,860	2,457,132
Daikin Industries Ltd.	51,300	5,960,035
Daito Trust Construction Co. Ltd.	93,000	1,738,733
Daiwa House Industry Co. Ltd.	187,681	6,367,650
Daiwa Securities Group, Inc.	144,000	1,108,217
Daiwabo Holdings Co. Ltd.	47,470	886,740
Denka Co. Ltd.	15,000	217,701
Denso Corp.	555,400	7,759,927
Dentsu Group, Inc.	53,501	1,059,579
DIC Corp.	44,100	1,037,586
Disco Corp.	3,100	1,029,457
Dowa Holdings Co. Ltd.	33,470	1,213,596
East Japan Railway Co.	178,054	4,348,968
Ebara Corp.	62,400	1,664,041
Eisai Co. Ltd.	61,800	1,835,496
Electric Power Development Co. Ltd.	104,300	1,982,298
ENEOS Holdings, Inc.	2,006,050	12,655,594
EXEO Group, Inc.	72,402	1,044,236
FANUC Corp.	104,700	3,493,988
Fast Retailing Co. Ltd.	9,100	3,340,790
Fuji Electric Co. Ltd.	28,600	2,042,651
Fuji Media Holdings, Inc.	17,500	389,835
FUJIFILM Holdings Corp.	251,100	5,819,665
Fujikura Ltd.	20,700	2,818,802
Fujitsu Ltd.	283,500	7,388,134
Furukawa Electric Co. Ltd.	23,400	1,656,384
Hakuhodo DY Holdings, Inc.	24,800	179,511
Hankyu Hanshin Holdings, Inc.	44,500	1,195,002
Hanwa Co. Ltd.	32,900	1,372,276
Haseko Corp.	88,500	1,429,185
Hino Motors Ltd. *	83,965	190,742
Hitachi Construction Machinery Co. Ltd.	34,350	1,117,988
Hitachi Ltd.	559,100	19,098,285
Honda Motor Co. Ltd.	2,249,400	22,735,233
Hoya Corp.	20,350	3,305,491
Ibiden Co. Ltd.	5,300	498,860
SECURITY	NUMBER OF SHARES	VALUE ($)
Idemitsu Kosan Co. Ltd.	690,445	4,801,182
IHI Corp.	102,900	2,130,451
Iida Group Holdings Co. Ltd.	89,900	1,376,671
Inpex Corp.	328,200	6,055,986
Isetan Mitsukoshi Holdings Ltd.	59,200	929,090
Isuzu Motors Ltd.	234,000	2,871,246
ITOCHU Corp.	293,500	17,000,474
Iwatani Corp.	78,504	817,285
Japan Airlines Co. Ltd.	72,000	1,297,109
Japan Post Bank Co. Ltd.	173,700	1,946,322
Japan Post Holdings Co. Ltd.	458,200	4,293,815
Japan Post Insurance Co. Ltd.	56,300	1,456,048
Japan Tobacco, Inc.	172,500	6,008,672
JFE Holdings, Inc.	480,700	5,508,925
JTEKT Corp.	183,900	1,839,744
Kajima Corp.	107,200	3,455,889
Kaneka Corp.	38,600	1,064,958
Kansai Electric Power Co., Inc.	296,100	4,619,204
Kansai Paint Co. Ltd.	11,700	187,790
Kao Corp.	82,847	3,506,054
Kawasaki Heavy Industries Ltd.	25,700	2,057,968
Kawasaki Kisen Kaisha Ltd.	69,000	988,601
KDDI Corp.	680,000	10,839,437
Kewpie Corp.	11,100	307,697
Keyence Corp.	7,192	2,669,199
Kikkoman Corp.	95,600	761,266
Kintetsu Group Holdings Co. Ltd.	41,300	783,751
Kirin Holdings Co. Ltd.	226,500	3,185,206
Kobe Steel Ltd.	204,200	2,403,305
Koito Manufacturing Co. Ltd.	99,400	1,480,087
Komatsu Ltd.	214,900	7,188,609
Konica Minolta, Inc.	338,600	1,162,733
K's Holdings Corp.	102,200	1,013,137
Kubota Corp.	328,900	4,258,321
Kuraray Co. Ltd.	122,700	1,329,645
Kyocera Corp.	358,900	4,762,387
Kyushu Electric Power Co., Inc.	205,400	2,015,850
Lixil Corp.	166,500	1,845,415
LY Corp.	352,000	1,034,357
Makita Corp.	47,190	1,426,617
Marubeni Corp.	465,600	11,442,595
MatsukiyoCocokara & Co.	73,700	1,335,457
Mazda Motor Corp.	661,500	4,558,297
Medipal Holdings Corp.	141,972	2,309,942
MEIJI Holdings Co. Ltd.	101,600	1,955,794
Minebea Mitsumi, Inc.	108,100	2,136,462
MISUMI Group, Inc.	62,800	979,116
Mitsubishi Chemical Group Corp.	915,900	4,784,273
Mitsubishi Corp.	1,041,200	25,001,970
Mitsubishi Electric Corp.	458,900	13,029,359
Mitsubishi Estate Co. Ltd.	177,000	3,750,962
Mitsubishi Gas Chemical Co., Inc.	75,787	1,402,145
Mitsubishi HC Capital, Inc.	172,500	1,349,410
Mitsubishi Heavy Industries Ltd.	255,700	7,719,499
Mitsubishi Materials Corp.	102,700	1,977,369
Mitsubishi Motors Corp.	418,400	1,019,609
Mitsubishi UFJ Financial Group, Inc.	844,834	12,761,443
Mitsui & Co. Ltd.	691,900	17,014,942
Mitsui Chemicals, Inc.	88,000	2,077,587
Mitsui Fudosan Co. Ltd.	382,400	3,981,702
Mitsui Kinzoku Co. Ltd.	27,000	2,750,153
Mitsui OSK Lines Ltd.	78,400	2,329,391
Mizuho Financial Group, Inc.	251,021	8,408,065
MS&AD Insurance Group Holdings, Inc.	167,570	3,454,365
Murata Manufacturing Co. Ltd.	362,900	7,824,455
Nagase & Co. Ltd.	45,500	993,639
Nagoya Railroad Co. Ltd.	16,500	180,493
NEC Corp.	198,300	7,202,263
See financial notes
32
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NGK Insulators Ltd.	97,100	1,638,227
NH Foods Ltd.	55,400	2,046,075
NHK Spring Co. Ltd.	15,700	294,341
Nichirei Corp.	73,100	865,312
NIDEC Corp.	166,600	2,026,985
Nikon Corp.	104,400	1,217,583
Nintendo Co. Ltd.	89,600	7,641,974
Nippon Express Holdings, Inc.	152,500	3,244,480
Nippon Paper Industries Co. Ltd.	146,100	1,093,046
Nippon Sanso Holdings Corp.	18,800	624,382
Nippon Steel Corp.	2,293,400	9,453,458
Nippon Yusen KK	145,800	5,034,960
Nissan Motor Co. Ltd. *	2,937,400	6,714,111
Nisshin Seifun Group, Inc.	94,330	1,066,447
Nissin Foods Holdings Co. Ltd.	38,000	685,970
Nissui Corp.	138,357	963,935
Niterra Co. Ltd.	41,800	1,714,765
Nitori Holdings Co. Ltd.	72,400	1,173,039
Nitto Denko Corp.	134,200	3,342,231
Nomura Holdings, Inc.	316,200	2,256,434
Nomura Research Institute Ltd.	36,300	1,401,654
NSK Ltd.	292,900	1,475,925
NTT, Inc.	10,286,125	10,587,031
Obayashi Corp.	162,802	2,754,193
Oji Holdings Corp.	467,700	2,359,725
Olympus Corp.	146,300	1,800,509
Omron Corp.	55,583	1,549,918
Ono Pharmaceutical Co. Ltd.	114,600	1,398,511
ORIX Corp.	173,900	4,253,947
Osaka Gas Co. Ltd.	131,200	4,128,188
Otsuka Corp.	45,800	905,469
Otsuka Holdings Co. Ltd.	66,900	3,640,965
Pan Pacific International Holdings Corp.	194,200	1,155,220
Panasonic Holdings Corp.	1,010,450	11,740,646
Persol Holdings Co. Ltd.	575,900	955,340
Recruit Holdings Co. Ltd.	96,100	4,765,400
Renesas Electronics Corp.	198,100	2,446,449
Rengo Co. Ltd.	150,717	917,931
Resona Holdings, Inc.	227,058	2,189,083
Resonac Holdings Corp.	67,400	2,625,885
Ricoh Co. Ltd.	265,000	2,273,377
Rohm Co. Ltd.	111,100	1,779,119
Ryohin Keikaku Co. Ltd.	61,400	1,262,583
Sankyu, Inc.	19,600	1,000,778
Sanwa Holdings Corp.	27,730	756,244
SBI Holdings, Inc.	14,100	630,087
Secom Co. Ltd.	67,800	2,291,966
Seiko Epson Corp.	116,400	1,474,859
Seino Holdings Co. Ltd.	12,300	173,823
Sekisui Chemical Co. Ltd.	121,700	2,108,365
Sekisui House Ltd.	198,783	4,264,942
Seven & i Holdings Co. Ltd.	635,900	8,088,517
SG Holdings Co. Ltd.	172,000	1,580,936
Sharp Corp. *	32,600	180,968
Shimadzu Corp.	38,700	1,040,467
Shimamura Co. Ltd.	14,700	947,704
Shimano, Inc.	12,200	1,278,143
Shimizu Corp.	152,800	2,051,057
Shin-Etsu Chemical Co. Ltd.	271,700	8,167,011
Shionogi & Co. Ltd.	114,100	1,913,753
Shiseido Co. Ltd.	111,600	1,879,774
SMC Corp.	7,500	2,567,418
SoftBank Corp.	5,805,200	8,249,177
SoftBank Group Corp.	143,000	25,091,998
Sojitz Corp.	87,460	2,320,353
Sompo Holdings, Inc.	118,900	3,623,533
Sony Financial Group, Inc. *	627,935	633,191
Sony Group Corp.	630,935	17,571,274
SECURITY	NUMBER OF SHARES	VALUE ($)
Stanley Electric Co. Ltd.	48,475	952,156
Subaru Corp.	286,100	6,086,240
SUMCO Corp.	153,600	1,565,310
Sumitomo Chemical Co. Ltd.	1,119,800	3,293,695
Sumitomo Corp.	317,800	9,245,102
Sumitomo Electric Industries Ltd.	278,700	10,160,678
Sumitomo Forestry Co. Ltd.	157,300	1,636,356
Sumitomo Heavy Industries Ltd.	70,800	1,892,948
Sumitomo Metal Mining Co. Ltd.	97,700	3,196,005
Sumitomo Mitsui Financial Group, Inc.	400,630	10,846,572
Sumitomo Mitsui Trust Group, Inc.	75,400	2,070,978
Sumitomo Realty & Development Co. Ltd.	43,100	1,840,240
Sumitomo Rubber Industries Ltd.	102,700	1,202,763
Suntory Beverage & Food Ltd.	36,400	1,101,816
Suzuken Co. Ltd.	41,730	1,584,761
Suzuki Motor Corp.	496,400	7,410,691
Sysmex Corp.	45,400	506,099
T&D Holdings, Inc.	46,950	1,008,276
Taiheiyo Cement Corp.	51,842	1,406,551
Taisei Corp.	38,000	2,764,931
Taiyo Yuden Co. Ltd.	50,600	1,437,131
Takeda Pharmaceutical Co. Ltd.	376,521	10,161,358
TDK Corp.	295,000	5,154,300
Teijin Ltd.	140,200	1,226,544
Terumo Corp.	111,500	1,799,712
TIS, Inc.	37,200	1,281,571
Tobu Railway Co. Ltd.	50,200	809,623
Toho Gas Co. Ltd.	31,400	937,604
Tohoku Electric Power Co., Inc.	274,300	1,876,820
Tokio Marine Holdings, Inc.	160,200	5,974,366
Tokyo Electric Power Co. Holdings, Inc. *	1,387,900	6,935,971
Tokyo Electron Ltd.	40,800	8,995,184
Tokyo Gas Co. Ltd.	128,300	4,502,583
Tokyu Corp.	102,000	1,135,057
Tokyu Fudosan Holdings Corp.	160,900	1,296,643
TOPPAN Holdings, Inc.	72,400	1,770,747
Toray Industries, Inc.	534,900	3,274,887
Tosoh Corp.	133,400	1,901,956
TOTO Ltd.	45,800	1,161,699
Toyo Seikan Group Holdings Ltd.	60,500	1,358,239
Toyo Suisan Kaisha Ltd.	13,647	989,202
Toyota Boshoku Corp.	43,700	664,462
Toyota Industries Corp.	29,300	3,184,972
Toyota Motor Corp.	2,170,890	44,258,204
Toyota Tsusho Corp.	262,800	8,032,805
Tsuruha Holdings, Inc.	75,500	1,311,489
UBE Corp.	64,500	948,216
Unicharm Corp.	158,600	981,280
West Japan Railway Co.	90,226	1,854,336
Yakult Honsha Co. Ltd.	45,000	673,686
Yamada Holdings Co. Ltd.	469,600	1,411,716
Yamaha Corp.	141,500	892,932
Yamaha Motor Co. Ltd.	371,300	2,675,128
Yamato Holdings Co. Ltd.	166,600	2,435,842
Yamazaki Baking Co. Ltd.	42,700	839,167
Yaskawa Electric Corp.	39,300	1,077,932
Yokogawa Electric Corp.	39,400	1,178,629
Yokohama Rubber Co. Ltd.	47,900	1,709,504
		918,770,788

Jersey 1.2%
Aptiv PLC *	65,019	5,273,041
Experian PLC	46,366	2,162,749
Glencore PLC *	7,464,699	35,760,124
International Workplace Group PLC	229,001	681,531
Man Group PLC	74,863	206,832
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
33

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WPP PLC	354,706	1,340,317
		45,424,594

Luxembourg 0.6%
Aperam SA	29,620	1,032,176
ArcelorMittal SA	317,841	12,133,913
B&M European Value Retail SA	340,453	803,879
Eurofins Scientific SE	19,993	1,410,096
Millicom International Cellular SA	33,269	1,567,303
SES SA, Class A	243,177	1,863,312
Subsea 7 SA	38,798	708,581
Tenaris SA	67,216	1,335,909
		20,855,169

Mauritius 0.0%
Golden Agri-Resources Ltd.	5,412,300	1,164,335

Netherlands 3.1%
Aalberts NV	23,085	731,361
ABN AMRO Bank NV, GDR	162,221	4,846,946
AerCap Holdings NV	19,560	2,547,494
Airbus SE	32,688	8,059,914
Akzo Nobel NV	70,588	4,664,818
ASM International NV	1,229	797,430
ASML Holding NV	12,701	13,428,886
ASR Nederland NV	18,685	1,247,012
Ferrari NV	2,548	1,020,373
Ferrovial SE	5,563	341,370
Heineken Holding NV	32,224	2,176,120
Heineken NV	44,918	3,478,104
IMCD NV	4,536	470,037
ING Groep NV, Series N	493,771	12,329,296
Iveco Group NV	59,994	1,275,059
Koninklijke Ahold Delhaize NV	359,713	14,723,270
Koninklijke KPN NV	634,901	2,937,980
Koninklijke Philips NV	155,471	4,259,157
NN Group NV	51,230	3,505,917
NXP Semiconductors NV	18,313	3,829,615
Prosus NV *	25,151	1,738,398
Randstad NV	57,023	2,234,781
SBM Offshore NV	28,375	733,750
Signify NV	64,266	1,538,366
Stellantis NV	1,856,857	18,883,951
STMicroelectronics NV	138,200	3,406,586
Universal Music Group NV	33,086	887,432
Wolters Kluwer NV	11,479	1,407,159
		117,500,582

New Zealand 0.1%
Fletcher Building Ltd. *	574,335	1,070,635
Spark New Zealand Ltd.	624,235	875,134
		1,945,769

Norway 0.8%
Aker BP ASA	106,131	2,750,590
DNB Bank ASA	113,032	2,885,190
Equinor ASA	459,293	11,000,661
Mowi ASA	73,865	1,623,775
Norsk Hydro ASA	471,699	3,188,950
Orkla ASA	113,978	1,157,596
Telenor ASA	168,025	2,498,790
Var Energi ASA	196,552	660,392
SECURITY	NUMBER OF SHARES	VALUE ($)
Yara International ASA	95,245	3,469,975
		29,235,919

Poland 0.4%
Bank Polska Kasa Opieki SA	20,357	1,042,314
KGHM Polska Miedz SA *	39,153	2,053,698
ORLEN SA	293,952	7,967,231
PGE Polska Grupa Energetyczna SA *	581,176	1,762,284
Powszechna Kasa Oszczednosci Bank Polski SA	52,439	1,075,171
Powszechny Zaklad Ubezpieczen SA	130,303	2,083,437
Tauron Polska Energia SA *	380,842	1,030,991
		17,015,126

Portugal 0.2%
EDP SA	783,563	3,895,201
Galp Energia SGPS SA	130,758	2,627,068
Jeronimo Martins SGPS SA	53,259	1,371,687
		7,893,956

Republic of Korea 7.6%
BNK Financial Group, Inc.	114,987	1,113,160
CJ CheilJedang Corp.	6,356	1,022,183
CJ Corp.	17,856	2,136,089
DB Insurance Co. Ltd.	12,276	1,091,136
DL E&C Co. Ltd.	9,784	292,681
Doosan Enerbility Co. Ltd. *	45,353	2,806,944
E-MART, Inc.	26,445	1,339,535
GS Engineering & Construction Corp.	17,807	233,213
GS Holdings Corp.	91,458	3,074,042
Hana Financial Group, Inc.	66,297	3,971,758
Hankook Tire & Technology Co. Ltd.	35,617	1,156,395
Hanwha Corp.	21,584	1,443,628
Hanwha Solutions Corp.	45,120	964,731
HD Hyundai Co. Ltd.	19,002	2,729,316
HMM Co. Ltd.	155,213	2,234,872
Hyundai Engineering & Construction Co. Ltd.	42,288	2,077,721
Hyundai Glovis Co. Ltd.	14,331	1,894,044
Hyundai Mobis Co. Ltd.	25,990	5,747,362
Hyundai Motor Co.	52,140	10,573,436
Hyundai Steel Co.	119,726	2,766,034
Industrial Bank of Korea	20,286	274,915
KB Financial Group, Inc.	64,097	5,232,468
Kia Corp.	103,343	8,668,264
Korea Electric Power Corp.	120,068	3,594,119
Korea Gas Corp.	41,212	1,204,894
Korea Zinc Co. Ltd.	1,788	1,295,157
Korean Air Lines Co. Ltd.	92,091	1,429,089
KT Corp.	34,209	1,178,348
KT&G Corp.	17,495	1,646,486
Kumho Petrochemical Co. Ltd.	10,739	872,916
LG Chem Ltd.	23,681	6,586,827
LG Corp.	21,277	1,196,637
LG Display Co. Ltd. *	271,800	2,778,785
LG Electronics, Inc.	94,497	5,795,805
LG H&H Co. Ltd.	4,937	984,349
LG Innotek Co. Ltd.	9,942	1,677,140
LG Uplus Corp.	203,821	2,180,194
Lotte Chemical Corp.	23,027	1,140,747
NAVER Corp.	10,856	2,034,590
POSCO Holdings, Inc.	55,633	12,099,859
Posco International Corp.	8,616	331,907
Samsung C&T Corp.	21,018	3,326,124
Samsung Electro-Mechanics Co. Ltd.	16,044	2,750,271
See financial notes
34
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Electronics Co. Ltd.	1,584,672	119,288,059
Samsung Fire & Marine Insurance Co. Ltd.	4,928	1,525,237
Samsung Life Insurance Co. Ltd.	3,691	398,884
Samsung SDI Co. Ltd.	13,625	3,070,003
Samsung SDS Co. Ltd.	12,344	1,583,312
Shinhan Financial Group Co. Ltd.	113,801	5,845,107
SK Hynix, Inc.	62,134	24,175,931
SK Innovation Co. Ltd.	28,533	2,576,675
SK Telecom Co. Ltd.	57,453	2,103,462
SK, Inc.	38,003	6,599,327
S-Oil Corp. *	28,285	1,423,701
Woori Financial Group, Inc.	181,792	3,236,206
		288,774,075

Singapore 0.6%
ComfortDelGro Corp. Ltd.	183,300	205,529
DBS Group Holdings Ltd.	148,708	6,156,883
Keppel Ltd.	107,500	840,687
Olam Group Ltd.	1,206,800	908,623
Oversea-Chinese Banking Corp. Ltd.	352,544	4,611,768
Singapore Airlines Ltd.	298,470	1,519,366
Singapore Telecommunications Ltd.	858,886	2,803,447
United Overseas Bank Ltd.	146,652	3,900,570
Venture Corp. Ltd.	19,200	219,721
Wilmar International Ltd.	1,107,766	2,662,080
		23,828,674

South Africa 0.1%
Valterra Platinum Ltd.	32,163	1,964,742

Spain 3.1%
Acciona SA	1,621	358,795
Acerinox SA	75,901	977,442
ACS Actividades de Construccion y Servicios SA	38,548	3,165,162
Aena SME SA	39,121	1,062,572
Amadeus IT Group SA	20,185	1,542,955
Banco Bilbao Vizcaya Argentaria SA	946,901	19,076,336
Banco de Sabadell SA	656,083	2,459,586
Banco Santander SA	3,417,599	34,825,970
CaixaBank SA	268,292	2,835,778
Cellnex Telecom SA *	17,716	551,530
Enagas SA	13,270	210,545
Endesa SA	71,878	2,575,812
Grifols SA	62,386	808,391
Iberdrola SA	758,652	15,375,024
Industria de Diseno Textil SA	85,217	4,705,716
International Consolidated Airlines Group SA	366,975	2,017,479
Mapfre SA	184,119	813,131
Naturgy Energy Group SA	21,828	661,206
Redeia Corp. SA	64,720	1,165,081
Repsol SA	751,730	13,793,759
Telefonica SA	2,036,096	10,325,394
		119,307,664

Sweden 1.8%
Alfa Laval AB	22,329	1,061,245
Assa Abloy AB, B Shares	89,906	3,388,068
Atlas Copco AB, A Shares	168,582	2,824,769
Atlas Copco AB, B Shares	88,409	1,322,524
Boliden AB *	75,528	3,386,861
Electrolux AB, B Shares *	147,667	952,855
SECURITY	NUMBER OF SHARES	VALUE ($)
Epiroc AB, A Shares	48,051	1,013,201
Epiroc AB, B Shares	25,839	482,222
Essity AB, B Shares	106,272	2,919,040
H & M Hennes & Mauritz AB, B Shares	137,863	2,603,697
Hexagon AB, B Shares	153,506	1,871,180
Husqvarna AB, B Shares	158,155	748,871
Sandvik AB	131,667	3,981,540
Securitas AB, B Shares	98,776	1,455,055
Skandinaviska Enskilda Banken AB, A Shares	175,231	3,345,085
Skanska AB, B Shares	91,153	2,482,279
SKF AB, B Shares	90,492	2,319,493
SSAB AB, A Shares	116,134	734,612
SSAB AB, B Shares	308,565	1,910,602
Svenska Cellulosa AB SCA, B Shares	20,197	269,027
Svenska Handelsbanken AB, A Shares	179,572	2,343,294
Swedbank AB, A Shares	132,227	4,014,515
Tele2 AB, B Shares	113,268	1,799,360
Telefonaktiebolaget LM Ericsson, B Shares	605,005	6,138,296
Telia Co. AB	602,882	2,373,347
Trelleborg AB, B Shares	27,535	1,149,097
Volvo AB, A Shares	28,578	780,960
Volvo AB, B Shares	274,350	7,515,831
Volvo Car AB, B Shares *(a)	469,103	1,625,514
		66,812,440

Switzerland 4.6%
ABB Ltd.	100,688	7,485,903
Adecco Group AG	107,432	2,995,459
Alcon AG	28,372	2,114,707
Amrize Ltd. *	55,389	2,866,154
Baloise Holding AG	1,187	294,781
Barry Callebaut AG (a)	791	1,028,332
Bucher Industries AG	1,305	579,061
Chocoladefabriken Lindt & Spruengli AG	6	919,112
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	55	845,479
Cie Financiere Richemont SA, Class A	33,271	6,581,189
Coca-Cola HBC AG *	25,301	1,148,110
DSM-Firmenich AG	17,489	1,425,509
Garmin Ltd.	8,757	1,873,473
Geberit AG	2,363	1,727,409
Givaudan SA	412	1,687,818
Holcim AG *	67,245	5,978,162
Julius Baer Group Ltd.	20,405	1,377,511
Kuehne & Nagel International AG	10,274	1,971,032
Logitech International SA	16,611	1,996,950
Lonza Group AG	3,575	2,468,650
Nestle SA	292,726	27,969,513
Novartis AG	186,711	23,107,663
Partners Group Holding AG	889	1,088,684
Roche Holding AG	91,385	29,601,445
Roche Holding AG, Bearer Shares	3,937	1,335,680
Sandoz Group AG	49,295	3,286,832
Schindler Holding AG	1,535	518,891
Schindler Holding AG, Participation Certificates	3,208	1,142,690
SGS SA	11,741	1,324,030
Sika AG	10,221	2,003,190
Sonova Holding AG	3,042	829,767
Sunrise Communications AG, Class A	14,485	793,955
Swatch Group AG	18,366	778,734
Swatch Group AG, Bearer Shares	8,393	1,754,024
Swiss Life Holding AG	2,693	2,923,122
Swiss Re AG	22,872	4,176,471
Swisscom AG	4,393	3,217,972
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
35

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transocean Ltd. *	214,032	821,883
UBS Group AG	246,552	9,434,389
Zurich Insurance Group AG	15,224	10,587,851
		174,061,587

United Kingdom 13.8%
3i Group PLC	35,245	2,039,649
Aberdeen Group PLC	579,931	1,546,695
Admiral Group PLC	24,388	1,050,079
Anglo American PLC	393,457	14,885,509
Anglogold Ashanti PLC	38,305	2,604,740
Antofagasta PLC	47,305	1,736,205
ARM Holdings PLC, ADR *	4,597	780,663
Ashtead Group PLC	53,803	3,593,759
Associated British Foods PLC	79,332	2,393,965
AstraZeneca PLC	92,994	15,339,224
Aviva PLC	473,352	4,160,428
BAE Systems PLC	298,429	7,351,341
Balfour Beatty PLC	147,145	1,300,478
Barclays PLC	2,734,204	14,665,232
Barratt Redrow PLC	388,864	1,924,285
Bellway PLC	39,296	1,356,222
Berkeley Group Holdings PLC	20,982	1,111,514
BP PLC	6,970,797	40,840,558
British American Tobacco PLC	487,081	24,946,094
BT Group PLC	3,321,001	8,105,145
Bunzl PLC	58,834	1,788,418
Burberry Group PLC *	119,415	1,943,797
Centrica PLC	1,438,084	3,389,278
CK Hutchison Holdings Ltd.	1,447,088	9,596,322
Coca-Cola Europacific Partners PLC	18,294	1,625,056
Compass Group PLC	141,737	4,691,469
Croda International PLC	23,691	899,335
Currys PLC	1,006,222	1,857,232
Diageo PLC	250,054	5,751,678
Dowlais Group PLC	1,271,818	1,381,672
Drax Group PLC	101,516	962,136
Firstgroup PLC	383,966	1,059,274
GSK PLC	666,562	15,606,518
Haleon PLC	976,260	4,539,832
Harbour Energy PLC	37,228	110,195
Hays PLC	1,204,243	935,139
HSBC Holdings PLC	2,518,395	35,256,124
Imperial Brands PLC	177,574	7,055,776
Inchcape PLC	119,184	1,195,993
Informa PLC	96,321	1,226,485
Intertek Group PLC	18,718	1,246,769
Investec PLC	93,327	702,718
ITV PLC	1,069,947	979,382
J Sainsbury PLC	1,260,644	5,657,263
JD Sports Fashion PLC	612,508	750,558
John Wood Group PLC *(c)	672,569	188,505
Johnson Matthey PLC	130,603	3,657,705
Kingfisher PLC	1,009,871	4,095,613
Legal & General Group PLC	998,652	3,120,705
Lloyds Banking Group PLC	10,981,544	12,875,723
London Stock Exchange Group PLC	18,011	2,244,644
M&G PLC	976,235	3,379,888
Marks & Spencer Group PLC	451,326	2,358,548
Melrose Industries PLC	205,342	1,691,617
Mondi PLC	146,481	1,637,341
National Grid PLC	608,996	9,131,348
NatWest Group PLC	1,119,106	8,615,452
Next PLC	12,265	2,304,471
Pearson PLC	95,977	1,335,809
Persimmon PLC	140,374	2,230,980
Phoenix Group Holdings PLC	113,104	1,001,969
SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential PLC	319,763	4,447,290
Reckitt Benckiser Group PLC	84,613	6,471,968
RELX PLC	82,114	3,629,141
Rentokil Initial PLC	222,162	1,239,986
Rio Tinto PLC	349,495	25,195,080
Rolls-Royce Holdings PLC	78,401	1,206,497
RS Group PLC	78,649	575,623
Sage Group PLC	65,591	991,432
Serco Group PLC	269,896	899,879
Severn Trent PLC	32,123	1,174,256
Shell PLC	2,328,774	87,304,356
Smith & Nephew PLC	128,884	2,379,973
Smiths Group PLC	48,624	1,610,138
SSE PLC	165,224	4,162,453
St. James's Place PLC	43,837	747,949
Standard Chartered PLC	368,985	7,574,243
Taylor Wimpey PLC	1,204,387	1,665,957
Tesco PLC	2,246,357	13,556,026
Travis Perkins PLC	147,896	1,222,804
Unilever PLC	279,275	16,757,707
United Utilities Group PLC	87,414	1,379,085
Vodafone Group PLC	18,323,359	22,181,762
Whitbread PLC	25,917	986,666
		529,170,793

United States 0.2%
Aegon Ltd.	171,779	1,309,081
Autoliv, Inc.	14,158	1,653,654
Coronado Global Resources, Inc., CDI (a)	4,117,448	980,382
Ferguson Enterprises, Inc.	13,164	3,247,820
Lululemon Athletica, Inc. *	8,019	1,367,560
		8,558,497
Total Common Stocks (Cost $2,536,698,995)		3,739,353,360

PREFERRED STOCKS 1.4% OF NET ASSETS

Germany 0.8%
Bayerische Motoren Werke AG	31,842	2,758,657
Dr. Ing hc F Porsche AG	16,484	862,458
FUCHS SE	12,384	554,364
Henkel AG & Co. KGaA	21,812	1,767,053
Porsche Automobil Holding SE	31,492	1,251,287
Volkswagen AG	212,132	22,090,735
		29,284,554

Italy 0.1%
Telecom Italia SpA - RSP *	4,537,658	3,017,023

Republic of Korea 0.5%
Hanwha Corp.	16,344	459,799
Hyundai Motor Co.	9,441	1,435,080
Hyundai Motor Co. 2nd	14,936	2,301,267
LG Chem Ltd.	4,930	680,628
Samsung Electronics Co. Ltd.	265,431	15,664,399
Samsung Fire & Marine Insurance Co. Ltd.	719	170,487
		20,711,660

See financial notes
36
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 0.0%
Grifols SA, B Shares	59,134	549,636
Total Preferred Stocks (Cost $45,507,579)		53,562,873

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	290	1,435
Total Warrants (Cost $0)		1,435

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	8,369,419	8,369,419
Total Short-Term Investments (Cost $8,369,419)		8,369,419
Total Investments in Securities (Cost $2,590,575,993)		3,801,287,087

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	226	31,720,230	(87,335)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,070,701.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	17.6%
Industrials	15.7%
Consumer Discretionary	12.3%
Materials	10.9%
Energy	9.7%
Information Technology	8.5%
Consumer Staples	7.5%
Health Care	6.5%
Communication Services	5.3%
Utilities	4.2%
Real Estate	1.0%
Short-Term Investments	0.2%
Total	99.4%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$805,972,002	$—	$805,972,002
Canada	306,407,999	—	—	306,407,999
China	1,064,427	2,783,184	—	3,847,611
Germany	8,356,244	273,522,001	—	281,878,245
Hong Kong	370,630	38,585,022	—	38,955,652
Ireland	23,572,566	12,430,880	—	36,003,446
Israel	8,885,548	9,185,692	—	18,071,240
Japan	7,802,468	910,968,320	—	918,770,788
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
37

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Jersey	$5,273,041	$40,151,553	$—	$45,424,594
Luxembourg	1,567,303	19,287,866	—	20,855,169
Netherlands	21,100,379	96,400,203	—	117,500,582
Republic of Korea	2,180,194	286,593,881	—	288,774,075
Singapore	908,623	22,920,051	—	23,828,674
South Africa	1,964,742	—	—	1,964,742
Spain	3,447,563	115,860,101	—	119,307,664
Switzerland	2,695,356	171,366,231	—	174,061,587
United Kingdom	14,484,107	514,498,181	188,505	529,170,793
United States	3,021,214	5,537,283	—	8,558,497
Preferred Stocks[1]	—	53,562,873	—	53,562,873
Warrants
Canada	—	—	1,435	1,435
Short-Term Investments[1]	8,369,419	—	—	8,369,419
Liabilities
Futures Contracts[2]	(87,335)	—	—	(87,335)
Total	$421,384,488	$3,379,625,324	$189,940	$3,801,199,752

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
38
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,590,575,993) including securities on loan of $8,070,701		$3,801,287,087
Cash		9,580,572
Foreign currency, at value (cost $1,860,789)		1,851,302
Deposit with broker for futures contracts		1,950,521
Receivables:
Dividends		11,640,197
Foreign tax reclaims		5,716,263
Fund shares sold		2,838,864
Investments sold		1,537,662
Income from securities on loan	+	26,992
Total assets		3,836,429,460

Liabilities
Collateral held for securities on loan		8,369,419
Payables:
Fund shares redeemed		2,913,155
Investment adviser fees		854,829
Variation margin on futures contracts	+	82,214
Total liabilities		12,219,617
Net assets		$3,824,209,843

Net Assets by Source
Capital received from investors		$2,648,094,133
Total distributable earnings	+	1,176,115,710
Net assets		$3,824,209,843

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,824,209,843		277,214,632		$13.80

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
39

Schwab Fundamental International Equity Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $13,270,371)		$114,334,552
Other Interest		163,268
Interest received from securities - unaffiliated issuers		10,277
Securities on loan, net	+	332,164
Total investment income		114,840,261

Expenses
Investment adviser fees		8,247,882
Professional fees	+	14,790 [1]
Total expenses		8,262,672
Expense reduction	–	14,790 [1]
Net expenses	–	8,247,882
Net investment income		106,592,379

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		88,368,266
Net realized gains on futures contracts		5,977,319
Net realized gains on foreign currency transactions	+	356,006
Net realized gains		94,701,591
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		650,623,900
Net change in unrealized appreciation (depreciation) on futures contracts		507,069
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	507,902
Net change in unrealized appreciation (depreciation)		651,638,871
Net realized and unrealized gains		746,340,462
Increase in net assets resulting from operations		$852,932,841

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
40
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$106,592,379	$84,672,279
Net realized gains		94,701,591	3,479,504
Net change in unrealized appreciation (depreciation)	+	651,638,871	330,798,510
Increase in net assets resulting from operations		$852,932,841	$418,950,293

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($99,501,576 )	($75,574,529 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		70,893,794	$831,248,216	78,326,390	$854,242,514
Shares reinvested		6,866,150	70,515,388	5,098,704	52,057,764
Shares redeemed	+	(64,034,360)	(759,535,976)	(37,331,526)	(406,534,987)
Net transactions in fund shares		13,725,584	$142,227,628	46,093,568	$499,765,291

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		263,489,048	$2,928,550,950	217,395,480	$2,085,409,895
Total increase	+	13,725,584	895,658,893	46,093,568	843,141,055
End of period		277,214,632	$3,824,209,843	263,489,048	$2,928,550,950
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
41

Schwab Fundamental International Small Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$13.23	$11.35	$10.66	$15.42	$11.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.33	0.30	0.30	0.27
Net realized and unrealized gains (losses)	3.09	1.95	0.95	(4.21)	3.96
Total from investment operations	3.48	2.28	1.25	(3.91)	4.23
Less distributions:
Distributions from net investment income	(0.44)	(0.40)	(0.23)	(0.41)	(0.27)
Distributions from net realized gains	(0.14)	—	(0.33)	(0.44)	—
Total distributions	(0.58)	(0.40)	(0.56)	(0.85)	(0.27)
Net asset value at end of period	$16.13	$13.23	$11.35	$10.66	$15.42
Total return	27.67%	20.31%	11.76%	(26.61%)	37.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%	0.39%[2]	0.39%
Net investment income (loss)	2.78%	2.58%	2.48%	2.37%	1.84%
Portfolio turnover rate	27%	29%	23%	36%	35%
Net assets, end of period (x 1,000,000)	$666	$576	$524	$530	$708

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
42
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 5.0%
Accent Group Ltd.	106,196	88,905
ALS Ltd.	44,556	632,370
Amotiv Ltd.	25,072	146,047
AMP Ltd.	453,020	528,538
Ansell Ltd.	31,416	750,534
ARB Corp. Ltd.	7,552	177,526
ASX Ltd.	11,939	440,512
Austal Ltd. *	63,171	280,110
Bank of Queensland Ltd.	108,323	486,035
Bapcor Ltd.	106,187	175,397
Beach Energy Ltd.	596,596	484,756
Bega Cheese Ltd.	73,615	255,500
Bendigo & Adelaide Bank Ltd.	75,728	626,420
Breville Group Ltd.	8,722	169,235
CAR Group Ltd.	11,475	267,935
Challenger Ltd.	54,478	331,605
Champion Iron Ltd.	124,437	450,025
Charter Hall Group	35,647	523,537
Cleanaway Waste Management Ltd.	283,939	473,337
Cochlear Ltd.	3,118	585,373
Collins Foods Ltd.	6,776	47,393
Credit Corp. Group Ltd.	16,335	153,242
Cromwell Property Group	129,925	39,521
Dexus	108,806	518,762
Domino's Pizza Enterprises Ltd.	15,023	179,908
Eagers Automotive Ltd.	57,525	1,280,124
Elders Ltd.	68,740	318,815
Evolution Mining Ltd.	170,787	1,208,585
FleetPartners Group Ltd. *	27,165	51,900
Flight Centre Travel Group Ltd.	18,403	148,044
G8 Education Ltd.	274,134	144,282
GPT Group	156,943	551,262
GrainCorp Ltd., Class A	142,351	823,362
Harvey Norman Holdings Ltd.	142,271	672,386
Healius Ltd.	528,199	307,435
Helia Group Ltd.	68,928	243,107
IDP Education Ltd.	32,733	119,988
IGO Ltd. *	121,882	427,368
Iluka Resources Ltd.	142,721	645,266
Inghams Group Ltd.	125,510	198,656
Insignia Financial Ltd. *	112,796	334,324
IPH Ltd.	43,352	104,530
IRESS Ltd.	29,404	170,258
Lottery Corp. Ltd.	110,014	395,722
Lynas Rare Earths Ltd. *	36,490	363,782
Magellan Financial Group Ltd.	56,293	353,823
Mirvac Group	459,790	692,180
Monadelphous Group Ltd.	25,463	387,018
Myer Holdings Ltd.	307,552	79,387
New Hope Corp. Ltd.	179,181	486,296
nib holdings Ltd.	97,969	482,849
Nickel Industries Ltd.	519,897	251,132
Nine Entertainment Co. Holdings Ltd.	544,663	413,255
NRW Holdings Ltd.	145,426	460,771
Nufarm Ltd. *	186,637	253,818
oOh!media Ltd.	54,991	49,473
Orora Ltd.	379,173	498,771
Perenti Ltd.	390,720	692,023
Perpetual Ltd.	19,026	238,644
Perseus Mining Ltd.	151,506	480,875
Pilbara Minerals Ltd. *	300,372	646,336
Premier Investments Ltd.	14,708	171,213
SECURITY	NUMBER OF SHARES	VALUE ($)
Qantas Airways Ltd.	83,485	556,189
Qube Holdings Ltd.	199,239	571,006
Ramelius Resources Ltd.	120,745	261,218
REA Group Ltd.	1,293	180,163
Reece Ltd.	47,829	365,119
Region Group	130,629	208,644
Regis Resources Ltd.	153,831	645,783
Reliance Worldwide Corp. Ltd.	125,983	341,606
Ridley Corp. Ltd.	18,434	35,708
Sandfire Resources Ltd. *	46,447	491,944
SEEK Ltd.	25,639	453,736
Service Stream Ltd.	95,290	141,368
SGH Ltd.	15,784	500,123
Sigma Healthcare Ltd.	143,660	292,070
Sims Ltd.	70,034	730,586
SmartGroup Corp. Ltd.	6,124	32,737
Stanmore Resources Ltd.	94,516	132,835
Star Entertainment Group Ltd. *	886,804	51,586
Steadfast Group Ltd.	71,388	261,517
Super Retail Group Ltd.	48,775	509,765
Tabcorp Holdings Ltd.	741,837	515,496
TPG Telecom Ltd.	126,663	458,179
Treasury Wine Estates Ltd.	109,747	429,868
Ventia Services Group Pty. Ltd.	113,452	424,941
Vicinity Ltd.	508,904	840,744
West African Resources Ltd. *(a)	58,751	116,860
Westgold Resources Ltd.	16,316	56,548
		33,565,922

Austria 0.7%
ANDRITZ AG	12,315	931,086
AT&S Austria Technologie & Systemtechnik AG *	2,906	107,873
EVN AG	7,801	227,649
Kontron AG	7,029	183,728
Lenzing AG *	7,147	213,801
Mayr Melnhof Karton AG	7,144	650,985
Oesterreichische Post AG	7,226	249,788
Palfinger AG	5,815	217,838
Strabag SE	6,467	506,139
Telekom Austria AG	31,352	333,553
UNIQA Insurance Group AG	25,295	371,618
Verbund AG	3,755	289,812
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,032	411,977
		4,695,847

Belgium 1.0%
Ackermans & van Haaren NV	3,249	809,156
Aedifica SA	2,882	210,468
Azelis Group NV	23,794	281,357
Barco NV	16,781	239,328
Bekaert SA	18,949	791,552
bpost SA *	44,697	108,444
Cofinimmo SA	3,974	339,363
Colruyt Group NV	15,131	565,082
Deme Group NV	1,233	186,290
D'ieteren Group	1,660	303,237
Elia Group SA	4,522	545,029
Fagron	8,154	193,759
KBC Ancora	2,699	212,371
Lotus Bakeries NV	11	95,971
Melexis NV	3,404	244,996
Ontex Group NV *(b)	36,596	267,516
Solvay SA	15,636	479,911
Tessenderlo Group SA	6,964	210,363
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
43

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Titan SA	4,154	184,525
Warehouses De Pauw CVA	8,999	228,527
		6,497,245

Cambodia 0.0%
NagaCorp Ltd.	90,000	60,343

Canada 8.6%
ADENTRA, Inc.	1,588	39,820
Advantage Energy Ltd. *	34,123	270,785
Aecon Group, Inc.	25,644	565,336
Air Canada *	38,962	512,252
Alamos Gold, Inc., Class A	19,626	605,061
Algoma Steel Group, Inc.	92,702	387,319
Allied Properties Real Estate Investment Trust	25,644	270,235
Altus Group Ltd.	2,749	112,935
Aris Mining Corp. *	22,322	220,904
Aritzia, Inc. *	5,703	398,362
Artis Real Estate Investment Trust	6,622	28,801
Athabasca Oil Corp. *	89,911	441,686
AtkinsRealis Group, Inc.	11,862	836,527
ATS Corp. *	9,858	271,164
Badger Infrastructure Solutions Ltd.	5,292	277,664
Bausch & Lomb Corp. *	1,789	27,054
Baytex Energy Corp.	342,929	828,868
Birchcliff Energy Ltd.	96,923	451,946
Bird Construction, Inc.	8,163	175,302
Boardwalk Real Estate Investment Trust	757	34,904
Bombardier, Inc., Class B *	6,882	961,581
Boralex, Inc., Class A	13,868	278,438
BOYD GROUP, Inc.	2,670	426,480
Brookfield Business Corp., Class A	12,005	437,557
Brookfield Infrastructure Corp., Class A	21,845	989,804
Brookfield Renewable Corp.	20,723	897,152
Brookfield Wealth Solutions Ltd. *	5,485	252,930
BRP, Inc.	12,463	781,787
CAE, Inc. *	30,762	863,718
Cameco Corp.	8,572	876,055
Canaccord Genuity Group, Inc.	27,328	229,138
Canada Goose Holdings, Inc. *	10,680	148,715
Canada Packers, Inc. *	4,065	48,488
Canadian Apartment Properties REIT	16,892	464,528
Canadian Solar, Inc. *	46,031	955,604
Canadian Utilities Ltd., Class A	27,848	779,915
Canfor Corp. *	66,576	580,532
Capital Power Corp.	4,045	204,766
Capstone Copper Corp. *	42,906	383,005
Cardinal Energy Ltd.	33,047	188,025
Cargojet, Inc.	2,845	165,805
Cascades, Inc.	70,486	558,340
Celestica, Inc. *	6,971	2,399,977
Centerra Gold, Inc.	78,753	922,542
CES Energy Solutions Corp.	48,354	331,312
Chartwell Retirement Residences	22,080	325,403
Chemtrade Logistics Income Fund	44,677	428,438
China Gold International Resources Corp. Ltd.	41,500	698,567
Choice Properties Real Estate Investment Trust	27,878	294,970
Cogeco Communications, Inc.	14,383	654,877
Colliers International Group, Inc.	2,749	438,550
Crombie Real Estate Investment Trust	21,940	233,549
CT Real Estate Investment Trust	2,780	32,328
Curaleaf Holdings, Inc. *	15,244	42,932
Definity Financial Corp.	5,854	272,342
SECURITY	NUMBER OF SHARES	VALUE ($)
Descartes Systems Group, Inc. *	2,016	178,049
DPM Metals, Inc.	27,329	584,557
Dream Industrial Real Estate Investment Trust	19,557	168,582
E-L Financial Corp. Ltd.	12,913	149,703
Eldorado Gold Corp. *	23,865	611,705
Element Fleet Management Corp.	6,851	184,787
Enerflex Ltd.	37,565	472,726
Enghouse Systems Ltd.	8,243	122,304
EQB, Inc.	2,686	171,343
Equinox Gold Corp. *	56,220	617,696
ERO Copper Corp. *	11,902	254,155
Exchange Income Corp.	8,722	477,843
Fiera Capital Corp.	4,774	21,410
First Capital Real Estate Investment Trust	30,159	404,471
First Majestic Silver Corp.	21,930	280,350
FirstService Corp.	2,500	397,954
Fortuna Mining Corp. *	42,487	351,092
GFL Environmental, Inc.	11,229	490,936
Gibson Energy, Inc.	44,374	756,467
goeasy Ltd.	1,857	223,295
Granite Real Estate Investment Trust	6,516	366,184
H&R Real Estate Investment Trust	69,435	553,975
Hudbay Minerals, Inc.	56,747	909,538
IAMGOLD Corp. *	54,478	630,796
IGM Financial, Inc.	16,604	638,684
Interfor Corp. *	13,948	78,663
International Petroleum Corp. *	17,403	270,832
Killam Apartment Real Estate Investment Trust	11,669	144,183
Labrador Iron Ore Royalty Corp.	7,468	154,094
Lassonde Industries, Inc., Class A	1,165	181,385
Laurentian Bank of Canada	14,608	346,830
Leon's Furniture Ltd.	7,987	166,340
Maple Leaf Foods, Inc.	20,329	390,767
Martinrea International, Inc.	15,618	112,691
Mattr Corp. *	3,821	29,804
Mullen Group Ltd.	35,560	357,489
New Gold, Inc. *	37,948	279,493
NFI Group, Inc. *	21,062	215,343
North West Co., Inc.	12,933	419,558
Northland Power, Inc.	49,297	900,846
Northwest Healthcare Properties Real Estate Investment Trust	43,223	156,244
NuVista Energy Ltd. *	36,063	428,884
Obsidian Energy Ltd. *	7,211	40,874
OceanaGold Corp.	34,187	764,640
Onex Corp.	2,290	199,194
OR Royalties, Inc.	4,860	155,930
Pan American Silver Corp.	26,691	940,099
Paramount Resources Ltd., Class A	19,915	326,580
Parex Resources, Inc.	80,457	1,029,125
Pason Systems, Inc.	16,845	143,523
Peyto Exploration & Development Corp.	28,681	417,777
Precision Drilling Corp. *	6,380	382,741
Premium Brands Holdings Corp.	10,446	720,208
RB Global, Inc.	6,695	664,273
Richelieu Hardware Ltd.	12,545	343,913
RioCan Real Estate Investment Trust	55,574	743,734
Russel Metals, Inc.	29,290	906,548
Sagicor Financial Co. Ltd.	30,120	171,801
Secure Waste Infrastructure Corp.	62,818	784,245
Shopify, Inc., Class A *	1,862	323,744
Sienna Senior Living, Inc.	12,808	174,785
SmartCentres Real Estate Investment Trust	16,108	305,496
Spin Master Corp.	9,524	141,446
SSR Mining, Inc. *	62,050	1,402,877
See financial notes
44
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stantec, Inc.	8,699	963,337
Stella-Jones, Inc.	12,479	708,319
Superior Plus Corp.	102,756	584,644
Tamarack Valley Energy Ltd.	80,319	356,770
Teekay Tankers Ltd., Class A	6,373	388,753
TELUS International CDA, Inc. *	12,900	54,541
TMX Group Ltd.	12,915	476,342
Torex Gold Resources, Inc. *	18,238	753,420
TransAlta Corp.	57,479	1,015,938
Transcontinental, Inc., Class A	43,757	614,292
Trican Well Service Ltd.	10,127	37,907
Wajax Corp.	3,437	60,945
Winpak Ltd.	6,185	189,711
		57,245,595

China 1.4%
Alibaba Health Information Technology Ltd. *	384,000	286,420
Bosideng International Holdings Ltd.	848,000	518,903
Budweiser Brewing Co. APAC Ltd.	391,000	396,608
China Medical System Holdings Ltd.	344,000	593,266
China Water Affairs Group Ltd.	394,000	317,843
Chow Tai Fook Jewellery Group Ltd.	415,000	812,247
FIH Mobile Ltd. *	282,500	674,309
GCL Technology Holdings Ltd. *(b)	4,617,000	807,095
Health & Happiness H&H International Holdings Ltd.	25,000	38,892
Hopson Development Holdings Ltd. *	864,800	350,570
JOYY, Inc., ADR	17,183	1,019,124
KLN Logistics Group Ltd.	74,500	68,948
Lee & Man Paper Manufacturing Ltd.	881,000	311,393
Shangri-La Asia Ltd.	52,000	32,456
Sino Biopharmaceutical Ltd.	1,424,000	1,297,167
Towngas Smart Energy Co. Ltd. *	376,000	188,494
VSTECS Holdings Ltd.	408,000	505,165
Want Want China Holdings Ltd.	944,000	610,038
Xinyi Glass Holdings Ltd.	609,000	712,243
		9,541,181

Cyprus 0.1%
Frontline PLC	25,556	639,922

Denmark 1.4%
Alm Brand AS	152,692	429,869
D/S Norden AS	22,037	880,800
Demant AS *	9,398	312,673
Dfds AS *	23,876	336,652
FLSmidth & Co. AS	8,691	676,852
Genmab AS *	794	226,471
GN Store Nord AS *	30,480	533,723
H Lundbeck AS	66,388	484,177
ISS AS	9,977	314,464
Jyske Bank AS	5,839	686,300
Matas AS	6,279	124,649
Netcompany Group AS *	4,218	210,766
NKT AS *	4,009	448,771
NTG Nordic Transport Group AS *	3,133	88,411
Per Aarsleff Holding AS	4,092	464,661
Ringkjoebing Landbobank AS	912	206,254
Rockwool AS, B Shares	15,714	538,451
Royal Unibrew AS	6,575	496,940
Scandinavian Tobacco Group AS, A Shares	34,935	463,171
Schouw & Co. AS	4,192	385,421
Sydbank AS	6,016	513,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Tryg AS	32,126	791,873
		9,614,942

Finland 1.3%
Finnair OYJ *	18,878	62,003
Fiskars OYJ Abp	2,174	32,777
Hiab OYJ, B shares	3,372	186,742
Huhtamaki OYJ	22,806	766,437
Kalmar OYJ, B Shares	9,084	376,348
Kemira OYJ	29,824	656,404
Kojamo OYJ *	15,222	184,405
Konecranes OYJ	8,862	874,747
Mandatum OYJ	69,288	496,952
Metsa Board OYJ, B Shares (b)	83,201	282,238
Metso OYJ	18,852	309,154
Nokian Renkaat OYJ (b)	86,054	867,790
Olvi OYJ, Class A	2,861	97,637
Orion OYJ, B Shares	11,647	813,344
Sanoma OYJ	25,395	310,390
Terveystalo OYJ	21,792	234,437
TietoEVRY OYJ	43,902	942,289
Tokmanni Group Corp.	17,550	173,482
Valmet OYJ	29,209	950,422
		8,617,998

France 3.7%
Aeroports de Paris SA	3,887	533,223
Air France-KLM *	63,867	851,422
Altarea SCA	288	32,851
Alten SA	8,405	692,196
Amundi SA	10,504	778,687
Beneteau SACA	14,434	139,129
BioMerieux	3,944	507,793
Carmila SA *	10,994	200,427
Cie de L'Odet SE	215	322,318
Clariane SE *	157,072	675,278
Coface SA	21,919	386,044
Constellium SE, Class A *	67,798	1,066,463
Covivio SA	7,855	503,960
Criteo SA, ADR *	15,807	361,664
Dassault Aviation SA	1,081	348,347
Derichebourg SA	62,698	427,696
Edenred SE	25,381	729,556
Emeis SA *	17,826	294,307
Eramet SA (b)	4,728	323,682
Eurazeo SE	4,091	278,875
Eutelsat Communications SACA *(b)	28,542	110,422
FDJ UNITED	12,138	353,666
Fnac Darty SA	12,448	407,662
Gaztransport Et Technigaz SA	1,838	363,979
Gecina SA	5,618	522,088
Getlink SE	24,079	439,519
ICADE	15,647	381,262
ID Logistics Group SACA *	328	148,973
Imerys SA	16,921	416,798
Ipsen SA	5,108	717,833
IPSOS SA	11,690	448,094
JCDecaux SE	25,971	472,529
Klepierre SA	18,261	697,872
LISI SA	1,484	86,925
Mercialys SA	14,630	178,510
Mersen SA	2,488	62,888
Metropole Television SA	22,993	317,219
Nexans SA	6,614	931,266
Nexity SA *	54,755	573,117
Opmobility	43,985	718,436
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
45

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pierre Et Vacances SA *	62,919	117,901
Quadient SA	4,742	81,617
Remy Cointreau SA	4,775	236,577
Sartorius Stedim Biotech	1,541	368,560
Societe BIC SA	7,304	406,406
Societe LDC SADIR	692	73,622
SOITEC *	4,325	204,663
Sopra Steria Group	3,742	582,428
SPIE SA	19,869	1,011,180
Stef SA	963	134,329
Television Francaise 1 SA	49,444	452,340
Trigano SA	2,566	427,009
Ubisoft Entertainment SA *	54,786	489,128
Vallourec SACA	35,296	658,079
Verallia SA	17,897	466,744
Vicat SACA	7,481	560,839
Virbac SACA	542	221,625
Vivendi SE *	73,004	262,958
Worldline SA *(b)	22,627	61,344
		24,620,325

Germany 3.3%
AIXTRON SE	12,432	199,222
Auto1 Group SE *	17,702	622,094
BayWa AG *(b)	13,527	80,414
Bechtle AG	19,963	843,829
Bilfinger SE	6,084	656,418
CANCOM SE	9,391	267,140
Carl Zeiss Meditec AG, Bearer Shares	5,459	276,885
Ceconomy AG *	125,938	644,755
Cewe Stiftung & Co. KGaA	1,536	175,997
CTS Eventim AG & Co. KGaA	1,578	141,375
Delivery Hero SE *	9,090	230,884
Deutsche Pfandbriefbank AG	62,383	328,106
Deutz AG	57,888	573,779
Duerr AG	17,112	399,131
DWS Group GmbH & Co. KGaA	5,210	333,542
Evotec SE *	4,785	38,968
Fielmann Group AG	3,140	171,487
Fraport AG Frankfurt Airport Services Worldwide *	4,472	383,316
Gerresheimer AG (b)	7,322	233,056
Grenke AG	8,844	152,383
Hella GmbH & Co. KGaA	1,558	145,027
HelloFresh SE *	60,241	488,348
Hensoldt AG	2,905	309,666
HOCHTIEF AG	1,769	507,772
Hornbach Holding AG & Co. KGaA	5,794	579,732
HUGO BOSS AG	12,351	547,951
Indus Holding AG	4,112	106,491
Jenoptik AG	11,180	252,511
JOST Werke SE	4,165	242,651
Kloeckner & Co. SE	133,417	853,111
Knorr-Bremse AG	9,165	852,785
Krones AG	2,617	380,115
LEG Immobilien SE	7,020	535,024
Mutares SE & Co. KGaA	7,240	231,117
Nemetschek SE	1,320	152,527
Nordex SE *	10,774	318,164
ProSiebenSat.1 Media SE	93,191	567,714
Rational AG	257	188,535
SAF-Holland SE	14,836	241,335
Salzgitter AG	30,974	1,005,164
Scout24 SE	3,311	382,905
Siltronic AG (b)	7,412	457,720
Sixt SE	3,094	271,986
Stabilus SE	11,786	295,883
SECURITY	NUMBER OF SHARES	VALUE ($)
Stroeer SE & Co. KGaA	4,520	197,768
Suedzucker AG	33,004	363,998
TAG Immobilien AG	22,497	373,471
Takkt AG	3,727	19,355
Talanx AG	7,307	889,783
TeamViewer SE *	12,889	94,871
Traton SE	19,735	633,929
TUI AG *	62,662	533,935
United Internet AG	36,013	1,111,787
Wacker Chemie AG	9,240	728,762
Wacker Neuson SE	9,631	209,704
Wuestenrot & Wuerttembergische AG	16,686	272,010
		22,096,388

Guernsey 0.0%
Burford Capital Ltd.	14,093	138,446
Sirius Real Estate Ltd.	31,943	41,901
		180,347

Hong Kong 2.7%
ASMPT Ltd.	74,700	786,276
Bank of East Asia Ltd.	281,800	485,953
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Cafe de Coral Holdings Ltd.	38,000	30,711
Cathay Pacific Airways Ltd.	261,363	372,057
CK Infrastructure Holdings Ltd.	27,000	175,618
Cowell e Holdings, Inc. *	10,000	39,727
Crystal International Group Ltd.	170,500	149,447
CTF Services Ltd.	205,000	221,514
Dah Sing Financial Holdings Ltd.	57,200	264,483
DFI Retail Group Holdings Ltd.	86,400	303,137
Fortune Real Estate Investment Trust	279,000	180,227
Futu Holdings Ltd., ADR	2,649	527,257
Galaxy Entertainment Group Ltd.	128,000	637,738
Grand Pharmaceutical Group Ltd.	233,500	248,589
Hang Lung Group Ltd.	322,000	612,731
Hang Lung Properties Ltd.	347,614	387,083
Henderson Land Development Co. Ltd.	183,000	643,748
HK Electric Investments & HK Electric Investments Ltd.	403,500	313,638
HKBN Ltd. (b)	422,500	371,361
Hongkong Land Holdings Ltd.	162,000	989,871
Hysan Development Co. Ltd.	140,000	290,046
Johnson Electric Holdings Ltd.	208,000	975,998
Kerry Properties Ltd.	231,000	582,228
Kingboard Laminates Holdings Ltd.	332,500	556,676
Luk Fook Holdings International Ltd.	153,000	489,175
Man Wah Holdings Ltd.	486,000	296,695
Melco Resorts & Entertainment Ltd., ADR *	53,886	441,865
MTR Corp. Ltd.	167,500	614,505
Nine Dragons Paper Holdings Ltd. *	1,468,000	1,051,500
PAX Global Technology Ltd.	302,000	207,149
PCCW Ltd.	1,220,000	871,531
Sino Land Co. Ltd.	452,000	561,445
SJM Holdings Ltd. *	90,500	32,935
Skyworth Group Ltd. *	946,000	479,411
Stella International Holdings Ltd.	157,000	333,778
Swire Properties Ltd.	138,800	378,129
United Energy Group Ltd.	912,000	58,189
United Laboratories International Holdings Ltd.	174,000	281,713
Vitasoy International Holdings Ltd.	142,000	138,880
VTech Holdings Ltd.	62,200	507,284
Wharf Holdings Ltd.	138,000	362,646
See financial notes
46
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wharf Real Estate Investment Co. Ltd.	241,000	685,939
		17,938,883

Indonesia 0.1%
First Pacific Co. Ltd.	1,118,000	902,684

Ireland 0.6%
AIB Group PLC	28,828	265,688
Alkermes PLC *	8,148	250,143
Cairn Homes PLC	98,726	219,965
Cimpress PLC *	4,104	284,038
Dalata Hotel Group PLC	6,392	47,448
Dole PLC	32,501	414,063
Glanbia PLC	47,829	809,551
Glenveagh Properties PLC *	92,021	202,378
Grafton Group PLC, CDI	64,871	811,185
Greencore Group PLC	91,300	286,059
Uniphar PLC	18,444	81,565
		3,672,083

Israel 2.1%
Alony Hetz Properties & Investments Ltd.	23,248	285,031
Ashtrom Group Ltd.	2,205	50,380
Azrieli Group Ltd.	1,798	189,693
Bezeq The Israeli Telecommunication Corp. Ltd.	379,260	776,838
Cellcom Israel Ltd. *	30,930	322,432
Clal Insurance Enterprises Holdings Ltd.	8,113	451,125
Delek Automotive Systems Ltd.	24,737	208,096
Delek Group Ltd.	3,284	863,369
Delta Galil Ltd.	3,109	173,462
Elbit Systems Ltd.	1,474	698,202
Elco Ltd.	3,326	179,054
Electra Ltd.	5,220	165,412
Equital Ltd. *	5,247	250,243
Fattal Holdings 1998 Ltd. *	704	127,780
FIBI Holdings Ltd.	4,726	363,057
First International Bank of Israel Ltd.	6,098	438,580
Formula Systems 1985 Ltd.	2,395	347,672
Fox Wizel Ltd.	473	54,496
G City Ltd.	11,642	39,648
Harel Insurance Investments & Financial Services Ltd.	15,583	543,118
Inmode Ltd. *	8,038	118,721
Isracard Ltd.	45,025	192,096
Israel Corp. Ltd.	2,999	1,061,805
Melisron Ltd.	321	41,783
Mivne Real Estate KD Ltd.	51,998	229,584
Mizrahi Tefahot Bank Ltd.	3,735	242,841
Nice Ltd. *	4,804	655,304
Nova Ltd. *	494	170,252
Oil Refineries Ltd.	797,291	232,939
Partner Communications Co. Ltd.	28,853	286,480
Paz Retail & Energy Ltd.	1,609	344,174
Phoenix Financial Ltd.	22,842	879,349
Plus500 Ltd.	16,211	674,531
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,732	162,811
Shikun & Binui Ltd. *	43,859	244,309
Shufersal Ltd.	44,046	547,402
Strauss Group Ltd.	10,087	284,047
Taboola.com Ltd. *	34,023	121,462
Tower Semiconductor Ltd. *	14,523	1,200,389
		14,217,967

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.2%
ACEA SpA	12,336	298,885
Amplifon SpA	14,567	248,946
Azimut Holding SpA	19,466	761,836
Banca Generali SpA	6,402	362,583
Banca Mediolanum SpA	35,954	722,836
Banca Monte dei Paschi di Siena SpA	59,499	521,835
Banca Popolare di Sondrio SpA	36,815	617,352
BFF Bank SpA *	25,815	311,601
Buzzi SpA	13,683	824,307
CIR SpA-Compagnie Industriali *	89,039	71,035
Danieli & C Officine Meccaniche SpA	2,963	160,109
De' Longhi SpA	10,903	397,960
DiaSorin SpA	2,396	212,221
Enav SpA	44,675	233,432
ERG SpA	10,107	260,721
FinecoBank Banca Fineco SpA	34,435	787,878
Hera SpA	160,875	722,037
Infrastrutture Wireless Italiane SpA	21,339	234,480
Interpump Group SpA	10,458	539,741
Iren SpA	226,199	667,457
Italgas SpA	100,724	1,056,890
Lottomatica Group SpA	5,843	144,078
Maire SpA	4,268	64,801
Nexi SpA	86,712	457,199
OVS SpA	54,446	274,782
Piaggio & C SpA	76,592	174,371
Pirelli & C SpA	99,938	701,569
PRADA SpA	51,100	301,555
Recordati Industria Chimica e Farmaceutica SpA	7,856	467,603
Reply SpA	1,715	240,691
Saipem SpA	193,312	503,954
Salvatore Ferragamo SpA *(b)	25,821	208,183
Sesa SpA	1,749	162,763
SOL SpA	3,382	198,032
Technogym SpA	11,440	207,213
Webuild SpA	53,255	215,219
		14,336,155

Japan 31.6%
& ST HD Co. Ltd.	10,680	180,217
77 Bank Ltd.	8,200	351,470
ABC-Mart, Inc.	18,400	315,225
Acom Co. Ltd.	93,300	265,977
Activia Properties, Inc.	251	229,657
ADEKA Corp.	33,300	754,504
Advance Residence Investment Corp.	246	266,257
AEON Financial Service Co. Ltd.	41,100	402,008
AEON REIT Investment Corp.	267	226,049
Aica Kogyo Co. Ltd.	17,500	412,111
Aichi Steel Corp.	13,500	232,427
Aiful Corp.	21,500	63,227
Ain Holdings, Inc.	13,000	544,689
Aisan Industry Co. Ltd.	17,900	242,542
ALSOK Co. Ltd.	107,800	736,797
Amano Corp.	13,300	352,872
Anritsu Corp.	38,700	572,278
AOKI Holdings, Inc.	15,800	170,336
Aoyama Trading Co. Ltd.	20,400	301,604
Aozora Bank Ltd.	21,500	307,839
Arata Corp.	29,000	564,998
ARCLANDS Corp.	23,600	268,049
Arcs Co. Ltd.	40,200	816,927
ARE Holdings, Inc.	29,500	468,422
Artience Co. Ltd.	17,100	348,516
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
47

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
As One Corp.	10,860	177,277
Asahi Intecc Co. Ltd.	14,300	226,760
Asics Corp.	30,500	776,657
ASKUL Corp.	15,700	142,750
Autobacs Seven Co. Ltd.	38,000	379,659
Axial Retailing, Inc.	15,000	105,941
Azbil Corp.	80,600	794,505
Bando Chemical Industries Ltd.	3,900	48,947
BayCurrent, Inc.	4,700	215,561
Belc Co. Ltd.	6,000	281,696
Bic Camera, Inc.	38,500	388,096
BIPROGY, Inc.	15,500	626,067
Blue Zones Holdings Co. Ltd.	6,892	350,757
BML, Inc.	13,200	312,708
Bunka Shutter Co. Ltd.	20,400	269,053
Calbee, Inc.	22,700	422,464
Canon Marketing Japan, Inc.	17,500	728,713
Capcom Co. Ltd.	13,700	357,749
Casio Computer Co. Ltd.	84,800	664,797
CCI Group, Inc.	44,000	188,077
Central Glass Co. Ltd.	4,700	98,056
Chiba Bank Ltd.	67,700	660,598
Chudenko Corp.	10,500	286,551
Chugin Financial Group, Inc.	19,700	274,714
Chugoku Marine Paints Ltd.	8,700	232,573
Citizen Watch Co. Ltd.	87,300	605,834
CKD Corp.	17,200	368,303
Colowide Co. Ltd.	12,800	138,852
Cosmos Pharmaceutical Corp.	12,140	543,160
Create SD Holdings Co. Ltd.	13,100	271,489
Credit Saison Co. Ltd.	27,900	679,658
CyberAgent, Inc.	92,900	926,051
Daicel Corp.	99,500	856,108
Dai-Dan Co. Ltd.	7,300	323,479
Daido Steel Co. Ltd.	96,300	911,180
Daihen Corp.	5,100	333,724
Daiichikosho Co. Ltd.	20,000	204,488
Daio Paper Corp.	82,500	434,834
Daiseki Co. Ltd.	7,160	150,600
Daishi Hokuetsu Financial Group, Inc.	32,700	315,361
Daiwa House REIT Investment Corp.	478	411,916
Daiwa Office Investment Corp.	71	173,688
Daiwa Securities Living Investments Corp.	235	168,360
DCM Holdings Co. Ltd.	57,700	535,022
DeNA Co. Ltd.	10,586	185,599
Denka Co. Ltd.	46,900	680,677
Dexerials Corp.	19,300	311,307
DMG Mori Co. Ltd.	30,100	466,834
Doshisha Co. Ltd.	2,600	48,898
Doutor Nichires Holdings Co. Ltd.	10,900	170,035
DTS Corp.	30,400	253,256
Duskin Co. Ltd.	12,800	308,594
DyDo Group Holdings, Inc.	7,700	121,254
Eagle Industry Co. Ltd.	11,500	203,584
Earth Corp.	6,700	218,895
EDION Corp.	66,900	880,032
Eizo Corp.	3,000	42,585
Elecom Co. Ltd.	13,127	153,507
Exedy Corp.	15,500	520,800
Ezaki Glico Co. Ltd.	19,800	632,737
FCC Co. Ltd.	16,500	333,300
Ferrotec Corp.	17,500	573,663
Food & Life Cos. Ltd.	9,600	468,224
FP Corp.	13,060	212,228
Frontier Real Estate Investment Corp.	283	166,228
Fuji Co. Ltd.	17,300	220,940
Fuji Corp.	30,038	582,941
Fuji Media Holdings, Inc.	19,800	441,071
SECURITY	NUMBER OF SHARES	VALUE ($)
Fuji Oil Co. Ltd.	19,100	395,066
Fuji Seal International, Inc.	15,100	265,497
Fujimi, Inc.	2,000	31,276
Fujitec Co. Ltd.	8,900	326,564
Fukuda Denshi Co. Ltd.	5,500	248,811
Fukuoka Financial Group, Inc.	22,600	656,764
Fukuyama Transporting Co. Ltd.	16,499	409,828
Furukawa Co. Ltd.	12,800	252,277
Futaba Industrial Co. Ltd.	20,900	127,644
Fuyo General Lease Co. Ltd.	18,235	476,746
Geo Holdings Corp.	6,400	66,997
Glory Ltd.	24,300	580,634
GLP J-Reit	367	332,684
GMO internet group, Inc.	9,100	203,815
Godo Steel Ltd.	1,500	35,565
Goldwin, Inc.	13,500	222,991
GS Yuasa Corp.	42,300	1,181,209
G-Tekt Corp.	7,000	89,815
GungHo Online Entertainment, Inc.	12,650	213,921
Gunma Bank Ltd.	38,300	398,114
Gunze Ltd.	4,200	103,457
H.U. Group Holdings, Inc.	30,800	751,531
H2O Retailing Corp.	45,600	616,932
Hachijuni Bank Ltd.	42,100	424,079
Hakuhodo DY Holdings, Inc.	86,400	625,394
Hamakyorex Co. Ltd.	17,200	170,615
Hamamatsu Photonics KK	59,300	663,758
Happinet Corp.	6,600	268,843
Hazama Ando Corp.	59,000	660,187
Heiwa Corp.	15,200	197,590
Heiwa Real Estate Co. Ltd.	2,300	33,662
Heiwado Co. Ltd.	28,000	515,052
Hikari Tsushin, Inc.	2,350	622,483
Hino Motors Ltd. *	203,700	462,742
Hirogin Holdings, Inc.	36,200	338,211
Hirose Electric Co. Ltd.	5,039	675,061
Hisamitsu Pharmaceutical Co., Inc.	10,900	283,331
Hogy Medical Co. Ltd.	4,800	166,634
Hokkaido Electric Power Co., Inc.	146,900	1,022,339
Hokuetsu Corp.	41,100	217,966
Hokuhoku Financial Group, Inc.	19,100	467,905
Hokuriku Electric Power Co.	103,700	576,724
Horiba Ltd.	8,500	789,719
Hoshizaki Corp.	15,900	559,445
Hosiden Corp.	28,000	446,350
House Foods Group, Inc.	22,900	429,126
Hulic Co. Ltd.	83,700	864,735
Hyakugo Bank Ltd.	35,200	218,298
Ibiden Co. Ltd.	20,600	1,938,966
Idec Corp.	2,400	36,535
IDOM, Inc.	36,300	270,969
Iino Kaiun Kaisha Ltd.	29,700	242,236
Inaba Denki Sangyo Co. Ltd.	21,200	624,277
Inabata & Co. Ltd.	35,700	799,561
Industrial & Infrastructure Fund Investment Corp.	249	231,347
INFRONEER Holdings, Inc.	101,200	1,084,168
Internet Initiative Japan, Inc.	19,200	346,416
Invincible Investment Corp.	418	186,760
Ito En Ltd.	21,500	443,137
Itochu Enex Co. Ltd.	37,000	436,541
Itoham Yonekyu Holdings, Inc.	25,200	901,080
Iyogin Holdings, Inc.	24,700	385,959
Izumi Co. Ltd.	32,500	605,851
J Front Retailing Co. Ltd.	54,400	818,212
Jaccs Co. Ltd.	10,500	274,631
JAFCO Group Co. Ltd.	15,600	243,827
Japan Airport Terminal Co. Ltd.	4,800	149,143
See financial notes
48
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Aviation Electronics Industry Ltd.	23,800	355,449
Japan Excellent, Inc.	174	166,085
Japan Exchange Group, Inc.	66,800	744,898
Japan Hotel REIT Investment Corp.	295	171,850
Japan Lifeline Co. Ltd.	12,100	114,854
Japan Logistics Fund, Inc.	235	152,159
Japan Metropolitan Fund Invest	790	611,122
Japan Petroleum Exploration Co. Ltd.	66,500	555,775
Japan Prime Realty Investment Corp.	392	266,663
Japan Pulp & Paper Co. Ltd.	17,000	79,770
Japan Real Estate Investment Corp.	667	550,123
Japan Steel Works Ltd.	8,500	556,692
Japan Wool Textile Co. Ltd.	22,300	235,221
Jeol Ltd.	8,200	275,579
JGC Holdings Corp.	94,300	953,795
Joyful Honda Co. Ltd.	20,100	265,858
Juroku Financial Group, Inc.	6,100	222,163
JVCKenwood Corp.	45,400	363,757
Kadokawa Corp.	14,500	325,542
Kaga Electronics Co. Ltd.	27,200	629,852
Kagome Co. Ltd.	17,700	305,798
Kakaku.com, Inc.	11,600	206,219
Kaken Pharmaceutical Co. Ltd.	8,982	213,641
Kameda Seika Co. Ltd.	1,300	32,406
Kamigumi Co. Ltd.	27,800	834,506
Kanadevia Corp.	78,600	582,400
Kanamoto Co. Ltd.	19,000	442,513
Kandenko Co. Ltd.	30,000	916,865
Kanematsu Corp.	38,300	775,416
Kansai Paint Co. Ltd.	40,360	647,794
Katitas Co. Ltd.	10,161	165,188
Kato Sangyo Co. Ltd.	21,400	821,470
KDX Realty Investment Corp.	226	250,217
Keihan Holdings Co. Ltd.	20,400	413,291
Keikyu Corp.	45,100	420,745
Keio Corp.	21,700	514,672
Keisei Electric Railway Co. Ltd.	49,500	395,084
Kewpie Corp.	26,100	723,504
KH Neochem Co. Ltd.	3,900	69,743
Kinden Corp.	31,200	1,249,783
Kitz Corp.	32,600	365,465
Kiyo Bank Ltd.	9,800	190,872
Kobayashi Pharmaceutical Co. Ltd.	9,300	309,226
Kobe Bussan Co. Ltd.	13,700	317,896
Koei Tecmo Holdings Co. Ltd.	10,260	138,099
Kohnan Shoji Co. Ltd.	14,000	338,943
Kokusai Electric Corp.	15,700	573,700
Kokuyo Co. Ltd.	100,300	575,562
Komeri Co. Ltd.	18,100	376,561
Konami Group Corp.	6,000	999,211
Konishi Co. Ltd.	5,300	42,421
Konoike Transport Co. Ltd.	13,600	281,281
Kose Corp.	10,400	398,429
Kraftia Corp.	15,800	835,787
Kumagai Gumi Co. Ltd.	67,600	613,780
Kumiai Chemical Industry Co. Ltd.	32,900	145,545
Kurabo Industries Ltd.	4,000	181,878
Kureha Corp.	19,400	463,776
Kurita Water Industries Ltd.	22,600	856,178
Kusuri No. Aoki Holdings Co. Ltd.	9,300	235,651
KYB Corp.	22,000	557,896
Kyoei Steel Ltd.	4,400	65,504
Kyokuto Kaihatsu Kogyo Co. Ltd.	12,800	214,203
Kyorin Pharmaceutical Co. Ltd.	5,000	45,576
Kyoritsu Maintenance Co. Ltd.	7,700	149,856
Kyoto Financial Group, Inc.	18,600	376,806
Kyowa Kirin Co. Ltd.	42,400	656,523
Kyushu Financial Group, Inc.	52,600	301,470
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyushu Railway Co.	28,500	722,783
Lasertec Corp.	2,300	466,974
Leopalace21 Corp.	35,700	145,793
Life Corp.	32,100	503,597
Lintec Corp.	19,300	490,495
Lion Corp.	66,900	659,234
M3, Inc.	41,200	577,412
Mabuchi Motor Co. Ltd.	26,300	464,616
Macnica Holdings, Inc.	63,800	908,304
Makino Milling Machine Co. Ltd.	5,250	381,546
Maruha Nichiro Corp.	36,900	824,841
Marui Group Co. Ltd.	23,900	458,362
Maruichi Steel Tube Ltd.	66,600	563,123
Maruwa Co. Ltd.	600	169,642
Maruzen Showa Unyu Co. Ltd.	5,100	229,493
Max Co. Ltd.	6,100	221,112
Maxell Ltd.	4,200	60,883
McDonald's Holdings Co. Japan Ltd.	14,200	555,503
MCJ Co. Ltd.	28,500	268,841
Mebuki Financial Group, Inc.	116,676	728,013
Megachips Corp.	900	47,172
Megmilk Snow Brand Co. Ltd.	40,100	735,459
Meidensha Corp.	10,100	399,991
Meiko Electronics Co. Ltd.	3,600	236,766
MEITEC Group Holdings, Inc.	14,000	286,980
Menicon Co. Ltd.	19,600	152,802
Milbon Co. Ltd.	5,600	84,111
Mirait One Corp.	45,700	885,543
Mitsubishi HC Capital, Inc.	20,700	161,929
Mitsubishi Logisnext Co. Ltd.	8,600	85,640
Mitsubishi Logistics Corp.	67,800	491,620
Mitsubishi Pencil Co. Ltd.	9,900	131,322
Mitsuboshi Belting Ltd.	7,600	182,997
Mitsui E&S Co. Ltd.	23,000	935,065
Mitsui Fudosan Accommodations Fund, Inc.	213	179,502
Mitsui High-Tec, Inc.	22,050	109,975
Mitsui-Soko Holdings Co. Ltd.	20,800	545,860
Mitsuuroko Group Holdings Co. Ltd.	19,800	270,527
Miura Co. Ltd.	16,400	317,564
MIXI, Inc.	11,500	232,067
Mizuho Leasing Co. Ltd.	35,700	286,002
Mizuno Corp.	15,600	281,425
Mochida Pharmaceutical Co. Ltd.	8,500	162,378
Modec, Inc.	5,600	363,267
MonotaRO Co. Ltd.	13,800	192,539
Morinaga & Co. Ltd.	22,000	379,077
Morinaga Milk Industry Co. Ltd.	39,800	859,127
Morita Holdings Corp.	9,200	139,088
MOS Food Services, Inc.	1,300	32,603
Musashi Seimitsu Industry Co. Ltd.	16,000	360,961
Nabtesco Corp.	38,100	954,391
Nachi-Fujikoshi Corp.	3,200	81,857
Nagoya Railroad Co. Ltd.	54,100	591,798
Nakanishi, Inc.	10,100	133,726
Nankai Electric Railway Co. Ltd.	27,200	491,319
Nexon Co. Ltd.	43,822	893,727
Nextage Co. Ltd.	18,300	274,990
NHK Spring Co. Ltd.	51,900	973,014
Nichias Corp.	14,700	548,520
Nichicon Corp.	25,000	250,835
Nichiha Corp.	11,500	204,548
Nichireki Group Co. Ltd.	2,600	40,897
Nifco, Inc.	27,400	794,039
Nihon Kohden Corp.	42,900	495,796
Nihon M&A Center Holdings, Inc.	44,500	209,586
Nihon Parkerizing Co. Ltd.	29,900	259,702
Nikkiso Co. Ltd.	8,500	83,096
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
49

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nikkon Holdings Co. Ltd.	25,100	566,107
Nippn Corp.	31,000	440,728
Nippon Building Fund, Inc.	696	642,211
Nippon Densetsu Kogyo Co. Ltd.	15,000	279,837
Nippon Electric Glass Co. Ltd.	29,800	1,003,271
Nippon Gas Co. Ltd.	22,800	436,473
Nippon Kayaku Co. Ltd.	59,800	546,836
Nippon Light Metal Holdings Co. Ltd.	68,300	994,604
Nippon Paint Holdings Co. Ltd.	119,200	758,234
Nippon Prologis REIT, Inc.	574	333,854
Nippon Sanso Holdings Corp.	6,300	209,234
Nippon Seiki Co. Ltd.	12,000	138,666
Nippon Shinyaku Co. Ltd.	19,600	410,102
Nippon Shokubai Co. Ltd.	56,584	655,601
Nippon Soda Co. Ltd.	17,300	383,522
Nippon Television Holdings, Inc.	35,000	849,186
Nipro Corp.	64,800	632,535
Nishimatsu Construction Co. Ltd.	11,000	377,848
Nishimatsuya Chain Co. Ltd.	14,200	189,996
Nishi-Nippon Financial Holdings, Inc.	18,300	312,715
Nishi-Nippon Railroad Co. Ltd.	31,700	460,501
Nissan Chemical Corp.	24,700	834,506
Nissha Co. Ltd.	5,100	44,309
Nisshin Oillio Group Ltd.	14,600	482,401
Nisshinbo Holdings, Inc.	110,600	874,049
Nitta Corp.	1,500	39,319
Nittetsu Mining Co. Ltd.	8,500	93,100
Nitto Boseki Co. Ltd.	4,800	270,934
Nitto Kogyo Corp.	11,000	263,421
NOF Corp.	37,000	658,398
Nojima Corp.	74,100	547,141
NOK Corp.	50,600	898,480
Nomura Co. Ltd.	29,600	196,902
Nomura Real Estate Holdings, Inc.	134,700	769,254
Nomura Real Estate Master Fund, Inc.	524	559,105
Noritake Co. Ltd.	10,200	319,498
Noritz Corp.	4,700	61,027
North Pacific Bank Ltd.	54,800	256,647
NPR-RIKEN Corp.	3,200	64,794
NS Solutions Corp.	9,600	241,890
NS United Kaiun Kaisha Ltd.	1,800	64,352
NSD Co. Ltd.	8,100	173,061
NTN Corp.	409,003	913,121
NTT UD REIT Investment Corp.	165	146,112
Obic Co. Ltd.	12,000	372,253
Odakyu Electric Railway Co. Ltd.	66,700	705,439
Okamoto Industries, Inc.	1,100	35,998
Okamura Corp.	27,500	402,298
Oki Electric Industry Co. Ltd.	15,800	188,768
Okinawa Cellular Telephone Co.	2,600	43,344
OKUMA Corp.	17,400	387,372
Okumura Corp.	11,800	374,064
Onward Holdings Co. Ltd.	12,900	54,138
Open House Group Co. Ltd.	19,300	928,773
Open Up Group, Inc.	10,300	114,900
Oracle Corp. Japan	2,900	267,350
Organo Corp.	2,100	180,220
Orient Corp.	9,160	57,248
Oriental Land Co. Ltd.	35,800	724,508
Orix JREIT, Inc.	603	408,159
Osaka Soda Co. Ltd.	17,900	190,987
OSG Corp.	27,700	401,603
Pacific Industrial Co. Ltd.	9,400	187,461
PALTAC Corp.	25,400	749,109
Paramount Bed Holdings Co. Ltd.	12,000	274,810
Park24 Co. Ltd.	23,100	269,963
Pasona Group, Inc.	2,800	34,624
Penta-Ocean Construction Co. Ltd.	123,600	1,131,557
SECURITY	NUMBER OF SHARES	VALUE ($)
Pigeon Corp.	34,200	386,856
Pilot Corp.	9,800	295,921
Piolax, Inc.	2,300	25,628
Pola Orbis Holdings, Inc.	28,600	246,413
Prima Meat Packers Ltd.	21,500	345,375
Raito Kogyo Co. Ltd.	15,300	320,196
Raiznext Corp.	5,500	68,335
Rakuten Group, Inc. *	40,683	266,156
Relo Group, Inc.	17,000	183,003
Resorttrust, Inc.	21,176	249,542
Restar Corp.	2,800	46,843
Retail Partners Co. Ltd.	6,900	57,643
Ricoh Leasing Co. Ltd.	3,400	124,865
Rinnai Corp.	27,100	614,240
Rohto Pharmaceutical Co. Ltd.	29,500	457,547
Round One Corp.	18,500	132,834
Ryobi Ltd.	6,900	123,178
S Foods, Inc.	4,400	71,413
Saizeriya Co. Ltd.	5,200	170,030
Sakai Moving Service Co. Ltd.	2,400	43,879
Sakata INX Corp.	20,900	308,521
Sakata Seed Corp.	6,900	176,800
San-A Co. Ltd.	15,900	276,575
San-Ai Obbli Co. Ltd.	51,400	680,788
Sangetsu Corp.	15,600	305,040
San-In Godo Bank Ltd.	23,000	202,232
Sanken Electric Co. Ltd. *	5,200	249,931
Sanki Engineering Co. Ltd.	13,400	460,505
Sankyo Co. Ltd.	24,800	430,214
Santen Pharmaceutical Co. Ltd.	83,500	818,114
Sanyo Chemical Industries Ltd.	1,950	53,057
Sanyo Denki Co. Ltd.	8,400	214,796
Sapporo Holdings Ltd.	9,300	446,925
Sawai Group Holdings Co. Ltd.	29,900	357,074
SBI Holdings, Inc.	12,700	567,525
SBS Holdings, Inc.	2,000	43,984
SCREEN Holdings Co. Ltd.	12,000	1,137,572
SCSK Corp.	21,428	787,406
Sega Sammy Holdings, Inc.	28,200	521,804
Seibu Holdings, Inc.	19,955	701,379
Seiko Group Corp.	8,500	390,353
Seino Holdings Co. Ltd.	43,000	607,674
Seiren Co. Ltd.	13,700	280,553
Sekisui House Reit, Inc.	416	214,102
Sekisui Jushi Corp.	3,400	45,462
Senko Group Holdings Co. Ltd.	53,300	695,680
Seria Co. Ltd.	18,600	354,179
Seven Bank Ltd.	132,000	242,485
Sharp Corp. *	80,600	447,423
Shibaura Machine Co. Ltd.	1,600	44,430
Shibuya Corp.	7,400	164,171
Shiga Bank Ltd.	4,500	181,774
Shikoku Electric Power Co., Inc.	87,900	784,804
Shinmaywa Industries Ltd.	27,400	356,336
Ship Healthcare Holdings, Inc.	33,700	504,133
Shizuoka Financial Group, Inc.	56,400	759,573
SHO-BOND Holdings Co. Ltd.	7,000	222,121
Shoei Foods Corp.	1,200	30,675
Showa Sangyo Co. Ltd.	3,900	74,445
Siix Corp.	6,500	58,296
SKY Perfect JSAT Holdings, Inc.	33,200	326,687
Skylark Holdings Co. Ltd.	33,200	600,620
Socionext, Inc.	25,800	580,617
Sotetsu Holdings, Inc.	21,400	358,734
Square Enix Holdings Co. Ltd.	43,200	835,695
Starts Corp., Inc.	10,700	332,383
Sugi Holdings Co. Ltd.	32,800	708,315
Sumitomo Bakelite Co. Ltd.	19,100	635,304
See financial notes
50
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Densetsu Co. Ltd.	4,200	264,303
Sumitomo Osaka Cement Co. Ltd.	19,100	477,121
Sumitomo Pharma Co. Ltd. *	61,231	667,538
Sumitomo Riko Co. Ltd.	15,800	267,378
Sumitomo Warehouse Co. Ltd.	17,600	371,217
Sundrug Co. Ltd.	28,300	763,922
Suruga Bank Ltd.	14,600	146,148
SWCC Corp.	5,900	286,656
T Hasegawa Co. Ltd.	7,300	127,900
Tachibana Eletech Co. Ltd.	3,000	55,110
Tadano Ltd.	51,100	354,901
Taihei Dengyo Kaisha Ltd.	18,300	256,595
Taikisha Ltd.	17,100	338,544
Taiyo Holdings Co. Ltd.	5,500	294,214
Takamatsu Construction Group Co. Ltd.	2,900	63,648
Takara Holdings, Inc.	67,963	692,219
Takara Standard Co. Ltd.	24,800	400,554
Takasago International Corp.	23,000	224,780
Takasago Thermal Engineering Co. Ltd.	17,700	525,233
Takashimaya Co. Ltd.	101,000	1,080,332
Takeuchi Manufacturing Co. Ltd.	8,600	354,557
Takuma Co. Ltd.	20,200	309,813
Tamron Co. Ltd.	4,900	34,798
TBS Holdings, Inc.	15,500	535,177
TechnoPro Holdings, Inc.	17,100	535,957
THK Co. Ltd.	30,700	817,465
TKC Corp.	6,800	177,918
Toa Corp.	21,200	324,721
Toagosei Co. Ltd.	42,600	422,585
Tocalo Co. Ltd.	12,500	183,198
Toda Corp.	80,500	542,309
Toei Co. Ltd.	3,800	135,085
Toho Co. Ltd.	9,900	580,307
Toho Holdings Co. Ltd.	25,300	811,342
Tokai Carbon Co. Ltd.	114,800	769,024
Tokai Corp.	4,000	55,412
TOKAI Holdings Corp.	55,300	366,110
Tokai Rika Co. Ltd.	40,469	727,001
Token Corp.	3,850	353,189
Tokuyama Corp.	35,600	883,822
Tokyo Century Corp.	55,800	658,543
Tokyo Kiraboshi Financial Group, Inc.	3,300	157,129
Tokyo Metro Co. Ltd. (b)	25,200	264,905
Tokyo Ohka Kogyo Co. Ltd.	15,000	547,403
Tokyo Seimitsu Co. Ltd.	6,900	474,675
Tokyo Steel Manufacturing Co. Ltd.	36,600	322,947
Tokyo Tatemono Co. Ltd.	41,800	780,416
Tokyu Construction Co. Ltd.	13,600	92,497
Tomy Co. Ltd.	13,800	283,890
Topcon Corp. *	20,500	436,313
Topre Corp.	35,600	516,053
Toshiba TEC Corp.	11,900	240,194
Totetsu Kogyo Co. Ltd.	9,300	255,250
Towa Pharmaceutical Co. Ltd.	8,500	156,481
Toyo Construction Co. Ltd.	23,500	265,107
Toyo Tire Corp.	45,400	1,240,785
Toyobo Co. Ltd.	22,000	163,302
Toyoda Gosei Co. Ltd.	45,200	1,046,144
Toyota Boshoku Corp.	14,600	221,994
Transcosmos, Inc.	13,300	315,178
Trend Micro, Inc.	12,200	622,596
Trusco Nakayama Corp.	23,500	370,516
TS Tech Co. Ltd.	54,000	639,996
TSI Holdings Co. Ltd.	21,700	134,652
Tsubakimoto Chain Co.	38,000	531,853
Tsumura & Co.	13,590	315,241
TV Asahi Holdings Corp.	17,490	355,910
Tv Tokyo Holdings Corp.	6,700	201,758
SECURITY	NUMBER OF SHARES	VALUE ($)
UACJ Corp.	79,320	1,024,248
Uchida Yoko Co. Ltd.	1,200	80,902
Ulvac, Inc.	13,900	630,495
United Super Markets Holdings, Inc.	77,112	411,804
United Urban Investment Corp.	342	413,911
Ushio, Inc.	24,100	399,571
USS Co. Ltd.	42,946	474,033
UT Group Co. Ltd.	7,800	138,897
Valor Holdings Co. Ltd.	43,900	803,612
Valqua Ltd.	1,500	37,737
Wacoal Holdings Corp.	10,500	366,147
Wacom Co. Ltd.	42,600	231,225
Wakita & Co. Ltd.	3,800	43,728
Welcia Holdings Co. Ltd.	42,800	853,723
YAMABIKO Corp.	12,800	213,851
Yamae Group Holdings Co. Ltd.	6,000	99,609
Yamaguchi Financial Group, Inc.	20,400	233,720
Yamato Kogyo Co. Ltd.	6,100	384,492
Yamazen Corp.	40,800	378,047
Yellow Hat Ltd.	27,000	271,882
Yodoko Ltd.	35,300	297,621
Yokogawa Bridge Holdings Corp.	14,300	255,260
Yokohama Financial Group, Inc.	122,400	889,142
Yoshinoya Holdings Co. Ltd.	13,900	274,379
Yuasa Trading Co. Ltd.	12,600	409,661
Yurtec Corp.	18,100	291,792
Zacros Corp.	7,600	51,941
Zenkoku Hosho Co. Ltd.	13,600	279,520
Zensho Holdings Co. Ltd.	7,800	485,675
Zeon Corp.	58,800	603,317
Zojirushi Corp.	3,200	34,493
ZOZO, Inc.	26,500	229,079
		210,530,683

Jersey 0.3%
boohoo Group PLC *	98,198	15,480
CVC Capital Partners PLC	6,651	111,083
International Workplace Group PLC	75,499	224,693
Man Group PLC	249,817	690,197
TP ICAP Group PLC	173,270	597,602
		1,639,055

Luxembourg 0.5%
Allegro.eu SA *	31,219	291,518
Aroundtown SA *	150,037	536,152
Befesa SA	10,769	356,648
Grand City Properties SA	3,360	42,784
InPost SA *	7,910	99,638
RTL Group SA	17,581	678,821
Samsonite Group SA	215,057	449,697
Spotify Technology SA *	1,036	678,911
Subsea 7 SA	11,487	209,791
		3,343,960

Macau 0.1%
Sands China Ltd.	161,200	420,128
Wynn Macau Ltd.	44,400	37,754
		457,882

Netherlands 1.9%
Adyen NV *	501	858,456
Arcadis NV	9,183	438,550
ASM International NV	357	231,638
Basic-Fit NV *	8,195	243,260
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
51

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BE Semiconductor Industries NV	3,686	628,449
Brembo NV	41,219	444,562
Cementir Holding NV	11,668	214,989
Corbion NV	14,240	289,830
CTP NV	7,353	153,333
Davide Campari-Milano NV	66,511	463,041
Eurocommercial Properties NV	6,481	193,523
Euronext NV	3,812	544,780
Ferrovial SE	9,707	595,664
Flow Traders Ltd. *	6,394	175,816
Fugro NV	29,227	298,475
IMCD NV	1,222	126,628
JDE Peet's NV	31,667	1,152,492
Koninklijke BAM Groep NV	71,921	667,634
Koninklijke Heijmans NV	3,810	269,916
Koninklijke Vopak NV	9,330	422,807
MFE-MediaForEurope NV, Class A	88,235	312,418
MFE-MediaForEurope NV, Class B	31,712	147,887
OCI NV *	62,959	246,972
Pepco Group NV	43,670	328,924
Qiagen NV	18,465	869,149
RHI Magnesita NV	5,719	157,815
SBM Offshore NV	10,094	261,021
Technip Energies NV	20,861	847,667
TKH Group NV	12,150	537,128
Van Lanschot Kempen NV	4,142	242,172
		12,364,996

New Zealand 0.7%
a2 Milk Co. Ltd.	80,655	498,472
Air New Zealand Ltd.	739,392	251,755
Auckland International Airport Ltd.	54,297	252,709
Chorus Ltd.	68,906	369,078
Contact Energy Ltd.	132,434	705,983
EBOS Group Ltd.	35,313	584,007
Fisher & Paykel Healthcare Corp. Ltd.	30,152	640,141
Freightways Group Ltd.	16,801	141,374
Genesis Energy Ltd.	203,223	291,899
Mercury NZ Ltd.	86,782	321,704
Meridian Energy Ltd.	167,936	568,526
Ryman Healthcare Ltd. *	13,473	22,063
SKYCITY Entertainment Group Ltd. *	369,710	154,444
Xero Ltd. *	1,574	148,909
		4,951,064

Norway 1.8%
AF Gruppen ASA *	10,172	171,119
Aker Solutions ASA	79,449	218,292
Atea ASA *	23,816	363,027
Austevoll Seafood ASA	32,096	301,359
Bluenord ASA *	2,472	112,885
Bonheur ASA	4,665	100,923
Borregaard ASA	13,400	253,997
DNO ASA	431,890	589,737
DOF Group ASA	15,944	142,934
Elkem ASA *	257,945	678,470
Europris ASA	33,712	290,663
Gjensidige Forsikring ASA	21,514	578,990
Hoegh Autoliners ASA	35,554	318,584
Kongsberg Gruppen ASA	14,097	359,379
Leroy Seafood Group ASA	81,987	386,037
MPC Container Ships ASA	172,101	301,147
Norconsult Norge AS	43,456	200,994
Nordic Semiconductor ASA *	13,250	191,636
Norwegian Air Shuttle ASA	114,109	177,148
Odfjell Drilling Ltd.	20,231	162,504
SECURITY	NUMBER OF SHARES	VALUE ($)
Opera Ltd., ADR	8,492	125,172
Salmar ASA	7,366	413,631
Scatec ASA *	12,644	133,315
SFL Corp. Ltd.	33,666	251,148
SpareBank 1 Nord Norge	22,998	311,841
SpareBank 1 SMN	17,343	319,000
SpareBank 1 Sor-Norge ASA	27,915	480,512
Sparebanken Norge	20,147	351,053
Stolt-Nielsen Ltd.	10,307	345,709
Storebrand ASA	38,400	595,085
TGS ASA	55,826	481,763
TOMRA Systems ASA	19,982	243,939
Var Energi ASA	46,392	155,872
Veidekke ASA	28,535	441,720
Vend Marketplaces ASA, B Shares	18,864	649,953
Wallenius Wilhelmsen ASA	97,656	763,757
Wilh Wilhelmsen Holding ASA, Class A	448	22,556
Wilh Wilhelmsen Holding ASA, Class B	850	40,279
		12,026,130

Poland 1.2%
Alior Bank SA	11,990	334,103
Asseco Poland SA	14,746	857,726
Bank Millennium SA *	51,515	215,629
Budimex SA	1,188	188,607
CD Projekt SA	2,610	179,327
Cognor Holding SA *	26,307	47,015
Cyfrowy Polsat SA *	150,435	539,848
Dino Polska SA *	29,978	358,066
Enea SA	150,849	846,201
Eurocash SA *	75,330	164,294
Grupa Azoty SA *	52,407	265,580
Grupa Kety SA	1,914	481,703
Jastrzebska Spolka Weglowa SA *	80,829	566,295
KRUK SA	2,299	282,610
LPP SA	99	480,564
mBank SA *	1,091	290,521
Orange Polska SA	237,154	577,826
Santander Bank Polska SA	3,808	501,500
Tauron Polska Energia SA *	174,233	471,672
		7,649,087

Portugal 0.4%
Banco Comercial Portugues SA, Class R	851,943	752,012
Navigator Co. SA	67,752	234,605
NOS SGPS SA	79,311	343,666
REN - Redes Energeticas Nacionais SGPS SA	123,373	464,404
Sonae SGPS SA	512,844	835,857
		2,630,544

Republic of Korea 8.0%
Amorepacific Corp.	7,424	628,795
Amorepacific Holdings Corp.	21,748	387,065
Asiana Airlines, Inc. *	78,463	485,179
BGF retail Co. Ltd.	4,652	338,014
BH Co. Ltd.	13,408	172,256
Binggrae Co. Ltd.	1,773	89,846
Celltrion, Inc.	5,306	653,092
Cheil Worldwide, Inc.	24,151	344,652
CJ ENM Co. Ltd. *	10,492	515,867
CJ Logistics Corp.	6,513	376,054
Coway Co. Ltd.	14,069	879,731
Daeduck Electronics Co. Ltd.	13,910	368,592
Daesang Corp.	15,058	220,000
See financial notes
52
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daewoo Engineering & Construction Co. Ltd. *	204,574	536,600
Daishin Securities Co. Ltd.	8,656	176,435
Daou Data Corp.	6,781	83,468
Daou Technology, Inc.	17,732	484,449
DB HiTek Co. Ltd.	10,466	429,950
DL E&C Co. Ltd.	21,489	642,827
DL Holdings Co. Ltd.	7,672	209,238
Dongjin Semichem Co. Ltd.	8,700	259,982
Dongwon Industries Co. Ltd.	4,376	148,582
Doosan Bobcat, Inc. *	19,916	840,717
Doosan Co. Ltd.	2,228	1,472,183
DoubleDown Interactive Co. Ltd., ADR *	12,534	111,553
E1 Corp.	1,212	63,568
Ecopro BM Co. Ltd. *	1,618	181,042
Ecopro Co. Ltd.	6,081	374,479
F&F Co. Ltd.	4,372	187,961
Gravity Co. Ltd., ADR *	1,809	104,687
GS Engineering & Construction Corp.	49,057	642,485
GS P&L Co. Ltd. *	1,380	37,145
GS Retail Co. Ltd.	28,834	358,369
Handsome Co. Ltd.	3,639	37,452
Hanjin Logistics Corp.	3,019	42,351
Hanon Systems *	104,126	318,131
Hansol Chemical Co. Ltd.	2,056	334,111
Hanwha Aerospace Co. Ltd.	882	604,986
Hanwha General Insurance Co. Ltd. *	13,659	51,867
Hanwha Life Insurance Co. Ltd. *	148,180	314,638
Harim Holdings Co. Ltd.	134,851	698,918
HD Hyundai Construction Equipment Co. Ltd.	4,652	325,863
HD Hyundai Infracore Co. Ltd. *	44,492	474,679
HD Hyundai Mipo	1,764	299,004
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,484	1,490,394
HDC Holdings Co. Ltd.	21,309	274,987
HDC Hyundai Development Co-Engineering & Construction, Class E	18,194	245,761
Hite Jinro Co. Ltd.	12,021	158,727
HL Mando Co. Ltd.	18,657	503,034
Hotel Shilla Co. Ltd. *	11,030	376,119
HS Hyosung Advanced Materials Corp.	1,534	199,039
HYBE Co. Ltd. *	603	144,043
Hyosung Corp.	691	61,300
Hyosung TNC Corp.	2,892	421,589
Hyundai Department Store Co. Ltd.	8,472	479,952
Hyundai Elevator Co. Ltd.	3,508	185,937
Hyundai Green Food	21,448	226,561
Hyundai Home Shopping Network Corp.	1,561	57,600
Hyundai Marine & Fire Insurance Co. Ltd. *	40,091	767,107
Hyundai Rotem Co. Ltd.	1,498	242,351
Hyundai Wia Corp.	17,708	726,770
iM Financial Group Co. Ltd.	89,544	830,804
Industrial Bank of Korea	46,084	624,529
IS Dongseo Co. Ltd.	2,298	29,968
JB Financial Group Co. Ltd.	38,859	611,787
Kakao Corp.	22,748	1,036,733
Kangwon Land, Inc.	16,933	200,472
KCC Corp.	1,859	572,468
KCC Glass Corp.	7,344	133,706
KEPCO Plant Service & Engineering Co. Ltd.	5,332	189,129
KG Chemical Corp.	20,877	71,246
KG Dongbusteel	8,864	33,863
KIWOOM Securities Co. Ltd.	2,494	518,036
Kolon Industries, Inc.	20,979	523,129
SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Aerospace Industries Ltd.	4,339	314,369
Korea Investment Holdings Co. Ltd.	9,036	1,152,053
Korea Petrochemical Ind Co. Ltd.	4,475	410,659
Korean Reinsurance Co.	59,112	440,202
Krafton, Inc. *	2,045	395,805
Kumho Tire Co., Inc. *	49,697	164,432
Kwang Dong Pharmaceutical Co. Ltd.	8,464	33,901
LF Corp.	17,876	229,026
LG Energy Solution Ltd. *	1,517	502,198
Lotte Chilsung Beverage Co. Ltd.	1,419	114,753
Lotte Corp.	20,422	418,244
LOTTE Fine Chemical Co. Ltd.	9,445	301,815
Lotte Rental Co. Ltd.	11,970	245,933
Lotte Shopping Co. Ltd.	15,753	718,871
LS Corp.	7,858	1,145,177
LS Electric Co. Ltd.	1,383	419,823
LX Hausys Ltd.	2,411	47,562
LX International Corp.	41,917	885,639
LX Semicon Co. Ltd.	6,456	258,934
Macquarie Korea Infrastructure Fund	32,870	253,503
Mcnex Co. Ltd.	2,734	59,621
Meritz Financial Group, Inc.	8,254	639,636
Mirae Asset Securities Co. Ltd.	44,011	809,194
Misto Holdings Corp.	10,179	262,553
NCSoft Corp.	4,244	655,077
Netmarble Corp.	2,973	112,662
NH Investment & Securities Co. Ltd.	27,102	386,369
NHN Corp.	12,264	249,197
NICE Holdings Co. Ltd. *	5,239	50,986
NongShim Co. Ltd.	1,056	322,893
OCI Holdings Co. Ltd.	5,763	460,791
Orion Corp.	4,872	339,262
Orion Holdings Corp.	19,424	258,614
Otoki Corp.	812	221,267
Pan Ocean Co. Ltd.	160,731	431,768
Partron Co. Ltd.	9,058	43,933
Poongsan Corp.	6,299	484,448
POSCO Future M Co. Ltd. *	218	33,031
Posco International Corp.	15,633	602,217
S-1 Corp.	7,119	374,353
Samchully Co. Ltd.	741	64,018
Samsung Biologics Co. Ltd. *(a)	143	122,257
Samsung Card Co. Ltd.	1,999	69,447
Samsung E&A Co. Ltd.	57,885	1,052,366
Samsung Heavy Industries Co. Ltd. *	29,544	612,757
Samsung Life Insurance Co. Ltd.	9,584	1,035,736
Samsung Securities Co. Ltd.	10,231	553,719
Samyang Holdings Corp. *(a)	3,913	286,555
SD Biosensor, Inc.	34,189	229,166
SeAH Besteel Holdings Corp.	2,306	44,396
SeAH Steel Holdings Corp.	1,180	118,766
Seegene, Inc.	15,034	266,650
Seoul Semiconductor Co. Ltd. *	6,312	27,729
Seoyon E-Hwa Co. Ltd.	3,475	31,649
SFA Engineering Corp.	10,983	190,378
Shinsegae, Inc.	5,615	684,365
SIMMTECH Co. Ltd.	12,926	568,554
SK Chemicals Co. Ltd.	6,550	290,239
SK Discovery Co. Ltd.	10,971	456,681
SK Gas Ltd.	986	180,279
SK Networks Co. Ltd.	124,848	397,417
SKC Co. Ltd. *	2,258	201,199
SL Corp.	7,088	180,093
Soulbrain Co. Ltd.	1,211	239,511
Sungwoo Hitech Co. Ltd.	15,508	73,486
Taekwang Industrial Co. Ltd.	83	46,721
Taihan Cable & Solution Co. Ltd. *	20,014	338,261
WONIK IPS Co. Ltd.	9,393	421,289
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
53

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Young Poong Corp.	1,326	45,579
Youngone Corp.	8,861	359,292
Youngone Holdings Co. Ltd.	3,829	381,892
Yuhan Corp.	2,966	245,379
		53,310,601

Singapore 2.1%
BW LPG Ltd.	33,584	444,743
CapitaLand Ascendas REIT	306,721	664,061
CapitaLand Ascott Trust	306,304	222,125
CapitaLand Integrated Commercial Trust	383,680	697,526
CapitaLand Investment Ltd.	166,798	337,939
City Developments Ltd.	105,000	583,218
ComfortDelGro Corp. Ltd.	583,300	654,037
Frasers Logistics & Commercial Trust	354,500	259,965
Genting Singapore Ltd.	808,800	453,372
Grab Holdings Ltd., Class A *	31,400	188,714
Hafnia Ltd.	72,620	452,405
Hutchison Port Holdings Trust, U Shares	3,459,600	726,516
IGG, Inc.	365,900	183,411
Jardine Cycle & Carriage Ltd.	31,900	796,529
Keppel Infrastructure Trust	1,039,915	367,519
Keppel Ltd.	35,800	279,968
Mapletree Industrial Trust	169,566	277,311
Mapletree Logistics Trust	299,532	308,237
Mapletree Pan Asia Commercial Trust	244,292	270,276
Netlink NBN Trust	256,200	192,870
SATS Ltd.	84,949	223,093
Sea Ltd., ADR *	6,361	993,906
Seatrium Ltd.	97,573	162,775
Sembcorp Industries Ltd.	110,100	551,661
Sheng Siong Group Ltd.	112,000	199,556
Singapore Exchange Ltd.	61,500	797,996
Singapore Post Ltd.	604,900	195,421
Singapore Technologies Engineering Ltd.	134,700	877,578
StarHub Ltd.	45,400	40,461
UOL Group Ltd.	105,601	645,139
Venture Corp. Ltd.	71,800	821,664
		13,869,992

Spain 1.6%
Abengoa SA, B Shares *(a)	66,135,341	0
Acciona SA	3,085	682,840
Almirall SA	3,589	51,655
Atresmedia Corp. de Medios de Comunicacion SA	20,069	121,469
Bankinter SA	67,010	1,010,201
Cellnex Telecom SA *	4,981	155,067
CIE Automotive SA	11,176	374,808
Colonial SFL Socimi SA	35,424	224,155
Construcciones y Auxiliar de Ferrocarriles SA	4,634	292,600
Corp. ACCIONA Energias Renovables SA	8,710	239,619
Ebro Foods SA	16,323	332,685
EDP Renovaveis SA	32,356	473,067
Elecnor SA	7,561	246,649
Enagas SA	43,613	691,974
Ence Energia y Celulosa SA (b)	11,318	34,566
Faes Farma SA	43,350	223,125
Fluidra SA	11,490	332,571
Gestamp Automocion SA	120,067	464,585
Grupo Catalana Occidente SA	8,171	466,216
Indra Sistemas SA	11,703	647,380
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	155,196	205,720
Logista Integral SA	10,577	352,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Mapfre SA	62,229	274,824
Merlin Properties Socimi SA	33,191	517,058
Naturgy Energy Group SA	7,683	232,731
Prosegur Cia de Seguridad SA	26,494	86,496
Puig Brands SA, Class B	6,200	106,377
Sacyr SA	119,587	526,064
Unicaja Banco SA	95,963	259,082
Vidrala SA	2,718	258,906
Viscofan SA	7,632	474,314
		10,359,306

Sweden 3.2%
AAK AB	22,312	623,903
AcadeMedia AB	28,680	316,716
AddLife AB, B Shares	9,234	199,488
AddTech AB, B Shares	10,197	343,544
AFRY AB	24,553	421,209
Alleima AB	48,523	419,057
Ambea AB	9,536	128,574
Arjo AB, B Shares	56,492	179,264
Asmodee Group AB, Class B *	3,293	42,437
Attendo AB	28,685	243,381
Avanza Bank Holding AB	4,679	179,835
Axfood AB	19,116	520,894
Beijer Ref AB	21,418	338,448
Betsson AB, Class B	19,617	305,723
Bilia AB, A Shares	33,040	462,570
Billerud Aktiebolag	85,970	795,517
Bravida Holding AB	45,072	380,962
Castellum AB	42,019	477,849
Clas Ohlson AB, B Shares	1,908	69,582
Corem Property Group AB, B Shares	54,088	21,996
Dometic Group AB	122,685	599,685
Electrolux Professional AB, B Shares	21,139	146,820
Elekta AB, B Shares	82,924	421,487
Embracer Group AB *	18,826	196,199
EQT AB	16,612	574,071
Evolution AB	9,925	661,278
Fabege AB	21,917	192,980
Fastighets AB Balder, B Shares *	33,657	246,870
Getinge AB, B Shares	38,750	907,747
Granges AB	29,459	431,069
Hexpol AB	52,551	477,805
Holmen AB, B Shares	15,802	597,094
Indutrade AB	17,624	471,129
Investment AB Latour, B Shares	1,518	38,678
Inwido AB	10,487	157,652
JM AB	24,301	345,974
Lagercrantz Group AB, B Shares	4,670	114,250
Lifco AB, B Shares	7,447	287,524
Lindab International AB	12,196	291,757
Loomis AB	17,121	689,727
MEKO AB	14,036	113,536
Mycronic AB	7,457	174,932
NCAB Group AB *	7,108	43,690
NCC AB, B Shares	32,161	733,139
New Wave Group AB, B Shares	13,199	155,559
Nibe Industrier AB, B Shares	178,637	695,131
Nolato AB, B Shares	27,851	184,314
Pandox AB	2,658	52,991
Peab AB, B Shares	67,566	546,817
Ratos AB, B Shares	90,390	365,673
Saab AB, B Shares	17,555	965,989
Sagax AB, B Shares	6,537	146,695
Samhallsbyggnadsbolaget i Norden AB *	520,974	286,006
Scandic Hotels Group AB	34,908	339,305
Sinch AB *	137,997	499,709
See financial notes
54
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stillfront Group AB *	59,082	40,084
Svenska Cellulosa AB SCA, B Shares	38,839	517,341
Sweco AB, B Shares	20,272	365,271
Swedish Orphan Biovitrum AB *	14,021	483,069
Thule Group AB	13,714	351,358
Wihlborgs Fastigheter AB	19,470	189,199
		21,570,553

Switzerland 3.1%
Accelleron Industries AG	4,195	343,868
Allreal Holding AG	1,540	368,073
ALSO Holding AG	2,215	636,439
Aryzta AG *	4,517	289,619
Avolta AG *	14,541	766,515
Baloise Holding AG	2,774	688,898
Banque Cantonale Vaudoise	2,354	273,315
Belimo Holding AG	496	535,156
Bell Food Group AG	1,019	292,374
BeOne Medicines Ltd., Class H *	2,100	50,489
BKW AG	2,278	509,833
Bossard Holding AG, Class A	846	183,839
Bucher Industries AG	523	232,068
Burckhardt Compression Holding AG	160	110,663
Bystronic AG	196	72,848
Cembra Money Bank AG	3,360	384,226
Clariant AG *	72,518	650,204
Comet Holding AG	571	139,550
Daetwyler Holding AG	911	167,989
DKSH Holding AG	11,195	780,690
DocMorris AG *(b)	1,606	11,056
dormakaba Holding AG	3,820	326,292
DSM-Firmenich AG	834	67,978
Emmi AG	394	350,095
EMS-Chemie Holding AG	628	430,136
Flughafen Zurich AG	1,383	408,518
Forbo Holding AG	284	260,942
Galderma Group AG	1,343	249,411
Galenica AG	9,018	971,884
Garrett Motion, Inc.	21,513	364,430
Georg Fischer AG	8,136	574,478
Helvetia Holding AG	3,570	877,252
Huber & Suhner AG	3,179	582,223
Inficon Holding AG	1,337	160,398
Interroll Holding AG	85	262,302
Kardex Holding AG	349	131,273
Landis & Gyr Group AG *	6,322	457,996
Luzerner Kantonalbank AG	1,294	131,635
Mobimo Holding AG	480	203,463
OC Oerlikon Corp. AG Pfaffikon	98,209	351,194
On Holding AG, Class A *	2,808	104,317
PSP Swiss Property AG	2,043	353,365
SFS Group AG	2,011	272,726
Siegfried Holding AG *	2,094	201,987
SIG Group AG *	34,256	383,008
Softwareone Holding AG	31,369	322,338
St. Galler Kantonalbank AG	267	169,363
Stadler Rail AG	10,487	257,157
Straumann Holding AG	4,801	603,494
Sulzer AG	1,620	270,742
Swiss Prime Site AG	5,321	756,342
Swissquote Group Holding SA	207	131,516
Tecan Group AG	1,659	302,956
Temenos AG	4,417	417,045
Valiant Holding AG	1,835	302,028
VAT Group AG	1,282	560,256
SECURITY	NUMBER OF SHARES	VALUE ($)
Vontobel Holding AG	5,300	401,894
		20,460,146

Taiwan 0.1%
FIT Hon Teng Ltd. *	475,000	355,368

United Kingdom 7.6%
4imprint Group PLC	4,495	196,848
AG Barr PLC	17,267	151,772
Airtel Africa PLC	358,601	1,304,115
Allfunds Group PLC	39,585	300,915
Ashmore Group PLC	101,587	250,762
ASOS PLC *(b)	16,459	55,028
Auto Trader Group PLC	38,565	395,642
Babcock International Group PLC	54,916	876,955
Bakkavor Group PLC	80,039	233,427
Beazley PLC	53,561	655,254
Big Yellow Group PLC	14,256	208,521
Bodycote PLC	52,772	427,745
Breedon Group PLC	67,635	306,184
British Land Co. PLC	102,417	511,517
Carnival PLC, ADR *	12,911	335,815
Chemring Group PLC	37,343	281,501
Clarkson PLC	4,154	197,997
Close Brothers Group PLC *	130,434	719,491
Coats Group PLC	315,927	339,510
Computacenter PLC	17,700	666,986
Convatec Group PLC	181,610	583,256
Cranswick PLC	10,911	707,848
Crest Nicholson Holdings PLC	36,234	78,778
CVS Group PLC	10,870	177,325
Derwent London PLC	11,020	255,173
Diploma PLC	6,026	444,556
Diversified Energy Co. PLC	22,504	283,810
Domino's Pizza Group PLC	70,335	179,877
Dr. Martens PLC	334,021	398,872
Drax Group PLC	22,517	213,409
Dunelm Group PLC	20,565	302,041
easyJet PLC	101,777	647,993
Elementis PLC	117,114	253,150
Endava PLC, ADR *	10,828	100,376
Endeavour Mining PLC	23,447	939,351
Energean PLC	16,244	205,715
Essentra PLC	32,739	41,891
FDM Group Holdings PLC	7,919	12,505
Fevertree Drinks PLC	3,982	43,644
Frasers Group PLC *	45,409	435,919
Fresnillo PLC	26,416	772,487
Future PLC	23,628	190,522
Games Workshop Group PLC	2,132	446,458
Gamma Communications PLC	11,763	153,449
Genuit Group PLC	44,875	218,180
Genus PLC	8,338	269,459
Grainger PLC	67,351	165,943
Greggs PLC	19,932	422,465
Halfords Group PLC	50,477	99,202
Halma PLC	21,332	994,037
Harbour Energy PLC	203,920	603,601
Hikma Pharmaceuticals PLC	26,912	650,988
Hill & Smith PLC	10,905	308,579
Hilton Food Group PLC	33,069	279,771
Howden Joinery Group PLC	78,151	887,628
Hunting PLC	54,625	245,063
Ibstock PLC	101,104	181,626
ICG PLC	24,320	617,822
IG Group Holdings PLC	64,550	944,855
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
55

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
IMI PLC	33,314	1,047,358
InterContinental Hotels Group PLC	6,447	777,683
Investec PLC	12,652	95,265
J D Wetherspoon PLC	20,520	174,087
James Halstead PLC	54,730	100,373
JD Sports Fashion PLC	119,915	146,942
JET2 PLC	20,352	355,405
Johnson Service Group PLC	77,703	138,418
Jupiter Fund Management PLC	61,912	123,934
Just Group PLC	109,740	306,348
Keller Group PLC	26,854	560,172
Kier Group PLC	190,430	541,859
Lancashire Holdings Ltd.	25,476	223,710
Land Securities Group PLC	95,917	783,890
Lion Finance Group PLC	4,390	462,152
LondonMetric Property PLC	60,773	152,042
Marshalls PLC	73,478	162,939
Mitchells & Butlers PLC *	79,117	253,084
Mitie Group PLC	268,135	580,506
Mobico Group PLC *	107,520	37,092
MONY Group PLC	111,317	283,889
Morgan Advanced Materials PLC	111,551	298,951
Morgan Sindall Group PLC	9,677	591,139
Ninety One PLC	84,255	256,121
Ocado Group PLC *	57,108	164,473
OSB Group PLC	90,987	644,913
Oxford Instruments PLC	6,602	163,800
Pagegroup PLC	138,106	428,676
Paragon Banking Group PLC	28,334	308,573
Pennon Group PLC	106,928	728,727
Pets at Home Group PLC	173,391	488,429
Pinewood Technologies Group PLC *	13,935	67,459
Polar Capital Holdings PLC	22,926	172,831
Premier Foods PLC	117,203	280,840
Primary Health Properties PLC	223,864	275,620
PZ Cussons PLC	47,421	46,146
QinetiQ Group PLC	77,734	490,865
Quilter PLC	344,908	823,746
Renew Holdings PLC	16,976	206,511
Renishaw PLC	4,776	221,794
Rightmove PLC	31,801	279,227
Rolls-Royce Holdings PLC	25,294	389,244
Rotork PLC	106,086	477,584
RS Group PLC	20,819	152,372
RWS Holdings PLC	185,394	188,753
Safestore Holdings PLC	22,567	211,971
Savills PLC	38,481	509,569
Schroders PLC	177,317	884,834
Segro PLC	71,010	651,614
Senior PLC	109,692	274,659
Serco Group PLC	91,635	305,527
Serica Energy PLC	108,509	310,129
Softcat PLC	10,008	210,884
Spectris PLC	24,171	1,303,963
Spirax Group PLC	8,519	794,590
Spire Healthcare Group PLC	64,154	197,634
SSP Group PLC	163,952	331,349
St. James's Place PLC	17,623	300,684
SThree PLC	15,620	32,310
Tate & Lyle PLC	104,430	530,174
Telecom Plus PLC	12,568	293,152
THG PLC *(b)	433,984	265,237
TORM PLC, Class A	18,159	391,687
Tritax Big Box REIT PLC	113,218	223,499
Tullow Oil PLC *(b)	219,951	28,317
UNITE Group PLC	19,298	143,948
Vesuvius PLC	133,004	656,276
Victrex PLC	27,883	236,995
SECURITY	NUMBER OF SHARES	VALUE ($)
Vistry Group PLC *	94,644	801,697
Watches of Switzerland Group PLC *	62,994	325,148
Weir Group PLC	27,640	1,075,967
WH Smith PLC	19,249	170,989
Whitbread PLC	5,092	193,854
Zigup PLC	133,278	607,553
		50,891,761

United States 0.2%
Coronado Global Resources, Inc., CDI (b)	294,688	70,167
Kulicke & Soffa Industries, Inc.	13,886	554,468
Magnachip Semiconductor Corp. *	9,889	30,656
Mercer International, Inc.	9,823	20,628
SolarEdge Technologies, Inc. *	25,579	897,567
		1,573,486
Total Common Stocks (Cost $460,755,572)		656,428,441

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	7,183	605,294
Jungheinrich AG	16,433	587,285
KSB SE & Co. KGaA	278	288,586
Sartorius AG	1,846	507,886
Sixt SE	4,044	256,913
STO SE & Co. KGaA	1,412	194,112
		2,440,076

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	8,751	335,545

Republic of Korea 0.0%
Daesang Corp.	59	697
Daishin Securities Co. Ltd.	7,876	117,881
		118,578
Total Preferred Stocks (Cost $2,169,980)		2,894,199

RIGHTS 0.0% OF NET ASSETS

Germany 0.0%
BayWa AG
expires 11/10/25, strike CHF 17.00 *(b)	9,027	15,503

Norway 0.0%
Vend Marketplaces ASA
expires 11/13/25, strike NOK 0.50 *(a)	6,459	14,384

Spain 0.0%
Vidrala SA
expires 11/17/25 *	2,718	12,845
Total Rights (Cost $51,154)		42,732

See financial notes
56
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)	9,173	37,071
Total Warrants (Cost $0)		37,071

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	3,363,911	3,363,911
Total Short-Term Investments (Cost $3,363,911)		3,363,911
Total Investments in Securities (Cost $466,340,617)		662,766,354

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	46	6,456,330	19,698

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,124,553.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
CHF —	Swiss Franc
NOK —	Norwegian Krone

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	24.4%
Consumer Discretionary	12.5%
Financials	11.4%
Materials	11.3%
Information Technology	8.1%
Consumer Staples	7.6%
Real Estate	6.7%
Communication Services	5.2%
Health Care	5.0%
Energy	3.6%
Utilities	3.3%
Short-Term Investments	0.5%
Total	99.6%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$42,674,563	$—	$42,674,563
Australia	101,373	33,347,689	116,860	33,565,922
Austria	839,692	3,856,155	—	4,695,847
Cambodia	60,343	—	—	60,343
Canada	56,276,196	969,399	—	57,245,595
China	1,402,150	8,139,031	—	9,541,181
Cyprus	639,922	—	—	639,922
Denmark	429,869	9,185,073	—	9,614,942
Finland	217,182	8,400,816	—	8,617,998
France	1,501,749	23,118,576	—	24,620,325
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
57

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Guernsey	$41,901	$138,446	$—	$180,347
Hong Kong	3,074,358	14,864,525	0 *	17,938,883
Ireland	1,704,094	1,967,989	—	3,672,083
Israel	1,323,821	12,894,146	—	14,217,967
Italy	496,917	13,839,238	—	14,336,155
Japan	6,632,064	203,898,619	—	210,530,683
Jersey	15,480	1,623,575	—	1,639,055
Luxembourg	678,911	2,665,049	—	3,343,960
New Zealand	2,789,796	2,161,268	—	4,951,064
Norway	2,653,280	9,372,850	—	12,026,130
Poland	624,841	7,024,246	—	7,649,087
Portugal	835,857	1,794,687	—	2,630,544
Republic of Korea	3,795,428	49,106,361	408,812	53,310,601
Singapore	1,949,597	11,920,395	—	13,869,992
Spain	1,130,425	9,228,881	0 *	10,359,306
Sweden	245,971	21,324,582	—	21,570,553
Switzerland	468,747	19,991,399	—	20,460,146
United Kingdom	12,520,459	38,371,302	—	50,891,761
United States	1,503,319	70,167	—	1,573,486
Preferred Stocks[1]	—	2,894,199	—	2,894,199
Rights
Germany	15,503	—	—	15,503
Norway	—	—	14,384	14,384
Spain	12,845	—	—	12,845
Warrants
Italy	—	—	37,071	37,071
Short-Term Investments[1]	3,363,911	—	—	3,363,911
Futures Contracts[2]	19,698	—	—	19,698
Total	$107,365,699	$554,843,226	$577,127	$662,786,052

*	Level 3 amount shown includes securities determined to have no value at October 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
58
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $466,340,617) including securities on loan of $3,124,553		$662,766,354
Cash		381,456
Foreign currency, at value (cost $832,474)		827,309
Deposit with broker for futures contracts		404,549
Receivables:
Dividends		2,225,155
Fund shares sold		1,967,325
Foreign tax reclaims		1,008,013
Income from securities on loan	+	11,325
Total assets		669,591,486

Liabilities
Collateral held for securities on loan		3,363,911
Payables:
Investment adviser fees		235,171
Fund shares redeemed		220,103
Investments bought		31,616
Variation margin on futures contracts	+	13,376
Total liabilities		3,864,177
Net assets		$665,727,309

Net Assets by Source
Capital received from investors		$457,601,361
Total distributable earnings	+	208,125,948
Net assets		$665,727,309

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$665,727,309		41,269,273		$16.13

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
59

Schwab Fundamental International Small Equity Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $2,223,796)		$18,913,307
Other Interest		17,494
Interest received from securities - unaffiliated issuers		11,732
Securities on loan, net	+	168,615
Total investment income		19,111,148

Expenses
Investment adviser fees		2,365,972
Professional fees	+	3,445 [1]
Total expenses		2,369,417
Expense reduction	–	3,445 [1]
Net expenses	–	2,365,972
Net investment income		16,745,176

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		39,249,595
Net realized gains on futures contracts		716,697
Net realized gains on foreign currency transactions	+	54,969
Net realized gains		40,021,261
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		90,255,858
Net change in unrealized appreciation (depreciation) on futures contracts		236,823
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	89,029
Net change in unrealized appreciation (depreciation)		90,581,710
Net realized and unrealized gains		130,602,971
Increase in net assets resulting from operations		$147,348,147

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
60
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$16,745,176	$14,932,675
Net realized gains		40,021,261	18,740,064
Net change in unrealized appreciation (depreciation)	+	90,581,710	70,855,486
Increase in net assets resulting from operations		$147,348,147	$104,528,225

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,042,016 )	($18,018,592 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,343,605	$76,593,969	5,145,625	$65,878,606
Shares reinvested		1,591,547	19,591,935	1,128,372	13,946,682
Shares redeemed	+	(9,229,044)	(129,197,207)	(8,921,096)	(114,194,679)
Net transactions in fund shares		(2,293,892)	($33,011,303 )	(2,647,099)	($34,369,391 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,563,165	$576,432,481	46,210,264	$524,292,239
Total increase (decrease)	+	(2,293,892)	89,294,828	(2,647,099)	52,140,242
End of period		41,269,273	$665,727,309	43,563,165	$576,432,481
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
61

Schwab Fundamental Emerging Markets Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$9.85	$8.02	$7.35	$10.24	$7.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.39	0.39	0.52	0.36
Net realized and unrealized gains (losses)	1.79	1.87	0.71	(2.96)	2.63
Total from investment operations	2.18	2.26	1.10	(2.44)	2.99
Less distributions:
Distributions from net investment income	(0.43)	(0.43)	(0.43)	(0.45)	(0.26)
Net asset value at end of period	$11.60	$9.85	$8.02	$7.35	$10.24
Total return	23.27%	29.16%	15.14%	(24.86%)	40.39%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%	0.39%[2]	0.39%
Net investment income (loss)	3.85%	4.29%	4.75%	5.83%	3.75%
Portfolio turnover rate	21%	20%	20%	24%	32%
Net assets, end of period (x 1,000,000)	$1,340	$933	$695	$604	$708

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
62
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.1% OF NET ASSETS

Brazil 7.3%
Ambev SA	1,301,685	3,075,199
B3 SA - Brasil Bolsa Balcao	829,490	1,951,941
Banco Bradesco SA	697,970	2,007,007
Banco do Brasil SA	1,469,925	5,983,579
Banco Santander Brasil SA	78,114	452,136
Centrais Eletricas Brasileiras SA	230,978	2,392,233
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	82,955	2,032,725
Cia Energetica de Minas Gerais	123,200	332,964
Cia Paranaense de Energia - Copel	289,174	704,667
Cia Siderurgica Nacional SA	1,174,416	2,060,704
Cosan SA *	719,980	823,033
Equatorial Energia SA	272,346	1,855,311
Itau Unibanco Holding SA	125,511	819,795
Klabin SA	371,499	1,245,707
Localiza Rent a Car SA	145,783	1,068,724
MBRF Global Foods Co. SA	140,519	466,747
Natura Cosmeticos SA *	240,824	403,317
Petroleo Brasileiro SA - Petrobras	3,546,192	20,769,804
Suzano SA	253,904	2,307,339
Telefonica Brasil SA	350,170	2,085,418
Ultrapar Participacoes SA	788,601	3,138,309
Vale SA	2,984,779	36,206,039
Vibra Energia SA	1,307,099	5,782,388
		97,965,086

Chile 0.5%
Banco de Chile	8,916,074	1,564,700
Cencosud SA	587,234	1,821,108
Empresas CMPC SA	236,747	341,902
Empresas Copec SA	317,278	2,266,502
Enel Americas SA	8,576,257	810,810
		6,805,022

China 33.8%
Agile Group Holdings Ltd. *	2,854,000	153,837
Agricultural Bank of China Ltd., A Shares	1,583,900	1,769,870
Agricultural Bank of China Ltd., H Shares	9,397,600	7,169,213
Alibaba Group Holding Ltd.	2,691,292	57,267,293
Aluminum Corp. of China Ltd., A Shares	574,500	804,845
Aluminum Corp. of China Ltd., H Shares	1,474,000	1,874,218
Anhui Conch Cement Co. Ltd., A Shares	295,700	962,724
Anhui Conch Cement Co. Ltd., H Shares	852,500	2,541,697
ANTA Sports Products Ltd.	144,600	1,509,353
BAIC Motor Corp. Ltd., H Shares *	6,950,500	1,797,260
Baidu, Inc., A Shares *	556,350	8,421,040
Bank of Beijing Co. Ltd., A Shares	1,479,200	1,160,751
Bank of China Ltd., A Shares	855,200	673,763
Bank of China Ltd., H Shares	27,643,234	15,652,796
Bank of Communications Co. Ltd., A Shares	1,532,700	1,545,895
Bank of Communications Co. Ltd., H Shares	3,182,000	2,826,571
BOE Technology Group Co. Ltd., A Shares	2,531,200	1,442,792
BYD Co. Ltd., A Shares	26,200	371,006
BYD Co. Ltd., H Shares	192,300	2,484,513
CGN Power Co. Ltd., A Shares	270,800	149,772
CGN Power Co. Ltd., H Shares	2,528,000	1,001,572
SECURITY	NUMBER OF SHARES	VALUE ($)
China CITIC Bank Corp. Ltd., A Shares	265,500	288,677
China CITIC Bank Corp. Ltd., H Shares	4,296,000	4,098,839
China Coal Energy Co. Ltd., A Shares	108,500	206,850
China Coal Energy Co. Ltd., H Shares	1,043,000	1,469,215
China Communications Services Corp. Ltd., H Shares	632,000	378,766
China Construction Bank Corp., A Shares	602,700	772,905
China Construction Bank Corp., H Shares	37,876,960	37,499,738
China Everbright Bank Co. Ltd., A Shares	2,217,900	1,039,890
China Everbright Bank Co. Ltd., H Shares	4,468,000	1,832,984
China Hongqiao Group Ltd.	1,258,500	4,778,264
China Life Insurance Co. Ltd., A Shares	13,400	82,742
China Life Insurance Co. Ltd., H Shares	719,000	2,267,360
China Mengniu Dairy Co. Ltd.	1,032,000	1,877,983
China Merchants Bank Co. Ltd., A Shares	547,800	3,146,507
China Merchants Bank Co. Ltd., H Shares	966,150	6,056,343
China Minsheng Banking Corp. Ltd., A Shares	3,895,200	2,137,840
China Minsheng Banking Corp. Ltd., H Shares	5,786,910	2,964,716
China National Building Material Co. Ltd., H Shares	9,300,562	6,590,915
China Pacific Insurance Group Co. Ltd., A Shares	126,700	631,420
China Pacific Insurance Group Co. Ltd., H Shares	636,200	2,579,187
China Petroleum & Chemical Corp., A Shares	1,892,000	1,453,293
China Petroleum & Chemical Corp., H Shares	25,758,400	13,701,001
China Railway Group Ltd., A Shares	1,333,100	1,051,712
China Railway Group Ltd., H Shares	3,659,000	1,856,132
China Resources Gas Group Ltd.	83,700	230,160
China Resources Land Ltd.	1,349,000	4,873,852
China Shenhua Energy Co. Ltd., A Shares	120,000	716,045
China Shenhua Energy Co. Ltd., H Shares	1,054,000	5,488,370
China State Construction Engineering Corp. Ltd., A Shares	3,339,400	2,545,449
China Tower Corp. Ltd., H Shares	1,782,900	2,575,660
China United Network Communications Ltd., A Shares	1,967,450	1,497,951
China Vanke Co. Ltd., A Shares *	1,810,300	1,593,847
China Vanke Co. Ltd., H Shares *(a)	3,052,600	1,729,422
China Yongda Automobiles Services Holdings Ltd.	5,406,000	1,187,036
CITIC Securities Co. Ltd., A Shares	230,400	950,951
CITIC Securities Co. Ltd., H Shares	249,500	949,868
COSCO SHIPPING Holdings Co. Ltd., A Shares	598,800	1,261,584
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,747,000	3,029,702
CRRC Corp. Ltd., A Shares	510,630	549,180
CRRC Corp. Ltd., H Shares	1,312,000	995,567
Daqo New Energy Corp., ADR *	58,268	1,903,033
ENN Energy Holdings Ltd.	331,500	2,888,449
Geely Automobile Holdings Ltd.	1,369,000	3,247,692
Gree Electric Appliances, Inc. of Zhuhai, A Shares	168,900	943,082
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
63

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	1,245,746	86,492
Haier Smart Home Co. Ltd., A Shares	188,000	707,913
Haier Smart Home Co. Ltd., H Shares	798,400	2,596,304
Hello Group, Inc., ADR	124,341	844,275
Huaneng Power International, Inc., A Shares	191,300	218,363
Huaneng Power International, Inc., H Shares	1,244,000	1,027,681
Industrial & Commercial Bank of China Ltd., A Shares	1,295,100	1,415,166
Industrial & Commercial Bank of China Ltd., H Shares	23,130,172	17,921,233
Industrial Bank Co. Ltd., A Shares	1,252,700	3,559,170
iQIYI, Inc., ADR *	778,928	1,799,324
JD.com, Inc., ADR	533,927	17,640,948
Jiangxi Copper Co. Ltd., A Shares	171,300	987,683
Jiangxi Copper Co. Ltd., H Shares	1,264,000	5,273,964
JinkoSolar Holding Co. Ltd., ADR	47,275	1,187,075
KE Holdings, Inc., ADR	104,578	1,783,055
Kunlun Energy Co. Ltd.	2,988,000	2,746,526
Kweichow Moutai Co. Ltd., A Shares	6,500	1,305,594
Li Ning Co. Ltd.	673,500	1,464,334
Longfor Group Holdings Ltd.	2,280,500	2,816,949
Lufax Holding Ltd., ADR *	752,163	2,346,749
Meituan, B Shares *	209,970	2,763,783
Midea Group Co. Ltd., A Shares	209,200	2,243,986
NetEase, Inc.	202,443	5,680,697
PDD Holdings, Inc., ADR *	40,975	5,526,298
People's Insurance Co. Group of China Ltd., A Shares	22,900	27,144
People's Insurance Co. Group of China Ltd., H Shares	495,000	444,564
PetroChina Co. Ltd., A Shares	1,016,900	1,307,614
PetroChina Co. Ltd., H Shares	14,040,000	14,513,404
PICC Property & Casualty Co. Ltd., H Shares	2,336,000	5,518,855
Ping An Bank Co. Ltd., A Shares	884,100	1,404,836
Ping An Insurance Group Co. of China Ltd., A Shares	634,900	5,155,869
Ping An Insurance Group Co. of China Ltd., H Shares	2,403,000	17,360,069
Poly Developments & Holdings Group Co. Ltd., A Shares	906,200	932,177
Postal Savings Bank of China Co. Ltd., A Shares	522,500	421,823
Postal Savings Bank of China Co. Ltd., H Shares	3,719,000	2,620,446
Seazen Group Ltd. *	1,084,000	305,398
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,753,800	2,831,465
Shenzhou International Group Holdings Ltd.	160,700	1,387,132
Sinopharm Group Co. Ltd., H Shares	1,606,400	4,004,057
Sunac China Holdings Ltd. *(a)	5,771,000	1,082,218
Sunny Optical Technology Group Co. Ltd.	46,200	446,463
Tencent Holdings Ltd.	445,700	36,203,185
Vipshop Holdings Ltd., ADR	285,661	4,996,211
Weichai Power Co. Ltd., A Shares	322,800	678,073
Weichai Power Co. Ltd., H Shares	696,000	1,438,144
Xiaomi Corp., B Shares *	1,178,400	6,537,658
Yankuang Energy Group Co. Ltd., A Shares	154,185	318,562
Yankuang Energy Group Co. Ltd., H Shares	1,545,600	2,121,869
Zhongsheng Group Holdings Ltd.	1,135,000	1,791,709
SECURITY	NUMBER OF SHARES	VALUE ($)
Zijin Mining Group Co. Ltd., A Shares	370,700	1,583,841
Zijin Mining Group Co. Ltd., H Shares	796,000	3,293,061
ZTO Express Cayman, Inc.	46,500	857,868
ZTO Express Cayman, Inc., ADR	21,487	399,443
		453,427,680

Colombia 0.2%
Ecopetrol SA, ADR (a)	198,972	1,854,419
Grupo Cibest SA	64,018	1,037,994
		2,892,413

Czech Republic 0.2%
CEZ AS	39,445	2,415,972

Greece 0.3%
Alpha Bank SA	258,848	1,014,738
Motor Oil Hellas Corinth Refineries SA	43,293	1,297,385
National Bank of Greece SA	132,112	1,941,850
		4,253,973

Hong Kong 2.5%
BOC Hong Kong Holdings Ltd.	729,500	3,584,557
China Everbright Environment Group Ltd.	2,767,000	1,712,052
China Jinmao Holdings Group Ltd.	1,918,000	331,457
China Overseas Land & Investment Ltd.	3,236,500	5,431,474
China Resources Power Holdings Co. Ltd.	788,000	1,884,344
China Taiping Insurance Holdings Co. Ltd.	569,000	1,294,285
CITIC Ltd.	6,172,000	9,539,629
CSPC Pharmaceutical Group Ltd.	2,206,000	2,172,893
Fosun International Ltd.	671,500	425,958
Lenovo Group Ltd.	3,120,000	4,551,607
Orient Overseas International Ltd.	112,500	1,946,917
		32,875,173

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	525,011	4,618,423
OTP Bank Nyrt	32,750	3,126,164
		7,744,587

India 10.0%
Axis Bank Ltd.	288,550	4,004,354
Bajaj Finserv Ltd.	45,370	1,066,334
Bharat Petroleum Corp. Ltd.	1,245,362	4,996,022
Bharti Airtel Ltd.	178,063	4,123,259
Coal India Ltd.	448,315	1,961,161
GAIL India Ltd.	1,014,806	2,087,778
Grasim Industries Ltd.	67,301	2,190,534
HCL Technologies Ltd.	133,475	2,315,943
HDFC Bank Ltd.	750,651	8,346,369
Hindalco Industries Ltd.	513,123	4,894,070
Hindustan Petroleum Corp. Ltd.	590,663	3,159,974
Hindustan Unilever Ltd.	56,461	1,568,049
ICICI Bank Ltd.	412,405	6,249,023
Indian Oil Corp. Ltd.	2,247,482	4,194,075
IndusInd Bank Ltd. *	136,232	1,219,640
Infosys Ltd.	431,360	7,187,359
ITC Hotels Ltd. *	27,754	67,750
ITC Ltd.	827,971	3,919,224
JSW Steel Ltd.	162,167	2,202,050
See financial notes
64
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kotak Mahindra Bank Ltd.	87,124	2,063,862
Larsen & Toubro Ltd.	95,964	4,354,312
Mahindra & Mahindra Ltd.	70,964	2,786,619
Maruti Suzuki India Ltd.	13,896	2,530,678
NTPC Ltd.	932,678	3,537,641
Oil & Natural Gas Corp. Ltd.	1,767,948	5,087,706
Power Finance Corp. Ltd.	428,517	1,945,727
Power Grid Corp. of India Ltd.	663,989	2,154,301
Rajesh Exports Ltd. *	1,176,245	2,408,751
Reliance Industries Ltd.	834,777	13,968,191
Shriram Finance Ltd.	158,795	1,339,118
State Bank of India	447,127	4,720,524
Steel Authority of India Ltd.	741,413	1,142,299
Sun Pharmaceutical Industries Ltd.	64,762	1,234,547
Tata Consultancy Services Ltd.	109,403	3,765,291
Tata Motors Ltd. *(b)	408,475	1,199,824
Tata Motors Passenger Vehicles Limited	419,679	1,937,042
Tata Steel Ltd.	2,989,752	6,152,957
Tech Mahindra Ltd.	88,157	1,413,049
UltraTech Cement Ltd.	2,521	339,000
UPL Ltd.	49,461	401,140
Vedanta Ltd.	521,177	2,893,335
Wipro Ltd.	473,227	1,281,587
		134,410,469

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	9,704,600	1,098,623
Astra International Tbk. PT	10,059,900	3,719,782
Bank Central Asia Tbk. PT	3,878,500	1,985,759
Bank Mandiri Persero Tbk. PT	7,794,400	2,208,259
Bank Rakyat Indonesia Persero Tbk. PT	14,722,296	3,521,871
Telkom Indonesia Persero Tbk. PT, Class B	23,304,600	4,507,917
United Tractors Tbk. PT	1,046,800	1,692,548
		18,734,759

Kuwait 0.6%
Kuwait Finance House KSCP	786,078	2,057,769
Mobile Telecommunications Co. KSCP	1,089,951	1,883,666
National Bank of Kuwait SAKP	997,443	3,415,990
		7,357,425

Malaysia 0.9%
Axiata Group Bhd.	1,835,813	1,100,867
CIMB Group Holdings Bhd.	998,153	1,737,088
Malayan Banking Bhd.	1,274,140	3,002,871
Public Bank Bhd.	1,957,125	1,970,271
Sime Darby Bhd.	2,535,400	1,239,456
Tenaga Nasional Bhd.	783,700	2,482,958
		11,533,511

Mexico 4.1%
Alfa SAB de CV, A Shares	2,942,850	2,219,196
America Movil SAB de CV, Series B	9,304,432	10,612,316
Cemex SAB de CV, Series CPO	7,105,104	7,220,409
Controladora Alpek SAB de CV *	2,270,269	351,932
Fibra Uno Administracion SA de CV	299,434	434,520
Fomento Economico Mexicano SAB de CV	634,966	5,989,942
Grupo Bimbo SAB de CV, Series A	528,549	1,826,458
Grupo Comercial Chedraui SA de CV	210,589	1,526,950
Grupo Financiero Banorte SAB de CV, O Shares	701,682	6,603,821
Grupo Mexico SAB de CV, Series B	973,126	8,413,139
SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Televisa SAB, Series CPO	5,052,995	2,632,774
Nemak SAB de CV *	3,235,659	684,455
Orbia Advance Corp. SAB de CV	1,851,017	1,682,788
Wal-Mart de Mexico SAB de CV	1,378,309	4,556,651
		54,755,351

Netherlands 0.3%
JBS NV *	282,841	3,758,456

Qatar 0.7%
Industries Qatar QSC	94,249	328,745
Ooredoo QPSC	394,001	1,466,277
Qatar Fuel QSC	397,126	1,636,059
Qatar Islamic Bank QPSC	211,895	1,428,527
Qatar National Bank QPSC	858,002	4,363,789
		9,223,397

Saudi Arabia 2.3%
Al Rajhi Bank	87,477	2,472,460
Riyad Bank	165,039	1,198,401
Saudi Arabian Mining Co. *	74,354	1,278,276
Saudi Arabian Oil Co.	1,356,235	9,370,894
Saudi Basic Industries Corp.	391,023	6,365,345
Saudi Electricity Co.	437,654	1,870,675
Saudi National Bank	279,405	2,973,025
Saudi Telecom Co.	420,852	5,069,847
		30,598,923

South Africa 5.0%
Absa Group Ltd.	318,372	3,557,451
Bid Corp. Ltd.	77,400	1,914,699
Bidvest Group Ltd.	110,358	1,432,060
Exxaro Resources Ltd.	32,723	333,789
FirstRand Ltd.	1,148,144	5,448,972
Gold Fields Ltd.	132,314	5,101,509
Impala Platinum Holdings Ltd.	635,000	6,805,287
MTN Group Ltd.	919,208	9,183,358
Naspers Ltd., Class N	6,900	484,628
Nedbank Group Ltd.	174,588	2,378,123
Old Mutual Ltd.	498,244	389,604
Sanlam Ltd.	359,527	1,886,441
Sappi Ltd.	689,013	901,330
Sasol Ltd. *	1,136,727	7,112,019
Shoprite Holdings Ltd.	128,982	2,157,821
Sibanye Stillwater Ltd. *	2,568,433	6,815,849
Standard Bank Group Ltd.	360,905	5,307,050
Valterra Platinum Ltd.	69,292	4,285,655
Vodacom Group Ltd.	203,285	1,645,644
		67,141,289

Taiwan 19.2%
Acer, Inc.	1,435,496	1,398,640
ASE Technology Holding Co. Ltd.	1,128,000	9,024,858
Asia Cement Corp.	221,000	260,481
Asustek Computer, Inc.	192,041	4,338,494
AUO Corp. *	5,625,440	2,212,173
Catcher Technology Co. Ltd.	204,000	1,315,442
Cathay Financial Holding Co. Ltd.	1,469,622	3,049,894
Chailease Holding Co. Ltd.	388,493	1,298,566
China Steel Corp.	5,617,198	3,389,439
Chunghwa Telecom Co. Ltd.	843,956	3,596,058
Compal Electronics, Inc.	3,927,305	4,196,530
CTBC Financial Holding Co. Ltd.	3,102,201	4,213,044
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
65

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Delta Electronics, Inc.	213,590	6,869,880
E.Sun Financial Holding Co. Ltd.	366,680	354,193
Eva Airways Corp.	794,000	932,050
Evergreen Marine Corp. Taiwan Ltd.	1,314,000	8,242,876
Far Eastern New Century Corp.	1,428,817	1,229,554
Far EasTone Telecommunications Co. Ltd.	118,000	354,372
First Financial Holding Co. Ltd.	1,714,605	1,590,400
Formosa Chemicals & Fibre Corp.	2,856,442	2,702,888
Formosa Petrochemical Corp.	229,330	333,434
Formosa Plastics Corp.	2,718,732	3,359,662
Fubon Financial Holding Co. Ltd.	1,414,134	4,185,223
Hon Hai Precision Industry Co. Ltd.	5,443,572	45,276,265
Innolux Corp.	7,620,411	3,281,996
Inventec Corp.	1,093,639	1,623,125
KGI Financial Holding Co. Ltd.	3,350,760	1,728,461
Largan Precision Co. Ltd.	5,050	362,460
Lite-On Technology Corp., ADR	493,167	2,861,101
MediaTek, Inc.	185,838	7,881,282
Mega Financial Holding Co. Ltd.	1,288,213	1,693,607
Micro-Star International Co. Ltd.	283,000	1,003,209
Nan Ya Plastics Corp.	2,995,622	4,030,916
Novatek Microelectronics Corp.	139,000	1,771,018
Pegatron Corp.	1,652,264	3,974,997
Pou Chen Corp.	1,498,267	1,425,590
Powertech Technology, Inc.	336,000	1,876,948
Quanta Computer, Inc.	428,500	4,155,691
Realtek Semiconductor Corp.	53,000	885,029
Synnex Technology International Corp.	745,850	1,375,029
Taiwan Mobile Co. Ltd.	406,196	1,445,593
Taiwan Semiconductor Manufacturing Co. Ltd.	1,432,803	69,289,875
TCC Group Holdings Co. Ltd.	2,220,926	1,593,460
TS Financial Holding Co. Ltd.	1,771,000	1,075,893
Unimicron Technology Corp.	252,000	1,328,176
Uni-President Enterprises Corp.	1,250,678	3,195,382
United Microelectronics Corp.	3,702,965	5,592,318
Wan Hai Lines Ltd.	655,000	1,747,635
Wistron Corp.	936,682	4,539,460
WPG Holdings Ltd.	1,165,880	2,280,197
WT Microelectronics Co. Ltd.	248,000	1,149,737
Yageo Corp.	339,068	2,729,111
Yang Ming Marine Transport Corp.	2,091,000	3,901,093
Yuanta Financial Holding Co. Ltd.	2,313,917	2,590,765
Zhen Ding Technology Holding Ltd.	327,000	1,726,728
		257,840,298

Thailand 2.7%
Advanced Info Service PCL NVDR	153,175	1,430,828
Bangkok Bank PCL NVDR	559,000	2,739,240
Banpu PCL NVDR	13,035,000	2,033,543
Charoen Pokphand Foods PCL NVDR	2,596,500	1,692,884
CP ALL PCL NVDR	974,100	1,385,015
Kasikornbank PCL NVDR	745,300	4,295,979
PTT Exploration & Production PCL NVDR	584,000	1,935,141
PTT Global Chemical PCL NVDR	2,781,000	2,169,468
PTT PCL NVDR	10,806,670	10,277,225
SCB X PCL NVDR	774,400	3,136,321
Siam Cement PCL NVDR	522,400	3,295,922
Thai Oil PCL NVDR	1,411,285	1,560,806
		35,952,372

Turkey 1.5%
Akbank TAS	1,408,915	2,034,311
BIM Birlesik Magazalar AS	146,782	1,879,690
SECURITY	NUMBER OF SHARES	VALUE ($)
Eregli Demir ve Celik Fabrikalari TAS	3,025,307	1,975,144
Haci Omer Sabanci Holding AS	234,934	454,800
KOC Holding AS	842,577	3,431,294
Turk Hava Yollari AO	313,488	2,170,796
Turkcell Iletisim Hizmetleri AS	524,913	1,242,809
Turkiye Is Bankasi AS, Class C	4,358,943	1,308,351
Turkiye Petrol Rafinerileri AS	732,553	3,438,634
Yapi ve Kredi Bankasi AS *	2,016,732	1,608,841
		19,544,670

United Arab Emirates 0.8%
Dubai Electricity & Water Authority PJSC	1,316,081	995,703
Emaar Properties PJSC	659,617	2,552,483
Emirates NBD Bank PJSC	293,513	2,245,529
Emirates Telecommunications Group Co. PJSC	653,728	3,451,541
First Abu Dhabi Bank PJSC	340,567	1,616,674
		10,861,930

United States 0.2%
Yum China Holdings, Inc.	74,299	3,214,175
Total Common Stocks (Cost $873,526,954)		1,273,306,931

PREFERRED STOCKS 4.3% OF NET ASSETS

Brazil 4.0%
Banco Bradesco SA	2,359,312	7,963,848
Centrais Eletricas Brasileiras SA, B Shares	53,060	585,736
Cia Energetica de Minas Gerais	779,502	1,643,055
Cia Paranaense de Energia - Copel, B Shares	400,538	1,036,346
Gerdau SA	1,402,630	4,937,929
Itau Unibanco Holding SA	1,441,403	10,566,815
Metalurgica Gerdau SA	1,659,336	3,420,485
Petroleo Brasileiro SA - Petrobras	4,148,697	22,941,428
Raizen SA *	374,590	66,146
		53,161,788

Chile 0.2%
Sociedad Quimica y Minera de Chile SA, B Shares *	60,284	2,933,061

Colombia 0.1%
Grupo Cibest SA	133,885	1,955,479
Total Preferred Stocks (Cost $44,720,477)		58,050,328
See financial notes
66
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (c)(d)	4,202,472	4,202,472
Total Short-Term Investments (Cost $4,202,472)		4,202,472
Total Investments in Securities (Cost $922,449,903)		1,335,559,731

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/19/25	101	7,108,380	56,791

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,011,521.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	25.0%
Information Technology	16.9%
Materials	13.5%
Energy	11.9%
Consumer Discretionary	10.3%
Communication Services	8.4%
Industrials	4.7%
Consumer Staples	3.5%
Utilities	2.8%
Real Estate	1.8%
Other (b)	0.6%
Short-Term Investments	0.3%
Total	99.7%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$388,479,343	$—	$388,479,343
Brazil	97,965,086	—	—	97,965,086
Chile	3,385,808	3,419,214	—	6,805,022
China	41,357,032	412,070,648	—	453,427,680
Colombia	2,892,413	—	—	2,892,413
Czech Republic	2,415,972	—	—	2,415,972
India	—	133,210,645	1,199,824	134,410,469
Kuwait	2,057,769	5,299,656	—	7,357,425
Mexico	54,755,351	—	—	54,755,351
Netherlands	3,758,456	—	—	3,758,456
Qatar	3,431,081	5,792,316	—	9,223,397
Saudi Arabia	8,236,020	22,362,903	—	30,598,923
South Africa	11,004,263	56,137,026	—	67,141,289
United Arab Emirates	2,245,529	8,616,401	—	10,861,930
United States	3,214,175	—	—	3,214,175
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
67

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Preferred Stocks[1]	$—	$2,933,061	$—	$2,933,061
Brazil	53,161,788	—	—	53,161,788
Colombia	1,955,479	—	—	1,955,479
Short-Term Investments[1]	4,202,472	—	—	4,202,472
Futures Contracts[2]	56,791	—	—	56,791
Total	$296,095,485	$1,038,321,213	$1,199,824	$1,335,616,522

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
68
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $922,449,903) including securities on loan of $4,011,521		$1,335,559,731
Cash		11,290,003
Foreign currency, at value (cost $1,129,977)		1,134,640
Deposit with broker for futures contracts		523,107
Receivables:
Dividends		1,918,625
Fund shares sold		1,726,517
Income from securities on loan	+	25,958
Total assets		1,352,178,581

Liabilities
Collateral held for securities on loan		4,202,472
Payables:
Foreign capital gains tax		5,792,746
Fund shares redeemed		2,148,257
Investment adviser fees		462,613
Variation margin on futures contracts	+	19,855
Total liabilities		12,625,943
Net assets		$1,339,552,638

Net Assets by Source
Capital received from investors		$1,046,548,105
Total distributable earnings	+	293,004,533
Net assets		$1,339,552,638

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,339,552,638		115,517,494		$11.60

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
69

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,235,608)		$44,225,846
Other Interest		162,475
Securities on loan, net	+	293,493
Total investment income		44,681,814

Expenses
Investment adviser fees		4,125,808
Total expenses	–	4,125,808
Net investment income		40,556,006

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $1,223,607)		16,016,132
Net realized gains on futures contracts		2,563,993
Net realized losses on foreign currency transactions	+	(205,888)
Net realized gains		18,374,237
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $451,777)		174,417,770
Net change in unrealized appreciation (depreciation) on futures contracts		129,046
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	101,012
Net change in unrealized appreciation (depreciation)		174,647,828
Net realized and unrealized gains		193,022,065
Increase in net assets resulting from operations		$233,578,071
See financial notes
70
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$40,556,006	$35,889,269
Net realized gains		18,374,237	3,775,666
Net change in unrealized appreciation (depreciation)	+	174,647,828	168,798,199
Increase in net assets resulting from operations		$233,578,071	$208,463,134

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,857,853 )	($37,187,563 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		40,419,093	$410,962,024	23,281,064	$207,468,797
Shares reinvested		2,914,241	26,607,028	3,008,395	24,789,177
Shares redeemed	+	(22,518,451)	(223,892,817)	(18,338,843)	(165,822,201)
Net transactions in fund shares		20,814,883	$213,676,235	7,950,616	$66,435,773

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		94,702,611	$933,156,185	86,751,995	$695,444,841
Total increase	+	20,814,883	406,396,453	7,950,616	237,711,344
End of period		115,517,494	$1,339,552,638	94,702,611	$933,156,185
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
71

Schwab Fundamental Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Fundamental U.S. Large Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental U.S. Small Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Equity Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Small Equity Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2065 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2065 Index Fund
Schwab Health Care Fund	Schwab Monthly Income Fund - Target Payout
Schwab International Core Equity Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2010 Fund	Schwab Monthly Income Fund - Income Payout
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Large Company Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
The Schwab Fundamental International Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental International Small Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
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Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab Fundamental Emerging Markets Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
73

Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings.
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Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds, except for Schwab Fundamental U.S. Large Company Index Fund and Schwab Fundamental U.S. Small Company Index Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2025, the funds had securities on loan, all of which were classified as common stocks and rights. The value of securities on loan and the related collateral as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
75

Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2025, the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
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Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY INDEX FUND
0.25%	0.25%	0.25%	0.39%	0.39%
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Schwab Fundamental Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of October 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY INDEX FUND
Schwab MarketTrack All Equity Portfolio	1.4%	2.1%	2.0%	8.1%	4.0%
Schwab MarketTrack Balanced Portfolio	0.5%	0.6%	0.6%	2.3%	1.2%
Schwab MarketTrack Conservative Portfolio	0.1%	0.1%	0.1%	0.5%	0.3%
Schwab MarketTrack Growth Portfolio	1.2%	1.6%	1.4%	5.3%	2.6%
Schwab Target 2010 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2015 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2020 Fund	0.1%	— %	0.0%*	— %	— %
Schwab Target 2025 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2030 Fund	0.3%	— %	0.2%	— %	— %
Schwab Target 2035 Fund	0.2%	— %	0.2%	— %	— %
Schwab Target 2040 Fund	0.6%	— %	0.4%	— %	— %
Schwab Target 2045 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2050 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2055 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2060 Fund	0.1%	— %	0.0%*	— %	— %
Schwab Target 2065 Fund	0.0%*	— %	0.0%*	— %	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab Fundamental International Equity Index Fund, Schwab International Small Equity Index Fund, and Schwab Fundamental Emerging Markets Equity Index Fund, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
During the period ended October 31, 2025, the professional fees incurred by the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund and paid by the investment adviser were $14,790 and $3,445, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended October 31, 2025, the Schwab Fundamental International Small Equity Index Fund recovered previously withheld foreign taxes from Finland. The payments received by the fund amounted to $110,553 which includes $5,232 of interest income and is recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $12,404, which was reimbursed to the investment adviser by the fund and is also recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations. The Schwab Fundamental International Equity Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of October 31, 2025, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab Fundamental International Equity Index Fund to the investment adviser was $30,874. The Schwab Fundamental International Small Equity Index Fund had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
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Schwab Fundamental Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Large Company Index Fund	$493,867,132	$278,591,447	$5,112,163
Schwab Fundamental U.S. Small Company Index Fund	100,655,665	76,273,718	(2,624,588)
Schwab Fundamental International Equity Index Fund	127,931,408	131,881,350	23,953,152
Schwab Fundamental International Small Equity Index Fund	46,630,041	36,603,878	11,359,575
Schwab Fundamental Emerging Markets Equity Index Fund	10,820,604	11,836,006	(222,234)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
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Schwab Fundamental Index Funds
Financial Notes (continued)

5. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of October 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	$282,106	$282,106
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	7,111	7,111
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	19,698	19,698
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	56,791	56,791

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	($87,335 )	($87,335 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	$6,797,365	$6,797,365
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	405,927	405,927
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	5,977,319	5,977,319
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	716,697	716,697
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	2,563,993	2,563,993

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

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Schwab Fundamental Index Funds
Financial Notes (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	$640,357	$640,357
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	45,970	45,970
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	507,069	507,069
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	236,823	236,823
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	129,046	129,046

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended October 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Large Company Index Fund	$32,888,726	108
Schwab Fundamental U.S. Small Company Index Fund	5,404,017	48
Schwab Fundamental International Equity Index Fund	23,557,373	184
Schwab Fundamental International Small Equity Index Fund	4,819,165	38
Schwab Fundamental Emerging Markets Equity Index Fund	7,255,508	121

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Large Company Index Fund	$2,050,868,003	$982,136,955
Schwab Fundamental U.S. Small Company Index Fund	686,855,148	515,921,597
Schwab Fundamental International Equity Index Fund	782,663,740	638,982,375
Schwab Fundamental International Small Equity Index Fund	162,481,062	203,166,377
Schwab Fundamental Emerging Markets Equity Index Fund	428,976,708	216,971,027
During the period ended October 31, 2025, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Large Company Index Fund	$—	$1,016,570,360
Schwab Fundamental U.S. Small Company Index Fund	—	202,074,490
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended October 31, 2025, are disclosed in the funds’ Statements of Operations, if any.
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Schwab Fundamental Index Funds
Financial Notes (continued)

 8. Federal Income Taxes:
As of October 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Large Company Index Fund	$6,324,596,584	$4,564,787,275	($334,872,427 )	$4,229,914,848
Schwab Fundamental U.S. Small Company Index Fund	1,372,439,622	552,880,407	(176,035,489)	376,844,918
Schwab Fundamental International Equity Index Fund	2,810,114,851	1,266,393,408	(275,308,507)	991,084,901
Schwab Fundamental International Small Equity Index Fund	505,994,906	220,561,059	(63,769,913)	156,791,146
Schwab Fundamental Emerging Markets Equity Index Fund	997,789,460	437,848,327	(100,021,265)	337,827,062
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Fundamental U.S. Large Company Index Fund	$140,216,829	$—	$4,229,914,848	$—	($31,195,862 )	$4,338,935,815
Schwab Fundamental U.S. Small Company Index Fund	18,290,533	—	376,844,918	—	(74,365,241)	320,770,210
Schwab Fundamental International Equity Index Fund	126,750,392	58,225,526	991,084,901	54,891	—	1,176,115,710
Schwab Fundamental International Small Equity Index Fund	23,135,274	28,217,531	156,791,146	(18,003)	—	208,125,948
Schwab Fundamental Emerging Markets Equity Index Fund	43,213,355	—	337,827,062	(5,767,314)	(82,268,570)	293,004,533
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Large Company Index Fund	$31,195,862
Schwab Fundamental U.S. Small Company Index Fund	74,365,241
Schwab Fundamental International Equity Index Fund	—
Schwab Fundamental International Small Equity Index Fund	—
Schwab Fundamental Emerging Markets Equity Index Fund	82,268,570
For the fiscal year ended October 31, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab Fundamental U.S. Large Company Index Fund	$28,789,072
Schwab Fundamental U.S. Small Company Index Fund	840,974
Schwab Fundamental International Equity Index Fund	45,145,023
Schwab Fundamental International Small Equity Index Fund	—
Schwab Fundamental Emerging Markets Equity Index Fund	19,285,780
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Schwab Fundamental Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Fundamental U.S. Large Company Index Fund	$165,577,503	$—	$142,700,838	$—
Schwab Fundamental U.S. Small Company Index Fund	29,592,585	—	25,436,316	—
Schwab Fundamental International Equity Index Fund	99,501,576	—	75,574,529	—
Schwab Fundamental International Small Equity Index Fund	18,920,634	6,121,382	18,018,592	—
Schwab Fundamental Emerging Markets Equity Index Fund	40,857,853	—	37,187,563	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund), Schwab Fundamental U.S. Small Company Index Fund (formerly Schwab Fundamental US Small Company Index Fund), Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund), Schwab Fundamental International Small Equity Index Fund (formerly Schwab Fundamental International Small Company Index Fund), and Schwab Fundamental Emerging Markets Equity Index Fund (formerly Schwab Fundamental Emerging Markets Large Company Index Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small Company Index Fund, Schwab Fundamental International Equity Index Fund, Schwab Fundamental International Small Equity Index Fund, and Schwab Fundamental Emerging Markets Equity Index Fund (the “Funds”), five of the Funds constituting Schwab Capital Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
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85

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Schwab Fundamental Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small Company Index Fund, Schwab Fundamental International Equity Index Fund, Schwab Fundamental International Small Equity Index Fund and Schwab Fundamental Emerging Markets Equity Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also
88
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to ETFs, other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
89

Schwab Fundamental Index Funds
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

MFR39592-18
00319728

Annual Holdings and Financial Statements | October 31, 2025
Schwab Multi-Asset Funds

Schwab Balanced Fund
Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund
Schwab Target 2065 Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
1

Schwab Balanced Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.29	$14.64	$15.11	$19.74	$16.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.32	0.27	0.21	0.19
Net realized and unrealized gains (losses)	2.03	3.21	0.68	(3.62)	3.58
Total from investment operations	2.37	3.53	0.95	(3.41)	3.77
Less distributions:
Distributions from net investment income	(0.39)	(0.33)	(0.24)	(0.85)	(0.19)
Distributions from net realized gains	(0.44)	(0.55)	(1.18)	(0.37)	(0.34)
Total distributions	(0.83)	(0.88)	(1.42)	(1.22)	(0.53)
Net asset value at end of period	$18.83	$17.29	$14.64	$15.11	$19.74
Total return	14.27%	24.80%	6.74%	(18.51%)	23.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.02%	0.02%	0.02%	0.03%[3]	0.02%
Net investment income (loss)	1.93%	1.98%	1.78%	1.25%	1.01%
Portfolio turnover rate	12%	8%	10%	31%	6%
Net assets, end of period (x 1,000,000)	$738	$694	$585	$620	$804

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Balanced Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.9%
Large-Cap 42.2%
Schwab Core Equity Fund	$186,856,806	$17,624,129	($21,873,598 )	$369,778	$14,285,576	$197,262,691	7,474,903	$14,777,655
Schwab Select Large Cap Growth Fund *	107,222,986	11,787,743	(21,491,118)	2,502,485	13,827,635	113,849,731	3,725,449	8,322,884
						311,112,422
Small-Cap 8.7%
Schwab Small-Cap Equity Fund	60,295,384	9,273,216	(5,880,963)	587,098	1,451	64,276,186	2,966,137	7,303,919
						375,388,608

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Opportunities Fund	66,490,396	3,393,279	(10,110,102)	(468,969)	13,756,025	73,060,629	2,900,382	1,293,278

Fixed Income 36.2%
Intermediate-Term Bond 36.2%
Schwab U.S. Aggregate Bond Index Fund	252,441,217	40,253,638	(30,164,462)	(6,009,386)	10,910,502	267,431,509	29,517,827	10,328,978

Money Market Funds 2.4%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	16,754,068	727,646	—	—	—	17,481,714	17,481,714	728,797
Total Affiliated Underlying Funds (Cost $605,803,633)	$690,060,857	$83,059,651	($89,520,243 )	($3,018,994 )	$52,781,189	$733,362,460		$42,755,511

UNAFFILIATED UNDERLYING FUNDS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.01% (b)						$4,305,125	4,305,125
Total Unaffiliated Underlying Funds (Cost $4,305,125)						$4,305,125
Total Investments in Securities (Cost $610,108,758)						$737,667,585

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
3

Schwab Balanced Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $605,803,633)		$733,362,460
Investments in securities, at value - unaffiliated issuers (cost $4,305,125)		4,305,125
Receivables:
Investments sold		3,353,759
Dividends		948,079
Fund shares sold		328,459
Due from investment adviser		11,034
Prepaid expenses	+	20,612
Total assets		742,329,528

Liabilities
Payables:
Investments bought		4,060,282
Fund shares redeemed		223,796
Independent trustees’ fees		36
Accrued expenses	+	46,080
Total liabilities		4,330,194
Net assets		$737,999,334

Net Assets by Source
Capital received from investors		$595,735,797
Total distributable earnings	+	142,263,537
Net assets		$737,999,334

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$737,999,334		39,193,070		$18.83

See financial notes
4
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$13,367,963
Dividends received from securities - unaffiliated issuers	+	157,460
Total investment income		13,525,423

Expenses
Registration fees		43,702
Professional fees		27,241
Portfolio accounting fees		23,942
Shareholder reports		14,466
Independent trustees’ fees		7,214
Transfer agent fees		5,730
Custodian fees		1,049
Other expenses	+	7,814
Total expenses		131,158
Expense reduction	–	131,158
Net expenses	–	—
Net investment income		13,525,423

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		29,387,548
Net realized losses on sales of securities - affiliated issuers	+	(3,018,994)
Net realized gains		26,368,554
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	52,781,189
Net realized and unrealized gains		79,149,743
Increase in net assets resulting from operations		$92,675,166
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
5

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$13,525,423	$13,084,425
Net realized gains		26,368,554	18,809,913
Net change in unrealized appreciation (depreciation)	+	52,781,189	109,190,388
Increase in net assets resulting from operations		$92,675,166	$141,084,726

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($33,519,433 )	($34,752,458 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,811,365	$135,554,632	7,973,533	$131,229,093
Shares reinvested		1,724,231	28,915,346	1,945,108	30,324,232
Shares redeemed	+	(10,495,448)	(179,706,242)	(9,739,635)	(158,951,095)
Net transactions in fund shares		(959,852)	($15,236,264 )	179,006	$2,602,230

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,152,922	$694,079,865	39,973,916	$585,145,367
Total increase (decrease)	+	(959,852)	43,919,469	179,006	108,934,498
End of period		39,193,070	$737,999,334	40,152,922	$694,079,865
See financial notes
6
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$24.89	$19.55	$19.11	$23.89	$17.73
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.39	0.32	0.37	0.29
Net realized and unrealized gains (losses)	4.18	5.64	1.04	(4.23)	7.21
Total from investment operations	4.59	6.03	1.36	(3.86)	7.50
Less distributions:
Distributions from net investment income	(0.44)	(0.40)	(0.30)	(0.45)	(0.21)
Distributions from net realized gains	(1.32)	(0.29)	(0.62)	(0.47)	(1.13)
Total distributions	(1.76)	(0.69)	(0.92)	(0.92)	(1.34)
Net asset value at end of period	$27.72	$24.89	$19.55	$19.11	$23.89
Total return	19.80%	31.32%	7.32%	(16.89%)	43.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	0.39%	0.39%[3]	0.38%
Total expenses[2]	0.38%	0.38%	0.39%	0.39%[3]	0.38%
Net investment income (loss)	1.66%	1.68%	1.60%	1.75%	1.33%
Portfolio turnover rate	20%	17%	10%	7%	6%
Net assets, end of period (x 1,000,000)	$1,079	$927	$731	$699	$861

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
7

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 58.7%
Large-Cap 49.8%
Schwab Fundamental U.S. Large Company Index Fund	$125,143,200	$11,121,281	($6,970,092 )	$1,402,887	$15,139,232	$145,836,508	4,600,521	$2,165,060
Schwab S&P 500 Index Fund	253,374,917	21,831,144	(66,676,025)	36,665,307	12,888,094	258,083,437	14,597,479	3,130,691
Schwab U.S. Large-Cap Growth Index Fund	83,392,750	46,313,219	(21,516,282)	2,438,803	22,937,383	133,565,873	7,403,873	456,122
						537,485,818
Small-Cap 8.9%
Schwab Fundamental U.S. Small Company Index Fund	31,533,639	6,652,330	(3,386,205)	301,982	1,586,244	36,687,990	1,983,135	514,576
Schwab Small-Cap Index Fund	74,583,593	12,868,455	(39,233,208)	14,738,303	(4,226,598)	58,730,545	1,462,414	1,168,562
						95,418,535
						632,904,353

International Stocks 35.9%
Developed Markets 28.2%
Schwab Fundamental International Equity Index Fund	66,062,818	8,960,711	(13,577,620)	156,851	14,919,410	76,522,170	5,545,085	2,314,320
Schwab Fundamental International Small Equity Index Fund	46,650,235	7,085,729	(9,292,949)	384,934	9,251,989	54,079,938	3,352,755	2,110,650
Schwab International Index Fund	149,960,649	23,869,480	(28,017,018)	564,624	27,439,455	173,817,190	6,041,612	4,797,536
						304,419,298
Emerging Markets 7.7%
Schwab Emerging Markets Equity ETF	—	28,635,229	—	—	416,516	29,051,745	857,996	—
Schwab Fundamental Emerging Markets Equity Index Fund	46,448,230	9,671,665	(10,416,458)	240,057	8,161,090	54,104,584	4,664,188	2,141,901
						83,156,329
						387,575,627

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	45,948,644	14,294,400	(3,665,328)	33,482	(2,533,548)	54,077,650	2,564,137	1,436,988
Total Affiliated Underlying Funds (Cost $525,256,827)	$923,098,675	$191,303,643	($202,751,185 )	$56,927,230	$105,979,267	$1,074,557,630		$20,236,406
Total Investments in Securities (Cost $525,256,827)						$1,074,557,630

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
8
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $525,256,827)		$1,074,557,630
Cash		5,276,870
Receivables:
Investments sold		6,116,727
Fund shares sold		424,495
Prepaid expenses	+	18,464
Total assets		1,086,394,186

Liabilities
Payables:
Investments bought		6,307,835
Fund shares redeemed		294,154
Shareholder service fees		226,273
Investment adviser and administrator fees		125,789
Independent trustees’ fees		38
Accrued expenses	+	50,453
Total liabilities		7,004,542
Net assets		$1,079,389,644

Net Assets by Source
Capital received from investors		$484,020,416
Total distributable earnings	+	595,369,228
Net assets		$1,079,389,644

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,079,389,644		38,936,670		$27.72

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
9

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$19,720,469
Other Interest	+	92,831
Total investment income		19,813,300

Expenses
Shareholder service fees		2,290,371
Investment adviser and administrator fees		1,268,642
Registration fees		37,792
Shareholder reports		26,795
Professional fees		25,668
Portfolio accounting fees		25,387
Independent trustees’ fees		7,629
Transfer agent fees		3,634
Custodian fees		188
Other expenses	+	8,977
Total expenses	–	3,695,083
Net investment income		16,118,217

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		515,937
Net realized gains on sales of securities - affiliated issuers	+	56,927,230
Net realized gains		57,443,167
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	105,979,267
Net realized and unrealized gains		163,422,434
Increase in net assets resulting from operations		$179,540,651
See financial notes
10
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$16,118,217	$14,568,884
Net realized gains		57,443,167	49,530,520
Net change in unrealized appreciation (depreciation)	+	105,979,267	161,254,821
Increase in net assets resulting from operations		$179,540,651	$225,354,225

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($65,521,634 )	($25,564,421 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,344,337	$107,919,116	3,355,716	$77,859,967
Shares reinvested		2,474,320	57,676,422	1,021,261	22,447,317
Shares redeemed	+	(5,129,855)	(127,186,023)	(4,504,953)	(103,706,572)
Net transactions in fund shares		1,688,802	$38,409,515	(127,976)	($3,399,288 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,247,868	$926,961,112	37,375,844	$730,570,596
Total increase (decrease)	+	1,688,802	152,428,532	(127,976)	196,390,516
End of period		38,936,670	$1,079,389,644	37,247,868	$926,961,112
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
11

Schwab MarketTrack Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$27.67	$22.64	$22.39	$27.84	$22.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.54	0.53	0.43	0.40	0.35
Net realized and unrealized gains (losses)	3.64	5.49	0.81	(4.49)	7.03
Total from investment operations	4.18	6.02	1.24	(4.09)	7.38
Less distributions:
Distributions from net investment income	(0.57)	(0.50)	(0.38)	(0.44)	(0.39)
Distributions from net realized gains	(2.34)	(0.49)	(0.61)	(0.92)	(1.57)
Total distributions	(2.91)	(0.99)	(0.99)	(1.36)	(1.96)
Net asset value at end of period	$28.94	$27.67	$22.64	$22.39	$27.84
Total return	16.79%	27.11%	5.68%	(15.52%)	34.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	0.39%[3]	0.39%[3]	0.39%
Total expenses[2]	0.38%	0.39%	0.39%[3]	0.39%[3]	0.39%
Net investment income (loss)	2.03%	2.02%	1.86%	1.63%	1.33%
Portfolio turnover rate	18%	17%	10%	8%	8%
Net assets, end of period (x 1,000,000)	$1,050	$968	$812	$802	$982

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
12
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 50.2%
Large-Cap 43.3%
Schwab Fundamental U.S. Large Company Index Fund	$116,005,515	$8,533,842	($12,971,760 )	$2,530,912	$12,068,572	$126,167,081	3,980,034	$1,987,658
Schwab S&P 500 Index Fund	231,954,455	20,558,298	(77,675,908)	51,085,221	(7,727,853)	218,194,213	12,341,302	2,832,511
Schwab U.S. Large-Cap Growth Index Fund	70,539,765	40,577,442	(21,796,891)	2,478,487	18,255,631	110,054,434	6,100,578	382,111
						454,415,728
Small-Cap 6.9%
Schwab Fundamental U.S. Small Company Index Fund	25,095,679	5,017,166	(4,049,615)	356,235	1,086,354	27,505,819	1,486,801	405,584
Schwab Small-Cap Index Fund	58,649,840	9,870,754	(31,133,228)	13,269,909	(5,405,022)	45,252,253	1,126,799	910,013
						72,758,072
						527,173,800

International Stocks 25.8%
Developed Markets 20.7%
Schwab Fundamental International Equity Index Fund	50,599,951	5,177,020	(12,041,176)	394,084	10,560,290	54,690,169	3,963,056	1,755,490
Schwab Fundamental International Small Equity Index Fund	32,400,882	4,006,186	(7,814,215)	864,922	5,590,665	35,048,440	2,172,873	1,451,878
Schwab International Index Fund	118,044,327	13,967,588	(25,904,959)	898,409	20,373,490	127,378,855	4,427,489	3,725,350
						217,117,464
Emerging Markets 5.1%
Schwab Emerging Markets Equity ETF	—	18,721,954	—	—	272,321	18,994,275	560,965	—
Schwab Fundamental Emerging Markets Equity Index Fund	32,259,633	4,182,897	(7,058,664)	716,895	4,795,390	34,896,151	3,008,289	1,473,293
						53,890,426
						271,007,890

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	38,302,734	9,413,222	(3,516,236)	(25,276)	(2,077,349)	42,097,095	1,996,069	1,166,040

Fixed Income 16.0%
Intermediate-Term Bond 16.0%
Schwab U.S. Aggregate Bond Index Fund	155,590,807	31,144,857	(21,639,181)	(3,072,124)	6,184,580	168,208,939	18,566,108	6,311,553

Money Market Funds 3.3%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	32,979,235	1,432,321	—	—	—	34,411,556	34,411,556	1,434,586
Total Affiliated Underlying Funds (Cost $585,830,030)	$962,422,823	$172,603,547	($225,601,833 )	$69,497,674	$63,977,069	$1,042,899,280		$23,836,067
Total Investments in Securities (Cost $585,830,030)						$1,042,899,280

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
13

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of October 31, 2025 (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
14
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $585,830,030)		$1,042,899,280
Cash		5,614,660
Receivables:
Investments sold		5,576,624
Dividends		640,051
Fund shares sold		107,229
Prepaid expenses	+	17,033
Total assets		1,054,854,877

Liabilities
Payables:
Investments bought		3,966,075
Shareholder service fees		226,179
Investment adviser and administrator fees		122,998
Fund shares redeemed		112,308
Independent trustees’ fees		38
Accrued expenses	+	51,236
Total liabilities		4,478,834
Net assets		$1,050,376,043

Net Assets by Source
Capital received from investors		$524,331,767
Total distributable earnings	+	526,044,276
Net assets		$1,050,376,043

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,050,376,043		36,292,166		$28.94

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
15

Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$23,481,142
Other Interest	+	99,514
Total investment income		23,580,656

Expenses
Shareholder service fees		2,353,782
Investment adviser and administrator fees		1,278,492
Registration fees		40,306
Professional fees		25,626
Portfolio accounting fees		25,335
Shareholder reports		21,661
Independent trustees’ fees		7,649
Transfer agent fees		3,471
Custodian fees		199
Other expenses	+	9,081
Total expenses	–	3,765,602
Net investment income		19,815,054

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		354,925
Net realized gains on sales of securities - affiliated issuers	+	69,497,674
Net realized gains		69,852,599
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	63,977,069
Net realized and unrealized gains		133,829,668
Increase in net assets resulting from operations		$153,644,722
See financial notes
16
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$19,815,054	$18,772,169
Net realized gains		69,852,599	80,402,312
Net change in unrealized appreciation (depreciation)	+	63,977,069	115,728,197
Increase in net assets resulting from operations		$153,644,722	$214,902,678

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($100,784,746 )	($35,285,077 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,072,008	$81,596,960	2,730,103	$71,099,129
Shares reinvested		3,638,916	90,827,337	1,282,352	31,904,899
Shares redeemed	+	(5,400,340)	(142,836,691)	(4,884,198)	(126,385,445)
Net transactions in fund shares		1,310,584	$29,587,606	(871,743)	($23,381,417 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,981,582	$967,928,461	35,853,325	$811,692,277
Total increase (decrease)	+	1,310,584	82,447,582	(871,743)	156,236,184
End of period		36,292,166	$1,050,376,043	34,981,582	$967,928,461
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
17

Schwab MarketTrack Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$20.49	$17.42	$17.36	$21.53	$18.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.46	0.38	0.32	0.28
Net realized and unrealized gains (losses)	2.11	3.40	0.38	(3.45)	4.11
Total from investment operations	2.59	3.86	0.76	(3.13)	4.39
Less distributions:
Distributions from net investment income	(0.49)	(0.42)	(0.31)	(0.33)	(0.32)
Distributions from net realized gains	(1.50)	(0.37)	(0.39)	(0.71)	(0.92)
Total distributions	(1.99)	(0.79)	(0.70)	(1.04)	(1.24)
Net asset value at end of period	$21.09	$20.49	$17.42	$17.36	$21.53
Total return	13.97%	22.60%	4.47%	(15.32%)	24.66%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	0.39%	0.40%[3]	0.39%
Total expenses[2]	0.39%	0.39%	0.39%	0.40%[3]	0.39%
Net investment income (loss)	2.43%	2.38%	2.10%	1.67%	1.39%
Portfolio turnover rate	21%	16%	11%	11%	10%
Net assets, end of period (x 1,000,000)	$627	$590	$520	$519	$655

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
18
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 39.0%
Large-Cap 33.0%
Schwab Fundamental U.S. Large Company Index Fund	$53,010,234	$4,945,433	($8,118,930 )	$1,665,414	$4,944,508	$56,446,659	1,780,652	$904,181
Schwab S&P 500 Index Fund	108,939,570	12,370,669	(44,093,552)	28,370,136	(8,218,305)	97,368,518	5,507,269	1,327,070
Schwab U.S. Large-Cap Growth Index Fund	32,381,765	22,320,977	(11,395,913)	1,259,571	8,300,220	52,866,620	2,930,522	174,618
						206,681,797
Small-Cap 6.0%
Schwab Fundamental U.S. Small Company Index Fund	10,544,289	2,287,561	(2,115,221)	277,134	328,646	11,322,409	612,022	169,653
Schwab Small-Cap Index Fund	24,839,236	5,094,530	(6,928,490)	1,293,728	2,165,003	26,464,007	658,964	380,029
						37,786,416
						244,468,213

International Stocks 18.0%
Developed Markets 15.5%
Schwab Fundamental International Equity Index Fund	23,122,480	2,263,701	(5,743,313)	314,456	4,717,110	24,674,434	1,788,002	798,655
Schwab Fundamental International Small Equity Index Fund	14,920,953	1,156,589	(3,644,819)	457,614	2,473,983	15,364,320	952,531	661,087
Schwab International Index Fund	53,957,507	6,193,005	(12,691,056)	555,807	9,149,285	57,164,548	1,986,950	1,699,728
						97,203,302
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Equity Index Fund	14,566,513	1,570,312	(2,876,856)	322,019	2,190,165	15,772,153	1,359,668	670,881
						112,975,455

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	17,314,416	3,726,172	(1,262,889)	8,694	(940,348)	18,846,045	893,601	526,822

Fixed Income 36.0%
Intermediate-Term Bond 32.0%
Schwab High Yield Bond ETF	—	9,624,003	—	—	(81,887)	9,542,116	359,944	53,920
Schwab U.S. Aggregate Bond Index Fund	207,211,734	33,703,142	(53,531,839)	(6,595,041)	10,596,612	191,384,608	21,124,129	8,286,564
						200,926,724
Short-Term Bond 4.0%
Schwab Short-Term Bond Index Fund	5,923,086	19,207,241	(288,243)	(20,396)	93,734	24,915,422	2,571,251	307,403
						225,842,146

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
19

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	$20,711,686	$889,353	($600,000 )	$—	$—	$21,001,039	21,001,039	$889,501
Total Affiliated Underlying Funds (Cost $411,498,265)	$587,443,469	$125,352,688	($153,291,121 )	$27,909,136	$35,718,726	$623,132,898		$16,850,112
Total Investments in Securities (Cost $411,498,265)						$623,132,898

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).
See financial notes
20
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $411,498,265)		$623,132,898
Cash		2,790,774
Receivables:
Investments sold		3,224,723
Dividends		776,581
Fund shares sold		54,377
Prepaid expenses	+	15,395
Total assets		629,994,748

Liabilities
Payables:
Investments bought		2,597,648
Fund shares redeemed		171,022
Shareholder service fees		135,834
Investment adviser and administrator fees		73,513
Independent trustees’ fees		36
Accrued expenses	+	40,029
Total liabilities		3,018,082
Net assets		$626,976,666

Net Assets by Source
Capital received from investors		$390,113,166
Total distributable earnings	+	236,863,500
Net assets		$626,976,666

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$626,976,666		29,726,335		$21.09

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
21

Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$16,688,499
Other Interest	+	50,857
Total investment income		16,739,356

Expenses
Shareholder service fees		1,435,689
Investment adviser and administrator fees		775,672
Registration fees		33,276
Professional fees		25,122
Portfolio accounting fees		23,436
Shareholder reports		15,007
Independent trustees’ fees		7,047
Transfer agent fees		2,198
Custodian fees		71
Other expenses	+	7,287
Total expenses	–	2,324,805
Net investment income		14,414,551

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		161,613
Net realized gains on sales of securities - affiliated issuers	+	27,909,136
Net realized gains		28,070,749
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	35,718,726
Net realized and unrealized gains		63,789,475
Increase in net assets resulting from operations		$78,204,026
See financial notes
22
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$14,414,551	$13,741,077
Net realized gains		28,070,749	41,738,676
Net change in unrealized appreciation (depreciation)	+	35,718,726	58,967,459
Increase in net assets resulting from operations		$78,204,026	$114,447,212

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($57,009,176 )	($23,345,576 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,282,142	$64,538,848	2,993,022	$58,723,416
Shares reinvested		2,726,726	50,689,830	1,111,767	20,934,579
Shares redeemed	+	(5,080,405)	(99,470,114)	(5,137,681)	(100,351,692)
Net transactions in fund shares		928,463	$15,758,564	(1,032,892)	($20,693,697 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,797,872	$590,023,252	29,830,764	$519,615,313
Total increase (decrease)	+	928,463	36,953,414	(1,032,892)	70,407,939
End of period		29,726,335	$626,976,666	28,797,872	$590,023,252
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
23

Schwab MarketTrack Conservative Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$16.21	$14.68	$14.90	$18.47	$16.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.44	0.43	0.36	0.29	0.26
Net realized and unrealized gains (losses)	1.21	2.17	0.10	(2.97)	2.27
Total from investment operations	1.65	2.60	0.46	(2.68)	2.53
Less distributions:
Distributions from net investment income	(0.45)	(0.43)	(0.36)	(0.30)	(0.27)
Distributions from net realized gains	(1.06)	(0.64)	(0.32)	(0.59)	(0.29)
Total distributions	(1.51)	(1.07)	(0.68)	(0.89)	(0.56)
Net asset value at end of period	$16.35	$16.21	$14.68	$14.90	$18.47
Total return	11.12%	18.11%	3.01%	(15.23%)	15.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	0.42%	0.42%[3]	0.41%
Total expenses[2]	0.41%	0.42%	0.42%	0.42%[3]	0.41%
Net investment income (loss)	2.83%	2.74%	2.35%	1.73%	1.45%
Portfolio turnover rate	23%	12%	9%	11%	13%
Net assets, end of period (x 1,000,000)	$206	$204	$195	$228	$335

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
24
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 26.0%
Large-Cap 22.0%
Schwab Fundamental U.S. Large Company Index Fund	$12,190,850	$1,602,556	($2,912,893 )	$660,102	$795,420	$12,336,035	389,149	$205,218
Schwab S&P 500 Index Fund	26,407,511	3,178,843	(11,902,445)	7,788,544	(3,087,030)	22,385,423	1,266,144	317,481
Schwab U.S. Large-Cap Growth Index Fund	6,092,785	5,080,893	(2,475,837)	277,679	1,489,648	10,465,168	580,109	32,428
						45,186,626
Small-Cap 4.0%
Schwab Fundamental U.S. Small Company Index Fund	2,476,228	447,585	(666,599)	87,098	53,753	2,398,065	129,625	38,503
Schwab Small-Cap Index Fund	5,618,057	1,250,412	(1,812,995)	361,425	369,753	5,786,652	144,090	86,252
						8,184,717
						53,371,343

International Stocks 12.1%
Developed Markets 10.4%
Schwab Fundamental International Equity Index Fund	5,317,383	509,519	(1,501,046)	90,830	1,015,486	5,432,172	393,636	181,262
Schwab Fundamental International Small Equity Index Fund	3,415,238	318,360	(1,016,692)	145,858	500,292	3,363,056	208,497	150,335
Schwab International Index Fund	12,415,697	1,442,852	(3,459,202)	188,327	1,969,921	12,557,595	436,482	382,916
						21,352,823
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Equity Index Fund	3,380,089	503,105	(991,845)	106,607	433,622	3,431,578	295,826	151,650
						24,784,401

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,036,145	1,101,940	(797,143)	14,821	(234,988)	4,120,775	195,390	117,453

Fixed Income 56.0%
Intermediate-Term Bond 49.7%
Schwab High Yield Bond ETF	—	3,543,263	—	—	(29,362)	3,513,901	132,550	19,316
Schwab U.S. Aggregate Bond Index Fund	112,414,593	14,641,566	(30,254,722)	(3,807,644)	5,829,724	98,823,517	10,907,673	4,366,945
						102,337,418
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund	2,087,569	11,022,339	(218,150)	(13,587)	37,950	12,916,121	1,332,933	119,101
						115,253,539

Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	7,201,537	304,290	(500,000)	—	—	7,005,827	7,005,827	303,722
Total Affiliated Underlying Funds (Cost $158,170,620)	$203,053,682	$44,947,523	($58,509,569 )	$5,900,060	$9,144,189	$204,535,885		$6,472,582
Total Investments in Securities (Cost $158,170,620)						$204,535,885

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
25

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of October 31, 2025 (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
26
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $158,170,620)		$204,535,885
Cash		942,340
Receivables:
Investments sold		540,023
Dividends		392,958
Fund shares sold		194,680
Prepaid expenses	+	12,278
Total assets		206,618,164

Liabilities
Payables:
Investments bought		826,969
Fund shares redeemed		45,870
Shareholder service fees		44,646
Investment adviser and administrator fees		24,062
Independent trustees’ fees		33
Accrued expenses	+	29,387
Total liabilities		970,967
Net assets		$205,647,197

Net Assets by Source
Capital received from investors		$159,927,357
Total distributable earnings	+	45,719,840
Net assets		$205,647,197

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$205,647,197		12,579,201		$16.35

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
27

Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$6,435,828
Other Interest	+	14,939
Total investment income		6,450,767

Expenses
Shareholder service fees		479,349
Investment adviser and administrator fees		259,762
Professional fees		24,594
Registration fees		22,750
Portfolio accounting fees		14,582
Independent trustees’ fees		6,430
Shareholder reports		6,155
Transfer agent fees		1,272
Custodian fees		244
Other expenses	+	5,338
Total expenses	–	820,476
Net investment income		5,630,291

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		36,754
Net realized gains on sales of securities - affiliated issuers	+	5,900,060
Net realized gains		5,936,814
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	9,144,189
Net realized and unrealized gains		15,081,003
Increase in net assets resulting from operations		$20,711,294
See financial notes
28
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$5,630,291	$5,575,700
Net realized gains		5,936,814	11,844,944
Net change in unrealized appreciation (depreciation)	+	9,144,189	16,314,807
Increase in net assets resulting from operations		$20,711,294	$33,735,451

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,805,421 )	($13,865,927 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,564,434	$24,530,865	1,245,017	$19,798,447
Shares reinvested		1,059,633	15,960,151	759,741	11,843,352
Shares redeemed	+	(2,616,745)	(40,599,204)	(2,722,720)	(42,753,557)
Net transactions in fund shares		7,322	($108,188 )	(717,962)	($11,111,758 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,571,879	$203,849,512	13,289,841	$195,091,746
Total increase (decrease)	+	7,322	1,797,685	(717,962)	8,757,766
End of period		12,579,201	$205,647,197	12,571,879	$203,849,512
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
29

Schwab Target 2010 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$13.76	$12.19	$12.23	$15.21	$13.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.40	0.35	0.28	0.22
Net realized and unrealized gains (losses)	0.96	1.73	0.16	(2.55)	1.61
Total from investment operations	1.38	2.13	0.51	(2.27)	1.83
Less distributions:
Distributions from net investment income	(0.43)	(0.38)	(0.30)	(0.30)	(0.27)
Distributions from net realized gains	(0.45)	(0.18)	(0.25)	(0.41)	(0.11)
Total distributions	(0.88)	(0.56)	(0.55)	(0.71)	(0.38)
Net asset value at end of period	$14.26	$13.76	$12.19	$12.23	$15.21
Total return	10.75%	17.77%	4.24%	(15.69%)	13.46%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.18%	0.15%	0.14%	0.14%[3]	0.12%
Net investment income (loss)	3.10%	3.04%	2.76%	2.04%	1.50%
Portfolio turnover rate	16%	11%	14%	24%	21%
Net assets, end of period (x 1,000,000)	$43	$43	$43	$46	$65

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
30
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.4% OF NET ASSETS

U.S. Stocks 21.1%
Large-Cap 18.7%
Schwab Core Equity Fund	$716,638	$53,776	($140,000 )	$34,299	$13,960	$678,673	25,717	$53,776
Schwab Fundamental U.S. Large Company Index Fund	841,684	14,026	(140,000)	29,139	66,132	810,981	25,583	14,026
Schwab S&P 500 Index Fund	5,240,842	397,969	(1,564,500)	1,003,668	(104,966)	4,973,013	281,279	62,969
Schwab Select Large Cap Growth Fund *	1,144,827	429,293	(240,457)	5,260	215,880	1,554,803	50,877	94,293
						8,017,470
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	528,853	12,369	(90,000)	21,080	20,673	492,975	33,905	12,369
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	611,707	76,686	(137,118)	7,693	(18,948)	540,020	24,920	76,686
						9,050,465

International Stocks 7.5%
Developed Markets 7.5%
Schwab Fundamental International Equity Index Fund	154,555	5,203	(30,000)	2,874	28,527	161,159	11,678	5,203
Schwab International Core Equity Fund	1,315,514	32,844	(326,750)	74,754	219,323	1,315,685	86,729	32,844
Schwab International Opportunities Fund	1,732,073	163,690	(486,744)	56,352	275,803	1,741,174	69,122	33,690
						3,218,018

Real Estate 2.0%
Global Real Estate 2.0%
Schwab Global Real Estate Fund	946,542	88,604	(178,000)	(15,065)	20,746	862,827	129,554	28,604

Fixed Income 43.3%
Inflation-Protected Bond 7.0%
Schwab Treasury Inflation Protected Securities Index Fund	2,876,621	515,266	(486,000)	(39,997)	102,216	2,968,106	282,946	105,266
Intermediate-Term Bond 27.9%
Schwab U.S. Aggregate Bond Index Fund	11,557,937	2,077,977	(1,896,000)	(254,178)	469,640	11,955,376	1,319,578	469,886
Short-Term Bond 8.4%
Schwab Short-Term Bond Index Fund	3,556,509	605,382	(615,000)	(26,759)	69,622	3,589,754	370,460	142,875
						18,513,236

Money Market Funds 2.5%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	1,107,987	46,926	(70,000)	—	—	1,084,913	1,084,913	46,853
Total Affiliated Underlying Funds (Cost $26,165,046)	$32,332,289	$4,520,011	($6,400,569 )	$899,120	$1,378,608	$32,729,459		$1,179,340

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
31

Schwab Target 2010 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.0% OF NET ASSETS

U.S. Stocks 3.8%
Large-Cap 3.3%
Dodge & Cox Stock Fund, Class I						$1,059,778	61,259
PGIM Jennison Growth Fund, Class R6						379,170	4,571
						1,438,948
Small-Cap 0.5%
Driehaus Small Cap Growth Fund, Institutional Class						201,866	7,269
						1,640,814

Fixed Income 19.2%
Intermediate-Term Bond 17.2%
Allspring Core Plus Bond Fund, Class R6						459,016	40,265
Baird Aggregate Bond Fund, Institutional Class						6,591,863	659,846
Loomis Sayles Investment Grade Bond Fund, Class Y						284,661	28,609
						7,335,540
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						855,986	85,513
						8,191,526
Total Unaffiliated Underlying Funds (Cost $9,445,721)						$9,832,340
Total Investments in Securities (Cost $35,610,767)						$42,561,799

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
32
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $26,165,046)		$32,729,459
Investments in securities, at value - unaffiliated issuers (cost $9,445,721)		9,832,340
Cash		177,919
Receivables:
Investments sold		275,000
Dividends		58,018
Due from investment adviser		8,012
Fund shares sold		2,138
Prepaid expenses	+	13,473
Total assets		43,096,359

Liabilities
Payables:
Fund shares redeemed		207,170
Investments bought		59,208
Independent trustees’ fees		31
Accrued expenses	+	27,960
Total liabilities		294,369
Net assets		$42,801,990

Net Assets by Source
Capital received from investors		$34,766,132
Total distributable earnings	+	8,035,858
Net assets		$42,801,990

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$42,801,990		3,000,527		$14.26

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
33

Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$953,637
Dividends received from securities - unaffiliated issuers		348,627
Other Interest	+	4,024
Total investment income		1,306,288

Expenses
Professional fees		26,550
Registration fees		22,072
Portfolio accounting fees		11,592
Independent trustees’ fees		6,183
Shareholder reports		2,918
Transfer agent fees		1,019
Custodian fees		237
Other expenses	+	4,666
Total expenses		75,237
Expense reduction	–	75,237
Net expenses	–	—
Net investment income		1,306,288

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		225,703
Realized capital gain distributions received from underlying funds - unaffiliated issuers		111,471
Net realized gains on sales of securities - affiliated issuers		899,120
Net realized gains on sales of securities - unaffiliated issuers	+	308,037
Net realized gains		1,544,331
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,378,608
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(18,283)
Net change in unrealized appreciation (depreciation)		1,360,325
Net realized and unrealized gains		2,904,656
Increase in net assets resulting from operations		$4,210,944
See financial notes
34
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$1,306,288	$1,326,612
Net realized gains		1,544,331	1,197,389
Net change in unrealized appreciation (depreciation)	+	1,360,325	4,659,233
Increase in net assets resulting from operations		$4,210,944	$7,183,234

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,713,948 )	($1,890,752 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		500,131	$6,748,890	214,971	$2,877,559
Shares reinvested		169,666	2,192,081	116,816	1,503,428
Shares redeemed	+	(780,669)	(10,445,256)	(773,951)	(10,170,754)
Net transactions in fund shares		(110,872)	($1,504,285 )	(442,164)	($5,789,767 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,111,399	$42,809,279	3,553,563	$43,306,564
Total decrease	+	(110,872)	(7,289)	(442,164)	(497,285)
End of period		3,000,527	$42,801,990	3,111,399	$42,809,279
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
35

Schwab Target 2015 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$11.51	$10.29	$10.48	$13.36	$12.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.33	0.29	0.23	0.19
Net realized and unrealized gains (losses)	0.87	1.54	0.17	(2.24)	1.54
Total from investment operations	1.21	1.87	0.46	(2.01)	1.73
Less distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.26)	(0.28)	(0.24)
Distributions from net realized gains	(0.51)	(0.34)	(0.39)	(0.59)	(0.31)
Total distributions	(0.85)	(0.65)	(0.65)	(0.87)	(0.55)
Net asset value at end of period	$11.87	$11.51	$10.29	$10.48	$13.36
Total return	11.39%	18.62%	4.53%	(16.15%)	14.54%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.15%	0.13%	0.12%	0.11%[3]	0.08%
Net investment income (loss)	3.01%	2.94%	2.71%	1.97%	1.47%
Portfolio turnover rate	17%	9%	7%	19%	14%
Net assets, end of period (x 1,000,000)	$47	$49	$49	$58	$81

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
36
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.7% OF NET ASSETS

U.S. Stocks 23.9%
Large-Cap 21.0%
Schwab Core Equity Fund	$874,288	$145,302	($245,000 )	$48,101	$13,075	$835,766	31,670	$70,953
Schwab Fundamental U.S. Large Company Index Fund	1,040,166	72,488	(270,000)	50,850	69,453	962,957	30,377	18,447
Schwab S&P 500 Index Fund	6,616,814	601,325	(2,263,990)	1,385,270	(243,364)	6,096,055	344,799	82,614
Schwab Select Large Cap Growth Fund *	1,311,664	832,632	(502,505)	(18,414)	284,457	1,907,834	62,429	115,561
						9,802,612
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	672,057	16,075	(140,000)	36,310	15,851	600,293	41,286	16,075
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	744,941	206,650	(170,000)	(16,452)	(4,731)	760,408	35,090	105,271
						11,163,313

International Stocks 8.9%
Developed Markets 8.9%
Schwab Fundamental International Equity Index Fund	221,853	7,468	(94,291)	22,272	27,636	184,938	13,401	7,468
Schwab International Core Equity Fund	1,712,360	120,002	(500,000)	119,133	280,097	1,731,592	114,146	44,604
Schwab International Opportunities Fund	2,246,281	285,062	(758,489)	124,385	334,627	2,231,866	88,601	48,276
						4,148,396

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	1,214,105	122,352	(245,000)	21,388	(2,114)	1,110,731	166,776	36,639

Fixed Income 39.4%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	3,060,759	411,123	(530,000)	(42,269)	106,688	3,006,301	286,587	110,887
Intermediate-Term Bond 25.4%
Schwab U.S. Aggregate Bond Index Fund	12,234,414	1,917,611	(2,490,000)	(339,475)	551,780	11,874,330	1,310,632	496,198
Short-Term Bond 7.6%
Schwab Short-Term Bond Index Fund	3,705,618	486,193	(680,000)	(29,643)	73,531	3,555,699	366,945	150,668
						18,436,330

Money Market Funds 2.1%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	1,050,041	44,962	(100,000)	—	—	995,003	995,003	44,824
Total Affiliated Underlying Funds (Cost $27,842,513)	$36,705,361	$5,269,245	($8,989,275 )	$1,361,456	$1,506,986	$35,853,773		$1,348,485

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
37

Schwab Target 2015 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.8% OF NET ASSETS

U.S. Stocks 4.3%
Large-Cap 3.9%
Dodge & Cox Stock Fund, Class I						$1,344,439	77,713
PGIM Jennison Growth Fund, Class R6						458,209	5,524
						1,802,648
Small-Cap 0.4%
Driehaus Small Cap Growth Fund, Institutional Class						186,846	6,728
						1,989,494

Fixed Income 18.5%
Intermediate-Term Bond 16.4%
Allspring Core Plus Bond Fund, Class R6						925,584	81,192
Baird Aggregate Bond Fund, Institutional Class						6,258,070	626,433
Loomis Sayles Investment Grade Bond Fund, Class Y						494,019	49,650
						7,677,673
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						965,248	96,428
						8,642,921
Total Unaffiliated Underlying Funds (Cost $10,208,453)						$10,632,415
Total Investments in Securities (Cost $38,050,966)						$46,486,188

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
38
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $27,842,513)		$35,853,773
Investments in securities, at value - unaffiliated issuers (cost $10,208,453)		10,632,415
Cash		306,788
Receivables:
Dividends		57,792
Due from investment adviser		7,729
Fund shares sold		5,676
Prepaid expenses	+	7,147
Total assets		46,871,320

Liabilities
Payables:
Investments bought		129,144
Fund shares redeemed		1,600
Independent trustees’ fees		31
Accrued expenses	+	28,388
Total liabilities		159,163
Net assets		$46,712,157

Net Assets by Source
Capital received from investors		$35,925,458
Total distributable earnings	+	10,786,699
Net assets		$46,712,157

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$46,712,157		3,934,507		$11.87

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
39

Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$1,055,641
Dividends received from securities - unaffiliated issuers		391,476
Other Interest	+	3,759
Total investment income		1,450,876

Expenses
Professional fees		26,553
Registration fees		19,733
Portfolio accounting fees		11,623
Independent trustees’ fees		6,193
Shareholder reports		2,725
Transfer agent fees		1,421
Custodian fees		247
Other expenses	+	4,695
Total expenses		73,190
Expense reduction	–	73,190
Net expenses	–	—
Net investment income		1,450,876

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		292,844
Realized capital gain distributions received from underlying funds - unaffiliated issuers		144,754
Net realized gains on sales of securities - affiliated issuers		1,361,456
Net realized gains on sales of securities - unaffiliated issuers	+	409,014
Net realized gains		2,208,068
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,506,986
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(108,020)
Net change in unrealized appreciation (depreciation)		1,398,966
Net realized and unrealized gains		3,607,034
Increase in net assets resulting from operations		$5,057,910
See financial notes
40
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$1,450,876	$1,486,651
Net realized gains		2,208,068	2,111,972
Net change in unrealized appreciation (depreciation)	+	1,398,966	5,144,508
Increase in net assets resulting from operations		$5,057,910	$8,743,131

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,743,193 )	($3,052,801 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		436,285	$5,025,397	186,013	$2,088,962
Shares reinvested		320,347	3,430,915	258,525	2,771,391
Shares redeemed	+	(1,045,307)	(11,686,769)	(1,023,638)	(11,324,982)
Net transactions in fund shares		(288,675)	($3,230,457 )	(579,100)	($6,464,629 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,223,182	$48,627,897	4,802,282	$49,402,196
Total decrease	+	(288,675)	(1,915,740)	(579,100)	(774,299)
End of period		3,934,507	$46,712,157	4,223,182	$48,627,897
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
41

Schwab Target 2020 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$13.80	$12.38	$12.55	$16.14	$14.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.38	0.34	0.28	0.23
Net realized and unrealized gains (losses)	1.11	1.95	0.24	(2.72)	1.94
Total from investment operations	1.50	2.33	0.58	(2.44)	2.17
Less distributions:
Distributions from net investment income	(0.43)	(0.38)	(0.31)	(0.35)	(0.29)
Distributions from net realized gains	(0.72)	(0.53)	(0.44)	(0.80)	(0.29)
Total distributions	(1.15)	(0.91)	(0.75)	(1.15)	(0.58)
Net asset value at end of period	$14.15	$13.80	$12.38	$12.55	$16.14
Total return	11.79%	19.39%	4.68%	(16.35%)	15.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.03%	0.03%	0.03%	0.03%[3]	0.02%
Net investment income (loss)	2.94%	2.88%	2.67%	1.97%	1.47%
Portfolio turnover rate	9%	8%	7%	17%	10%
Net assets, end of period (x 1,000,000)	$296	$317	$323	$384	$531

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
42
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 25.4%
Large-Cap 22.1%
Schwab Core Equity Fund	$6,251,013	$475,162	($1,580,000 )	$570,697	($118,302 )	$5,598,570	212,147	$475,162
Schwab Fundamental U.S. Large Company Index Fund	7,119,765	119,027	(1,570,000)	364,293	461,974	6,495,059	204,891	119,027
Schwab S&P 500 Index Fund	45,497,289	749,302	(13,141,588)	10,700,793	(2,876,981)	40,928,815	2,314,978	549,302
Schwab Select Large Cap Growth Fund *	8,995,767	3,608,700	(2,080,000)	108,813	1,774,782	12,408,062	406,023	705,990
						65,430,506
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	4,780,116	109,658	(1,150,000)	351,879	35,160	4,126,813	283,825	109,658
Small-Cap 1.9%
Schwab Small-Cap Equity Fund	5,396,188	676,487	(450,000)	18,418	(27,409)	5,613,684	259,053	676,487
						75,171,003

International Stocks 9.8%
Developed Markets 9.8%
Schwab Fundamental International Equity Index Fund	1,579,517	53,171	(375,615)	71,664	278,393	1,607,130	116,459	53,171
Schwab International Core Equity Fund	12,289,728	306,836	(3,758,795)	1,096,989	1,700,763	11,635,521	767,009	306,836
Schwab International Opportunities Fund	16,345,081	317,922	(4,100,844)	1,044,024	2,157,003	15,763,186	625,772	317,922
						29,005,837

Real Estate 2.5%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	8,577,204	248,820	(1,410,001)	(99,014)	198,961	7,515,970	1,128,524	248,820

Fixed Income 37.5%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	19,287,850	894,740	(2,265,000)	(172,550)	571,277	18,316,317	1,746,074	667,543
Intermediate-Term Bond 24.1%
Schwab U.S. Aggregate Bond Index Fund	75,361,257	5,309,594	(10,666,000)	(1,437,857)	2,748,142	71,315,136	7,871,428	2,927,153
Short-Term Bond 7.2%
Schwab Short-Term Bond Index Fund	23,123,946	1,374,746	(3,528,000)	(151,720)	414,590	21,233,562	2,191,286	889,834
						110,865,015

Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	5,485,787	231,469	(400,000)	—	—	5,317,256	5,317,256	230,996
Total Affiliated Underlying Funds (Cost $173,208,655)	$240,090,508	$14,475,634	($46,475,843 )	$12,466,429	$7,318,353	$227,875,081		$8,277,901

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
43

Schwab Target 2020 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.6% OF NET ASSETS

U.S. Stocks 4.3%
Large-Cap 4.0%
Dodge & Cox Stock Fund, Class I						$8,707,742	503,338
PGIM Jennison Growth Fund, Class R6						3,195,562	38,524
						11,903,304
Small-Cap 0.3%
Driehaus Small Cap Growth Fund, Institutional Class						666,200	23,990
						12,569,504

Fixed Income 18.3%
Intermediate-Term Bond 16.1%
Allspring Core Plus Bond Fund, Class R6						6,258,304	548,974
Baird Aggregate Bond Fund, Institutional Class						37,212,395	3,724,965
Loomis Sayles Investment Grade Bond Fund, Class Y						4,187,750	420,879
						47,658,449
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,517,159	651,065
						54,175,608
Total Unaffiliated Underlying Funds (Cost $64,283,106)						$66,745,112
Total Investments in Securities (Cost $237,491,761)						$294,620,193

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
44
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $173,208,655)		$227,875,081
Investments in securities, at value - unaffiliated issuers (cost $64,283,106)		66,745,112
Cash		565,711
Receivables:
Investments sold		800,000
Dividends		348,570
Fund shares sold		45,176
Due from investment adviser		8,946
Prepaid expenses	+	14,017
Total assets		296,402,613

Liabilities
Payables:
Investments bought		358,093
Fund shares redeemed		161,564
Independent trustees’ fees		33
Accrued expenses	+	35,591
Total liabilities		555,281
Net assets		$295,847,332

Net Assets by Source
Capital received from investors		$219,130,187
Total distributable earnings	+	76,717,145
Net assets		$295,847,332

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$295,847,332		20,906,361		$14.15

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
45

Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$6,411,706
Dividends received from securities - unaffiliated issuers		2,406,599
Other Interest	+	18,771
Total investment income		8,837,076

Expenses
Professional fees		26,711
Registration fees		23,936
Portfolio accounting fees		22,007
Independent trustees’ fees		6,593
Shareholder reports		4,619
Transfer agent fees		1,541
Custodian fees		323
Other expenses	+	5,802
Total expenses		91,532
Expense reduction	–	91,532
Net expenses	–	—
Net investment income		8,837,076

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		1,866,195
Realized capital gain distributions received from underlying funds - unaffiliated issuers		956,356
Net realized gains on sales of securities - affiliated issuers		12,466,429
Net realized gains on sales of securities - unaffiliated issuers	+	3,006,668
Net realized gains		18,295,648
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		7,318,353
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,085,516)
Net change in unrealized appreciation (depreciation)		6,232,837
Net realized and unrealized gains		24,528,485
Increase in net assets resulting from operations		$33,365,561
See financial notes
46
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$8,837,076	$9,520,704
Net realized gains		18,295,648	15,511,662
Net change in unrealized appreciation (depreciation)	+	6,232,837	33,826,925
Increase in net assets resulting from operations		$33,365,561	$58,859,291

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,478,391 )	($22,957,254 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		880,918	$11,714,640	1,056,628	$13,928,973
Shares reinvested		1,836,277	23,357,436	1,663,818	21,313,509
Shares redeemed	+	(4,792,399)	(64,270,307)	(5,847,403)	(77,325,561)
Net transactions in fund shares		(2,075,204)	($29,198,231 )	(3,126,957)	($42,083,079 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,981,565	$317,158,393	26,108,522	$323,339,435
Total decrease	+	(2,075,204)	(21,311,061)	(3,126,957)	(6,181,042)
End of period		20,906,361	$295,847,332	22,981,565	$317,158,393
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
47

Schwab Target 2025 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$15.36	$13.40	$13.43	$17.30	$14.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.44	0.41	0.35	0.27	0.22
Net realized and unrealized gains (losses)	1.31	2.28	0.37	(3.09)	2.74
Total from investment operations	1.75	2.69	0.72	(2.82)	2.96
Less distributions:
Distributions from net investment income	(0.45)	(0.38)	(0.30)	(0.39)	(0.28)
Distributions from net realized gains	(0.66)	(0.35)	(0.45)	(0.66)	(0.19)
Total distributions	(1.11)	(0.73)	(0.75)	(1.05)	(0.47)
Net asset value at end of period	$16.00	$15.36	$13.40	$13.43	$17.30
Total return	12.30%	20.57%	5.46%	(17.39%)	20.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.02%	0.02%	0.02%	0.03%[3]	0.02%
Net investment income (loss)	2.90%	2.78%	2.53%	1.82%	1.33%
Portfolio turnover rate	13%	12%	10%	19%	16%
Net assets, end of period (x 1,000,000)	$425	$448	$446	$495	$662

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
48
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 26.3%
Large-Cap 23.1%
Schwab Core Equity Fund	$10,175,583	$729,310	($3,131,024 )	$981,765	($294,238 )	$8,461,396	320,629	$729,310
Schwab Fundamental U.S. Large Company Index Fund	11,089,130	184,046	(2,637,651)	590,540	640,476	9,866,541	311,247	184,046
Schwab S&P 500 Index Fund	67,851,886	2,022,551	(20,073,998)	13,344,168	(1,875,935)	61,268,672	3,465,423	822,552
Schwab Select Large Cap Growth Fund *	13,625,728	4,873,269	(2,700,000)	96,612	2,638,181	18,533,790	606,472	1,069,350
						98,130,399
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	6,438,291	155,862	(680,000)	226,487	292,879	6,433,519	442,470	155,862
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	8,700,423	1,090,719	(2,457,131)	212,585	(552,059)	6,994,537	322,775	1,090,719
						111,558,455

International Stocks 10.7%
Developed Markets 10.7%
Schwab Fundamental International Equity Index Fund	2,455,391	82,656	(980,000)	197,053	307,832	2,062,932	149,488	82,656
Schwab International Core Equity Fund	21,138,721	1,007,768	(7,947,631)	1,802,289	2,367,691	18,368,838	1,210,866	527,768
Schwab International Opportunities Fund	28,475,648	1,773,869	(10,297,856)	766,178	4,103,259	24,821,098	985,355	553,868
						45,252,868

Real Estate 2.7%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	13,434,168	382,898	(2,350,000)	(128,824)	270,604	11,608,846	1,743,070	382,898

Fixed Income 35.8%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	22,393,426	5,595,752	(3,116,000)	(375,625)	957,446	25,454,999	2,426,597	883,200
Intermediate-Term Bond 22.9%
Schwab U.S. Aggregate Bond Index Fund	95,262,692	10,835,757	(10,965,000)	(1,458,152)	3,310,570	96,985,867	10,704,842	3,876,991
Short-Term Bond 6.9%
Schwab Short-Term Bond Index Fund	28,462,657	4,578,170	(4,040,000)	(157,837)	523,763	29,366,753	3,030,625	1,184,674
						151,807,619

Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	6,265,241	272,106	—	—	—	6,537,347	6,537,347	272,536
Total Affiliated Underlying Funds (Cost $244,713,893)	$335,768,985	$33,584,733	($71,376,291 )	$16,097,239	$12,690,469	$326,765,135		$11,816,430

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
49

Schwab Target 2025 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.5% OF NET ASSETS

U.S. Stocks 4.8%
Large-Cap 4.2%
Dodge & Cox Stock Fund, Class I						$12,770,206	738,162
PGIM Jennison Growth Fund, Class R6						4,893,289	58,991
						17,663,495
Small-Cap 0.6%
Driehaus Small Cap Growth Fund, Institutional Class						2,611,479	94,040
						20,274,974

Fixed Income 17.7%
Intermediate-Term Bond 15.6%
Allspring Core Plus Bond Fund, Class R6						12,133,904	1,064,378
Baird Aggregate Bond Fund, Institutional Class						48,056,850	4,810,496
Loomis Sayles Investment Grade Bond Fund, Class Y						6,050,071	608,047
						66,240,825
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						9,190,312	918,113
						75,431,137
Total Unaffiliated Underlying Funds (Cost $90,798,210)						$95,706,111
Total Investments in Securities (Cost $335,512,103)						$422,471,246

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
50
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $244,713,893)		$326,765,135
Investments in securities, at value - unaffiliated issuers (cost $90,798,210)		95,706,111
Cash		1,667,259
Receivables:
Investments sold		700,000
Dividends		474,735
Fund shares sold		304,726
Due from investment adviser		9,209
Prepaid expenses	+	10,610
Total assets		425,637,785

Liabilities
Payables:
Fund shares redeemed		592,468
Investments bought		489,170
Independent trustees’ fees		34
Accrued expenses	+	37,246
Total liabilities		1,118,918
Net assets		$424,518,867

Net Assets by Source
Capital received from investors		$310,566,525
Total distributable earnings	+	113,952,342
Net assets		$424,518,867

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$424,518,867		26,526,562		$16.00

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
51

Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$8,920,580
Dividends received from securities - unaffiliated issuers		3,389,548
Other Interest	+	32,054
Total investment income		12,342,182

Expenses
Professional fees		26,836
Registration fees		26,647
Portfolio accounting fees		22,602
Independent trustees’ fees		6,790
Shareholder reports		5,041
Transfer agent fees		4,382
Custodian fees		270
Other expenses	+	6,355
Total expenses		98,923
Expense reduction	–	98,923
Net expenses	–	—
Net investment income		12,342,182

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		2,895,850
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,494,888
Net realized gains on sales of securities - affiliated issuers		16,097,239
Net realized gains on sales of securities - unaffiliated issuers	+	5,161,336
Net realized gains		25,649,313
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		12,690,469
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,852,783)
Net change in unrealized appreciation (depreciation)		10,837,686
Net realized and unrealized gains		36,486,999
Increase in net assets resulting from operations		$48,829,181
See financial notes
52
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$12,342,182	$12,879,601
Net realized gains		25,649,313	18,134,842
Net change in unrealized appreciation (depreciation)	+	10,837,686	55,784,926
Increase in net assets resulting from operations		$48,829,181	$86,799,369

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($31,706,342 )	($23,623,785 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,436,079	$36,849,777	2,015,114	$29,509,322
Shares reinvested		2,058,291	29,474,727	1,558,816	22,135,185
Shares redeemed	+	(7,104,389)	(106,540,367)	(7,694,238)	(112,922,363)
Net transactions in fund shares		(2,610,019)	($40,215,863 )	(4,120,308)	($61,277,856 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,136,581	$447,611,891	33,256,889	$445,714,163
Total increase (decrease)	+	(2,610,019)	(23,093,024)	(4,120,308)	1,897,728
End of period		26,526,562	$424,518,867	29,136,581	$447,611,891
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
53

Schwab Target 2030 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.02	$14.36	$14.39	$18.88	$15.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.40	0.33	0.27	0.22
Net realized and unrealized gains (losses)	1.88	2.93	0.58	(3.53)	3.54
Total from investment operations	2.31	3.33	0.91	(3.26)	3.76
Less distributions:
Distributions from net investment income	(0.43)	(0.37)	(0.29)	(0.45)	(0.27)
Distributions from net realized gains	(0.59)	(0.30)	(0.65)	(0.78)	(0.28)
Total distributions	(1.02)	(0.67)	(0.94)	(1.23)	(0.55)
Net asset value at end of period	$18.31	$17.02	$14.36	$14.39	$18.88
Total return	14.42%	23.59%	6.52%	(18.51%)	24.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.01%	0.01%	0.01%	0.02%[3]	0.01%
Net investment income (loss)	2.52%	2.47%	2.26%	1.65%	1.21%
Portfolio turnover rate	14%	12%	9%	16%	14%
Net assets, end of period (x 1,000,000)	$1,031	$988	$885	$901	$1,166

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
54
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.8% OF NET ASSETS

U.S. Stocks 33.5%
Large-Cap 29.2%
Schwab Core Equity Fund	$32,294,825	$2,482,065	($5,436,119 )	$1,247,651	$1,218,711	$31,807,133	1,205,272	$2,482,065
Schwab Fundamental U.S. Large Company Index Fund	30,196,265	533,071	(2,953,739)	562,668	3,057,224	31,395,489	990,394	533,071
Schwab S&P 500 Index Fund	176,919,823	2,979,371	(32,484,511)	23,560,762	8,255,608	179,231,053	10,137,503	2,179,371
Schwab Select Large Cap Growth Fund *	39,858,899	14,805,769	(4,346,202)	295,387	8,108,821	58,722,674	1,921,553	3,128,135
						301,156,349
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	15,665,016	378,021	(1,950,000)	559,329	651,136	15,303,502	1,052,510	378,021
Small-Cap 2.8%
Schwab Small-Cap Equity Fund	27,323,553	3,425,386	(1,800,000)	56,956	(108,008)	28,897,887	1,333,543	3,425,386
						345,357,738

International Stocks 15.6%
Developed Markets 15.6%
Schwab Fundamental International Equity Index Fund	7,484,295	251,947	(1,000,000)	157,534	1,559,687	8,453,463	612,570	251,947
Schwab International Core Equity Fund	61,764,005	1,542,055	(13,242,608)	3,219,523	10,976,010	64,258,985	4,235,925	1,542,055
Schwab International Opportunities Fund	83,255,843	1,619,376	(13,338,307)	76,179	16,454,540	88,067,631	3,496,135	1,619,376
						160,780,079

Real Estate 3.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	39,014,481	1,182,772	(4,370,000)	(880,820)	1,231,052	36,177,485	5,432,055	1,182,772

Fixed Income 22.2%
Inflation-Protected Bond 2.2%
Schwab Treasury Inflation Protected Securities Index Fund	17,420,032	6,194,703	(1,100,000)	(206,317)	728,057	23,036,475	2,196,042	776,731
Intermediate-Term Bond 15.5%
Schwab U.S. Aggregate Bond Index Fund	143,961,878	20,299,990	(7,540,000)	(1,272,822)	4,225,505	159,674,551	17,624,123	6,080,013
Short-Term Bond 4.5%
Schwab Short-Term Bond Index Fund	42,241,070	8,500,584	(4,670,000)	(177,659)	746,638	46,640,633	4,813,275	1,820,067
						229,351,659

Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	10,038,366	435,976	—	—	—	10,474,342	10,474,342	436,666
Total Affiliated Underlying Funds (Cost $512,457,020)	$727,438,351	$64,631,086	($94,231,486 )	$27,198,371	$57,104,981	$782,141,303		$25,835,676

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
55

Schwab Target 2030 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.7% OF NET ASSETS

U.S. Stocks 6.1%
Large-Cap 5.5%
Dodge & Cox Stock Fund, Class I						$40,770,709	2,356,688
PGIM Jennison Growth Fund, Class R6						15,945,818	192,234
						56,716,527
Small-Cap 0.6%
Driehaus Small Cap Growth Fund, Institutional Class						6,098,450	219,606
						62,814,977

International Stocks 1.0%
Emerging Markets 1.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,642,926	847,357

Fixed Income 16.6%
Intermediate-Term Bond 12.8%
Allspring Core Plus Bond Fund, Class R6						36,211,670	3,176,462
Baird Aggregate Bond Fund, Institutional Class						68,604,551	6,867,322
Loomis Sayles Investment Grade Bond Fund, Class Y						26,998,292	2,713,396
						131,814,513
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						39,648,205	3,960,860
						171,462,718
Total Unaffiliated Underlying Funds (Cost $225,357,375)						$243,920,621
Total Investments in Securities (Cost $737,814,395)						$1,026,061,924

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
56
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $512,457,020)		$782,141,303
Investments in securities, at value - unaffiliated issuers (cost $225,357,375)		243,920,621
Cash		4,559,363
Receivables:
Investments sold		4,033,311
Dividends		846,674
Fund shares sold		505,992
Due from investment adviser		10,194
Prepaid expenses	+	17,383
Total assets		1,036,034,841

Liabilities
Payables:
Investments bought		4,469,315
Fund shares redeemed		418,258
Independent trustees’ fees		38
Accrued expenses	+	45,536
Total liabilities		4,933,147
Net assets		$1,031,101,694

Net Assets by Source
Capital received from investors		$686,132,477
Total distributable earnings	+	344,969,217
Net assets		$1,031,101,694

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,031,101,694		56,306,191		$18.31

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
57

Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$16,841,718
Dividends received from securities - unaffiliated issuers		7,855,184
Other Interest	+	77,764
Total investment income		24,774,666

Expenses
Registration fees		35,786
Professional fees		27,418
Portfolio accounting fees		25,381
Shareholder reports		10,985
Independent trustees’ fees		7,662
Transfer agent fees		2,206
Other expenses	+	9,170
Total expenses		118,608
Expense reduction	–	118,608
Net expenses	–	—
Net investment income		24,774,666

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		8,993,958
Realized capital gain distributions received from underlying funds - unaffiliated issuers		4,590,340
Net realized gains on sales of securities - affiliated issuers		27,198,371
Net realized gains on sales of securities - unaffiliated issuers	+	13,059,388
Net realized gains		53,842,057
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		57,104,981
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(3,160,140)
Net change in unrealized appreciation (depreciation)		53,944,841
Net realized and unrealized gains		107,786,898
Increase in net assets resulting from operations		$132,561,564
See financial notes
58
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$24,774,666	$24,135,863
Net realized gains		53,842,057	33,027,258
Net change in unrealized appreciation (depreciation)	+	53,944,841	145,522,388
Increase in net assets resulting from operations		$132,561,564	$202,685,509

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($58,750,271 )	($40,462,010 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,858,853	$99,659,894	5,094,284	$82,152,715
Shares reinvested		3,461,919	55,771,510	2,477,182	38,421,086
Shares redeemed	+	(11,027,948)	(185,710,071)	(11,176,949)	(180,156,886)
Net transactions in fund shares		(1,707,176)	($30,278,667 )	(3,605,483)	($59,583,085 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,013,367	$987,569,068	61,618,850	$884,928,654
Total increase (decrease)	+	(1,707,176)	43,532,626	(3,605,483)	102,640,414
End of period		56,306,191	$1,031,101,694	58,013,367	$987,569,068
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
59

Schwab Target 2035 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.62	$14.49	$14.51	$19.05	$15.34
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.37	0.31	0.25	0.20
Net realized and unrealized gains (losses)	2.31	3.30	0.70	(3.73)	3.99
Total from investment operations	2.71	3.67	1.01	(3.48)	4.19
Less distributions:
Distributions from net investment income	(0.40)	(0.34)	(0.27)	(0.48)	(0.24)
Distributions from net realized gains	(0.27)	(0.20)	(0.76)	(0.58)	(0.24)
Total distributions	(0.67)	(0.54)	(1.03)	(1.06)	(0.48)
Net asset value at end of period	$19.66	$17.62	$14.49	$14.51	$19.05
Total return	15.99%	25.75%	7.22%	(19.41%)	27.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.02%	0.02%	0.02%	0.03%[3]	0.02%
Net investment income (loss)	2.21%	2.22%	2.06%	1.55%	1.11%
Portfolio turnover rate	15%	11%	10%	13%	14%
Net assets, end of period (x 1,000,000)	$670	$607	$499	$483	$612

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
60
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.6% OF NET ASSETS

U.S. Stocks 38.2%
Large-Cap 33.2%
Schwab Core Equity Fund	$22,801,623	$1,749,957	($2,365,973 )	$324,777	$1,584,751	$24,095,135	913,040	$1,749,957
Schwab Fundamental U.S. Large Company Index Fund	24,807,656	416,963	(2,506,293)	489,010	2,484,050	25,691,386	810,454	416,963
Schwab S&P 500 Index Fund	116,586,838	1,439,790	(14,427,873)	8,177,196	13,500,380	125,276,331	7,085,765	1,439,790
Schwab Select Large Cap Growth Fund *	29,021,077	13,831,184	(2,200,000)	158,930	6,557,040	47,368,231	1,550,008	2,277,581
						222,431,083
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	10,598,347	262,675	(878,991)	117,073	721,370	10,820,474	744,187	262,675
Small-Cap 3.4%
Schwab Small-Cap Equity Fund	21,144,415	2,650,745	(1,500,000)	48,467	(90,727)	22,252,900	1,026,899	2,650,745
						255,504,457

International Stocks 18.6%
Developed Markets 18.6%
Schwab Fundamental International Equity Index Fund	5,363,103	180,540	—	—	1,360,592	6,904,235	500,307	180,540
Schwab International Core Equity Fund	44,313,116	1,106,361	(5,820,923)	1,317,080	9,614,583	50,530,217	3,330,931	1,106,361
Schwab International Opportunities Fund	60,649,162	1,179,663	(7,042,503)	(331,624)	12,943,689	67,398,387	2,675,601	1,179,663
						124,832,839

Real Estate 4.1%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	28,807,461	1,621,949	(3,000,000)	(678,157)	944,174	27,695,427	4,158,472	861,949

Fixed Income 14.1%
Inflation-Protected Bond 0.4%
Schwab Treasury Inflation Protected Securities Index Fund	—	3,382,603	(500,000)	13,213	81,582	2,977,398	283,832	92,592
Intermediate-Term Bond 10.6%
Schwab U.S. Aggregate Bond Index Fund	60,700,639	9,106,867	—	—	1,287,613	71,095,119	7,847,143	2,629,995
Short-Term Bond 3.1%
Schwab Short-Term Bond Index Fund	17,730,654	4,109,808	(1,550,000)	(95,461)	343,079	20,538,080	2,119,513	777,699
						94,610,597

Money Market Funds 0.6%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	4,019,680	174,579	—	—	—	4,194,259	4,194,259	174,855
Total Affiliated Underlying Funds (Cost $332,023,161)	$446,543,771	$41,213,684	($41,792,556 )	$9,540,504	$51,332,176	$506,837,579		$15,801,365

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
61

Schwab Target 2035 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.8% OF NET ASSETS

U.S. Stocks 7.7%
Large-Cap 6.5%
Dodge & Cox Stock Fund, Class I						$31,324,222	1,810,649
PGIM Jennison Growth Fund, Class R6						12,310,963	148,414
						43,635,185
Small-Cap 1.2%
Driehaus Small Cap Growth Fund, Institutional Class						7,680,967	276,592
						51,316,152

International Stocks 1.9%
Emerging Markets 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						12,449,678	1,093,996

Fixed Income 14.2%
Intermediate-Term Bond 10.2%
Allspring Core Plus Bond Fund, Class R6						21,267,331	1,865,555
Baird Aggregate Bond Fund, Institutional Class						26,430,208	2,645,666
Loomis Sayles Investment Grade Bond Fund, Class Y						20,512,917	2,061,600
						68,210,456
International Bond 4.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						27,275,361	2,724,811
						95,485,817
Total Unaffiliated Underlying Funds (Cost $144,409,045)						$159,251,647
Total Investments in Securities (Cost $476,432,206)						$666,089,226

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
62
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $332,023,161)		$506,837,579
Investments in securities, at value - unaffiliated issuers (cost $144,409,045)		159,251,647
Cash		3,311,374
Receivables:
Investments sold		2,000,000
Dividends		404,353
Fund shares sold		199,746
Due from investment adviser		10,058
Prepaid expenses	+	11,732
Total assets		672,026,489

Liabilities
Payables:
Investments bought		1,915,629
Fund shares redeemed		279,450
Independent trustees’ fees		36
Accrued expenses	+	39,434
Total liabilities		2,234,549
Net assets		$669,791,940

Net Assets by Source
Capital received from investors		$447,518,294
Total distributable earnings	+	222,273,646
Net assets		$669,791,940

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$669,791,940		34,064,372		$19.66

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
63

Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$9,158,722
Dividends received from securities - unaffiliated issuers		4,535,862
Other Interest	+	64,896
Total investment income		13,759,480

Expenses
Registration fees		28,395
Professional fees		27,156
Portfolio accounting fees		23,762
Shareholder reports		8,002
Independent trustees’ fees		7,091
Transfer agent fees		5,746
Other expenses	+	7,391
Total expenses		107,543
Expense reduction	–	107,543
Net expenses	–	—
Net investment income		13,759,480

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		6,642,643
Realized capital gain distributions received from underlying funds - unaffiliated issuers		3,343,904
Net realized gains on sales of securities - affiliated issuers		9,540,504
Net realized gains on sales of securities - unaffiliated issuers	+	9,657,735
Net realized gains		29,184,786
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		51,332,176
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,077,532)
Net change in unrealized appreciation (depreciation)		50,254,644
Net realized and unrealized gains		79,439,430
Increase in net assets resulting from operations		$93,198,910
See financial notes
64
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$13,759,480	$12,877,798
Net realized gains		29,184,786	9,852,746
Net change in unrealized appreciation (depreciation)	+	50,254,644	104,644,416
Increase in net assets resulting from operations		$93,198,910	$127,374,960

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,067,266 )	($18,716,571 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,920,133	$70,569,088	3,472,908	$57,739,759
Shares reinvested		1,296,076	22,124,015	1,135,743	18,046,967
Shares redeemed	+	(5,626,625)	(100,509,078)	(4,537,465)	(75,583,306)
Net transactions in fund shares		(410,416)	($7,815,975 )	71,186	$203,420

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,474,788	$607,476,271	34,403,602	$498,614,462
Total increase (decrease)	+	(410,416)	62,315,669	71,186	108,861,809
End of period		34,064,372	$669,791,940	34,474,788	$607,476,271
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
65

Schwab Target 2040 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$18.74	$15.26	$15.33	$20.52	$16.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.36	0.30	0.26	0.20
Net realized and unrealized gains (losses)	2.70	3.76	0.84	(4.10)	4.68
Total from investment operations	3.07	4.12	1.14	(3.84)	4.88
Less distributions:
Distributions from net investment income	(0.39)	(0.34)	(0.27)	(0.54)	(0.24)
Distributions from net realized gains	(0.51)	(0.30)	(0.94)	(0.81)	(0.36)
Total distributions	(0.90)	(0.64)	(1.21)	(1.35)	(0.60)
Net asset value at end of period	$20.91	$18.74	$15.26	$15.33	$20.52
Total return	17.14%	27.49%	7.79%	(20.10%)	30.57%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.01%	0.01%	0.01%	0.02%[3]	0.01%
Net investment income (loss)	1.97%	2.02%	1.90%	1.49%	1.05%
Portfolio turnover rate	12%	10%	9%	10%	14%
Net assets, end of period (x 1,000,000)	$1,313	$1,182	$982	$960	$1,236

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
66
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.2% OF NET ASSETS

U.S. Stocks 42.0%
Large-Cap 36.1%
Schwab Core Equity Fund	$48,966,709	$3,837,959	($4,374,870 )	$471,492	$3,601,168	$52,502,458	1,989,483	$3,837,959
Schwab Fundamental U.S. Large Company Index Fund	56,229,204	992,643	(3,022,460)	500,036	6,466,487	61,165,910	1,929,524	992,643
Schwab S&P 500 Index Fund	231,362,713	2,887,703	(24,388,931)	15,405,990	29,153,816	254,421,291	14,390,345	2,887,703
Schwab Select Large Cap Growth Fund *	67,640,982	27,543,833	(3,700,000)	385,224	14,479,851	106,349,890	3,480,036	5,308,481
						474,439,549
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	22,141,395	544,883	(2,088,976)	216,782	1,531,370	22,345,454	1,536,826	544,883
Small-Cap 4.2%
Schwab Small-Cap Equity Fund	48,463,006	6,075,509	—	—	23,588	54,562,103	2,517,864	6,075,509
						551,347,106

International Stocks 21.1%
Developed Markets 21.1%
Schwab Fundamental International Equity Index Fund	12,142,153	408,746	(1,600,000)	388,777	2,612,539	13,952,215	1,011,030	408,746
Schwab International Core Equity Fund	97,461,467	2,433,309	(13,119,447)	3,070,123	21,090,185	110,935,637	7,312,830	2,433,309
Schwab International Opportunities Fund	132,737,060	2,581,816	(11,130,021)	(277,350)	28,424,047	152,335,552	6,047,461	2,581,816
						277,223,404

Real Estate 4.4%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	61,869,771	1,871,819	(5,950,000)	(1,382,197)	1,971,041	58,380,434	8,765,831	1,871,819

Fixed Income 9.3%
Intermediate-Term Bond 7.2%
Schwab U.S. Aggregate Bond Index Fund	78,124,977	15,654,017	(1,400,000)	(275,307)	2,010,224	94,113,911	10,387,849	3,443,458
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	23,103,693	6,033,332	(1,800,000)	(73,877)	393,999	27,657,147	2,854,195	1,034,243
						121,771,058

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	5,028,399	218,389	—	—	—	5,246,788	5,246,787	218,735
Total Affiliated Underlying Funds (Cost $601,618,320)	$885,271,529	$71,083,958	($72,574,705 )	$18,429,693	$111,758,315	$1,013,968,790		$31,639,304

UNAFFILIATED UNDERLYING FUNDS 22.2% OF NET ASSETS

U.S. Stocks 8.5%
Large-Cap 7.3%
Dodge & Cox Stock Fund, Class I						$68,661,616	3,968,880
PGIM Jennison Growth Fund, Class R6						27,751,647	334,559
						96,413,263
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
67

Schwab Target 2040 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.2%
Driehaus Small Cap Growth Fund, Institutional Class						$15,264,845	549,688
						111,678,108

International Stocks 2.7%
Emerging Markets 2.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						35,901,312	3,154,773

Fixed Income 11.0%
Intermediate-Term Bond 7.9%
Allspring Core Plus Bond Fund, Class R6						22,413,468	1,966,094
Baird Aggregate Bond Fund, Institutional Class						40,722,098	4,076,286
Loomis Sayles Investment Grade Bond Fund, Class Y						41,107,281	4,131,385
						104,242,847
International Bond 3.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						40,148,711	4,010,860
						144,391,558
Total Unaffiliated Underlying Funds (Cost $259,710,510)						$291,970,978
Total Investments in Securities (Cost $861,328,830)						$1,305,939,768

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
68
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $601,618,320)		$1,013,968,790
Investments in securities, at value - unaffiliated issuers (cost $259,710,510)		291,970,978
Cash		7,513,080
Receivables:
Investments sold		2,400,000
Dividends		550,331
Fund shares sold		524,533
Due from investment adviser		10,470
Prepaid expenses	+	18,937
Total assets		1,316,957,119

Liabilities
Payables:
Investments bought		3,266,065
Fund shares redeemed		311,408
Independent trustees’ fees		40
Accrued expenses	+	53,148
Total liabilities		3,630,661
Net assets		$1,313,326,458

Net Assets by Source
Capital received from investors		$805,867,690
Total distributable earnings	+	507,458,768
Net assets		$1,313,326,458

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,313,326,458		62,809,153		$20.91

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
69

Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$16,514,736
Dividends received from securities - unaffiliated issuers		7,421,890
Other Interest	+	114,426
Total investment income		24,051,052

Expenses
Registration fees		31,284
Professional fees		27,747
Portfolio accounting fees		26,716
Shareholder reports		16,383
Independent trustees’ fees		8,029
Transfer agent fees		2,672
Other expenses	+	10,275
Total expenses		123,106
Expense reduction	–	123,106
Net expenses	–	—
Net investment income		24,051,052

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		15,124,568
Realized capital gain distributions received from underlying funds - unaffiliated issuers		7,251,639
Net realized gains on sales of securities - affiliated issuers		18,429,693
Net realized gains on sales of securities - unaffiliated issuers	+	23,235,781
Net realized gains		64,041,681
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		111,758,315
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(3,916,613)
Net change in unrealized appreciation (depreciation)		107,841,702
Net realized and unrealized gains		171,883,383
Increase in net assets resulting from operations		$195,934,435
See financial notes
70
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$24,051,052	$22,982,196
Net realized gains		64,041,681	31,609,173
Net change in unrealized appreciation (depreciation)	+	107,841,702	210,600,293
Increase in net assets resulting from operations		$195,934,435	$265,191,662

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($56,442,806 )	($40,800,665 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,850,522	$92,180,409	5,669,372	$99,990,935
Shares reinvested		3,042,614	54,706,191	2,371,619	39,724,621
Shares redeemed	+	(8,163,035)	(155,070,900)	(9,305,398)	(163,658,175)
Net transactions in fund shares		(269,899)	($8,184,300 )	(1,264,407)	($23,942,619 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,079,052	$1,182,019,129	64,343,459	$981,570,751
Total increase (decrease)	+	(269,899)	131,307,329	(1,264,407)	200,448,378
End of period		62,809,153	$1,313,326,458	63,079,052	$1,182,019,129
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
71

Schwab Target 2045 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.00	$13.59	$13.54	$17.97	$13.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.29	0.24	0.22	0.16
Net realized and unrealized gains (losses)	2.70	3.57	0.83	(3.76)	4.36
Total from investment operations	3.01	3.86	1.07	(3.54)	4.52
Less distributions:
Distributions from net investment income	(0.33)	(0.29)	(0.23)	(0.49)	(0.18)
Distributions from net realized gains	(0.19)	(0.16)	(0.79)	(0.40)	(0.20)
Total distributions	(0.52)	(0.45)	(1.02)	(0.89)	(0.38)
Net asset value at end of period	$19.49	$17.00	$13.59	$13.54	$17.97
Total return	18.24%	28.81%	8.24%	(20.76%)	33.13%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.03%	0.03%	0.04%	0.05%[3]	0.04%
Net investment income (loss)	1.74%	1.84%	1.73%	1.46%	0.96%
Portfolio turnover rate	9%	6%	5%	7%	12%
Net assets, end of period (x 1,000,000)	$367	$305	$234	$206	$252

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
72
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.3% OF NET ASSETS

U.S. Stocks 44.6%
Large-Cap 38.3%
Schwab Core Equity Fund	$13,268,133	$1,500,744	($300,000 )	($1,884 )	$1,163,987	$15,630,980	592,307	$1,060,744
Schwab Fundamental U.S. Large Company Index Fund	15,157,387	2,317,582	—	—	2,051,561	19,526,530	615,979	267,581
Schwab S&P 500 Index Fund	61,793,801	773,100	(2,670,000)	586,315	11,573,461	72,056,677	4,075,604	773,100
Schwab Select Large Cap Growth Fund *	21,502,618	7,937,725	(600,000)	43,321	4,716,573	33,600,237	1,099,484	1,687,531
						140,814,424
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	5,746,924	367,557	—	—	464,536	6,579,017	452,477	147,557
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	14,420,808	2,852,704	(850,000)	(87,643)	52,244	16,388,113	756,258	1,859,704
						163,781,554

International Stocks 23.0%
Developed Markets 23.0%
Schwab Fundamental International Equity Index Fund	3,366,484	113,328	—	—	854,060	4,333,872	314,049	113,328
Schwab International Core Equity Fund	27,580,120	996,218	(2,000,000)	412,907	6,832,175	33,821,420	2,229,494	696,218
Schwab International Opportunities Fund	37,397,553	2,292,098	(1,777,935)	(148,676)	8,562,531	46,325,571	1,839,046	742,099
						84,480,863

Real Estate 4.8%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	17,290,906	1,529,364	(1,260,000)	(295,958)	482,138	17,746,450	2,664,632	529,364

Fixed Income 5.7%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond Index Fund	12,593,281	3,426,931	(300,000)	(50,018)	362,652	16,032,846	1,769,630	583,445
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	3,682,256	1,592,398	(400,000)	(24,626)	84,482	4,934,510	509,237	175,920
						20,967,356

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	657,928	28,575	—	—	—	686,503	686,503	28,620
Total Affiliated Underlying Funds (Cost $196,481,250)	$234,458,199	$25,728,324	($10,157,935 )	$433,738	$37,200,400	$287,662,726		$8,665,211

UNAFFILIATED UNDERLYING FUNDS 21.1% OF NET ASSETS

U.S. Stocks 9.6%
Large-Cap 7.9%
Dodge & Cox Stock Fund, Class I						$20,476,527	1,183,614
PGIM Jennison Growth Fund, Class R6						8,467,195	102,076
						28,943,722
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
73

Schwab Target 2045 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.7%
Driehaus Small Cap Growth Fund, Institutional Class						$6,220,408	223,997
						35,164,130

International Stocks 3.8%
Emerging Markets 3.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						13,844,869	1,216,597

Fixed Income 7.7%
Intermediate-Term Bond 5.6%
Allspring Core Plus Bond Fund, Class R6						3,540,945	310,609
Baird Aggregate Bond Fund, Institutional Class						6,746,474	675,323
Loomis Sayles Investment Grade Bond Fund, Class Y						10,416,608	1,046,895
						20,704,027
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						7,663,121	765,547
						28,367,148
Total Unaffiliated Underlying Funds (Cost $67,372,163)						$77,376,147
Total Investments in Securities (Cost $263,853,413)						$365,038,873

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
74
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $196,481,250)		$287,662,726
Investments in securities, at value - unaffiliated issuers (cost $67,372,163)		77,376,147
Cash		2,472,383
Receivables:
Dividends		96,462
Fund shares sold		93,335
Due from investment adviser		10,228
Prepaid expenses	+	7,627
Total assets		367,718,908

Liabilities
Payables:
Investments bought		419,619
Fund shares redeemed		60,475
Independent trustees’ fees		34
Accrued expenses	+	37,302
Total liabilities		517,430
Net assets		$367,201,478

Net Assets by Source
Capital received from investors		$253,577,966
Total distributable earnings	+	113,623,512
Net assets		$367,201,478

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$367,201,478		18,843,256		$19.49

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
75

Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$4,089,005
Dividends received from securities - unaffiliated issuers		1,562,819
Other Interest	+	41,002
Total investment income		5,692,826

Expenses
Registration fees		29,317
Professional fees		26,889
Portfolio accounting fees		22,312
Shareholder reports		7,260
Independent trustees’ fees		6,626
Transfer agent fees		3,397
Other expenses	+	5,814
Total expenses		101,615
Expense reduction	–	101,615
Net expenses	–	—
Net investment income		5,692,826

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		4,576,206
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,940,010
Net realized gains on sales of securities - affiliated issuers		433,738
Net realized gains on sales of securities - unaffiliated issuers	+	5,182,302
Net realized gains		12,132,256
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		37,200,400
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,197,262
Net change in unrealized appreciation (depreciation)		38,397,662
Net realized and unrealized gains		50,529,918
Increase in net assets resulting from operations		$56,222,744
See financial notes
76
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$5,692,826	$5,181,342
Net realized gains		12,132,256	3,235,172
Net change in unrealized appreciation (depreciation)	+	38,397,662	58,732,167
Increase in net assets resulting from operations		$56,222,744	$67,148,681

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,372,604 )	($7,761,646 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,963,513	$52,165,044	2,745,975	$43,669,860
Shares reinvested		550,757	9,148,086	502,206	7,593,347
Shares redeemed	+	(2,582,897)	(45,479,658)	(2,563,008)	(40,246,233)
Net transactions in fund shares		931,373	$15,833,472	685,173	$11,016,974

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,911,883	$304,517,866	17,226,710	$234,113,857
Total increase	+	931,373	62,683,612	685,173	70,404,009
End of period		18,843,256	$367,201,478	17,911,883	$304,517,866
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
77

Schwab Target 2050 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.31	$13.79	$13.74	$18.48	$14.03
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.28	0.24	0.22	0.16
Net realized and unrealized gains (losses)	2.90	3.76	0.89	(3.90)	4.66
Total from investment operations	3.18	4.04	1.13	(3.68)	4.82
Less distributions:
Distributions from net investment income	(0.31)	(0.29)	(0.23)	(0.53)	(0.17)
Distributions from net realized gains	(0.25)	(0.23)	(0.85)	(0.53)	(0.20)
Total distributions	(0.56)	(0.52)	(1.08)	(1.06)	(0.37)
Net asset value at end of period	$19.93	$17.31	$13.79	$13.74	$18.48
Total return	18.96%	29.76%	8.62%	(21.22%)	34.83%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.03%	0.03%	0.04%	0.05%[3]	0.04%
Net investment income (loss)	1.58%	1.71%	1.66%	1.44%	0.93%
Portfolio turnover rate	7%	2%	5%	6%	19%
Net assets, end of period (x 1,000,000)	$376	$315	$235	$204	$245

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
78
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.8% OF NET ASSETS

U.S. Stocks 46.1%
Large-Cap 39.5%
Schwab Core Equity Fund	$14,668,054	$1,172,663	($648,819 )	($4,076 )	$1,240,836	$16,428,658	622,533	$1,172,663
Schwab Fundamental U.S. Large Company Index Fund	17,051,778	701,024	—	—	2,182,286	19,935,088	628,867	301,024
Schwab S&P 500 Index Fund	63,409,731	795,993	(461,765)	(249)	12,729,616	76,473,326	4,325,414	795,993
Schwab Select Large Cap Growth Fund *	28,345,751	2,224,581	—	—	4,862,454	35,432,786	1,159,450	2,224,581
						148,269,858
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	6,105,640	156,768	—	—	495,445	6,757,853	464,777	156,768
Small-Cap 4.8%
Schwab Small-Cap Equity Fund	15,906,186	2,294,061	—	—	17,608	18,217,855	840,695	1,994,061
						173,245,566

International Stocks 25.0%
Developed Markets 25.0%
Schwab Fundamental International Equity Index Fund	3,463,149	594,091	—	—	1,012,924	5,070,164	367,403	116,581
Schwab International Core Equity Fund	29,682,211	1,192,117	(1,200,000)	238,435	7,628,297	37,541,060	2,474,691	741,073
Schwab International Opportunities Fund	40,462,814	2,597,259	(960,000)	(52,209)	9,326,034	51,373,898	2,039,456	787,026
						93,985,122

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	18,804,449	583,566	(981,422)	(238,321)	444,765	18,613,037	2,794,750	583,566

Fixed Income 3.6%
Intermediate-Term Bond 2.7%
Schwab U.S. Aggregate Bond Index Fund	7,239,713	2,583,476	—	—	214,255	10,037,444	1,107,886	361,336
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	2,542,973	783,736	—	—	37,171	3,363,880	347,150	118,142
						13,401,324

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 3.99% (b)	283,304	12,304	—	—	—	295,608	295,608	12,324
Total Affiliated Underlying Funds (Cost $203,355,829)	$247,965,753	$15,691,639	($4,252,006 )	($56,420 )	$40,191,691	$299,540,657		$9,365,138

UNAFFILIATED UNDERLYING FUNDS 19.7% OF NET ASSETS

U.S. Stocks 9.6%
Large-Cap 8.0%
Dodge & Cox Stock Fund, Class I						$21,041,784	1,216,288
PGIM Jennison Growth Fund, Class R6						8,935,996	107,727
						29,977,780
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
79

Schwab Target 2050 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.6%
Driehaus Small Cap Growth Fund, Institutional Class						$6,267,833	225,705
						36,245,613

International Stocks 5.1%
Emerging Markets 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						19,003,756	1,669,926

Fixed Income 5.0%
Intermediate-Term Bond 3.6%
Allspring Core Plus Bond Fund, Class R6						2,929,737	256,994
Baird Aggregate Bond Fund, Institutional Class						2,988,469	299,146
Loomis Sayles Investment Grade Bond Fund, Class Y						7,782,139	782,125
						13,700,345
International Bond 1.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,202,114	519,692
						18,902,459
Total Unaffiliated Underlying Funds (Cost $62,753,176)						$74,151,828
Total Investments in Securities (Cost $266,109,005)						$373,692,485

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
80
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $203,355,829)		$299,540,657
Investments in securities, at value - unaffiliated issuers (cost $62,753,176)		74,151,828
Cash		3,177,350
Receivables:
Dividends		60,841
Fund shares sold		24,143
Due from investment adviser		9,835
Prepaid expenses	+	7,660
Total assets		376,972,314

Liabilities
Payables:
Investments bought		1,163,115
Fund shares redeemed		154,271
Independent trustees’ fees		34
Accrued expenses	+	38,044
Total liabilities		1,355,464
Net assets		$375,616,850

Net Assets by Source
Capital received from investors		$257,313,251
Total distributable earnings	+	118,303,599
Net assets		$375,616,850

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$375,616,850		18,848,997		$19.93

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
81

Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$4,010,652
Dividends received from securities - unaffiliated issuers		1,246,823
Other Interest	+	37,403
Total investment income		5,294,878

Expenses
Registration fees		28,514
Professional fees		26,909
Portfolio accounting fees		22,373
Shareholder reports		8,238
Independent trustees’ fees		6,638
Transfer agent fees		3,990
Other expenses	+	5,856
Total expenses		102,518
Expense reduction	–	102,518
Net expenses	–	—
Net investment income		5,294,878

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		5,354,486
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,942,831
Net realized losses on sales of securities - affiliated issuers		(56,420)
Net realized gains on sales of securities - unaffiliated issuers	+	4,842,360
Net realized gains		12,083,257
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		40,191,691
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,327,568
Net change in unrealized appreciation (depreciation)		42,519,259
Net realized and unrealized gains		54,602,516
Increase in net assets resulting from operations		$59,897,394
See financial notes
82
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$5,294,878	$4,941,068
Net realized gains		12,083,257	4,526,267
Net change in unrealized appreciation (depreciation)	+	42,519,259	61,240,910
Increase in net assets resulting from operations		$59,897,394	$70,708,245

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,184,744 )	($8,896,272 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,560,099	$45,451,012	2,930,832	$47,448,829
Shares reinvested		585,208	9,884,154	563,280	8,635,082
Shares redeemed	+	(2,471,974)	(44,014,728)	(2,383,085)	(38,634,732)
Net transactions in fund shares		673,333	$11,320,438	1,111,027	$17,449,179

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,175,664	$314,583,762	17,064,637	$235,322,610
Total increase	+	673,333	61,033,088	1,111,027	79,261,152
End of period		18,848,997	$375,616,850	18,175,664	$314,583,762
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
83

Schwab Target 2055 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.64	$14.00	$13.97	$18.74	$14.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.27	0.23	0.23	0.15
Net realized and unrealized gains (losses)	3.05	3.89	0.92	(4.05)	4.83
Total from investment operations	3.32	4.16	1.15	(3.82)	4.98
Less distributions:
Distributions from net investment income	(0.31)	(0.29)	(0.23)	(0.54)	(0.16)
Distributions from net realized gains	(0.28)	(0.23)	(0.89)	(0.41)	(0.19)
Total distributions	(0.59)	(0.52)	(1.12)	(0.95)	(0.35)
Net asset value at end of period	$20.37	$17.64	$14.00	$13.97	$18.74
Total return	19.44%	30.16%	8.62%	(21.54%)	35.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.04%	0.04%	0.05%	0.07%[3]	0.06%
Net investment income (loss)	1.50%	1.65%	1.59%	1.43%	0.88%
Portfolio turnover rate	6%	4%	4%	4%	11%
Net assets, end of period (x 1,000,000)	$273	$221	$162	$136	$158

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
84
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.2% OF NET ASSETS

U.S. Stocks 47.8%
Large-Cap 40.4%
Schwab Core Equity Fund	$10,210,497	$1,176,296	$—	$—	$920,951	$12,307,744	466,379	$816,296
Schwab Fundamental U.S. Large Company Index Fund	12,950,599	1,208,623	—	—	1,710,969	15,870,191	500,637	228,624
Schwab S&P 500 Index Fund	44,256,321	1,835,557	(200,000)	3,968	9,032,690	54,928,536	3,106,818	555,557
Schwab Select Large Cap Growth Fund *	21,439,777	2,162,599	—	—	3,799,958	27,402,334	896,673	1,682,599
						110,508,805
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	4,475,373	114,909	—	—	363,157	4,953,439	340,677	114,909
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	12,262,731	2,761,268	—	—	112,511	15,136,510	698,501	1,561,268
						130,598,754

International Stocks 25.1%
Developed Markets 25.1%
Schwab Fundamental International Equity Index Fund	2,603,907	376,559	(300,000)	62,381	662,498	3,405,345	246,764	87,656
Schwab International Core Equity Fund	21,520,513	1,583,276	(1,270,000)	152,171	5,618,644	27,604,604	1,819,684	546,200
Schwab International Opportunities Fund	29,016,103	2,803,324	(990,000)	(119,265)	6,912,345	37,622,507	1,493,549	591,359
						68,632,456

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	13,757,121	429,834	(740,936)	(192,223)	337,508	13,591,304	2,040,736	429,834

Fixed Income 2.3%
Intermediate-Term Bond 1.8%
Schwab U.S. Aggregate Bond Index Fund	3,626,686	1,715,018	(490,000)	(84,057)	171,649	4,939,296	545,176	174,010
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	1,417,855	60,027	—	—	18,134	1,496,016	154,388	59,692
						6,435,312
Total Affiliated Underlying Funds (Cost $151,750,368)	$177,537,483	$16,227,290	($3,990,936 )	($177,025 )	$29,661,014	$219,257,826		$6,848,004

UNAFFILIATED UNDERLYING FUNDS 19.3% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 8.5%
Dodge & Cox Stock Fund, Class I						$16,279,297	941,000
PGIM Jennison Growth Fund, Class R6						6,872,642	82,853
						23,151,939
Small-Cap 1.8%
Driehaus Small Cap Growth Fund, Institutional Class						4,928,997	177,494
						28,080,936

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
85

Schwab Target 2055 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
International Stocks 5.5%
Emerging Markets 5.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						$14,925,446	1,311,551

Fixed Income 3.5%
Intermediate-Term Bond 2.6%
Allspring Core Plus Bond Fund, Class R6						1,937,033	169,915
Baird Aggregate Bond Fund, Institutional Class						679,418	68,010
Loomis Sayles Investment Grade Bond Fund, Class Y						4,637,415	466,072
						7,253,866
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,444,294	244,185
						9,698,160
Total Unaffiliated Underlying Funds (Cost $43,975,404)						$52,704,542
Total Investments in Securities (Cost $195,725,772)						$271,962,368

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
86
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $151,750,368)		$219,257,826
Investments in securities, at value - unaffiliated issuers (cost $43,975,404)		52,704,542
Cash		2,150,901
Receivables:
Fund shares sold		38,313
Dividends		28,499
Due from investment adviser		10,660
Prepaid expenses	+	6,944
Total assets		274,197,685

Liabilities
Payables:
Investments bought		429,842
Fund shares redeemed		329,437
Independent trustees’ fees		33
Accrued expenses	+	37,575
Total liabilities		796,887
Net assets		$273,400,798

Net Assets by Source
Capital received from investors		$190,598,154
Total distributable earnings	+	82,802,644
Net assets		$273,400,798

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$273,400,798		13,422,734		$20.37

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
87

Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$2,814,186
Dividends received from securities - unaffiliated issuers		762,113
Other Interest	+	30,233
Total investment income		3,606,532

Expenses
Portfolio accounting fees		27,802
Professional fees		26,806
Registration fees		25,668
Shareholder reports		8,433
Independent trustees’ fees		6,490
Transfer agent fees		3,216
Other expenses	+	5,465
Total expenses		103,880
Expense reduction	–	103,880
Net expenses	–	—
Net investment income		3,606,532

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		4,033,818
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,306,862
Net realized losses on sales of securities - affiliated issuers		(177,025)
Net realized gains on sales of securities - unaffiliated issuers	+	2,580,667
Net realized gains		7,744,322
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		29,661,014
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	3,070,415
Net change in unrealized appreciation (depreciation)		32,731,429
Net realized and unrealized gains		40,475,751
Increase in net assets resulting from operations		$44,082,283
See financial notes
88
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$3,606,532	$3,352,368
Net realized gains		7,744,322	3,271,291
Net change in unrealized appreciation (depreciation)	+	32,731,429	43,197,562
Increase in net assets resulting from operations		$44,082,283	$49,821,221

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,485,566 )	($6,096,130 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,322,442	$42,373,615	2,501,248	$41,010,551
Shares reinvested		426,108	7,324,800	381,713	5,958,540
Shares redeemed	+	(1,841,368)	(33,654,855)	(1,910,034)	(31,587,248)
Net transactions in fund shares		907,182	$16,043,560	972,927	$15,381,843

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,515,552	$220,760,521	11,542,625	$161,653,587
Total increase	+	907,182	52,640,277	972,927	59,106,934
End of period		13,422,734	$273,400,798	12,515,552	$220,760,521
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
89

Schwab Target 2060 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$15.90	$12.58	$12.26	$16.42	$12.21
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.23	0.20	0.19	0.12
Net realized and unrealized gains (losses)	2.84	3.55	0.85	(3.61)	4.34
Total from investment operations	3.07	3.78	1.05	(3.42)	4.46
Less distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.20)	(0.47)	(0.13)
Distributions from net realized gains	(0.21)	(0.20)	(0.53)	(0.27)	(0.12)
Total distributions	(0.48)	(0.46)	(0.73)	(0.74)	(0.25)
Net asset value at end of period	$18.49	$15.90	$12.58	$12.26	$16.42
Total return	19.90%	30.55%	8.82%	(21.88%)	36.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.09%	0.10%	0.15%	0.20%[3]	0.22%
Net investment income (loss)	1.40%	1.54%	1.51%	1.35%	0.80%
Portfolio turnover rate	5%	2%	4%	15%	11%
Net assets, end of period (x 1,000,000)	$120	$87	$54	$40	$40

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
90
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.1% OF NET ASSETS

U.S. Stocks 47.7%
Large-Cap 40.2%
Schwab Core Equity Fund	$4,156,013	$972,260	$—	$—	$426,791	$5,555,064	210,499	$332,260
Schwab Fundamental U.S. Large Company Index Fund	5,102,473	1,270,077	(100,000)	1,157	768,482	7,042,189	222,151	90,077
Schwab S&P 500 Index Fund	17,341,443	2,767,690	(150,000)	1,624	3,820,583	23,781,340	1,345,098	217,690
Schwab Select Large Cap Growth Fund *	8,703,170	1,588,027	—	—	1,750,232	12,041,429	394,026	683,027
						48,420,022
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	1,789,560	420,948	—	—	152,393	2,362,901	162,510	45,948
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	5,053,176	1,450,675	—	—	159,875	6,663,726	307,509	640,675
						57,446,649

International Stocks 25.4%
Developed Markets 25.4%
Schwab Fundamental International Equity Index Fund	1,050,106	205,350	—	—	321,984	1,577,440	114,307	35,350
Schwab International Core Equity Fund	8,604,440	1,363,356	(90,000)	(211)	2,478,786	12,356,371	814,527	223,356
Schwab International Opportunities Fund	11,601,757	2,199,122	(100,000)	(27,092)	2,916,600	16,590,387	658,610	244,122
						30,524,198

Real Estate 5.1%
Global Real Estate 5.1%
Schwab Global Real Estate Fund	5,442,748	767,548	(100,000)	(23,557)	88,739	6,175,478	927,249	177,548

Fixed Income 1.9%
Intermediate-Term Bond 1.4%
Schwab U.S. Aggregate Bond Index Fund	866,281	991,076	(189,999)	(18,013)	47,072	1,696,417	187,243	50,699
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	427,306	149,755	—	—	5,643	582,704	60,135	19,625
						2,279,121
Total Affiliated Underlying Funds (Cost $71,574,492)	$70,138,473	$14,145,884	($729,999 )	($66,092 )	$12,937,180	$96,425,446		$2,760,377

UNAFFILIATED UNDERLYING FUNDS 19.3% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 8.7%
Dodge & Cox Stock Fund, Class I						$7,355,622	425,180
PGIM Jennison Growth Fund, Class R6						3,169,701	38,212
						10,525,323
Small-Cap 2.2%
Driehaus Small Cap Growth Fund, Institutional Class						2,596,264	93,492
						13,121,587

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
91

Schwab Target 2060 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
International Stocks 5.9%
Emerging Markets 5.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						$7,109,292	624,718

Fixed Income 2.5%
Intermediate-Term Bond 1.8%
Allspring Core Plus Bond Fund, Class R6						523,424	45,914
Loomis Sayles Investment Grade Bond Fund, Class Y						1,664,412	167,278
						2,187,836
International Bond 0.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						880,372	87,949
						3,068,208
Total Unaffiliated Underlying Funds (Cost $19,475,964)						$23,299,087
Total Investments in Securities (Cost $91,050,456)						$119,724,533

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
92
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $71,574,492)		$96,425,446
Investments in securities, at value - unaffiliated issuers (cost $19,475,964)		23,299,087
Cash		906,278
Receivables:
Fund shares sold		48,576
Dividends		9,817
Due from investment adviser		8,611
Prepaid expenses	+	12,503
Total assets		120,710,318

Liabilities
Payables:
Investments bought		260,325
Fund shares redeemed		21,199
Independent trustees’ fees		32
Accrued expenses	+	33,565
Total liabilities		315,121
Net assets		$120,395,197

Net Assets by Source
Capital received from investors		$90,050,927
Total distributable earnings	+	30,344,270
Net assets		$120,395,197

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$120,395,197		6,511,745		$18.49

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
93

Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$1,115,612
Dividends received from securities - unaffiliated issuers		268,613
Other Interest	+	12,812
Total investment income		1,397,037

Expenses
Registration fees		27,002
Professional fees		26,644
Portfolio accounting fees		11,913
Shareholder reports		7,753
Independent trustees’ fees		6,270
Transfer agent fees		1,124
Other expenses	+	4,872
Total expenses		85,578
Expense reduction	–	85,578
Net expenses	–	—
Net investment income		1,397,037

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		1,644,765
Realized capital gain distributions received from underlying funds - unaffiliated issuers		523,116
Net realized losses on sales of securities - affiliated issuers		(66,092)
Net realized gains on sales of securities - unaffiliated issuers	+	749,614
Net realized gains		2,851,403
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		12,937,180
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,890,188
Net change in unrealized appreciation (depreciation)		14,827,368
Net realized and unrealized gains		17,678,771
Increase in net assets resulting from operations		$19,075,808
See financial notes
94
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$1,397,037	$1,124,550
Net realized gains		2,851,403	1,096,520
Net change in unrealized appreciation (depreciation)	+	14,827,368	15,325,826
Increase in net assets resulting from operations		$19,075,808	$17,546,896

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,690,018 )	($2,026,592 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,559,877	$25,742,028	1,714,423	$25,575,817
Shares reinvested		166,344	2,584,990	141,021	1,978,525
Shares redeemed	+	(656,085)	(10,829,571)	(728,522)	(10,823,838)
Net transactions in fund shares		1,070,136	$17,497,447	1,126,922	$16,730,504

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,441,609	$86,511,960	4,314,687	$54,261,152
Total increase	+	1,070,136	33,883,237	1,126,922	32,250,808
End of period		6,511,745	$120,395,197	5,441,609	$86,511,960
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
95

Schwab Target 2065 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	2/26/21[1]– 10/31/21
Per-Share Data
Net asset value at beginning of period	$11.32	$8.94	$8.63	$11.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.15	0.15	0.12	0.11	0.03
Net realized and unrealized gains (losses)	2.06	2.56	0.61	(2.51)	1.30
Total from investment operations	2.21	2.71	0.73	(2.40)	1.33
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	(0.13)	(0.30)	—
Distributions from net realized gains	(0.13)	(0.15)	(0.29)	—	—
Total distributions	(0.32)	(0.33)	(0.42)	(0.30)	—
Net asset value at end of period	$13.21	$11.32	$8.94	$8.63	$11.33
Total return	20.09%	30.80%	8.75%	(21.78%)	13.30%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[4]	0.00%	0.00%	0.00%	0.00%[5]	0.00%[6]
Total expenses[4]	0.26%	0.34%	0.70%	1.10%[5]	1.90%[6]
Net investment income (loss)	1.28%	1.41%	1.32%	1.17%	0.35%[6]
Portfolio turnover rate	4%	7%	4%	26%	34%[3]
Net assets, end of period (x 1,000,000)	$40	$24	$12	$7	$4

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Annualized.
See financial notes
96
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Fund
Portfolio Holdings  as of October 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.0% OF NET ASSETS

U.S. Stocks 48.4%
Large-Cap 40.5%
Schwab Core Equity Fund	$1,161,136	$533,829	$—	$—	$165,044	$1,860,009	70,482	$92,829
Schwab Fundamental U.S. Large Company Index Fund	1,434,240	756,833	—	—	259,454	2,450,527	77,304	25,833
Schwab S&P 500 Index Fund	4,768,359	2,028,346	(100,000)	2,691	1,222,413	7,921,809	448,066	60,346
Schwab Select Large Cap Growth Fund *	2,535,019	903,980	—	—	594,615	4,033,614	131,990	201,979
						16,265,959
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	487,095	248,547	—	—	51,317	786,959	54,124	13,248
Small-Cap 5.9%
Schwab Small-Cap Equity Fund	1,425,058	831,106	—	—	112,228	2,368,392	109,294	182,106
						19,421,310

International Stocks 26.1%
Developed Markets 26.1%
Schwab Fundamental International Equity Index Fund	311,206	112,476	—	—	95,383	519,065	37,613	10,476
Schwab International Core Equity Fund	2,381,005	1,158,392	—	—	759,114	4,298,511	283,356	65,392
Schwab International Opportunities Fund	3,257,257	1,483,740	—	—	910,508	5,651,505	224,355	70,739
						10,469,081

Real Estate 5.4%
Global Real Estate 5.4%
Schwab Global Real Estate Fund	1,492,553	620,116	—	—	26,705	2,139,374	321,227	55,117

Fixed Income 1.1%
Intermediate-Term Bond 0.6%
Schwab U.S. Aggregate Bond Index Fund	70,533	328,728	(170,000)	2,215	350	231,826	25,588	3,677
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	110,755	97,950	—	—	1,784	210,489	21,722	5,902
						442,315
Total Affiliated Underlying Funds (Cost $25,862,812)	$19,434,216	$9,104,043	($270,000 )	$4,906	$4,198,915	$32,472,080		$787,644

UNAFFILIATED UNDERLYING FUNDS 18.5% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 8.9%
Dodge & Cox Stock Fund, Class I						$2,527,618	146,105
PGIM Jennison Growth Fund, Class R6						1,028,301	12,397
						3,555,919
Small-Cap 2.0%
Driehaus Small Cap Growth Fund, Institutional Class						814,467	29,329
						4,370,386

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
97

Schwab Target 2065 Fund
Portfolio Holdings  as of October 31, 2025 (continued)

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/25	BALANCE OF SHARES HELD AT 10/31/25	DISTRIBUTIONS RECEIVED(a)
International Stocks 6.3%
Emerging Markets 6.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						$2,520,740	221,506

Fixed Income 1.3%
Intermediate-Term Bond 0.9%
Loomis Sayles Investment Grade Bond Fund, Class Y						354,794	35,658
International Bond 0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						178,824	17,865
						533,618
Total Unaffiliated Underlying Funds (Cost $6,283,467)						$7,424,744
Total Investments in Securities (Cost $32,146,279)						$39,896,824

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At October 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
98
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Fund
Statement of Assets and Liabilities

As of October 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $25,862,812)		$32,472,080
Investments in securities, at value - unaffiliated issuers (cost $6,283,467)		7,424,744
Cash		401,660
Receivables:
Fund shares sold		13,986
Due from investment adviser		8,530
Dividends		1,895
Prepaid expenses	+	6,849
Total assets		40,329,744

Liabilities
Payables:
Investments bought		181,994
Fund shares redeemed		11,185
Independent trustees’ fees		31
Accrued expenses	+	30,441
Total liabilities		223,651
Net assets		$40,106,093

Net Assets by Source
Capital received from investors		$32,026,332
Total distributable earnings	+	8,079,761
Net assets		$40,106,093

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$40,106,093		3,034,914		$13.21

See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
99

Schwab Target 2065 Fund
Statement of Operations

For the period November 1, 2024 through October 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$313,732
Dividends received from securities - unaffiliated issuers		68,815
Other Interest	+	4,116
Total investment income		386,663

Expenses
Professional fees		26,557
Registration fees		21,726
Portfolio accounting fees		11,537
Independent trustees’ fees		6,163
Shareholder reports		5,740
Transfer agent fees		860
Custodian fees		165
Other expenses	+	4,599
Total expenses		77,347
Expense reduction	–	77,347
Net expenses	–	—
Net investment income		386,663

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		473,912
Realized capital gain distributions received from underlying funds - unaffiliated issuers		141,053
Net realized gains on sales of securities - affiliated issuers		4,906
Net realized gains on sales of securities - unaffiliated issuers	+	124,083
Net realized gains		743,954
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		4,198,915
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	762,649
Net change in unrealized appreciation (depreciation)		4,961,564
Net realized and unrealized gains		5,705,518
Increase in net assets resulting from operations		$6,092,181
See financial notes
100
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/24-10/31/25		11/1/23-10/31/24
Net investment income		$386,663	$269,915
Net realized gains		743,954	157,684
Net change in unrealized appreciation (depreciation)	+	4,961,564	4,011,778
Increase in net assets resulting from operations		$6,092,181	$4,439,377

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($706,731 )	($492,579 )

TRANSACTIONS IN FUND SHARES
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,233,821	$14,510,869	1,105,413	$11,677,357
Shares reinvested		61,484	681,248	47,498	474,024
Shares redeemed	+	(366,242)	(4,300,873)	(433,269)	(4,660,016)
Net transactions in fund shares		929,063	$10,891,244	719,642	$7,491,365

SHARES OUTSTANDING AND NET ASSETS
	11/1/24-10/31/25			11/1/23-10/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,105,851	$23,829,399	1,386,209	$12,391,236
Total increase	+	929,063	16,276,694	719,642	11,438,163
End of period		3,034,914	$40,106,093	2,105,851	$23,829,399
See financial notes
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements
101

Schwab Multi-Asset Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Balanced Fund	Schwab Dividend Equity Fund
Schwab MarketTrack All Equity Portfolio	Schwab Large-Cap Growth Fund
Schwab MarketTrack Growth Portfolio	Schwab Small-Cap Equity Fund
Schwab MarketTrack Balanced Portfolio	Schwab Health Care Fund
Schwab MarketTrack Conservative Portfolio	Schwab International Core Equity Fund
Schwab Target 2010 Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Target 2015 Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Target 2020 Fund	Schwab Fundamental International Equity Index Fund
Schwab Target 2025 Fund	Schwab Fundamental International Small Equity Index Fund
Schwab Target 2030 Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab Target 2035 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2040 Fund	Schwab Target 2010 Index Fund
Schwab Target 2045 Fund	Schwab Target 2015 Index Fund
Schwab Target 2050 Fund	Schwab Target 2020 Index Fund
Schwab Target 2055 Fund	Schwab Target 2025 Index Fund
Schwab Target 2060 Fund	Schwab Target 2030 Index Fund
Schwab Target 2065 Fund	Schwab Target 2035 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Index Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Index Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2065 Index Fund
Schwab International Index Fund	Schwab Monthly Income Fund - Target Payout
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each fund is considered a “fund of funds” because it invests in other exchange-traded funds or mutual funds. Each of the funds seeks to achieve its investment objective by investing in affiliated Schwab mutual funds, Schwab ETFs, and unaffiliated third-party exchange-traded funds and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Balanced Fund seeks capital growth and income.
The Schwab MarketTrack All Equity Portfolio seeks high capital growth through an all-stock portfolio.
The Schwab MarketTrack Growth Portfolio seeks seeks high capital growth with less volatility than an all-stock portfolio.
The Schwab MarketTrack Balanced Portfolio seeks both capital growth and income.
The Schwab MarketTrack Conservative Portfolio seeks income and more growth potential than an all-bond portfolio.
The Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio are referred to collectively as the Schwab MarketTrack Portfolios.
102
Schwab Multi-Asset Funds | Annual Holdings and Financial Statements

Schwab Multi-Asset Funds
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund and Schwab Target 2065 Fund (collectively, the Schwab Target Funds) seek to provide capital appreciation and income consistent with their current asset allocation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds and are reflected in the net asset values of the underlying funds.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio which typically makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB BALANCED FUND	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND
0.00%	0.13%	0.13%	0.13%	0.13%	0.00%	0.00%	0.00%	0.00%	0.00%

SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
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Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Balanced Fund and Schwab Target Funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, except the Schwab Balanced Fund and Schwab Target Funds, are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
SCHWAB BALANCED FUND	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND
0.00%	0.50%	0.50%	0.50%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%

SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of October 31, 2025, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB BALANCED FUND	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO	SCHWAB TARGET 2010 FUND
Schwab Core Equity Fund	12.7%	— %	— %	— %	— %	0.0%*
Schwab Emerging Markets Equity ETF	— %	0.3%	0.2%	— %	— %	— %
Schwab Fundamental Emerging Markets Equity Index Fund	— %	4.0%	2.6%	1.2%	0.3%	— %
Schwab Fundamental International Equity Index Fund	— %	2.0%	1.4%	0.6%	0.1%	0.0%*
Schwab Fundamental International Small Equity Index Fund	— %	8.1%	5.3%	2.3%	0.5%	— %
Schwab Fundamental U.S. Large Company Index Fund	— %	1.4%	1.2%	0.5%	0.1%	0.0%*
Schwab Fundamental U.S. Small Company Index Fund	— %	2.1%	1.6%	0.6%	0.1%	— %
Schwab Global Real Estate Fund	— %	— %	— %	— %	— %	0.3%
Schwab Government Money Fund, Ultra Shares	0.1%	— %	0.1%	0.1%	0.0%*	0.0%*
Schwab High Yield Bond ETF	— %	— %	— %	0.5%	0.2%	— %
Schwab International Core Equity Fund	— %	— %	— %	— %	— %	0.2%
Schwab International Index Fund	— %	1.4%	1.0%	0.5%	0.1%	— %
Schwab International Opportunities Fund	6.2%	— %	— %	— %	— %	0.1%
Schwab S&P 500 Index Fund	— %	0.2%	0.2%	0.1%	0.0%*	0.0%*
Schwab Select Large Cap Growth Fund	4.8%	— %	— %	— %	— %	0.1%
Schwab Short-Term Bond Index Fund	— %	— %	— %	1.6%	0.8%	0.2%
Schwab Small-Cap Equity Fund	10.0%	— %	— %	— %	— %	0.1%
Schwab Small-Cap Index Fund	— %	0.8%	0.6%	0.4%	0.1%	— %
Schwab Treasury Inflation Protected Securities Index Fund	— %	— %	— %	— %	— %	0.1%
Schwab U.S. Aggregate Bond Index Fund	4.8%	— %	3.0%	3.5%	1.8%	0.2%
Schwab U.S. Large-Cap Growth Index Fund	— %	2.9%	2.4%	1.2%	0.2%	— %
Schwab U.S. Mid Cap Index Fund	— %	— %	— %	— %	— %	0.0%*
Schwab U.S. REIT ETF	— %	0.7%	0.5%	0.2%	0.1%	— %

*	Less than 0.05%

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Schwab Multi-Asset Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
UNDERLYING FUNDS	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND	SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND
Schwab Core Equity Fund	0.1%	0.4%	0.5%	2.1%	1.6%	3.4%
Schwab Emerging Markets Equity ETF	— %	— %	— %	— %	— %	— %
Schwab Fundamental Emerging Markets Equity Index Fund	— %	— %	— %	— %	— %	— %
Schwab Fundamental International Equity Index Fund	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.4%
Schwab Fundamental International Small Equity Index Fund	— %	— %	— %	— %	— %	— %
Schwab Fundamental U.S. Large Company Index Fund	0.0%*	0.1%	0.1%	0.3%	0.2%	0.6%
Schwab Fundamental U.S. Small Company Index Fund	— %	— %	— %	— %	— %	— %
Schwab Global Real Estate Fund	0.4%	2.6%	4.0%	12.6%	9.6%	20.3%
Schwab International Opportunities Fund	0.2%	1.3%	2.1%	7.5%	5.7%	13.0%
Schwab International Core Equity Fund	0.2%	1.4%	2.2%	7.7%	6.1%	13.3%
Schwab International Index Fund	— %	— %	— %	— %	— %	— %
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.2%
Schwab Short-Term Bond Index Fund	0.2%	1.4%	1.9%	3.0%	1.3%	1.8%
Schwab Select Large Cap Growth Fund	0.1%	0.5%	0.8%	2.5%	2.0%	4.5%
Schwab Small-Cap Equity Fund	0.1%	0.9%	1.1%	4.5%	3.4%	8.4%
Schwab Small-Cap Index Fund	— %	— %	— %	— %	— %	— %
Schwab Treasury Inflation Protected Securities Index Fund	0.1%	0.7%	0.9%	0.8%	0.1%	— %
Schwab U.S. Aggregate Bond Index Fund	0.2%	1.3%	1.8%	2.9%	1.3%	1.7%
Schwab U.S. Large-Cap Growth Index Fund	— %	— %	— %	— %	— %	— %
Schwab U.S. Mid Cap Index Fund	0.0%*	0.2%	0.3%	0.7%	0.5%	1.0%
Schwab U.S. REIT ETF	— %	— %	— %	— %	— %	— %
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab High Yield Bond ETF	— %	— %	— %	— %	— %	— %

*	Less than 0.05%

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Schwab Multi-Asset Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
UNDERLYING FUNDS	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND
Schwab Core Equity Fund	1.0%	1.1%	0.8%	0.4%	0.1%
Schwab Emerging Markets Equity ETF	— %	— %	— %	— %	— %
Schwab Fundamental Emerging Markets Equity Index Fund	— %	— %	— %	— %	— %
Schwab Fundamental International Equity Index Fund	0.1%	0.1%	0.1%	0.0%*	0.0%*
Schwab Fundamental International Small Equity Index Fund	— %	— %	— %	— %	— %
Schwab Fundamental U.S. Large Company Index Fund	0.2%	0.2%	0.2%	0.1%	0.0%*
Schwab Fundamental U.S. Small Company Index Fund	— %	— %	— %	— %	— %
Schwab Global Real Estate Fund	6.2%	6.5%	4.7%	2.1%	0.7%
Schwab International Opportunities Fund	3.9%	4.4%	3.2%	1.4%	0.5%
Schwab International Core Equity Fund	4.1%	4.5%	3.3%	1.5%	0.5%
Schwab International Index Fund	— %	— %	— %	— %	— %
Schwab S&P 500 Index Fund	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Short-Term Bond Index Fund	0.3%	0.2%	0.1%	0.0%*	0.0%*
Schwab Select Large Cap Growth Fund	1.4%	1.5%	1.2%	0.5%	0.2%
Schwab Small-Cap Equity Fund	2.5%	2.8%	2.3%	1.0%	0.4%
Schwab Treasury Inflation Protected Securities Index Fund	— %	— %	— %	— %	— %
Schwab U.S. Aggregate Bond Index Fund	0.3%	0.2%	0.1%	0.0%*	0.0%*
Schwab U.S. Large-Cap Growth Index Fund	— %	— %	— %	— %	— %
Schwab U.S. Mid Cap Index Fund	0.3%	0.3%	0.2%	0.1%	0.0%*
Schwab U.S. REIT ETF	— %	— %	— %	— %	— %
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	— %	— %	— %
Schwab High Yield Bond ETF	— %	— %	— %	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended October 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab MarketTrack All Equity Portfolio	$12,162,183	$145,871	($1,417 )
Schwab MarketTrack Growth Portfolio	8,169,171	479,145	(1,044)
Schwab MarketTrack Balanced Portfolio	—	—	—
Schwab MarketTrack Conservative Portfolio	39,442	120,375	1,308
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended October 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Balanced Fund	$83,059,651	$89,520,243
Schwab MarketTrack All Equity Portfolio	191,303,643	202,751,185
Schwab MarketTrack Growth Portfolio	172,603,547	225,601,833
Schwab MarketTrack Balanced Portfolio	125,352,688	153,291,121
Schwab MarketTrack Conservative Portfolio	44,947,523	58,509,569
Schwab Target 2010 Fund	6,879,798	9,499,757
Schwab Target 2015 Fund	7,942,702	13,060,294
Schwab Target 2020 Fund	28,247,575	71,335,239
Schwab Target 2025 Fund	57,172,597	112,523,883
Schwab Target 2030 Fund	133,835,355	185,333,079
Schwab Target 2035 Fund	90,842,533	98,372,449
Schwab Target 2040 Fund	151,222,480	171,231,704
Schwab Target 2045 Fund	47,280,540	28,881,235
Schwab Target 2050 Fund	37,122,438	23,955,246
Schwab Target 2055 Fund	33,170,327	15,508,222
Schwab Target 2060 Fund	23,331,160	5,043,120
Schwab Target 2065 Fund	12,518,879	1,291,665
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Financial Notes (continued)

 7. Federal Income Taxes:
As of October 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Balanced Fund	$629,370,576	$122,084,186	($13,787,177 )	$108,297,009
Schwab MarketTrack All Equity Portfolio	536,995,543	549,300,803	(11,738,716)	537,562,087
Schwab MarketTrack Growth Portfolio	592,688,301	463,545,360	(13,334,381)	450,210,979
Schwab MarketTrack Balanced Portfolio	422,800,565	207,399,829	(7,067,496)	200,332,333
Schwab MarketTrack Conservative Portfolio	166,627,806	41,834,881	(3,926,802)	37,908,079
Schwab Target 2010 Fund	37,110,017	7,789,337	(2,337,555)	5,451,782
Schwab Target 2015 Fund	39,053,563	8,496,299	(1,063,674)	7,432,625
Schwab Target 2020 Fund	242,652,657	64,868,867	(12,901,331)	51,967,536
Schwab Target 2025 Fund	343,025,508	94,781,827	(15,336,089)	79,445,738
Schwab Target 2030 Fund	749,586,915	300,645,213	(24,170,204)	276,475,009
Schwab Target 2035 Fund	479,850,892	195,902,522	(9,664,188)	186,238,334
Schwab Target 2040 Fund	872,202,284	454,224,067	(20,486,583)	433,737,484
Schwab Target 2045 Fund	265,287,610	103,005,067	(3,253,804)	99,751,263
Schwab Target 2050 Fund	268,604,406	109,146,532	(4,058,453)	105,088,079
Schwab Target 2055 Fund	197,560,287	75,082,100	(680,019)	74,402,081
Schwab Target 2060 Fund	92,342,582	27,389,063	(7,112)	27,381,951
Schwab Target 2065 Fund	32,588,376	7,752,559	(444,111)	7,308,448
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
Schwab Balanced Fund	$9,221,252	$24,745,276	$108,297,009	$142,263,537
Schwab MarketTrack All Equity Portfolio	5,973,988	51,833,153	537,562,087	595,369,228
Schwab MarketTrack Growth Portfolio	7,602,454	68,230,843	450,210,979	526,044,276
Schwab MarketTrack Balanced Portfolio	7,660,862	28,870,305	200,332,333	236,863,500
Schwab MarketTrack Conservative Portfolio	708,706	7,103,055	37,908,079	45,719,840
Schwab Target 2010 Fund	935,997	1,648,079	5,451,782	8,035,858
Schwab Target 2015 Fund	1,003,070	2,351,004	7,432,625	10,786,699
Schwab Target 2020 Fund	6,071,745	18,677,864	51,967,536	76,717,145
Schwab Target 2025 Fund	8,145,183	26,361,421	79,445,738	113,952,342
Schwab Target 2030 Fund	15,150,989	53,343,219	276,475,009	344,969,217
Schwab Target 2035 Fund	7,779,686	28,255,626	186,238,334	222,273,646
Schwab Target 2040 Fund	12,075,738	61,645,546	433,737,484	507,458,768
Schwab Target 2045 Fund	2,299,259	11,572,990	99,751,263	113,623,512
Schwab Target 2050 Fund	1,787,579	11,427,941	105,088,079	118,303,599
Schwab Target 2055 Fund	1,127,885	7,272,678	74,402,081	82,802,644
Schwab Target 2060 Fund	410,265	2,552,054	27,381,951	30,344,270
Schwab Target 2065 Fund	110,443	660,870	7,308,448	8,079,761
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Financial Notes (continued)

7. Federal Income Taxes (continued):
As of October 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Balanced Fund	$15,802,019	$17,717,414	$13,139,802	$21,612,656
Schwab MarketTrack All Equity Portfolio	20,601,531	44,920,103	15,696,088	9,868,333
Schwab MarketTrack Growth Portfolio	23,703,060	77,081,686	18,966,394	16,318,683
Schwab MarketTrack Balanced Portfolio	16,135,536	40,873,640	13,038,206	10,307,370
Schwab MarketTrack Conservative Portfolio	5,927,137	12,878,284	5,760,268	8,105,659
Schwab Target 2010 Fund	1,375,626	1,338,322	1,271,573	619,179
Schwab Target 2015 Fund	1,522,240	2,220,953	1,458,869	1,593,932
Schwab Target 2020 Fund	9,579,928	15,898,463	9,520,093	13,437,161
Schwab Target 2025 Fund	13,001,840	18,704,502	12,258,169	11,365,616
Schwab Target 2030 Fund	25,291,828	33,458,443	22,367,653	18,094,357
Schwab Target 2035 Fund	13,971,039	9,096,227	11,858,776	6,857,795
Schwab Target 2040 Fund	24,970,292	31,472,514	21,973,024	18,827,641
Schwab Target 2045 Fund	5,938,381	3,434,223	5,034,628	2,727,018
Schwab Target 2050 Fund	5,731,187	4,453,557	4,978,884	3,917,388
Schwab Target 2055 Fund	4,018,500	3,467,066	3,423,676	2,672,454
Schwab Target 2060 Fund	1,523,041	1,166,977	1,127,201	899,391
Schwab Target 2065 Fund	425,221	281,510	264,373	228,206
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Multi-Asset Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Balanced Fund, Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund, and Schwab Target 2065 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Balanced Fund, Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund, and Schwab Target 2065 Fund (the “Funds”), seventeen of the Funds constituting Schwab Capital Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (excluding Schwab Target 2065 Fund); the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from February 26, 2021 (commencement of operations) through October 31, 2021 for Schwab Target 2065 Fund; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds (excluding Schwab Target 2065 Fund) as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2065 Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and for the period from February 26, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
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Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Schwab Multi-Asset Funds
Investment Advisory Agreement Approval

Approval of Renewal of Investment Advisory Agreement – Schwab Balanced Fund
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Balanced Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity,
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due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not directly bear advisory fees at the Fund level, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and
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Schwab Multi-Asset Funds
trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Approval of Renewal of Investment Advisory Agreement – Schwab MarketTrack Portfolios
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
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4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio each had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to each Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each Fund’s investment objective and policies and that the investment adviser had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the operating expense of each Fund for so long as it serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its
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management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Approval of Renewal of Investment Advisory Agreement – Schwab Target Funds
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund and Schwab Target 2065 Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the
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Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. The Board also considered that, in January 2025, CSIM had implemented enhancements to each Fund’s real estate investment trust, U.S. large-cap, international equity and emerging markets equity allocations. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of each Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as the investment adviser serves as the adviser to the Fund. The
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Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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MFR33732-20
00319726

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2025

By:	/s/ Dana Smith
Dana Smith
Principal Financial Officer (Chief Financial Officer)

Date:	December 16, 2025